UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 to June 30, 2015

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Semi-Annual Report

June 30, 2015 (Unaudited)

AQR Diversified Arbitrage Fund

AQR Equity Market Neutral Fund

AQR Global Macro Fund

AQR Long-Short Equity Fund

AQR Managed Futures Strategy Fund

AQR Managed Futures Strategy HV Fund

AQR Multi-Strategy Alternative Fund

AQR Risk-Balanced Commodities Strategy Fund

AQR Risk Parity Fund

AQR Risk Parity II HV Fund

AQR Risk Parity II MV Fund

AQR Style Premia Alternative Fund

AQR Style Premia Alternative LV Fund

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 139.5%	SHARES	VALUE (Note 5)
COMMON STOCKS - 37.3%

Communications - 0.0% (a)
FriendFinder Networks, Inc. (3)†(b)	6,483	$225,236

Consumer Discretionary - 1.0%
ANN, Inc. †	17,549	847,441
Bright Horizons Family Solutions, Inc. †(c)	6,364	367,839
China Century Dragon Media, Inc. (3)†(b)	150,272	—
China Networks International Holdings Ltd. (3)†(b)	2,287,278	45,746
DEMC Ltd., Class A (3)†(b)	11,482	114,819
DEMC Ltd., Class B (3)†(b)	10,488	—
Education Management Corp. (3)†(b)	26,919,323	1,188,219
General Motors Co. (n)	16,411	546,979
Journal Media Group, Inc.	113,527	941,139
Orbitz Worldwide, Inc. †(n)	302,341	3,452,734
Standard Pacific Corp. †	1,645	14,657
Time Warner Cable, Inc.	44,280	7,889,368
World Duty Free SpA (Italy) (2)†	5,390	60,439

		15,469,380

Consumer Staples - 0.1%
Herbalife Ltd. (Cayman Islands) †(c)	12,701	699,698
Neptune Technologies & Bioressources, Inc. (Canada) †	148	189

		699,887

Energy - 0.2%
Aegean Marine Petroleum Network, Inc. (Greece)	4,568	56,460
CanElson Drilling, Inc. (Canada)	229,430	793,545
Energy Fuels, Inc. (Canada) †	14,400	64,448
Legacy Oil+Gas, Inc. (Canada) †	347,418	673,140
Pacific Rubiales Energy Corp. (Colombia)	38,003	143,310
Rosetta Resources, Inc. †	36,019	833,480

		2,564,383

Financials - 20.0%
1347 Capital Corp. †	420,504	4,099,914
Alignvest Acquisition Corp. (Canada) †	890,000	7,375,100
AR Capital Acquisition Corp. (2)†	905,000	8,208,350
Arowana, Inc. (Australia) (2)†	720,000	7,034,400
Associated Estates Realty Corp. REIT	27,655	791,763
Atlantic Alliance Partnership Corp. (2)†	450,000	4,567,500
Bank of Cyprus PCL (Cyprus) (2)†	118,716,595	25,767,057
Barington/Hilco Acquisition Corp. (2)†	487,260	4,726,422
Boulevard Acquisition Corp. †	249,255	3,115,688
Bridge Capital Holdings †	1,237	36,863
Cambridge Capital Acquisition Corp. †	1,478,400	14,784,000
Capitol Acquisition Corp. II †	611,021	6,446,272
CB Pharma Acquisition Corp. (3)†(b)	325,500	3,212,685
Chart Acquisition Corp. (3)†(b)	1,268,535	12,558,497
China VantagePoint Acquisition Co. (3)†(b)	1,990	—
City National Corp.	2,683	242,516
Communications Sales & Leasing, Inc. REIT	130,904	3,235,947
DT Asia Investments Ltd. (Hong Kong) (3)†(b)	209,241	2,071,486

	SHARES	VALUE (Note 5)
Financials - 20.0% (continued)
Dundee Acquisition Ltd., Class A (Canada) †	1,260,000	$9,896,397
Electrum Special Acquisition Corp., Class U †	990,000	9,919,800
Excel Trust, Inc. REIT	330,003	5,204,147
Federal Home Loan Mortgage Corp. †	430,138	950,605
Federal National Mortgage Association †	499,933	1,162,344
FinTech Acquisition Corp. (2)†	810,000	7,857,000
Garnero Group Acquisition Co. (Brazil) †	1,900,200	18,659,964
Global Defense & National Security Systems, Inc. †	813,485	8,541,593
GP Investments Acquisition Corp., Class U †	2,475,000	25,022,250
Harmony Merger Corp. (2)†	1,475,100	14,455,980
HCC Insurance Holdings, Inc.	15,380	1,181,799
Hudson Valley Holding Corp.	43,244	1,219,913
Hydra Industries Acquisition Corp. (2)†	1,720,000	16,598,000
L&L Acquisition Corp. (3)†(b)	306,000	—
Montpelier Re Holdings Ltd.	6,851	270,614
PartnerRe Ltd.	344	44,204
Pinecrest Resources Ltd. (Canada) †	19,955	1,757
Pinecrest Resources Ltd. I (Canada) (3)†(b)	19,955	1,550
Pinecrest Resources Ltd. II (Canada) (3)†(b)	39,910	2,882
PNBK Holdings LLC (3)†(b)	2,000,000	1,621,980
Quinpario Acquisition Corp. 2 (2)†	2,880,978	28,406,443
Rescap Liquidating Trust †	616,418	6,410,747
ROI Acquisition Corp. II †	882,000	9,040,500
Santa Monica Media Corp. (3)†(b)	15,377	—
Susquehanna Bancshares, Inc.	5,718	80,738
Terrapin 3 Acquisition Corp., Class A (2)†	1,428,000	14,208,600
TPT Acquisition, Inc. (3)†(b)	20,730	15,548
Willis Group Holdings PLC (United Kingdom)	2,465	115,608
WL Ross Holding Corp. †	2,881,628	29,997,747

		319,163,170

Health Care - 5.0%
Alexion Pharmaceuticals, Inc. †(c)	1	193
Baxter International, Inc.	950,193	66,446,996
Bio-Reference Laboratories, Inc. †	80,825	3,334,031
China Medical Technologies, Inc. ADR (China) (3)†(b)	4,931	49
Humana, Inc.	8,945	1,711,000
Lumenis Ltd., Class B (Israel) †	196,991	2,702,716
Mylan NV †	3,579	242,871
Omnicare, Inc.	2,869	270,403
OPKO Health, Inc. †(n)	2,720	43,738
Perrigo Co. PLC (Ireland) (n)	18,600	3,437,838
Regal Lifestyle Communities, Inc. (Canada)	206,730	1,984,542
Rotech Healthcare, Inc. (3)†(b)	16,828	315,859
Sorin SpA (Italy) (2)†	57,721	161,585

		80,651,821

Industrials - 0.8%
Ansaldo STS SpA (Italy) (2)	18,655	194,149
JetBlue Airways Corp. †	557,768	11,579,264
Pall Corp.	2,253	280,386

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Industrials - 0.8% (continued)
Pangaea Logistics Solutions Ltd. †	70,896	$228,994
Quality Distribution, Inc. †	4,167	64,422
RR Donnelley & Sons Co.	657	11,451
TNT Express NV (Netherlands) (2)	37,309	316,856

		12,675,522

Information Technology - 8.6%
Alcatel-Lucent ADR (France) †(c)	555,892	2,012,329
Altera Corp.	15,075	771,840
Broadcom Corp., Class A	60,002	3,089,503
Citrix Systems, Inc. †(c)	50,983	3,576,967
ClickSoftware Technologies Ltd. (Israel) †	47,112	592,198
Dealertrack Technologies, Inc. †	48,880	3,069,175
Freescale Semiconductor Ltd. †	9,445	377,517
IGATE Corp. †	1,098	52,364
Informatica Corp. †	228,674	11,083,829
Micrel, Inc.	97,504	1,355,306
Rally Software Development Corp. †	5,950	115,727
Red Hat, Inc. †(c)	117,402	8,914,334
SinoHub, Inc. (China) (3)†(b)	190,038	1,900
SouthPeak Interactive Corp. (3)†(b)	1,500,000	—
Telestone Technologies Corp. (China) †	115,818	1,158
Yahoo!, Inc. †	2,619,675	102,927,031

		137,941,178

Materials - 1.0%
Alamos Gold, Inc. (Canada)	124,585	705,217
Jaguar Mining, Inc. (3)†(b)	142,136	16,567
Jaguar Mining, Inc. (Canada) †(c)	25,812	3,823
MeadWestvaco Corp.	46,489	2,193,816
Momentive Performance Materials, Inc. (3)†(b)	288,707	6,284,132
RTI International Metals, Inc. †	107	3,373
Sapphire Industry Corp. (3)†(b)	25,025	—
Sigma-Aldrich Corp.	42,500	5,922,375
Southern Arc Minerals, Inc. (Canada) †(c)	248,481	8,953
Syngenta AG (Switzerland) (2)	966	394,149
Verso Corp. †	449,919	301,446
Verso Corp. (NYSE) †	259,115	171,016

		16,004,867

Telecommunication Services - 0.1%
Cleveland Unlimited (3)†(b)	1	1,624,585
XO holdings, Inc. O Shares (3)†(b)	1,366,340	—

		1,624,585

Utilities - 0.5%
Cleco Corp.	858	46,203
PPL Corp.	89,700	2,643,459
Talen Energy Corp. †	278,979	4,787,280
WEC Energy Group, Inc.	1,327	59,654

		7,536,596

TOTAL COMMON STOCKS (cost $617,456,926)		594,556,625

CONVERTIBLE PREFERRED STOCKS - 17.6%	SHARES	VALUE (Note 5)
Consumer Discretionary - 2.8%
Fiat Chrysler Automobiles NV, Series FCAU (Netherlands), 7.875%, 12/15/16 (c)	15,185,000	$19,155,878
Sealy Corp., $25.00 par, 8.000%, 07/15/16 (3)†(b)(d)	299,636	25,727,751

		44,883,629

Consumer Staples - 4.1%
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% , 12/31/49 (c)(e)	96,625	10,530,869
Post Holdings, Inc., Perpetual Preferred Stock 144A, $100.00 par, 2.500%, 02/15/19 (2)(c)(e)(f)	62,897	6,592,392
Tyson Foods, Inc., $50.00 par, 4.750%, 07/15/17 (c)	482,550	24,856,150
Universal Corp., Perpetual Preferred Stock, $1,000.00 par, 6.750%, 03/15/18 (c)(e)	18,625	23,756,560

		65,735,971

Energy - 2.6%
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750%, 05/17/15 (2)(e)(f)	1,475	1,003,922
Energy XXI Ltd., Perpetual Preferred Stock, $250.00 par, 5.625%, 12/31/49 (2)(c)(e)	4,610	157,749
Sanchez Energy Corp., Perpetual Preferred Stock, Series A, $50.00 par, 4.875%, 10/05/17 (2)(c)(e)	411,250	11,772,031
Sanchez Energy Corp., Perpetual Preferred Stock, Series B, $50.00 par, 6.500%, 04/06/18 (2)(c)(e)	140,250	4,340,737
Southwestern Energy Co., Series B, $50.00 par, 6.250%, 01/15/18 (c)	488,875	24,135,759

		41,410,198

Financials - 2.4%
American Tower Corp., Series A, $100.00 par, 5.250% , 05/15/17 (c)	36,375	3,667,055
Cowen Group, Inc., Perpetual Preferred Stock, Series A 144A, $1,000.00 par, 5.625%, (2)†(c)(e)(f)	5,700	6,423,188
Crown Castle International Corp., Series A, $100.00 par, 4.500%, 11/01/16 (c)	40,550	4,184,760
Health Care REIT, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500%, 04/20/18 (c)(e)	205,600	12,220,864
iStar Financial, Inc., Perpetual Preferred Stock, Series J, $50.00 par, 4.500%, 03/15/18 (2)(c)(e)	125,175	7,133,723
Maiden Holdings Ltd., Series B (Bermuda), $50.00 par, 7.250%, 09/15/16 (c)	83,593	4,618,513

		38,248,103

Health Care - 3.0%
Allergan PLC, Series A, $1,000.00 par, 5.500%, 03/01/18 †(c)	28,075	29,270,433

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Health Care - 3.0% (continued)
Amsurg Corp., Series A-1, $100.00 par, 5.250%, 07/01/17 (c)	81,475	$11,361,689
Omnicare Capital Trust II, Series B, $50.00 par, 4.000%, 06/15/33 (c)	54,925	6,338,345

		46,970,467

Industrials - 0.0% (a)
Timberjack Corp., $188,000.00 par, 8.000%, 12/31/16 (3)†(b)	188,000	921

Materials - 0.3%
A Schulman, Inc., Perpetual Preferred Stock, $100.00 par, 6.000%, 12/31/49 †(c)(e)	4,625	4,849,023

	SHARES	VALUE (Note 5)

Telecommunication Services - 1.2%
T-Mobile US, Inc., $50.00 par, 5.500%, 12/15/17 (c)	281,925	$19,029,938

Utilities - 1.2%
Dominion Resources, Inc., Series A, $49.00 par, 6.125% , 04/01/16 (c)	118,650	6,358,453
Dominion Resources, Inc., Series B, $49.00 par, 6.000%, 07/01/16 (c)	242,350	13,045,701

		19,404,154

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $305,654,210)		280,532,404

CORPORATE BONDS - 5.8%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Communications - 0.1%
Interactive Network, Inc./FriendFinder Networks, Inc. (3)(b)	14.000%	12/20/18	$845	$633,658

Consumer Discretionary - 0.3%
Brookstone Co., Inc. (3)(b)(g)	13.000%	10/15/14	516	—
Brookstone Holdings Corp. (3)(b)(d)	10.000%	07/07/21	57	47,101
Caesars Entertainment Operating Co., Inc. (2)(g)	10.750%	02/01/16	10,125	2,632,500
Exide Technologies (3)(b)(g)	8.625%	02/01/18	33,550	372,405
RadioShack Corp. (2)(g)	6.750%	05/15/19	6,230	93,450
Roust Trading Ltd., Series AI (Virgin Islands, British) (3)(b)(c)(d)(i)	11.000%	05/31/16	910	727,841

				3,873,297

Consumer Staples - 0.3%
US Foods, Inc. (2)	8.500%	06/30/19	4,572	4,766,310

Energy - 1.2%
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. (2)(c)	13.750%	12/01/15	5,800	3,828,000
Centrus Energy Corp. (2)(c)(d)	8.000%	09/30/19	7,613	2,968,875
Endeavour International Corp. (3)(b)(c)(g)	12.000%	06/01/18	7,600	28,500
Endeavour International Corp., Series WI (3)(b)(c)(g)	12.000%	03/01/18	16,850	1,853,500
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(b)(g)	15.000%	07/15/15	4,100	41
Gold Point Energy Corp.(3)(b)(g)	4.500%	05/01/15	1,140	—
Norshore Atlantic BV (Netherlands) (3)(b)	12.000%	12/21/18	4,150	2,697,500
Quicksilver Resources, Inc. (2)(g)	9.125%	08/15/19	4,425	564,187
Sabine Oil & Gas Corp. (2)(g)	7.500%	09/15/20	10,750	2,391,875
Sabine Oil & Gas Corp. (2)(g)	7.250%	06/15/19	17,830	3,922,600
Songa Offshore (Cyprus) (2)	7.500%	12/11/18	15,000	1,516,176

				19,771,254

Financials - 1.0%
Jasper Explorer PLC 144A (Cyprus) (3)(b)(f)(g)	13.500%	05/27/16	6,000	300,000
Kistefos AS (Norway) (3)(b)(h)	10.970%	07/03/15	72,500	9,246,918
Lehman Brothers Holdings, Inc. MTN (2)†(g)	5.625%	01/24/13	33,650	3,827,688
Washington Mutual Bank, Bank Note (2)(g)	0.000%	05/01/09	13,900	2,919,000

				16,293,606

Industrials - 0.9%
Edgen Murray Corp. 144A (2)(c)(f)	8.750%	11/01/20	4,495	4,854,600
Manitowoc Co., Inc./The (2)(c)	5.875%	10/15/22	8,575	9,239,562

				14,094,162

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Information Technology - 0.0% (a)
SouthPeak Interactive Corp. (3)(b)	29.000%	12/31/15	$1,091	$27,650

Materials - 1.1%
ArcelorMittal (Luxembourg) (2)	4.500%	08/05/15	2,575	2,575,798
Momentive Performance Materials, Inc. (2)(c)(g)	3.880%	10/24/21	13,550	12,161,125
Momentive Performance Materials, Inc. (3)(b)	8.875%	10/15/20	13,550	—
Verso Paper Holdings LLC / Verso Paper, Inc. 144A (2)(c)(d)(f)	13.000%	08/01/20	12,493	2,748,473

				17,485,396

Telecommunication Services - 0.9%
NII Capital Corp. (2)(g)	7.625%	04/01/21	13,250	3,246,250
Virgin Media Finance PLC (United Kingdom) (3)(b)(c)	4.875%	02/15/22	11,400	10,716,000

				13,962,250

Utilities - 0.0% (a)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. (3)(b)(g)	10.000%	12/01/20	11,317	622,435

TOTAL CORPORATE BONDS (cost $175,290,942)				91,530,018

CONVERTIBLE BONDS - 42.8%
Consumer Discretionary - 1.3%
Cenveo Corp. (2)(c)	7.000%	05/15/17	1,800	1,674,000
Exide Technologies (3)(b)(c)(g)(h)	0.000%	09/18/13	650	32,500
JAKKS Pacific, Inc. 144A (2)(c)(f)	4.250%	08/01/18	5,775	6,962,484
JAKKS Pacific, Inc. 144A (2)(c)(f)	4.875%	06/01/20	6,250	7,070,313
M/I Homes, Inc. (2)(c)	3.000%	03/01/18	1,800	1,785,375
Meritage Homes Corp. (2)(c)	1.875%	09/15/32	2,475	2,621,953
Palm Harbor Homes, Inc. (3)(b)(g)	3.250%	05/15/24	70	3,226

				20,149,851

Consumer Staples - 1.4%
Herbalife Ltd. (Cayman Islands) (2)(c)	2.000%	08/15/19	10,975	9,706,016
Vector Group Ltd. (2)(c)(h)	2.500%	01/15/19	8,725	12,853,312

				22,559,328

Energy - 3.9%
Aegean Marine Petroleum Network, Inc. (Greece) (2)(c)	4.000%	11/01/18	4,775	5,219,672
Alon USA Energy, Inc. (2)(c)	3.000%	09/15/18	6,400	8,968,000
Alpha Natural Resources, Inc. (2)(c)	4.875%	12/15/20	800	54,000
Amyris, Inc. (2)(c)	6.500%	05/15/19	6,075	4,005,703
Cal Dive International, Inc. (2)(g)	5.000%	07/15/17	2,275	234,609
Cheniere Energy, Inc. (2)(c)	4.250%	03/15/45	16,475	12,376,844
Emerald Oil, Inc. 144A (2)(c)(f)	2.000%	04/01/19	1,600	752,000
Endeavour International Corp. (3)(b)(g)	5.500%	07/15/16	8,229	20,572
James River Coal Co. (2)(c)(g)	10.000%	06/01/18	310	31
Polarcus Ltd. MTN 144A (Norway) (2)(f)	5.600%	04/27/18	400	191,000
Renewable Energy Group, Inc. (2)(c)	2.750%	06/15/19	3,650	3,873,563
Scorpio Tankers, Inc. 144A (2)(c)(f)	2.375%	07/01/19	4,000	4,270,000
Ship Finance International Ltd. (Bermuda) (2)(c)	3.250%	02/01/18	14,850	15,768,844
Vantage Drilling Co. (Cayman Islands) (2)(c)	7.875%	09/01/42	4,625	4,382,187
ZaZa Energy Corp. 144A (2)(c)(f)	9.000%	08/01/17	3,550	1,775,000

				61,892,025

Financials - 8.8%
AmTrust Financial Services, Inc. (2)(c)	2.750%	12/15/44	6,875	6,612,891
Ares Capital Corp. (2)(c)	5.750%	02/01/16	4,425	4,513,500
Ares Capital Corp. 144A (2)(f)	5.125%	06/01/16	3,025	3,115,750

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Financials - 8.8% (continued)
Cowen Group, Inc. (2)(c)	3.000%	03/15/19	$4,550	$5,940,594
E*TRADE Financial Corp., Series A (2)(c)	0.000%	08/31/19	1,775	5,129,306
Element Financial Corp. 144A (Canada) (2)(c)(f)	5.125%	06/30/19	13,700	13,381,906
Encore Capital Group, Inc. (2)(c)	3.000%	07/01/20	1,300	1,383,687
Ezcorp, Inc. 144A (2)(c)(f)	2.125%	06/15/19	2,475	1,938,234
GAIN Capital Holdings, Inc. (2)(c)	4.125%	12/01/18	3,325	3,628,406
Health Care REIT, Inc. (2)	3.000%	12/01/29	2,400	3,090,000
iStar Financial, Inc. (2)(c)	3.000%	11/15/16	6,366	7,671,030
KCAP Financial, Inc. (2)(c)	8.750%	03/15/16	4,000	4,205,000
Lexington Realty Trust 144A (2)(c)(f)	6.000%	01/15/30	7,550	9,451,656
MBF Healthcare Acquisition Corp. (2)(g)	3.375%	08/01/18	1,609	321,800
Meadowbrook Insurance Group, Inc. (2)(c)	5.000%	03/15/20	6,050	6,931,031
MGIC Investment Corp. (2)(c)	2.000%	04/01/20	6,600	10,989,000
MGIC Investment Corp. (2)(c)	5.000%	05/01/17	20,525	23,462,641
NorthStar Realty Finance LP 144A (2)(c)(f)	5.375%	06/15/33	300	533,812
Prospect Capital Corp. (2)(c)	4.750%	04/15/20	3,925	3,679,687
Radian Group, Inc. (2)(c)	2.250%	03/01/19	4,850	8,605,719
Resource Capital Corp. (2)(c)	6.000%	12/01/18	1,350	1,247,063
Starwood Property Trust, Inc. (2)(c)	3.750%	10/15/17	4,625	4,656,797
Starwood Waypoint Residential Trust 144A (2)(c)(f)	4.500%	10/15/17	6,150	6,065,438
ZAIS Financial Corp. 144A (2)(c)(f)	8.000%	11/15/16	3,400	3,427,625

				139,982,573

Health Care - 5.8%
Accuray, Inc., Series A (2)(c)	3.500%	02/01/18	3,025	4,061,062
Acorda Therapeutics, Inc. (2)(c)	1.750%	06/15/21	875	885,938
Albany Molecular Research, Inc. (2)(c)	2.250%	11/15/18	1,525	2,132,141
Anthem, Inc. (2)(c)	2.750%	10/15/42	26,429	57,995,137
China Medical Technologies, Inc. 144A (China) (2)(c)(f)(g)	6.250%	12/15/16	2,625	10,500
China Medical Technologies, Inc., Series CMT (China) (2)(c)(g)	4.000%	08/15/13	250	1,000
Healthways, Inc. (2)(c)	1.500%	07/01/18	7,950	7,408,406
Medicines Co./The 144A (2)(c)(f)	2.500%	01/15/22	6,325	6,917,969
PDL BioPharma, Inc. (2)(c)	4.000%	02/01/18	1,250	1,185,156
Sequenom, Inc. (2)(c)	5.000%	01/01/18	7,325	7,137,297
Spectrum Pharmaceuticals, Inc. (2)(c)	2.750%	12/15/18	5,600	5,257,000

				92,991,606

Industrials - 2.8%
CBIZ, Inc. 144A (2)(c)(f)	4.875%	10/01/15	1,400	1,827,875
China Linen Textile Industry Ltd. (Cayman Islands) (3)(b)(g)	7.500%	12/31/15	1,850	18
General Cable Corp. (2)(c)(i)	4.500%	11/15/29	1,270	1,054,100
Meritor, Inc. (2)(c)(i)	4.625%	03/01/26	2,000	2,017,500
Meritor, Inc. (2)(c)	7.875%	03/01/26	10,015	15,823,700
Titan International, Inc. 144A (2)(c)(f)	5.625%	01/15/17	7,575	9,222,563
UTi Worldwide, Inc. (2)(c)	4.500%	03/01/19	13,350	13,633,688
Wabash National Corp. (2)(c)	3.375%	05/01/18	1,000	1,256,250

				44,835,694

Information Technology - 16.1%
AOL, Inc. 144A (2)(f)	0.750%	09/01/19	3,875	4,131,719
Avid Technology, Inc. 144A (2)(c)(f)	2.000%	06/15/20	1,725	1,570,828
Ciena Corp. (2)(c)	4.000%	12/15/20	4,700	6,606,437
Convergys Corp. (2)(c)	5.750%	09/15/29	7,825	17,860,563
GT Advanced Technologies, Inc. (2)(c)(g)	3.000%	10/01/17	2,650	728,750
Microchip Technology, Inc. (2)(c)	2.125%	12/15/37	24,065	45,934,069
Micron Technology, Inc., Series F (2)(c)	2.125%	02/15/33	1,375	2,466,406
ModusLink Global Solutions, Inc. 144A (2)(c)(f)	5.250%	03/01/19	7,600	6,768,750

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Information Technology - 16.1% (continued)
Nortel Networks Corp. (Canada) (2)(c)(g)	1.750%	04/15/12	$8,325	$7,284,375
Nortel Networks Corp. (Canada) (2)(c)(g)	2.125%	04/15/14	2,475	2,165,625
Palo Alto Networks, Inc. 144A (2)(c)(f)	0.000%	07/01/19	1,525	2,482,891
Powerwave Technologies, Inc. (3)(b)(g)	3.875%	10/01/27	4,104	410
Powerwave Technologies, Inc. 144A (2)(c)(f)(g)	2.750%	07/15/41	3,900	39,000
Quantum Corp. (2)(c)	4.500%	11/15/17	1,650	1,963,500
Rambus, Inc. (2)(c)	1.125%	08/15/18	5,600	7,430,500
SouthPeak Interactive Corp. (3)(b)(g)	10.000%	12/31/14	2,500	63,345
SunEdison, Inc. (2)(c)	2.000%	10/01/18	23,425	48,958,250
SunEdison, Inc. (2)(c)	2.750%	01/01/21	4,400	9,311,500
SunEdison, Inc. 144A (2)(c)(f)	0.250%	01/15/20	575	698,625
TTM Technologies, Inc. (2)(c)	1.750%	12/15/20	6,150	7,160,906
VeriSign, Inc. (2)(c)	4.136%	08/15/37	27,135	49,996,238
Vishay Intertechnology, Inc. (2)(c)	2.250%	11/15/40	15,402	14,516,385
WebMD Health Corp. (2)(c)	1.500%	12/01/20	13,725	14,737,219
WebMD Health Corp. (2)(c)	2.250%	03/31/16	5,075	5,090,859

				257,967,150

Materials - 0.5%
A.M. Castle & Co. (2)(c)	7.000%	12/15/17	925	792,031
Cemex SAB de CV (Mexico) (2)(c)	3.750%	03/15/18	1,625	1,915,469
Cereplast, Inc. (3)(b)(g)	7.000%	06/01/16	3,516	35
ShengdaTech, Inc. 144A (3)(b)(f)(g)	6.000%	06/01/18	300	17,647
ShengdaTech, Inc. 144A (3)(b)(f)(g)	6.500%	12/15/15	1,200	70,586
Stillwater Mining Co. (2)(c)	1.750%	10/15/32	4,825	5,159,734

				7,955,502

Utilities - 2.2%
NRG Yield, Inc. 144A (2)(c)(f)	3.250%	06/01/20	3,075	3,065,391
NRG Yield, Inc. 144A (2)(c)(f)	3.500%	02/01/19	29,450	31,824,406

				34,889,797

TOTAL CONVERTIBLE BONDS (cost $677,786,533)				683,223,526

CLOSED END FUNDS - 5.9%	SHARES	VALUE (Note 5)
Aberdeen Global Income Fund, Inc. (c)	7,286	$62,660
Advent Claymore Convertible Securities and Income Fund II (c)	165,776	1,062,624
Advent Claymore Enhanced Growth & Income Fund (c)	45,474	412,449
AllianceBernstein Global High Income Fund, Inc. (c)	18,152	218,187
Alpine Global Dynamic Dividend Fund	63,210	625,779
Alpine Global Premier Properties Fund	344,031	2,225,881
Apollo Tactical Income Fund, Inc. (c)	8,468	133,540
Ares Dynamic Credit Allocation Fund, Inc. (c)	60,378	925,595
Ares Multi-Strategy Credit Fund, Inc.	2,550	47,914
Avenue Income Credit Strategies Fund (c)	16,842	239,325
Babson Capital Global Short Duration High Yield Fund	100	1,995
BlackRock Core Bond Trust	288,993	3,661,541
BlackRock Corporate High Yield Fund, Inc.	302,278	3,261,580
BlackRock Credit Allocation Income Trust	343,513	4,352,310
BlackRock Floating Rate Income Strategies Fund, Inc.	56,709	766,706

CLOSED END FUNDS - 5.9% (continued)	SHARES	VALUE (Note 5)
BlackRock Floating Rate Income Trust	14,338	$186,107
BlackRock Global Opportunities Equity Trust	31,991	439,876
BlackRock Limited Duration Income Trust	39,960	605,394
BlackRock Long-Term Municipal Advantage Trust	21,231	229,295
BlackRock Multi-Sector Income Trust	9,642	159,864
BlackRock Muni Intermediate Duration Fund, Inc.	44,481	604,942
BlackRock Municipal Income Investment Quality Trust	14,292	201,088
BlackRock Municipal Income Quality Trust	10,011	135,949
BlackRock Municipal Target Term Trust	163,357	3,311,246
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	25,495	337,809
BlackRock MuniHoldings Quality Fund, Inc.	11,687	151,580
BlackRock MuniYield Investment Quality Fund	12,886	170,095
BlackRock MuniYield Michigan Quality Fund II, Inc.	31,788	396,396

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 5.9% (continued)	SHARES	VALUE (Note 5)
BlackRock MuniYield Michigan Quality Fund, Inc.	28,626	$380,726
BlackRock MuniYield Pennsylvania Quality Fund (2)	3,278	44,024
BlackRock Resources & Commodities Strategy Trust	305,869	2,789,525
BlackRock Utility and Infrastructure Trust	564	10,237
Blackstone/GSO Long-Short Credit Income Fund	56,559	876,099
Blackstone/GSO Strategic Credit Fund	134,296	2,099,046
Brookfield Global Listed Infrastructure Income Fund, Inc.	16,251	268,792
Brookfield High Income Fund, Inc.	800	6,520
CBRE Clarion Global Real Estate Income Fund	218,519	1,739,411
Central Securities Corp. (2)	48,449	1,024,696
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,154	118,542
Cohen & Steers Quality Income Realty Fund, Inc.	303,143	3,240,599
Cohen & Steers REIT and Preferred Income Fund, Inc.	87,071	1,522,872
Cohen & Steers Total Return Realty Fund, Inc.	3,937	47,874
Cushing Renaissance Fund/The	287	5,496
Delaware Enhanced Global Dividend & Income Fund	25,040	270,682
Deutsche High Income Trust	2,425	20,661
Dreyfus Municipal Bond Infrastructure Fund, Inc.	6,005	69,838
Duff & Phelps Global Utility Income Fund, Inc.	18,511	328,015
Duff & Phelps Utility and Corporate Bond Trust, Inc.	4,672	43,777
Eaton Vance Floating-Rate Income Plus Fund	276	4,422
Eaton Vance Floating-Rate Income Trust	26,116	359,878
Eaton Vance Limited Duration Income Fund	224,955	3,030,144
Eaton Vance Municipal Bond Fund	63,151	768,548
Eaton Vance Municipal Bond Fund II	5,532	66,771
Eaton Vance New York Municipal Bond Fund	13,251	163,385
Eaton Vance Risk-Managed Diversified Equity Income Fund	19,256	208,157
Eaton Vance Senior Income Trust	75,656	469,824
Eaton Vance Short Duration Diversified Income Fund	63,009	872,675
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	11,844	152,788
First Trust Aberdeen Global Opportunity Income Fund	112,237	1,225,628
First Trust Energy Infrastructure Fund	3,592	73,995
First Trust High Income Long/Short Fund	134,186	2,098,669
First Trust Senior Floating Rate Income Fund II	15,354	202,059
First Trust Strategic High Income Fund II	4,994	66,071
Fort Dearborn Income Securities, Inc.	679	9,370
Franklin Limited Duration Income Trust	80,685	939,980
Gabelli Dividend & Income Trust/The	30,808	641,423
Gabelli Healthcare & WellnessRx Trust/The	33,651	378,237

CLOSED END FUNDS - 5.9% (continued)	SHARES	VALUE (Note 5)
GAMCO Natural Resources Gold & Income Trust	970	$7,420
General American Investors Co., Inc.	2,111	73,526
Invesco Bond Fund	21,942	381,352
Invesco Dynamic Credit Opportunities Fund	79,336	921,091
Invesco High Income Trust II	20,373	291,945
Invesco Municipal Trust	48,042	577,465
Invesco Pennsylvania Value Municipal Income Trust	2,182	26,402
Invesco Quality Municipal Income Trust	83,695	989,275
Invesco Trust for Investment Grade Municipals	9,031	114,603
Invesco Trust for Investment Grade New York Municipals	15,577	207,797
Ivy High Income Opportunities Fund	774	11,564
John Hancock Hedged Equity & Income Fund	126	2,011
John Hancock Income Securities Trust	12,568	174,821
KKR Income Opportunities Fund	500	7,880
Lazard Global Total Return and Income Fund, Inc.	2,840	43,679
Liberty All Star Equity Fund	381,144	2,191,578
Liberty All Star Growth Fund, Inc.	20,160	103,824
LMP Capital and Income Fund, Inc.	14,247	214,845
LMP Corporate Loan Fund, Inc.	4,588	50,652
Macquarie Global Infrastructure Total Return Fund, Inc.	13,895	324,309
MFS Investment Grade Municipal Trust	33,509	311,634
MFS Municipal Income Trust	65,795	423,062
Morgan Stanley Emerging Markets Fund, Inc.	651	9,661
Morgan Stanley Income Securities, Inc.	30,061	517,350
Neuberger Berman High Yield Strategies Fund, Inc.	57,436	676,596
Neuberger Berman Real Estate Securities Income Fund, Inc.	70,135	332,440
New America High Income Fund, Inc./The	13,576	119,062
Nuveen Connecticut Premium Income Municipal Fund	29,769	371,517
Nuveen Credit Strategies Income Fund	324,308	2,792,292
Nuveen Diversified Dividend & Income Fund	33,734	387,604
Nuveen Dividend Advantage Municipal Fund 2	81,153	1,088,262
Nuveen Dividend Advantage Municipal Fund 3	38,401	513,037
Nuveen Dividend Advantage Municipal Income Fund	11,229	152,265
Nuveen Georgia Dividend Advantage Municipal Fund 2	6,220	79,367
Nuveen Global Equity Income Fund	50,649	632,606
Nuveen Maryland Premium Income Municipal Fund	72,572	889,007
Nuveen Massachusetts Premium Income Municipal Fund	7,723	102,407
Nuveen Michigan Quality Income Municipal Fund	2,155	28,554
Nuveen Municipal Advantage Fund, Inc.	54,786	712,218
Nuveen Municipal Market Opportunity Fund, Inc.	67,977	876,903

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 5.9% (continued)	SHARES	VALUE (Note 5)
Nuveen New Jersey Dividend Advantage Municipal Fund	83,600	$1,074,260
Nuveen New York AMT-Free Municipal Income Fund	90,762	1,139,063
Nuveen New York Dividend Advantage Municipal Fund	14,702	199,065
Nuveen North Carolina Premium Income Municipal Fund	49,217	624,564
Nuveen Ohio Quality Income Municipal Fund	11,824	169,320
Nuveen Pennsylvania Investment Quality Municipal Fund	52,220	686,693
Nuveen Performance Plus Municipal Fund, Inc.	51,675	725,000
Nuveen Premier Municipal Income Fund, Inc.	34,955	450,919
Nuveen Premium Income Municipal Fund 2, Inc.	71,765	953,039
Nuveen Premium Income Municipal Fund, Inc.	112,920	1,483,769
Nuveen Quality Income Municipal Fund, Inc.	71,624	955,464
Nuveen Quality Municipal Fund, Inc.	99,684	1,258,012
Nuveen Quality Preferred Income Fund 2	19,380	164,149
Nuveen Quality Preferred Income Fund 3	13,361	108,892
Nuveen Select Quality Municipal Fund, Inc.	68,937	911,347
Nuveen Senior Income Fund	27,258	174,451
Nuveen Short Duration Credit Opportunities Fund	18,981	312,807
Nuveen Virginia Premium Income Municipal Fund	883	11,850
PIMCO Dynamic Credit Income Fund	9,956	200,912
Pioneer Floating Rate Trust	51,189	582,531
Prudential Global Short Duration High Yield Fund, Inc.	446	6,735
Prudential Short Duration High Yield Fund, Inc.	3,282	50,773
Putnam High Income Securities Fund	48,754	379,794
Putnam Managed Municipal Income Trust	83,514	590,444
Putnam Municipal Opportunities Trust	57,873	671,906
RMR Real Estate Income Fund	40,121	743,843
Royce Micro-Cap Trust, Inc.	3,663	33,773

CLOSED END FUNDS - 5.9% (continued)	SHARES	VALUE (Note 5)
Royce Value Trust, Inc.	1,969	$27,153
Source Capital, Inc.	7,418	539,585
Sprott Focus Trust, Inc.	37,326	264,268
Stone Harbor Emerging Markets Total Income Fund	26,011	364,934
Swiss Helvetia Fund, Inc./The (c)	29,852	349,268
Templeton Emerging Markets Fund (c)	3,218	46,854
Templeton Global Income Fund	134,545	945,851
Tortoise Pipeline & Energy Fund, Inc.	17,764	454,581
Transamerica Income Shares, Inc.	22,823	453,949
Tri-Continental Corp.	11,997	254,216
Voya Emerging Markets High Income Dividend Equity Fund (c)	6,417	63,207
Voya Infrastructure Industrials and Materials Fund (c)	1,595	23,319
Voya Prime Rate Trust	53,118	278,869
Wells Fargo Advantage Income Opportunities Fund	37,198	307,627
Wells Fargo Advantage Multi-Sector Income Fund	96,201	1,217,905
Western Asset Global Corporate Defined Opportunity Fund, Inc.	62,716	1,075,579
Western Asset Global High Income Fund, Inc.	26,574	274,775
Western Asset Global Partners Income Fund, Inc.	42,620	390,825
Western Asset High Income Opportunity Fund, Inc.	336,521	1,733,083
Western Asset High Yield Defined Opportunity Fund, Inc.	1,000	15,400
Western Asset Income Fund	960	12,586
Western Asset Managed High Income Fund, Inc.	207,337	1,024,245
Western Asset Worldwide Income Fund, Inc.	60,452	655,300
Zweig Total Return Fund, Inc./The	23,766	307,532

TOTAL CLOSED END FUNDS (cost $97,111,482)		95,043,352

LOAN PARTICIPATIONS - 0.6%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Consumer Discretionary - 0.2%
Dex Media West, Inc. (2)(h)	8.000%	12/30/16	$1,284	$862,597
RH Donnelley, Inc. (2)(h)	9.750%	12/31/16	3,335	1,645,501

				2,508,098

Financials - 0.1%
J.G. Wentworth LLC (3)(b)(h)	7.000%	02/08/19	1,876	1,813,642

Utilities - 0.3%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (2)(h)	4.250%	06/19/16	5,050	5,047,879

TOTAL LOAN PARTICIPATIONS (cost $10,929,217)				9,369,619

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

PREFERRED STOCKS - 0.2%	SHARES		VALUE (Note 5)
Financials - 0.2%
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series V †(e)	166,629		$564,872
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series W †(e)	56,025		202,811
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series X †(e)	69,243		236,811
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, 8.375%, Series Z †(e)(h)	158,730		595,237
Federal National Mortgage Association, Perpetual Preferred Stock, 8.250%, Series S †(e)(h)	158,730		595,238
First Bank, Inc., Perpetual Preferred Stock (3)†(b)(e)	2,458		661,944

TOTAL PREFERRED STOCKS (cost $6,648,705)			2,856,913

RIGHTS - 0.3%
Financials - 0.1%
1347 Capital Corp. †	420,504		159,791
Arowana, Inc. (Australia) †	720,000		201,600
Barington/Hilco Acquisition Corp. †	487,260		135,946
CB Pharma Acquisition Corp. (2)†	325,500		131,827
DT Asia Investments Ltd. (Hong Kong) †	209,241		61,308
Garnero Group Acquisition Co. (Brazil) (2)†	2,430,200		388,832
Hydra Industries Acquisition Corp. †	1,720,000		584,800

			1,664,104

Health Care - 0.2%
Ambit Biosciences Corp. (3)†(b)	146,272		104,130
American Medical Alert Corp. (3)†(b)	283,523		2,835
Chelsea Therapeutics International Ltd. (3)†(b)	4,668,137		275,280
Community Health Systems, Inc. †(c)	7,762,436		108,674
Durata Therapeutics, Inc. (3)†(b)	261,441		268,320
Forest Laboratories, Inc. (3)†(b)	335,833		—
Furiex Pharmaceuticals, Inc. (3)†(b)	251,398		2,469,475
Prosensa Holding NV (Netherlands) (3)†(b)	197,426		188,895
Sorin SpA (Italy) (2)†	57,721		2

			3,417,611

Information Technology - 0.0% (a)
Gerber Scientific, Inc. (3)†(b)	879,944		—

TOTAL RIGHTS (cost $284,220)			5,081,715

SHORT-TERM INVESTMENTS - 7.4%	PRINCIPAL AMOUNT (000’s	)
U.S. Treasury Bill, 0.083%, 11/19/2015 (c)(j)
(cost $118,211,557)	$118,250		118,237,229

WARRANTS - 1.4%	SHARES	VALUE (Note 5)
Consumer Discretionary - 0.2%
Education Management Corp. (3)†(b)	16,528,497	$97,353
General Motors Co. †	356,485	103,381
Global Eagle Entertainment, Inc. (2)†	367,857	1,401,535
Hemisphere Media Group, Inc. †	743,407	817,748
IVS Group SA (Luxembourg) (2)†	590,301	63,769
KBS Fashion Group Ltd. (China) (3)†(b)	763,024	15,260

		2,499,046

Energy - 0.0% (a)
Glori Energy, Inc. (2)†	287,100	34,452
Harvest Natural Resources, Inc. (3)†(b)	51,454	74

		34,526

Financials - 1.0%
1347 Capital Corp. (2)†(c)	420,504	84,101
AR Capital Acquisition Corp. †(c)	697,500	244,125
Arowana, Inc. (Australia) (3)†(b)	720,000	93,600
Associated Banc-Corp. (2)†	20,065	70,227
Barington/Hilco Acquisition Corp. (2)†(c)	487,260	77,962
Boston Private Financial Holdings, Inc. (2)†	97,674	553,812
Boulevard Acquisition Corp. †(c)	504,000	1,839,600
Cambridge Capital Acquisition Corp. †	1,478,400	221,760
Capitol Acquisition Corp. II †	662,317	1,549,822
CB Pharma Acquisition Corp. (3)†(b)(c)	325,500	123,690
Chart Acquisition Corp. †	1,268,625	507,450
Comerica, Inc. (2)†	9,708	42,715
DT Asia Investments Ltd. (Hong Kong) (2)†(c)	209,241	25,109
Dundee Acquisition Ltd. (Canada) (2)†	630,000	126,101
FinTech Acquisition Corp. (2)†	810,000	275,400
Garnero Group Acquisition Co. (Brazil) (2)†	2,430,200	315,926
Harmony Merger Corp. †	1,475,100	590,040
Hydra Industries Acquisition Corp. (2)†	1,720,000	258,000
Levy Acquisition Corp. †	828,789	4,806,976
Neostem (3)†(b)	243,000	78
Quinpario Acquisition Corp. 2 (2)†(c)	2,880,708	864,212
ROI Acquisition Corp. II (2)†(c)	882,000	220,500
Terrapin 3 Acquisition Corp. †(c)	1,428,000	449,963
Valley National Bancorp (2)†	49,509	11,882
WL Ross Holding Corp. †(c)	2,898,000	2,753,100

		16,106,151

Health Care - 0.0% (a)
Mast Therapeutics, Inc. (3)†(b)	103,750	966
Pluristem Therapeutics, Inc. (Israel) (3)†(b)	63,750	4,462
Venaxis, Inc. (3)†(b)	24,000	1,080

		6,508

Industrials - 0.1%
Blue Bird Corp. (2)†	756,000	1,058,400
Jack Cooper Holdings Corp. (3)†(b)	2,223	355,680
Jason Industries, Inc. (2)†	1,933,070	837,986
Pingtan Marine Enterprise Ltd. (China) (3)†(b)	395,000	23,700

		2,275,766

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Information Technology - 0.0% (a)
exceet Group SE (Germany) (2)†	72,000	$4,014
Net Element International, Inc. (Bulgaria) (2)†	319,668	6,393
RMG Networks Holding Corp. (3)†(b)(c)	631,210	19,252
Transwitch Corp. (3)†(b)	640,000	6

		29,665

Materials - 0.1%
Delta Technology Holdings Ltd. (China) (2)†	818,832	327,533
Tecnoglass, Inc. †	348,017	1,667,001

		1,994,534

Utilities - 0.0% (a)
Electrawinds SE (Germany) (3)†(b)	621,000	3,462

TOTAL WARRANTS (cost $3,298,614)		22,949,658

MONEY MARKET FUNDS - 20.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (2)(k)	6,795,880	6,795,880
Dreyfus Treasury Cash Management, Class I, 0.010% (2)(k)	27,183,519	27,183,519
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(k)	165,513,676	165,513,676
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(k)(l)	87,256,776	87,256,776
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (2)(k)	33,979,398	33,979,398

TOTAL MONEY MARKET FUNDS (cost $320,729,249)		320,729,249

PURCHASED OPTIONS - 0.1%	CONTRACTS/ NOTIONAL
Put - CCO Holdings LLC/CCO Holdings Capital Corp., Expires 03/18/2016, Strike $210.00	38	164,540
Put - OPKO Health, Inc., Expires 01/15/2016, Strike $25.00	2,250	2,160,000

TOTAL PURCHASED OPTIONS (cost $2,205,687)		2,324,540

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $2,335,607,342)		2,226,434,848

SECURITIES SOLD SHORT - (52.7)%	SHARES
COMMON STOCKS - (50.6)%

Consumer Discretionary - (2.1)%
Ascena Retail Group, Inc. †	(10,899)	(181,523)
Charter Communications, Inc., Class A †	(21,856)	(3,742,840)
Fiat Chrysler Automobiles NV (Netherlands) †	(1,076,770)	(15,645,468)

	SHARES	VALUE (Note 5)
Consumer Discretionary - (2.1)% (continued)
Global Eagle Entertainment, Inc. †	(261,660)	$(3,406,813)
JAKKS Pacific, Inc. †	(912,744)	(9,027,038)
M/I Homes, Inc. †	(29,716)	(733,094)
Meritage Homes Corp. †	(22,347)	(1,052,320)
MGM Resorts International †	(1)	(18)
Ryland Group, Inc./The	(323)	(14,978)

		(33,804,092)

Consumer Staples - (3.0)%
Bunge Ltd.	(36,861)	(3,236,396)
Post Holdings, Inc. †	(108,080)	(5,828,755)
Reynolds American, Inc.	(429)	(32,029)
Tyson Foods, Inc., Class A	(434,056)	(18,503,807)
Universal Corp.	(208,431)	(11,947,265)
Vector Group Ltd.	(343,207)	(8,051,636)

		(47,599,888)

Energy - (3.9)%
Aegean Marine Petroleum Network, Inc. (Greece)	(233,264)	(2,883,143)
Alon USA Energy, Inc.	(364,640)	(6,891,696)
Alpha Natural Resources, Inc. †	(22,275)	(6,725)
Cheniere Energy, Inc. †	(82,149)	(5,689,640)
Chesapeake Energy Corp.	(33,338)	(372,386)
Crescent Point Energy Corp. (Canada)	(32,964)	(676,435)
Energy XXI Ltd.	(44,530)	(117,114)
Noble Energy, Inc.	(19,234)	(820,907)
Renewable Energy Group, Inc. †	(203,790)	(2,355,812)
Sanchez Energy Corp. †	(1,030,143)	(10,095,401)
Scorpio Tankers, Inc. (Monaco)	(231,482)	(2,335,653)
Ship Finance International Ltd. (Norway)	(540,971)	(8,828,647)
Southwestern Energy Co. †	(871,472)	(19,808,559)
Trinidad Drilling Ltd. (Canada)	(224,926)	(727,543)
ZaZa Energy Corp. †	(16,465)	(13,007)

		(61,622,668)

Financials - (6.4)%
American Realty Capital Properties, Inc. REIT	(6,953)	(56,528)
American Tower Corp. REIT	(24,611)	(2,295,960)
AmTrust Financial Services, Inc.	(65,083)	(4,263,587)
Ares Capital Corp.	(16,193)	(266,537)
Associated Banc-Corp.	(12,100)	(245,267)
BB&T Corp.	(1,419)	(57,200)
Boston Private Financial Holdings, Inc.	(90,776)	(1,217,306)
CareTrust REIT, Inc. REIT	(62,239)	(788,568)
Cowen Group, Inc., Class A †	(1,482,653)	(9,488,979)
Crown Castle International Corp. REIT	(29,204)	(2,345,081)
E*TRADE Financial Corp. †	(169,947)	(5,089,913)
Element Financial Corp. (Canada) †	(537,255)	(8,495,425)
Encore Capital Group, Inc. †	(21,752)	(929,681)
Endurance Specialty Holdings Ltd.	(3,187)	(209,386)
Ezcorp, Inc., Class A †	(67,591)	(502,201)
GAIN Capital Holdings, Inc.	(165,105)	(1,578,404)
Health Care REIT, Inc. REIT	(129,717)	(8,513,327)
iStar Financial, Inc. REIT †	(874,538)	(11,648,846)
KCAP Financial, Inc.	(50,449)	(301,685)
Lexington Realty Trust REIT	(956,273)	(8,109,195)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Financials - (6.4)% (continued)
Maiden Holdings Ltd.	(205,609)	$(3,244,510)
MGIC Investment Corp. †	(1,568,973)	(17,854,913)
NorthStar Realty Finance Corp. REIT	(35,415)	(563,099)
Penson Worldwide, Inc. (3)†(b)	(217,523)	—
Prospect Capital Corp.	(4,749)	(35,000)
Radian Group, Inc.	(430,908)	(8,083,834)
Resource Capital Corp. REIT	(6,574)	(25,441)
Royal Bank of Canada (Canada)	(1,989)	(121,633)
Starwood Property Trust, Inc. REIT	(51,834)	(1,118,059)
Starwood Waypoint Residential Trust REIT	(69,363)	(1,648,065)
Sterling Bancorp	(84,234)	(1,238,240)
Valley National Bancorp	(1,807)	(18,630)
Western Alliance Bancorp †	(1,237)	(41,761)
XL Group PLC (Ireland)	(9,060)	(337,032)
ZAIS Financial Corp. REIT	(66,163)	(1,069,856)

		(101,803,149)

Health Care - (10.7)%
AbbVie, Inc.	(46)	(3,091)
Accuray, Inc. †	(487,830)	(3,287,974)
Acorda Therapeutics, Inc. †	(13,775)	(459,121)
Albany Molecular Research, Inc. †	(82,940)	(1,677,047)
Alexion Pharmaceuticals, Inc. †	(1)	(181)
Allergan PLC †	(73,112)	(22,186,567)
Amsurg Corp. †	(133,980)	(9,371,901)
Anthem, Inc.	(329,926)	(54,154,054)
Baxalta, Inc. †	(950,193)	(30,349,164)
Baxter International, Inc. †	(950,193)	(36,107,334)
China Medical Technologies, Inc. ADR (China) (3)†(b)	(45,264)	(453)
Cyberonics, Inc. †	(2,724)	(161,969)
Healthways, Inc. †	(201,236)	(2,410,807)
IGI Laboratories, Inc. †	(5,519)	(34,770)
Medicines Co./The †	(140,777)	(4,027,630)
PDL BioPharma, Inc.	(33,664)	(216,459)
Perrigo Co. PLC (Ireland)	(4,200)	(776,286)
Sequenom, Inc. †	(751,001)	(2,283,043)
Spectrum Pharmaceuticals, Inc. †	(319,184)	(2,183,218)
STERIS Corp.	(7,306)	(470,799)
Teva Pharmaceutical Industries Ltd. ADR (Israel)	(16,269)	(961,498)

		(171,123,366)

Industrials - (2.2)%
CBIZ, Inc. †	(183,229)	(1,766,328)
Cenveo, Inc. †	(153,551)	(325,528)
General Cable Corp.	(32,336)	(637,989)
JetBlue Airways Corp. †	(557,769)	(11,579,284)
Meritor, Inc. †	(695,605)	(9,126,338)
Terex Corp.	(78)	(1,813)
Titan International, Inc.	(491,834)	(5,282,297)
Towers Watson & Co., Class A	(931)	(117,120)
UTi Worldwide, Inc. †	(562,719)	(5,621,563)
Wabash National Corp. †	(63,224)	(792,829)

		(35,251,089)

	SHARES	VALUE (Note 5)
Information Technology - (18.5)%
Alibaba Group Holding Ltd. ADR (China) †	(1,070,661)	$(88,083,280)
ARRIS Group, Inc. †	(183)	(5,600)
Avago Technologies Ltd. (Singapore)	(11,903)	(1,582,266)
Ciena Corp. †	(149,866)	(3,548,827)
Convergys Corp.	(642,046)	(16,365,753)
Equinix, Inc. REIT	(3,188)	(809,752)
Interactive Intelligence Group, Inc. †	(40)	(1,779)
Microchip Technology, Inc.	(927,527)	(43,987,968)
Micron Technology, Inc. †	(113,207)	(2,132,820)
ModusLink Global Solutions, Inc. †	(676,010)	(2,298,434)
Nokia OYJ ADR (Finland)	(304,632)	(2,086,729)
NXP Semiconductor NV (Netherlands) †	(3,257)	(319,837)
Palo Alto Networks, Inc. †	(12,169)	(2,125,924)
Quantum Corp. †	(796,648)	(1,338,369)
Rambus, Inc. †	(385,007)	(5,578,751)
SunEdison, Inc. †	(1,777,130)	(53,153,958)
TTM Technologies, Inc. †	(529,650)	(5,291,204)
VeriSign, Inc. †	(733,010)	(45,241,377)
Vishay Intertechnology, Inc.	(1,007,070)	(11,762,578)
WebMD Health Corp. †	(203,462)	(9,009,297)

		(294,724,503)

Materials - (0.7)%
A Schulman, Inc.	(68,954)	(3,014,669)
A.M. Castle & Co. †	(43,545)	(268,673)
Alcoa, Inc.	(320)	(3,568)
AuRico Gold, Inc. (Canada)	(246,630)	(704,939)
Cemex SAB de CV ADR (Mexico) †	(122,646)	(1,123,437)
Monsanto Co.	(2,172)	(231,513)
Rock-Tenn Co., Class A	(37,285)	(2,244,557)
Stillwater Mining Co. †	(246,957)	(2,862,232)

		(10,453,588)

Telecommunication Services - (1.0)%
T-Mobile US, Inc. †	(419,880)	(16,278,748)

Utilities - (2.1)%
Dominion Resources, Inc.	(194,026)	(12,974,519)
NRG Yield, Inc., Class A	(491,106)	(10,799,421)
NRG Yield, Inc., Class C	(338,915)	(7,418,849)
PPL Corp.	(89,700)	(2,643,459)
Talen Energy Corp. †	(11,212)	(192,398)
WEC Energy Group, Inc.	(1,191)	(53,559)

		(34,082,205)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $831,086,731)		(806,743,296)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE BONDS - (1.8)%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Financials - (0.2)%
Ares Capital Corp. (2)	5.125%	06/01/16	$(3,025)	$(3,115,750)

Information Technology - (1.6)%
Citrix Systems, Inc. (2)	0.500%	04/15/19	(9,975)	(10,536,094)
Red Hat, Inc. 144A (2)(f)	0.250%	10/01/19	(12,225)	(14,960,344)

				(25,496,438)

TOTAL CONVERTIBLE BONDS SOLD SHORT (proceeds $26,948,749)				(28,612,188)

U.S. TREASURY OBLIGATIONS - (0.3)%
U.S. Treasury Note (2) (proceeds $4,616,931)	0.875%	10/15/17	(4,625)	(4,635,480)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $862,652,411)				(839,990,964)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 86.8% (cost $1,472,954,931)				1,386,443,884

OTHER ASSETS IN EXCESS OF LIABILITIES - 13.2% (m)				211,021,145

NET ASSETS - 100.0%				$1,597,465,029

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of June 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $89,649,059 or 5.6% of total net assets.
(c)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2015, the value of these securities was $1,110,528,616. Additional cash collateral pledged was $134,954,143.
(d)	Represents a Pay-in-Kind Stock.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of the close of the reporting period.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Defaulted security.
(h)	Indicates a variable rate security. The interest rate shown represents the discount rate as of the close of the reporting period.
(i)	Represents a step bond. The rate shown reflects the yield as of close of the reporting period.
(j)	The rate shown is the effective yield at the date of purchase.
(k)	Represents annualized seven-day yield as of the close of the reporting period.
(l)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(m)	Includes appreciation on forward foreign currency exchange, futures, swap contracts and call options written.
(n)	All or a portion of this security has been segregated for covered call options written.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

MTN - Medium Term Note

NYSE - New York Stock Exchange

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts buy protection as of June 30, 2015:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 24	5.000%	USD	3.557%	96,775,000	$(6,375,719)	06/20/2020	$300,846
CitiBank	Markit CDX North America Investment Grade Index Series 24	1.000%	USD	0.704%	3,500,000	(58,717)	06/20/2020	8,769

						$(6,434,436)		$309,615

Open written options contracts outstanding at June 30, 2015:

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
38	CCO Holdings LLC/CCO Holdings Capital Corp. (Exercise price $210)	J.P. Morgan	3/18/2016	$(10,220)	$(8,930)	$1,290
4,000	General Motors Co. (Exercise price $42)	J.P. Morgan	1/15/2016	(2,203,696)	(80,000)	2,123,696
2,250	OPKO Health, Inc. (Exercise price $25)	J.P. Morgan	1/15/2016	(157,385)	(90,000)	67,385
1,082	Orbitz Worldwide, Inc. (Exercise price $12)	J.P. Morgan	8/21/2015	(13,899)	(1,082)	12,817
44	Perrigo Co. PLC (Exercise price $190)	J.P. Morgan	7/17/2015	(68,593)	(14,080)	54,513
14	Perrigo Co. PLC (Exercise price $180)	J.P. Morgan	8/21/2015	(22,449)	(17,920)	4,529
44	Perrigo Co. PLC (Exercise price $190)	J.P. Morgan	8/21/2015	(75,633)	(36,960)	38,673
14	Perrigo Co. PLC (Exercise price $175)	J.P. Morgan	8/21/2015	(26,249)	(21,700)	4,549
14	Perrigo Co. PLC (Exercise price $185)	J.P. Morgan	8/21/2015	(18,549)	(15,260)	3,289

				$(2,596,673)	$(285,932)	$2,310,741

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
633	Barclays Capital	Euro Stoxx 50 Index	9/2015	$(24,399,375)	$(24,247,853)	$151,522
409	Barclays Capital	S&P 500 E-Mini Futures	9/2015	(42,624,085)	(42,012,480)	611,605
30	Barclays Capital	TOPIX Index Futures	9/2015	(4,048,644)	(3,996,813)	51,831
453	Barclays Capital	U.S. Treasury 10-Year Note Futures	9/2015	(57,504,056)	(57,155,860)	348,196
625	J.P. Morgan	U.S. Treasury 2-Year Note Futures	9/2015	(136,579,884)	(136,835,937)	(256,053)
280	J.P. Morgan	U.S. Treasury 5-Year Note Futures	9/2015	(33,336,653)	(33,392,188)	(55,535)

				$(298,492,697)	$(297,641,131)	$851,566

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	3,889,895	$3,116,859	$3,111,180	$(5,679)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	1,458,792	1,168,547	1,166,757	(1,790)
Euro, Expiring 09/16/15	CitiBank	EUR	1,457,299	1,651,745	1,626,444	(25,301)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	2,879,947	3,264,273	3,214,213	(50,060)
Euro, Expiring 04/05/16	Credit Suisse International	EUR	21,000	22,913	23,538	625
Euro, Expiring 04/05/17	Credit Suisse International	EUR	21,000	23,362	23,880	518
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	21,000	27,886	23,538	(4,348)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	21,000	28,010	23,880	(4,130)

				$9,303,595	$9,213,430	$(90,165)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	(8,785,033)	$(7,019,462)	$(7,026,363)	$(6,901)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	(20,609,014)	(16,502,589)	(16,483,307)	19,282
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(167,671)	(180,508)	(179,881)	627
Euro, Expiring 09/16/15	CitiBank	EUR	(15,437,837)	(17,250,269)	(17,229,656)	20,613
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(17,925,156)	(20,013,616)	(20,005,670)	7,946

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 04/05/16	Credit Suisse International	EUR	(21,000)	$ (27,886)	$ (23,538)	$ 4,348
Euro, Expiring 04/05/17	Credit Suisse International	EUR	(21,000)	(28,010)	(23,880)	4,130
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(21,000)	(27,886)	(23,538)	4,348
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(21,000)	(28,010)	(23,880)	4,130
Norwegian Krone, Expiring 07/03/15	Credit Suisse International	NOK	(37,802,313)	(4,857,853)	(4,821,339)	36,514
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	(15,562,500)	(1,996,600)	(1,981,314)	15,286
Norwegian Krone, Expiring 10/02/15	Credit Suisse International	NOK	(37,802,312)	(4,845,993)	(4,810,975)	35,018

				(72,778,682)	(72,633,341)	145,341

				$(63,475,087)	$(63,419,911)	$55,176

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

NOK - Norwegian Krone

USD - United States Dollar

Total Return Basket Swaps* Outstanding at June 30, 2015

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Bank of America	The Fund receives the total return on a portfolio of short positions and pays the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	66 to 67 months maturity 08/12/2019	$(127,228)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Cayman Islands
Herbalife Ltd.	(82,666)	$(4,426,764)	$(127,306)

Net Cash and Other Receivables/ (Payables) (b)			78

Swaps, at Value			$(127,228)

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 11/12/2015	$3,568,376

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United States
CareTrust REIT, Inc.	255,428	$1,251,473	$1,984,800
Enova International, Inc.	45,105	1,030,042	(187,481)
Journal Media Group, Inc.	45,340	—	375,869
KLX, Inc.	2,006	82,130	6,394
Urban Edge Properties	38,278	918,060	(122,260)

Total of Long Equity Positions			2,057,322

	PRINCIPAL
Corporate Bonds
United States
HJ Heinz Co., 4.25%, 10/15/20	$35,275,000	36,579,305	(239,148)

Net Cash and Other Receivables/ (Payables) (b)			1,750,202

Swaps, at Value			$3,568,376

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of short positions and pays the JPY/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	12 months maturity 10/22/2015	$(2,978,848)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Japan
Yahoo Japan Corp.	(5,642,991)	$(19,984,589)	$(2,790,791)

Net Cash and Other Receivables/ (Payables) (b)			(188,057)

Swaps, at Value			$(2,978,848)

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity ranging from 8/31/2015 - 01/27/2016	$11,205,704

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
QLT, Inc.	163,944	$890,882	$(213,793)

France
Alcatel-Lucent	22,848	87,496	(4,786)

Ireland
XL Group PLC	12,008	448,583	(1,885)

Israel
ClickSoftware Technologies Ltd.	198,668	2,499,170	(1,913)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Israel (continued)
Lumenis Ltd.	40,504	$555,813	$(98)

			(2,011)

United States
Advent Software, Inc.	346,087	15,169,615	130,891
Alexion Pharmaceuticals, Inc.	253	39,549	6,186
Altera Corp.	134,235	6,911,481	(38,649)
ANN, Inc.	142,619	6,773,861	113,210
Ark Restaurants Corp.	26,212	580,072	76,015
Associated Estates Realty Corp.	251,705	7,171,100	35,214

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Axis Capital Holdings Ltd.	22,216	$1,239,478	$(53,810)
Baker Hughes, Inc.	385,961	23,384,959	428,835
Bridge Capital Holdings	47,892	1,286,265	140,916
Broadcom Corp.	162,843	8,828,931	(444,145)
Catamaran Corp.	196,818	11,782,819	238,824
Cigna Corp.	10,660	1,769,300	(42,380)
City National Corp.	133,757	11,869,902	220,393
Cleco Corp.	248,001	13,318,554	36,300
Dealertrack Technologies, Inc.	72,945	4,586,140	(5,924)
DIRECTV	337,062	28,682,296	2,593,687
Dresser-Rand Group, Inc.	305,712	24,918,216	1,122,332
Eurasia Drilling Co., Ltd.	3,413	66,539	(10,370)
Evoq Properties, Inc.	44,422	40,231	1,970
Excel Trust, Inc.	7,139	113,773	(1,191)
Family Dollar Stores, Inc.	396,455	30,805,831	438,788
Freescale Semiconductor Ltd.	297,557	12,194,199	(300,846)
GrafTech International Ltd.	597,947	2,993,261	(27,443)
Hawaiian Electric Industries, Inc.	253,459	7,773,588	(238,251)
HCC Insurance Holdings, Inc.	67,317	5,190,497	(17,859)
Heritage Financial Group, Inc.	201,370	5,432,399	644,948
Home Loan Servicing Solutions Ltd.	465,753	2,699,315	(2,377,945)
Home Properties, Inc.	17,568	1,299,294	(15,951)
Hospira, Inc.	238,832	20,935,378	251,409
Hudson City BanCorp., Inc.	2,586,048	25,758,713	(208,559)
Hudson Valley Holding Corp.	35,262	919,227	75,514
IGATE Corp.	141,022	6,724,285	1,054
Integrated Silicon Solution, Inc.	152,892	2,866,805	518,224
KYTHERA Biopharmaceuticals, Inc.	53,030	3,932,134	61,555
LNB Bancorp, Inc.	164,558	2,900,196	144,127
Meadowbrook Insurance Group, Inc.	671,786	5,619,427	157,933
MeadWestvaco Corp.	8,855	446,186	(28,318)
Micrel, Inc.	200,014	2,786,164	(5,970)
Montpelier Re Holdings Ltd.	79,694	3,074,410	73,503
Mylan NV	21,536	1,596,679	(135,246)
Office Depot, Inc.	1,044,951	9,778,236	(728,961)
Omnicare, Inc.	82,127	7,788,261	(47,791)
Oneida Financial Corp.	76,102	1,493,410	62,876
Orbitz Worldwide, Inc.	1,330,405	15,489,046	(295,821)
Pall Corp.	49,900	6,227,725	(17,670)
PartnerRe Ltd.	11,328	1,487,013	(31,365)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Pepco Holdings, Inc.	1,144,591	$31,035,755	$(200,474)
Polypore International, Inc.	372,106	22,208,174	73,533
Quality Distribution, Inc.	233,270	3,680,451	(74,096)
Rally Software Development Corp.	62,442	1,212,417	2,080
Rosetta Resources, Inc.	196,673	4,737,802	(186,789)
RR Donnelley & Sons Co.	389	6,457	323
RTI International Metals, Inc.	85,731	3,191,946	(489,705)
Sigma-Aldrich Corp.	152,403	20,916,664	320,694
Square 1 Financial, Inc.	4,951	128,775	6,634
Standard Pacific Corp.	37,916	336,680	1,152
Susquehanna Bancshares, Inc.	1,323,887	17,545,590	1,147,694
Time Warner Cable, Inc.	7,025	1,035,063	216,581
Tornier NV	122,488	2,920,114	140,861
TTM Technologies, Inc.	1	6	4
UIL Holdings Corp.	15,042	730,289	(41,065)
WEC Energy Group, Inc.	3,834	169,614	2,801

			3,420,467

Total Common Stocks			3,197,992

Rights

Netherlands
Prosensa Holding NV	7,998	—	7,652

United States
Durata Therapeutics,Inc.	89,246	66,934	24,660
Safeway, Inc.	351,185	—	15,698
Safeway, Inc.	351,185	—	52,892

			93,250

Total Rights			100,902

Total of Long Equity Positions and Rights			3,298,894

Short Positions

Common Stocks
Finland
Nokia OYJ	(11,155)	(80,287)	3,876

Singapore
Avago Technologies Ltd.	(31,649)	(4,527,239)	320,138

United States
AbbVie, Inc.	(24)	(1,581)	(32)
Alcoa, Inc.	(243,504)	(3,255,612)	540,542
ARRIS Group, Inc.	(124,180)	(4,147,026)	347,118
Ascena Retail Group, Inc.	(98,015)	(1,530,412)	(102,028)
AT&T, Inc.	(524,836)	(17,803,849)	(838,326)
Ball Corp.	(26,249)	(1,873,802)	32,435
BB&T Corp.	(334,390)	(12,556,661)	(922,600)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Community Bank System, Inc.	(25,607)	$(907,400)	$(59,776)
Cyberonics, Inc.	(27,124)	(1,678,976)	66,183
Dollar Tree, Inc.	(96,821)	(7,350,820)	(297,071)
Endurance Specialty Holdings Ltd.	(38,503)	(2,372,548)	(157,099)
Halliburton Co.	(424,552)	(17,871,941)	(413,514)
Iron Mountain, Inc.	(21,277)	(674,237)	14,650
M&T Bank Corp.	(217,616)	(26,983,081)	(203,686)
Monsanto Co.	(621)	(70,670)	4,477
NextEra Energy, Inc.	(61,696)	(6,206,618)	158,559
Noble Energy, Inc.	(103,867)	(4,668,959)	235,916
Northwest Bancshares, Inc.	(113,653)	(1,356,935)	(100,096)
NXP Semiconductors NV	(102,993)	(10,427,986)	314,073
PacWest Bancorp	(2,969)	(134,377)	(4,454)
Renasant Corp.	(187,707)	(5,557,599)	(561,649)
Reynolds American, Inc.	(1)	(73)	(1)
Rock-Tenn Co.	(4,536)	(296,282)	23,215
Ryland Group, Inc./The	(7,672)	(353,550)	(2,201)
Staples, Inc.	(228,636)	(3,785,543)	285,126
STERIS Corp.	(63,499)	(4,081,081)	(10,795)
Sterling Bancorp	(68,738)	(943,878)	(66,570)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Western Alliance Bancorp	(39,749)	$(1,223,031)	$(118,895)
Wright Medical Group, Inc.	(116,486)	(2,831,775)	(227,148)

			(2,063,647)

Total of Short Equity Positions			(1,739,633)

Total of Long and Short Equity Positions and Rights			1,559,261

Net Cash and Other Receivables/ (Payables) (b)			9,646,443

Swaps, at Value			$11,205,704

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the GBP/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	12 months maturity 08/20/2015	$(1,327,959)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Arab Emirates
Dragon Oil PLC	152,988	$1,744,154	$2,384

United Kingdom
BG Group PLC	734,260	13,592,401	(1,363,439)
CSR PLC	646,996	8,898,155	(17,620)
Greene King PLC	7,821	95,674	8,135
Pace PLD	855,258	5,518,650	(518,665)
Synergy Health PLC	164,351	5,708,364	(1,265,237)
Rexam PLC	425,397	3,756,789	(67,301)
Telecity Group PLC	107,425	1,841,107	(105,794)
TSB Banking Group PLC	1,499,988	7,842,741	154,376

			(3,175,545)

Total of Long Equity Positions			(3,173,161)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Netherlands
Royal Dutch Shell PLC	(331,625)	$(10,800,877)	$1,359,340

Total of Long and Short Equity Positions			(1,813,821)

Net Cash and Other Receivables/ (Payables) (b)			485,862

Swaps, at Value			$(1,327,959)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	12 months maturity 08/31/2015	$(369,302)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Legacy Oil + Gas, Inc.	909,227	$1,857,794	$(96,121)
Probe Metals, Inc.	27,415	60	10,146

			(85,975)

Colombia
Pacific Rubiales Energy Corp.	328,109	1,555,937	(318,633)

Total of Long Equity Positions			(404,608)

Short Positions

Common Stocks
Canada
Crescent Point Energy Corp.	(86,232)	(1,883,406)	113,889

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Canada (continued)
Royal Bank of Canada	(100,018)	$(6,041,058)	$(75,335)

			38,554

Total of Short Equity Positions			38,554

Total of Long and Short Equity Positions			(366,054)

Net Cash and Other Receivables/ (Payables) (b)			(3,248)

Swaps, at Value			$(369,302)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the HKD/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	12 months maturity 01/22/2016	$(58,878)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Hong Kong
Cheung Kong Property Holdings Ltd.	(3,331)	$(21)	$(27,610)
CK Hutchison Holdings Ltd.	(3,331)	(72,244)	23,272

			(4,338)

Total of Short Equity Positions			(4,338)

Net Cash and Other Receivables/ (Payables) (b)			(54,540)

Swaps, at Value			$(58,878)

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12-13 months maturity ranging from 08/27/2015 - 07/20/2016	$1,123,774

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Lafarge SA	120,422	$8,127,567	$(165,615)

Ireland
AER Lingus Group PLC	996	2,703	(27)

Italy
Ansaldo STS SpA	333,432	3,501,868	(31,721)
Pirelli & C. SpA	13,229	226,470	(3,202)
Sorin SpA	574,643	1,702,953	(94,293)
World Duty Free SpA	314,425	3,525,455	259

			(128,957)

Netherlands
TNT Express NV	1,211,957	10,323,062	(30,207)

United Kingdom
Jazztel PLC	1,130,209	15,830,929	492,707

Total Common Stocks			167,901

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Rights

Italy
Sorin SpA	574,643	$—	$—

Total of Long Equity Positions and Rights			167,901

Net Cash and Other Receivables/ (Payables) (b)			955,873

Swaps, at Value			$1,123,774

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long positions and pays the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	12 months maturity 08/20/2015	$132,177

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
iiNET Ltd.	111,780	$731,295	$88,153
Recall Holdings Ltd.	154,088	852,950	(30,520)

			57,633

Total of Long Equity Positions			57,633

Short Positions

Common Stocks
Australia
Federation Centres	(16)	(38)	2

Total of Long and Short Equity Positions			57,635

Net Cash and Other Receivables/ (Payables) (b)			74,542

Swaps, at Value			$132,177

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long positions and pays the JPY/USD 1 Week Forward Swap Rate Plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	12 months maturity 08/27/2015	$881,804

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Tokyo Electron Ltd.	43,507	$2,502,205	$262,973

Net Cash and Other Receivables/ (Payables) (b)			618,831

Swaps, at Value			$881,804

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of short positions and pays the CHF/USD 1 Week Forward Swap rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	12 months maturity 08/27/2015	$472,200

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	276	$118,673	$(6,059)

Short Positions

Common Stocks
Switzerland
Holcim Ltd.	(108,329)	(8,578,230)	585,115

Total of Long and Short Equity Positions			579,056

Net Cash and Other Receivables/ (Payables) (b)			(106,856)

Swaps, at Value			$472,200

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at June 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 04/20/2016	$614,029

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Private Placements
United States
Penson Technologies LLC (3)	$9,326,216	$9	$614,029

Net Cash and Other Receivables/ (Payables) (b)			—

Swaps, at Value			$614,029

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Money Market Funds	$1,640,644	$—	$1,640,644

Barclays Capital
Cash	—	3,543,472	3,543,472

Citibank
Cash	—	10,353,980	10,353,980
Money Market Funds	950,008	—	950,008

Credit Suisse International
Money Market Funds	80,002	—	80,002

Deutsche Bank
Money Market Funds	84,586,117	—	84,586,117

J.P. Morgan
Cash	—	1,010,384	1,010,384

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

LONG INVESTMENTS - 95.2%	SHARES	VALUE (Note 5)
COMMON STOCKS - 33.5%

Belgium - 1.3%
Colruyt SA	112	$5,024
Delhaize Group	2,197	178,698
Proximus	5,246	185,640
Umicore SA	119	5,651

		375,013

Canada - 7.6%
Alimentation Couche-Tard, Inc., Class B (1)(a)	1,000	42,778
Bank of Montreal (1)(a)	100	5,926
BCE, Inc. (1)(a)	119	5,055
BlackBerry Ltd. (1)†(a)	22,840	186,707
Bombardier, Inc., Class B (1)	18,155	32,705
Canadian Imperial Bank of Commerce (1)(a)	300	22,115
Canadian Tire Corp. Ltd., Class A (1)(a)	300	32,085
Canfor Corp. (1)†(a)	8,200	178,575
CGI Group, Inc., Class A (1)†(a)	2,111	82,564
CI Financial Corp. (1)(a)	200	5,380
Constellation Software, Inc. (1)(a)	400	158,802
Dollarama, Inc. (1)(a)	715	43,335
Empire Co., Ltd., Class A (1)(a)	1,100	77,476
Encana Corp. (1)(a)	3,300	36,382
Enerplus Corp. (1)(a)	2,200	19,305
Fairfax Financial Holdings Ltd. (1)(a)	129	63,610
Finning International, Inc. (1)(a)	10,200	191,832
Keyera Corp. (1)(a)	400	13,355
Kinross Gold Corp. (1)†	48,172	112,234
Linamar Corp. (1)(a)	4,000	259,792
Magna International, Inc. (1)(a)	6,000	336,749
Metro, Inc. (1)(a)	600	16,102
National Bank of Canada (1)(a)	400	15,026
Open Text Corp. (1)(a)	797	32,371
Penn West Petroleum Ltd. (1)	18,100	31,157
Royal Bank of Canada (1)(a)	400	24,461
Suncor Energy, Inc. (1)(a)	400	11,017
Toronto-Dominion Bank/The (1)(a)	119	5,053
West Fraser Timber Co., Ltd. (1)(a)	2,000	109,896

		2,151,845

Denmark - 1.6%
AP Moeller - Maersk A/S, Class B (a)	7	12,656
DSV A/S (a)	516	16,709
ISS A/S (a)	2,448	80,626
Novo Nordisk A/S, Class B (a)	395	21,676
Pandora A/S (a)	2,653	284,678
TDC A/S (a)	4,535	33,243

		449,588

Finland - 0.9%
Fortum OYJ	2,266	40,255
Metso OYJ	183	5,029
Neste OYJ	1,378	35,153
Orion OYJ, Class B	4,815	168,662

		249,099

Germany - 5.2%
Allianz SE (a)	552	86,085

	SHARES	VALUE (Note 5)
Germany - 5.2% (continued)
Aurubis AG (a)	1,512	$88,826
Bayer AG (a)	201	28,148
Brenntag AG (a)	90	5,164
Continental AG (a)	160	37,884
Deutsche Boerse AG (a)	185	15,323
Deutsche Lufthansa AG †(a)	4,733	61,065
Freenet AG (a)	7,094	238,953
Fresenius Medical Care AG & Co. KGaA (a)	62	5,133
Hannover Rueck SE (a)	499	48,297
HeidelbergCement AG (a)	331	26,234
HOCHTIEF AG (a)	2,648	205,273
HUGO BOSS AG (a)	1,084	121,187
Merck KGaA (a)	1,665	165,984
MTU Aero Engines AG (a)	378	35,576
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	195	34,572
OSRAM Licht AG (a)	1,247	59,658
ProSiebenSat.1 Media AG (a)	816	40,306
Salzgitter AG (a)	148	5,291
STADA Arzneimittel AG (a)	927	31,270
Symrise AG (a)	83	5,155
Telefonica Deutschland Holding AG (a)	9,208	53,045
United Internet AG (a)	1,944	86,401

		1,484,830

Hong Kong - 0.3%
Hongkong Land Holdings Ltd. (1)	2,000	16,600
Noble Group Ltd.	122,900	69,240

		85,840

Italy - 1.7%
Atlantia SpA	377	9,315
Autogrill SpA †	12,056	100,994
Banca Popolare di Milano Scarl	41,975	44,268
Enel SpA	5,124	23,224
Eni SpA	2,336	41,491
Finmeccanica SpA †	2,389	30,051
Mediaset SpA	15,381	74,048
Mediobanca SpA	1,985	19,462
Pirelli & C. SpA	1,787	30,159
Prysmian SpA	2,469	53,371
Snam SpA	6,924	32,952
UnipolSai SpA	3,356	8,314

		467,649

Netherlands - 3.1%
Boskalis Westminster NV	4,778	234,541
Delta Lloyd NV	8,266	135,641
Heineken NV	427	32,463
Koninklijke Ahold NV	10,017	188,046
Royal Dutch Shell PLC, A Shares (a)	1,332	37,882
Wolters Kluwer NV	8,505	253,141

		881,714

Norway - 0.9%
Marine Harvest ASA (a)	1,751	20,054
Norsk Hydro ASA	31,056	130,340
Orkla ASA (a)	3,540	27,775

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Norway - 0.9% (continued)
Yara International ASA (a)	1,194	$62,217

		240,386

Singapore - 1.3%
ComfortDelGro Corp. Ltd.	68,300	158,616
Hutchison Port Holdings Trust, Class U	9,400	5,921
Singapore Airlines Ltd.	24,500	195,070
United Overseas Bank Ltd.	300	5,133
Wilmar International Ltd.	5,200	12,656

		377,396

Spain - 2.3%
Acerinox SA	2,586	35,796
ACS Actividades de Construccion y Servicios SA	544	17,547
Banco Santander SA	21,106	148,460
Enagas SA	718	19,546
Endesa SA	6,873	131,629
Gas Natural SDG SA	848	19,256
Iberdrola SA	10,487	70,804
Mediaset Espana Comunicacion SA	4,996	65,591
Red Electrica Corp. SA	108	8,672
Repsol SA	556	9,800
Tecnicas Reunidas SA	385	19,836
Telefonica SA	7,739	110,245

		657,182

Sweden - 3.1%
Boliden AB (a)	10,042	183,073
Electrolux AB, Series B (a)	2,530	79,273
Husqvarna AB, B Shares	20,341	153,221
ICA Gruppen AB	1,332	47,257
Meda AB, A Shares	2,918	40,607
Securitas AB, B Shares (a)	15,640	206,556
Skandinaviska Enskilda Banken AB, Class A (a)	737	9,427
Skanska AB, B Shares (a)	2,168	43,932
Tele2 AB, B Shares (a)	5,133	59,776
Telefonaktiebolaget LM Ericsson, B Shares (a)	2,052	21,372
TeliaSonera AB (a)	6,231	36,724

		881,218

Switzerland - 3.0%
Actelion Ltd. †(a)	1,614	236,373
Adecco SA †(a)	430	34,898
Aryzta AG †(a)	94	4,625
Baloise Holding AG (a)	42	5,121
Flughafen Zuerich AG (a)	170	131,598
Galenica AG (a)	8	8,344
Geberit AG (a)	158	52,676
Helvetia Holding AG (a)	9	5,144
Lonza Group AG †(a)	499	66,699
Nestle SA (a)	70	5,050
Novartis AG (a)	285	28,033
Partners Group Holding AG (a)	17	5,081
Roche Holding AG (a)	176	49,349
Sonova Holding AG (a)	110	14,875

	SHARES	VALUE (Note 5)
Switzerland - 3.0% (continued)
Swiss Life Holding AG †(a)	322	$73,732
Swiss Re AG (a)	541	47,891
Zurich Insurance Group AG †(a)	247	75,194

		844,683

United Kingdom - 1.2%
Fiat Chrysler Automobiles NV †	6,285	92,202
Reed Elsevier NV	7,896	187,812
Subsea 7 SA †	6,888	67,374
Unilever NV CVA	134	5,602

		352,990

TOTAL COMMON STOCKS (cost $9,514,213)		9,499,433

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Porsche Automobil Holding SE (cost $77,365)	857	72,259

MONEY MARKET FUNDS - 41.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (b)	2	2
Dreyfus Treasury Cash Management, Class I, 0.010% (b)	10	10
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)	11,662,322	11,662,322
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)	12	12

TOTAL MONEY MARKET FUNDS (cost $11,662,346)		11,662,346

SHORT-TERM INVESTMENTS - 20.2%	PRINCIPAL AMOUNT (000’s )
U.S. Treasury Bill, 0.083%, 11/19/2015 (c)
(cost $5,732,133)	$5,734	5,733,381

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $26,986,057)		26,967,419

SECURITIES SOLD SHORT - (31.0)%	SHARES
COMMON STOCKS - (31.0)%

Belgium - (1.6)%
Anheuser-Busch InBev NV	(2,619)	(315,172)
KBC Groep NV	(1,681)	(112,691)
Solvay SA	(96)	(13,225)

		(441,088)

Canada - (7.9)%
Agnico Eagle Mines Ltd. (1)	(4,058)	(115,209)
Barrick Gold Corp. (1)	(6,133)	(65,553)
Baytex Energy Corp. (1)	(3,200)	(49,781)
CAE, Inc. (1)	(8,100)	(96,435)
Canadian Pacific Railway Ltd. (1)	(640)	(102,492)
Canadian Utilities Ltd., Class A (1)	(6,089)	(175,357)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Canada - (7.9)% (continued)
First Quantum Minerals Ltd. (1)	(14,792)	$(193,397)
Franco-Nevada Corp. (1)	(2,349)	(112,034)
Gildan Activewear, Inc. (1)	(6,347)	(210,838)
Goldcorp, Inc. (1)	(2,967)	(48,151)
Imperial Oil Ltd. (1)	(1,719)	(66,407)
Lundin Mining Corp. (1)†	(6,987)	(28,698)
Methanex Corp. (1)	(1,128)	(62,966)
Pembina Pipeline Corp. (1)	(6,887)	(222,601)
Potash Corp of Saskatchewan, Inc. (1)	(2,426)	(75,130)
Precision Drilling Corp. (1)	(16,400)	(110,296)
Silver Wheaton Corp. (1)	(6,079)	(105,373)
SNC-Lavalin Group, Inc. (1)	(1,700)	(57,111)
Teck Resources Ltd., Class B (1)	(3,400)	(33,701)
Tourmaline Oil Corp. (1)†	(1,500)	(45,060)
TransCanada Corp. (1)	(5,285)	(214,785)
Vermilion Energy, Inc. (1)	(1,400)	(60,472)

		(2,251,847)

Denmark - (0.6)%
Carlsberg A/S, Class B	(1,535)	(139,080)
Vestas Wind Systems A/S	(362)	(18,043)

		(157,123)

Finland - (0.7)%
Kone OYJ, Class B	(938)	(38,074)
Nokia OYJ	(1,612)	(10,989)
Nokian Renkaat OYJ	(4,658)	(145,937)
UPM-Kymmene OYJ	(571)	(10,104)

		(205,104)

Germany - (3.6)%
adidas AG	(2,101)	(160,757)
BASF SE	(57)	(5,016)
Bilfinger SE	(573)	(21,688)
Commerzbank AG †	(1,550)	(19,815)
Daimler AG	(1,373)	(125,074)
Deutsche Bank AG	(3,569)	(107,308)
Deutsche Telekom AG	(939)	(16,189)
E.ON SE	(5,243)	(69,913)
LANXESS AG	(1,121)	(66,141)
METRO AG	(1,047)	(33,068)
Rheinmetall AG	(4,241)	(215,116)
RWE AG	(5,401)	(116,167)
ThyssenKrupp AG	(2,116)	(55,046)

		(1,011,298)

Hong Kong - (0.8)%
Jardine Matheson Holdings Ltd. (1)	(4,200)	(237,300)

Italy - (0.9)%
Banca Popolare dell’Emilia Romagna SC	(5,052)	(45,076)
Banco Popolare SC †	(1,117)	(18,392)
Buzzi Unicem SpA	(521)	(7,422)
Mediolanum SpA	(1,751)	(14,453)
Saipem SpA †	(1,173)	(12,395)
Salvatore Ferragamo SpA	(2,985)	(89,669)
Telecom Italia SpA †	(56,920)	(72,335)

		(259,742)

	SHARES	VALUE (Note 5)
Luxembourg - (2.2)%
Altice SA †	(1,958)	$(270,125)
ArcelorMittal	(17,317)	(168,176)
Tenaris SA	(12,816)	(172,866)

		(611,167)

Netherlands - (2.3)%
ASML Holding NV	(1,993)	(207,307)
Fugro NV CVA †	(208)	(4,580)
Gemalto NV	(1,060)	(94,751)
Koninklijke KPN NV	(22,124)	(84,820)
Koninklijke Philips NV	(2,634)	(67,226)
Koninklijke Vopak NV	(302)	(15,274)
OCI NV †	(2,661)	(75,417)
SBM Offshore NV †	(8,026)	(95,669)

		(645,044)

Norway - (0.8)%
Schibsted ASA	(4,005)	(124,076)
Schibsted ASA †	(3,387)	(102,382)
Statoil ASA	(847)	(15,147)

		(241,605)

Singapore - (2.1)%
CapitaLand Ltd.	(28,800)	(74,787)
Genting Singapore PLC	(78,900)	(52,385)
Global Logistic Properties Ltd.	(34,100)	(64,015)
Golden Agri-Resources Ltd.	(322,800)	(98,290)
Keppel Corp. Ltd.	(18,500)	(112,760)
Singapore Press Holdings Ltd.	(64,600)	(195,589)

		(597,826)

Spain - (2.4)%
Amadeus IT Holding SA, A Shares	(1,943)	(77,565)
Banco Bilbao Vizcaya Argentaria SA	(1,499)	(14,771)
Banco de Sabadell SA	(26,815)	(64,951)
Banco Popular Espanol SA	(25,404)	(123,606)
Bankia SA †	(55,418)	(70,554)
CaixaBank SA	(20,005)	(93,089)
Distribuidora Internacional de Alimentacion SA	(1,866)	(14,300)
Ferrovial SA	(3,506)	(76,173)
Grifols SA	(1,774)	(71,638)
Inditex SA	(2,227)	(72,639)

		(679,286)

Sweden - (2.0)%
Alfa Laval AB	(3,677)	(64,719)
Assa Abloy AB	(7,389)	(139,104)
Atlas Copco AB, A Shares †	(688)	(19,249)
Getinge AB, B Shares	(3,966)	(95,485)
Hexagon AB, B Shares	(3,875)	(140,355)
Nordea Bank AB	(1,239)	(15,452)
Sandvik AB	(6,395)	(70,699)
SKF AB, B Shares	(767)	(17,501)

		(562,564)

Switzerland - (2.8)%
Cie Financiere Richemont SA	(1,183)	(96,152)
Credit Suisse Group AG †	(3,297)	(90,956)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Switzerland - (2.8)% (continued)
Dufry AG †	(1,477)	$(205,809)
Holcim Ltd. †	(631)	(46,559)
Julius Baer Group Ltd. †	(1,510)	(84,732)
Schindler Holding AG	(238)	(38,925)
Sulzer AG	(273)	(28,081)
UBS Group AG †	(9,606)	(203,805)

		(795,019)

United States - (0.3)%
Valeant Pharmaceuticals International, Inc. (1)†	(421)	(93,392)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $8,870,185)		(8,789,405)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $8,870,185)		(8,789,405)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 64.2% (cost $18,115,872)		18,178,014

OTHER ASSETS IN EXCESS OF LIABILITIES - 35.8% (d)		10,155,437

NET ASSETS - 100.0%		$28,333,451

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$413,284	1.5%
Consumer Staples	63,697	0.2
Energy	(762,581)	(2.7)
Financials	(293,137)	(1.0)
Health Care	604,636	2.1
Industrials	453,514	1.6
Information Technology	37,251	0.1
Materials	(268,614)	(0.9)
Telecommunication Services	549,337	1.9
Utilities	(15,100)	0.0
Money Market Funds	11,662,346	41.2
Short-Term Investments	5,733,381	20.2

Total Investments In Securities, At Value	18,178,014	64.2
Other Assets in Excess of Liabilities (d)	10,155,437	35.8

Net Assets	$28,333,451	100.0%

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2015, the value of these securities was $5,588,765. In addition, $4,251,461 of cash collateral was pledged.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certification

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
6	Barclays Capital	FTSE 100 Index Futures	9/2015	$625,822	$612,222	$(13,600)
2	Barclays Capital	Hang Seng Index Futures	7/2015	351,604	338,048	(13,556)
4	J.P. Morgan	MSCI Singapore Index Futures	7/2015	222,827	220,841	(1,986)
3	J.P. Morgan	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	410,863	405,396	(5,467)
5	Barclays Capital	TOPIX Index Futures	9/2015	671,186	666,136	(5,050)

				2,282,302	2,242,643	(39,659)

Short Contracts:
23	Barclays Capital	Euro Stoxx 50 Index	9/2015	$(880,996)	$(881,043)	$(47)
2	J.P. Morgan	S&P 500 E-Mini Futures	9/2015	(210,091)	(205,440)	4,651

				(1,091,087)	(1,086,483)	4,604

				$1,191,215	$1,156,160	$(35,055)

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	714,000	$581,351	$571,065	$(10,286)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	1,000	1,073	1,072	(1)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	1,000	1,135	1,116	(19)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	1,965,000	253,361	253,476	115
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	260,000	192,231	192,831	600

				$1,029,151	$1,019,560	$(9,591)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	(454,294)	$(362,992)	$(363,349)	$(357)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(62,000)	(66,790)	(66,515)	275
Danish Krone, Expiring 09/16/15	Credit Suisse International	DKK	(1,830,000)	(274,361)	(274,087)	274
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(552,000)	(625,421)	(616,070)	9,351
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	(737,000)	(94,221)	(93,829)	392
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	(2,573,000)	(311,006)	(310,884)	122

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	(60,000)	$ (44,636)	$ (44,499)	$ 137

				(1,779,427)	(1,769,233)	10,194

				$(750,276)	$(749,673)	$603

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Total Return Basket Swaps* Outstanding at June 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	4-12 months maturity 10/14/2015	$428,558

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Domtar Corp.	2,500	$102,688	$812

Ireland
Accenture PLC	218	21,074	24
Medtronic PLC	400	30,266	(626)

			(602)

Singapore
Flextronics International Ltd.	16,000	188,986	(8,026)

Switzerland
ACE Ltd.	50	5,252	(168)
TE Connectivity Ltd.	200	13,004	(144)

			(312)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Delphi Automotive PLC	1,300	$97,034	$13,582
International Game Technology PLC	1,002	17,996	(200)
Pentair PLC	100	6,399	476

			13,858

United States
3M Co.	780	124,770	(4,416)
AbbVie, Inc.	3,900	235,051	26,990
Activision Blizzard, Inc.	3,400	73,859	8,455
Aetna, Inc.	2,400	223,041	82,863
Aflac, Inc.	2,300	143,080	(20)
Akamai Technologies, Inc.	2,400	166,199	1,369
Alaska Air Group, Inc.	800	42,391	9,153
Allstate Corp./The	939	63,122	(2,209)
Ally Financial, Inc.	2,500	53,353	2,722

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alnylam Pharmaceuticals, Inc.	400	$37,928	$10,020
Altria Group, Inc.	2,033	106,145	(6,711)
Amazon.com, Inc.	97	41,919	188
Amdocs Ltd.	6,019	324,127	4,450
American Airlines Group, Inc.	2,300	116,866	(25,016)
American Electric Power Co., Inc.	300	16,027	(136)
American Express Co.	100	8,113	(341)
American International Group, Inc.	600	32,925	4,167
Ameriprise Financial, Inc.	1,000	126,043	(1,113)
AmerisourceBergen Corp.	2,443	256,008	3,781
Amgen, Inc.	1,800	275,513	823
ANSYS, Inc.	201	15,345	2,994
Anthem, Inc.	1,300	185,657	27,725
AO Smith Corp.	1,101	67,321	11,929
Apollo Education Group, Inc.	2,200	56,312	(27,976)
Apple, Inc.	600	72,625	2,630
Applied Materials, Inc.	300	6,213	(447)
Archer-Daniels-Midland Co.	3,561	176,357	(4,646)
Arrow Electronics, Inc.	3,000	178,631	(11,231)
Assurant, Inc.	1,100	68,207	5,493
Assured Guaranty Ltd.	2,478	68,054	(8,607)
Atmel Corp.	4,300	34,089	8,287
Atwood Oceanics, Inc.	800	24,236	(3,084)
Automatic Data Processing, Inc.	952	80,516	(4,137)
AutoNation, Inc.	100	6,350	(52)
Avnet, Inc.	5,500	244,356	(18,251)
Avon Products, Inc.	14,300	118,059	(28,541)
Bank of America Corp.	3,200	50,055	4,409
Becton Dickinson and Co.	326	46,605	(427)
Bed Bath & Beyond, Inc.	300	22,955	(2,261)
Bemis Co., Inc.	2,271	104,505	(2,287)
Best Buy Co., Inc.	3,800	142,958	(19,040)
Big Lots, Inc.	3,800	171,032	(70)
Biogen, Inc.	600	220,835	21,529
BioMarin Pharmaceutical, Inc.	1,200	145,713	18,423
Boeing Co./The	400	61,228	(5,740)
Boston Scientific Corp.	1,500	24,533	2,017
Brinker International, Inc.	600	31,718	2,872
Bristol-Myers Squibb Co.	300	19,010	952
Broadridge Financial Solutions, Inc.	3,149	166,437	(8,955)
Brocade Communications Systems, Inc.	21,174	242,991	8,556
Brunswick Corp./DE	500	26,663	(1,233)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bunge Ltd.	1,370	$123,293	$(3,007)
CA, Inc.	1,560	43,060	2,632
California Resources Corp.	11,100	78,960	(11,916)
Cameron International Corp.	2,200	104,242	10,972
Capital One Financial Corp.	200	16,051	1,543
Cardinal Health, Inc.	100	8,885	(520)
Carter’s, Inc.	1,400	128,197	20,623
Caterpillar, Inc.	100	8,448	34
CBOE Holdings, Inc.	300	16,356	810
CDW Corp.	3,100	117,839	(11,571)
Celanese Corp.	1,400	79,439	21,193
Celgene Corp.	500	57,448	420
Centene Corp.	951	60,029	16,431
CF Industries Holdings, Inc.	1,000	60,372	3,908
Chico’s FAS, Inc.	2,900	49,679	(1,452)
Chubb Corp./The	55	5,304	(71)
Cigna Corp.	800	87,935	41,665
Cintas Corp.	1,200	95,540	5,968
Cisco Systems, Inc.	13,300	370,049	(4,831)
CIT Group, Inc.	600	27,914	(20)
Citrix Systems, Inc.	800	49,883	6,245
Clorox Co./The	95	10,123	(241)
Coach, Inc.	1,600	58,352	(2,976)
Coca-Cola Co./The	633	25,976	(1,144)
Coca-Cola Enterprises, Inc.	5,684	256,850	(9,937)
Cognizant Technology Solutions Corp.	500	22,095	8,450
Community Health Systems, Inc.	1,798	88,268	24,952
CommVault Systems, Inc.	118	5,549	(544)
Computer Sciences Corp.	1,200	74,617	4,151
Consolidated Edison, Inc.	92	5,692	(367)
Con-way, Inc.	1,200	54,179	(8,135)
Corning, Inc.	9,500	214,184	(26,749)
CR Bard, Inc.	473	80,889	(148)
Crane Co.	665	41,467	(2,412)
CSX Corp.	2,600	91,249	(6,359)
Cummins, Inc.	1,000	137,345	(6,155)
CVS Health Corp.	1,100	110,840	4,529
Danaher Corp.	1,320	111,134	1,844
Darden Restaurants, Inc.	217	14,399	1,026
Dean Foods Co.	1,958	34,464	(2,803)
Deckers Outdoor Corp.	2,500	187,335	(7,410)
Delta Air Lines, Inc.	3,300	137,339	(1,775)
Denbury Resources, Inc.	12,300	96,137	(17,909)
DENTSPLY International, Inc.	342	17,855	(225)
Devon Energy Corp.	100	6,534	(585)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dick’s Sporting Goods, Inc.	1,145	$61,107	$(1,831)
Dillard’s, Inc.	800	95,124	(10,972)
Discover Financial Services	600	35,746	(1,174)
Dollar General Corp.	1,300	89,723	11,339
Dollar Tree, Inc.	1,700	124,519	9,764
Dover Corp.	100	7,685	(667)
Dow Chemical Co./The	700	32,659	3,161
DR Horton, Inc.	900	23,774	850
Dr. Pepper Snapple Group, Inc.	2,362	174,404	(2,215)
DST Systems, Inc.	360	40,606	4,747
DSW, Inc.	500	18,066	(1,381)
DTE Energy Co.	2,252	168,870	(780)
Dun & Bradstreet Corp./The	1,800	232,872	(13,272)
eBay, Inc.	2,592	147,910	8,232
Edwards Lifesciences Corp.	1,400	180,786	18,616
Electronic Arts, Inc.	2,600	134,071	38,829
EMC Corp.	200	5,688	(410)
Emerson Electric Co.	300	18,350	(1,721)
EOG Resources, Inc.	411	38,677	(2,694)
Equifax, Inc.	1,773	175,421	(3,281)
Estee Lauder Cos., Inc./The	900	75,645	2,349
Everest Re Group Ltd.	183	33,297	10
Expedia, Inc.	1,500	137,657	26,368
Express Scripts Holding Co.	300	25,391	1,291
FactSet Research Systems, Inc.	32	5,314	(113)
Fairchild Semiconductor International, Inc.	6,000	96,473	7,807
FedEx Corp.	500	87,933	(2,733)
First Solar, Inc.	2,984	176,759	(36,571)
Flowserve Corp.	100	6,620	(1,354)
Fluor Corp.	600	33,527	(1,721)
Foot Locker, Inc.	2,200	125,397	22,025
Ford Motor Co.	1,300	21,517	(2,004)
Fossil Group, Inc.	300	28,774	(7,966)
Franklin Resources, Inc.	300	15,874	(1,165)
Gannett Co., Inc.	750	—	10,492
Gap, Inc./The	3,900	161,072	(12,209)
General Dynamics Corp.	1,700	232,605	8,268
General Electric Co.	3,900	98,464	5,159
General Motors Co.	4,500	163,810	(13,825)
Gilead Sciences, Inc.	2,800	276,517	51,307
Goldman Sachs Group, Inc./The	2,700	510,491	53,242
Goodyear Tire & Rubber Co./The	4,100	109,194	14,421
Google, Inc.	338	186,901	(4,367)
Graham Holdings Co.	107	113,505	1,525
Groupon, Inc.	6,289	36,686	(5,052)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
H&R Block, Inc.	1,754	$54,558	$(2,552)
Harley-Davidson, Inc.	500	31,996	(3,821)
Harman International Industries, Inc.	300	38,253	(2,571)
Harris Corp.	100	6,414	1,277
HCA Holdings, Inc.	1,700	122,921	31,303
Health Net, Inc.	6,331	358,981	46,963
Helix Energy Solutions Group, Inc.	6,800	100,273	(14,388)
Hewlett-Packard Co.	10,000	352,186	(52,086)
HollyFrontier Corp.	2,100	78,290	11,359
Home Depot, Inc./The	800	85,734	3,170
Hormel Foods Corp.	92	5,238	(52)
Hubbell, Inc.	100	11,206	(378)
Humana, Inc.	700	94,928	38,968
Huntington Ingalls Industries, Inc.	2,596	336,305	(44,021)
IAC/InterActiveCorp.	1,510	97,119	23,168
IDEX Corp.	100	6,953	905
IHS, Inc.	200	23,540	2,186
Illinois Tool Works, Inc.	100	8,153	1,026
Informatica Corp.	1,581	76,565	66
Integrated Device Technology, Inc.	13,000	264,423	17,677
Intel Corp.	7,600	246,253	(15,099)
International Business Machines Corp.	600	99,846	(2,250)
International Paper Co.	5,739	299,975	(26,856)
Interpublic Group of Cos., Inc./The	4,362	92,832	(8,776)
Intuit, Inc.	656	63,762	2,343
Invesco Ltd.	2,600	102,681	(5,207)
ITT Corp.	1,100	45,212	812
Jabil Circuit, Inc.	900	17,507	1,654
Jacobs Engineering Group, Inc.	1,590	66,280	(1,694)
Janus Capital Group, Inc.	1,900	33,195	(667)
Johnson & Johnson	1,200	121,901	(4,949)
JPMorgan Chase & Co.	4,100	245,066	32,750
Juniper Networks, Inc.	1,153	25,094	4,849
KBR, Inc.	5,400	89,657	15,535
Kimberly-Clark Corp.	1,383	149,795	(3,239)
Kohl’s Corp.	500	38,946	(7,641)
Kroger Co./The	1,267	96,288	(4,418)
L Brands, Inc.	1,300	120,145	(8,696)
L-3 Communications Holdings, Inc.	400	46,045	(693)
Lam Research Corp.	300	23,973	432
Lear Corp.	1,200	123,938	10,774
Lennox International, Inc.	100	7,570	3,199
Lexmark International, Inc.	2,500	102,137	8,363
Liberty Interactive Corp. QVC Group	1,300	37,770	(1,695)
LifePoint Health, Inc.	300	21,463	4,622
Lincoln Electric Holdings, Inc.	900	61,009	(6,208)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lincoln National Corp.	2,800	$157,049	$8,767
Lockheed Martin Corp.	200	34,637	2,543
Lowe’s Cos., Inc.	1,900	134,589	(7,346)
LyondellBasell Industries NV	2,000	178,023	29,017
Macy’s, Inc.	900	57,412	3,311
ManpowerGroup, Inc.	3,325	265,611	31,577
Marathon Oil Corp.	1,250	36,110	(2,935)
Marathon Petroleum Corp.	3,800	182,444	16,334
Marvell Technology Group Ltd.	10,700	157,645	(16,565)
Masco Corp.	3,420	92,502	(1,291)
McGraw Hill Financial, Inc.	114	9,657	1,794
Medivation, Inc.	915	100,596	3,897
Merck & Co., Inc.	3,200	186,505	(4,329)
MetLife, Inc.	6,100	309,943	31,596
Micron Technology, Inc.	3,600	106,567	(38,743)
Microsoft Corp.	6,200	263,320	10,410
Molson Coors Brewing Co.	700	54,400	(5,533)
Mondelez International, Inc.	500	18,011	2,559
Monster Beverage Corp.	300	28,199	12,007
Moody’s Corp.	375	40,568	(83)
MSCI, Inc.	735	45,500	(261)
Murphy Oil Corp.	565	26,238	(2,751)
Murphy USA, Inc.	900	64,323	(14,085)
Nabors Industries Ltd.	9,300	122,667	11,532
NASDAQ OMX Group, Inc./The	700	29,086	5,081
National Oilwell Varco, Inc.	500	27,234	(3,094)
Navient Corp.	7,000	139,366	(11,896)
NetApp, Inc.	2,461	93,310	(15,641)
Newfield Exploration Co.	3,000	97,503	10,857
NIKE, Inc.	1,900	178,349	26,889
Nordstrom, Inc.	300	23,920	(1,570)
Norfolk Southern Corp.	100	10,851	(2,115)
Northrop Grumman Corp.	1,400	215,329	6,753
NVIDIA Corp.	2,500	49,296	979
Oil States International, Inc.	700	32,714	(6,653)
ON Semiconductor Corp.	11,100	122,434	7,325
Oracle Corp.	3,300	135,949	(2,959)
Orbital ATK, Inc.	500	35,581	1,099
Owens Corning	4,920	197,554	5,396
Parker-Hannifin Corp.	300	34,197	702
PepsiCo, Inc.	3,531	341,935	(12,352)
Pfizer, Inc.	3,000	94,679	5,911
PG&E Corp.	2,930	149,684	(5,821)
Philip Morris International, Inc.	162	13,841	(854)
Phillips 66	900	69,999	2,505

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Pilgrim’s Pride Corp.	2,600	$74,455	$(14,733)
Pinnacle West Capital Corp.	726	41,509	(207)
Pitney Bowes, Inc.	8,533	196,548	(18,976)
Procter & Gamble Co./The	1,838	151,408	(7,603)
PTC, Inc.	2,200	79,189	11,055
Public Service Enterprise Group, Inc.	6,959	284,329	(10,980)
PulteGroup, Inc.	1,300	23,728	2,467
QUALCOMM, Inc.	200	14,341	(1,815)
Quanta Services, Inc.	1,024	29,812	(301)
Quintiles Transnational Holdings, Inc.	640	40,828	5,642
Rackspace Hosting, Inc.	3,763	146,857	(6,911)
Ralph Lauren Corp.	1,100	153,106	(7,510)
Raytheon Co.	1,100	114,506	(9,258)
Regal Beloit Corp.	600	46,833	(3,279)
Reinsurance Group of America, Inc.	1,100	94,266	10,091
Rent-A-Center, Inc.	200	5,557	113
Republic Services, Inc.	801	32,374	(998)
Rite Aid Corp.	5,600	35,305	11,455
Robert Half International, Inc.	600	36,172	(2,872)
Rock-Tenn Co.	1,700	100,353	1,987
Rockwell Automation, Inc.	100	11,343	1,121
Ross Stores, Inc.	3,200	156,462	(910)
Santander Consumer USA Holdings, Inc.	1,573	37,365	2,856
Seagate Technology PLC	1,200	72,050	(15,050)
SEI Investments Co.	600	21,433	7,985
Skyworks Solutions, Inc.	1,300	87,265	48,065
SM Energy Co.	2,700	133,089	(8,565)
Snap-on, Inc.	100	11,781	4,144
SolarWinds, Inc.	573	28,550	(2,117)
Southwest Airlines Co.	4,700	202,936	(47,413)
Spirit AeroSystems Holdings, Inc.	5,382	268,589	28,013
SPX Corp.	400	35,967	(7,011)
St. Jude Medical, Inc.	200	13,489	1,125
Staples, Inc.	7,000	116,619	(9,449)
State Street Corp.	800	58,416	3,184
Steel Dynamics, Inc.	2,200	42,808	2,765
Stryker Corp.	219	20,669	261
Superior Energy Services, Inc.	1,200	26,059	(811)
SUPERVALU, Inc.	17,300	173,446	(33,489)
Symantec Corp.	5,700	136,234	(3,709)
Synopsys, Inc.	1,899	93,741	2,444
Target Corp.	3,011	241,100	4,688
TEGNA, Inc.	1,500	50,964	(2,859)
Teradyne, Inc.	3,400	66,731	(1,145)
Terex Corp.	5,400	144,159	(18,609)
Tesoro Corp.	200	17,536	(654)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Texas Instruments, Inc.	1,400	$79,336	$(7,222)
Thoratec Corp.	700	18,561	12,638
Time Warner, Inc.	500	38,812	4,893
Timken Co./The	1,000	40,483	(3,913)
TJX Cos., Inc./The	2,400	162,003	(3,195)
Travelers Cos., Inc./The	865	86,090	(2,479)
Trinity Industries, Inc.	2,200	68,065	(9,919)
Triumph Group, Inc.	100	5,929	670
Tyco International PLC	129	5,444	(481)
Tyson Foods, Inc.	300	12,348	441
UGI Corp.	400	13,665	115
Union Pacific Corp.	300	35,218	(6,607)
United Continental Holdings, Inc.	3,400	222,364	(42,130)
United States Steel Corp.	1,900	47,751	(8,573)
United Therapeutics Corp.	1,000	137,152	36,798
UnitedHealth Group, Inc.	2,500	288,471	16,529
Universal Health Services, Inc.	900	103,303	24,587
Unum Group	3,000	100,020	7,230
Urban Outfitters, Inc.	800	27,922	78
Valero Energy Corp.	6,200	359,566	28,554
Validus Holdings Ltd.	123	5,301	110
VCA, Inc.	200	7,855	3,026
VeriSign, Inc.	900	55,690	(142)
VF Corp.	1,400	106,169	(8,533)
Viacom, Inc.	1,035	70,800	(3,898)
Voya Financial, Inc.	900	38,797	3,026
WABCO Holdings, Inc.	200	17,272	7,472
Waddell & Reed Financial, Inc.	1,000	48,187	(877)
Walgreens Boots Alliance, Inc.	400	26,993	6,783
Wal-Mart Stores, Inc.	2,000	164,002	(22,142)
Waste Management, Inc.	779	38,079	(1,973)
Western Digital Corp.	1,610	156,767	(30,511)
Western Refining, Inc.	3,300	155,913	(11,967)
Westlake Chemical Corp.	500	33,099	1,196
Whirlpool Corp.	400	73,829	(4,609)
Whiting Petroleum Corp.	800	24,945	1,935
Williams-Sonoma, Inc.	300	23,102	1,579
WPX Energy, Inc.	1,323	18,754	(2,508)
Wyndham Worldwide Corp.	400	34,000	(1,236)
Xerox Corp.	5,145	66,506	(11,763)
Xilinx, Inc.	901	35,581	4,207
Yahoo!, Inc.	3,563	155,654	(15,663)
Zimmer Biomet Holdings, Inc.	600	66,384	(846)
Zoetis, Inc.	400	18,897	391

			305,014

Total of Long Equity Positions			310,744

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Canada
Restaurant Brands International, Inc.	(10,200)	$(397,637)	$7,895

Ireland
Alkermes PLC	(2,300)	(127,376)	(20,606)
Endo International PLC	(2,497)	(192,593)	(6,293)

			(26,899)

Netherlands
Core Laboratories NV	(2,000)	(240,709)	12,629
Sensata Technologies Holding NV	(7,500)	(405,372)	9,822

			22,451

Norway
Golar LNG Ltd.	(1,700)	(56,490)	(23,070)

Panama
Copa Holdings SA	(1,406)	(144,881)	28,760

Switzerland
Weatherford International PLC	(4,800)	(57,421)	(1,475)

United Kingdom
Aon PLC	(100)	(9,722)	(246)
Ensco PLC	(800)	(24,878)	7,062
Michael Kors Holdings Ltd.	(900)	(67,470)	29,589
Willis Group Holdings PLC	(2,800)	(123,739)	(7,581)

			28,824

United States
Advance Auto Parts, Inc.	(1,100)	(169,228)	(5,991)
AECOM	(7,700)	(235,605)	(19,111)
Air Lease Corp.	(1,000)	(36,345)	2,445
Akorn, Inc.	(3,091)	(149,519)	14,566
Albemarle Corp.	(1,018)	(64,994)	8,729
Alcoa, Inc.	(2,800)	(45,068)	13,848
Alexion Pharmaceuticals, Inc.	(270)	(44,921)	(3,887)
Align Technology, Inc.	(1,500)	(83,289)	(10,776)
Allegheny Technologies, Inc.	(4,300)	(140,180)	10,320
Allergan PLC	(500)	(136,789)	(14,941)
Alliance Data Systems Corp.	(1,300)	(368,369)	(11,153)
AMC Networks, Inc.	(300)	(19,373)	(5,182)
AMETEK, Inc.	(400)	(19,787)	(2,125)
Amphenol Corp.	(202)	(9,902)	(1,808)
Anadarko Petroleum Corp.	(74)	(6,223)	446
Antero Resources Corp.	(1,300)	(46,122)	1,480
Apache Corp.	(200)	(12,550)	1,024
ARRIS Group, Inc.	(4,193)	(140,814)	12,508

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Arthur J Gallagher & Co.	(1,000)	$(46,624)	$(676)
AT&T, Inc.	(300)	(10,443)	(213)
Avis Budget Group, Inc.	(900)	(53,570)	13,898
B/E Aerospace, Inc.	(1,105)	(67,646)	6,981
BorgWarner, Inc.	(4,057)	(244,304)	13,705
Brookdale Senior Living, Inc.	(8,643)	(311,128)	11,216
Brown-Forman Corp.	(529)	(48,265)	(4,731)
Cabela’s, Inc.	(2,400)	(136,810)	16,858
Cabot Oil & Gas Corp.	(5,100)	(147,423)	(13,431)
Campbell Soup Co.	(600)	(26,454)	(2,136)
CarMax, Inc.	(3,500)	(226,861)	(4,874)
CDK Global, Inc.	(953)	(44,273)	(7,170)
CenterPoint Energy, Inc.	(800)	(16,555)	1,331
CenturyLink, Inc.	(1,400)	(54,797)	13,665
CH Robinson Worldwide, Inc.	(100)	(6,496)	257
Charles River Laboratories International, Inc.	(592)	(41,688)	47
Charles Schwab Corp./The	(12,738)	(399,074)	(16,822)
Cheniere Energy, Inc.	(2,215)	(161,430)	8,019
Chipotle Mexican Grill, Inc.	(200)	(132,861)	11,863
Ciena Corp.	(5,720)	(110,618)	(24,832)
Cimarex Energy Co.	(500)	(56,462)	1,307
Citigroup, Inc.	(300)	(15,459)	(1,113)
Clean Harbors, Inc.	(4,200)	(220,663)	(5,045)
CME Group, Inc.	(100)	(9,367)	61
Cobalt International Energy, Inc.	(19,700)	(189,676)	(1,611)
Colfax Corp.	(2,600)	(126,117)	6,127
Concho Resources, Inc.	(1,300)	(149,996)	1,978
CONSOL Energy, Inc.	(6,883)	(204,957)	55,321
Constellation Brands, Inc.	(988)	(113,917)	(711)
Cooper Cos., Inc./The	(400)	(64,318)	(6,870)
CoStar Group, Inc.	(700)	(129,779)	(11,103)
Cree, Inc.	(300)	(10,499)	2,690
Crown Holdings, Inc.	(700)	(31,107)	(5,930)
Cullen/Frost Bankers, Inc.	(1,000)	(72,036)	(6,544)
Cypress Semiconductor Corp.	(5,600)	(84,222)	18,366
DaVita HealthCare Partners, Inc.	(1,500)	(112,366)	(6,839)
Discovery Communications, Inc.	(1,726)	(55,605)	(1,802)
DISH Network Corp.	(163)	(10,942)	(95)
Dominion Resources, Inc.	(2,600)	(187,868)	14,006
Dril-Quip, Inc.	(100)	(7,658)	133
Dunkin’ Brands Group, Inc.	(800)	(35,939)	(8,061)
E*TRADE Financial Corp.	(4,062)	(104,090)	(17,567)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Eagle Materials, Inc.	(700)	$(57,209)	$3,778
Ecolab, Inc.	(800)	(88,741)	(1,715)
Energen Corp.	(800)	(54,159)	(481)
Envision Healthcare Holdings Inc	(8,000)	(307,357)	(8,483)
EQT Corp.	(1,100)	(91,896)	2,422
Eversource Energy	(1,800)	(92,421)	10,683
Facebook, Inc.	(300)	(23,511)	(2,218)
Fastenal Co.	(2,600)	(112,324)	2,656
FEI Co.	(1,000)	(80,579)	(2,351)
First Horizon National Corp.	(2,400)	(30,301)	(7,307)
First Niagara Financial Group, Inc.	(26,800)	(233,220)	(19,772)
First Republic Bank	(1,500)	(80,017)	(14,528)
FirstEnergy Corp.	(2,100)	(74,981)	6,626
FleetCor Technologies, Inc.	(1,600)	(241,772)	(7,924)
FMC Corp.	(100)	(5,782)	527
FMC Technologies, Inc.	(800)	(34,401)	1,209
Forest City Enterprises, Inc.	(900)	(22,735)	2,845
Fortinet, Inc.	(1,700)	(56,493)	(13,768)
Fortune Brands Home & Security, Inc.	(1,100)	(47,995)	(2,407)
Freeport-McMoRan, Inc.	(4,500)	(87,536)	3,746
Frontier Communications Corp.	(35,000)	(269,248)	95,998
Genesee & Wyoming, Inc.	(2,000)	(184,858)	32,499
Gentex Corp.	(6,385)	(110,083)	5,242
Genworth Financial, Inc.	(2,147)	(17,727)	1,474
Hain Celestial Group, Inc./The	(2,100)	(123,527)	(14,779)
Halliburton Co.	(2,176)	(99,755)	6,035
Hasbro, Inc.	(500)	(27,632)	(9,763)
Helmerich & Payne, Inc.	(1,545)	(107,136)	(1,662)
Hershey Co./The	(500)	(52,568)	8,153
Hertz Global Holdings, Inc.	(9,400)	(207,251)	36,923
Hexcel Corp.	(1,385)	(64,140)	(4,750)
Hologic, Inc.	(1,000)	(24,347)	(13,713)
HomeAway, Inc.	(900)	(28,412)	404
Howard Hughes Corp./The	(700)	(107,609)	7,131
Huntsman Corp.	(3,500)	(76,662)	(583)
IDEXX Laboratories, Inc.	(2,598)	(168,635)	1,999
Illumina, Inc.	(753)	(144,461)	(19,965)
Incyte Corp.	(2,200)	(157,852)	(71,410)
IPG Photonics Corp.	(100)	(8,076)	(441)
ITC Holdings Corp.	(1,800)	(65,830)	7,906
Jarden Corp.	(2,050)	(102,577)	(3,511)
Jazz Pharmaceuticals PLC	(1,700)	(290,563)	(8,756)
JB Hunt Transport Services, Inc.	(700)	(56,214)	(1,249)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
JDS Uniphase Corp.	(14,900)	$(197,757)	$25,215
JetBlue Airways Corp.	(4,306)	(94,151)	4,759
Joy Global, Inc.	(132)	(5,280)	501
Kansas City Southern	(2,300)	(250,242)	40,482
KAR Auction Services, Inc.	(1,500)	(48,529)	(7,571)
Kate Spade & Co.	(6,709)	(220,306)	75,794
KB Home	(714)	(10,503)	(1,349)
Keurig Green Mountain, Inc.	(2,700)	(284,100)	77,199
Kinder Morgan, Inc.	(6,600)	(275,610)	22,236
KLX, Inc.	(3,412)	(147,776)	(2,796)
Las Vegas Sands Corp.	(299)	(17,367)	1,648
Lennar Corp.	(2,300)	(103,245)	(14,147)
Level 3 Communications, Inc.	(8,500)	(447,622)	(73)
LinkedIn Corp.	(700)	(163,192)	18,551
Lions Gate Entertainment Corp.	(2,700)	(83,960)	(16,075)
Loews Corp.	(4,519)	(186,414)	12,387
Louisiana-Pacific Corp.	(11,438)	(179,141)	(15,648)
Mallinckrodt PLC	(600)	(63,698)	(6,934)
Manitowoc Co., Inc./The	(700)	(14,898)	1,178
Martin Marietta Materials, Inc.	(1,600)	(190,550)	(35,866)
Mattel, Inc.	(729)	(19,609)	881
McKesson Corp.	(200)	(44,649)	(313)
MDU Resources Group, Inc.	(11,667)	(257,463)	29,607
MEDNAX, Inc.	(1,000)	(70,707)	(3,403)
MGM Resorts International	(6,800)	(146,360)	22,260
Motorola Solutions, Inc.	(800)	(51,705)	5,833
MRC Global, Inc.	(4,931)	(57,426)	(18,709)
MSC Industrial Direct Co., Inc.	(1,793)	(133,245)	8,148
National Fuel Gas Co.	(3,600)	(236,288)	24,284
Navistar International Corp.	(1,200)	(37,722)	10,566
NCR Corp.	(2,200)	(65,900)	(320)
Netflix, Inc.	(200)	(88,076)	(43,312)
NetSuite, Inc.	(2,600)	(250,361)	11,811
News Corp.	(355)	(5,541)	362
NextEra Energy, Inc.	(100)	(10,432)	629
Nielsen NV	(2,900)	(131,334)	1,501
NiSource, Inc.	(4,000)	(174,760)	(7,600)
Noble Energy, Inc.	(500)	(29,521)	8,181
Northern Trust Corp.	(1,700)	(116,207)	(13,775)
Norwegian Cruise Line Holdings Ltd.	(1,100)	(51,549)	(10,096)
NRG Energy, Inc.	(10,500)	(271,399)	31,160
Nuance Communications, Inc.	(900)	(13,061)	(2,698)
Nucor Corp.	(400)	(20,047)	2,419
NVR, Inc.	(10)	(13,360)	(40)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Occidental Petroleum Corp.	(938)	$(73,730)	$782
Oceaneering International, Inc.	(300)	(17,886)	3,909
OGE Energy Corp.	(3,500)	(113,223)	13,228
ONEOK, Inc.	(2,774)	(128,039)	18,522
Owens-Illinois, Inc.	(400)	(10,289)	1,113
PacWest Bancorp	(2,200)	(100,572)	(2,300)
Palo Alto Networks, Inc.	(2,700)	(361,545)	(110,145)
Pandora Media, Inc.	(7,800)	(133,547)	12,335
Patterson-UTI Energy, Inc.	(3,383)	(66,361)	2,710
PerkinElmer, Inc.	(3,818)	(185,515)	(15,464)
Polaris Industries, Inc.	(209)	(30,246)	(709)
Post Holdings, Inc.	(7,200)	(323,797)	(64,499)
Precision Castparts Corp.	(200)	(42,621)	2,647
Qorvo, Inc.	(1,418)	(109,475)	(4,348)
Quest Diagnostics, Inc.	(100)	(5,921)	(1,331)
Questar Corp.	(3,600)	(85,429)	10,153
Range Resources Corp.	(4,100)	(226,354)	23,896
Regeneron Pharmaceuticals, Inc.	(477)	(209,073)	(34,259)
Rice Energy, Inc.	(7,100)	(146,238)	(1,655)
Rockwell Collins, Inc.	(100)	(7,616)	(1,619)
Rowan Cos. PLC	(1,352)	(29,441)	900
Royal Caribbean Cruises Ltd.	(100)	(6,263)	(1,606)
salesforce.com, Inc.	(2,900)	(171,724)	(30,203)
SanDisk Corp.	(1,400)	(113,158)	31,650
SBA Communications Corp.	(3,400)	(403,153)	12,255
Schlumberger Ltd.	(400)	(33,085)	(1,391)
Scripps Networks Interactive, Inc.	(500)	(37,414)	4,729
Sealed Air Corp.	(3,300)	(131,358)	(38,196)
Seattle Genetics, Inc.	(664)	(26,690)	(5,448)
Sempra Energy	(300)	(32,977)	3,295
ServiceNow, Inc.	(1,600)	(108,052)	(10,844)
Signature Bank	(600)	(74,973)	(12,861)
Signet Jewelers Ltd.	(600)	(75,201)	(1,743)
Sirius XM Holdings, Inc.	(12,198)	(46,733)	1,235
Sirona Dental Systems, Inc.	(100)	(7,803)	(2,239)
Sotheby’s	(3,100)	(127,760)	(12,484)
Southwestern Energy Co.	(7,600)	(180,437)	7,689
Spectra Energy Corp.	(4,800)	(172,207)	15,727
Spirit Airlines, Inc.	(3,778)	(260,157)	25,543
Splunk, Inc.	(1,600)	(96,693)	(14,699)
Sprint Corp.	(47,000)	(232,622)	18,301
Sprouts Farmers Market, Inc.	(12,700)	(431,476)	88,830
Stericycle, Inc.	(3,200)	(429,358)	846
SunEdison, Inc.	(11,955)	(291,967)	(65,607)
SunPower Corp.	(171)	(5,522)	664

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SVB Financial Group	(200)	$(24,980)	$(3,816)
Synovus Financial Corp.	(1,200)	(29,276)	(7,708)
Tableau Software, Inc.	(600)	(58,385)	(10,795)
Targa Resources Corp.	(2,880)	(264,368)	7,414
Teekay Corp.	(5,300)	(246,427)	19,481
Tempur Sealy International, Inc.	(611)	(35,592)	(4,673)
Tenet Healthcare Corp.	(3,859)	(192,029)	(31,330)
Tesla Motors, Inc.	(1,099)	(220,849)	(73,969)
Tiffany & Co.	(700)	(63,456)	(804)
T-Mobile US, Inc.	(4,300)	(136,689)	(30,022)
Toll Brothers, Inc.	(2,400)	(79,459)	(12,197)
Towers Watson & Co.	(100)	(12,952)	372
TransDigm Group, Inc.	(352)	(70,462)	(8,622)
TreeHouse Foods, Inc.	(1,400)	(118,842)	5,400
Trimble Navigation Ltd.	(3,100)	(81,472)	8,746
TripAdvisor, Inc.	(300)	(25,083)	(1,059)
Twenty-First Century Fox, Inc.	(600)	(20,275)	747
Twitter, Inc.	(2,990)	(133,662)	25,364
Ultimate Software Group, Inc./The	(1,000)	(170,156)	5,816
Under Armour, Inc.	(1,424)	(106,473)	(12,346)
United Natural Foods, Inc.	(1,100)	(85,111)	15,063
United Rentals, Inc.	(1,800)	(167,243)	9,527
USG Corp.	(17,200)	(473,864)	(4,124)
Vantiv, Inc.	(2,100)	(72,807)	(7,392)
VeriFone Systems, Inc.	(3,200)	(112,332)	3,660
Verisk Analytics, Inc.	(400)	(27,414)	(1,690)
Verizon Communications, Inc.	(600)	(28,723)	757
Vertex Pharmaceuticals, Inc.	(607)	(74,805)	(148)
Visa, Inc.	(400)	(25,890)	(970)
Visteon Corp.	(1,300)	(131,789)	(4,685)
VMware, Inc.	(400)	(32,957)	(1,339)
Vulcan Materials Co.	(700)	(51,816)	(6,935)
Waste Connections, Inc.	(900)	(42,516)	108
WellCare Health Plans, Inc.	(1,520)	(121,373)	(7,568)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Wendy’s Co./The	(1,700)	$(13,559)	$(5,617)
WESCO International, Inc.	(200)	(15,275)	1,547
Western Union Co./The	(400)	(6,487)	(1,645)
WEX, Inc.	(800)	(82,103)	(9,073)
WhiteWave Foods Co./The	(400)	(16,430)	(3,122)
Whole Foods Market, Inc.	(129)	(5,819)	732
Williams Cos., Inc./The	(1,500)	(75,712)	(10,373)
Workday, Inc.	(2,300)	(200,478)	24,781
WR Grace & Co.	(200)	(19,811)	(249)
Wynn Resorts Ltd.	(1,446)	(186,884)	44,207
Yelp, Inc.	(2,971)	(149,304)	21,462
Zebra Technologies Corp.	(2,118)	(194,672)	(40,531)
Zillow Group, Inc.	(500)	(53,511)	10,141
Zions Bancorporation	(1,700)	(46,318)	(7,632)
Zynga, Inc.	(7,000)	(16,712)	(3,308)

			42,524

Total of Short Equity Positions			79,010

Total of Long and Short Equity Positions			389,754

Net Cash and Other Receivables/ (Payables) (b)			38,804

Swaps, at Value			$428,558

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Sterling Overnight Index Average plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	16-25 months maturity 10/12/2016	$217,673

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
DCC PLC	1,433	$98,887	$13,647

South Africa
Mondi PLC	2,292	40,513	8,832

United Kingdom
Amec Foster Wheeler PLC	2,890	36,868	249
Associated British Foods PLC	231	9,240	1,169
AstraZeneca PLC	1,709	122,592	(14,429)
Barratt Developments PLC	11,047	74,124	32,428
Berkeley Group Holdings PLC	1,568	58,975	23,422
BP PLC	17,057	120,722	(7,520)
BT Group PLC	20,610	134,263	11,684
Bunzl PLC	839	20,747	2,141
Capita PLC	775	14,715	344
Centrica PLC	6,591	30,323	(2,974)
Compass Group PLC	2,966	47,950	1,105
Direct Line Insurance Group PLC	3,735	20,675	(959)
Dixons Carphone PLC	1,731	12,268	41
DS Smith PLC	12,927	68,328	10,064
GKN PLC	9,698	45,290	5,662
GlaxoSmithKline PLC	1,263	27,759	(1,499)
Hikma Pharmaceuticals PLC	3,255	116,338	(17,465)
Howden Joinery Group PLC	10,872	84,518	3,728
Imperial Tobacco Group PLC	2,363	109,887	3,920
International Consolidated Airlines Group SA	6,112	54,620	(7,123)
Kingfisher PLC	14,036	78,199	(1,639)
Man Group PLC	97,763	302,552	(61,599)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
National Grid PLC	7,685	$111,694	$(12,782)
Next PLC	122	13,223	1,056
Pearson PLC	900	18,901	(1,860)
Persimmon PLC	6,837	170,930	41,194
Premier Oil PLC	24,651	67,110	(9,381)
Shire PLC	1,851	148,196	531
Sky PLC	1,026	14,381	2,330
Smith & Nephew PLC	2,913	53,610	(4,330)
Smiths Group PLC	1,974	35,779	(788)
SSE PLC	215	5,351	(164)
Tate & Lyle PLC	2,990	27,805	(3,394)
Taylor Wimpey PLC	96,311	235,254	45,615
Thomas Cook Group PLC	42,787	98,274	(6,303)
Travis Perkins PLC	748	18,869	5,905
Vedanta Resources PLC	11,810	101,666	(5,216)
Vodafone Group PLC	7,779	25,400	2,977
William Hill PLC	5,597	34,007	1,447
WPP PLC	3,895	94,695	(7,267)

			30,320

Total of Long Equity Positions			52,799

Short Positions

Common Stocks
Switzerland
Coca-Cola HBC AG	(406)	(8,542)	(171)
Glencore PLC	(17,704)	(86,877)	15,881

			15,710

United Kingdom
Aberdeen Asset Management PLC	(9,901)	(67,622)	4,820
Admiral Group PLC	(9,748)	(228,917)	16,505
Aggreko PLC	(4,248)	(107,173)	11,222
Anglo American PLC	(2,715)	(43,001)	3,779
Antofagasta PLC	(17,579)	(204,208)	13,936
ARM Holdings PLC	(7,570)	(124,302)	427
ASOS PLC	(2,007)	(117,993)	(4,368)
British American Tobacco PLC	(3,287)	(186,692)	9,712

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Burberry Group PLC	(2,277)	$(63,248)	$7,073
Cobham PLC	(21,256)	(101,915)	14,127
Diageo PLC	(1,721)	(47,996)	(1,843)
Drax Group PLC	(1,938)	(15,905)	5,305
easyJet PLC	(2,233)	(60,542)	6,261
Experian PLC	(2,642)	(45,639)	(2,414)
Hargreaves Lansdown PLC	(21,946)	(379,375)	(18,243)
Inmarsat PLC	(5,010)	(64,838)	(7,184)
Intertek Group PLC	(2,674)	(106,897)	4,081
Ladbrokes PLC	(92,970)	(156,336)	(33,247)
Legal & General Group PLC	(1,306)	(5,619)	512
Lloyds Banking Group PLC	(21,448)	(26,737)	(2,050)
Marks & Spencer Group PLC	(5,827)	(42,447)	(6,710)
Meggitt PLC	(6,251)	(49,153)	3,379
Old Mutual PLC	(1,860)	(6,582)	695
Petrofac Ltd.	(7,776)	(118,858)	5,712
Prudential PLC	(218)	(5,604)	350
Rolls-Royce Holdings PLC	(7,091)	(114,502)	17,644
Royal Bank of Scotland Group PLC	(2,522)	(14,537)	592
RSA Insurance Group PLC	(21,204)	(148,087)	15,863

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Serco Group PLC	(71,179)	$(185,562)	$53,569
Spectris PLC	(1,147)	(38,853)	851
Sports Direct International PLC	(4,738)	(53,155)	(266)
St. James’s Place PLC	(2,968)	(43,373)	1,170
Standard Chartered PLC	(1,711)	(29,485)	2,085
Standard Life PLC	(6,479)	(49,179)	4,000
Tesco PLC	(55,387)	(181,085)	(3,452)
Weir Group PLC/The	(4,141)	(117,424)	7,057

			130,950

Total of Short Equity Positions			146,660

Total of Long and Short Equity Positions			199,459

Net Cash and Other Receivables/ (Payables) (b)			18,214

Swaps, at Value			$217,673

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	16-25 months maturity 10/14/2016	$210,530

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
ABC-Mart, Inc.	100	$5,891	$230
Ajinomoto Co., Inc.	5,000	105,194	2,933
Aozora Bank Ltd.	15,000	56,412	183
Asahi Kasei Corp.	7,000	60,496	(3,078)
Astellas Pharma, Inc.	3,000	43,890	(1,153)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Bandai Namco Holdings, Inc.	5,300	$109,304	$(6,884)
Bank of Yokohama Ltd./The	12,000	68,712	4,776
Bridgestone Corp.	300	11,001	88
Calbee, Inc.	1,500	51,672	11,520

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Central Japan Railway Co.	700	$102,252	$24,066
Chiba Bank Ltd./The	8,000	58,723	2,196
Chugai Pharmaceutical Co., Ltd.	900	24,136	6,908
Citizen Holdings Co., Ltd.	6,300	34,706	9,247
Dai Nippon Printing Co., Ltd.	2,000	19,889	749
Daicel Corp.	13,100	148,495	19,607
Dai-ichi Life Insurance Co., Ltd./The	5,400	77,779	28,264
Disco Corp.	900	79,475	(5,073)
Don Quijote Holdings Co., Ltd.	1,400	56,427	3,142
Fuji Electric Co., Ltd.	14,000	57,831	2,382
Fuji Heavy Industries Ltd.	8,100	262,621	35,222
FUJIFILM Holdings Corp.	1,700	53,512	7,157
Fujitsu Ltd.	14,000	84,403	(6,180)
Fukuoka Financial Group, Inc.	5,000	21,162	4,754
Gree, Inc.	2,200	13,531	(683)
Hitachi Chemical Co., Ltd.	800	14,532	(123)
Hitachi High-Technologies Corp.	2,400	60,208	7,260
Hitachi Metals Ltd.	6,000	90,425	1,816
Hoya Corp.	6,500	238,045	22,278
Ibiden Co., Ltd	1,000	13,932	2,979
Isuzu Motors Ltd.	7,800	98,816	3,516
ITOCHU Corp.	5,400	60,265	11,054
Japan Airlines Co., Ltd.	10,200	314,468	40,996
JSR Corp.	6,200	107,341	2,110
JTEKT Corp.	3,100	45,074	13,548
Kajima Corp.	17,000	72,673	7,173
Kao Corp.	300	10,229	3,723
Keisei Electric Railway Co., Ltd.	1,000	13,275	(1,386)
Kobe Steel Ltd.	44,000	81,865	(7,839)
Koito Manufacturing Co., Ltd.	1,600	54,072	8,228
Konami Corp.	900	16,452	277
Konica Minolta, Inc.	2,000	19,027	4,283
Kurita Water Industries Ltd.	1,500	34,567	374
Lawson, Inc.	100	6,396	447
Mabuchi Motor Co., Ltd.	1,000	39,815	23,438
Marubeni Corp.	900	5,202	(37)
Mazda Motor Corp.	7,000	139,360	(2,378)
MEIJI Holdings Co., Ltd.	100	6,988	5,915
Mitsubishi Chemical Holdings Corp.	5,100	26,080	5,982
Mitsubishi Electric Corp.	16,000	180,933	25,670
Mitsubishi Motors Corp.	9,700	87,412	(4,922)
Mitsubishi Tanabe Pharma Corp.	2,200	35,287	(2,327)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi UFJ Financial Group., Inc.	10,200	$73,923	$(539)
Mitsui & Co., Ltd.	3,300	43,690	1,145
Mixi, Inc.	400	17,663	2,182
Mizuho Financial Group, Inc.	2,600	4,627	999
MS&AD Insurance Group Holdings, Inc.	1,100	34,276	(35)
Murata Manufacturing Co., Ltd.	400	56,524	13,282
Nippon Express Co., Ltd.	19,000	104,860	(11,504)
Nippon Shokubai Co., Ltd.	7,000	97,562	(1,809)
Nippon Steel & Sumitomo Metal Corp.	8,000	17,231	3,512
Nippon Telegraph & Telephone Corp.	2,800	88,527	12,877
Nissin Foods Holdings Co., Ltd.	100	5,389	(1,007)
Nitori Holdings Co., Ltd.	400	21,593	11,019
Nitto Denko Corp.	500	30,000	11,061
NOK Corp.	7,200	217,758	5,325
Nomura Research Institute Ltd.	1,100	42,338	676
NTT DOCOMO, Inc.	300	5,632	128
Omron Corp.	1,500	62,008	3,149
Oriental Land Co., Ltd.	200	15,186	(2,429)
Osaka Gas Co., Ltd.	4,000	15,330	457
Otsuka Corp.	3,100	122,170	22,543
Otsuka Holdings Co., Ltd.	3,000	94,347	1,243
Panasonic Corp.	13,900	155,229	35,148
Park24 Co., Ltd.	1,400	25,030	(1,062)
Recruit Holdings Co., Ltd.	3,000	95,333	(3,850)
Resona Holdings, Inc.	5,700	29,181	1,907
Rohm Co., Ltd.	1,800	98,006	22,592
Santen Pharmaceutical Co., Ltd.	9,500	127,148	7,265
Secom Co., Ltd.	300	15,222	4,268
Sekisui Chemical Co., Ltd.	9,000	110,080	405
Seven & i Holdings Co., Ltd.	400	16,553	618
Seven Bank Ltd.	1,800	6,186	2,146
Shimadzu Corp.	3,000	29,926	10,790
Shimamura Co., Ltd.	1,500	141,929	15,555
Shimizu Corp.	7,000	46,935	11,974
Shin-Etsu Chemical Co., Ltd.	200	13,375	(972)
Shionogi & Co., Ltd.	500	9,883	9,494
Sojitz Corp.	46,000	76,886	34,832
Sony Corp.	3,600	95,333	6,895
Sony Financial Holdings, Inc.	1,300	22,294	468

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sumitomo Heavy Industries Ltd.	28,000	$171,107	$(8,025)
Sumitomo Metal Mining Co., Ltd.	1,000	11,873	3,336
Sumitomo Mitsui Financial Group, Inc.	1,400	63,110	(784)
Sumitomo Rubber Industries Ltd.	6,700	115,989	(12,204)
Suruga Bank Ltd.	1,200	24,498	1,208
Suzuki Motor Corp.	2,300	61,557	16,066
T&D Holdings, Inc.	2,800	37,459	4,282
Taiheiyo Cement Corp.	4,000	12,881	(1,184)
Taisei Corp.	8,000	38,004	7,924
TDK Corp.	2,000	132,418	20,727
THK Co., Ltd.	500	11,882	(1,092)
Tohoku Electric Power Co., Inc.	17,300	198,114	36,119
Tokio Marine Holdings, Inc.	1,600	64,223	2,320
Tokyo Electric Power Co, Inc.	29,700	110,353	51,450
Tokyo Gas Co., Ltd.	9,000	42,978	4,800
Toppan Printing Co., Ltd.	4,000	32,166	1,274
Trend Micro, Inc.	600	20,117	407
West Japan Railway Co.	900	35,297	22,284
Yamaha Corp.	2,100	38,464	3,861
Yamaha Motor Co., Ltd.	4,700	91,494	11,199

			707,144

Total of Long Equity Positions			707,144

Short Positions

Common Stocks
Japan
Advantest Corp.	(7,700)	(91,265)	11,204
Aeon Co., Ltd.	(7,700)	(70,853)	(38,410)
AEON Financial Service Co., Ltd.	(4,700)	(89,172)	(41,228)
Brother Industries Ltd.	(2,000)	(32,443)	4,150
Chiyoda Corp.	(25,000)	(213,615)	(7,658)
Credit Saison Co., Ltd.	(5,800)	(105,954)	(18,228)
Daikin Industries Ltd.	(3,700)	(250,176)	(15,811)
Daiwa House Industry Co., Ltd.	(4,200)	(80,611)	(17,241)
Daiwa Securities Group, Inc.	(4,000)	(30,291)	368
Denso Corp.	(700)	(27,298)	(7,529)
Dentsu, Inc.	(200)	(7,662)	(2,684)
Eisai Co., Ltd.	(1,500)	(70,195)	(30,372)
Fast Retailing Co., Ltd.	(400)	(133,413)	(47,975)
GS Yuasa Corp.	(9,000)	(42,916)	7,575
Hamamatsu Photonics KK	(900)	(27,340)	801
Hirose Electric Co., Ltd.	(300)	(40,794)	(2,190)
Hitachi Construction Machinery Co., Ltd.	(700)	(11,468)	(786)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hitachi Ltd.	(1,000)	$(6,410)	$(177)
Hokkaido Electric Power Co., Inc.	(2,700)	(16,883)	(13,747)
Honda Motor Co., Ltd.	(2,600)	(83,927)	(104)
IHI Corp.	(47,000)	(211,682)	(7,159)
Isetan Mitsukoshi Holdings Ltd.	(9,500)	(126,348)	(43,376)
J Front Retailing Co., Ltd.	(13,700)	(211,584)	(46,267)
Japan Display, Inc.	(29,600)	(105,988)	(5,740)
JFE Holdings, Inc.	(800)	(17,400)	(325)
JGC Corp.	(4,000)	(79,804)	4,296
Kakaku.com, Inc.	(6,700)	(100,265)	3,325
Kansai Electric Power Co., Inc./The	(6,100)	(56,143)	(11,387)
Kintetsu Group Holdings Co., Ltd.	(30,000)	(100,920)	(1,242)
Komatsu Ltd.	(600)	(11,980)	(58)
Kubota Corp.	(4,000)	(61,226)	(2,200)
Kyocera Corp.	(1,800)	(96,263)	2,676
Kyushu Electric Power Co., Inc.	(36,800)	(374,415)	(52,241)
LIXIL Group Corp.	(6,900)	(154,598)	17,732
Makita Corp.	(500)	(28,282)	1,203
Marui Group Co., Ltd.	(27,600)	(285,024)	(87,868)
Minebea Co., Ltd.	(6,000)	(103,109)	4,059
Mitsui OSK Lines Ltd.	(15,000)	(44,679)	(3,336)
NGK Spark Plug Co., Ltd.	(4,800)	(138,061)	5,129
Nidec Corp.	(1,000)	(64,470)	(10,368)
Nintendo Co., Ltd.	(500)	(72,634)	(10,780)
Nippon Paint Holdings Co., Ltd.	(1,700)	(58,426)	10,519
Nissan Motor Co., Ltd.	(2,700)	(21,963)	(6,244)
Nomura Holdings, Inc.	(2,400)	(13,653)	(2,552)
Obayashi Corp.	(4,000)	(24,076)	(5,093)
Olympus Corp.	(2,900)	(97,641)	(2,481)
Ono Pharmaceutical Co., Ltd.	(700)	(64,985)	(11,417)
Rakuten, Inc.	(13,100)	(184,372)	(27,116)
Ricoh Co., Ltd.	(28,800)	(293,379)	(4,959)
Sega Sammy Holdings, Inc.	(6,900)	(91,095)	875
Seibu Holdings, Inc.	(8,000)	(191,588)	6,329
Seiko Epson Corp.	(4,400)	(77,936)	(34)
Shimano, Inc.	(500)	(69,972)	1,742
Shiseido Co., Ltd.	(4,000)	(85,373)	(5,352)
Showa Shell Sekiyu KK	(1,800)	(17,409)	1,682
Softbank Corp.	(1,300)	(76,304)	(269)
Stanley Electric Co., Ltd.	(3,700)	(85,463)	8,403
Sumco Corp.	(18,700)	(281,506)	47,625
Sumitomo Dainippon Pharma Co., Ltd.	(500)	(5,493)	(17)
Sumitomo Mitsui Trust Holdings, Inc.	(5,000)	(20,633)	(2,240)
Suntory Beverage & Food Ltd.	(3,600)	(152,726)	9,407
Sysmex Corp.	(200)	(10,963)	(948)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Fnuds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Taiyo Nippon Sanso Corp.	(3,200)	$(37,920)	$(806)
Terumo Corp.	(2,500)	(57,635)	(2,315)
Toray Industries, Inc.	(1,000)	(7,694)	(758)
Toshiba Corp.	(53,000)	(192,780)	11,028
TOTO Ltd.	(2,000)	(32,297)	(3,751)
Toyota Industries Corp.	(1,600)	(88,435)	(2,679)
Toyota Motor Corp.	(1,100)	(67,237)	(6,372)
Unicharm Corp.	(6,100)	(146,865)	1,962
Yahoo Japan Corp.	(32,300)	(112,602)	(17,762)
Yakult Honsha Co., Ltd.	(2,800)	(152,103)	(13,740)
Yamato Holdings Co., Ltd.	(5,300)	(114,211)	11,732
Yaskawa Electric Corp.	(10,000)	(118,769)	(9,136)
Yokogawa Electric Corp.	(6,300)	(65,115)	(16,024)
Yokohama Rubber Co., Ltd./The	(500)	(7,589)	(2,443)

			(497,173)

Total of Short Equity Positions			(497,173)

Total of Long and Short Equity Positions			209,971

Net Cash and Other Receivables/ (Payables) (b)			559

Swaps, at Value			$210,530

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Hong Kong Overnight Index Average plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	17-25 months maturity 10/14/2016	$118,408

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Hong Kong
Bank of East Asia Ltd./The	4,800	$19,478	$1,492
BOC Hong Kong Holdings Ltd.	12,500	46,953	5,073
Cheung Kong Property Holdings Ltd.	4,000	26	33,155
CK Hutchison Holdings Ltd.	16,000	241,227	(5,995)
CLP Holdings Ltd.	14,000	122,085	(3,098)
Hang Lung Properties Ltd.	33,000	95,340	2,733
Hang Seng Bank Ltd.	900	17,373	205
Henderson Land Development Co., Ltd.	15,400	102,106	3,168
Kerry Properties Ltd.	25,500	91,605	8,350
Li & Fung Ltd.	96,000	93,479	(17,373)
MTR Corp. Ltd.	19,000	80,634	7,765
New World Development Co., Ltd.	54,817	67,367	4,260
Power Assets Holdings Ltd.	12,000	113,705	(4,296)
Sino Land Co., Ltd.	54,000	87,583	2,550
Swire Pacific Ltd.	500	6,458	(180)
WH Group Ltd.	132,000	88,798	1,042

			38,851

Total of Long Equity Positions			38,851

Short Positions

Common Stocks
Hong Kong
AIA Group Ltd.	(24,600)	(154,209)	(6,642)
Cathay Pacific Airways Ltd.	(29,000)	(71,744)	493
Galaxy Entertainment Group Ltd.	(26,000)	(122,457)	19,004
HKT Trust & HKT Ltd.	(63,000)	(79,867)	5,836

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Hong Kong & China Gas Co., Ltd.	(190,300)	$(390,997)	$(7,749)
MGM China Holdings Ltd.	(58,800)	(113,246)	17,233
Sands China Ltd.	(10,400)	(40,918)	5,966
Sun Hung Kai Properties Ltd.	(1,000)	(14,280)	(1,903)
Swire Properties Ltd.	(41,000)	(130,098)	(671)
Techtronic Industries Co., Ltd.	(28,000)	(95,249)	3,699
Wynn Macau Ltd.	(64,400)	(152,594)	45,286

			80,552

United States
Samsonite International SA	(28,500)	(97,605)	(793)

Total of Short Equity Positions			79,759

Total of Long and Short Equity Positions			118,610

Net Cash and Other Receivables/ (Payables) (b)			(202)

Swaps, at Value			$118,408

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Euro Overnight Index Average plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	16-25 months maturity 10/12/2016	$80,129

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Accor SA	377	$13,832	$5,248
Atos SE	669	47,856	2,134
Cie Generale des Etablissements Michelin	239	22,360	2,788
Eiffage SA	1,923	113,583	(6,506)
Eutelsat Communications SA	906	29,436	(169)
GDF Suez	485	10,358	(1,328)
Iliad SA	78	13,245	4,097
Lagardere SCA	1,519	43,672	775
Orange SA	7,396	114,673	(373)
Peugeot SA	12,963	217,968	49,353
Sanofi	1,332	123,354	8,421
SCOR SE	150	4,081	1,224
SES SA	2,472	89,236	(6,132)
Sodexo SA	145	11,683	2,121
Thales SA	92	5,360	199
Total SA	1,480	78,951	(6,356)
Vivendi SA	2,211	54,234	1,830

			57,326

Total of Long Equity Positions			57,326

Short Positions

Common Stocks
France
Airbus Group SE	(108)	(5,884)	(1,151)
Arkema SA	(534)	(39,377)	775
Bollore SA	(6,414)	(35,892)	1,581
Bouygues SA	(1,573)	(55,947)	(3,189)
Carrefour SA	(3,023)	(98,491)	1,351
Casino Guichard Perrachon SA	(1,028)	(84,882)	6,854
Edenred	(365)	(7,995)	(1,023)
Essilor International SA	(536)	(49,444)	(14,769)
LVMH Moet Hennessy Louis Vuitton SE	(163)	(22,596)	(6,062)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Renault SA	(953)	$(97,195)	$(2,725)
Suez Environnement Co.	(3,556)	(67,264)	877
Technip SA	(729)	(47,894)	2,715
Vallourec SA	(4,277)	(114,624)	27,246
Veolia Environnement SA	(392)	(5,803)	(2,223)
Zodiac Aerospace	(6,128)	(218,803)	19,190

			29,447

Total of Short Equity Positions			29,447

Total of Long and Short Equity Positions			86,773

Net Cash and Other Receivables/ (Payables) (b)			(6,644)

Swaps, at Value			$80,129

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (NOTE 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Reserve Bank of Australia Cash rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	17-25 months maturity 10/13/2016	$190,524

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Alumina Ltd.	35,359	$47,845	$(6,224)
Amcor Ltd.	4,126	40,771	2,830
Aurizon Holdings Ltd.	5,156	17,811	2,557
BlueScope Steel Ltd.	15,536	47,868	(12,015)
Boral Ltd.	32,651	146,544	544
Caltex Australia Ltd.	3,780	98,354	(5,562)
Coca-Cola Amatil Ltd.	2,078	13,869	789
Echo Entertainment Group Ltd.	79,725	277,777	(10,148)
Incitec Pivot Ltd.	3,305	7,122	2,677
Lend Lease Group	2,116	27,824	(3,358)
Macquarie Group Ltd.	782	34,173	14,824
Newcrest Mining Ltd.	11,314	122,321	(8,399)
Qantas Airways Ltd.	74,946	152,565	29,552
Sonic Healthcare Ltd.	427	5,652	1,379
Tabcorp Holdings Ltd.	13,571	49,472	(1,902)
Telstra Corp. Ltd.	21,275	96,889	3,796
Woodside Petroleum Ltd.	8,139	222,399	(7,638)
WorleyParsons Ltd.	3,304	25,995	532

			4,234

Total of Long Equity Positions			4,234

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Australia
Brambles Ltd.	(6,064)	$(54,464)	$4,996
Crown Resorts Ltd.	(10,268)	(108,888)	12,410
Iluka Resources Ltd.	(6,749)	(36,118)	(3,794)
Origin Energy Ltd.	(539)	(5,254)	279
QBE Insurance Group Ltd.	(7,910)	(74,948)	(8,345)
Seek Ltd.	(69,275)	(918,895)	168,181

			$173,727

Total of Short Equity Positions			173,727

Total of Long and Short Equity Positions			177,961

Net Cash and Other Receivables/ (Payables) (b)			12,563

Swaps, at Value			$190,524

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$179,998	$179,998

J.P. Morgan
Cash	—	35,968	35,968

Morgan Stanley Capital Services, Inc.
Cash	4,510,000	—	4,510,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

MONEY MARKET FUNDS - 47.0%	SHARES	VALUE (Note 5)
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a) ^	49,890,655	$49,890,655
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b) ^	880,000	880,000

TOTAL MONEY MARKET FUNDS (cost $50,770,655)		50,770,655

SHORT-TERM INVESTMENTS - 46.4%	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.083%, 11/19/2015 (c) ^	$11,839	11,837,721
U.S. Treasury Bill, 0.083%, 11/19/2015 (c)(d)	38,288	38,283,865

TOTAL SHORT-TERM INVESTMENTS (cost $50,110,703)		50,121,586

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 93.4% (cost $100,881,358)		100,892,241

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6% (e)		7,138,363

NET ASSETS - 100.0%		$108,030,604

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	A portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Interest rate swap contracts outstanding as of June 30, 2015:

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
Credit Suisse International	2.000%	(1)	AUD	3,060,000	$8,833	09/07/2017	$1,533
Credit Suisse International	2.000%	(1)	AUD	12,435,000	24,010	09/07/2017	18,116
Credit Suisse International	2.000%	(1)	AUD	2,650,000	7,685	09/07/2017	1,293
Credit Suisse International	2.000%	(1)	AUD	2,650,000	8,650	09/07/2017	328
Credit Suisse International	2.000%	(1)	AUD	12,435,000	23,993	09/07/2017	18,133
Credit Suisse International	2.000%	(1)	AUD	2,660,000	8,742	09/07/2017	270
Credit Suisse International	2.000%	(1)	AUD	3,140,000	10,709	09/07/2017	(71)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	2.000%	AUD	7,280,000	(16,134)	09/07/2017	(8,529)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	2.000%	AUD	25,800,000	(86,902)	09/07/2017	(502)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	2.000%	AUD	2,380,000	(7,592)	09/07/2017	(471)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	2.000%	AUD	7,640,000	(963)	09/07/2017	(24,919)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	2.000%	AUD	7,010,000	$(1,650)	09/07/2017	$(22,098)
Credit Suisse International	3.000%	(2)	AUD	1,760,000	(25,154)	09/11/2025	71,784
Credit Suisse International	3.000%	(2)	AUD	1,670,000	(561)	09/11/2025	44,807
Credit Suisse International	3.000%	(2)	AUD	1,700,000	(8,703)	09/11/2025	53,744
Credit Suisse International	3.000%	(2)	AUD	1,570,000	(19,650)	09/11/2025	61,247
Credit Suisse International	3.000%	(2)	AUD	5,920,000	71,116	09/11/2025	85,732
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	640,000	(11,491)	09/11/2025	(5,466)
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	680,000	(10,977)	09/11/2025	(7,039)
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	620,000	(15,025)	09/11/2025	(1,402)
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	2,830,000	21,519	09/11/2025	(96,499)
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	600,000	(10,917)	09/11/2025	(4,980)
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	1,170,000	(6,422)	09/11/2025	(24,577)
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.000%	AUD	2,830,000	21,534	09/11/2025	(96,514)
Credit Suisse International	6 Month Australian Bank-Bill Reference Rate	3.500%	AUD	630,000	1,542	09/11/2025	2,836
Credit Suisse International	1.000%	(3)	CAD	9,680,000	(11,171)	09/18/2017	(187)
Credit Suisse International	1.000%	(4)	CAD	1,290,000	(1,691)	09/18/2017	177
Credit Suisse International	1.000%	(4)	CAD	320,000	(615)	09/18/2017	240
Credit Suisse International	1.000%	(4)	CAD	6,320,000	15,022	09/18/2017	(22,438)
Credit Suisse International	1.000%	(4)	CAD	2,480,000	3,312	09/18/2017	(6,222)
Credit Suisse International	1.000%	(4)	CAD	680,000	1,433	09/18/2017	(2,231)
Credit Suisse International	1.000%	(4)	CAD	1,300,000	(1,529)	09/18/2017	4
Credit Suisse International	2.000%	(3)	CAD	1,450,000	7,238	09/15/2025	16,839
Credit Suisse International	2.000%	(3)	CAD	1,450,000	7,471	09/15/2025	16,606
Credit Suisse International	3 Month Canadian Bankers’ Acceptance Rate	2.000%	CAD	570,000	(13,186)	09/15/2025	3,721
Credit Suisse International	3 Month Canadian Bankers’ Acceptance Rate	2.000%	CAD	270,000	1,846	09/15/2025	(6,329)
Credit Suisse International	3 Month Canadian Bankers’ Acceptance Rate	2.000%	CAD	1,420,000	(45,483)	09/15/2025	21,904
Credit Suisse International	3 Month Canadian Bankers’ Acceptance Rate	2.000%	CAD	280,000	2,267	09/15/2025	(6,916)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	3 Month Canadian Bankers’ Acceptance Rate	2.000%	CAD	70,000	$668	09/15/2025	$(1,830)
Credit Suisse International	3 Month Canadian Bankers’ Acceptance Rate	2.000%	CAD	150,000	(2,801)	09/15/2025	310
Credit Suisse International	3 Month London Interbank Offered Rate	1.000%	CAD	6,640,000	(1,499)	09/18/2017	9,290
Credit Suisse International	3 Month London Interbank Offered Rate	1.000%	CAD	6,630,000	(1,153)	09/18/2017	8,933
Credit Suisse International	3 Month London Interbank Offered Rate	2.000%	CAD	2,130,000	6,552	09/15/2025	(41,920)
Credit Suisse International	0.250%	(6)	CHF	1,970,000	27,026	09/17/2025	14,484
Credit Suisse International	0.250%	(6)	CHF	470,000	3,274	09/17/2025	6,630
Credit Suisse International	0.250%	(6)	CHF	610,000	(4,564)	09/17/2025	17,418
Credit Suisse International	0.250%	(6)	CHF	380,000	6,484	09/17/2025	1,524
Credit Suisse International	0.250%	(6)	CHF	430,000	4,685	09/17/2025	4,376
Credit Suisse International	0.250%	(6)	CHF	5,020,000	32,085	09/17/2025	73,693
Credit Suisse International	0.250%	(6)	CHF	10,740,000	174,909	09/17/2025	51,397
Credit Suisse International	0.250%	(6)	CHF	5,020,000	31,902	09/17/2025	73,877
Credit Suisse International	0.250%	(6)	CHF	1,720,000	24,239	09/17/2025	12,004
Credit Suisse International	0.500%	(6)	CHF	3,000,000	(6,248)	09/20/2017	(8,809)
Credit Suisse International	0.500%	(6)	CHF	380,000	(2,789)	09/17/2025	259
Credit Suisse International	0.500%	(6)	CHF	2,840,000	154	09/17/2025	(19,065)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	CHF	1,870,000	5,333	09/20/2017	4,053
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	CHF	52,280,000	78,784	09/20/2017	183,614
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	CHF	1,830,000	2,596	09/20/2017	6,589
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	CHF	3,990,000	14,397	09/20/2017	5,630
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	CHF	2,390,000	13,521	09/20/2017	(1,526)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	CHF	9,790,000	33,994	09/20/2017	15,143
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	CHF	9,190,000	20,161	09/20/2017	25,964
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	CHF	12,880,000	18,359	09/20/2017	46,287
Credit Suisse International	6 Month London Interbank Offered Rate	0.750%	CHF	24,240,000	(102,529)	09/20/2017	90,922
Credit Suisse International	6 Month London Interbank Offered Rate	0.750%	CHF	24,240,000	(103,635)	09/20/2017	92,028

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	0.500%	(5)	EUR	3,010,000	$(24,666)	09/20/2017	$1,445
Credit Suisse International	0.500%	(5)	EUR	380,000	(2,633)	09/20/2017	(299)
Credit Suisse International	0.500%	(5)	EUR	5,240,000	(42,968)	09/20/2017	2,543
Credit Suisse International	0.500%	(5)	EUR	86,410,000	(740,716)	09/20/2017	74,084
Credit Suisse International	0.500%	(5)	EUR	3,330,000	(24,960)	09/20/2017	(730)
Credit Suisse International	0.500%	(5)	EUR	1,790,000	(12,790)	09/20/2017	(1,019)
Credit Suisse International	0.500%	(5)	EUR	4,280,000	(35,791)	09/20/2017	2,772
Credit Suisse International	0.500%	(5)	EUR	1,800,000	(15,680)	09/20/2017	1,793
Credit Suisse International	0.500%	(5)	EUR	2,790,000	(27,407)	09/20/2017	5,883
Credit Suisse International	0.500%	(5)	EUR	370,000	(2,434)	09/20/2017	(420)
Credit Suisse International	0.500%	(5)	EUR	34,110,000	(248,962)	09/20/2017	(14,188)
Credit Suisse International	1.000%	(5)	EUR	1,040,000	24,438	09/17/2025	(1,067)
Credit Suisse International	1.000%	(5)	EUR	5,400,000	239,800	09/17/2025	(118,448)
Credit Suisse International	6 Month Euro Interbank Offered Rate	0.500%	EUR	18,080,000	(771,495)	09/17/2025	(631,373)
Credit Suisse International	6 Month Euro Interbank Offered Rate	0.500%	EUR	520,000	(22,949)	09/17/2025	(17,399)
Credit Suisse International	6 Month Euro Interbank Offered Rate	0.500%	EUR	4,160,000	26,454	09/20/2017	5,640
Credit Suisse International	6 Month Euro Interbank Offered Rate	0.500%	EUR	30,100,000	242,495	09/20/2017	(10,281)
Credit Suisse International	6 Month Euro Interbank Offered Rate	0.500%	EUR	380,000	(1,778)	09/17/2025	(27,707)
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	7,070,000	255,805	09/17/2025	(414,687)
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	520,000	290	09/17/2025	(11,976)
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	770,000	4,392	09/17/2025	(21,695)
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	380,000	(251)	09/17/2025	(8,289)
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	550,000	(15,629)	09/17/2025	3,269
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	380,000	(238)	09/17/2025	(8,302)
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	1,070,000	38,336	09/17/2025	(62,382)
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	380,000	(1,972)	09/17/2025	(6,568)
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.000%	EUR	900,000	23,666	09/17/2025	(43,891)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	2.000%	(6)	GBP	310,000	$5,652	09/17/2025	$2,236
Credit Suisse International	2.000%	(6)	GBP	290,000	3,739	09/17/2025	3,640
Credit Suisse International	2.000%	(6)	GBP	290,000	5,025	09/17/2025	2,354
Credit Suisse International	2.000%	(6)	GBP	6,430,000	38,192	09/17/2025	125,424
Credit Suisse International	2.000%	(6)	GBP	480,000	18,599	09/17/2025	(6,385)
Credit Suisse International	2.000%	(6)	GBP	3,870,000	(54,761)	09/17/2025	153,236
Credit Suisse International	2.000%	(6)	GBP	290,000	1,163	09/17/2025	6,216
Credit Suisse International	2.000%	(6)	GBP	290,000	10,365	09/17/2025	(2,986)
Credit Suisse International	2.000%	(6)	GBP	320,000	6,376	09/17/2025	1,767
Credit Suisse International	2.000%	(6)	GBP	290,000	9,005	09/17/2025	(1,626)
Credit Suisse International	6 Month London Interbank Offered Rate	1.000%	GBP	1,650,000	(5,693)	09/20/2017	(5,825)
Credit Suisse International	6 Month London Interbank Offered Rate	1.000%	GBP	1,440,000	(10,154)	09/20/2017	102
Credit Suisse International	6 Month London Interbank Offered Rate	1.000%	GBP	1,300,000	(6,562)	09/20/2017	(2,513)
Credit Suisse International	6 Month London Interbank Offered Rate	1.000%	GBP	1,490,000	(6,273)	09/20/2017	(4,128)
Credit Suisse International	6 Month London Interbank Offered Rate	1.000%	GBP	29,010,000	(128,605)	09/20/2017	(73,908)
Credit Suisse International	6 Month London Interbank Offered Rate	1.000%	GBP	1,720,000	(13,689)	09/20/2017	1,682
Credit Suisse International	6 Month London Interbank Offered Rate	1.000%	GBP	1,290,000	(9,936)	09/20/2017	931
Credit Suisse International	6 Month London Interbank Offered Rate	1.000%	GBP	1,660,000	(11,861)	09/20/2017	273
Credit Suisse International	6 Month London Interbank Offered Rate	1.000%	GBP	17,550,000	(103,658)	09/20/2017	(18,855)
Credit Suisse International	0.250%	(6)	JPY	467,010,000	(5,361)	09/20/2017	(1,359)
Credit Suisse International	0.250%	(6)	JPY	245,500,000	(3,390)	09/20/2017	(143)
Credit Suisse International	0.250%	(6)	JPY	3,036,940,000	(47,605)	09/20/2017	3,905
Credit Suisse International	0.250%	(6)	JPY	3,884,810,000	(56,141)	09/20/2017	240
Credit Suisse International	0.250%	(6)	JPY	261,670,000	(4,406)	09/20/2017	641
Credit Suisse International	0.250%	(6)	JPY	256,740,000	(4,083)	09/20/2017	389
Credit Suisse International	0.250%	(6)	JPY	3,867,160,000	(52,087)	09/20/2017	(3,560)
Credit Suisse International	0.250%	(6)	JPY	270,300,000	(3,028)	09/20/2017	(862)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	0.250%	(6)	JPY	536,570,000	$(7,483)	09/20/2017	$(238)
CitiBank	0.250%	(6)	JPY	7,056,400,000	(99,782)	09/20/2017	(1,757)
Credit Suisse International	0.250%	(6)	JPY	251,380,000	(3,837)	09/20/2017	220
Credit Suisse International	0.250%	(6)	JPY	536,580,000	(7,571)	09/20/2017	(150)
Credit Suisse International	0.250%	(6)	JPY	3,232,580,000	(55,169)	09/20/2017	8,653
Credit Suisse International	0.250%	(6)	JPY	238,070,000	(3,688)	09/20/2017	262
Credit Suisse International	0.750%	(6)	JPY	303,090,000	(18,120)	09/17/2025	(856)
CitiBank	6 Month London Interbank Offered Rate	0.250%	JPY	8,695,250,000	122,050	09/20/2017	3,072
Credit Suisse International	6 Month London Interbank Offered Rate	0.250%	JPY	1,297,350,000	18,878	09/20/2017	(209)
CitiBank	6 Month London Interbank Offered Rate	0.250%	JPY	5,431,050,000	85,517	09/20/2017	(7,367)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	49,610,000	(4,990)	09/17/2025	(2,327)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	50,190,000	(5,525)	09/17/2025	(1,878)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	823,730,000	(139,625)	09/17/2025	18,131
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	115,920,000	(11,150)	09/17/2025	(5,947)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	115,920,000	(13,142)	09/17/2025	(3,955)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	57,080,000	(6,648)	09/17/2025	(1,771)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	670,350,000	(42,445)	09/17/2025	(56,427)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	50,930,000	(2,811)	09/17/2025	(4,701)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	51,370,000	(6,365)	09/17/2025	(1,212)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	816,340,000	(98,602)	09/17/2025	(21,802)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	49,680,000	(3,721)	09/17/2025	(3,606)
Credit Suisse International	6 Month London Interbank Offered Rate	0.500%	JPY	98,350,000	(16,136)	09/17/2025	1,630
Credit Suisse International	6 Month London Interbank Offered Rate	0.750%	JPY	647,430,000	47,706	09/17/2025	(7,172)
Credit Suisse International	1.000%	(7)	NOK	15,920,000	11,076	09/20/2017	682
Credit Suisse International	1.000%	(7)	NOK	127,130,000	38,545	09/20/2017	55,353
Credit Suisse International	1.000%	(7)	NOK	127,130,000	38,511	09/20/2017	55,387
Credit Suisse International	1.000%	(7)	NOK	15,910,000	7,064	09/20/2017	4,687

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	2.000%	(7)	NOK	3,540,000	$15,892	09/17/2025	$1,553
Credit Suisse International	2.000%	(7)	NOK	16,970,000	45,093	09/17/2025	38,532
Credit Suisse International	2.000%	(7)	NOK	3,510,000	10,913	09/17/2025	6,384
Credit Suisse International	2.000%	(7)	NOK	3,750,000	11,507	09/17/2025	6,972
Credit Suisse International	2.000%	(7)	NOK	3,530,000	8,674	09/17/2025	8,722
Credit Suisse International	2.000%	(7)	NOK	4,040,000	1,839	09/17/2025	18,069
Credit Suisse International	2.000%	(7)	NOK	3,580,000	(4,952)	09/17/2025	22,594
Credit Suisse International	2.000%	(7)	NOK	4,410,000	(5,803)	09/17/2025	27,535
Credit Suisse International	2.000%	(7)	NOK	5,200,000	12,338	09/17/2025	13,287
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	1.000%	NOK	15,990,000	(11,842)	09/20/2017	32
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	1.000%	NOK	78,320,000	(81,448)	09/20/2017	23,601
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	1.000%	NOK	26,550,000	(23,242)	09/20/2017	3,632
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	1.000%	NOK	20,410,000	(14,848)	09/20/2017	(227)
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	1.000%	NOK	15,440,000	(13,274)	09/20/2017	1,870
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	1.000%	NOK	15,980,000	(5,734)	09/20/2017	(6,069)
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	1.000%	NOK	15,770,000	(13,578)	09/20/2017	1,930
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	1.000%	NOK	16,660,000	(6,271)	09/20/2017	(6,034)
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	1.000%	NOK	17,040,000	(13,045)	09/20/2017	459
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.000%	NOK	27,920,000	18,277	09/17/2025	(155,863)
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.000%	NOK	3,510,000	(9,876)	09/17/2025	(7,421)
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.000%	NOK	3,690,000	(15,152)	09/17/2025	(3,032)
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.000%	NOK	27,920,000	18,293	09/17/2025	(155,879)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.500%	NZD	11,670,000	(1,673)	09/13/2017	63,946
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.500%	NZD	3,450,000	(75,503)	09/10/2025	(7,254)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.500%	NZD	11,250,000	62,265	09/13/2017	(2,234)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.500%	NZD	2,910,000	5,256	09/13/2017	10,272
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.500%	NZD	2,870,000	4,359	09/13/2017	10,956

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	4.000%	NZD	660,000	$3,817	09/10/2025	$(1,198)
Credit Suisse International	3.500%	(1)	NZD	15,080,000	25,382	09/13/2017	(105,851)
Credit Suisse International	3.500%	(1)	NZD	2,620,000	28,708	09/10/2025	34,139
Credit Suisse International	3.500%	(1)	NZD	2,820,000	(6,093)	09/13/2017	(8,955)
Credit Suisse International	4.000%	(1)	NZD	680,000	641	09/10/2025	(3,340)
Credit Suisse International	4.000%	(1)	NZD	2,650,000	(840)	09/10/2025	(9,678)
Credit Suisse International	4.000%	(1)	NZD	680,000	2,198	09/10/2025	(4,897)
Credit Suisse International	0.500%	(8)	SEK	13,900,000	(17,533)	09/20/2017	1,114
Credit Suisse International	0.500%	(8)	SEK	17,240,000	(19,175)	09/20/2017	(1,189)
Credit Suisse International	1.000%	(8)	SEK	3,750,000	18,025	09/17/2025	10,777
Credit Suisse International	1.000%	(8)	SEK	3,730,000	18,070	09/17/2025	10,578
Credit Suisse International	1.000%	(8)	SEK	3,610,000	(835)	09/17/2025	28,561
Credit Suisse International	1.000%	(8)	SEK	3,010,000	5,722	09/17/2025	17,396
Credit Suisse International	1.500%	(8)	SEK	3,970,000	14,377	09/17/2025	(6,640)
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	0.500%	SEK	13,880,000	11,556	09/20/2017	4,840
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	0.500%	SEK	16,550,000	21,244	09/20/2017	(1,695)
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	0.500%	SEK	16,350,000	9,629	09/20/2017	9,684
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	0.500%	SEK	16,390,000	18,338	09/20/2017	1,022
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	0.500%	SEK	17,120,000	35,181	09/20/2017	(14,959)
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	1.000%	SEK	2,990,000	1,698	09/17/2025	(24,662)
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	1.500%	SEK	3,630,000	(9,263)	09/17/2025	2,189
Credit Suisse International	1.500%	(3)	USD	2,030,000	(16,705)	09/18/2017	(1,496)
CitiBank	1.500%	(3)	USD	28,000,000	(64,977)	09/18/2017	(186,072)
Credit Suisse International	1.500%	(3)	USD	11,300,000	(46,700)	09/18/2017	(54,616)
Credit Suisse International	1.500%	(3)	USD	1,010,000	(8,701)	09/18/2017	(355)
Credit Suisse International	1.500%	(3)	USD	1,020,000	(8,425)	09/18/2017	(720)
Credit Suisse International	1.500%	(3)	USD	2,030,000	(15,650)	09/18/2017	(2,551)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	1.500%	(3)	USD	1,010,000	$(7,486)	09/18/2017	$(1,570)
Credit Suisse International	1.500%	(3)	USD	11,300,000	(58,800)	09/18/2017	(42,516)
Credit Suisse International	1.500%	(3)	USD	2,100,000	(18,041)	09/18/2017	(788)
CitiBank	1.500%	(3)	USD	270,000	(2,076)	09/18/2017	(345)
Credit Suisse International	1.500%	(3)	USD	2,180,000	(17,904)	09/18/2017	(1,642)
CitiBank	1.500%	(3)	USD	17,580,000	(130,200)	09/18/2017	(27,423)
Credit Suisse International	1.500%	(3)	USD	2,080,000	(16,926)	09/18/2017	(1,723)
CitiBank	1.500%	(3)	USD	28,470,000	(205,341)	09/18/2017	(49,922)
Credit Suisse International	1.500%	(3)	USD	2,260,000	(17,705)	09/18/2017	(2,558)
Credit Suisse International	1.500%	(3)	USD	1,020,000	(7,329)	09/18/2017	(1,816)
Credit Suisse International	1.500%	(3)	USD	15,320,000	(91,888)	09/18/2017	(45,472)
CitiBank	2.250%	(3)	USD	5,890,000	(119,006)	09/16/2020	13,284
CitiBank	2.250%	(3)	USD	1,410,000	(25,378)	09/16/2020	69
CitiBank	2.250%	(3)	USD	11,800,000	(162,108)	09/16/2020	(49,695)
CitiBank	2.250%	(3)	USD	18,520,000	(435,903)	09/16/2020	103,481
CitiBank	2.250%	(3)	USD	11,800,000	(161,508)	09/16/2020	(50,295)
Credit Suisse International	2.750%	(3)	USD	2,500,000	(64,300)	09/16/2025	9,700
Credit Suisse International	2.750%	(3)	USD	410,000	(11,555)	09/16/2025	2,601
Credit Suisse International	2.750%	(3)	USD	590,000	(28,834)	09/16/2025	15,948
Credit Suisse International	2.750%	(3)	USD	910,000	(28,913)	09/16/2025	9,038
Credit Suisse International	2.750%	(3)	USD	920,000	(35,531)	09/16/2025	15,438
Credit Suisse International	2.750%	(3)	USD	1,650,000	(95,542)	09/16/2025	59,506
Credit Suisse International	2.750%	(3)	USD	410,000	(12,329)	09/16/2025	3,375
Credit Suisse International	2.750%	(3)	USD	7,950,000	(247,700)	09/16/2025	74,071
Credit Suisse International	2.750%	(3)	USD	3,860,000	(176,696)	09/16/2025	92,393
Credit Suisse International	2.750%	(3)	USD	410,000	(13,453)	09/16/2025	4,499
CitiBank	3 Month London Interbank Offered Rate	1.500%	USD	13,990,000	76,202	09/18/2017	49,233
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	1,690,000	10,943	09/18/2017	4,210
CitiBank	3 Month London Interbank Offered Rate	1.500%	USD	28,360,000	207,255	09/18/2017	47,022
CitiBank	3 Month London Interbank Offered Rate	1.500%	USD	28,360,000	207,563	09/18/2017	46,714
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	1,680,000	11,214	09/18/2017	3,849

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	11,300,000	$58,800	09/18/2017	$42,516
CitiBank	3 Month London Interbank Offered Rate	1.500%	USD	3,610,000	25,184	09/18/2017	7,183
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	35,770,000	258,700	09/18/2017	62,015
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	1,680,000	11,472	09/18/2017	3,591
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	4,050,000	8,847	09/18/2017	27,465
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	3,580,000	21,320	09/18/2017	10,778
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	4,060,000	14,712	09/18/2017	21,690
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	7,510,000	54,311	09/18/2017	13,024
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	USD	17,530,000	62,074	09/18/2017	95,100
CitiBank	3 Month London Interbank Offered Rate	2.250%	USD	11,830,000	219,195	09/16/2020	(6,854)
CitiBank	3 Month London Interbank Offered Rate	2.250%	USD	11,580,000	140,335	09/16/2020	67,519
CitiBank	3 Month London Interbank Offered Rate	2.250%	USD	7,300,000	130,200	09/16/2020	830
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	250,000	8,155	09/16/2025	(2,695)
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	450,000	12,793	09/16/2025	(2,965)
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	250,000	9,097	09/16/2025	(3,637)
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	460,000	18,032	09/16/2025	(7,985)
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	450,000	25,746	09/16/2025	(15,918)
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	450,000	27,158	09/16/2025	(17,330)
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	230,000	5,153	09/16/2025	(130)
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	3,230,000	34,488	09/16/2025	36,056
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	240,000	5,689	09/16/2025	(447)
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	2,500,000	64,300	09/16/2025	(9,700)
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	2,500,000	114,400	09/16/2025	(59,800)
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	460,000	7,344	09/16/2025	2,703
Credit Suisse International	3 Month London Interbank Offered Rate	2.750%	USD	490,000	11,214	09/16/2025	(512)

					$(1,931,674)		$(193,583)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

†	Forward effective date swap. (See Note 4).
(1)	3 Month Australian Bank-Bill Reference Rate
(2)	6 Month Australian Bank-Bill Reference Rate
(3)	3 Month London Interbank Offered Rate
(4)	3 Month Canadian Bankers’ Acceptance Rate
(5)	6 Month Euro Interbank Offered Rate
(6)	6 Month London Interbank Offered Rate
(7)	6 Month Norwegian Interbank Offered Rate
(8)	3 Month Stockholm Interbank Offered Rate

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Bovespa Index August Futures	8/2015	BRL	(544,503)	$2,092
CitiBank	Brent Crude August Futures^	9/2015	USD	(963,200)	(63,021)
CitiBank	Brent Crude August Futures^	9/2015	USD	1,037,512	(11,269)
CitiBank	Corn September Futures^	8/2015	USD	(862,548)	(150,252)
Bank of America	Hang Seng Index July Futures	7/2015	HKD	1,363,259	(6,844)
Bank of America	H-SHARES Index July Futures	7/2015	HKD	677,914	(4,085)
Bank of America	MSCI Taiwan Stock Index July Futures	7/2015	USD	725,211	(6,381)
Bank of America	SGX S&P CNX Nifty Index July Futures	7/2015	USD	16,783	(14)
CitiBank	Soybean Meal December Futures^	11/2015	USD	(1,233,329)	(182,811)
CitiBank	Soybean November Futures^	10/2015	USD	(408,561)	(58,201)
Bank of America	Swiss Market Index September Futures	9/2015	CHF	(1,597,363)	16,094
Bank of America	Taiwan Stock Exchange July Futures	7/2015	TWD	5,457,688	2,253
Bank of America	Tel Aviv 25 Index July Futures	7/2015	ILS	682,379	(6,072)
CitiBank	Wheat September Futures^	8/2015	USD	520,428	33,735
CitiBank	Wheat September Futures^	8/2015	USD	(1,655,005)	(346,055)
CitiBank	WTI Crude August Futures^	9/2015	USD	882,720	74,534
CitiBank	WTI Crude August Futures^	9/2015	USD	(917,680)	(39,586)

					$(745,883)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Barclays Capital	KOSPI Index 200 Futures	9/2015	$111,358	$113,071	$1,713
1	J.P. Morgan	LME Aluminum Futures^	7/2015	44,529	41,369	(3,160)
4	J.P. Morgan	LME Aluminum Futures^	7/2015	179,637	165,850	(13,787)
1	J.P. Morgan	LME Aluminum Futures^	7/2015	45,893	41,475	(4,418)
1	J.P. Morgan	LME Aluminum Futures^	7/2015	45,588	41,545	(4,043)
1	J.P. Morgan	LME Aluminum Futures^	7/2015	45,862	41,604	(4,258)
1	J.P. Morgan	LME Aluminum Futures^	7/2015	46,250	41,617	(4,633)
6	J.P. Morgan	LME Aluminum Futures^	8/2015	283,443	250,725	(32,718)
2	J.P. Morgan	LME Aluminum Futures^	8/2015	89,647	83,769	(5,878)
5	J.P. Morgan	LME Aluminum Futures^	9/2015	214,512	210,625	(3,887)
1	J.P. Morgan	LME Copper Futures^	7/2015	151,043	143,903	(7,140)
1	J.P. Morgan	LME Copper Futures^	8/2015	159,790	143,993	(15,797)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Copper Futures^	8/2015	$ 152,328	$ 144,045	$ (8,283)
1	J.P. Morgan	LME Copper Futures^	9/2015	144,190	144,069	(121)
1	J.P. Morgan	LME Nickel Futures^	7/2015	75,985	71,637	(4,348)
1	J.P. Morgan	LME Zinc Futures^	7/2015	55,509	49,791	(5,718)
1	J.P. Morgan	LME Zinc Futures^	7/2015	55,869	49,781	(6,088)
1	J.P. Morgan	LME Zinc Futures^	8/2015	55,681	49,881	(5,800)
2	Barclays Capital	CAC40 Index Futures	7/2015	109,661	106,724	(2,937)
9	Barclays Capital	DAX Index Futures	9/2015	2,727,722	2,759,630	31,908
261	Barclays Capital	Euro Stoxx 50 Index	9/2015	10,005,884	9,997,930	(7,954)
4	Barclays Capital	FTSE/JSE Top 40 Index Futures	9/2015	152,066	152,030	(36)
13	Barclays Capital	Hang Seng Index Futures	7/2015	2,275,012	2,197,315	(77,697)
4	J.P. Morgan	KOSPI Index 200 Futures	9/2015	456,177	452,284	(3,893)
3	Barclays Capital	MSCI Singapore Index Futures	7/2015	167,063	165,631	(1,432)
15	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2015	520,122	513,450	(6,672)
177	Barclays Capital	OMXS30 Index Futures	7/2015	3,331,323	3,291,853	(39,470)
29	Barclays Capital	SET50 Index Futures	9/2015	169,376	167,017	(2,359)
56	Barclays Capital	SPI 200 Index Futures	9/2015	5,918,084	5,829,677	(88,407)
116	Barclays Capital	TOPIX Index Futures	9/2015	15,676,673	15,454,345	(222,328)
101	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	28,128,046	28,140,110	12,064
673	J.P. Morgan	90-Day EURODollar Futures	12/2015	167,236,705	167,349,863	113,158
443	J.P. Morgan	90-Day EURODollar Futures	3/2016	109,869,837	109,952,600	82,763
199	J.P. Morgan	90-Day EURODollar Futures	6/2016	49,237,434	49,289,812	52,378
372	J.P. Morgan	90-Day Sterling Futures	12/2015	72,536,611	72,529,763	(6,848)
505	J.P. Morgan	90-Day Sterling Futures	3/2016	98,366,573	98,332,172	(34,401)
438	J.P. Morgan	90-Day Sterling Futures	6/2016	85,191,945	85,148,472	(43,473)
1	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2015	268,221	270,041	1,820
166	Goldman Sachs	Long Gilt Futures	9/2015	30,338,826	30,185,566	(153,260)
327	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	9/2015	41,409,833	41,258,203	(151,630)
57	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	9/2015	8,701,239	8,598,094	(103,145)

				734,751,547	733,971,332	(780,215)

Short Contracts:
23	Goldman Sachs	Brent Crude Futures^	7/2015	$(1,454,146)	$(1,462,570)	$(8,424)
7	Goldman Sachs	Brent Crude Futures^	9/2015	(444,273)	(448,980)	(4,707)
106	Morgan Stanley and Co., International PLC	Corn Futures^	9/2015	(1,917,783)	(2,236,600)	(318,817)
1	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	7/2015	(86,755)	(86,074)	681
1	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	8/2015	(117,819)	(117,180)	639
2	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	7/2015	(162,823)	(158,751)	4,072
1	J.P. Morgan	LME Aluminum Futures^	7/2015	(44,497)	(41,369)	3,128
4	J.P. Morgan	LME Aluminum Futures^	7/2015	(179,990)	(165,850)	14,140

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J.P. Morgan	LME Aluminum Futures^	7/2015	$ (45,922)	$ (41,474)	$ 4,448
1	J.P. Morgan	LME Aluminum Futures^	7/2015	(45,454)	(41,546)	3,908
1	J.P. Morgan	LME Aluminum Futures^	7/2015	(45,623)	(41,605)	4,018
1	J.P. Morgan	LME Aluminum Futures^	7/2015	(46,673)	(41,617)	5,056
6	J.P. Morgan	LME Aluminum Futures^	8/2015	(283,832)	(250,725)	33,107
2	J.P. Morgan	LME Aluminum Futures^	8/2015	(89,457)	(83,769)	5,688
12	J.P. Morgan	LME Aluminum Futures^	9/2015	(523,464)	(505,425)	18,039
5	J.P. Morgan	LME Aluminum Futures^	9/2015	(213,999)	(210,625)	3,374
1	J.P. Morgan	LME Copper Futures^	7/2015	(151,510)	(143,903)	7,607
1	J.P. Morgan	LME Copper Futures^	8/2015	(158,997)	(143,993)	15,004
1	J.P. Morgan	LME Copper Futures^	8/2015	(153,408)	(144,045)	9,363
1	J.P. Morgan	LME Copper Futures^	9/2015	(144,198)	(144,082)	116
1	J.P. Morgan	LME Copper Futures^	9/2015	(144,145)	(144,069)	76
1	J.P. Morgan	LME Lead Futures^	9/2015	(48,366)	(43,956)	4,410
1	J.P. Morgan	LME Nickel Futures^	7/2015	(75,460)	(71,637)	3,823
1	J.P. Morgan	LME Nickel Futures^	9/2015	(80,890)	(71,829)	9,061
1	J.P. Morgan	LME Zinc Futures^	7/2015	(55,622)	(49,791)	5,831
1	J.P. Morgan	LME Zinc Futures^	7/2015	(55,448)	(49,781)	5,667
1	J.P. Morgan	LME Zinc Futures^	8/2015	(55,248)	(49,881)	5,367
57	Morgan Stanley and Co., International PLC	Natural Gas Futures^	8/2015	(1,637,850)	(1,614,240)	23,610
3	Morgan Stanley and Co., International PLC	Silver Futures^	9/2015	(240,299)	(233,715)	6,584
35	Morgan Stanley and Co., International PLC	Soybean Futures^	11/2015	(1,593,218)	(1,815,187)	(221,969)
8	Morgan Stanley and Co., International PLC	Soybean Meal Futures^	12/2015	(240,135)	(276,320)	(36,185)
88	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	(1,758,174)	(1,798,896)	(40,722)
48	Morgan Stanley and Co., International PLC	WTI Crude Futures^	8/2015	(2,886,157)	(2,854,560)	31,597
8	Barclays Capital	Amsterdam Index Futures	7/2015	(842,582)	(842,024)	558
28	Barclays Capital	BIST 30 Futures	8/2015	(108,625)	(106,432)	2,193
98	Barclays Capital	FTSE 100 Index Futures	9/2015	(10,224,686)	(9,999,624)	225,062
3	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	7/2015	(67,529)	(67,565)	(36)
20	Barclays Capital	FTSE/MIB Index Futures	9/2015	(2,465,994)	(2,516,551)	(50,557)
5	Barclays Capital	H-SHARES Index Futures	7/2015	(436,799)	(416,852)	19,947
8	Barclays Capital	IBEX 35 Index Futures	7/2015	(952,566)	(960,992)	(8,426)
15	Barclays Capital	S&P 500 E-Mini Futures	9/2015	(1,542,033)	(1,540,800)	1,233
1	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	(136,303)	(135,132)	1,171
23	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2015	(385,162)	(385,687)	(525)
53	Goldman Sachs	10-Year Japanese Government Bond Futures	9/2015	(63,510,535)	(63,646,770)	(136,235)
694	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	(193,337,075)	(193,397,478)	(60,403)
967	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	(269,502,028)	(269,461,081)	40,947
917	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	(255,553,380)	(255,515,489)	37,891
229	J.P. Morgan	Australia 10-Year Bond Futures	9/2015	(22,043,207)	(22,131,810)	(88,603)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
74	Goldman Sachs	Canadian 10-Year Bond Futures	9/2015	$ (8,242,932)	$ (8,294,635)	$ (51,703)
119	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(23,574,994)	(23,627,312)	(52,318)
81	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2016	(16,073,770)	(16,082,456)	(8,686)
20	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	6/2016	(3,964,986)	(3,969,776)	(4,790)
40	Goldman Sachs	Euro - Bund Futures	9/2015	(6,748,792)	(6,778,287)	(29,495)
203	Goldman Sachs	SGX Japanese Government Bond Futures	9/2015	(24,328,607)	(24,372,938)	(44,331)
70	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	9/2015	(8,303,384)	(8,348,047)	(44,663)

				(927,527,604)	(928,181,783)	(654,179)

				$(192,776,057)	$(194,210,451)	$(1,434,394)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	7,567,000	$5,796,669	$5,813,736	$17,067
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	4,685,000	1,471,587	1,465,401	(6,186)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	6,927,000	5,574,756	5,540,288	(34,468)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	1,538,000	1,648,114	1,650,000	1,886
Chilean Peso, Expiring 09/16/15*	Credit Suisse International	CLP	1,611,000,000	2,563,172	2,501,848	(61,324)
Colombian Peso, Expiring 09/16/15*	Credit Suisse International	COP	80,000,000	31,250	30,449	(801)
Czech Republic Koruna, Expiring 09/16/15	Credit Suisse International	CZK	3,400,000	140,678	139,150	(1,528)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	15,765,000	17,604,637	17,594,790	(9,847)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	7,240,000	11,311,538	11,369,500	57,962
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	353,000	45,514	45,535	21
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	128,462,000	457,464	453,451	(4,013)
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	3,030,000	789,086	803,158	14,072
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	120,000,000	1,840,273	1,855,412	15,139

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	2,361,406,000	$ 19,061,178	$ 19,314,563	$ 253,385
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	441,131,000	399,716	394,775	(4,941)
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	12,823,000	832,464	811,346	(21,118)
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	35,405,000	4,520,996	4,507,530	(13,466)
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	2,669,000	1,849,726	1,796,737	(52,989)
Philippine Peso, Expiring 09/16/15*	Credit Suisse International	PHP	3,500,000	78,221	77,297	(924)
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	1,180,000	319,416	313,176	(6,240)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	54,003,000	6,538,154	6,524,935	(13,219)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	720,000	535,330	533,994	(1,336)
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	2,888,000	1,048,628	1,054,088	5,460
Taiwanese Dollar, Expiring 09/16/15*	Credit Suisse International	TWD	7,900,000	256,568	256,171	(397)
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	1,170,000	94,785	94,875	90

				$84,809,920	$84,942,205	$132,285

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	(11,183,000)	$(8,550,392)	$(8,591,914)	$(41,522)
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	(2,800,000)	(848,807)	(875,799)	(26,992)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	(8,844,000)	(7,105,178)	(7,073,525)	31,653
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(2,381,000)	(2,559,554)	(2,554,386)	5,168
Chilean Peso, Expiring 09/16/15*	Credit Suisse International	CLP	(40,000,000)	(63,372)	(62,119)	1,253
Colombian Peso, Expiring 09/16/15*	Credit Suisse International	COP	(4,302,000,000)	(1,674,529)	(1,637,377)	37,152
Czech Republic Koruna, Expiring 09/16/15	Credit Suisse International	CZK	(2,700,000)	(112,244)	(110,502)	1,742
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(6,663,000)	(7,506,943)	(7,436,351)	70,592
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	(11,133,000)	(16,983,327)	(17,482,963)	(499,636)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(82,000)	(10,578)	(10,578)	—
Indonesian Rupiah, Expiring 09/16/15*	Credit Suisse International	IDR	(10,290,000,000)	(758,207)	(758,805)	(598)
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	(6,548,000)	(100,702)	(101,243)	(541)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	(219,187,000)	$ (1,785,433)	$ (1,792,789)	$ (7,356)
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	(2,197,149,000)	(1,963,463)	(1,966,265)	(2,802)
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	(68,743,000)	(4,431,478)	(4,349,554)	81,924
Malaysian Ringgit, Expiring 09/17/15*	Credit Suisse International	MYR	(930,000)	(245,305)	(245,021)	284
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	(79,982,000)	(10,193,359)	(10,182,776)	10,583
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	(10,456,000)	(7,297,052)	(7,038,849)	258,203
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	(1,557,000)	(416,903)	(413,234)	3,669
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	(38,142,000)	(4,566,540)	(4,608,524)	(41,984)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	(582,000)	(430,295)	(431,644)	(1,349)
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	(4,071,000)	(1,453,897)	(1,485,871)	(31,974)
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	(18,749,000)	(1,493,211)	(1,520,346)	(27,135)

				(80,550,769)	(80,730,435)	(179,666)

				$4,259,151	$4,211,770	$(47,381)

*	Non-deliverable forward. (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	Total
Barclays Capital
Cash	$—	$3,763,187	$3,763,187

Citibank
Cash	—	696,083	696,083

Credit Suisse International
Cash	—	3,009,538	3,009,538
Money Market Funds	30,000	—	30,000

Goldman Sachs
Cash	—	551,932	551,932
U.S. Treasury Bills	—	1,392,836	1,392,836

J.P. Morgan
Cash	—	1,700,857	1,700,857

Morgan Stanley and Co., International PLC
Cash	—	945,693	945,693

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$850,000	$—	$850,000

Goldman Sachs
Cash	—	96,364	96,364

J.P. Morgan
Cash	—	48,582	48,582

Morgan Stanley and Co., International PLC
Cash	—	768,313	768,313

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

LONG INVESTMENTS - 104.4%	SHARES	VALUE (Note 5)
COMMON STOCKS - 29.3%

Belgium - 0.8%
Colruyt SA (a)	544	$24,402
KBC Groep NV	2,987	200,243
Proximus	21,982	777,876

		1,002,521

Canada - 8.1%
Alimentation Couche-Tard, Inc., Class B (1)	5,900	252,392
Bank of Montreal (1)	2,610	154,657
Bank of Nova Scotia/The (1)	1,711	88,317
BlackBerry Ltd. (1)†(a)	73,242	598,720
Bombardier, Inc., Class B (1)	64,707	116,566
Canadian Imperial Bank of Commerce (1)	2,883	212,520
Canadian Natural Resources Ltd. (1)	3,700	100,424
Canadian Oil Sands Ltd. (1)	6,353	51,373
Canadian Tire Corp. Ltd., Class A (1)	2,466	263,738
Canfor Corp. (1)†	33,069	720,158
CGI Group, Inc., Class A (1)†	12,778	499,764
CI Financial Corp. (1)	3,296	88,667
Constellation Software, Inc. (1)	1,086	431,148
Dollarama, Inc. (1)	4,625	280,314
Empire Co., Ltd., Class A (1)	3,600	253,556
Encana Corp. (1)	17,300	190,729
Enerplus Corp. (1)	6,691	58,714
Fairfax Financial Holdings Ltd. (1)	603	297,338
Finning International, Inc. (1)	39,898	750,364
Gibson Energy, Inc. (1)	3,600	64,996
IGM Financial, Inc. (1)	6,169	196,479
Intact Financial Corp. (1)	1,729	120,144
Keyera Corp. (1)	2,400	80,128
Kinross Gold Corp. (1)†	241,923	563,648
Linamar Corp. (1)	18,117	1,176,662
Magna International, Inc. (1)	23,856	1,338,916
Metro, Inc. (1)	4,478	120,178
National Bank of Canada (1)	3,262	122,541
Open Text Corp. (1)(a)	5,658	229,808
Penn West Petroleum Ltd. (1)	54,600	93,987
Royal Bank of Canada (1)	2,470	151,048
Saputo, Inc. (1)	1,017	24,599
Shaw Communications, Inc., Class B (1)	1,132	24,652
Toronto-Dominion Bank/The (1)	2,200	93,425
West Fraser Timber Co., Ltd. (1)	4,032	221,550
Whitecap Resources, Inc. (1)	2,918	30,792

		10,063,012

Denmark - 1.6%
AP Moeller - Maersk A/S, Class B (a)	68	122,947
Coloplast A/S, Class B (a)	375	24,594
GN Store Nord A/S	2,323	47,938
ISS A/S (a)	3,009	99,103
Novo Nordisk A/S, Class B (a)	12,246	671,998
Pandora A/S (a)	8,090	868,091
TDC A/S (a)	23,395	171,493

		2,006,164

Finland - 0.7%
Elisa OYJ	4,126	130,724
Fortum OYJ (a)	5,734	101,864

	SHARES	VALUE (Note 5)
Finland - 0.7% (continued)
Metso OYJ (a)	2,973	$81,710
Neste OYJ	2,989	76,250
Orion OYJ, Class B (a)	15,479	542,204

		932,752

Germany - 4.3%
Allianz SE (a)	158	24,640
Aurubis AG (a)	5,509	323,641
Bayer AG (a)	1,674	234,427
Brenntag AG (a)	637	36,552
Deutsche Boerse AG	2,333	193,237
Deutsche Lufthansa AG †(a)	35,583	459,093
Deutsche Post AG (a)	1,335	39,008
Freenet AG (a)	37,552	1,264,892
Hannover Rueck SE (a)	2,798	270,809
HOCHTIEF AG (a)	3,981	308,608
HUGO BOSS AG	3,387	378,654
Merck KGaA (a)	4,893	487,784
MTU Aero Engines AG	2,095	197,173
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	1,194	211,690
OSRAM Licht AG (a)	2,610	124,864
ProSiebenSat.1 Media AG (a)	5,061	249,984
STADA Arzneimittel AG (a)	729	24,591
Symrise AG (a)	1,136	70,551
United Internet AG	9,264	411,739

		5,311,937

Hong Kong - 0.1%
Noble Group Ltd.	181,000	101,973

Italy - 2.2%
Autogrill SpA †	24,058	201,536
Banca Popolare di Milano Scarl	106,317	112,125
Enel SpA	123,262	558,660
Eni SpA (a)	23,211	412,265
Finmeccanica SpA †	13,958	175,579
Mediaset SpA	33,010	158,917
Mediobanca SpA	12,006	117,715
Moncler SpA	4,654	86,239
Pirelli & C. SpA	7,775	131,220
Prysmian SpA	17,596	380,362
Snam SpA	38,193	181,761
Terna Rete Elettrica Nazionale SpA	9,868	43,634
UnipolSai SpA	53,131	131,625

		2,691,638

Netherlands - 2.1%
Boskalis Westminster NV (a)	12,639	620,419
Delta Lloyd NV (a)	26,338	432,194
Heineken NV (a)	1,220	92,754
Koninklijke Ahold NV (a)	25,999	488,070
Koninklijke KPN NV	26,930	103,245
Randstad Holding NV (a)	7,747	504,078
Wolters Kluwer NV (a)	12,118	360,678

		2,601,438

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Norway - 0.6%
Norsk Hydro ASA	93,587	$392,778
Orkla ASA (a)	8,315	65,240
Telenor ASA (a)	5,010	109,844
Yara International ASA (a)	4,466	232,715

		800,577

Singapore - 1.1%
ComfortDelGro Corp. Ltd.	267,400	620,996
Singapore Airlines Ltd.	90,700	722,156
Wilmar International Ltd.	13,900	33,831

		1,376,983

Spain - 2.2%
Abengoa SA, B Shares	57,694	181,936
Acerinox SA (a)	22,846	316,237
ACS Actividades de Construccion y Servicios SA (a)	1,687	54,416
Banco Santander SA (a)	62,511	439,704
Enagas SA (a)	2,258	61,468
Endesa SA (a)	12,296	235,489
Gas Natural SDG SA (a)	2,594	58,903
Iberdrola SA (a)	42,925	289,810
Mediaset Espana Comunicacion SA (a)	28,778	377,818
Repsol SA (a)	4,634	81,677
Tecnicas Reunidas SA (a)	2,815	145,034
Telefonica SA (a)	35,161	500,882

		2,743,374

Sweden - 1.9%
Boliden AB (a)	22,969	418,741
Electrolux AB, Series B (a)	14,699	460,566
Husqvarna AB, B Shares	62,579	471,385
ICA Gruppen AB	3,822	135,597
Securitas AB, B Shares (a)	26,655	352,030
Skanska AB, B Shares (a)	2,147	43,507
Tele2 AB, B Shares (a)	21,230	247,231
TeliaSonera AB (a)	34,154	201,295

		2,330,352

Switzerland - 2.6%
Actelion Ltd. †(a)	7,587	1,111,127
Baloise Holding AG	1,576	192,163
Flughafen Zuerich AG	599	463,690
Galenica AG	41	42,763
Geberit AG (a)	470	156,695
Lonza Group AG †	1,198	160,131
Novartis AG (a)	1,186	116,656
Partners Group Holding AG	87	26,003
Roche Holding AG (a)	852	238,894
Sonova Holding AG	334	45,165
Swiss Life Holding AG †	1,506	344,845
Swiss Re AG (a)	2,453	217,146
Swisscom AG	44	24,660
Zurich Insurance Group AG †(a)	406	123,598

		3,263,536

United Kingdom - 1.0%
Fiat Chrysler Automobiles NV †	41,232	604,880
Reed Elsevier NV (a)	28,212	671,042

	SHARES	VALUE (Note 5)
United Kingdom - 1.0% (continued)
Unilever NV CVA (a)	590	$24,668

		1,300,590

TOTAL COMMON STOCKS (cost $35,900,717)		36,526,847

PREFERRED STOCKS - 0.3%

Germany - 0.3%
Porsche Automobil Holding SE (cost $334,391)	3,741	315,428

MONEY MARKET FUNDS - 44.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)	28,031,636	28,031,636
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)(c)	27,910,033	27,910,033

TOTAL MONEY MARKET FUNDS (cost $55,941,669)		55,941,669

SHORT-TERM INVESTMENTS - 29.9%	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.083%, 11/19/2015 (d) (cost $37,293,874)	$37,306	37,301,971

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $129,470,651)		130,085,915

SECURITIES SOLD SHORT - (24.4)%	SHARES
COMMON STOCKS - (24.4)%

Belgium - (0.1)%
UCB SA	(1,978)	(142,229)

Canada - (8.2)%
Agnico Eagle Mines Ltd. (1)	(24,965)	(708,774)
Agrium, Inc. (1)	(300)	(31,794)
ARC Resources Ltd. (1)	(13,774)	(236,000)
Barrick Gold Corp. (1)	(41,537)	(443,970)
Baytex Energy Corp. (1)	(3,049)	(47,432)
CAE, Inc. (1)	(30,590)	(364,190)
Cameco Corp. (1)	(8,400)	(120,182)
Canadian Pacific Railway Ltd. (1)	(2,200)	(352,317)
Canadian Utilities Ltd., Class A (1)	(27,861)	(802,370)
Cenovus Energy, Inc. (1)	(6,987)	(111,714)
Eldorado Gold Corp. (1)	(11,516)	(47,760)
First Quantum Minerals Ltd. (1)	(80,658)	(1,054,560)
Fortis, Inc. (1)	(2,900)	(81,451)
Franco-Nevada Corp. (1)	(13,500)	(643,871)
Gildan Activewear, Inc. (1)	(10,284)	(341,620)
Husky Energy, Inc. (1)	(28,616)	(547,347)
Imperial Oil Ltd. (1)	(14,368)	(555,049)
Lundin Mining Corp. (1)†	(51,425)	(211,217)
MEG Energy Corp. (1)†	(12,700)	(207,430)
Methanex Corp. (1)	(3,519)	(196,433)
Potash Corp of Saskatchewan, Inc. (1)	(10,705)	(331,521)
Precision Drilling Corp. (1)	(33,400)	(224,628)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Canada - (8.2)% (continued)
Rogers Communications, Inc., Class B (1)	(16,285)	$(577,602)
Silver Wheaton Corp. (1)	(21,600)	(374,411)
SNC-Lavalin Group, Inc. (1)	(10,598)	(356,038)
Teck Resources Ltd., Class B (1)	(16,048)	(159,067)
Tourmaline Oil Corp. (1)†	(1,752)	(52,630)
TransCanada Corp. (1)	(23,618)	(959,848)

		(10,141,226)

Denmark - (1.1)%
Carlsberg A/S, Class B	(8,228)	(745,504)
FLSmidth & Co. A/S	(5,369)	(257,997)
Novozymes A/S, B Shares	(2,699)	(128,231)
Tryg A/S	(7,326)	(152,747)
Vestas Wind Systems A/S	(498)	(24,822)

		(1,309,301)

Finland - (0.5)%
Kone OYJ, Class B	(5,638)	(228,847)
Nokian Renkaat OYJ	(12,821)	(401,687)
Wartsila OYJ	(550)	(25,771)

		(656,305)

Germany - (3.1)%
adidas AG	(324)	(24,791)
Bayerische Motoren Werke AG	(2,331)	(255,278)
Bilfinger SE	(1,257)	(47,578)
Commerzbank AG †	(11,849)	(151,473)
Continental AG	(1,734)	(410,572)
Daimler AG	(1,713)	(156,047)
E.ON SE	(9,077)	(121,037)
Infineon Technologies AG	(39,610)	(491,544)
K+S AG	(800)	(33,734)
LANXESS AG	(1,492)	(88,031)
METRO AG	(6,376)	(201,381)
Rheinmetall AG	(8,970)	(454,985)
RWE AG	(7,535)	(162,066)
Salzgitter AG	(2,012)	(71,928)
Siemens AG	(5,424)	(548,754)
Telefonica Deutschland Holding AG	(13,460)	(77,540)
ThyssenKrupp AG	(16,159)	(420,367)
Wacker Chemie AG	(331)	(34,200)
Wirecard AG	(1,532)	(58,635)

		(3,809,941)

Hong Kong - (0.7)%
Jardine Matheson Holdings Ltd. (1)	(14,900)	(841,850)

Italy - (1.3)%
A2A SpA	(41,678)	(49,743)
Banca Popolare dell’Emilia Romagna SC	(5,015)	(44,745)
Banco Popolare SC †	(7,741)	(127,460)
Buzzi Unicem SpA	(5,657)	(80,590)
Enel Green Power SpA	(137,720)	(269,216)
Saipem SpA †	(16,968)	(179,302)
Salvatore Ferragamo SpA	(14,289)	(429,242)
Telecom Italia SpA †	(378,606)	(481,137)

		(1,661,435)

	SHARES	VALUE (Note 5)
Luxembourg - (1.5)%
Altice SA †	(7,404)	$(1,021,452)
ArcelorMittal	(31,809)	(308,917)
Tenaris SA	(37,993)	(512,460)

		(1,842,829)

Netherlands - (0.5)%
ASML Holding NV	(2,668)	(277,519)
OCI NV †	(1,491)	(42,257)
SBM Offshore NV †	(28,785)	(343,112)

		(662,888)

Norway - (0.6)%
Gjensidige Forsikring ASA	(2,368)	(38,129)
Schibsted ASA	(15,841)	(490,761)
Schibsted ASA †	(8,675)	(262,227)

		(791,117)

Singapore - (1.2)%
CapitaLand Ltd.	(149,400)	(387,956)
Global Logistic Properties Ltd.	(133,000)	(249,677)
Golden Agri-Resources Ltd.	(309,400)	(94,210)
Hutchison Port Holdings Trust, Class U (1)	(131,000)	(81,875)
Keppel Corp. Ltd.	(110,800)	(675,340)

		(1,489,058)

Spain - (1.3)%
Amadeus IT Holding SA, A Shares	(6,485)	(258,882)
Banco Popular Espanol SA	(49,870)	(242,649)
Bankia SA †	(156,859)	(199,702)
Distribuidora Internacional de Alimentacion SA	(7,059)	(54,097)
Ferrovial SA	(1,920)	(41,715)
Grifols SA	(9,885)	(399,175)
Inditex SA	(14,440)	(470,994)

		(1,667,214)

Sweden - (0.7)%
Getinge AB, B Shares	(9,774)	(235,319)
Hexagon AB, B Shares	(1,731)	(62,698)
Svenska Handelsbanken AB, A Shares	(17,763)	(259,309)
Swedish Match AB	(3,156)	(89,727)
Volvo AB, B Shares	(19,918)	(247,332)

		(894,385)

Switzerland - (2.5)%
Aryzta AG †	(1,772)	(87,188)
Cie Financiere Richemont SA	(8,319)	(676,151)
Credit Suisse Group AG †	(22,097)	(609,601)
Holcim Ltd. †	(2,634)	(194,351)
Julius Baer Group Ltd. †	(4,497)	(252,345)
STMicroelectronics NV	(2,992)	(24,489)
Sulzer AG	(250)	(25,716)
Swatch Group AG/The	(1,847)	(719,735)
UBS Group AG †	(24,951)	(529,372)

		(3,118,948)

United Kingdom - (0.7)%
CNH Industrial NV	(92,831)	(847,078)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
United States - (0.4)%
Valeant Pharmaceuticals International, Inc. (1)†	(2,270)	$(503,562)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $30,127,140)		(30,379,366)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $30,127,140)		(30,379,366)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 80.0% (cost $99,343,511)		99,706,549

OTHER ASSETS IN EXCESS OF LIABILITIES - 20.0% (f)		24,849,172

NET ASSETS - 100.0%		$124,555,721

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,760,163	2.2%
Consumer Staples	243,180	0.2
Energy	(2,710,764)	(2.2)
Financials	1,317,709	1.1
Health Care	2,467,987	2.0
Industrials	1,249,363	1.0
Information Technology	997,411	0.8
Materials	(2,303,710)	(1.8)
Telecommunication Services	2,395,863	1.9
Utilities	45,707	0.0 (e)
Money Market Funds	55,941,669	44.9
Short-Term Investments	37,301,971	29.9

Total Investments In Securities, At Value	99,706,549	80.0
Other Assets in Excess of Liabilities (f)	24,849,172	20.0

Net Assets	$124,555,721	100.0%

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2015, the value of these securities was $12,833,347. In addition, $17,898,925 of cash collateral was pledged.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Represents less than 0.05% of net assets.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certification

Total return swap contract outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index September Futures	9/2015	CHF	2,407,542	$(36,484)

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
10	Barclays Capital	Amsterdam Index Futures	7/2015	$1,045,229	$1,052,530	$7,301
53	Barclays Capital	CAC40 Index Futures	7/2015	2,832,967	2,828,201	(4,766)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
8	Barclays Capital	DAX Index Futures	9/2015	$ 2,424,642	$ 2,453,005	$ 28,363
77	Barclays Capital	FTSE 100 Index Futures	9/2015	8,015,755	7,856,847	(158,908)
5	Barclays Capital	FTSE/MIB Index Futures	9/2015	617,544	629,137	11,593
14	Barclays Capital	Hang Seng Index Futures	7/2015	2,442,993	2,366,340	(76,653)
9	Barclays Capital	IBEX 35 Index Futures	7/2015	1,076,430	1,081,116	4,686
12	Barclays Capital	MSCI Singapore Index Futures	7/2015	666,593	662,524	(4,069)
55	Barclays Capital	OMXS30 Index Futures	7/2015	1,034,862	1,022,892	(11,970)
404	Barclays Capital	S&P 500 E-Mini Futures	9/2015	42,167,474	41,498,880	(668,594)
36	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	4,924,794	4,864,756	(60,038)
10	Barclays Capital	SPI 200 Index Futures	9/2015	1,057,931	1,041,014	(16,917)
62	Barclays Capital	TOPIX Index Futures	9/2015	8,371,700	8,260,081	(111,619)

				76,678,914	75,617,323	(1,061,591)

Short Contracts:
84	Barclays Capital	Euro Stoxx 50 Index	9/2015	(3,219,752)	(3,217,725)	2,027

				$73,459,162	$72,399,598	$(1,059,564)

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	1,032,500	$790,086	$793,271	$3,185
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	1,032,500	790,079	793,272	3,193
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	1,638,206	1,309,155	1,310,253	1,098
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	2,729,204	2,184,468	2,182,845	(1,623)
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	1,021,791	1,095,340	1,096,199	859
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	1,052,791	1,128,606	1,129,456	850
Danish Krone, Expiring 09/16/15	CitiBank	DKK	104,500	15,362	15,651	289
Danish Krone, Expiring 09/16/15	Credit Suisse International	DKK	1,888,500	281,506	282,849	1,343
Euro, Expiring 09/16/15	CitiBank	EUR	941,940	1,046,059	1,051,269	5,210
Euro, Expiring 09/16/15	Credit Suisse International	EUR	1,231,940	1,365,436	1,374,928	9,492
British Pound, Expiring 09/16/15	CitiBank	GBP	1,507,001	2,295,350	2,366,554	71,204
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	1,507,000	2,295,339	2,366,552	71,213
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	6,577,500	848,092	848,470	378
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	6,577,500	848,090	848,470	380

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	263,000	$ 68,486	$ 69,713	$ 1,227
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	263,000	68,486	69,713	1,227
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	321,534,501	2,593,118	2,629,916	36,798
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	321,534,500	2,593,105	2,629,916	36,811
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	62,000	7,956	7,893	(63)
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	1,907,000	242,664	242,786	122
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	27,500	19,371	18,513	(858)
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	27,499	19,370	18,512	(858)
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	324,500	38,278	39,208	930
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	324,500	38,273	39,208	935
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	640,858	473,814	475,297	1,483
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	640,857	473,815	475,297	1,482

				$22,929,704	$23,176,011	$246,307

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	(1,087,000)	$(879,195)	$(869,393)	$9,802
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	(1,500)	(1,598)	(1,609)	(11)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(122,500)	(130,873)	(131,420)	(547)
Danish Krone, Expiring 09/16/15	CitiBank	DKK	(1,087,279)	(162,456)	(162,847)	(391)
Danish Krone, Expiring 09/16/15	Credit Suisse International	DKK	(1,087,278)	(162,455)	(162,847)	(392)
Euro, Expiring 09/16/15	CitiBank	EUR	(40,500)	(44,459)	(45,201)	(742)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(1,335,500)	(1,489,610)	(1,490,507)	(897)
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	(17,000)	(2,192)	(2,193)	(1)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(17,000)	(2,192)	(2,193)	(1)
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	(22,000)	(5,691)	(5,832)	(141)
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	(54,743)	(6,967)	(6,969)	(2)
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	(1,027,742)	(131,775)	(130,845)	930
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	(6,000)	(4,294)	(4,039)	255

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	(6,000)	$ (4,296)	$ (4,039)	$ 257
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	(3,228,119)	(389,270)	(390,039)	(769)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	(3,764,119)	(453,011)	(454,802)	(1,791)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	(13,500)	(9,971)	(10,012)	(41)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	(777,500)	(575,496)	(576,638)	(1,142)

				(4,455,801)	(4,451,425)	4,376

				$18,473,903	$18,724,586	$250,683

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at June 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	25 months maturity 08/20/2015	$780,126

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
ABC-Mart, Inc.	500	$28,688	$1,913
Ajinomoto Co., Inc.	24,000	516,698	2,309
Aozora Bank Ltd.	96,000	339,357	22,852
Asahi Glass Co., Ltd.	4,000	25,470	(1,455)
Asahi Kasei Corp.	24,000	194,280	2,582
Astellas Pharma, Inc.	29,500	412,162	8,090
Bandai Namco Holdings, Inc.	23,900	491,627	(29,770)
Bank of Yokohama Ltd./The	44,000	261,490	7,965
Bridgestone Corp.	3,700	139,612	(2,851)
Calbee, Inc.	9,800	338,680	74,175
Central Japan Railway Co.	3,000	445,433	95,931
Chiba Bank Ltd./The	15,000	113,928	294
Chubu Electric Power Co., Inc.	10,000	136,539	12,502
Chugai Pharmaceutical Co., Ltd.	4,600	119,483	39,186
Citizen Holdings Co., Ltd.	7,900	51,604	3,513
Dai Nippon Printing Co., Ltd.	10,000	84,296	18,893
Daicel Corp.	35,600	410,602	46,224
Daihatsu Motor Co., Ltd.	2,700	45,429	(6,999)
Dai-ichi Life Insurance Co., Ltd./The	19,600	301,141	83,754
Dentsu, Inc.	800	26,440	14,946
Disco Corp.	5,200	472,268	(42,390)
Don Quijote Holdings Co., Ltd.	6,000	229,636	25,658
Electric Power Development Co., Ltd.	1,000	26,435	8,891
FamilyMart Co., Ltd.	1,600	73,536	40
Fuji Electric Co., Ltd.	57,000	225,335	19,819

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Fuji Heavy Industries Ltd.	30,700	$927,015	$201,848
FUJIFILM Holdings Corp.	7,600	213,091	58,137
Fujitsu Ltd.	68,000	364,805	15,135
Fukuoka Financial Group, Inc.	10,000	44,524	7,307
Gree, Inc.	20,600	132,109	(11,812)
Hino Motors Ltd.	3,000	36,441	646
Hitachi Chemical Co., Ltd.	1,800	26,109	6,311
Hitachi High-Technologies Corp.	9,500	248,980	18,082
Hitachi Metals Ltd.	8,000	132,922	(9,934)
Hoya Corp.	29,000	1,023,725	137,718
Ibiden Co., Ltd.	4,200	72,589	(1,561)
Inpex Corp.	2,200	27,038	(2,066)
Isuzu Motors Ltd.	25,100	321,828	7,473
ITOCHU Corp.	33,000	407,874	27,964
Japan Airlines Co., Ltd.	44,000	1,346,081	187,294
JSR Corp.	20,200	335,544	21,053
JTEKT Corp.	4,500	60,536	24,561
JX Holdings, Inc.	5,800	23,592	1,414
Kajima Corp.	58,000	237,487	34,926
Kao Corp.	1,400	65,493	(383)
KDDI Corp.	1,800	43,522	(84)
Keisei Electric Railway Co., Ltd.	2,000	25,938	(2,159)
Keyence Corp.	200	78,562	29,233
Kobe Steel Ltd.	125,000	198,578	11,724
Koito Manufacturing Co., Ltd.	7,700	270,422	29,395
Konami Corp.	9,600	177,139	1,306
Konica Minolta, Inc.	17,100	178,434	20,869
Mabuchi Motor Co., Ltd.	7,300	270,935	190,808
Marubeni Corp.	8,000	47,512	(1,603)
Mazda Motor Corp.	15,500	323,321	(20,005)
MEIJI Holdings Co., Ltd.	900	77,484	38,643

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Chemical Holdings Corp.	37,100	$214,567	$18,666
Mitsubishi Electric Corp.	66,000	769,033	83,206
Mitsubishi Materials Corp.	11,000	26,640	15,597
Mitsubishi Motors Corp.	81,900	734,587	(38,107)
Mitsubishi Tanabe Pharma Corp.	18,200	278,202	(5,533)
Mitsubishi UFJ Financial Group, Inc.	47,400	338,959	2,059
Mitsui & Co., Ltd.	12,900	170,558	4,703
Mixi, Inc.	3,200	140,671	18,091
Mizuho Financial Group, Inc.	84,500	183,883	(1,047)
MS&AD Insurance Group Holdings, Inc.	8,400	266,076	(4,598)
Murata Manufacturing Co., Ltd.	1,300	130,500	96,370
Nippon Express Co., Ltd.	133,000	673,129	(19,643)
Nippon Shokubai Co., Ltd.	23,000	318,207	(3,589)
Nippon Steel & Sumitomo Metal Corp.	43,000	99,688	11,805
Nippon Telegraph & Telephone Corp.	9,200	237,586	95,599
Nippon Yusen KK	93,000	278,110	(19,193)
Nissin Foods Holdings Co., Ltd.	700	34,055	(3,386)
Nitori Holdings Co., Ltd.	2,700	153,156	66,971
Nitto Denko Corp.	3,600	229,946	65,695
NOK Corp.	34,000	1,000,529	52,921
Nomura Research Institute Ltd.	2,400	94,058	(209)
NTT Data Corp.	1,000	31,292	12,379
Omron Corp.	4,500	165,337	30,135
Oriental Land Co., Ltd.	2,800	123,147	55,462
Osaka Gas Co., Ltd.	36,000	132,860	9,225
Otsuka Corp.	13,500	585,756	44,446
Otsuka Holdings Co., Ltd.	19,800	624,128	6,764
Panasonic Corp.	66,500	777,250	133,548
Park24 Co., Ltd.	8,500	147,383	(1,868)
Recruit Holdings Co., Ltd.	16,300	503,024	(5,968)
Resona Holdings, Inc.	81,100	418,951	23,379
Rohm Co., Ltd.	6,400	331,223	97,572
Santen Pharmaceutical Co., Ltd.	49,700	651,884	51,307
Secom Co., Ltd.	1,700	89,069	21,372
Seiko Epson Corp.	4,100	73,194	(540)
Sekisui Chemical Co., Ltd.	58,000	695,731	16,279
Seven & I Holdings Co., Ltd.	5,000	214,743	(115)
Seven Bank Ltd.	5,400	20,940	4,058

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Shimadzu Corp.	11,000	$111,422	$37,872
Shimamura Co., Ltd.	5,600	581,176	6,763
Shimizu Corp.	32,000	213,935	55,362
Shinsei Bank Ltd.	28,000	56,171	256
Sojitz Corp.	183,800	326,388	119,999
Sompo Japan Nipponkoa Holdings, Inc.	5,200	192,457	(2,052)
Sony Corp.	27,500	738,937	41,976
Sony Financial Holdings, Inc.	8,100	144,480	(2,659)
Sumitomo Chemical Co., Ltd.	26,000	154,551	1,667
Sumitomo Electric Industries Ltd.	1,600	19,565	5,199
Sumitomo Heavy Industries Ltd.	128,000	793,995	(48,479)
Sumitomo Metal Mining Co., Ltd.	2,000	22,522	7,896
Sumitomo Mitsui Financial Group, Inc.	12,900	573,831	467
Sumitomo Rubber Industries Ltd.	28,200	490,557	(53,730)
Suruga Bank Ltd.	7,900	158,263	10,963
Suzuki Motor Corp.	10,300	261,413	86,206
T&D Holdings, Inc.	8,000	101,865	17,395
Taiheiyo Cement Corp.	27,000	84,698	(5,740)
Taisei Corp.	22,000	98,744	27,558
TDK Corp.	8,500	523,621	127,246
THK Co., Ltd.	7,200	165,547	(10,169)
Tohoku Electric Power Co., Inc.	79,900	978,205	103,600
Tokio Marine Holdings, Inc.	9,800	383,489	24,084
Tokyo Electric Power Co., Inc.	163,500	695,418	195,314
Tokyo Gas Co., Ltd.	43,000	208,634	19,640
Toppan Printing Co., Ltd.	15,000	117,760	7,639
Toyo Suisan Kaisha Ltd.	1,000	26,532	9,905
Trend Micro, Inc.	700	23,438	506
West Japan Railway Co.	4,000	178,679	77,238
Yamaha Corp.	5,300	99,590	7,229
Yamaha Motor Co., Ltd.	11,500	216,323	34,948

			3,266,224

Total of Long Equity Positions			3,266,224

Short Positions

Common Stocks
Japan
Acom Co., Ltd.	(142,300)	(375,477)	(170,014)
Advantest Corp.	(34,200)	(361,939)	6,342
Aeon Co., Ltd.	(63,200)	(632,963)	(263,850)
AEON Financial Service Co., Ltd.	(30,300)	(603,538)	(237,122)
Aisin Seiki Co., Ltd.	(1,600)	(74,990)	6,959

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Amada Holdings Co., Ltd.	(2,400)	$(15,996)	$(9,336)
Asahi Group Holdings Ltd.	(6,800)	(219,677)	3,721
Asics Corp.	(1,800)	(27,058)	(19,442)
Canon, Inc.	(2,800)	(97,857)	7,030
Chiyoda Corp.	(112,000)	(981,747)	(9,554)
Chugoku Electric Power Co., Inc./The	(11,900)	(181,467)	7,876
Credit Saison Co., Ltd.	(7,500)	(135,248)	(25,332)
Daikin Industries Ltd.	(13,600)	(917,073)	(60,609)
Daiwa Securities Group, Inc.	(29,000)	(222,365)	5,425
Denso Corp.	(9,100)	(417,737)	(35,017)
Eisai Co., Ltd.	(2,100)	(94,722)	(46,072)
Fast Retailing Co., Ltd.	(1,500)	(524,652)	(155,555)
GS Yuasa Corp.	(43,000)	(196,506)	27,656
Hirose Electric Co., Ltd.	(2,200)	(301,288)	(13,925)
Hitachi Construction Machinery Co., Ltd.	(1,800)	(30,504)	(1,006)
Hitachi Ltd.	(10,000)	(61,030)	(4,845)
Honda Motor Co., Ltd.	(21,000)	(705,758)	27,041
IHI Corp.	(226,000)	(1,042,366)	(9,929)
Isetan Mitsukoshi Holdings Ltd.	(53,700)	(722,707)	(236,680)
J Front Retailing Co., Ltd.	(23,200)	(301,176)	(135,477)
Japan Display, Inc.	(119,300)	(393,030)	(57,279)
Japan Tobacco, Inc.	(22,000)	(815,656)	33,572
JFE Holdings, Inc.	(1,200)	(26,766)	179
JGC Corp.	(24,000)	(482,737)	29,685
Kakaku.com, Inc.	(10,300)	(148,807)	(221)
Kansai Electric Power Co., Inc./The	(28,600)	(248,866)	(67,752)
Kawasaki Heavy Industries Ltd.	(5,000)	(19,263)	(4,043)
Kikkoman Corp.	(1,000)	(31,006)	(217)
Kintetsu Group Holdings Co., Ltd.	(147,000)	(508,794)	8,202
Komatsu Ltd.	(11,200)	(220,984)	(3,726)
Kubota Corp.	(18,000)	(265,166)	(20,249)
Kyocera Corp.	(3,400)	(171,785)	(4,989)
Kyowa Hakko Kirin Co., Ltd.	(2,000)	(24,205)	(1,931)
Kyushu Electric Power Co., Inc.	(146,500)	(1,572,013)	(126,496)
LIXIL Group Corp.	(9,300)	(200,093)	15,622
Makita Corp.	(1,100)	(59,578)	3
Marui Group Co., Ltd.	(124,500)	(1,323,201)	(358,864)
Minebea Co., Ltd.	(22,000)	(362,444)	(740)
Mitsubishi Heavy Industries Ltd.	(10,000)	(60,625)	(164)
Mitsui Chemicals, Inc.	(19,000)	(37,032)	(33,559)
Mitsui OSK Lines Ltd.	(124,000)	(364,081)	(32,842)
NGK Insulators Ltd.	(5,000)	(121,287)	(7,368)
NGK Spark Plug Co., Ltd.	(16,000)	(450,579)	7,472
Nidec Corp.	(6,200)	(397,491)	(66,503)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nintendo Co., Ltd.	(1,000)	$(147,080)	$(19,747)
Nippon Electric Glass Co., Ltd.	(52,000)	(215,871)	(47,093)
Nippon Paint Holdings Co., Ltd.	(11,300)	(342,686)	24,245
Nissan Motor Co., Ltd.	(11,300)	(88,393)	(29,657)
Nomura Holdings, Inc.	(29,700)	(160,957)	(39,573)
Obayashi Corp.	(49,000)	(281,941)	(75,374)
Odakyu Electric Railway Co., Ltd.	(3,000)	(25,204)	(2,787)
Olympus Corp.	(5,000)	(140,391)	(32,234)
Ono Pharmaceutical Co., Ltd.	(1,400)	(144,035)	(8,768)
Rakuten, Inc.	(47,600)	(505,425)	(263,036)
Ricoh Co., Ltd.	(152,200)	(1,577,765)	1,131
Sega Sammy Holdings, Inc.	(49,700)	(688,537)	38,694
Seibu Holdings, Inc.	(33,400)	(793,324)	19,865
Shimano, Inc.	(900)	(131,898)	9,083
Shiseido Co., Ltd.	(12,600)	(284,786)	(999)
Showa Shell Sekiyu KK	(2,800)	(26,376)	1,911
Softbank Corp.	(11,500)	(706,756)	29,372
Sumco Corp.	(102,200)	(1,462,594)	184,377
Sumitomo Corp.	(2,200)	(20,146)	(5,460)
Sumitomo Dainippon Pharma Co., Ltd.	(10,700)	(141,588)	23,670
Suntory Beverage & Food Ltd.	(22,400)	(947,871)	56,105
Taiyo Nippon Sanso Corp.	(12,000)	(168,208)	22,987
Teijin Ltd.	(11,000)	(20,325)	(22,360)
Terumo Corp.	(18,400)	(426,063)	(15,173)
Toray Industries, Inc.	(6,000)	(46,067)	(4,649)
Toshiba Corp.	(207,000)	(726,356)	16,491
TOTO Ltd.	(18,000)	(281,484)	(42,946)
Toyota Industries Corp.	(9,000)	(539,188)	26,670
Toyota Motor Corp.	(2,500)	(129,251)	(38,042)
Unicharm Corp.	(35,000)	(822,501)	(8,907)
Yahoo Japan Corp.	(141,900)	(500,790)	(71,926)
Yakult Honsha Co., Ltd.	(15,000)	(882,969)	(5,475)
Yamato Holdings Co., Ltd.	(14,800)	(293,204)	7,036
Yaskawa Electric Corp.	(57,000)	(665,426)	(63,630)
Yokogawa Electric Corp.	(27,700)	(328,124)	(28,630)
Yokohama Rubber Co., Ltd./The	(1,500)	(23,380)	(6,718)

			(2,405,470)

Total of Short Equity Positions			(2,405,470)

Total of Long and Short Equity Positions			860,754

Net Cash and Other Receivables/ (Payables) (b)			(80,628)

Swaps, at Value			$780,126

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	25 months maturity 08/20/2015	$784,100

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
DCC PLC	8,036	$601,762	$29,307

South Africa
Mondi PLC	6,542	123,987	16,858

Switzerland
Coca-Cola HBC AG	2,849	61,617	(474)

United Kingdom
Ashtead Group PLC	1,760	23,227	7,107
AstraZeneca PLC	5,751	401,111	(37,128)
BAE Systems PLC	32,463	232,165	(2,151)
Barratt Developments PLC	76,350	527,151	209,270
Berkeley Group Holdings PLC	7,400	285,361	103,501
BT Group PLC	100,569	679,449	32,714
Bunzl PLC	5,893	154,458	6,300
Capita PLC	1,267	23,182	1,437
Compass Group PLC	8,742	141,362	3,223
Daily Mail & General Trust PLC	1,699	23,648	1,143
Direct Line Insurance Group PLC	22,569	116,393	2,738
DS Smith PLC	44,906	258,297	14,021
easyJet PLC	1,550	37,819	(141)
GKN PLC	44,551	250,511	(16,448)
Hikma Pharmaceuticals PLC	9,936	351,908	(50,095)
Howden Joinery Group PLC	44,864	350,891	13,260
Imperial Tobacco Group PLC	13,622	673,327	(17,261)
International Consolidated Airlines Group SA	40,394	346,914	(33,008)
ITV PLC	12,718	37,555	15,065

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
John Wood Group PLC	4,230	$43,020	$(209)
Kingfisher PLC	83,282	442,992	11,269
Man Group PLC	409,147	1,231,201	(222,790)
Marks & Spencer Group PLC	9,550	81,573	(1,010)
National Grid PLC	48,368	695,289	(72,753)
Next PLC	1,634	169,217	22,029
Pearson PLC	6,300	129,264	(9,977)
Persimmon PLC	23,836	575,806	163,729
Premier Oil PLC	73,810	197,845	(24,992)
Royal Mail PLC	5,090	38,267	2,883
SABMiller PLC	475	26,393	(1,764)
Shire PLC	6,269	442,807	60,905
Sky PLC	3,614	48,802	10,062
Smith & Nephew PLC	4,803	78,255	2,999
Smiths Group PLC	1,402	24,845	6
SSE PLC	2,579	64,473	(2,252)
Tate & Lyle PLC	4,354	41,319	(5,772)
Taylor Wimpey PLC	369,796	904,407	174,021
Thomas Cook Group PLC	138,039	316,019	(19,303)
Travis Perkins PLC	2,031	56,608	10,659
Vedanta Resources PLC	36,350	329,393	(32,530)
Vodafone Group PLC	97,105	347,862	6,366
Whitbread PLC	717	46,497	9,207
William Hill PLC	5,809	36,782	15
WPP PLC	19,475	456,820	(19,681)

			314,664

Total of Long Equity Positions			360,355

Short Positions

Common Stocks
Switzerland
Glencore PLC	(103,942)	(532,035)	115,207

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Aberdeen Asset Management PLC	(53,788)	$(354,328)	$13,149
Admiral Group PLC	(34,876)	(852,355)	92,396
Aggreko PLC	(21,329)	(542,467)	60,702
Amec Foster Wheeler PLC	(4,195)	(54,126)	249
Anglo American PLC	(18,717)	(276,564)	6,170
Antofagasta PLC	(77,412)	(898,596)	60,701
ARM Holdings PLC	(34,001)	(533,531)	(22,857)
ASOS PLC	(6,449)	(248,131)	(145,046)
Balfour Beatty PLC	(7,894)	(29,727)	(263)
BP PLC	(47,135)	(313,142)	323
British American Tobacco PLC	(17,919)	(996,730)	31,926
Burberry Group PLC	(3,647)	(85,149)	(4,824)
Centrica PLC	(44,635)	(186,562)	1,350
Cobham PLC	(123,725)	(573,832)	62,847
Croda International PLC	(808)	(30,888)	(4,049)
Diageo PLC	(9,607)	(273,529)	(4,687)
Eurasian Natural Resources Corp. Ltd.	(15)	(53)	2
Experian PLC	(18,534)	(331,107)	(5,997)
G4S PLC	(26,358)	(115,168)	4,029
Hargreaves Lansdown PLC	(96,596)	(1,711,220)	(38,908)
Inmarsat PLC	(37,459)	(475,913)	(62,579)
Intertek Group PLC	(11,669)	(480,506)	31,833
Ladbrokes PLC	(250,739)	(426,930)	(84,372)
Old Mutual PLC	(12,945)	(40,803)	(172)
Petrofac Ltd.	(11,723)	(169,848)	(730)
Rolls-Royce Holdings PLC	(797,637)	(52)	(1,201)
Rolls-Royce Holdings PLC	(46,212)	(730,343)	99,122

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Royal Bank of Scotland Group PLC	(11,305)	$(58,340)	$(4,171)
RSA Insurance Group PLC	(85,070)	(574,404)	43,925
Serco Group PLC	(163,256)	(532,651)	229,912
Spectris PLC	(3,965)	(111,990)	(19,376)
Sports Direct International PLC	(9,268)	(92,916)	(11,580)
Standard Chartered PLC	(4,849)	(83,174)	5,520
Standard Life PLC	(9,786)	(70,545)	2,307
Tesco PLC	(298,144)	(999,288)	5,937
Weir Group PLC/The	(16,999)	(510,917)	57,856
WM Morrison Supermarkets PLC	(57,515)	(167,902)	4,630

			404,074

Total of Short Equity Positions			519,281

Total of Long and Short Equity Positions			879,636

Net Cash and Other Receivables/ (Payables) (b)			(95,536)

Swaps, at Value			$784,100

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the HKD/USD 1Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	25-26 months maturity ranging from 07/22/2015 -08/22/2015	$323,492

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Hong Kong
Bank of East Asia Ltd./The	31,200	$124,531	$11,775
BOC Hong Kong Holdings Ltd.	32,000	119,969	13,217
Cheung Kong Property Holdings Ltd.	33,000	211	273,527
CK Hutchison Holdings Ltd.	47,500	782,209	(83,865)
CLP Holdings Ltd.	76,000	658,911	(12,983)
Hang Lung Properties Ltd.	92,000	266,317	7,100
Hang Seng Bank Ltd.	4,400	88,145	(2,209)
Henderson Land Development Co., Ltd.	38,500	275,520	(12,336)
Kerry Properties Ltd.	74,500	290,368	1,658
Li & Fung Ltd.	378,000	363,821	(64,153)
MTR Corp. Ltd.	87,000	346,044	58,730
New World Development Co., Ltd.	194,000	252,943	546
Power Assets Holdings Ltd.	38,500	361,698	(10,678)
Sino Land Co., Ltd.	268,000	437,712	9,611
Swire Pacific Ltd.	5,000	57,044	5,741
WH Group Ltd.	530,000	368,852	(8,128)

			187,553

Total of Long Equity Positions			187,553

Short Positions

Common Stocks
Hong Kong
AIA Group Ltd.	(114,200)	(730,004)	(16,711)
Cathay Pacific Airways Ltd.	(109,000)	(264,341)	(3,463)
Galaxy Entertainment Group Ltd.	(111,000)	(520,980)	79,315

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
HKT Trust & HKT Ltd.	(353,000)	$(446,572)	$31,767
Hong Kong & China Gas Co., Ltd.	(747,120)	(1,563,157)	(2,326)
MGM China Holdings Ltd.	(240,800)	(433,289)	40,095
Sands China Ltd.	(21,600)	(80,459)	7,865
SJM Holdings Ltd.	(210,000)	(234,620)	7,557
Sun Hung Kai Properties Ltd.	(6,031)	(83,924)	(13,675)
Swire Properties Ltd.	(126,600)	(407,914)	4,125
Techtronic Industries Co., Ltd.	(138,500)	(469,764)	16,921
Wheelock & Co., Ltd.	(7,000)	(34,458)	(1,261)
Wynn Macau Ltd.	(150,800)	(447,236)	195,963

			346,172

United States
Samsonite International SA	(46,500)	(160,085)	(460)

Total of Short Equity Positions			345,712

Total of Long and Short Equity Positions			533,265

Net Cash and Other Receivables/ (Payables) (b)			(209,773)

Swaps, at Value			$323,492

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	25 months maturity 08/20/2015	$623,176

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Amcor Ltd.	31,769	$286,701	$49,017
Boral Ltd.	175,457	818,547	(28,137)
Caltex Australia Ltd.	33,308	847,596	(29,946)
Challenger Ltd.	29,189	154,831	(3,527)
Coca-Cola Amatil Ltd.	21,635	152,919	(307)
CSL Ltd.	468	25,487	5,712
Echo Entertainment Group Ltd.	231,942	806,528	(27,922)
Macquarie Group Ltd.	7,781	349,325	138,196
Newcrest Mining Ltd.	76,601	798,032	(26,726)
Qantas Airways Ltd.	265,599	512,452	132,949
Sonic Healthcare Ltd.	1,534	21,726	3,534
Tabcorp Holdings Ltd.	44,588	157,353	(1,061)
Telstra Corp. Ltd.	109,730	484,906	34,397
Woodside Petroleum Ltd.	40,750	1,088,759	(13,503)
WorleyParsons Ltd.	3,272	33,650	(7,380)

			225,296

Ireland
James Hardie Industries PLC	2,088	19,144	8,647

Total of Long Equity Positions			233,943

Short Positions

Common Stocks
Australia
AMP Ltd.	(7,158)	(27,907)	(5,308)
Brambles Ltd.	(51,894)	(434,404)	11,067

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
Crown Resorts Ltd.	(31,601)	$(323,847)	$26,925
Flight Centre Travel Group Ltd.	(2,840)	(81,979)	7,336
Iluka Resources Ltd.	(43,749)	(224,940)	(33,778)
Metcash Ltd.	(9,616)	(8,049)	(133)
Orica Ltd.	(2,983)	(43,125)	(5,840)
Origin Energy Ltd.	(2,878)	(28,190)	1,629
QBE Insurance Group Ltd.	(49,368)	(487,856)	(31,994)
Seek Ltd.	(305,994)	(3,760,972)	445,000
Westpac Banking Corp.	(4,639)	(120,653)	5,875

			420,779

Total of Short Equity Positions			420,779

Total of Long and Short Equity Positions			654,722

Net Cash and Other Receivables/ (Payables) (b)			(31,546)

Swaps, at Value			$623,176

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at June 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	20-25 months maturity 02/23/2017	$334,454

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Domtar Corp.	10,435	$461,348	$(29,339)

Ireland
Accenture PLC	1,506	143,074	2,677
Medtronic PLC	7,237	545,143	(8,881)

			(6,204)

Singapore
Flextronics International Ltd.	72,535	873,155	(52,784)

Switzerland
ACE Ltd.	2,546	260,828	(1,951)
TE Connectivity Ltd.	3,900	277,056	(26,286)

			(28,237)

United Kingdom
Delphi Automotive PLC	4,800	376,800	31,632
International Game Technology PLC	2,792	50,144	(558)

			31,074

United States
3M Co.	7,556	1,209,376	(43,485)
Abbott Laboratories	10,279	496,436	8,058
AbbVie, Inc.	11,800	689,609	103,233
Activision Blizzard, Inc.	17,700	415,773	12,744
Acuity Brands, Inc.	500	81,745	8,245
Adobe Systems, Inc.	1,000	77,130	3,880
AES Corp.	3,500	40,740	5,670
Aetna, Inc.	9,195	916,566	255,429
Aflac, Inc.	17,965	1,127,807	(10,384)
AGCO Corp.	500	24,925	3,465
Agilent Technologies, Inc.	5,799	236,619	(12,893)
Akamai Technologies, Inc.	8,877	631,505	(11,713)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alaska Air Group, Inc.	3,000	$186,690	$6,600
Alleghany Corp.	53	25,443	(598)
Alliant Energy Corp.	557	32,127	23
Allstate Corp./The	13,411	898,055	(28,083)
Ally Financial, Inc.	8,801	184,513	12,893
Alnylam Pharmaceuticals, Inc.	1,100	106,348	25,509
Altria Group, Inc.	19,851	998,376	(27,464)
Amazon.com, Inc.	362	155,085	2,056
Amdocs Ltd.	24,899	1,342,731	16,506
Ameren Corp.	828	31,201	(2)
American Airlines Group, Inc.	5,800	278,458	(46,835)
American Electric Power Co., Inc.	5,807	331,650	(24,053)
American Express Co.	3,681	291,891	(5,803)
American International Group, Inc.	2,500	140,001	14,549
Ameriprise Financial, Inc.	6,021	816,392	(64,189)
AmerisourceBergen Corp.	16,737	1,834,053	(54,240)
Amgen, Inc.	9,533	1,489,229	(25,723)
ANSYS, Inc.	966	83,604	4,534
Anthem, Inc.	5,785	873,927	75,623
AO Smith Corp.	5,566	367,369	33,271
Apollo Education Group, Inc.	12,300	320,784	(162,360)
Apple, Inc.	3,602	454,357	(2,577)
Applied Materials, Inc.	12,600	251,485	(9,313)
Archer-Daniels-Midland Co.	21,306	1,037,849	(10,473)
Arrow Electronics, Inc.	12,925	789,274	(68,059)
Ashland, Inc.	919	113,930	(1,904)
Assurant, Inc.	5,028	315,949	20,927
Assured Guaranty Ltd.	24,439	594,981	(8,689)
Atmel Corp.	27,600	232,116	39,882
Atwood Oceanics, Inc.	4,100	134,279	(25,875)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Autodesk, Inc.	700	$42,791	$(7,738)
Automatic Data Processing, Inc.	4,855	416,538	(27,021)
Avery Dennison Corp.	2,369	138,901	5,466
Avnet, Inc.	18,676	831,396	(63,626)
Avon Products, Inc.	41,800	363,091	(101,423)
Bank of America Corp.	5,500	86,359	7,251
BB&T Corp.	1,145	46,447	(292)
Becton Dickinson and Co.	2,779	398,172	(4,527)
Bed Bath & Beyond, Inc.	1,500	116,490	(13,020)
Bemis Co., Inc.	14,807	678,412	(11,949)
Best Buy Co., Inc.	21,867	809,714	(96,631)
Big Lots, Inc.	19,000	913,140	(58,330)
Biogen, Inc.	2,797	1,117,563	12,257
BioMarin Pharmaceutical, Inc.	3,300	399,959	51,415
Boeing Co./The	1,600	236,869	(14,917)
Boston Scientific Corp.	16,700	247,828	47,762
Brinker International, Inc.	2,500	148,925	(4,800)
Bristol-Myers Squibb Co.	910	59,188	1,363
Broadridge Financial Solutions, Inc.	12,947	686,731	(39,251)
Brocade Communications Systems, Inc.	99,773	1,218,717	(33,414)
Brunswick Corp./DE	2,700	152,253	(14,931)
Bunge Ltd.	8,901	792,298	(10,790)
CA, Inc.	10,472	337,811	(31,086)
California Resources Corp.	41,500	292,417	(41,757)
Cameron International Corp.	7,154	353,718	20,937
Capital One Financial Corp.	4,687	393,059	19,256
Cardinal Health, Inc.	1,709	149,189	(6,231)
Carnival Corp.	4,303	210,322	2,203
Carter’s, Inc.	7,825	738,906	92,891
CBOE Holdings, Inc.	1,300	81,386	(7,000)
CBS Corp.	600	36,120	(2,820)
CDW Corp.	11,131	398,437	(16,866)
Celanese Corp.	1,300	75,192	18,252
Centene Corp.	7,546	493,901	112,798
CF Industries Holdings, Inc.	3,500	206,686	18,294
Chico’s FAS, Inc.	13,551	242,134	(16,781)
Chubb Corp./The	418	40,377	(609)
Cintas Corp.	6,403	532,258	9,372
Cisco Systems, Inc.	48,800	1,388,530	(48,482)
CIT Group, Inc.	2,952	133,755	3,483
Citigroup, Inc.	3,604	198,833	252
Citrix Systems, Inc.	3,468	222,943	20,371

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cliffs Natural Resources, Inc.	68,400	$469,868	$(173,696)
Clorox Co./The	2,290	239,462	(1,257)
Coach, Inc.	7,300	288,236	(35,583)
Coca-Cola Co./The	6,641	270,385	(9,859)
Coca-Cola Enterprises, Inc.	25,598	1,148,373	(36,395)
Cognizant Technology Solutions Corp.	3,300	198,627	2,970
Comcast Corp.	9,551	556,235	18,162
Community Health Systems, Inc.	10,933	552,870	135,581
CommVault Systems, Inc.	1,500	65,340	(1,725)
Compass Minerals International, Inc.	700	64,463	(6,965)
Computer Sciences Corp.	2,102	139,826	(1,851)
Consolidated Edison, Inc.	5,897	358,715	(17,396)
Con-way, Inc.	2,600	114,790	(15,028)
Corning, Inc.	39,290	918,218	(143,026)
CR Bard, Inc.	2,785	483,155	(7,755)
Crane Co.	5,520	334,646	(10,456)
CSX Corp.	17,482	591,322	(20,535)
Cummins, Inc.	4,262	592,800	(33,669)
CVS Health Corp.	6,765	685,895	23,618
Danaher Corp.	10,362	865,043	21,841
Darden Restaurants, Inc.	2,380	160,624	8,546
Dean Foods Co.	10,908	176,278	104
Deckers Outdoor Corp.	10,327	755,759	(12,525)
Delta Air Lines, Inc.	21,400	957,864	(78,752)
Denbury Resources, Inc.	68,220	552,920	(119,040)
DENTSPLY International, Inc.	2,954	150,212	2,067
Devon Energy Corp.	700	42,179	(536)
Dick’s Sporting Goods, Inc.	7,940	428,568	(17,514)
Dillards, Inc.	3,015	375,136	(57,988)
Discover Financial Services	8,241	475,263	(416)
Dollar General Corp.	6,100	424,316	49,898
Dollar Tree, Inc.	8,100	621,513	18,306
Domino’s Pizza, Inc.	218	22,145	2,576
Dover Corp.	800	59,432	(3,288)
Dow Chemical Co./The	5,916	293,465	9,257
DR Horton, Inc.	1,059	28,713	261
Dr. Pepper Snapple Group, Inc.	15,898	1,206,797	(47,833)
DST Systems, Inc.	2,960	332,184	40,717
DSW, Inc.	1,100	39,908	(3,201)
DTE Energy Co.	8,313	649,665	(29,182)
Dun & Bradstreet Corp./The	7,688	977,788	(39,852)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
eBay, Inc.	14,737	$845,303	$42,454
Edison International	4,563	278,468	(24,856)
Edwards Lifesciences Corp.	5,747	755,570	62,975
Electronic Arts, Inc.	10,700	615,134	96,416
Eli Lilly & Co.	299	21,582	3,381
Emerson Electric Co.	6,123	353,912	(14,515)
Energizer Holdings, Inc.	500	67,782	(2,007)
EOG Resources, Inc.	1,126	105,651	(7,069)
Equifax, Inc.	9,079	891,647	(10,167)
Estee Lauder Cos., Inc./The	5,800	500,421	2,207
Expedia, Inc.	5,100	478,246	79,439
F5 Networks, Inc.	420	49,059	1,488
FactSet Research Systems, Inc.	175	28,231	208
Fairchild Semiconductor International, Inc.	26,291	435,528	21,409
FedEx Corp.	1,576	277,451	(8,901)
Fidelity National Information Services, Inc.	1,127	72,128	(2,479)
Fifth Third BanCorp.	5,713	117,595	1,349
First Solar, Inc.	13,736	754,980	(109,662)
Fiserv, Inc.	1,174	92,974	4,268
Flowserve Corp.	485	28,386	(2,846)
Fluor Corp.	500	28,785	(2,280)
FNF Group	700	26,887	(994)
Foot Locker, Inc.	9,600	537,610	105,686
Ford Motor Co.	12,829	205,389	(12,826)
Fossil Group, Inc.	2,600	258,232	(77,896)
Franklin Resources, Inc.	2,059	109,725	(8,773)
GameStop Corp.	700	26,152	3,920
Gannett Co., Inc.	5,300	74,035	112
Gap, Inc./The	15,000	613,982	(41,432)
Gartner, Inc.	372	32,527	(617)
General Dynamics Corp.	9,903	1,366,150	37,006
General Electric Co.	18,400	459,445	29,443
General Motors Co.	29,779	1,081,433	(88,899)
Gilead Sciences, Inc.	17,136	1,843,647	162,636
GNC Holdings, Inc.	554	25,215	(573)
Goodyear Tire & Rubber Co./The	31,352	859,036	86,227
Google, Inc.	1,782	979,014	(16,662)
Graham Holdings Co.	590	620,775	13,505
H&R Block, Inc.	11,162	343,104	(12,151)
Harman International Industries, Inc.	1,700	233,172	(30,974)
Harris Corp.	321	25,088	(400)
Hartford Financial Services Group, Inc./The	6,000	248,315	1,105
HCA Holdings, Inc.	10,700	741,724	228,980

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
HD Supply Holdings, Inc.	4,500	$146,120	$12,190
Health Net, Inc.	31,530	1,809,227	212,477
Helix Energy Solutions Group, Inc.	23,400	327,793	(32,251)
Hess Corp.	833	64,280	(8,569)
Hewlett-Packard Co.	42,769	1,497,449	(213,952)
HollyFrontier Corp.	8,116	321,688	24,784
Home Depot, Inc./The	5,821	650,094	(3,206)
Hormel Foods Corp.	1,761	99,132	136
Hubbell, Inc.	2,039	227,455	(6,672)
Humana, Inc.	4,705	797,324	102,649
Huntington Ingalls Industries, Inc.	11,951	1,533,616	(188,053)
IAC/InterActiveCorp.	7,692	557,275	55,469
IDEX Corp.	400	30,656	776
IHS, Inc.	2,200	262,020	20,966
Informatica Corp.	8,571	393,319	22,117
Ingersoll-Rand PLC	800	54,208	(272)
Integrated Device Technology, Inc.	38,400	785,042	48,238
Intel Corp.	31,900	1,030,925	(60,687)
International Business Machines Corp.	3,695	619,416	(18,387)
International Paper Co.	29,943	1,583,503	(158,515)
Interpublic Group of Cos., Inc./The	24,981	528,805	(47,421)
Intuit, Inc.	4,085	412,117	(472)
Invesco Ltd.	10,433	415,208	(24,075)
ITT Corp.	4,560	186,963	3,827
Jabil Circuit, Inc.	10,500	233,415	(9,870)
Jacobs Engineering Group, Inc.	6,887	297,828	(18,078)
Janus Capital Group, Inc.	8,389	149,584	(5,965)
JetBlue Airways Corp.	5,700	97,001	21,331
Johnson & Johnson	7,904	790,516	(20,192)
JPMorgan Chase & Co.	14,900	906,640	102,984
Juniper Networks, Inc.	11,700	279,981	23,868
KBR, Inc.	21,500	377,539	41,281
KeyCorp.	3,636	53,526	1,087
Kimberly-Clark Corp.	13,528	1,459,104	(25,542)
KLA-Tencor Corp.	600	38,358	(4,632)
Kohl’s Corp.	5,024	368,185	(53,632)
Kroger Co./The	9,309	668,476	6,519
L Brands, Inc.	6,300	578,068	(37,969)
L-3 Communications Holdings, Inc.	3,750	463,793	(38,618)
Lam Research Corp.	2,600	212,953	(1,443)
Lear Corp.	3,700	400,673	14,689
Legg Mason, Inc.	3,000	154,100	490
Lennox International, Inc.	1,233	131,554	1,228
Lexmark International, Inc.	12,056	529,917	2,958

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Liberty Interactive Corp. QVC Group	3,967	$113,468	$(3,384)
LifePoint Health, Inc.	2,876	203,132	46,937
Lincoln Electric Holdings, Inc.	4,846	318,913	(23,840)
Lincoln National Corp.	10,451	603,378	15,530
Lockheed Martin Corp.	1,100	217,327	(12,837)
Lowe’s Cos., Inc.	9,632	691,242	(46,187)
LyondellBasell Industries NV	9,638	881,443	116,283
Macy’s, Inc.	4,180	271,679	10,346
ManpowerGroup, Inc.	17,988	1,493,879	113,889
Marathon Oil Corp.	6,333	180,079	(12,002)
Marathon Petroleum Corp.	15,509	791,386	19,890
Marvell Technology Group Ltd.	44,170	665,855	(83,473)
Masco Corp.	22,279	598,494	(4,313)
MasterCard, Inc.	500	43,760	2,980
McDonald’s Corp.	257	24,870	(437)
McGraw Hill Financial, Inc.	1,549	160,156	(4,559)
Medivation, Inc.	5,309	649,211	(42,923)
Merck & Co., Inc.	13,664	799,536	(21,645)
MetLife, Inc.	28,500	1,455,868	139,847
Micron Technology, Inc.	13,500	407,781	(153,441)
Microsoft Corp.	19,803	850,959	23,344
Molson Coors Brewing Co.	2,555	193,137	(14,772)
Mondelez International, Inc.	7,617	306,678	6,685
Moody’s Corp.	1,875	196,441	5,984
Morgan Stanley	31,700	1,170,985	58,658
Mosaic Co./The	4,588	215,474	(526)
MSCI, Inc.	3,928	242,929	(1,160)
Murphy Oil Corp.	889	41,729	(4,774)
Murphy USA, Inc.	3,436	216,663	(24,866)
Nabors Industries Ltd.	48,734	662,999	40,232
NASDAQ OMX Group, Inc./The	4,701	234,673	(5,217)
Navient Corp.	30,500	642,079	(86,674)
NCR Corp.	4,999	149,034	1,436
NetApp, Inc.	20,429	714,132	(69,393)
Newfield Exploration Co.	11,400	376,088	35,680
News Corp.	1,693	27,231	(2,530)
NIKE, Inc.	5,916	546,139	92,907
Nordstrom, Inc.	1,200	94,104	(4,704)
Norfolk Southern Corp.	500	55,335	(11,655)
Northrop Grumman Corp.	7,434	1,197,264	(18,009)
NVIDIA Corp.	13,700	306,537	(31,030)
Oil States International, Inc.	2,975	128,828	(18,069)
ON Semiconductor Corp.	34,828	417,670	(10,531)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Oracle Corp.	17,520	$764,958	$(58,902)
Orbital ATK, Inc.	1,900	137,748	1,636
O’Reilly Automotive, Inc.	200	41,140	4,056
Oshkosh Corp.	1,500	70,155	(6,585)
Owens Corning	22,485	888,354	39,152
Packaging Corp. of America	2,383	149,859	(945)
Parker Hannifin Corp.	1,200	147,840	(8,244)
Patterson Cos., Inc.	2,861	139,021	167
PBF Energy, Inc.	3,101	92,031	(3,901)
PepsiCo, Inc.	23,570	2,243,339	(43,315)
Pfizer, Inc.	17,210	593,422	(16,371)
PG&E Corp.	18,539	976,031	(65,766)
Philip Morris International, Inc.	501	41,168	(1,003)
Phillips 66	5,784	457,385	8,574
Pilgrim’s Pride Corp.	11,000	295,958	(43,288)
Pinnacle West Capital Corp.	4,372	259,063	(10,340)
Pitney Bowes, Inc.	51,402	1,140,308	(70,632)
PNC Financial Services Group, Inc./The	2,528	241,836	(33)
Procter & Gamble Co./The	18,814	1,513,766	(41,759)
PTC, Inc.	7,007	244,262	43,166
Public Service Enterprise Group, Inc.	30,003	1,217,295	(38,777)
PulteGroup, Inc.	7,100	162,732	(19,667)
Quanta Services, Inc.	5,717	164,695	69
Quintiles Transnational Holdings, Inc.	4,957	325,756	34,172
Rackspace Hosting, Inc.	12,521	564,998	(99,342)
Ralph Lauren Corp.	4,100	541,374	1,302
Raytheon Co.	3,751	393,553	(34,657)
Red Hat, Inc.	327	23,266	1,564
Regal-Beloit Corp.	1,127	87,928	(6,119)
Regions Financial Corp.	8,740	89,027	1,519
Reinsurance Group of America, Inc.	4,830	439,713	18,509
Reliance Steel & Aluminum Co.	401	22,622	1,631
RenaissanceRe Holdings Ltd.	1,024	104,709	(763)
Republic Services, Inc.	6,761	265,434	(606)
Rite Aid Corp.	23,555	197,702	(1,018)
Robert Half International, Inc.	5,616	315,715	(4,027)
Rock-Tenn Co.	7,699	518,813	(55,333)
Rockwell Automation, Inc.	2,984	365,466	6,460
Ross Stores, Inc.	12,200	619,385	(26,343)
Ryder System, Inc.	500	47,060	(3,375)
Santander Consumer USA Holdings, Inc.	6,386	158,562	4,728

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SEI Investments Co.	3,821	$166,267	$21,077
Skyworks Solutions, Inc.	7,200	614,387	135,133
SM Energy Co.	10,701	541,735	(48,205)
Snap-on, Inc.	972	143,605	11,186
SolarWinds, Inc.	2,432	118,947	(6,759)
Southwest Airlines Co.	15,695	677,382	(158,035)
Spirit AeroSystems Holdings, Inc.	30,907	1,595,758	107,527
SPX Corp.	400	34,120	(5,164)
St. Jude Medical, Inc.	1,983	144,888	10
Staples, Inc.	22,200	377,104	(37,222)
State Street Corp.	9,101	704,463	(3,686)
Steel Dynamics, Inc.	17,900	365,491	5,307
Stryker Corp.	3,006	278,990	8,294
SunTrust Banks, Inc.	578	24,874	(8)
Superior Energy Services, Inc.	11,800	260,898	(12,626)
SUPERVALU, Inc.	76,840	782,938	(161,303)
Symantec Corp.	17,348	446,040	(42,699)
Synopsys, Inc.	8,209	400,577	15,209
Target Corp.	14,227	1,134,234	27,116
TEGNA, Inc.	10,601	295,248	44,726
Teradyne, Inc.	27,542	539,782	(8,496)
Terex Corp.	22,600	592,222	(66,772)
Tesoro Corp.	7,139	612,849	(10,246)
Texas Instruments, Inc.	3,427	187,535	(11,011)
Thermo Fisher Scientific, Inc.	1,205	154,113	2,248
Thoratec Corp.	5,600	226,072	23,520
Time Warner, Inc.	2,873	242,100	9,029
Timken Co./The	10,300	438,162	(61,491)
TJX Cos., Inc./The	10,800	730,305	(15,669)
Towers Watson & Co.	800	105,768	(5,128)
Travelers Cos., Inc./The	8,214	802,990	(9,025)
Trinity Industries, Inc.	11,500	368,379	(64,434)
Tupperware Brands Corp.	1,800	130,572	(14,400)
Tyco International PLC	644	26,776	(1,995)
Tyson Foods, Inc.	4,501	182,875	9,002
Ulta Salon Cosmetics & Fragrance, Inc.	400	54,364	7,416
Union Pacific Corp.	2,416	276,028	(45,614)
United States Steel Corp.	11,900	300,308	(54,930)
United Therapeutics Corp.	6,100	946,354	114,741
UnitedHealth Group, Inc.	17,490	2,021,314	112,466
Universal Health Services, Inc.	3,721	431,867	96,887
Unum Group	14,265	496,582	13,391
Urban Outfitters, Inc.	6,600	252,516	(21,516)
US Bancorp.	2,853	124,297	(476)
Valero Energy Corp.	29,105	1,731,596	90,377

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Validus Holdings Ltd.	5,848	$256,951	$303
VCA, Inc.	2,665	138,838	6,151
Vectren Corp.	1,984	81,055	(4,710)
VeriSign, Inc.	4,096	263,554	(10,749)
VF Corp.	6,966	513,357	(27,548)
Viacom, Inc.	15,330	1,009,265	(18,333)
Voya Financial, Inc.	6,054	266,624	14,705
WABCO Holdings, Inc.	900	99,090	12,258
Waddell & Reed Financial, Inc.	7,200	360,504	(19,872)
Wal-Mart Stores, Inc.	10,125	807,634	(89,468)
Waste Management, Inc.	12,364	587,759	(14,687)
Waters Corp.	935	115,720	4,315
Wells Fargo & Co.	7,026	395,286	(144)
Western Digital Corp.	10,067	945,396	(155,942)
Western Refining, Inc.	16,358	751,836	(38,300)
Western Union Co./The	7,953	163,936	(2,252)
Westlake Chemical Corp.	2,300	154,239	3,518
Whirlpool Corp.	2,100	434,468	(71,063)
Whiting Petroleum Corp.	6,090	236,586	(31,962)
Whole Foods Market, Inc.	1,801	72,959	(1,927)
Williams-Sonoma, Inc.	2,900	236,930	1,653
Xerox Corp.	49,076	579,972	(57,804)
Xilinx, Inc.	9,976	441,220	(680)
Yahoo!, Inc.	16,157	704,389	(69,580)
Yum! Brands, Inc.	600	45,630	8,418
Zoetis, Inc.	4,751	229,852	(758)

			(1,618,315)

Total of Long Equity Positions			(1,703,805)

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(1,501)	(97,108)	(908)
Restaurant Brands International, Inc.	(30,999)	(1,212,453)	27,981

			27,073

Ireland
Alkermes PLC	(11,100)	(776,745)	62,571
Endo International PLC	(11,169)	(944,921)	55,311
Jazz Pharmaceuticals PLC	(6,800)	(1,187,288)	(9,988)
Perrigo Co PLC	(600)	(91,140)	(19,758)

			88,136

Netherlands
Core Laboratories NV	(10,600)	(1,193,521)	(15,303)
Sensata Technologies Holding NV	(37,080)	(2,031,209)	75,610

			60,307

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Norway
Golar LNG Ltd.	(21,442)	$(754,787)	$(248,698)

Panama
Copa Holdings SA	(5,484)	(513,246)	60,322

Sweden
Autoliv, Inc.	(2,371)	(282,257)	5,443

Switzerland
Weatherford International PLC	(21,066)	(271,695)	13,215

United Kingdom
Aon PLC	(2,333)	(231,241)	(1,313)
Ensco PLC	(10,000)	(310,700)	88,000
Michael Kors Holdings Ltd.	(4,100)	(298,275)	125,706
Noble Corp. PLC	(8,720)	(162,636)	28,435
Willis Group Holdings PLC	(7,100)	(338,704)	5,714

			246,542

United States
Abercrombie & Fitch Co.	(4,131)	(88,747)	(111)
ADT Corp./The	(9,897)	(377,988)	45,746
Advance Auto Parts, Inc.	(5,343)	(791,897)	(59,189)
AECOM	(25,429)	(752,677)	(88,515)
Air Lease Corp.	(5,654)	(216,742)	25,072
Airgas, Inc.	(400)	(46,376)	4,064
Akorn, Inc.	(12,681)	(560,034)	6,381
Albemarle Corp.	(7,578)	(450,842)	32,006
Alcoa, Inc.	(3,949)	(61,514)	17,483
Alexion Pharmaceuticals, Inc.	(3,735)	(668,412)	(6,764)
Align Technology, Inc.	(6,140)	(352,797)	(32,243)
Allegheny Technologies, Inc.	(13,355)	(438,543)	35,222
Allergan PLC	(2,425)	(702,716)	(33,174)
Alliance Data Systems Corp.	(5,712)	(1,671,648)	4,087
AMC Networks, Inc.	(400)	(27,528)	(5,212)
American Eagle Outfitters, Inc.	(4,000)	(58,080)	(10,800)
AMETEK, Inc.	(2,658)	(137,064)	(8,541)
Amphenol Corp.	(7,973)	(445,978)	(16,217)
Anadarko Petroleum Corp.	(6,469)	(505,699)	728
Antero Resources Corp.	(14,300)	(517,074)	26,012
Apache Corp.	(6,994)	(470,394)	67,330
Armstrong World Industries, Inc.	(1,200)	(62,232)	(1,704)
ARRIS Group, Inc.	(28,708)	(931,286)	52,821
Arthur J Gallagher & Co.	(3,300)	(158,292)	2,202

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ascena Retail Group, Inc.	(10,366)	$(166,527)	$(6,119)
AT&T, Inc.	(12,089)	(409,454)	(19,947)
AutoNation, Inc.	(700)	(44,205)	119
Avis Budget Group, Inc.	(2,300)	(144,249)	42,865
B/E Aerospace, Inc.	(7,518)	(446,921)	34,183
Ball Corp.	(11,336)	(805,007)	9,787
BorgWarner, Inc.	(22,113)	(1,322,867)	65,964
Brookdale Senior Living, Inc.	(44,764)	(1,630,281)	76,970
Brown-Forman Corp.	(6,243)	(585,734)	(39,690)
Cabela’s, Inc.	(13,300)	(703,912)	39,178
Cablevision Systems Corp.	(17,936)	(384,668)	(44,720)
Cabot Oil & Gas Corp.	(26,234)	(772,795)	(54,625)
Calpine Corp.	(2,100)	(44,604)	6,825
Campbell Soup Co.	(1,700)	(79,730)	(1,275)
CarMax, Inc.	(15,559)	(1,070,873)	40,711
CDK Global, Inc.	(10,286)	(516,451)	(38,787)
Celgene Corp.	(791)	(90,276)	(1,271)
CenterPoint Energy, Inc.	(3,601)	(74,947)	6,420
CenturyLink, Inc.	(12,496)	(464,056)	96,923
CH Robinson Worldwide, Inc.	(1,446)	(100,402)	10,186
Charles River Laboratories International, Inc.	(2,519)	(181,131)	3,945
Charles Schwab Corp./The	(77,490)	(2,432,192)	(97,856)
Cheniere Energy, Inc.	(10,389)	(773,006)	53,464
Chevron Corp.	(3,236)	(333,875)	21,698
Chipotle Mexican Grill, Inc.	(959)	(620,741)	40,556
Church & Dwight Co., Inc.	(304)	(25,621)	958
Ciena Corp.	(28,420)	(620,909)	(52,076)
Cimarex Energy Co.	(3,038)	(343,171)	8,049
Clean Harbors, Inc.	(16,942)	(890,482)	(19,981)
CME Group, Inc.	(2,300)	(216,660)	2,622
Cobalt International Energy, Inc.	(77,108)	(760,356)	11,638
Colfax Corp.	(12,981)	(659,130)	60,057
ConAgra Foods, Inc.	(1,100)	(37,136)	(10,956)
Concho Resources, Inc.	(5,434)	(635,386)	16,671
CONSOL Energy, Inc.	(39,971)	(1,155,764)	286,794
Constellation Brands, Inc.	(11,656)	(1,357,484)	5,155
Cooper Cos., Inc./The	(2,049)	(358,088)	(6,573)
CoStar Group, Inc.	(3,400)	(638,970)	(45,314)
Coty, Inc.	(7,272)	(215,236)	(17,250)
Cree, Inc.	(7,416)	(263,360)	70,322
Crown Holdings, Inc.	(4,100)	(205,861)	(11,070)
CST Brands, Inc.	(7,965)	(321,253)	10,140
Cullen/Frost Bankers, Inc.	(5,203)	(364,564)	(44,288)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cypress Semiconductor Corp.	(20,527)	$(288,818)	$47,421
DaVita HealthCare Partners, Inc.	(9,735)	(789,796)	16,155
Discovery Communications, Inc.	(14,562)	(465,053)	(19,279)
DISH Network Corp.	(2,387)	(159,875)	(1,749)
Dominion Resources, Inc.	(21,953)	(1,551,463)	83,466
Dril-Quip, Inc.	(732)	(55,127)	44
Dunkin’ Brands Group, Inc.	(2,300)	(108,574)	(17,926)
E*TRADE Financial Corp.	(21,379)	(605,609)	(34,692)
Eagle Materials, Inc.	(2,013)	(165,280)	11,628
Ecolab, Inc.	(4,419)	(498,342)	(1,314)
EI du Pont de Nemours & Co.	(500)	(38,215)	6,240
EMC Corp.	(8,207)	(215,488)	(1,095)
Energen Corp.	(900)	(62,491)	1,021
Envision Healthcare Holdings Inc	(48,170)	(1,813,759)	(87,992)
EQT Corp.	(3,000)	(250,752)	6,732
Esterline Technologies Corp.	(627)	(59,989)	211
Eversource Energy	(6,200)	(309,654)	28,112
Exelon Corp.	(776)	(25,331)	949
Expeditors International of Washington, Inc.	(800)	(36,688)	(196)
Express Scripts Holding Co.	(1,000)	(85,190)	(3,750)
Facebook, Inc.	(2,977)	(251,295)	(4,027)
Fastenal Co.	(19,200)	(813,071)	3,215
FEI Co.	(3,711)	(288,969)	(18,785)
First Horizon National Corp.	(14,499)	(212,083)	(15,117)
First Niagara Financial Group, Inc.	(125,404)	(1,125,894)	(57,920)
First Republic Bank	(7,431)	(419,838)	(48,538)
FirstEnergy Corp.	(4,701)	(164,641)	11,623
FleetCor Technologies, Inc.	(6,220)	(961,322)	(9,371)
FMC Corp.	(1,541)	(79,759)	(1,221)
FMC Technologies, Inc.	(4,400)	(189,332)	6,776
Forest City Enterprises, Inc.	(11,430)	(265,969)	13,366
Fortinet, Inc.	(1,629)	(55,037)	(12,290)
Fortune Brands Home & Security, Inc.	(2,200)	(103,378)	2,574
Freeport-McMoRan, Inc.	(18,726)	(367,504)	18,825
Frontier Communications Corp.	(122,804)	(897,833)	289,953
Genesee & Wyoming, Inc.	(7,311)	(688,693)	131,741

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Gentex Corp.	(22,905)	$(404,926)	$28,826
Genworth Financial, Inc.	(20,576)	(169,812)	14,051
Groupon, Inc.	(16,800)	(135,408)	50,904
Hain Celestial Group, Inc./The	(9,983)	(594,233)	(63,248)
Halliburton Co.	(9,725)	(446,648)	27,793
Hanesbrands, Inc.	(3,200)	(94,368)	(12,256)
Harley-Davidson, Inc.	(5,447)	(308,656)	1,717
Hasbro, Inc.	(2,409)	(171,066)	(9,103)
Helmerich & Payne, Inc.	(7,041)	(510,966)	15,139
Hershey Co./The	(1,200)	(123,110)	16,514
Hertz Global Holdings, Inc.	(56,469)	(1,182,428)	159,210
Hexcel Corp.	(11,920)	(574,600)	(18,301)
Hilton Worldwide Holdings, Inc.	(1,400)	(40,110)	1,540
Hologic, Inc.	(7,782)	(243,246)	(52,937)
HomeAway, Inc.	(6,100)	(183,305)	(6,527)
Howard Hughes Corp./The	(2,111)	(312,705)	9,692
Huntsman Corp.	(9,522)	(206,455)	(3,696)
IDEXX Laboratories, Inc.	(16,672)	(1,106,690)	37,347
Illumina, Inc.	(5,764)	(1,148,327)	(110,300)
Incyte Corp. Ltd.	(6,900)	(536,820)	(182,229)
Intercontinental Exchange, Inc.	(500)	(117,405)	5,600
Intuitive Surgical, Inc.	(517)	(254,397)	3,911
IPG Photonics Corp.	(1,874)	(173,001)	13,383
ITC Holdings Corp.	(11,300)	(412,819)	49,185
Jarden Corp.	(12,516)	(650,166)	2,463
JB Hunt Transport Services, Inc.	(5,872)	(499,188)	17,156
JDS Uniphase Corp.	(58,762)	(757,389)	76,925
Johnson Controls, Inc.	(1,000)	(48,850)	(680)
Joy Global, Inc.	(2,871)	(109,886)	5,956
Kansas City Southern	(12,424)	(1,347,573)	214,504
Kate Spade & Co.	(27,390)	(867,163)	277,182
Keurig Green Mountain, Inc.	(13,407)	(1,359,490)	332,112
Kinder Morgan, Inc.	(25,994)	(1,100,323)	102,414
Kirby Corp.	(1,445)	(114,821)	4,047
KLX, Inc.	(16,054)	(696,712)	(11,751)
Laboratory Corp. of America Holdings	(5,239)	(625,695)	(9,377)
Las Vegas Sands Corp.	(3,374)	(186,040)	8,669
Lennar Corp.	(10,497)	(528,210)	(7,556)
Level 3 Communications, Inc.	(39,000)	(2,103,786)	49,656
LinkedIn Corp.	(2,800)	(744,100)	165,536
Lions Gate Entertainment Corp.	(14,900)	(475,161)	(76,884)
Loews Corp.	(27,937)	(1,137,398)	61,544
Louisiana-Pacific Corp.	(63,398)	(1,076,382)	(3,286)
M&T Bank Corp.	(2,700)	(334,881)	(2,430)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Madison Square Garden Co./The	(702)	$(57,194)	$(1,416)
Mallinckrodt PLC	(4,586)	(540,047)	183
Manitowoc Co., Inc./The	(3,700)	(80,660)	8,140
Marriott International, Inc.	(700)	(56,903)	4,830
Martin Marietta Materials, Inc.	(5,679)	(814,866)	11,230
Mattel, Inc.	(8,416)	(222,001)	5,793
McCormick & Co., Inc.	(1,000)	(74,570)	(6,380)
McKesson Corp.	(970)	(218,959)	893
MDC Holdings, Inc.	(6,050)	(168,238)	(13,080)
MDU Resources Group, Inc.	(61,203)	(1,284,286)	88,992
MEDNAX, Inc.	(6,048)	(435,104)	(13,113)
Mettler-Toledo International, Inc.	(400)	(123,652)	(12,932)
MGM Resorts International	(31,866)	(670,291)	88,736
Middleby Corp./The	(354)	(36,313)	(3,417)
Mohawk Industries, Inc.	(300)	(51,432)	(5,838)
Monster Beverage Corp.	(2,738)	(367,844)	897
Motorola Solutions, Inc.	(7,700)	(537,383)	95,865
MRC Global, Inc.	(28,800)	(390,528)	(54,144)
MSC Industrial Direct Co., Inc.	(10,398)	(760,206)	34,738
National Fuel Gas Co.	(15,308)	(956,871)	55,383
Navistar International Corp.	(12,700)	(362,204)	74,803
Netflix, Inc.	(998)	(469,020)	(186,606)
NetSuite, Inc.	(11,800)	(1,140,021)	57,371
Newell Rubbermaid, Inc.	(3,058)	(121,602)	(4,113)
NextEra Energy, Inc.	(800)	(82,324)	3,900
Nielsen NV	(15,419)	(687,406)	(2,903)
NiSource, Inc.	(29,046)	(1,246,318)	(77,890)
Noble Energy, Inc.	(7,911)	(369,188)	31,547
Northern Trust Corp.	(8,800)	(617,848)	(55,000)
Norwegian Cruise Line Holdings Ltd.	(5,202)	(225,781)	(65,739)
NRG Energy, Inc.	(32,218)	(801,974)	64,826
Nuance Communications, Inc.	(4,600)	(64,860)	(15,686)
Nucor Corp.	(4,900)	(238,532)	22,589
Occidental Petroleum Corp.	(6,842)	(531,807)	(295)
Oceaneering International, Inc.	(1,400)	(72,744)	7,518
OGE Energy Corp.	(20,814)	(662,099)	67,443
ONEOK, Inc.	(17,071)	(758,135)	84,172
Owens-Illinois, Inc.	(7,180)	(167,447)	2,738
PacWest Bancorp	(8,738)	(408,972)	383
Palo Alto Networks, Inc.	(8,991)	(1,259,972)	(310,755)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Pandora Media, Inc.	(25,600)	$(409,083)	$11,259
Patterson-UTI Energy, Inc.	(12,467)	(244,364)	9,797
PerkinElmer, Inc.	(20,133)	(1,022,084)	(37,718)
Polaris Industries, Inc.	(3,673)	(526,028)	(17,980)
Post Holdings, Inc.	(29,684)	(1,429,464)	(171,394)
Praxair, Inc.	(1,800)	(229,410)	14,220
Precision Castparts Corp.	(1,984)	(409,866)	13,324
PVH Corp.	(811)	(85,880)	(7,547)
Qorvo, Inc.	(5,899)	(467,011)	(6,502)
QUALCOMM, Inc.	(9,878)	(620,396)	1,737
Quest Diagnostics, Inc.	(500)	(35,875)	(385)
Questar Corp.	(17,758)	(415,926)	44,606
Range Resources Corp.	(13,900)	(751,634)	65,252
Regeneron Pharmaceuticals, Inc.	(2,493)	(1,127,331)	(144,423)
Rent-A-Center, Inc.	(1,921)	(58,794)	4,334
Rice Energy, Inc.	(27,430)	(566,475)	(4,892)
Rockwell Collins, Inc.	(700)	(62,167)	(2,478)
Roper Technologies, Inc.	(1,803)	(303,453)	(7,493)
Rowan Cos. PLC	(6,714)	(159,012)	17,280
Royal Caribbean Cruises Ltd.	(2,419)	(185,277)	(5,074)
salesforce.com, Inc.	(10,800)	(670,356)	(81,648)
SanDisk Corp.	(7,800)	(584,496)	130,380
SBA Communications Corp.	(10,402)	(1,253,741)	57,823
Schlumberger Ltd.	(2,000)	(177,780)	5,400
Scripps Networks Interactive, Inc.	(3,700)	(270,729)	28,860
Sealed Air Corp.	(15,127)	(708,784)	(68,442)
Seattle Genetics, Inc.	(8,323)	(314,210)	(88,623)
Sempra Energy	(1,642)	(177,955)	15,495
ServiceNow, Inc.	(6,000)	(461,280)	15,420
Sherwin-Williams Co./The	(100)	(28,610)	1,108
Signature Bank	(2,194)	(289,182)	(31,997)
Signet Jewelers Ltd.	(2,812)	(358,035)	(2,576)
Sirius XM Holdings, Inc.	(82,522)	(319,398)	11,591
Sirona Dental Systems, Inc.	(1,518)	(139,195)	(13,243)
SolarCity Corp.	(531)	(28,304)	(132)
Sotheby’s	(19,805)	(862,834)	(33,145)
Southern Co./The	(3,300)	(146,685)	8,415
Southwestern Energy Co.	(27,900)	(656,092)	21,925
Spectra Energy Corp.	(26,378)	(958,967)	99,044
Spectrum Brands Holdings, Inc.	(7,963)	(760,286)	(51,861)
Spirit Airlines, Inc.	(17,665)	(1,164,041)	67,045
Splunk, Inc.	(7,389)	(472,661)	(41,761)
Sprint Corp.	(254,889)	(1,247,344)	85,051
Sprouts Farmers Market, Inc.	(63,798)	(2,075,320)	354,050

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Starbucks Corp.	(895)	$(41,503)	$(6,482)
Stericycle, Inc.	(16,225)	(2,195,105)	22,415
SunEdison, Inc.	(55,400)	(1,303,770)	(353,244)
Synovus Financial Corp.	(11,900)	(335,937)	(30,821)
Tableau Software, Inc.	(1,100)	(106,711)	(20,119)
Targa Resources Corp.	(12,310)	(1,151,090)	52,791
TECO Energy, Inc.	(1,389)	(26,769)	2,239
Teekay Corp.	(18,145)	(855,708)	78,739
Tempur Sealy International, Inc.	(3,273)	(189,861)	(25,830)
Tenet Healthcare Corp.	(18,540)	(870,311)	(202,784)
Tesla Motors, Inc.	(5,152)	(1,021,800)	(360,275)
Textron, Inc.	(700)	(30,870)	(371)
Tiffany & Co.	(3,260)	(291,030)	(8,238)
T-Mobile US, Inc.	(18,471)	(598,105)	(118,016)
Toll Brothers, Inc.	(12,000)	(457,320)	(960)
Total System Services, Inc.	(594)	(22,451)	(2,360)
Tractor Supply Co.	(273)	(23,253)	(1,301)
TransDigm Group, Inc.	(4,339)	(961,809)	(13,034)
TreeHouse Foods, Inc.	(7,305)	(594,287)	2,363
Trimble Navigation Ltd.	(8,303)	(217,871)	23,083
TripAdvisor, Inc.	(2,326)	(198,591)	(4,097)
Triumph Group, Inc.	(1,000)	(59,550)	(6,440)
Twenty-First Century Fox, Inc.	(1,700)	(59,602)	4,276
Twitter, Inc.	(21,476)	(840,220)	62,360
Ultimate Software Group, Inc./The	(3,928)	(658,941)	13,413
Under Armour, Inc.	(9,151)	(695,839)	(67,720)
United Continental Holdings, Inc.	(3,900)	(253,227)	46,488
United Natural Foods, Inc.	(4,631)	(342,318)	47,416
United Rentals, Inc.	(7,581)	(703,086)	38,839
USG Corp.	(61,600)	(1,725,009)	13,145
Vantiv, Inc.	(8,500)	(323,765)	(850)
Varian Medical Systems, Inc.	(700)	(65,002)	5,971
VeriFone Systems, Inc.	(14,266)	(503,752)	19,279
Verisk Analytics, Inc.	(3,000)	(210,580)	(7,700)
Vertex Pharmaceuticals, Inc.	(4,980)	(610,554)	(4,376)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Visa, Inc.	(4,401)	$(298,023)	$2,496
Visteon Corp.	(6,450)	(674,938)	(2,183)
VMware, Inc.	(700)	(58,758)	(1,260)
Vulcan Materials Co.	(3,727)	(318,513)	5,706
Walgreens Boots Alliance, Inc.	(5,425)	(459,009)	922
WellCare Health Plans, Inc.	(10,643)	(885,915)	(16,931)
Wendy’s Co./The	(6,964)	(77,680)	(874)
WESCO International, Inc.	(800)	(55,632)	720
WEX, Inc.	(2,621)	(287,641)	(11,074)
WhiteWave Foods Co./The	(509)	(22,391)	(2,489)
Workday, Inc.	(8,600)	(759,740)	102,786
WR Grace & Co.	(2,103)	(202,898)	(8,033)
Wynn Resorts Ltd.	(7,681)	(910,232)	152,348
Yelp, Inc.	(13,607)	(650,308)	64,798
Zebra Technologies Corp.	(9,519)	(874,290)	(182,794)
Zillow Group, Inc.	(3,400)	(333,718)	38,802
Zions Bancorporation	(8,693)	(234,545)	(41,327)
Zynga, Inc.	(62,619)	(145,276)	(33,814)

			1,607,654

Total of Short Equity Positions			1,859,994

Total of Long and Short Equity Positions			156,189

Net Cash and Other Receivables/ (Payables) (b)			178,265

Swaps, at Value			$334,454

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the Euro Interbank Offered Rate, plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	1-25 months maturity ranging from 07/17/2015 - 02/21/2017	$365,370

**	The maturity dates are measured from the commencement of investment in each underlying swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
AtoS	326	$24,547	$(188)
AXA SA	6,186	149,375	7,452
Cap Gemini SA	631	52,558	3,422
Casino Guichard Perrachon SA	321	28,896	(4,531)
Cie Generale des Etablissements Michelin	1,319	126,181	12,609
Electricite de France SA	1,606	42,261	(6,337)
Eutelsat Communications SA	8,327	283,987	(14,998)
GDF Suez	7,062	147,565	(16,082)
Iliad SA	718	179,273	(19,631)
Lagardere SCA	8,811	239,226	18,591
L’Oreal SA	1,030	186,430	(2,141)
Orange SA	37,262	643,955	(68,095)
Peugeot SA	68,622	1,241,038	174,074
Safran SA	956	64,654	315
Sanofi	6,471	621,562	18,614
SCOR SE	8,255	281,956	9,953
SES SA	3,978	138,834	(5,101)
Societe Generale SA	5,913	278,705	(1,245)
Sodexo SA	1,884	183,120	(3,768)
Thales SA	3,734	220,377	5,235
Total SA	9,916	523,668	(37,278)
Vivendi SA	23,841	585,925	18,602

			89,472

Total of Long Equity Positions			89,472

Short Positions

Common Stocks
France
Airbus Group SE	(3,249)	(189,424)	(22,207)
Arkema SA	(1,775)	(128,029)	(282)
BNP Paribas SA	(4,197)	(267,307)	12,622
Bollore SA	(78,512)	(432,017)	12,023

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Bouygues SA	(1,120)	$(43,715)	$1,610
Bureau Veritas SA	(18,195)	(400,265)	(19,166)
Carrefour SA	(12,389)	(414,981)	16,879
Cie de Saint-Gobain	(9,643)	(437,553)	2,254
Danone SA	(10,346)	(713,016)	42,860
Edenred	(2,971)	(78,900)	5,491
Eiffage SA	(4,582)	(251,102)	(4,036)
Essilor International SA	(1,798)	(190,902)	(24,500)
Faurecia	(1,988)	(86,638)	4,452
LVMH Moet Hennessy Louis Vuitton SE	(1,545)	(270,919)	(708)
Remy Cointreau SA	(6,233)	(489,707)	39,398
Renault SA	(6,831)	(696,525)	(19,688)
Schneider Electric SE	(5,584)	(416,427)	29,796
Suez Environnement Co.	(19,973)	(395,932)	23,056
Technip SA	(2,843)	(193,447)	17,255
Valeo SA	(157)	(23,916)	(918)
Vallourec SA	(24,456)	(576,472)	76,845
Veolia Environnement SA	(5,581)	(102,000)	(12,268)
Vinci SA	(615)	(36,095)	401
Zodiac Aerospace	(35,887)	(1,262,517)	93,542

			274,711

Total of Short Equity Positions			274,711

Total of Long and Short Equity Positions			364,183

Net Cash and Other Receivables/ (Payables) (b)			1,187

Swaps, at Value			$365,370

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Schedule of Investments	June 30, 2015 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

Counterparty	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$4,525,826	$4,525,826

Citibank
Cash	110,000	—	110,000

Credit Suisse International
Cash	(190,000)	—	(190,000)

Deutsche Bank
Money Market Funds	5,400,032	—	5,400,032

Goldman Sachs
Money Market Funds	22,510,000	—	22,510,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

MONEY MARKET FUNDS - 19.2%	SHARES		VALUE (Note 5)
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (a)^	50,306,633		$50,306,633
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^	201,226,532		201,226,532
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^	1,046,294,545		1,046,294,545
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^	54,902,229		54,902,229
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^	251,533,165		251,533,165

TOTAL MONEY MARKET FUNDS (cost $1,604,263,104)			1,604,263,104

SHORT-TERM INVESTMENTS - 77.8%	PRINCIPAL AMOUNT (000’s	)
U.S. Treasury Bill, 0.085%, 07/09/2015 (c) ^	$489,685		489,686,469
U.S. Treasury Bill, 0.072%, 07/30/2015 (c)(d)^	148,697		148,694,621
U.S. Treasury Bill, 0.072%, 07/30/2015 (c)	580,516		580,506,712
U.S. Treasury Bill, 0.063%, 08/06/2015 (c)	355,967		355,967,000
U.S. Treasury Bill, 0.075%, 09/03/2015 (c)	500,000		500,000,000
U.S. Treasury Bill, 0.095%, 09/10/2015 (c)(d)	500,000		500,015,000
U.S. Treasury Bill, 0.147%, 09/17/2015 (c)	469,592		469,592,000
U.S. Treasury Bill, 0.083%, 10/01/2015 (c)^	239,469		239,457,724
U.S. Treasury Bill, 0.096%, 10/08/2015 (c)^	239,469		239,460,358
U.S. Treasury Bill, 0.083%, 11/19/2015 (c)	227,352		227,327,446
U.S. Treasury Bill, 0.085%, 11/27/2015 (c)^	134,500		134,480,497
U.S. Treasury Bill, 0.071%, 12/03/2015 (c)(d)^	344,100		344,037,030
U.S. Treasury Bill, 0.071%, 12/03/2015 (c)	590,400		590,291,957
U.S. Treasury Bill, 0.083%, 12/10/2015 (c)(d)^	300,000		299,942,700
U.S. Treasury Bill, 0.083%, 12/10/2015 (c)	500,000		499,904,500
U.S. Treasury Bill, 0.101%, 12/17/2015 (c)(d)	500,000		499,859,000
U.S. Treasury Bill, 0.101%, 12/17/2015 (c)^	178,847		178,796,565

SHORT-TERM INVESTMENTS - 77.8% (continued)	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Bill, 0.076%, 12/24/2015 (c)	$200,000	$199,924,200

TOTAL SHORT-TERM INVESTMENTS (cost $6,496,994,851)		6,497,943,779

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.0% (cost $8,101,257,955)		8,102,206,883

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0% (e)		246,731,119

NET ASSETS - 100.0%		$8,348,938,002

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	A portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Bovespa Index August Futures	8/2015	BRL	(6,232,052)	$14,681
CitiBank	Cocoa September Futures^	8/2015	USD	(3,666,810)	(59,835)
CitiBank	Cocoa September Futures^	8/2015	USD	3,740,755	181,998
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	(6,387,159)	280,123
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	5,990,484	116,430
CitiBank	Corn September Futures^	8/2015	USD	(191,611,486)	(33,377,814)
CitiBank	Cotton No. 2 December Futures^	11/2015	USD	(26,315,625)	(915,153)
CitiBank	Cotton No. 2 December Futures^	11/2015	USD	13,072,865	135,463
Merrill Lynch	Gold 100 OZ August Futures^	7/2015	USD	198,389,670	(3,171,065)
Merrill Lynch	Gold 100 OZ August Futures^	7/2015	USD	(198,031,265)	2,812,705
Bank of America	Hang Seng Index July Futures	7/2015	HKD	924,231,532	(4,632,725)
Bank of America	H-SHARES Index July Futures	7/2015	HKD	435,622,473	(2,507,180)
Merrill Lynch	Live Cattle August Futures^	8/2015	USD	64,553,020	(1,058,460)
CitiBank	Soybean Meal December Futures^	11/2015	USD	76,669,789	4,044,728
CitiBank	Soybean Meal December Futures^	11/2015	USD	(103,713,190)	(15,325,491)
CitiBank	Soybean November Futures^	10/2015	USD	(383,221,834)	(54,183,631)
CitiBank	Soybean November Futures^	10/2015	USD	268,521,461	19,762,218
Bank of America	Swiss Market Index September Futures	9/2015	CHF	(8,513,590)	(14,631)
CitiBank	Wheat September Futures^	8/2015	USD	37,030,904	3,022,522
CitiBank	Wheat September Futures^	8/2015	USD	(73,225,962)	(15,313,258)

					$(100,188,375)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
3,732	Goldman Sachs	Cocoa Futures^	9/2015	$125,862,313	$126,484,428	$622,115
1,816	Morgan Stanley and Co., International PLC	Cocoa Futures^	9/2015	56,231,710	59,365,040	3,133,330
267	Morgan Stanley and Co., International PLC	Live Cattle Futures^	8/2015	16,141,679	15,814,410	(327,269)
79	J.P. Morgan	LME Aluminum Futures^	7/2015	3,536,745	3,266,906	(269,839)
35	J.P. Morgan	LME Aluminum Futures^	7/2015	1,558,512	1,447,906	(110,606)
67	J.P. Morgan	LME Aluminum Futures^	7/2015	3,074,808	2,778,775	(296,033)
156	J.P. Morgan	LME Aluminum Futures^	7/2015	7,156,905	6,471,855	(685,050)
34	J.P. Morgan	LME Aluminum Futures^	7/2015	1,558,215	1,411,739	(146,476)
3	J.P. Morgan	LME Aluminum Futures^	7/2015	144,241	124,956	(19,285)
107	J.P. Morgan	LME Aluminum Futures^	8/2015	5,226,620	4,464,575	(762,045)
376	J.P. Morgan	LME Aluminum Futures^	8/2015	17,920,293	15,693,300	(2,226,993)
96	J.P. Morgan	LME Aluminum Futures^	8/2015	4,303,483	4,021,200	(282,283)
177	J.P. Morgan	LME Aluminum Futures^	8/2015	7,917,953	7,413,556	(504,397)
303	J.P. Morgan	LME Aluminum Futures^	8/2015	13,459,886	12,690,019	(769,867)
145	J.P. Morgan	LME Aluminum Futures^	8/2015	6,271,678	6,075,283	(196,395)
309	J.P. Morgan	LME Aluminum Futures^	8/2015	13,592,337	12,950,036	(642,301)
78	J.P. Morgan	LME Aluminum Futures^	9/2015	3,400,016	3,272,373	(127,643)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
116	J.P. Morgan	LME Aluminum Futures^	9/2015	$ 5,075,284	$ 4,869,158	$ (206,126)
340	J.P. Morgan	LME Aluminum Futures^	9/2015	14,726,633	14,275,410	(451,223)
119	J.P. Morgan	LME Aluminum Futures^	9/2015	5,167,867	5,001,660	(166,207)
69	J.P. Morgan	LME Aluminum Futures^	9/2015	3,046,519	2,900,881	(145,638)
61	J.P. Morgan	LME Aluminum Futures^	9/2015	2,694,824	2,565,217	(129,607)
156	J.P. Morgan	LME Aluminum Futures^	9/2015	6,794,182	6,561,945	(232,237)
45	J.P. Morgan	LME Aluminum Futures^	9/2015	1,926,110	1,894,848	(31,262)
156	J.P. Morgan	LME Aluminum Futures^	9/2015	6,692,782	6,571,500	(121,282)
202	J.P. Morgan	LME Aluminum Futures^	9/2015	8,622,208	8,511,573	(110,635)
195	J.P. Morgan	LME Aluminum Futures^	9/2015	8,266,138	8,225,636	(40,502)
74	J.P. Morgan	LME Aluminum Futures^	9/2015	3,187,306	3,122,375	(64,931)
23	J.P. Morgan	LME Aluminum Futures^	9/2015	968,931	972,325	3,394
8	J.P. Morgan	LME Copper Futures^	7/2015	1,207,033	1,151,178	(55,855)
110	J.P. Morgan	LME Copper Futures^	7/2015	16,614,728	15,829,302	(785,426)
66	J.P. Morgan	LME Copper Futures^	7/2015	9,951,459	9,497,961	(453,498)
43	J.P. Morgan	LME Copper Futures^	7/2015	6,500,897	6,188,313	(312,584)
59	J.P. Morgan	LME Copper Futures^	7/2015	8,948,999	8,491,944	(457,055)
13	J.P. Morgan	LME Copper Futures^	7/2015	1,925,635	1,871,106	(54,529)
5	J.P. Morgan	LME Copper Futures^	7/2015	751,347	719,531	(31,816)
35	J.P. Morgan	LME Copper Futures^	7/2015	5,309,083	5,036,806	(272,277)
86	J.P. Morgan	LME Copper Futures^	7/2015	13,080,235	12,376,754	(703,481)
40	J.P. Morgan	LME Copper Futures^	7/2015	5,979,297	5,756,730	(222,567)
77	J.P. Morgan	LME Copper Futures^	7/2015	11,702,454	11,083,188	(619,266)
51	J.P. Morgan	LME Copper Futures^	7/2015	8,059,238	7,341,246	(717,992)
36	J.P. Morgan	LME Copper Futures^	8/2015	5,785,822	5,182,983	(602,839)
80	J.P. Morgan	LME Copper Futures^	8/2015	12,801,941	11,518,080	(1,283,861)
1	J.P. Morgan	LME Copper Futures^	8/2015	159,759	143,997	(15,762)
3	J.P. Morgan	LME Copper Futures^	8/2015	483,559	432,005	(51,554)
2	J.P. Morgan	LME Copper Futures^	8/2015	321,291	288,012	(33,279)
23	J.P. Morgan	LME Copper Futures^	8/2015	3,693,283	3,312,506	(380,777)
22	J.P. Morgan	LME Copper Futures^	8/2015	3,480,190	3,168,550	(311,640)
3	J.P. Morgan	LME Copper Futures^	8/2015	466,994	432,056	(34,938)
2	J.P. Morgan	LME Copper Futures^	8/2015	312,666	288,025	(24,641)
2	J.P. Morgan	LME Copper Futures^	8/2015	306,778	288,089	(18,689)
33	J.P. Morgan	LME Copper Futures^	9/2015	4,972,785	4,754,343	(218,442)
258	J.P. Morgan	LME Copper Futures^	9/2015	38,842,532	37,173,027	(1,669,505)
236	J.P. Morgan	LME Copper Futures^	9/2015	35,090,828	34,004,532	(1,086,296)
87	J.P. Morgan	LME Copper Futures^	9/2015	12,906,663	12,537,418	(369,245)
82	J.P. Morgan	LME Copper Futures^	9/2015	12,289,951	11,817,307	(472,644)
85	J.P. Morgan	LME Copper Futures^	9/2015	12,843,708	12,250,093	(593,615)
83	J.P. Morgan	LME Copper Futures^	9/2015	12,232,328	11,961,088	(271,240)
514	J.P. Morgan	LME Copper Futures^	9/2015	74,849,330	74,057,763	(791,567)
85	J.P. Morgan	LME Copper Futures^	9/2015	12,378,333	12,247,713	(130,620)
218	J.P. Morgan	LME Copper Futures^	9/2015	31,433,409	31,406,987	(26,422)
182	J.P. Morgan	LME Copper Futures^	9/2015	26,206,171	26,218,238	12,067
247	J.P. Morgan	LME Copper Futures^	9/2015	35,016,066	35,587,575	571,509
132	J.P. Morgan	LME Copper Futures^	9/2015	18,941,904	19,019,220	77,316
77	J.P. Morgan	LME Copper Futures^	9/2015	11,139,711	11,094,987	(44,724)
77	J.P. Morgan	LME Copper Futures^	9/2015	11,084,835	11,095,411	10,576
36	J.P. Morgan	LME Copper Futures^	9/2015	5,207,056	5,188,293	(18,763)
44	J.P. Morgan	LME Nickel Futures^	7/2015	3,366,108	3,150,890	(215,218)
25	J.P. Morgan	LME Nickel Futures^	7/2015	1,917,074	1,790,360	(126,714)
20	J.P. Morgan	LME Nickel Futures^	7/2015	1,524,049	1,432,352	(91,697)
15	J.P. Morgan	LME Nickel Futures^	7/2015	1,150,822	1,074,313	(76,509)
19	J.P. Morgan	LME Nickel Futures^	7/2015	1,440,722	1,360,980	(79,742)
15	J.P. Morgan	LME Nickel Futures^	7/2015	1,114,102	1,074,507	(39,595)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	J.P. Morgan	LME Nickel Futures^	7/2015	$ 230,047	$ 214,919	$ (15,128)
9	J.P. Morgan	LME Nickel Futures^	7/2015	672,133	644,864	(27,269)
47	J.P. Morgan	LME Nickel Futures^	8/2015	4,061,243	3,369,954	(691,289)
6	J.P. Morgan	LME Nickel Futures^	8/2015	515,192	430,225	(84,967)
29	J.P. Morgan	LME Nickel Futures^	8/2015	2,452,572	2,079,839	(372,733)
15	J.P. Morgan	LME Nickel Futures^	8/2015	1,284,556	1,075,823	(208,733)
11	J.P. Morgan	LME Nickel Futures^	8/2015	836,907	789,412	(47,495)
8	J.P. Morgan	LME Nickel Futures^	9/2015	621,620	574,298	(47,322)
24	J.P. Morgan	LME Nickel Futures^	9/2015	1,867,199	1,722,970	(144,229)
42	J.P. Morgan	LME Nickel Futures^	9/2015	3,235,783	3,016,987	(218,796)
36	J.P. Morgan	LME Nickel Futures^	9/2015	2,756,482	2,586,131	(170,351)
38	J.P. Morgan	LME Zinc Futures^	7/2015	1,996,045	1,895,962	(100,083)
150	J.P. Morgan	LME Zinc Futures^	7/2015	8,012,622	7,484,062	(528,560)
69	J.P. Morgan	LME Zinc Futures^	7/2015	3,714,875	3,442,669	(272,206)
150	J.P. Morgan	LME Zinc Futures^	7/2015	8,098,955	7,484,063	(614,892)
146	J.P. Morgan	LME Zinc Futures^	7/2015	8,056,015	7,281,750	(774,265)
106	J.P. Morgan	LME Zinc Futures^	7/2015	5,886,050	5,284,762	(601,288)
82	J.P. Morgan	LME Zinc Futures^	7/2015	4,480,223	4,085,650	(394,573)
51	J.P. Morgan	LME Zinc Futures^	7/2015	2,806,672	2,539,481	(267,191)
85	J.P. Morgan	LME Zinc Futures^	7/2015	4,718,298	4,232,277	(486,021)
34	J.P. Morgan	LME Zinc Futures^	7/2015	1,897,530	1,692,835	(204,695)
63	J.P. Morgan	LME Zinc Futures^	7/2015	3,497,718	3,136,581	(361,137)
10	J.P. Morgan	LME Zinc Futures^	7/2015	545,863	497,848	(48,015)
5	J.P. Morgan	LME Zinc Futures^	7/2015	277,525	248,912	(28,613)
15	J.P. Morgan	LME Zinc Futures^	7/2015	835,465	746,674	(88,791)
50	J.P. Morgan	LME Zinc Futures^	7/2015	2,843,255	2,488,800	(354,455)
23	J.P. Morgan	LME Zinc Futures^	7/2015	1,322,560	1,144,796	(177,764)
59	J.P. Morgan	LME Zinc Futures^	7/2015	3,366,298	2,936,519	(429,779)
86	J.P. Morgan	LME Zinc Futures^	7/2015	5,032,155	4,279,962	(752,193)
2	J.P. Morgan	LME Zinc Futures^	8/2015	118,834	99,553	(19,281)
44	J.P. Morgan	LME Zinc Futures^	8/2015	2,591,478	2,190,496	(400,982)
50	J.P. Morgan	LME Zinc Futures^	8/2015	2,868,064	2,491,100	(376,964)
54	J.P. Morgan	LME Zinc Futures^	8/2015	3,140,764	2,691,198	(449,566)
12	J.P. Morgan	LME Zinc Futures^	8/2015	687,648	598,410	(89,238)
46	J.P. Morgan	LME Zinc Futures^	8/2015	2,603,061	2,294,250	(308,811)
78	J.P. Morgan	LME Zinc Futures^	8/2015	4,240,841	3,891,127	(349,714)
127	J.P. Morgan	LME Zinc Futures^	8/2015	6,886,886	6,339,903	(546,983)
285	J.P. Morgan	LME Zinc Futures^	8/2015	15,810,994	14,228,981	(1,582,013)
9	J.P. Morgan	LME Zinc Futures^	9/2015	487,147	449,642	(37,505)
98	J.P. Morgan	LME Zinc Futures^	9/2015	5,252,840	4,896,668	(356,172)
9	J.P. Morgan	LME Zinc Futures^	9/2015	480,172	449,899	(30,273)
13	J.P. Morgan	LME Zinc Futures^	9/2015	707,151	649,926	(57,225)
11	J.P. Morgan	LME Zinc Futures^	9/2015	590,732	550,000	(40,732)
34	J.P. Morgan	LME Zinc Futures^	9/2015	1,803,783	1,699,685	(104,098)
562	J.P. Morgan	LME Zinc Futures^	9/2015	29,890,172	28,078,925	(1,811,247)
56	J.P. Morgan	LME Zinc Futures^	9/2015	2,968,137	2,798,432	(169,705)
105	J.P. Morgan	LME Zinc Futures^	9/2015	5,473,435	5,246,220	(227,215)
96	J.P. Morgan	LME Zinc Futures^	9/2015	4,997,035	4,796,664	(200,371)
163	J.P. Morgan	LME Zinc Futures^	9/2015	8,290,987	8,145,232	(145,755)
156	J.P. Morgan	LME Zinc Futures^	9/2015	7,932,982	7,795,671	(137,311)
130	J.P. Morgan	LME Zinc Futures^	9/2015	6,684,009	6,496,555	(187,454)
186	J.P. Morgan	LME Zinc Futures^	9/2015	9,440,031	9,295,350	(144,681)
88	J.P. Morgan	LME Zinc Futures^	9/2015	4,425,560	4,399,560	(26,000)
139	J.P. Morgan	LME Zinc Futures^	9/2015	6,905,166	6,950,000	44,834
302	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	6,016,269	6,173,484	157,215

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
400	Morgan Stanley and Co., International PLC	WTI Crude Futures^	7/2015	$ 24,075,406	$ 23,788,000	$ (287,406)
559	Barclays Capital	Amsterdam Index Futures	7/2015	61,196,395	58,836,420	(2,359,975)
2,684	Barclays Capital	CAC40 Index Futures	7/2015	150,216,660	143,224,398	(6,992,262)
2,506	Barclays Capital	E-Mini DJIA CBOT Futures	9/2015	224,207,783	219,563,190	(4,644,593)
2,839	Barclays Capital	E-Mini Russell 2000 Futures	9/2015	359,482,235	354,988,560	(4,493,675)
1,599	Barclays Capital	Euro Stoxx 50 Index	9/2015	63,629,309	61,251,686	(2,377,623)
126	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2015	4,817,926	4,788,953	(28,973)
567	Barclays Capital	FTSE/MIB Index Futures	9/2015	74,056,015	71,344,217	(2,711,798)
1,066	Barclays Capital	Hang Seng Index Futures	7/2015	186,587,919	180,179,861	(6,408,058)
959	Barclays Capital	H-SHARES Index Futures	7/2015	83,147,513	79,952,235	(3,195,278)
156	Barclays Capital	IBEX 35 Index Futures	7/2015	19,360,697	18,739,340	(621,357)
11	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2015	375,627	376,530	903
3,850	Barclays Capital	NASDAQ 100 E-Mini Futures	9/2015	344,378,631	338,049,250	(6,329,381)
2,138	J.P. Morgan	Nikkei 225 Futures	9/2015	356,833,516	353,407,198	(3,426,318)
71	J.P. Morgan	OMXS30 Index Futures	7/2015	1,373,691	1,320,461	(53,230)
2,410	Barclays Capital	S&P 500 E-Mini Futures	9/2015	252,375,681	247,555,200	(4,820,481)
1,768	Barclays Capital	S&P MID 400 E-Mini Futures	9/2015	270,032,729	264,864,080	(5,168,649)
50	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	6,890,907	6,756,606	(134,301)
1,637	J.P. Morgan	SGX FTSE China A50 Index Futures	7/2015	21,403,536	20,315,170	(1,088,366)
2,629	Barclays Capital	TOPIX Index Futures	9/2015	354,684,219	350,254,075	(4,430,144)
238	Goldman Sachs	10-Year Japanese Government Bond Futures	9/2015	285,786,665	285,810,025	23,360
8,753	J.P. Morgan	90-Day EURODollar Futures	12/2015	2,175,194,052	2,176,542,863	1,348,811
8,236	J.P. Morgan	90-Day EURODollar Futures	3/2016	2,043,015,326	2,044,175,200	1,159,874
8,010	J.P. Morgan	90-Day EURODollar Futures	6/2016	1,983,171,920	1,983,976,875	804,955
7,976	J.P. Morgan	90-Day EURODollar Futures	9/2016	1,970,468,302	1,971,069,000	600,698
6,162	J.P. Morgan	90-Day EURODollar Futures	12/2016	1,519,043,319	1,519,395,150	351,831
4,623	J.P. Morgan	90-Day EURODollar Futures	3/2017	1,137,671,453	1,137,778,087	106,634
3,108	J.P. Morgan	90-Day EURODollar Futures	6/2017	763,267,419	763,519,050	251,631
4,826	J.P. Morgan	90-Day Sterling Futures	12/2015	940,944,003	940,937,193	(6,810)
3,391	J.P. Morgan	90-Day Sterling Futures	3/2016	660,490,234	660,285,932	(204,302)
1,360	J.P. Morgan	90-Day Sterling Futures	6/2016	264,567,460	264,387,948	(179,512)
570	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2016	113,026,475	113,172,839	146,364
785	Goldman Sachs	Euro - OAT Futures	9/2015	127,732,266	128,184,281	452,015
1,123	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2015	303,009,078	303,256,243	247,165
1,427	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2016	384,946,505	385,348,762	402,257

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1,386	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	6/2016	$ 373,738,810	$ 374,165,891	$ 427,081
888	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	9/2015	145,166,089	147,151,635	1,985,546
576	Goldman Sachs	Long Gilt Futures	9/2015	105,455,042	104,740,277	(714,765)
552	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	9/2015	69,581,722	69,646,875	65,153
28,255	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	9/2015	6,178,218,488	6,186,079,062	7,860,574
5,925	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	9/2015	706,543,860	706,602,539	58,679

				26,175,698,272	26,096,801,757	(78,896,515)

Short Contracts:
233	Goldman Sachs	Brent Crude Futures^	7/2015	$(14,597,816)	$(14,816,470)	$(218,654)
58	Goldman Sachs	Brent Crude Futures^	8/2015	(3,696,739)	(3,720,120)	(23,381)
2,638	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	9/2015	(131,937,501)	(130,976,700)	960,801
3,387	Morgan Stanley and Co., International PLC	Corn Futures^	9/2015	(61,003,732)	(71,465,700)	(10,461,968)
1,661	Goldman Sachs	Gas Oil Futures^	8/2015	(97,514,405)	(95,673,600)	1,840,805
163	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	7/2015	(14,141,142)	(14,030,192)	110,950
7,185	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	8/2015	(846,506,613)	(841,938,300)	4,568,313
1,675	Morgan Stanley and Co., International PLC	Hard Red Winter Wheat futures^	9/2015	(44,253,816)	(51,108,437)	(6,854,621)
610	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	7/2015	(49,067,468)	(48,419,238)	648,230
680	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	8/2015	(20,341,505)	(20,230,000)	111,505
79	J.P. Morgan	LME Aluminum Futures^	7/2015	(3,533,081)	(3,266,906)	266,175
35	J.P. Morgan	LME Aluminum Futures^	7/2015	(1,557,397)	(1,447,907)	109,490
67	J.P. Morgan	LME Aluminum Futures^	7/2015	(3,076,811)	(2,778,775)	298,036
156	J.P. Morgan	LME Aluminum Futures^	7/2015	(7,163,840)	(6,471,855)	691,985
34	J.P. Morgan	LME Aluminum Futures^	7/2015	(1,559,667)	(1,411,740)	147,927
3	J.P. Morgan	LME Aluminum Futures^	7/2015	(143,580)	(124,956)	18,624
107	J.P. Morgan	LME Aluminum Futures^	8/2015	(5,199,269)	(4,464,575)	734,694
376	J.P. Morgan	LME Aluminum Futures^	8/2015	(17,875,209)	(15,693,300)	2,181,909
96	J.P. Morgan	LME Aluminum Futures^	8/2015	(4,333,771)	(4,021,200)	312,571
177	J.P. Morgan	LME Aluminum Futures^	8/2015	(7,925,848)	(7,413,557)	512,291
303	J.P. Morgan	LME Aluminum Futures^	8/2015	(13,436,683)	(12,690,019)	746,664
145	J.P. Morgan	LME Aluminum Futures^	8/2015	(6,311,427)	(6,075,282)	236,145

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
309	J.P. Morgan	LME Aluminum Futures^	8/2015	$ (13,592,390)	$ (12,950,035)	$ 642,355
78	J.P. Morgan	LME Aluminum Futures^	9/2015	(3,398,407)	(3,272,373)	126,034
116	J.P. Morgan	LME Aluminum Futures^	9/2015	(5,072,712)	(4,869,158)	203,554
340	J.P. Morgan	LME Aluminum Futures^	9/2015	(14,769,191)	(14,275,410)	493,781
119	J.P. Morgan	LME Aluminum Futures^	9/2015	(5,179,977)	(5,001,659)	178,318
69	J.P. Morgan	LME Aluminum Futures^	9/2015	(3,024,983)	(2,900,881)	124,102
61	J.P. Morgan	LME Aluminum Futures^	9/2015	(2,693,106)	(2,565,218)	127,888
156	J.P. Morgan	LME Aluminum Futures^	9/2015	(6,790,522)	(6,561,945)	228,577
2,238	J.P. Morgan	LME Aluminum Futures^	9/2015	(97,235,537)	(94,261,762)	2,973,775
45	J.P. Morgan	LME Aluminum Futures^	9/2015	(1,929,706)	(1,894,849)	34,857
156	J.P. Morgan	LME Aluminum Futures^	9/2015	(6,676,779)	(6,571,500)	105,279
202	J.P. Morgan	LME Aluminum Futures^	9/2015	(8,676,754)	(8,511,573)	165,181
195	J.P. Morgan	LME Aluminum Futures^	9/2015	(8,278,049)	(8,225,636)	52,413
74	J.P. Morgan	LME Aluminum Futures^	9/2015	(3,178,760)	(3,122,374)	56,386
23	J.P. Morgan	LME Aluminum Futures^	9/2015	(968,912)	(972,325)	(3,413)
8	J.P. Morgan	LME Copper Futures^	7/2015	(1,202,680)	(1,151,178)	51,502
110	J.P. Morgan	LME Copper Futures^	7/2015	(16,666,105)	(15,829,302)	836,803
66	J.P. Morgan	LME Copper Futures^	7/2015	(9,924,588)	(9,497,960)	426,628
43	J.P. Morgan	LME Copper Futures^	7/2015	(6,503,645)	(6,188,313)	315,332
59	J.P. Morgan	LME Copper Futures^	7/2015	(8,871,980)	(8,491,943)	380,037
13	J.P. Morgan	LME Copper Futures^	7/2015	(1,928,593)	(1,871,106)	57,487
5	J.P. Morgan	LME Copper Futures^	7/2015	(754,363)	(719,532)	34,831
35	J.P. Morgan	LME Copper Futures^	7/2015	(5,333,039)	(5,036,806)	296,233
86	J.P. Morgan	LME Copper Futures^	7/2015	(13,082,539)	(12,376,754)	705,785
40	J.P. Morgan	LME Copper Futures^	7/2015	(5,999,902)	(5,756,730)	243,172
77	J.P. Morgan	LME Copper Futures^	7/2015	(11,726,911)	(11,083,187)	643,724
51	J.P. Morgan	LME Copper Futures^	7/2015	(8,078,275)	(7,341,246)	737,029
36	J.P. Morgan	LME Copper Futures^	8/2015	(5,759,912)	(5,182,983)	576,929
80	J.P. Morgan	LME Copper Futures^	8/2015	(12,812,929)	(11,518,080)	1,294,849
1	J.P. Morgan	LME Copper Futures^	8/2015	(159,398)	(143,998)	15,400
3	J.P. Morgan	LME Copper Futures^	8/2015	(482,055)	(432,005)	50,050
2	J.P. Morgan	LME Copper Futures^	8/2015	(319,669)	(288,012)	31,657
23	J.P. Morgan	LME Copper Futures^	8/2015	(3,677,212)	(3,312,506)	364,706
22	J.P. Morgan	LME Copper Futures^	8/2015	(3,454,909)	(3,168,550)	286,359
3	J.P. Morgan	LME Copper Futures^	8/2015	(466,699)	(432,056)	34,643
2	J.P. Morgan	LME Copper Futures^	8/2015	(312,058)	(288,025)	24,033
2	J.P. Morgan	LME Copper Futures^	8/2015	(304,644)	(288,089)	16,555
33	J.P. Morgan	LME Copper Futures^	9/2015	(4,972,653)	(4,754,343)	218,310
258	J.P. Morgan	LME Copper Futures^	9/2015	(38,796,734)	(37,173,027)	1,623,707
236	J.P. Morgan	LME Copper Futures^	9/2015	(35,034,400)	(34,004,532)	1,029,868
87	J.P. Morgan	LME Copper Futures^	9/2015	(12,906,262)	(12,537,418)	368,844
82	J.P. Morgan	LME Copper Futures^	9/2015	(12,207,470)	(11,817,307)	390,163
85	J.P. Morgan	LME Copper Futures^	9/2015	(12,719,194)	(12,250,094)	469,100
83	J.P. Morgan	LME Copper Futures^	9/2015	(12,186,461)	(11,961,088)	225,373
1,666	J.P. Morgan	LME Copper Futures^	9/2015	(244,129,443)	(240,039,363)	4,090,080
85	J.P. Morgan	LME Copper Futures^	9/2015	(12,363,775)	(12,247,714)	116,061
218	J.P. Morgan	LME Copper Futures^	9/2015	(31,423,581)	(31,406,987)	16,594
182	J.P. Morgan	LME Copper Futures^	9/2015	(26,305,352)	(26,218,238)	87,114
247	J.P. Morgan	LME Copper Futures^	9/2015	(35,035,392)	(35,587,575)	(552,183)
132	J.P. Morgan	LME Copper Futures^	9/2015	(19,001,077)	(19,019,220)	(18,143)
77	J.P. Morgan	LME Copper Futures^	9/2015	(11,182,618)	(11,094,988)	87,630
77	J.P. Morgan	LME Copper Futures^	9/2015	(11,046,061)	(11,095,411)	(49,350)
3,964	Morgan Stanley and Co., International PLC	LME Copper Futures^	9/2015	(257,904,559)	(259,146,500)	(1,241,941)
36	J.P. Morgan	LME Copper Futures^	9/2015	(5,203,487)	(5,188,293)	15,194
44	J.P. Morgan	LME Nickel Futures^	7/2015	(3,416,558)	(3,150,890)	265,668

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
25	J.P. Morgan	LME Nickel Futures^	7/2015	$ (1,900,385)	$ (1,790,359)	$ 110,026
20	J.P. Morgan	LME Nickel Futures^	7/2015	(1,507,973)	(1,432,353)	75,620
15	J.P. Morgan	LME Nickel Futures^	7/2015	(1,144,197)	(1,074,313)	69,884
19	J.P. Morgan	LME Nickel Futures^	7/2015	(1,454,769)	(1,360,980)	93,789
15	J.P. Morgan	LME Nickel Futures^	7/2015	(1,119,754)	(1,074,507)	45,247
3	J.P. Morgan	LME Nickel Futures^	7/2015	(229,013)	(214,920)	14,093
9	J.P. Morgan	LME Nickel Futures^	7/2015	(677,025)	(644,864)	32,161
47	J.P. Morgan	LME Nickel Futures^	8/2015	(4,063,505)	(3,369,954)	693,551
6	J.P. Morgan	LME Nickel Futures^	8/2015	(513,705)	(430,224)	83,481
29	J.P. Morgan	LME Nickel Futures^	8/2015	(2,440,540)	(2,079,839)	360,701
15	J.P. Morgan	LME Nickel Futures^	8/2015	(1,268,063)	(1,075,823)	192,240
11	J.P. Morgan	LME Nickel Futures^	8/2015	(841,097)	(789,412)	51,685
8	J.P. Morgan	LME Nickel Futures^	9/2015	(621,936)	(574,298)	47,638
24	J.P. Morgan	LME Nickel Futures^	9/2015	(1,845,339)	(1,722,970)	122,369
564	J.P. Morgan	LME Nickel Futures^	9/2015	(45,052,869)	(40,511,556)	4,541,313
42	J.P. Morgan	LME Nickel Futures^	9/2015	(3,210,301)	(3,016,987)	193,314
36	J.P. Morgan	LME Nickel Futures^	9/2015	(2,772,157)	(2,586,131)	186,026
38	J.P. Morgan	LME Zinc Futures^	7/2015	(2,009,157)	(1,895,963)	113,194
150	J.P. Morgan	LME Zinc Futures^	7/2015	(8,017,132)	(7,484,062)	533,070
69	J.P. Morgan	LME Zinc Futures^	7/2015	(3,713,756)	(3,442,669)	271,087
150	J.P. Morgan	LME Zinc Futures^	7/2015	(8,144,632)	(7,484,062)	660,570
146	J.P. Morgan	LME Zinc Futures^	7/2015	(8,062,492)	(7,281,750)	780,742
106	J.P. Morgan	LME Zinc Futures^	7/2015	(5,869,490)	(5,284,762)	584,728
82	J.P. Morgan	LME Zinc Futures^	7/2015	(4,470,849)	(4,085,650)	385,199
51	J.P. Morgan	LME Zinc Futures^	7/2015	(2,788,300)	(2,539,481)	248,819
85	J.P. Morgan	LME Zinc Futures^	7/2015	(4,727,874)	(4,232,277)	495,597
34	J.P. Morgan	LME Zinc Futures^	7/2015	(1,901,367)	(1,692,835)	208,532
63	J.P. Morgan	LME Zinc Futures^	7/2015	(3,513,671)	(3,136,581)	377,090
10	J.P. Morgan	LME Zinc Futures^	7/2015	(545,475)	(497,847)	47,628
5	J.P. Morgan	LME Zinc Futures^	7/2015	(278,488)	(248,913)	29,575
15	J.P. Morgan	LME Zinc Futures^	7/2015	(838,838)	(746,673)	92,165
50	J.P. Morgan	LME Zinc Futures^	7/2015	(2,848,627)	(2,488,799)	359,828
23	J.P. Morgan	LME Zinc Futures^	7/2015	(1,322,444)	(1,144,797)	177,647
59	J.P. Morgan	LME Zinc Futures^	7/2015	(3,357,693)	(2,936,519)	421,174
86	J.P. Morgan	LME Zinc Futures^	7/2015	(4,998,539)	(4,279,962)	718,577
2	J.P. Morgan	LME Zinc Futures^	8/2015	(118,995)	(99,552)	19,443
44	J.P. Morgan	LME Zinc Futures^	8/2015	(2,606,492)	(2,190,496)	415,996
50	J.P. Morgan	LME Zinc Futures^	8/2015	(2,859,877)	(2,491,099)	368,778
54	J.P. Morgan	LME Zinc Futures^	8/2015	(3,107,895)	(2,691,198)	416,697
12	J.P. Morgan	LME Zinc Futures^	8/2015	(686,965)	(598,410)	88,555
46	J.P. Morgan	LME Zinc Futures^	8/2015	(2,587,387)	(2,294,250)	293,137
78	J.P. Morgan	LME Zinc Futures^	8/2015	(4,269,913)	(3,891,127)	378,786
127	J.P. Morgan	LME Zinc Futures^	8/2015	(6,900,511)	(6,339,903)	560,608
285	J.P. Morgan	LME Zinc Futures^	8/2015	(15,785,884)	(14,228,981)	1,556,903
9	J.P. Morgan	LME Zinc Futures^	9/2015	(484,018)	(449,642)	34,376
98	J.P. Morgan	LME Zinc Futures^	9/2015	(5,239,972)	(4,896,668)	343,304
9	J.P. Morgan	LME Zinc Futures^	9/2015	(479,570)	(449,898)	29,672
13	J.P. Morgan	LME Zinc Futures^	9/2015	(699,133)	(649,925)	49,208
11	J.P. Morgan	LME Zinc Futures^	9/2015	(597,536)	(550,000)	47,536
34	J.P. Morgan	LME Zinc Futures^	9/2015	(1,796,382)	(1,699,686)	96,696
1,396	J.P. Morgan	LME Zinc Futures^	9/2015	(71,793,050)	(69,747,650)	2,045,400
56	J.P. Morgan	LME Zinc Futures^	9/2015	(2,939,893)	(2,798,432)	141,461
105	J.P. Morgan	LME Zinc Futures^	9/2015	(5,478,533)	(5,246,220)	232,313
96	J.P. Morgan	LME Zinc Futures^	9/2015	(5,019,980)	(4,796,664)	223,316
163	J.P. Morgan	LME Zinc Futures^	9/2015	(8,305,299)	(8,145,232)	160,067
156	J.P. Morgan	LME Zinc Futures^	9/2015	(7,925,160)	(7,795,671)	129,489

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
130	J.P. Morgan	LME Zinc Futures^	9/2015	$ (6,689,697)	$ (6,496,555)	$ 193,142
186	J.P. Morgan	LME Zinc Futures^	9/2015	(9,444,363)	(9,295,350)	149,013
88	J.P. Morgan	LME Zinc Futures^	9/2015	(4,422,711)	(4,399,560)	23,151
139	J.P. Morgan	LME Zinc Futures^	9/2015	(6,859,518)	(6,950,000)	(90,482)
5,510	Morgan Stanley and Co., International PLC	Natural Gas Futures^	7/2015	(158,319,073)	(156,043,200)	2,275,873
1,297	Morgan Stanley and Co., International PLC	Nymex Palladium Futures^	9/2015	(96,295,130)	(87,242,705)	9,052,425
2,050	Morgan Stanley and Co., International PLC	Platinum Futures^	10/2015	(109,710,800)	(110,648,750)	(937,950)
2,799	Morgan Stanley and Co., International PLC	Silver Futures^	9/2015	(222,944,741)	(218,056,095)	4,888,646
13,779	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	9/2015	(187,462,124)	(192,443,026)	(4,980,902)
72	Barclays Capital	DAX Index Futures	9/2015	(22,138,072)	(22,077,039)	61,033
76	J.P. Morgan	E-Mini MSCI EAFE Index Futures	9/2015	(6,996,014)	(6,969,200)	26,814
1,094	J.P. Morgan	E-Mini MSCI Emerging Markets Futures	9/2015	(52,621,858)	(52,479,180)	142,678
1,143	Barclays Capital	FTSE 100 Index Futures	9/2015	(118,313,789)	(116,628,261)	1,685,528
1,093	Barclays Capital	KOSPI Index 200 Futures	9/2015	(122,605,137)	(123,586,557)	(981,420)
189	Barclays Capital	MSCI Singapore Index Futures	7/2015	(10,461,858)	(10,434,748)	27,110
1,500	Barclays Capital	SPI 200 Index Futures	9/2015	(158,708,667)	(156,152,070)	2,556,597
1,333	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	(371,344,438)	(371,449,452)	(105,014)
1,072	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	(298,601,300)	(298,705,130)	(103,830)
1,321	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	(367,885,945)	(368,050,344)	(164,399)
2,773	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	(772,040,655)	(772,444,750)	(404,095)
3,145	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	(875,183,753)	(875,718,164)	(534,411)
4,386	J.P. Morgan	3-Month Euro Euribor Futures	3/2017	(1,219,850,495)	(1,220,721,723)	(871,228)
5,850	J.P. Morgan	3-Month Euro Euribor Futures	6/2017	(1,626,004,111)	(1,627,288,851)	(1,284,740)
482	J.P. Morgan	90-Day Sterling Futures	9/2016	(93,511,074)	(93,531,797)	(20,723)
1,382	J.P. Morgan	90-Day Sterling Futures	12/2016	(267,616,502)	(267,714,795)	(98,293)
1,223	J.P. Morgan	90-Day Sterling Futures	3/2017	(236,379,222)	(236,553,726)	(174,504)
1,183	J.P. Morgan	90-Day Sterling Futures	6/2017	(228,323,009)	(228,514,861)	(191,852)
1,218	J.P. Morgan	Australia 10-Year Bond Futures	9/2015	(117,309,423)	(117,714,171)	(404,748)
2,500	J.P. Morgan	Australia 3-Year Bond Futures	9/2015	(215,107,985)	(214,767,744)	340,241
1,340	Goldman Sachs	Canadian 10-Year Bond Futures	9/2015	(148,848,611)	(150,200,160)	(1,351,549)
189	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(37,471,632)	(37,525,730)	(54,098)
343	Morgan Stanley and Co., International PLC	CME Ultra Long Term U.S. Treasury Bond Futures	9/2015	(52,458,984)	(52,843,438)	(384,454)
5,387	Goldman Sachs	Euro - Bobl Futures	9/2015	(775,597,625)	(778,218,199)	(2,620,574)
754	Goldman Sachs	Euro - Bund Futures	9/2015	(130,153,683)	(127,770,727)	2,382,956
8,014	Goldman Sachs	Euro - SCHATZ Futures	9/2015	(993,640,419)	(994,176,224)	(535,805)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
537	Goldman Sachs	Euro-BTP Italian Government Bond Futures	9/2015	$ (78,966,312)	$ (77,953,399)	$ 1,012,913
457	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	9/2015	(68,430,180)	(68,935,594)	(505,414)

				(12,996,773,094)	(12,950,691,947)	46,081,147

				$13,178,925,178	$13,146,109,810	$(32,815,368)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	723,285,500	$554,028,848	$555,701,189	$1,672,341
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	723,285,500	554,015,589	555,701,189	1,685,600
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	319,500,000	99,519,318	99,934,966	415,648
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	319,500,000	99,519,309	99,934,966	415,657
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	847,475,000	680,055,204	677,819,517	(2,235,687)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	847,474,999	680,052,406	677,819,515	(2,232,891)
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	50,000	53,662	53,641	(21)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	72,000	77,471	77,243	(228)
Colombian Peso, Expiring 09/16/15*	CitiBank	COP	29,000,000,000	11,340,806	11,037,632	(303,174)
Colombian Peso, Expiring 09/16/15*	Credit Suisse International	COP	30,000,000,000	11,726,311	11,418,240	(308,071)
Czech Republic Koruna, Expiring 09/16/15	CitiBank	CZK	6,280,084,000	258,706,015	257,022,648	(1,683,367)
Czech Republic Koruna, Expiring 09/16/15	Credit Suisse International	CZK	6,280,084,000	258,706,033	257,022,648	(1,683,385)
Euro, Expiring 09/16/15	CitiBank	EUR	2,528,155,500	2,829,196,696	2,821,590,029	(7,606,667)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	2,528,155,500	2,829,116,018	2,821,590,029	(7,525,989)
British Pound, Expiring 09/16/15	CitiBank	GBP	681,729,497	1,056,614,223	1,070,569,576	13,955,353
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	681,729,497	1,056,610,580	1,070,569,575	13,958,995
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	23,423,500	3,020,150	3,021,534	1,384

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	32,486,500	$ 4,188,621	$ 4,190,623	$ 2,002
Hungarian Forint, Expiring 09/16/15	CitiBank	HUF	13,513,000,001	48,137,854	47,698,754	(439,100)
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	13,513,000,001	48,138,842	47,698,754	(440,088)
Indonesian Rupiah, Expiring 09/16/15*	CitiBank	IDR	250,000,000,000	18,441,205	18,435,500	(5,705)
Indonesian Rupiah, Expiring 09/16/15*	Credit Suisse International	IDR	250,000,000,000	18,441,205	18,435,500	(5,705)
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	88,000,000	22,919,975	23,326,047	406,072
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	88,000,000	22,918,675	23,326,047	407,372
Indian Rupee, Expiring 09/16/15*	CitiBank	INR	6,700,000,000	103,292,384	103,593,827	301,443
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	6,700,000,000	103,292,380	103,593,827	301,447
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	88,081,087,000	715,524,449	720,438,465	4,914,016
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	88,081,087,000	715,487,550	720,438,465	4,950,915
Korean Won, Expiring 09/16/15*	CitiBank	KRW	336,200,000,000	302,604,019	300,870,757	(1,733,262)
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	336,200,000,000	302,604,009	300,870,757	(1,733,252)
Mexican Peso, Expiring 09/17/15	CitiBank	MXN	795,000,000	51,395,430	50,301,783	(1,093,647)
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	795,000,000	51,392,526	50,301,783	(1,090,743)
Malaysian Ringgit, Expiring 09/17/15*	CitiBank	MYR	65,345,000	17,448,660	17,216,032	(232,628)
Malaysian Ringgit, Expiring 09/17/15*	Credit Suisse International	MYR	65,345,000	17,448,703	17,216,032	(232,671)
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	1,252,105,998	160,059,172	159,409,813	(649,359)
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	1,252,105,998	160,056,529	159,409,813	(646,716)
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	8,376,500	5,833,945	5,638,956	(194,989)
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	8,376,500	5,832,154	5,638,956	(193,198)
Philippine Peso, Expiring 09/16/15*	CitiBank	PHP	1,740,000,000	38,424,273	38,427,588	3,315
Philippine Peso, Expiring 09/16/15*	Credit Suisse International	PHP	1,740,000,000	38,424,245	38,427,588	3,343
Poland Zloty, Expiring 09/16/15	CitiBank	PLN	480,755,000	128,868,425	127,594,112	(1,274,313)
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	480,755,000	128,868,683	127,594,112	(1,274,571)
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	5,494,676,501	671,971,337	663,896,596	(8,074,741)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	5,494,676,500	671,881,951	663,896,596	(7,985,355)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	457,545,000	338,922,882	339,341,422	418,540

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	457,545,000	$ 338,924,084	$ 339,341,422	$ 417,338
Turkish Lira, Expiring 09/16/15	CitiBank	TRY	144,500,000	52,868,919	52,740,943	(127,976)
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	144,500,000	52,875,594	52,740,943	(134,651)
Taiwanese Dollar, Expiring 09/16/15*	CitiBank	TWD	6,243,150,000	202,700,690	202,445,089	(255,601)
Taiwanese Dollar, Expiring 09/16/15*	Credit Suisse International	TWD	6,243,149,999	202,700,721	202,445,089	(255,632)
South African Rand, Expiring 09/16/15	CitiBank	ZAR	862,700,000	69,313,450	69,955,786	642,336
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	862,700,000	69,309,542	69,955,786	646,244

				$16,883,871,722	$16,877,737,700	$(6,134,022)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	(565,146,500)	$(432,826,925)	$(434,202,790)	$(1,375,865)
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	(565,146,500)	(432,881,435)	(434,202,789)	(1,321,354)
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	(272,530,000)	(82,419,281)	(85,243,430)	(2,824,149)
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	(272,530,000)	(82,419,281)	(85,243,430)	(2,824,149)
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	(317,617,000)	(254,479,985)	(254,033,454)	446,531
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	(317,617,000)	(254,495,153)	(254,033,454)	461,699
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(12,295,000)	(13,353,759)	(13,190,338)	163,421
Chilean Peso, Expiring 09/16/15*	CitiBank	CLP	(15,424,000,000)	(24,213,122)	(23,953,133)	259,989
Chilean Peso, Expiring 09/16/15*	Credit Suisse International	CLP	(15,424,000,000)	(24,213,728)	(23,953,133)	260,595
Colombian Peso, Expiring 09/16/15*	CitiBank	COP	(20,500,000,000)	(7,987,531)	(7,802,464)	185,067
Colombian Peso, Expiring 09/16/15*	Credit Suisse International	COP	(20,500,000,000)	(7,987,521)	(7,802,464)	185,057
Czech Republic Koruna, Expiring 09/16/15	CitiBank	CZK	(1,490,000,000)	(60,280,016)	(60,980,673)	(700,657)
Czech Republic Koruna, Expiring 09/16/15	Credit Suisse International	CZK	(1,490,000,000)	(60,287,213)	(60,980,673)	(693,460)
Euro, Expiring 09/16/15	CitiBank	EUR	(2,343,597,515)	(2,622,038,839)	(2,615,611,016)	6,427,823
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(2,343,597,513)	(2,622,061,161)	(2,615,611,014)	6,450,147
British Pound, Expiring 09/16/15	CitiBank	GBP	(203,824,500)	(312,215,252)	(320,080,485)	(7,865,233)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	(203,824,500)	(312,216,780)	(320,080,485)	(7,863,705)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(47,546,000)	$ (6,133,166)	$ (6,133,236)	$ (70)
Hungarian Forint, Expiring 09/16/15	CitiBank	HUF	(36,450,000,000)	(130,246,361)	(128,662,740)	1,583,621
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	(36,950,000,000)	(132,061,156)	(130,427,661)	1,633,495
Indonesian Rupiah, Expiring 09/16/15*	CitiBank	IDR	(639,050,000,000)	(47,064,719)	(47,124,825)	(60,106)
Indonesian Rupiah, Expiring 09/16/15*	Credit Suisse International	IDR	(639,050,000,000)	(47,064,719)	(47,124,825)	(60,106)
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	(52,695,000)	(13,693,257)	(13,967,797)	(274,540)
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	(52,694,999)	(13,693,605)	(13,967,797)	(274,192)
Indian Rupee, Expiring 09/16/15*	CitiBank	INR	(3,178,800,000)	(48,883,625)	(49,149,859)	(266,234)
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	(3,178,800,000)	(48,881,985)	(49,149,859)	(267,874)
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	(307,750,763,001)	(2,480,109,696)	(2,517,174,735)	(37,065,039)
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	(307,750,762,999)	(2,480,128,023)	(2,517,174,735)	(37,046,712)
Korean Won, Expiring 09/16/15*	CitiBank	KRW	(173,000,000,000)	(154,801,864)	(154,820,468)	(18,604)
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	(173,000,000,000)	(154,801,942)	(154,820,468)	(18,526)
Mexican Peso, Expiring 09/17/15	CitiBank	MXN	(3,970,500,000)	(254,580,520)	(251,224,188)	3,356,332
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	(3,970,500,000)	(254,603,633)	(251,224,188)	3,379,445
Malaysian Ringgit, Expiring 09/17/15*	CitiBank	MYR	(256,000,000)	(68,469,050)	(67,446,692)	1,022,358
Malaysian Ringgit, Expiring 09/17/15*	Credit Suisse International	MYR	(256,000,000)	(68,469,095)	(67,446,692)	1,022,403
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	(3,840,225,500)	(489,947,243)	(488,911,985)	1,035,258
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	(3,840,225,500)	(489,971,392)	(488,911,985)	1,059,407
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	(1,184,908,499)	(826,184,042)	(797,665,650)	28,518,392
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	(1,184,908,499)	(826,369,852)	(797,665,650)	28,704,202
Philippine Peso, Expiring 09/16/15*	CitiBank	PHP	(3,337,750,000)	(73,653,229)	(73,713,610)	(60,381)
Philippine Peso, Expiring 09/16/15*	Credit Suisse International	PHP	(3,337,750,000)	(73,653,229)	(73,713,610)	(60,381)
Poland Zloty, Expiring 09/16/15	CitiBank	PLN	(673,500,000)	(179,219,047)	(178,749,331)	469,716
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	(673,500,000)	(179,225,989)	(178,749,330)	476,659
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	(2,742,934,000)	(325,544,092)	(331,416,152)	(5,872,060)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	(2,742,934,000)	(325,564,980)	(331,416,152)	(5,851,172)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	(138,000,000)	(102,141,094)	(102,348,657)	(207,563)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	(148,000,000)	$ (109,536,915)	$ (109,765,226)	$ (228,311)
Turkish Lira, Expiring 09/16/15	CitiBank	TRY	(333,545,000)	(119,245,091)	(121,740,332)	(2,495,241)
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	(333,545,000)	(119,246,399)	(121,740,332)	(2,493,933)
Taiwanese Dollar, Expiring 09/16/15*	CitiBank	TWD	(3,025,000,000)	(98,192,366)	(98,090,933)	101,433
Taiwanese Dollar, Expiring 09/16/15*	Credit Suisse International	TWD	(3,025,000,000)	(98,192,376)	(98,090,933)	101,443
South African Rand, Expiring 09/16/15	CitiBank	ZAR	(990,000,000)	(78,572,200)	(80,278,459)	(1,706,259)
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	(1,030,000,000)	(81,816,074)	(83,522,033)	(1,705,959)

				(18,606,339,008)	(18,640,536,350)	(34,197,342)

				$(1,722,467,286)	$(1,762,798,650)	$(40,331,364)

*	Non-deliverable forward. (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Money Market Funds	$11,730,732	$—	$11,730,732

Barclays Capital
Cash	—	240,313,198	240,313,198

Citibank
Cash	97,610,000	—	97,610,000

Credit Suisse International
Money Market Funds	18,350,030	—	18,350,030

Goldman Sachs
Cash	—	(2,952,490)	(2,952,490)
U.S. Treasury Bills	—	17,114,337	17,114,337

J.P. Morgan
Cash	—	14,564,892	14,564,892
U.S. Treasury Bills	—	68,752,063	68,752,063

Morgan Stanley and Co., International PLC
Cash	—	(8,420,282)	(8,420,282)
U.S. Treasury Bills	—	23,093,070	23,093,070

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Cash	$93,110,000	$—	$93,110,000

Deutsche Bank
Money Market Funds	1,100,073	—	1,100,073

Goldman Sachs
Cash	—	(6,501,057)	(6,501,057)
U.S. Treasury Bills	—	13,579,411	13,579,411

J.P. Morgan
Cash	—	(536)	(536)
U.S. Treasury Bills	—	42,791,825	42,791,825

Merrill Lynch
Money Market Funds	23,721,394	—	23,721,394

Morgan Stanley and Co., International PLC
Cash	—	(11,821,030)	(11,821,030)
U.S. Treasury Bills	—	124,287,570	124,287,570

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

MONEY MARKET FUNDS - 50.0%	SHARES	VALUE (Note 5)
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^	119,819,282	$119,819,282
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^	5,940,034	5,940,034

TOTAL MONEY MARKET FUNDS (cost $125,759,316)		125,759,316

SHORT-TERM INVESTMENTS - 44.2%	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Bill, 0.072%, 07/30/2015 (c)	$38,554	$38,553,383
U.S. Treasury Bill, 0.063%, 08/06/2015 (c)	2,838	2,838,000
U.S. Treasury Bill, 0.083%, 11/19/2015 (c)(d)^	69,531	69,523,491

TOTAL SHORT-TERM INVESTMENTS (cost $110,897,977)		110,914,874

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 94.2% (cost $236,657,293)		236,674,190

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8% (e)		14,696,925

NET ASSETS - 100.0%		$251,371,115

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	A portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Bovespa Index August Futures	8/2015	BRL	(272,835)	$1,241
CitiBank	Cocoa September Futures^	8/2015	USD	219,358	9,470
CitiBank	Cocoa September Futures^	8/2015	USD	(192,990)	(3,149)
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	(726,994)	31,884
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	681,844	13,252
CitiBank	Corn September Futures^	8/2015	USD	(10,026,989)	(1,746,811)
CitiBank	Cotton No. 2 December Futures^	11/2015	USD	(1,148,438)	(39,938)
CitiBank	Cotton No. 2 December Futures^	11/2015	USD	537,060	6,212
CitiBank	Gold 100 OZ August Futures^	7/2015	USD	(9,263,280)	144,192
CitiBank	Gold 100 OZ August Futures^	7/2015	USD	9,290,970	(172,004)
Bank of America	Hang Seng Index July Futures	7/2015	HKD	40,895,084	(204,973)
Bank of America	H-SHARES Index July Futures	7/2015	HKD	20,292,877	(116,782)
Deutsche Bank	Lean Hogs August Futures^	8/2015	USD	(522,341)	16,591
Deutsche Bank	Lean Hogs August Futures^	8/2015	USD	535,724	(29,974)
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	(605,300)	26,180
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	641,063	(61,943)
Deutsche Bank	Live Cattle August Futures^	8/2015	USD	2,953,380	(51,110)
CitiBank	Soybean Meal December Futures^	11/2015	USD	(5,175,344)	(764,503)
CitiBank	Soybean Meal December Futures^	11/2015	USD	3,920,282	224,215

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Soybean November Futures^	10/2015	USD	(17,854,641)	$ (2,524,771)
CitiBank	Soybean November Futures^	10/2015	USD	12,652,227	934,804
Bank of America	Swiss Market Index September Futures	9/2015	CHF	(351,076)	(603)
CitiBank	Wheat September Futures^	8/2015	USD	1,679,773	136,689
CitiBank	Wheat September Futures^	8/2015	USD	(3,336,079)	(696,827)

					$(4,868,658)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
171	Goldman Sachs	Cocoa Futures^	9/2015	$5,766,899	$5,795,508	$28,609
83	Morgan Stanley and Co., International PLC	Cocoa Futures^	9/2015	2,570,332	2,713,270	142,938
12	Morgan Stanley and Co., International PLC	Live Cattle Futures^	8/2015	725,851	710,760	(15,091)
5	J.P. Morgan	LME Aluminum Futures^	8/2015	244,235	208,625	(35,610)
18	J.P. Morgan	LME Aluminum Futures^	8/2015	857,739	751,275	(106,464)
5	J.P. Morgan	LME Aluminum Futures^	8/2015	224,140	209,438	(14,702)
7	J.P. Morgan	LME Aluminum Futures^	8/2015	313,139	293,191	(19,948)
14	J.P. Morgan	LME Aluminum Futures^	8/2015	622,022	586,338	(35,684)
6	J.P. Morgan	LME Aluminum Futures^	8/2015	259,518	251,391	(8,127)
15	J.P. Morgan	LME Aluminum Futures^	8/2015	659,819	628,642	(31,177)
3	J.P. Morgan	LME Aluminum Futures^	9/2015	130,770	125,861	(4,909)
6	J.P. Morgan	LME Aluminum Futures^	9/2015	262,515	251,853	(10,662)
16	J.P. Morgan	LME Aluminum Futures^	9/2015	692,993	671,784	(21,209)
7	J.P. Morgan	LME Aluminum Futures^	9/2015	303,992	294,215	(9,777)
1	J.P. Morgan	LME Aluminum Futures^	9/2015	44,152	42,041	(2,111)
2	J.P. Morgan	LME Aluminum Futures^	9/2015	88,355	84,106	(4,249)
8	J.P. Morgan	LME Aluminum Futures^	9/2015	348,420	336,510	(11,910)
3	J.P. Morgan	LME Aluminum Futures^	9/2015	128,407	126,323	(2,084)
7	J.P. Morgan	LME Aluminum Futures^	9/2015	300,317	294,875	(5,442)
10	J.P. Morgan	LME Aluminum Futures^	9/2015	426,842	421,365	(5,477)
8	J.P. Morgan	LME Aluminum Futures^	9/2015	339,124	337,462	(1,662)
5	J.P. Morgan	LME Aluminum Futures^	9/2015	215,359	210,972	(4,387)
5	J.P. Morgan	LME Copper Futures^	7/2015	755,215	719,514	(35,701)
2	J.P. Morgan	LME Copper Futures^	7/2015	301,559	287,817	(13,742)
3	J.P. Morgan	LME Copper Futures^	7/2015	453,551	431,743	(21,808)
3	J.P. Morgan	LME Copper Futures^	7/2015	455,034	431,794	(23,240)
1	J.P. Morgan	LME Copper Futures^	7/2015	151,688	143,909	(7,779)
4	J.P. Morgan	LME Copper Futures^	7/2015	608,383	575,663	(32,720)
2	J.P. Morgan	LME Copper Futures^	7/2015	298,965	287,837	(11,128)
4	J.P. Morgan	LME Copper Futures^	7/2015	607,920	575,750	(32,170)
3	J.P. Morgan	LME Copper Futures^	7/2015	474,073	431,838	(42,235)
1	J.P. Morgan	LME Copper Futures^	8/2015	160,717	143,971	(16,746)
3	J.P. Morgan	LME Copper Futures^	8/2015	480,097	431,928	(48,169)
1	J.P. Morgan	LME Copper Futures^	8/2015	160,578	144,022	(16,556)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Copper Futures^	8/2015	$ 158,190	$ 144,025	$ (14,165)
11	J.P. Morgan	LME Copper Futures^	9/2015	1,656,077	1,584,897	(71,180)
11	J.P. Morgan	LME Copper Futures^	9/2015	1,634,902	1,584,957	(49,945)
4	J.P. Morgan	LME Copper Futures^	9/2015	593,410	576,433	(16,977)
3	J.P. Morgan	LME Copper Futures^	9/2015	449,632	432,340	(17,292)
4	J.P. Morgan	LME Copper Futures^	9/2015	604,410	576,475	(27,935)
4	J.P. Morgan	LME Copper Futures^	9/2015	589,510	576,438	(13,072)
21	J.P. Morgan	LME Copper Futures^	9/2015	3,060,427	3,025,706	(34,721)
4	J.P. Morgan	LME Copper Futures^	9/2015	582,510	576,363	(6,147)
10	J.P. Morgan	LME Copper Futures^	9/2015	1,441,900	1,440,688	(1,212)
8	J.P. Morgan	LME Copper Futures^	9/2015	1,151,920	1,152,450	530
11	J.P. Morgan	LME Copper Futures^	9/2015	1,559,420	1,584,872	25,452
6	J.P. Morgan	LME Copper Futures^	9/2015	860,996	864,510	3,514
3	J.P. Morgan	LME Copper Futures^	9/2015	434,015	432,273	(1,742)
2	J.P. Morgan	LME Copper Futures^	9/2015	288,033	288,193	160
2	J.P. Morgan	LME Copper Futures^	9/2015	289,281	288,239	(1,042)
2	J.P. Morgan	LME Nickel Futures^	7/2015	153,005	143,222	(9,783)
2	J.P. Morgan	LME Nickel Futures^	7/2015	153,366	143,229	(10,137)
1	J.P. Morgan	LME Nickel Futures^	7/2015	76,202	71,617	(4,585)
1	J.P. Morgan	LME Nickel Futures^	7/2015	75,827	71,630	(4,197)
1	J.P. Morgan	LME Nickel Futures^	7/2015	74,273	71,633	(2,640)
3	J.P. Morgan	LME Nickel Futures^	8/2015	259,228	215,103	(44,125)
1	J.P. Morgan	LME Nickel Futures^	8/2015	84,571	71,718	(12,853)
1	J.P. Morgan	LME Nickel Futures^	8/2015	85,637	71,721	(13,916)
1	J.P. Morgan	LME Nickel Futures^	9/2015	77,702	71,787	(5,915)
1	J.P. Morgan	LME Nickel Futures^	9/2015	77,822	71,790	(6,032)
2	J.P. Morgan	LME Nickel Futures^	9/2015	154,085	143,666	(10,419)
2	J.P. Morgan	LME Nickel Futures^	9/2015	153,138	143,674	(9,464)
2	J.P. Morgan	LME Zinc Futures^	7/2015	105,055	99,788	(5,267)
6	J.P. Morgan	LME Zinc Futures^	7/2015	320,505	299,363	(21,142)
3	J.P. Morgan	LME Zinc Futures^	7/2015	161,516	149,681	(11,835)
7	J.P. Morgan	LME Zinc Futures^	7/2015	377,951	349,256	(28,695)
8	J.P. Morgan	LME Zinc Futures^	7/2015	441,426	399,001	(42,425)
5	J.P. Morgan	LME Zinc Futures^	7/2015	277,644	249,281	(28,363)
4	J.P. Morgan	LME Zinc Futures^	7/2015	218,547	199,300	(19,247)
2	J.P. Morgan	LME Zinc Futures^	7/2015	110,066	99,588	(10,478)
5	J.P. Morgan	LME Zinc Futures^	7/2015	277,547	248,958	(28,589)
1	J.P. Morgan	LME Zinc Futures^	7/2015	55,810	49,790	(6,020)
3	J.P. Morgan	LME Zinc Futures^	7/2015	166,558	149,361	(17,197)
1	J.P. Morgan	LME Zinc Futures^	7/2015	54,586	49,784	(4,802)
3	J.P. Morgan	LME Zinc Futures^	7/2015	170,595	149,328	(21,267)
1	J.P. Morgan	LME Zinc Futures^	7/2015	57,503	49,774	(7,729)
2	J.P. Morgan	LME Zinc Futures^	7/2015	114,112	99,543	(14,569)
4	J.P. Morgan	LME Zinc Futures^	7/2015	234,054	199,068	(34,986)
1	J.P. Morgan	LME Zinc Futures^	8/2015	59,417	49,776	(9,641)
1	J.P. Morgan	LME Zinc Futures^	8/2015	58,751	49,784	(8,967)
3	J.P. Morgan	LME Zinc Futures^	8/2015	172,084	149,466	(22,618)
2	J.P. Morgan	LME Zinc Futures^	8/2015	115,637	99,674	(15,963)
2	J.P. Morgan	LME Zinc Futures^	8/2015	113,177	99,750	(13,427)
3	J.P. Morgan	LME Zinc Futures^	8/2015	163,732	149,658	(14,074)
5	J.P. Morgan	LME Zinc Futures^	8/2015	271,137	249,602	(21,535)
14	J.P. Morgan	LME Zinc Futures^	8/2015	776,557	698,968	(77,589)
5	J.P. Morgan	LME Zinc Futures^	9/2015	268,112	249,830	(18,282)
1	J.P. Morgan	LME Zinc Futures^	9/2015	54,396	49,994	(4,402)
1	J.P. Morgan	LME Zinc Futures^	9/2015	53,703	50,000	(3,703)
1	J.P. Morgan	LME Zinc Futures^	9/2015	53,052	49,990	(3,062)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
26	J.P. Morgan	LME Zinc Futures^	9/2015	$ 1,382,837	$ 1,299,025	$ (83,812)
2	J.P. Morgan	LME Zinc Futures^	9/2015	106,005	99,944	(6,061)
4	J.P. Morgan	LME Zinc Futures^	9/2015	208,512	199,856	(8,656)
5	J.P. Morgan	LME Zinc Futures^	9/2015	260,262	249,826	(10,436)
6	J.P. Morgan	LME Zinc Futures^	9/2015	305,190	299,825	(5,365)
8	J.P. Morgan	LME Zinc Futures^	9/2015	406,820	399,778	(7,042)
7	J.P. Morgan	LME Zinc Futures^	9/2015	359,908	349,814	(10,094)
8	J.P. Morgan	LME Zinc Futures^	9/2015	405,745	399,800	(5,945)
3	J.P. Morgan	LME Zinc Futures^	9/2015	150,871	149,985	(886)
6	J.P. Morgan	LME Zinc Futures^	9/2015	298,065	300,000	1,935
14	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	278,839	286,188	7,349
18	Morgan Stanley and Co., International PLC	WTI Crude Futures^	7/2015	1,084,741	1,070,460	(14,281)
25	Barclays Capital	Amsterdam Index Futures	7/2015	2,735,981	2,631,325	(104,656)
122	Barclays Capital	CAC40 Index Futures	7/2015	6,829,946	6,510,200	(319,746)
114	Barclays Capital	E-Mini DJIA CBOT Futures	9/2015	10,202,238	9,988,110	(214,128)
129	Barclays Capital	E-Mini Russell 2000 Futures	9/2015	16,335,915	16,130,160	(205,755)
73	Barclays Capital	Euro Stoxx 50 Index	9/2015	2,905,731	2,796,356	(109,375)
6	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2015	229,425	228,045	(1,380)
26	Barclays Capital	FTSE/MIB Index Futures	9/2015	3,394,716	3,271,516	(123,200)
50	Barclays Capital	Hang Seng Index Futures	7/2015	8,751,558	8,451,213	(300,345)
42	Barclays Capital	H-SHARES Index Futures	7/2015	3,644,578	3,501,558	(143,020)
7	Barclays Capital	IBEX 35 Index Futures	7/2015	867,144	840,867	(26,277)
175	Barclays Capital	NASDAQ 100 E-Mini Futures	9/2015	15,655,728	15,365,875	(289,853)
97	J.P. Morgan	Nikkei 225 Futures	9/2015	16,190,274	16,033,909	(156,365)
3	J.P. Morgan	OMXS30 Index Futures	7/2015	57,997	55,794	(2,203)
110	Barclays Capital	S&P 500 E-Mini Futures	9/2015	11,521,304	11,299,200	(222,104)
80	Barclays Capital	S&P MID 400 E-Mini Futures	9/2015	12,218,233	11,984,800	(233,433)
3	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	413,454	405,396	(8,058)
74	J.P. Morgan	SGX FTSE China A50 Index Futures	7/2015	967,539	918,340	(49,199)
119	Barclays Capital	TOPIX Index Futures	9/2015	16,056,372	15,854,026	(202,346)
11	Goldman Sachs	10-Year Japanese Government Bond Futures	9/2015	13,208,666	13,209,708	1,042
398	J.P. Morgan	90-Day EURODollar Futures	12/2015	98,907,870	98,967,675	59,805
374	J.P. Morgan	90-Day EURODollar Futures	3/2016	92,776,721	92,826,800	50,079
364	J.P. Morgan	90-Day EURODollar Futures	6/2016	90,122,644	90,158,250	35,606
362	J.P. Morgan	90-Day EURODollar Futures	9/2016	89,433,894	89,459,250	25,356
281	J.P. Morgan	90-Day EURODollar Futures	12/2016	69,272,296	69,287,575	15,279
211	J.P. Morgan	90-Day EURODollar Futures	3/2017	51,925,481	51,929,738	4,257
142	J.P. Morgan	90-Day EURODollar Futures	6/2017	34,872,838	34,884,075	11,237
222	J.P. Morgan	90-Day Sterling Futures	12/2015	43,289,404	43,283,891	(5,513)
154	J.P. Morgan	90-Day Sterling Futures	3/2016	29,996,749	29,986,444	(10,305)
61	J.P. Morgan	90-Day Sterling Futures	6/2016	11,866,762	11,858,577	(8,185)
27	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2016	5,353,911	5,360,819	6,908
36	Goldman Sachs	Euro - OAT Futures	9/2015	5,857,935	5,878,515	20,580
52	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2015	14,030,688	14,042,142	11,454
65	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2016	17,534,259	17,552,676	18,417
63	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	6/2016	16,987,759	17,007,541	19,782
40	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	9/2015	6,551,308	6,628,452	77,144
26	Goldman Sachs	Long Gilt Futures	9/2015	4,760,897	4,727,860	(33,037)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
25	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	9/2015	$ 3,150,886	$ 3,154,297	$ 3,411
1,284	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	9/2015	280,762,681	281,115,750	353,069
269	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	9/2015	32,079,303	32,080,351	1,048

				1,189,484,319	1,185,930,173	(3,554,146)

Short Contracts:
11	Goldman Sachs	Brent Crude Futures^	7/2015	$(689,167)	$(699,490)	$(10,323)
2	Goldman Sachs	Brent Crude Futures^	8/2015	(127,474)	(128,280)	(806)
123	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	9/2015	(6,133,774)	(6,106,950)	26,824
89	Morgan Stanley and Co., International PLC	Corn Futures^	9/2015	(1,607,312)	(1,877,900)	(270,588)
75	Goldman Sachs	Gas Oil Futures^	8/2015	(4,403,134)	(4,320,000)	83,134
8	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	7/2015	(694,044)	(688,599)	5,445
326	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	8/2015	(38,412,324)	(38,200,680)	211,644
78	Morgan Stanley and Co., International PLC	Hard Red Winter Wheat Futures^	9/2015	(2,061,706)	(2,379,975)	(318,269)
28	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	7/2015	(2,252,277)	(2,222,522)	29,755
31	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	8/2015	(926,562)	(922,250)	4,312
5	J.P. Morgan	LME Aluminum Futures^	8/2015	(242,956)	(208,624)	34,332
18	J.P. Morgan	LME Aluminum Futures^	8/2015	(855,201)	(751,275)	103,926
5	J.P. Morgan	LME Aluminum Futures^	8/2015	(225,717)	(209,437)	16,280
7	J.P. Morgan	LME Aluminum Futures^	8/2015	(313,452)	(293,192)	20,260
14	J.P. Morgan	LME Aluminum Futures^	8/2015	(620,919)	(586,338)	34,581
6	J.P. Morgan	LME Aluminum Futures^	8/2015	(261,162)	(251,390)	9,772
15	J.P. Morgan	LME Aluminum Futures^	8/2015	(659,835)	(628,643)	31,192
3	J.P. Morgan	LME Aluminum Futures^	9/2015	(130,708)	(125,861)	4,847
6	J.P. Morgan	LME Aluminum Futures^	9/2015	(262,382)	(251,853)	10,529
16	J.P. Morgan	LME Aluminum Futures^	9/2015	(694,995)	(671,784)	23,211
7	J.P. Morgan	LME Aluminum Futures^	9/2015	(304,704)	(294,215)	10,489
1	J.P. Morgan	LME Aluminum Futures^	9/2015	(43,840)	(42,041)	1,799
2	J.P. Morgan	LME Aluminum Futures^	9/2015	(88,299)	(84,106)	4,193
8	J.P. Morgan	LME Aluminum Futures^	9/2015	(348,232)	(336,510)	11,722
102	J.P. Morgan	LME Aluminum Futures^	9/2015	(4,430,168)	(4,296,113)	134,055
3	J.P. Morgan	LME Aluminum Futures^	9/2015	(128,647)	(126,323)	2,324
7	J.P. Morgan	LME Aluminum Futures^	9/2015	(299,599)	(294,875)	4,724
10	J.P. Morgan	LME Aluminum Futures^	9/2015	(429,542)	(421,365)	8,177
8	J.P. Morgan	LME Aluminum Futures^	9/2015	(339,612)	(337,462)	2,150
5	J.P. Morgan	LME Aluminum Futures^	9/2015	(214,781)	(210,971)	3,810

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
5	J.P. Morgan	LME Copper Futures^	7/2015	$ (757,550)	$ (719,513)	$ 38,037
2	J.P. Morgan	LME Copper Futures^	7/2015	(300,745)	(287,817)	12,928
3	J.P. Morgan	LME Copper Futures^	7/2015	(453,743)	(431,743)	22,000
3	J.P. Morgan	LME Copper Futures^	7/2015	(451,118)	(431,794)	19,324
1	J.P. Morgan	LME Copper Futures^	7/2015	(152,373)	(143,909)	8,464
4	J.P. Morgan	LME Copper Futures^	7/2015	(608,490)	(575,663)	32,827
2	J.P. Morgan	LME Copper Futures^	7/2015	(299,995)	(287,836)	12,159
4	J.P. Morgan	LME Copper Futures^	7/2015	(609,190)	(575,750)	33,440
3	J.P. Morgan	LME Copper Futures^	7/2015	(475,193)	(431,838)	43,355
1	J.P. Morgan	LME Copper Futures^	8/2015	(159,998)	(143,972)	16,026
3	J.P. Morgan	LME Copper Futures^	8/2015	(480,418)	(431,928)	48,490
1	J.P. Morgan	LME Copper Futures^	8/2015	(159,879)	(144,022)	15,857
1	J.P. Morgan	LME Copper Futures^	8/2015	(157,041)	(144,025)	13,016
11	J.P. Morgan	LME Copper Futures^	9/2015	(1,654,124)	(1,584,896)	69,228
11	J.P. Morgan	LME Copper Futures^	9/2015	(1,632,419)	(1,584,957)	47,462
4	J.P. Morgan	LME Copper Futures^	9/2015	(593,391)	(576,433)	16,958
3	J.P. Morgan	LME Copper Futures^	9/2015	(446,615)	(432,341)	14,274
4	J.P. Morgan	LME Copper Futures^	9/2015	(598,550)	(576,475)	22,075
4	J.P. Morgan	LME Copper Futures^	9/2015	(587,299)	(576,438)	10,861
75	J.P. Morgan	LME Copper Futures^	9/2015	(10,986,526)	(10,806,094)	180,432
4	J.P. Morgan	LME Copper Futures^	9/2015	(581,825)	(576,363)	5,462
10	J.P. Morgan	LME Copper Futures^	9/2015	(1,441,449)	(1,440,688)	761
8	J.P. Morgan	LME Copper Futures^	9/2015	(1,156,279)	(1,152,450)	3,829
11	J.P. Morgan	LME Copper Futures^	9/2015	(1,560,281)	(1,584,872)	(24,591)
6	J.P. Morgan	LME Copper Futures^	9/2015	(863,685)	(864,510)	(825)
3	J.P. Morgan	LME Copper Futures^	9/2015	(435,686)	(432,272)	3,414
2	J.P. Morgan	LME Copper Futures^	9/2015	(286,995)	(288,192)	(1,197)
182	Morgan Stanley and Co., International PLC	LME Copper Futures^	9/2015	(11,839,988)	(11,898,250)	(58,262)
2	J.P. Morgan	LME Copper Futures^	9/2015	(289,083)	(288,239)	844
2	J.P. Morgan	LME Nickel Futures^	7/2015	(155,298)	(143,222)	12,076
2	J.P. Morgan	LME Nickel Futures^	7/2015	(152,031)	(143,229)	8,802
1	J.P. Morgan	LME Nickel Futures^	7/2015	(75,399)	(71,618)	3,781
1	J.P. Morgan	LME Nickel Futures^	7/2015	(76,567)	(71,631)	4,936
1	J.P. Morgan	LME Nickel Futures^	7/2015	(74,650)	(71,633)	3,017
3	J.P. Morgan	LME Nickel Futures^	8/2015	(259,373)	(215,104)	44,269
1	J.P. Morgan	LME Nickel Futures^	8/2015	(84,157)	(71,719)	12,438
1	J.P. Morgan	LME Nickel Futures^	8/2015	(84,538)	(71,722)	12,816
1	J.P. Morgan	LME Nickel Futures^	9/2015	(77,742)	(71,787)	5,955
1	J.P. Morgan	LME Nickel Futures^	9/2015	(76,880)	(71,790)	5,090
26	J.P. Morgan	LME Nickel Futures^	9/2015	(2,074,031)	(1,867,554)	206,477
2	J.P. Morgan	LME Nickel Futures^	9/2015	(152,871)	(143,666)	9,205
2	J.P. Morgan	LME Nickel Futures^	9/2015	(154,009)	(143,674)	10,335
2	J.P. Morgan	LME Zinc Futures^	7/2015	(105,745)	(99,787)	5,958
6	J.P. Morgan	LME Zinc Futures^	7/2015	(320,685)	(299,362)	21,323
3	J.P. Morgan	LME Zinc Futures^	7/2015	(161,468)	(149,682)	11,786
7	J.P. Morgan	LME Zinc Futures^	7/2015	(380,083)	(349,256)	30,827
8	J.P. Morgan	LME Zinc Futures^	7/2015	(441,780)	(399,000)	42,780
5	J.P. Morgan	LME Zinc Futures^	7/2015	(276,863)	(249,281)	27,582
4	J.P. Morgan	LME Zinc Futures^	7/2015	(218,090)	(199,300)	18,790
2	J.P. Morgan	LME Zinc Futures^	7/2015	(109,345)	(99,587)	9,758
5	J.P. Morgan	LME Zinc Futures^	7/2015	(278,110)	(248,957)	29,153
1	J.P. Morgan	LME Zinc Futures^	7/2015	(55,923)	(49,790)	6,133
3	J.P. Morgan	LME Zinc Futures^	7/2015	(167,318)	(149,361)	17,957
1	J.P. Morgan	LME Zinc Futures^	7/2015	(54,548)	(49,785)	4,763

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	J.P. Morgan	LME Zinc Futures^	7/2015	$ (170,918)	$ (149,328)	$ 21,590
1	J.P. Morgan	LME Zinc Futures^	7/2015	(57,498)	(49,774)	7,724
2	J.P. Morgan	LME Zinc Futures^	7/2015	(113,820)	(99,543)	14,277
4	J.P. Morgan	LME Zinc Futures^	7/2015	(232,490)	(199,068)	33,422
1	J.P. Morgan	LME Zinc Futures^	8/2015	(59,498)	(49,777)	9,721
1	J.P. Morgan	LME Zinc Futures^	8/2015	(59,348)	(49,784)	9,564
3	J.P. Morgan	LME Zinc Futures^	8/2015	(171,593)	(149,466)	22,127
2	J.P. Morgan	LME Zinc Futures^	8/2015	(114,320)	(99,674)	14,646
2	J.P. Morgan	LME Zinc Futures^	8/2015	(112,495)	(99,750)	12,745
3	J.P. Morgan	LME Zinc Futures^	8/2015	(164,594)	(149,659)	14,935
5	J.P. Morgan	LME Zinc Futures^	8/2015	(271,674)	(249,603)	22,071
14	J.P. Morgan	LME Zinc Futures^	8/2015	(775,667)	(698,967)	76,700
5	J.P. Morgan	LME Zinc Futures^	9/2015	(267,482)	(249,830)	17,652
1	J.P. Morgan	LME Zinc Futures^	9/2015	(53,779)	(49,994)	3,785
1	J.P. Morgan	LME Zinc Futures^	9/2015	(54,321)	(50,000)	4,321
1	J.P. Morgan	LME Zinc Futures^	9/2015	(52,835)	(49,991)	2,844
63	J.P. Morgan	LME Zinc Futures^	9/2015	(3,243,141)	(3,147,638)	95,503
2	J.P. Morgan	LME Zinc Futures^	9/2015	(104,996)	(99,944)	5,052
4	J.P. Morgan	LME Zinc Futures^	9/2015	(208,706)	(199,856)	8,850
5	J.P. Morgan	LME Zinc Futures^	9/2015	(261,457)	(249,826)	11,631
6	J.P. Morgan	LME Zinc Futures^	9/2015	(305,717)	(299,825)	5,892
8	J.P. Morgan	LME Zinc Futures^	9/2015	(406,418)	(399,778)	6,640
7	J.P. Morgan	LME Zinc Futures^	9/2015	(360,214)	(349,814)	10,400
8	J.P. Morgan	LME Zinc Futures^	9/2015	(406,038)	(399,800)	6,238
3	J.P. Morgan	LME Zinc Futures^	9/2015	(150,774)	(149,985)	789
6	J.P. Morgan	LME Zinc Futures^	9/2015	(296,094)	(300,000)	(3,906)
251	Morgan Stanley and Co., International PLC	Natural Gas Futures^	7/2015	(7,212,046)	(7,108,320)	103,726
60	Morgan Stanley and Co., International PLC	Nymex Palladium Futures^	9/2015	(4,448,008)	(4,035,900)	412,108
95	Morgan Stanley and Co., International PLC	Platinum Futures^	10/2015	(5,084,008)	(5,127,625)	(43,617)
127	Morgan Stanley and Co., International PLC	Silver Futures^	9/2015	(10,117,284)	(9,893,935)	223,349
633	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	9/2015	(8,611,646)	(8,840,731)	(229,085)
3	Barclays Capital	DAX Index Futures	9/2015	(922,420)	(919,877)	2,543
3	J.P. Morgan	E-Mini MSCI EAFE Index Futures	9/2015	(276,158)	(275,100)	1,058
49	J.P. Morgan	E-Mini MSCI Emerging Markets Futures	9/2015	(2,357,720)	(2,350,530)	7,190
52	Barclays Capital	FTSE 100 Index Futures	9/2015	(5,382,523)	(5,305,922)	76,601
50	Barclays Capital	KOSPI Index 200 Futures	9/2015	(5,609,801)	(5,653,547)	(43,746)
9	Barclays Capital	MSCI Singapore Index Futures	7/2015	(498,190)	(496,893)	1,297
68	Barclays Capital	SPI 200 Index Futures	9/2015	(7,196,874)	(7,078,894)	117,980
61	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	(16,993,173)	(16,998,062)	(4,889)
49	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	(13,648,713)	(13,653,500)	(4,787)
61	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	(16,987,872)	(16,995,512)	(7,640)
128	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	(35,636,819)	(35,655,581)	(18,762)
144	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	(40,071,641)	(40,096,475)	(24,834)
201	J.P. Morgan	3-Month Euro Euribor Futures	3/2017	(55,903,025)	(55,942,788)	(39,763)
267	J.P. Morgan	3-Month Euro Euribor Futures	6/2017	(74,212,468)	(74,271,132)	(58,664)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
22	J.P. Morgan	90-Day Sterling Futures	9/2016	$ (4,268,153)	$ (4,269,086)	$ (933)
64	J.P. Morgan	90-Day Sterling Futures	12/2016	(12,393,295)	(12,397,791)	(4,496)
56	J.P. Morgan	90-Day Sterling Futures	3/2017	(10,823,736)	(10,831,569)	(7,833)
54	J.P. Morgan	90-Day Sterling Futures	6/2017	(10,422,209)	(10,430,940)	(8,731)
55	J.P. Morgan	Australia 10-Year Bond Futures	9/2015	(5,296,528)	(5,315,501)	(18,973)
114	J.P. Morgan	Australia 3-Year Bond Futures	9/2015	(9,809,087)	(9,793,409)	15,678
61	Goldman Sachs	Canadian 10-Year Bond Futures	9/2015	(6,775,932)	(6,837,470)	(61,538)
7	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(1,387,833)	(1,389,841)	(2,008)
16	Morgan Stanley and Co., International PLC	CME Ultra Long Term U.S. Treasury Bond Futures	9/2015	(2,448,087)	(2,465,000)	(16,913)
245	Goldman Sachs	Euro - Bobl Futures	9/2015	(35,273,448)	(35,393,254)	(119,806)
34	Goldman Sachs	Euro - Bund Futures	9/2015	(5,735,156)	(5,761,545)	(26,389)
364	Goldman Sachs	Euro - SCHATZ Futures	9/2015	(45,131,665)	(45,155,995)	(24,330)
24	Goldman Sachs	Euro-BTP Italian Government Bond Futures	9/2015	(3,529,018)	(3,483,950)	45,068
21	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	9/2015	(3,143,500)	(3,167,719)	(24,219)

				(590,373,880)	(588,317,869)	2,056,011

				$599,110,439	$597,612,304	$(1,498,135)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	33,392,500	$25,578,562	$25,655,501	$76,939
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	33,392,500	25,577,966	25,655,501	77,535
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	14,800,000	4,609,018	4,629,221	20,203
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	14,800,000	4,609,017	4,629,221	20,204
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	38,939,000	31,245,023	31,143,827	(101,196)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	38,939,000	31,244,906	31,143,827	(101,079)
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	5,500	5,904	5,901	(3)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	5,500	5,904	5,901	(3)
Colombian Peso, Expiring 09/16/15*	CitiBank	COP	1,400,000,000	547,505	532,851	(14,654)
Colombian Peso, Expiring 09/16/15*	Credit Suisse International	COP	1,500,000,000	586,056	570,912	(15,144)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Czech Republic Koruna, Expiring 09/16/15	CitiBank	CZK	286,350,000	$ 11,796,603	$ 11,719,338	$ (77,265)
Czech Republic Koruna, Expiring 09/16/15	Credit Suisse International	CZK	286,350,000	11,796,595	11,719,338	(77,257)
Euro, Expiring 09/16/15	CitiBank	EUR	116,552,500	130,425,205	130,080,360	(344,845)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	116,552,500	130,421,486	130,080,360	(341,126)
British Pound, Expiring 09/16/15	CitiBank	GBP	31,266,499	48,457,295	49,100,067	642,772
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	31,266,499	48,457,149	49,100,068	642,919
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	1,069,500	137,898	137,961	63
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	1,479,500	190,758	190,849	91
Hungarian Forint, Expiring 09/16/15	CitiBank	HUF	622,000,000	2,215,671	2,195,562	(20,109)
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	622,000,000	2,215,711	2,195,562	(20,149)
Indonesian Rupiah, Expiring 09/16/15*	CitiBank	IDR	11,450,000,000	844,601	844,346	(255)
Indonesian Rupiah, Expiring 09/16/15*	Credit Suisse International	IDR	11,450,000,000	844,601	844,346	(255)
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	4,050,000	1,054,893	1,073,529	18,636
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	4,150,000	1,081,488	1,100,036	18,548
Indian Rupee, Expiring 09/16/15*	CitiBank	INR	308,000,000	4,748,244	4,762,223	13,979
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	308,000,000	4,748,244	4,762,223	13,979
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	4,222,092,500	34,305,893	34,533,607	227,714
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	4,222,092,500	34,304,096	34,533,607	229,511
Korean Won, Expiring 09/16/15*	CitiBank	KRW	15,547,000,001	13,993,987	13,913,259	(80,728)
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	15,547,000,000	13,993,986	13,913,259	(80,727)
Mexican Peso, Expiring 09/17/15	CitiBank	MXN	36,300,000	2,346,518	2,296,798	(49,720)
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	36,300,000	2,346,387	2,296,798	(49,589)
Malaysian Ringgit, Expiring 09/17/15*	CitiBank	MYR	2,940,000	785,071	774,583	(10,488)
Malaysian Ringgit, Expiring 09/17/15*	Credit Suisse International	MYR	2,940,000	785,073	774,583	(10,490)
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	57,649,500	7,369,923	7,339,552	(30,371)
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	57,649,500	7,369,800	7,339,552	(30,248)
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	683,000	475,686	459,787	(15,899)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	683,000	$ 475,540	$ 459,787	$ (15,753)
Philippine Peso, Expiring 09/16/15*	CitiBank	PHP	79,000,000	1,744,677	1,744,700	23
Philippine Peso, Expiring 09/16/15*	Credit Suisse International	PHP	79,000,000	1,744,676	1,744,700	24
Poland Zloty, Expiring 09/16/15	CitiBank	PLN	22,235,001	5,960,185	5,901,248	(58,937)
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	22,235,000	5,960,198	5,901,249	(58,949)
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	250,189,500	30,598,375	30,229,253	(369,122)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	250,189,500	30,594,303	30,229,253	(365,050)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	21,119,500	15,645,011	15,663,422	18,411
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	21,119,500	15,645,057	15,663,423	18,366
Turkish Lira, Expiring 09/16/15	CitiBank	TRY	6,750,000	2,469,525	2,463,678	(5,847)
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	6,750,000	2,469,836	2,463,678	(6,158)
Taiwanese Dollar, Expiring 09/16/15*	CitiBank	TWD	290,050,000	9,417,327	9,405,379	(11,948)
Taiwanese Dollar, Expiring 09/16/15*	Credit Suisse International	TWD	290,050,000	9,417,329	9,405,379	(11,950)
South African Rand, Expiring 09/16/15	CitiBank	ZAR	40,015,000	3,214,744	3,244,791	30,047
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	40,015,000	3,214,570	3,244,791	30,221

				$780,094,076	$779,818,947	$(275,129)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	(26,217,500)	$(20,078,924)	$(20,142,939)	$(64,015)
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	(26,217,500)	(20,081,463)	(20,142,939)	(61,476)
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	(12,680,000)	(3,834,569)	(3,966,120)	(131,551)
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	(12,680,000)	(3,834,569)	(3,966,120)	(131,551)
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	(14,859,500)	(11,906,085)	(11,884,787)	21,298
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	(14,859,500)	(11,906,785)	(11,884,787)	21,998
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(560,000)	(608,250)	(600,780)	7,470
Chilean Peso, Expiring 09/16/15*	CitiBank	CLP	(704,500,000)	(1,105,968)	(1,094,073)	11,895
Chilean Peso, Expiring 09/16/15*	Credit Suisse International	CLP	(704,500,000)	(1,105,992)	(1,094,073)	11,919
Colombian Peso, Expiring 09/16/15*	CitiBank	COP	(986,500,000)	(384,376)	(375,470)	8,906
Colombian Peso, Expiring 09/16/15*	Credit Suisse International	COP	(986,500,000)	(384,375)	(375,470)	8,905

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Czech Republic Koruna, Expiring 09/16/15	CitiBank	CZK	(69,000,000)	$ (2,792,089)	$ (2,823,938)	$ (31,849)
Czech Republic Koruna, Expiring 09/16/15	Credit Suisse International	CZK	(69,000,000)	(2,792,433)	(2,823,938)	(31,505)
Euro, Expiring 09/16/15	CitiBank	EUR	(108,155,502)	(120,995,363)	(120,708,747)	286,616
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(108,155,501)	(120,996,375)	(120,708,746)	287,629
British Pound, Expiring 09/16/15	CitiBank	GBP	(9,554,500)	(14,637,405)	(15,004,129)	(366,724)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	(9,554,500)	(14,637,477)	(15,004,129)	(366,652)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(2,176,000)	(280,692)	(280,695)	(3)
Hungarian Forint, Expiring 09/16/15	CitiBank	HUF	(1,675,000,000)	(5,984,319)	(5,912,486)	71,833
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	(1,705,000,000)	(6,092,860)	(6,018,381)	74,479
Indonesian Rupiah, Expiring 09/16/15*	CitiBank	IDR	(29,105,000,000)	(2,143,715)	(2,146,263)	(2,548)
Indonesian Rupiah, Expiring 09/16/15*	Credit Suisse International	IDR	(29,205,000,000)	(2,151,054)	(2,153,637)	(2,583)
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	(2,425,000)	(630,178)	(642,793)	(12,615)
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	(2,425,000)	(630,194)	(642,793)	(12,599)
Indian Rupee, Expiring 09/16/15*	CitiBank	INR	(146,500,000)	(2,252,929)	(2,265,148)	(12,219)
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	(146,500,000)	(2,252,851)	(2,265,148)	(12,297)
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	(14,205,436,498)	(114,488,031)	(116,190,015)	(1,701,984)
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	(14,205,436,498)	(114,488,873)	(116,190,015)	(1,701,142)
Korean Won, Expiring 09/16/15*	CitiBank	KRW	(8,085,000,000)	(7,234,342)	(7,235,395)	(1,053)
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	(8,085,000,000)	(7,234,346)	(7,235,395)	(1,049)
Mexican Peso, Expiring 09/17/15	CitiBank	MXN	(180,675,000)	(11,587,914)	(11,431,792)	156,122
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	(180,675,000)	(11,588,929)	(11,431,792)	157,137
Malaysian Ringgit, Expiring 09/17/15*	CitiBank	MYR	(11,600,000)	(3,103,169)	(3,056,178)	46,991
Malaysian Ringgit, Expiring 09/17/15*	Credit Suisse International	MYR	(11,600,000)	(3,103,170)	(3,056,178)	46,992
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	(175,263,500)	(22,360,760)	(22,313,383)	47,377
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	(175,263,500)	(22,361,863)	(22,313,383)	48,480
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	(54,150,500)	(37,767,161)	(36,453,444)	1,313,717
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	(54,150,500)	(37,775,561)	(36,453,444)	1,322,117
Philippine Peso, Expiring 09/16/15*	CitiBank	PHP	(152,700,000)	(3,369,840)	(3,372,352)	(2,512)
Philippine Peso, Expiring 09/16/15*	Credit Suisse International	PHP	(152,700,000)	(3,369,840)	(3,372,352)	(2,512)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Poland Zloty, Expiring 09/16/15	CitiBank	PLN	(31,000,000)	$ (8,249,626)	$ (8,227,512)	$ 22,114
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	(31,000,000)	(8,249,949)	(8,227,512)	22,437
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	(125,139,500)	(14,847,173)	(15,120,033)	(272,860)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	(125,139,500)	(14,848,116)	(15,120,033)	(271,917)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	(6,595,000)	(4,881,834)	(4,891,226)	(9,392)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	(7,045,000)	(5,214,665)	(5,224,972)	(10,307)
Turkish Lira, Expiring 09/16/15	CitiBank	TRY	(15,316,000)	(5,475,971)	(5,590,172)	(114,201)
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	(15,316,000)	(5,475,999)	(5,590,171)	(114,172)
Taiwanese Dollar, Expiring 09/16/15*	CitiBank	TWD	(142,500,000)	(4,625,084)	(4,620,811)	4,273
Taiwanese Dollar, Expiring 09/16/15*	Credit Suisse International	TWD	(142,500,000)	(4,625,086)	(4,620,811)	4,275
South African Rand, Expiring 09/16/15	CitiBank	ZAR	(45,750,000)	(3,631,132)	(3,709,838)	(78,706)
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	(47,750,000)	(3,793,258)	(3,872,017)	(78,759)

				(858,252,982)	(859,848,755)	(1,595,773)

				$(78,158,906)	$(80,029,808)	$(1,870,902)

*	Non-deliverable forward. (See Note 4).

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CLP	- Chilean Peso
COP	- Colombian Peso
CZK	- Czech Republic Koruna
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PHP	- Philippine Peso
PLN	- Poland Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
TRY	- Turkish Lira
TWD	- Taiwanese Dollar
USD	- United States Dollar
ZAR	- South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Money Market Funds	$540,005	$—	$540,005

Barclays Capital
Cash	—	10,239,683	10,239,683

Citibank
Cash	4,480,000	—	4,480,000

Credit Suisse International
Money Market Funds	860,002	—	860,002

Goldman Sachs
Cash	—	(32,354)	(32,354)
U.S. Treasury Bills	—	795,906	795,906

J.P. Morgan
Cash	—	2,546,711	2,546,711

Morgan Stanley and Co., International PLC
Cash	—	661,602	661,602

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$4,490,020	$—	$4,490,020

Deutsche Bank
Money Market Funds	50,007	—	50,007

Goldman Sachs
Cash	—	(328,451)	(328,451)
U.S. Treasury Bills	—	596,930	596,930

J.P. Morgan
Cash	—	1,091,892	1,091,892

Morgan Stanley and Co., International PLC
Cash	—	4,914,706	4,914,706

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 95.5%	SHARES	VALUE (Note 5)
COMMON STOCKS - 2.0%

Canada - 0.1%
Mitel Networks Corp. (1)†	147,821	$1,305,259

Cayman Islands - 0.0% (a)
Herbalife Ltd. (1)†(b)	3,466	190,942

China - 0.0% (a)
Sihuan Pharmaceutical Holdings Group Ltd. (3)(b)(c)	816,000	464,238

France - 0.0% (a)
Lafarge SA (b)	6,460	427,116

	SHARES	VALUE (Note 5)

Japan - 0.0% (a)
Tokyo Electron Ltd.	5,040	$320,328

United States - 1.9%
Advent Software, Inc.	74,970	3,314,424
Dresser-Rand Group, Inc. (1)†	129,872	11,062,497
Humana, Inc. (1)	8,742	1,672,170
JetBlue Airways Corp. (1)†	94,621	1,964,332
Sirius XM Holdings, Inc. (1)†(b)	1,507,206	5,621,878
SunEdison, Inc. (1)†	386,345	11,555,578

		35,190,879

TOTAL COMMON STOCKS (cost $37,732,262)		37,898,762

CONVERTIBLE PREFERRED STOCKS - 7.8%			SHARES	VALUE (Note 5)
Netherlands - 0.7%
Fiat Chrysler Automobiles NV, Series FCAU, 7.875%, 12/15/16 (1)			10,765,000	$13,580,047

United States - 7.1%
Allergan PLC, Series A, $1,000.00 par, 5.500% 03/01/18 (1)(b)			25,125	26,194,822
American Tower Corp., Series A, $100.00 par, 5.250% 05/15/17 (1)(b)			16,300	1,643,244
Anthem, Inc. (1)†(b)			90,400	4,610,400
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% 12/31/49 (1)(d)			30,900	3,367,698
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750% 12/31/49 (d)(e)			400	272,250
Crown Castle International Corp., Series A, $100.00 par, 4.500% 11/01/16 (1)(b)			104,600	10,794,720
Dominion Resources, Inc., Series A, $49.00 par, 6.125% 04/01/16 (1)			167,375	8,969,626
Dominion Resources, Inc., Series B, $49.00 par, 6.000% 07/01/16 (1)			276,600	14,889,378
Health Care REIT, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500% 04/20/18 (1)(d)			221,875	13,188,250
Omnicare Capital Trust II, Series B, $50.00 par, 4.000% 06/15/33 (1)			4,950	571,230
Post Holdings, Inc., Perpetual Preferred Stock 144A, $100.00 par, 2.500% 02/15/19 (d)(e)			22,177	2,324,427
Southwestern Energy Co., Series B, $50.00 par, 6.250% 01/15/18 (1)			351,075	17,332,573
T-Mobile US, Inc., $50.00 par, 5.500% 12/15/17 (1)(b)			217,150	14,657,625
Tyson Foods, Inc., $50.00 par, 4.750% 07/15/17 (1)(b)			310,450	15,991,280
Weyerhaeuser Co., Series A, $50.00 par, 6.375% 07/01/16 (1)			24,925	1,296,100

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $151,304,650)				149,683,670

CORPORATE BONDS - 0.2%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)
United States - 0.2%
Sabine Oil & Gas Corp.	7.250%	06/15/19	$3,950	869,000
United States Steel Corp. (b)	2.750%	04/01/19	2,250	2,479,219

TOTAL CORPORATE BONDS (cost $6,687,433)				3,348,219

CONVERTIBLE BONDS - 22.3%
Bermuda - 0.3%
Ship Finance International Ltd.	3.250%	02/01/18	5,500	5,840,312

Canada - 0.2%
Element Financial Corp. 144A (b)(e)	5.125%	06/30/19	2,856	2,789,688

Cayman Islands - 0.1%
Herbalife Ltd. (b)	2.000%	08/15/19	3,000	2,653,125

Mexico - 0.0% (a)
Cemex SAB de CV	3.750%	03/15/18	350	412,562

Monaco - 0.1%
Scorpio Tankers, Inc. 144A (b)(e)	2.375%	07/01/19	2,300	2,455,250

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)

Netherlands - 0.2%
NXP Semiconductors NV 144A (b)(e)	1.000%	12/01/19	$2,550	$2,972,344

United States - 21.4%
Acorda Therapeutics, Inc. (b)	1.750%	06/15/21	2,600	2,632,500
Alpha Natural Resources, Inc.	4.875%	12/15/20	200	13,500
Anthem, Inc.	2.750%	10/15/42	9,325	20,462,547
Ares Capital Corp. 144A (3)(c)(e)	5.750%	02/01/16	417	425,340
Cheniere Energy, Inc. (b)	4.250%	03/15/45	10,500	7,888,125
Ciena Corp. (b)	4.000%	12/15/20	1,166	1,638,959
Electronic Arts, Inc.	0.750%	07/15/16	450	940,500
Equinix, Inc.	4.750%	06/15/16	4,450	14,089,812
General Cable Corp. (b)(f)	4.500%	11/15/29	1,170	971,100
Health Care REIT, Inc.	3.000%	12/01/29	4,550	5,858,125
Hologic, Inc., Series 2010 (f)	2.000%	12/15/37	1,650	2,761,687
Intel Corp.	3.250%	08/01/39	19,000	28,903,750
Intel Corp.	2.950%	12/15/35	975	1,173,047
Lennar Corp. 144A (e)	3.250%	11/15/21	3,325	7,258,891
Lennar Corp. 144A (e)	2.750%	12/15/20	2,650	6,076,781
Medicines Co./The 144A (e)	2.500%	01/15/22	5,275	5,769,531
Meritor, Inc.	7.875%	03/01/26	1,600	2,528,000
MGIC Investment Corp. (b)	2.000%	04/01/20	13,700	22,810,500
MGIC Investment Corp. (b)	5.000%	05/01/17	4,625	5,286,953
Microchip Technology, Inc.	2.125%	12/15/37	15,700	29,967,375
Micron Technology, Inc., Series C	2.375%	05/01/32	7,775	15,564,578
Micron Technology, Inc., Series F	2.125%	02/15/33	1,600	2,870,000
NorthStar Realty Finance LP 144A (b)(e)	5.375%	06/15/33	100	177,938
Novellus Systems, Inc. (b)	2.625%	05/15/41	13,650	32,461,406
NRG Yield, Inc. 144A (e)	3.500%	02/01/19	4,200	4,538,625
NRG Yield, Inc. 144A (b)(e)	3.250%	06/01/20	1,700	1,694,688
ON Semiconductor Corp., Series B (b)	2.625%	12/15/26	889	1,100,138
Palo Alto Networks, Inc. 144A (e)	0.000%	07/01/19	15,225	24,788,203
Prospect Capital Corp.	4.750%	04/15/20	1,100	1,031,250
Radian Group, Inc.	2.250%	03/01/19	2,775	4,923,891
SanDisk Corp. (b)	1.500%	08/15/17	10,615	13,726,522
SL Green Operating Partnership LP 144A (e)	3.000%	10/15/17	5,325	7,271,953
Spirit Realty Capital, Inc.	3.750%	05/15/21	1,725	1,609,641
Spirit Realty Capital, Inc.	2.875%	05/15/19	4,025	3,793,562
Standard Pacific Corp. (b)	1.250%	08/01/32	3,575	4,348,094
Starwood Property Trust, Inc. (b)	3.750%	10/15/17	1,650	1,661,344
Starwood Property Trust, Inc.	4.000%	01/15/19	4,350	4,600,125
Starwood Property Trust, Inc. (b)	4.550%	03/01/18	5,925	6,173,109
Stillwater Mining Co. (b)	1.750%	10/15/32	2,100	2,245,688
SunEdison, Inc. (b)	2.750%	01/01/21	4,925	10,422,531
SunEdison, Inc. (b)	2.000%	10/01/18	5,950	12,435,500
SunEdison, Inc. 144A (e)	0.250%	01/15/20	4,175	5,072,625
Take-Two Interactive Software, Inc. (b)	1.750%	12/01/16	2,450	3,641,313
Tesla Motors, Inc.	1.500%	06/01/18	8,500	18,508,750
Trinity Industries, Inc.	3.875%	06/01/36	5,975	7,562,109
TTM Technologies, Inc.	1.750%	12/15/20	1,350	1,571,906
UTi Worldwide, Inc. (b)	4.500%	03/01/19	3,075	3,140,344
VeriSign, Inc.	4.136%	08/15/37	21,619	39,833,008
Vishay Intertechnology, Inc.	2.250%	11/15/40	1,275	1,201,688
WebMD Health Corp. (b)	1.500%	12/01/20	1,675	1,798,531

				407,226,083

TOTAL CONVERTIBLE BONDS (cost $364,053,000)				424,349,364

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

MONEY MARKET FUNDS - 59.0%	SHARES	VALUE (Note 5)
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (g)^	1,000,135	$1,000,135
Dreyfus Treasury Cash Management, Class I, 0.010% (g)^	4,000,539	4,000,539
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (g)^	582,310,963	582,310,963
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (g)(h)^	534,026,218	534,026,218
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (g)^	5,001,007	5,001,007

TOTAL MONEY MARKET FUNDS (cost $1,126,338,862)		1,126,338,862

SHORT-TERM INVESTMENTS - 4.2%	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.083%, 11/19/2015 (i)^	$26,638	26,635,123
U.S. Treasury Bill, 0.085%, 11/27/2015 (i)(j)^	11,300	11,298,362
U.S. Treasury Bill, 0.072%, 7/30/2015 (i)^	25,758	25,757,588
U.S. Treasury Bill, 0.063%, 8/6/2015 (i)^	16,427	16,427,000

TOTAL SHORT-TERM INVESTMENTS (cost $80,107,828)		80,118,073

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $1,766,224,035)		1,821,736,950

SECURITIES SOLD SHORT - (24.4)%	SHARES

COMMON STOCKS - (24.4)%

Canada - (0.1)%
Element Financial Corp. (1)†	(109,904)	(1,737,874)

Mexico - 0.0% (a)
Cemex SAB de CV ADR (1)†	(26,416)	(241,971)

Monaco - 0.0% (a)
Scorpio Tankers, Inc. (1)	(133,102)	(1,342,999)

Netherlands - (0.7)%
Fiat Chrysler Automobiles NV (1)†	(763,348)	(11,091,446)
NXP Semiconductor NV (1)†	(17,853)	(1,753,165)

		(12,844,611)

Norway - (0.2)%
Ship Finance International Ltd. (1)	(200,463)	(3,271,556)

	SHARES	VALUE (Note 5)
Switzerland - 0.0% (a)
Holcim Ltd. †	(5,811)	$(428,768)

United States - (23.4)%
AbbVie, Inc. (1)	(64)	(4,300)
Acorda Therapeutics, Inc. (1)†	(40,931)	(1,364,230)
Allergan PLC (1)†	(65,429)	(19,855,084)
Alpha Natural Resources, Inc. (1)†	(5,569)	(1,681)
American Realty Capital Properties, Inc. REIT (1)	(2,310)	(18,780)
American Tower Corp. REIT (1)	(11,028)	(1,028,802)
Anthem, Inc. (1)	(132,429)	(21,736,896)
Ares Capital Corp. (1)	(1,526)	(25,118)
Bunge Ltd. (1)	(11,788)	(1,034,986)
Cheniere Energy, Inc. (1)†	(52,356)	(3,626,177)
Chesapeake Energy Corp. (1)	(9,199)	(102,753)
Ciena Corp. (1)†	(37,179)	(880,399)
Crown Castle International Corp. REIT (1)	(75,333)	(6,049,240)
Dominion Resources, Inc. (1)	(238,236)	(15,930,841)
Electronic Arts, Inc. (1)†	(14,037)	(933,460)
Equinix, Inc. REIT (1)	(55,263)	(14,036,802)
General Cable Corp. (1)	(29,790)	(587,757)
Health Care REIT, Inc. REIT (1)	(164,629)	(10,804,601)
Hologic, Inc. (1)†	(69,854)	(2,658,643)
Intel Corp. (1)	(698,683)	(21,250,443)
JetBlue Airways Corp. (1)†	(94,622)	(1,964,353)
Lam Research Corp. (1)	(376,802)	(30,652,843)
Lennar Corp., Class A (1)	(258,392)	(13,188,328)
Medicines Co./The (1)†	(117,407)	(3,359,014)
Meritor, Inc. (1)†	(108,998)	(1,430,054)
MGIC Investment Corp. (1)†	(1,919,165)	(21,840,098)
MGM Resorts International (1)†	(1)	(18)
Microchip Technology, Inc. (1)	(605,118)	(28,697,720)
Micron Technology, Inc. (1)†	(903,407)	(17,020,188)
NorthStar Realty Finance Corp. REIT (1)	(11,805)	(187,700)
NRG Yield, Inc., Class A (1)	(72,687)	(1,598,387)
NRG Yield, Inc., Class C (1)	(48,732)	(1,066,743)
Omnicare, Inc. (1)	(5,942)	(560,034)
ON Semiconductor Corp. (1)†	(59,267)	(692,831)
Palo Alto Networks, Inc. (1)†	(121,493)	(21,224,827)
Post Holdings, Inc. (1)†	(38,108)	(2,055,164)
Prospect Capital Corp. (1)	(1,331)	(9,810)
Radian Group, Inc. (1)	(246,549)	(4,625,259)
SanDisk Corp. (1)	(152,130)	(8,857,009)
Sirius XM Holdings, Inc. (1)†	(1,507,206)	(5,621,878)
SL Green Realty Corp. REIT (1)	(59,264)	(6,512,521)
Southwestern Energy Co. (1)†	(625,828)	(14,225,070)
Spirit Realty Capital, Inc. REIT (1)	(90,061)	(870,890)
Standard Pacific Corp. (1)†	(307,875)	(2,743,166)
Starwood Property Trust, Inc. REIT (1)	(270,531)	(5,835,354)
Stillwater Mining Co. (1)†	(107,484)	(1,245,740)
SunEdison, Inc. (1)†	(1,205,534)	(36,057,522)
Take-Two Interactive Software, Inc. (1)†	(114,203)	(3,148,577)
Tesla Motors, Inc. (1)†	(64,847)	(17,395,856)
T-Mobile US, Inc. (1)†	(323,409)	(12,538,567)
Trinity Industries, Inc. (1)	(165,402)	(4,371,575)
TTM Technologies, Inc. (1)†	(116,265)	(1,161,487)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
United States - (23.4)% (continued)
Tyson Foods, Inc., Class A (1)	(279,251)	$(11,904,470)
United States Steel Corp. (1)	(56,506)	(1,165,154)
UTi Worldwide, Inc. (1)†	(129,615)	(1,294,854)
VeriSign, Inc. (1)†	(584,004)	(36,044,727)
Vishay Intertechnology, Inc. (1)	(83,367)	(973,727)
WebMD Health Corp. (1)†	(23,395)	(1,035,931)
Weyerhaeuser Co. REIT (1)	(25,150)	(792,225)

		(445,900,664)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $443,226,481)		(465,768,443)

TOTAL SECURITIES SOLD SHORT (proceeds $443,226,481)		(465,768,443)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 71.1% (cost $1,322,997,554)		1,355,968,507

OTHER ASSETS IN EXCESS OF LIABILITIES - 28.9% (k)		551,547,756

NET ASSETS - 100.0%		$1,907,516,263

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$5,353,748	0.3%
Consumer Staples	9,532,851	0.5
Energy	23,163,271	1.2
Financials	34,997,462	1.8
Health Care	15,600,924	0.8
Industrials	6,517,293	0.3
Information Technology	38,247,666	2.1
Materials	2,482,954	0.1
Telecommunication Services	2,119,058	0.1
Utilities	11,496,345	0.6
Money Market Funds	1,126,338,862	59.0
Other Investments	80,118,073	4.3

Total Investments In Securities, At Value	1,355,968,507	71.1
Other Assets in Excess of Liabilities (k)	551,547,756	28.9

Net Assets	$1,907,516,263	100.0%

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2015, the value of these securities was $178,504,803. In addition, $410,441,493 of cash collateral was pledged.
(c)	Security fair valued as of June 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $889,578 or 0.0% of total net assets.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of the close of the reporting period.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f)	Represents a step bond. The rate shown reflects the yield as of close of the reporting period.
(g)	Represents annualized seven-day yield as of the close of the reporting period.
(h)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(i)	The rate shown is the effective yield at the date of purchase.
(j)	A portion of the security is pledged as collateral to the brokers for futures contracts.
(k)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts sell protection as of June 30, 2015:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 24	5.000%	USD	3.557%	60,475,000	$4,005,137	06/20/2020	$(208,930)

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International PLC	Bovespa Index August Futures	8/2015	BRL	(43,903,037)	$103,706
CitiBank	Cocoa September Futures^	8/2015	USD	186,488	9,650
CitiBank	Cocoa September Futures^	8/2015	USD	(192,990)	(3,149)
CitiBank	Corn September Futures^	8/2015	USD	(26,361,752)	(4,590,260)
CitiBank	Corn September Futures^	8/2015	USD	3,906,975	291,818
CitiBank	Cotton No. 2 December Futures^	11/2015	USD	772,575	6,260
CitiBank	Cotton No. 2 December Futures^	11/2015	USD	(1,640,625)	(57,054)
Merrill Lynch	Gas Oil August Futures^	8/2015	USD	1,361,025	(36,218)
Merrill Lynch	Gas Oil August Futures^	8/2015	USD	(1,368,500)	43,692
Merrill Lynch	Gas Oil July Futures^	7/2015	USD	1,361,600	(41,973)
Merrill Lynch	Gas Oil July Futures^	7/2015	USD	(1,328,825)	9,200
Merrill Lynch	Gold 100 OZ August Futures^	7/2015	USD	(1,546,870)	24,469
Merrill Lynch	Gold 100 OZ August Futures^	7/2015	USD	1,544,335	(21,935)
Bank of America	Hang Seng Index July Futures	7/2015	HKD	46,347,785	(232,305)
Bank of America	H-SHARES Index July Futures	7/2015	HKD	230,512,176	(1,308,047)
Goldman Sachs	H-SHARES Index July Futures	7/2015	HKD	16,757,700	(77,578)
Morgan Stanley and Co., International PLC	H-SHARES Index July Futures	7/2015	HKD	65,603,200	(376,248)
Deutsche Bank	Lean Hogs August Futures^	8/2015	USD	(704,801)	20,551
Deutsche Bank	Lean Hogs August Futures^	8/2015	USD	724,632	(40,382)
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	(764,170)	32,650
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	809,706	(78,186)
Merrill Lynch	Live Cattle August Futures^	8/2015	USD	4,034,030	(65,620)
CitiBank	LME Copper September Futures^	9/2015	USD	10,120,100	(322,575)
CitiBank	LME Copper September Futures^	9/2015	USD	(2,315,975)	10,675
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index July Futures	7/2015	USD	1,080,474	(19,344)
CitiBank	Natural Gas July Futures^	8/2015	USD	(4,971,180)	43,492
CitiBank	Natural Gas July Futures^	8/2015	USD	4,809,360	118,298
CitiBank	Natural Gas June Futures^	7/2015	USD	4,915,500	(90,479)
CitiBank	Natural Gas June Futures^	7/2015	USD	(5,129,520)	304,495
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index July Futures	7/2015	USD	(9,417,598)	(40,118)
Deutsche Bank	Soybean November Futures^	10/2015	USD	1,977,376	97,124
CitiBank	Soybean Meal December Futures^	11/2015	USD	(6,558,639)	(969,771)
CitiBank	Soybean Meal December Futures^	11/2015	USD	4,789,872	252,627
Merrill Lynch	Soybean November Futures^	11/2015	USD	12,217,925	1,214,463

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International PLC	Swiss Market Index September Futures	9/2015	CHF	(129,254,913)	$ 1,534,691
Morgan Stanley and Co., International PLC	Taiwan Stock Exchange July Futures	7/2015	TWD	(23,730,370)	(7,162)
Bank of America	Tel Aviv 25 Index July Futures	7/2015	ILS	12,283,595	(109,499)
Bank of America	U.S. Treasury 2-Year Note September Futures	9/2015	USD	(45,448,177)	(90,823)
Bank of America	U.S. Treasury 5-Year Note September Futures	9/2015	USD	(6,541,977)	(17,203)
CitiBank	Wheat September Futures^	8/2015	USD	2,251,587	180,559
CitiBank	Wheat September Futures^	8/2015	USD	(4,557,418)	(953,194)
Goldman Sachs	WIG20 Index September Futures	9/2015	PLN	(14,409,889)	53,827

					$(5,196,876)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
232	Goldman Sachs	Cocoa Futures^	9/2015	$7,824,354	$7,862,912	$38,558
112	Morgan Stanley and Co., International PLC	Cocoa Futures^	9/2015	3,465,833	3,661,280	195,447
17	Morgan Stanley and Co., International PLC	Live Cattle Futures^	8/2015	1,028,070	1,006,910	(21,160)
5	J.P. Morgan	LME Aluminum Futures^	7/2015	223,845	206,767	(17,078)
2	J.P. Morgan	LME Aluminum Futures^	7/2015	89,058	82,738	(6,320)
5	J.P. Morgan	LME Aluminum Futures^	7/2015	229,463	207,371	(22,092)
9	J.P. Morgan	LME Aluminum Futures^	7/2015	412,898	373,376	(39,522)
3	J.P. Morgan	LME Aluminum Futures^	7/2015	137,490	124,566	(12,924)
7	J.P. Morgan	LME Aluminum Futures^	7/2015	327,907	291,398	(36,509)
20	J.P. Morgan	LME Aluminum Futures^	7/2015	961,604	833,040	(128,564)
7	J.P. Morgan	LME Aluminum Futures^	8/2015	341,928	292,075	(49,853)
24	J.P. Morgan	LME Aluminum Futures^	8/2015	1,143,788	1,001,700	(142,088)
7	J.P. Morgan	LME Aluminum Futures^	8/2015	313,796	293,213	(20,583)
11	J.P. Morgan	LME Aluminum Futures^	8/2015	492,076	460,729	(31,347)
19	J.P. Morgan	LME Aluminum Futures^	8/2015	844,240	795,743	(48,497)
9	J.P. Morgan	LME Aluminum Futures^	8/2015	389,277	377,087	(12,190)
19	J.P. Morgan	LME Aluminum Futures^	8/2015	835,781	796,280	(39,501)
5	J.P. Morgan	LME Aluminum Futures^	9/2015	217,950	209,768	(8,182)
7	J.P. Morgan	LME Aluminum Futures^	9/2015	306,267	293,828	(12,439)
22	J.P. Morgan	LME Aluminum Futures^	9/2015	952,866	923,703	(29,163)
6	J.P. Morgan	LME Aluminum Futures^	9/2015	260,565	252,185	(8,380)
4	J.P. Morgan	LME Aluminum Futures^	9/2015	176,610	168,167	(8,443)
4	J.P. Morgan	LME Aluminum Futures^	9/2015	176,710	168,211	(8,499)
11	J.P. Morgan	LME Aluminum Futures^	9/2015	479,077	462,701	(16,376)
2	J.P. Morgan	LME Aluminum Futures^	9/2015	85,605	84,216	(1,389)
10	J.P. Morgan	LME Aluminum Futures^	9/2015	429,025	421,251	(7,774)
11	J.P. Morgan	LME Aluminum Futures^	9/2015	469,526	463,501	(6,025)
12	J.P. Morgan	LME Aluminum Futures^	9/2015	508,685	506,193	(2,492)
7	J.P. Morgan	LME Aluminum Futures^	9/2015	301,502	295,360	(6,142)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	J.P. Morgan	LME Aluminum Futures^	9/2015	$ 126,382	$ 126,825	$ 443
18	J.P. Morgan	LME Copper Futures^	7/2015	2,721,079	2,589,638	(131,441)
5	J.P. Morgan	LME Copper Futures^	7/2015	754,395	719,486	(34,909)
14	J.P. Morgan	LME Copper Futures^	7/2015	2,121,209	2,014,638	(106,571)
7	J.P. Morgan	LME Copper Futures^	7/2015	1,055,458	1,007,360	(48,098)
3	J.P. Morgan	LME Copper Futures^	7/2015	453,551	431,743	(21,808)
3	J.P. Morgan	LME Copper Futures^	7/2015	455,034	431,794	(23,240)
1	J.P. Morgan	LME Copper Futures^	7/2015	148,126	143,931	(4,195)
2	J.P. Morgan	LME Copper Futures^	7/2015	303,376	287,817	(15,559)
5	J.P. Morgan	LME Copper Futures^	7/2015	760,479	719,579	(40,900)
3	J.P. Morgan	LME Copper Futures^	7/2015	448,447	431,754	(16,693)
23	J.P. Morgan	LME Copper Futures^	7/2015	3,392,568	3,310,229	(82,339)
4	J.P. Morgan	LME Copper Futures^	7/2015	607,920	575,750	(32,170)
4	J.P. Morgan	LME Copper Futures^	7/2015	632,097	575,784	(56,313)
2	J.P. Morgan	LME Copper Futures^	8/2015	321,435	287,944	(33,491)
21	J.P. Morgan	LME Copper Futures^	8/2015	3,370,338	3,023,496	(346,842)
6	J.P. Morgan	LME Copper Futures^	8/2015	959,302	864,132	(95,170)
2	J.P. Morgan	LME Copper Futures^	8/2015	314,092	288,050	(26,042)
20	J.P. Morgan	LME Copper Futures^	8/2015	3,044,429	2,880,996	(163,433)
10	J.P. Morgan	LME Copper Futures^	9/2015	1,506,905	1,440,710	(66,195)
16	J.P. Morgan	LME Copper Futures^	9/2015	2,408,839	2,305,304	(103,535)
15	J.P. Morgan	LME Copper Futures^	9/2015	2,229,662	2,161,305	(68,357)
5	J.P. Morgan	LME Copper Futures^	9/2015	741,762	720,541	(21,221)
5	J.P. Morgan	LME Copper Futures^	9/2015	749,387	720,567	(28,820)
5	J.P. Morgan	LME Copper Futures^	9/2015	755,512	720,594	(34,918)
11	J.P. Morgan	LME Copper Futures^	9/2015	1,621,152	1,585,205	(35,947)
73	J.P. Morgan	LME Copper Futures^	9/2015	10,735,520	10,517,931	(217,589)
16	J.P. Morgan	LME Copper Futures^	9/2015	2,330,039	2,305,452	(24,587)
13	J.P. Morgan	LME Copper Futures^	9/2015	1,874,469	1,872,893	(1,576)
11	J.P. Morgan	LME Copper Futures^	9/2015	1,583,889	1,584,618	729
15	J.P. Morgan	LME Copper Futures^	9/2015	2,126,482	2,161,189	34,707
7	J.P. Morgan	LME Copper Futures^	9/2015	1,004,495	1,008,595	4,100
4	J.P. Morgan	LME Copper Futures^	9/2015	578,686	576,363	(2,323)
5	J.P. Morgan	LME Copper Futures^	9/2015	719,742	720,482	740
2	J.P. Morgan	LME Copper Futures^	9/2015	289,281	288,239	(1,042)
3	J.P. Morgan	LME Nickel Futures^	7/2015	229,507	214,833	(14,674)
1	J.P. Morgan	LME Nickel Futures^	7/2015	76,683	71,614	(5,069)
1	J.P. Morgan	LME Nickel Futures^	7/2015	76,202	71,617	(4,585)
1	J.P. Morgan	LME Nickel Futures^	7/2015	76,721	71,620	(5,101)
1	J.P. Morgan	LME Nickel Futures^	7/2015	75,827	71,630	(4,197)
1	J.P. Morgan	LME Nickel Futures^	7/2015	74,273	71,633	(2,640)
1	J.P. Morgan	LME Nickel Futures^	7/2015	74,681	71,651	(3,030)
2	J.P. Morgan	LME Nickel Futures^	8/2015	172,819	143,402	(29,417)
1	J.P. Morgan	LME Nickel Futures^	8/2015	85,865	71,704	(14,161)
2	J.P. Morgan	LME Nickel Futures^	8/2015	169,143	143,437	(25,706)
1	J.P. Morgan	LME Nickel Futures^	8/2015	85,637	71,721	(13,916)
1	J.P. Morgan	LME Nickel Futures^	8/2015	76,082	71,764	(4,318)
1	J.P. Morgan	LME Nickel Futures^	9/2015	77,702	71,787	(5,915)
1	J.P. Morgan	LME Nickel Futures^	9/2015	77,822	71,790	(6,032)
2	J.P. Morgan	LME Nickel Futures^	9/2015	154,085	143,666	(10,419)
2	J.P. Morgan	LME Nickel Futures^	9/2015	153,138	143,674	(9,464)
1	J.P. Morgan	LME Nickel Futures^	9/2015	74,835	71,853	(2,982)
2	J.P. Morgan	LME Zinc Futures^	7/2015	105,055	99,787	(5,268)
9	J.P. Morgan	LME Zinc Futures^	7/2015	480,757	449,043	(31,714)
4	J.P. Morgan	LME Zinc Futures^	7/2015	215,355	199,575	(15,780)
9	J.P. Morgan	LME Zinc Futures^	7/2015	485,937	449,043	(36,894)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
9	J.P. Morgan	LME Zinc Futures^	7/2015	$ 496,604	$ 448,875	$ (47,729)
7	J.P. Morgan	LME Zinc Futures^	7/2015	388,701	348,993	(39,708)
5	J.P. Morgan	LME Zinc Futures^	7/2015	273,184	249,125	(24,059)
3	J.P. Morgan	LME Zinc Futures^	7/2015	165,098	149,381	(15,717)
5	J.P. Morgan	LME Zinc Futures^	7/2015	277,547	248,958	(28,589)
3	J.P. Morgan	LME Zinc Futures^	7/2015	167,429	149,368	(18,061)
3	J.P. Morgan	LME Zinc Futures^	7/2015	166,558	149,361	(17,197)
1	J.P. Morgan	LME Zinc Futures^	7/2015	54,586	49,784	(4,802)
1	J.P. Morgan	LME Zinc Futures^	7/2015	55,505	49,782	(5,723)
4	J.P. Morgan	LME Zinc Futures^	7/2015	227,460	199,104	(28,356)
1	J.P. Morgan	LME Zinc Futures^	7/2015	57,503	49,774	(7,729)
3	J.P. Morgan	LME Zinc Futures^	7/2015	171,168	149,315	(21,853)
6	J.P. Morgan	LME Zinc Futures^	7/2015	351,081	298,602	(52,479)
1	J.P. Morgan	LME Zinc Futures^	8/2015	59,417	49,776	(9,641)
3	J.P. Morgan	LME Zinc Futures^	8/2015	177,057	149,352	(27,705)
1	J.P. Morgan	LME Zinc Futures^	8/2015	57,361	49,822	(7,539)
5	J.P. Morgan	LME Zinc Futures^	8/2015	291,745	249,185	(42,560)
1	J.P. Morgan	LME Zinc Futures^	8/2015	57,304	49,867	(7,437)
3	J.P. Morgan	LME Zinc Futures^	8/2015	169,765	149,625	(20,140)
5	J.P. Morgan	LME Zinc Futures^	8/2015	272,212	249,431	(22,781)
8	J.P. Morgan	LME Zinc Futures^	8/2015	433,820	399,364	(34,456)
18	J.P. Morgan	LME Zinc Futures^	8/2015	998,649	898,672	(99,977)
6	J.P. Morgan	LME Zinc Futures^	9/2015	321,915	299,796	(22,119)
1	J.P. Morgan	LME Zinc Futures^	9/2015	53,352	49,988	(3,364)
1	J.P. Morgan	LME Zinc Futures^	9/2015	54,396	49,994	(4,402)
1	J.P. Morgan	LME Zinc Futures^	9/2015	53,703	50,000	(3,703)
1	J.P. Morgan	LME Zinc Futures^	9/2015	53,052	49,990	(3,062)
35	J.P. Morgan	LME Zinc Futures^	9/2015	1,861,262	1,748,687	(112,575)
4	J.P. Morgan	LME Zinc Futures^	9/2015	212,010	199,888	(12,122)
6	J.P. Morgan	LME Zinc Futures^	9/2015	312,768	299,784	(12,984)
6	J.P. Morgan	LME Zinc Futures^	9/2015	312,315	299,792	(12,523)
10	J.P. Morgan	LME Zinc Futures^	9/2015	508,650	499,708	(8,942)
10	J.P. Morgan	LME Zinc Futures^	9/2015	508,525	499,723	(8,802)
8	J.P. Morgan	LME Zinc Futures^	9/2015	411,324	399,788	(11,536)
12	J.P. Morgan	LME Zinc Futures^	9/2015	609,179	599,700	(9,479)
6	J.P. Morgan	LME Zinc Futures^	9/2015	301,743	299,970	(1,773)
8	J.P. Morgan	LME Zinc Futures^	9/2015	397,420	400,000	2,580
84	Morgan Stanley and Co., International PLC	Soybean Futures^	11/2015	4,020,616	4,356,450	335,834
19	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	378,502	388,398	9,896
178	Barclays Capital	Amsterdam Index Futures	7/2015	18,750,872	18,735,032	(15,840)
261	J.P. Morgan	BIST 30 Futures	8/2015	1,013,626	992,104	(21,522)
117	Barclays Capital	CAC40 Index Futures	7/2015	6,538,635	6,243,389	(295,246)
178	Barclays Capital	DAX Index Futures	9/2015	54,044,100	54,579,348	535,248
130	Barclays Capital	E-Mini DJIA CBOT Futures	9/2015	11,632,962	11,389,950	(243,012)
204	Barclays Capital	Euro Stoxx 50 Index	9/2015	8,108,069	7,814,474	(293,595)
612	Barclays Capital	FTSE 100 Index Futures	9/2015	63,908,550	62,446,628	(1,461,922)
54	Barclays Capital	Hang Seng Index Futures	7/2015	9,454,766	9,127,310	(327,456)
182	Barclays Capital	H-SHARES Index Futures	7/2015	15,633,628	15,173,417	(460,211)
192	Barclays Capital	MSCI Emerging Markets E-Mini Futures	9/2015	9,162,089	9,210,240	48,151
136	Barclays Capital	MSCI Singapore Index Futures	7/2015	7,575,990	7,508,602	(67,388)
200	Barclays Capital	NASDAQ 100 E-Mini Futures	9/2015	17,886,197	17,561,000	(325,197)
111	J.P. Morgan	Nikkei 225 Futures	9/2015	18,532,646	18,348,082	(184,564)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
4	J.P. Morgan	OMXS30 Index Futures	7/2015	$ 77,364	$ 74,392	$ (2,972)
761	Barclays Capital	S&P 500 E-Mini Futures	9/2015	79,055,606	78,169,920	(885,686)
92	Barclays Capital	S&P MID 400 E-Mini Futures	9/2015	14,050,276	13,782,520	(267,756)
3	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	413,454	405,396	(8,058)
82	J.P. Morgan	SGX FTSE China A50 Index Futures	7/2015	1,072,138	1,017,620	(54,518)
1,215	Barclays Capital	TOPIX Index Futures	9/2015	164,161,424	161,870,940	(2,290,484)
850	J.P. Morgan	90-Day EURODollar Futures	12/2015	211,257,520	211,363,126	105,606
559	J.P. Morgan	90-Day EURODollar Futures	3/2016	138,691,639	138,743,800	52,161
380	J.P. Morgan	90-Day EURODollar Futures	6/2016	94,064,150	94,121,250	57,100
441	J.P. Morgan	90-Day EURODollar Futures	9/2016	108,940,209	108,982,125	41,916
327	J.P. Morgan	90-Day EURODollar Futures	12/2016	80,607,923	80,630,025	22,102
246	J.P. Morgan	90-Day EURODollar Futures	3/2017	60,535,644	60,543,675	8,031
165	J.P. Morgan	90-Day EURODollar Futures	6/2017	40,520,199	40,534,312	14,113
1,813	J.P. Morgan	90-Day Sterling Futures	12/2015	353,363,208	353,485,108	121,900
2,033	J.P. Morgan	90-Day Sterling Futures	3/2016	395,962,278	395,860,011	(102,267)
2,410	J.P. Morgan	90-Day Sterling Futures	6/2016	468,749,443	468,510,996	(238,447)
337	Goldman Sachs	Euro—Bund Futures	9/2015	56,627,232	57,107,075	479,843
40	Goldman Sachs	Euro—OAT Futures	9/2015	6,508,473	6,531,684	23,211
60	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2015	16,186,771	16,202,470	15,699
76	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2016	20,500,535	20,523,130	22,595
72	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	6/2016	19,415,767	19,437,189	21,422
45	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	9/2015	7,370,398	7,457,009	86,611
1,292	Goldman Sachs	Long Gilt Futures	9/2015	237,098,120	234,938,261	(2,159,859)
977	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	9/2015	123,515,050	123,269,922	(245,128)
1,440	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	9/2015	314,871,134	315,270,000	398,866
296	Morgan Stanley and Co, International PLC	U.S. Treasury 5-Year Note Futures	9/2015	35,297,113	35,300,312	3,199

				3,386,665,145	3,375,703,063	(10,962,082)

Short Contracts:
235	Goldman Sachs	Brent Crude Futures^	7/2015	$(14,821,032)	$(14,943,650)	$(122,618)
52	Goldman Sachs	Brent Crude Futures^	8/2015	(3,314,318)	(3,335,280)	(20,962)
166	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	9/2015	(8,321,637)	(8,241,900)	79,737
265	Morgan Stanley and Co., International PLC	Corn Futures^	9/2015	(4,752,476)	(5,591,500)	(839,024)
104	Goldman Sachs	Gas Oil Futures^	8/2015	(6,113,335)	(5,990,400)	122,935
11	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	7/2015	(954,310)	(946,823)	7,487
224	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	8/2015	(26,270,699)	(26,248,320)	22,379
107	Morgan Stanley and Co., International PLC	Hard Red Winter Wheat Futures^	9/2015	(2,835,126)	(3,264,838)	(429,712)
39	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	7/2015	(3,138,056)	(3,095,656)	42,400

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
43	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	8/2015	$ (1,282,826)	$ (1,279,250)	$ 3,576
5	J.P. Morgan	LME Aluminum Futures^	7/2015	(223,613)	(206,766)	16,847
2	J.P. Morgan	LME Aluminum Futures^	7/2015	(88,994)	(82,737)	6,257
5	J.P. Morgan	LME Aluminum Futures^	7/2015	(229,613)	(207,371)	22,242
9	J.P. Morgan	LME Aluminum Futures^	7/2015	(413,298)	(373,376)	39,922
3	J.P. Morgan	LME Aluminum Futures^	7/2015	(137,618)	(124,566)	13,052
7	J.P. Morgan	LME Aluminum Futures^	7/2015	(328,720)	(291,397)	37,323
20	J.P. Morgan	LME Aluminum Futures^	7/2015	(957,201)	(833,040)	124,161
7	J.P. Morgan	LME Aluminum Futures^	8/2015	(340,139)	(292,075)	48,064
24	J.P. Morgan	LME Aluminum Futures^	8/2015	(1,140,754)	(1,001,700)	139,054
7	J.P. Morgan	LME Aluminum Futures^	8/2015	(316,004)	(293,212)	22,792
11	J.P. Morgan	LME Aluminum Futures^	8/2015	(492,567)	(460,730)	31,837
19	J.P. Morgan	LME Aluminum Futures^	8/2015	(842,724)	(795,743)	46,981
9	J.P. Morgan	LME Aluminum Futures^	8/2015	(391,744)	(377,087)	14,657
19	J.P. Morgan	LME Aluminum Futures^	8/2015	(835,756)	(796,280)	39,476
5	J.P. Morgan	LME Aluminum Futures^	9/2015	(217,847)	(209,768)	8,079
7	J.P. Morgan	LME Aluminum Futures^	9/2015	(306,112)	(293,829)	12,283
22	J.P. Morgan	LME Aluminum Futures^	9/2015	(955,619)	(923,703)	31,916
6	J.P. Morgan	LME Aluminum Futures^	9/2015	(261,175)	(252,184)	8,991
4	J.P. Morgan	LME Aluminum Futures^	9/2015	(175,361)	(168,167)	7,194
4	J.P. Morgan	LME Aluminum Futures^	9/2015	(176,597)	(168,211)	8,386
11	J.P. Morgan	LME Aluminum Futures^	9/2015	(478,819)	(462,701)	16,118
141	J.P. Morgan	LME Aluminum Futures^	9/2015	(6,125,009)	(5,938,744)	186,265
2	J.P. Morgan	LME Aluminum Futures^	9/2015	(85,765)	(84,216)	1,549
10	J.P. Morgan	LME Aluminum Futures^	9/2015	(427,999)	(421,250)	6,749
11	J.P. Morgan	LME Aluminum Futures^	9/2015	(472,496)	(463,501)	8,995
12	J.P. Morgan	LME Aluminum Futures^	9/2015	(509,418)	(506,193)	3,225
7	J.P. Morgan	LME Aluminum Futures^	9/2015	(300,693)	(295,359)	5,334
3	J.P. Morgan	LME Aluminum Futures^	9/2015	(126,380)	(126,825)	(445)
18	J.P. Morgan	LME Copper Futures^	7/2015	(2,699,956)	(2,589,638)	110,318
5	J.P. Morgan	LME Copper Futures^	7/2015	(751,675)	(719,486)	32,189
14	J.P. Morgan	LME Copper Futures^	7/2015	(2,109,107)	(2,014,639)	94,468
7	J.P. Morgan	LME Copper Futures^	7/2015	(1,052,608)	(1,007,360)	45,248
3	J.P. Morgan	LME Copper Futures^	7/2015	(453,743)	(431,743)	22,000
3	J.P. Morgan	LME Copper Futures^	7/2015	(451,118)	(431,794)	19,324
1	J.P. Morgan	LME Copper Futures^	7/2015	(148,353)	(143,931)	4,422
2	J.P. Morgan	LME Copper Futures^	7/2015	(304,745)	(287,817)	16,928
5	J.P. Morgan	LME Copper Futures^	7/2015	(760,613)	(719,579)	41,034
3	J.P. Morgan	LME Copper Futures^	7/2015	(449,993)	(431,755)	18,238
23	J.P. Morgan	LME Copper Futures^	7/2015	(3,389,865)	(3,310,229)	79,636
4	J.P. Morgan	LME Copper Futures^	7/2015	(609,190)	(575,750)	33,440
4	J.P. Morgan	LME Copper Futures^	7/2015	(633,590)	(575,784)	57,806
2	J.P. Morgan	LME Copper Futures^	8/2015	(319,995)	(287,943)	32,052
21	J.P. Morgan	LME Copper Futures^	8/2015	(3,362,178)	(3,023,496)	338,682
6	J.P. Morgan	LME Copper Futures^	8/2015	(962,279)	(864,132)	98,147
2	J.P. Morgan	LME Copper Futures^	8/2015	(316,303)	(288,050)	28,253
20	J.P. Morgan	LME Copper Futures^	8/2015	(3,057,496)	(2,880,995)	176,501
10	J.P. Morgan	LME Copper Futures^	9/2015	(1,506,864)	(1,440,709)	66,155
16	J.P. Morgan	LME Copper Futures^	9/2015	(2,405,999)	(2,305,304)	100,695
15	J.P. Morgan	LME Copper Futures^	9/2015	(2,226,222)	(2,161,305)	64,917
5	J.P. Morgan	LME Copper Futures^	9/2015	(741,739)	(720,541)	21,198
5	J.P. Morgan	LME Copper Futures^	9/2015	(744,358)	(720,568)	23,790
5	J.P. Morgan	LME Copper Futures^	9/2015	(748,188)	(720,594)	27,594
11	J.P. Morgan	LME Copper Futures^	9/2015	(1,615,073)	(1,585,204)	29,869

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
145	J.P. Morgan	LME Copper Futures^	9/2015	$ (21,195,147)	$ (20,891,781)	$ 303,366
16	J.P. Morgan	LME Copper Futures^	9/2015	(2,327,299)	(2,305,452)	21,847
13	J.P. Morgan	LME Copper Futures^	9/2015	(1,873,883)	(1,872,893)	990
11	J.P. Morgan	LME Copper Futures^	9/2015	(1,589,884)	(1,584,619)	5,265
15	J.P. Morgan	LME Copper Futures^	9/2015	(2,127,655)	(2,161,188)	(33,533)
7	J.P. Morgan	LME Copper Futures^	9/2015	(1,007,633)	(1,008,595)	(962)
4	J.P. Morgan	LME Copper Futures^	9/2015	(580,915)	(576,363)	4,552
5	J.P. Morgan	LME Copper Futures^	9/2015	(717,238)	(720,481)	(3,243)
243	Morgan Stanley and Co., International PLC	LME Copper Futures^	9/2015	(15,808,728)	(15,886,125)	(77,397)
2	J.P. Morgan	LME Copper Futures^	9/2015	(289,083)	(288,239)	844
3	J.P. Morgan	LME Nickel Futures^	7/2015	(232,947)	(214,833)	18,114
1	J.P. Morgan	LME Nickel Futures^	7/2015	(76,015)	(71,614)	4,401
1	J.P. Morgan	LME Nickel Futures^	7/2015	(75,399)	(71,618)	3,781
1	J.P. Morgan	LME Nickel Futures^	7/2015	(76,280)	(71,621)	4,659
1	J.P. Morgan	LME Nickel Futures^	7/2015	(76,567)	(71,631)	4,936
1	J.P. Morgan	LME Nickel Futures^	7/2015	(74,650)	(71,633)	3,017
1	J.P. Morgan	LME Nickel Futures^	7/2015	(75,225)	(71,652)	3,573
2	J.P. Morgan	LME Nickel Futures^	8/2015	(172,915)	(143,402)	29,513
1	J.P. Morgan	LME Nickel Futures^	8/2015	(85,618)	(71,704)	13,914
2	J.P. Morgan	LME Nickel Futures^	8/2015	(168,313)	(143,437)	24,876
1	J.P. Morgan	LME Nickel Futures^	8/2015	(84,538)	(71,722)	12,816
1	J.P. Morgan	LME Nickel Futures^	8/2015	(76,463)	(71,764)	4,699
1	J.P. Morgan	LME Nickel Futures^	9/2015	(77,742)	(71,787)	5,955
1	J.P. Morgan	LME Nickel Futures^	9/2015	(76,880)	(71,790)	5,090
35	J.P. Morgan	LME Nickel Futures^	9/2015	(2,793,429)	(2,514,015)	279,414
2	J.P. Morgan	LME Nickel Futures^	9/2015	(152,871)	(143,666)	9,205
2	J.P. Morgan	LME Nickel Futures^	9/2015	(154,009)	(143,674)	10,335
1	J.P. Morgan	LME Nickel Futures^	9/2015	(75,877)	(71,853)	4,024
2	J.P. Morgan	LME Zinc Futures^	7/2015	(105,745)	(99,787)	5,958
9	J.P. Morgan	LME Zinc Futures^	7/2015	(481,028)	(449,044)	31,984
4	J.P. Morgan	LME Zinc Futures^	7/2015	(215,290)	(199,575)	15,715
9	J.P. Morgan	LME Zinc Futures^	7/2015	(488,678)	(449,044)	39,634
9	J.P. Morgan	LME Zinc Futures^	7/2015	(497,003)	(448,875)	48,128
7	J.P. Morgan	LME Zinc Futures^	7/2015	(387,608)	(348,994)	38,614
5	J.P. Morgan	LME Zinc Futures^	7/2015	(272,613)	(249,125)	23,488
3	J.P. Morgan	LME Zinc Futures^	7/2015	(164,018)	(149,382)	14,636
5	J.P. Morgan	LME Zinc Futures^	7/2015	(278,110)	(248,957)	29,153
3	J.P. Morgan	LME Zinc Futures^	7/2015	(167,768)	(149,368)	18,400
3	J.P. Morgan	LME Zinc Futures^	7/2015	(167,318)	(149,361)	17,957
1	J.P. Morgan	LME Zinc Futures^	7/2015	(54,548)	(49,785)	4,763
1	J.P. Morgan	LME Zinc Futures^	7/2015	(55,698)	(49,783)	5,915
4	J.P. Morgan	LME Zinc Futures^	7/2015	(227,890)	(199,104)	28,786
1	J.P. Morgan	LME Zinc Futures^	7/2015	(57,498)	(49,774)	7,724
3	J.P. Morgan	LME Zinc Futures^	7/2015	(170,730)	(149,314)	21,416
6	J.P. Morgan	LME Zinc Futures^	7/2015	(348,735)	(298,602)	50,133
1	J.P. Morgan	LME Zinc Futures^	8/2015	(59,498)	(49,777)	9,721
3	J.P. Morgan	LME Zinc Futures^	8/2015	(177,443)	(149,352)	28,091
1	J.P. Morgan	LME Zinc Futures^	8/2015	(57,198)	(49,822)	7,376
5	J.P. Morgan	LME Zinc Futures^	8/2015	(288,836)	(249,185)	39,651
1	J.P. Morgan	LME Zinc Futures^	8/2015	(57,247)	(49,867)	7,380
3	J.P. Morgan	LME Zinc Futures^	8/2015	(168,743)	(149,625)	19,118
5	J.P. Morgan	LME Zinc Futures^	8/2015	(273,926)	(249,431)	24,495
8	J.P. Morgan	LME Zinc Futures^	8/2015	(434,678)	(399,364)	35,314
18	J.P. Morgan	LME Zinc Futures^	8/2015	(996,897)	(898,673)	98,224

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
6	J.P. Morgan	LME Zinc Futures^	9/2015	$ (321,202)	$ (299,796)	$ 21,406
1	J.P. Morgan	LME Zinc Futures^	9/2015	(53,286)	(49,989)	3,297
1	J.P. Morgan	LME Zinc Futures^	9/2015	(53,779)	(49,994)	3,785
1	J.P. Morgan	LME Zinc Futures^	9/2015	(54,321)	(50,000)	4,321
1	J.P. Morgan	LME Zinc Futures^	9/2015	(52,835)	(49,991)	2,844
87	J.P. Morgan	LME Zinc Futures^	9/2015	(4,474,441)	(4,346,738)	127,703
4	J.P. Morgan	LME Zinc Futures^	9/2015	(209,992)	(199,888)	10,104
6	J.P. Morgan	LME Zinc Futures^	9/2015	(313,059)	(299,784)	13,275
6	J.P. Morgan	LME Zinc Futures^	9/2015	(313,749)	(299,792)	13,957
10	J.P. Morgan	LME Zinc Futures^	9/2015	(509,528)	(499,708)	9,820
10	J.P. Morgan	LME Zinc Futures^	9/2015	(508,023)	(499,722)	8,301
8	J.P. Morgan	LME Zinc Futures^	9/2015	(411,674)	(399,788)	11,886
12	J.P. Morgan	LME Zinc Futures^	9/2015	(609,403)	(599,700)	9,703
6	J.P. Morgan	LME Zinc Futures^	9/2015	(301,548)	(299,970)	1,578
8	J.P. Morgan	LME Zinc Futures^	9/2015	(394,792)	(400,000)	(5,208)
869	Morgan Stanley and Co., International PLC	Natural Gas Futures^	8/2015	(24,747,506)	(24,610,080)	137,426
82	Morgan Stanley and Co., International PLC	Nymex Palladium Futures^	9/2015	(6,077,683)	(5,515,730)	561,953
129	Morgan Stanley and Co., International PLC	Platinum Futures^	10/2015	(6,903,863)	(6,962,775)	(58,912)
93	Morgan Stanley and Co., International PLC	Silver Futures^	9/2015	(7,351,653)	(7,245,165)	106,488
868	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	9/2015	(11,813,129)	(12,122,835)	(309,706)
37	Morgan Stanley and Co., International PLC	WTI Crude Futures^	8/2015	(2,198,076)	(2,200,390)	(2,314)
4	J.P. Morgan	E-Mini MSCI EAFE Index Futures	9/2015	(368,211)	(366,800)	1,411
984	Barclays Capital	E-Mini Russell 2000 Futures	9/2015	(123,967,598)	(123,039,360)	928,238
333	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	7/2015	(7,483,758)	(7,499,781)	(16,023)
762	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2015	(28,927,974)	(28,961,762)	(33,788)
188	Barclays Capital	FTSE/MIB Index Futures	9/2015	(23,252,621)	(23,655,578)	(402,957)
200	Barclays Capital	IBEX 35 Index Futures	7/2015	(23,889,890)	(24,024,794)	(134,904)
215	Barclays Capital	KOSPI Index 200 Futures	9/2015	(24,413,838)	(24,310,256)	103,582
143	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	9/2015	(4,080,359)	(4,101,896)	(21,537)
274	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2015	(9,493,933)	(9,379,019)	114,914
1,802	Barclays Capital	SET50 Index Futures	9/2015	(10,508,044)	(10,378,086)	129,958
24	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2015	(402,007)	(402,456)	(449)
583	Barclays Capital	SPI 200 Index Futures	9/2015	(61,631,247)	(60,691,104)	940,143
295	Goldman Sachs	10-Year Japanese Government Bond Futures	9/2015	(353,454,699)	(354,260,325)	(805,626)
1,255	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	(349,699,058)	(349,714,225)	(15,167)
1,581	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	(440,535,893)	(440,534,339)	1,554
1,435	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	(399,762,166)	(399,812,448)	(50,282)
148	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	(41,205,039)	(41,226,766)	(21,727)
168	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	(46,750,455)	(46,779,222)	(28,767)
233	J.P. Morgan	3-Month Euro Euribor Futures	3/2017	(64,803,341)	(64,849,102)	(45,761)
310	J.P. Morgan	3-Month Euro Euribor Futures	6/2017	(86,165,060)	(86,232,400)	(67,340)
26	J.P. Morgan	90-Day Sterling Futures	9/2016	(5,044,226)	(5,045,284)	(1,058)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
74	J.P. Morgan	90-Day Sterling Futures	12/2016	$ (14,329,811)	$ (14,334,946)	$ (5,135)
65	J.P. Morgan	90-Day Sterling Futures	3/2017	(12,563,502)	(12,572,357)	(8,855)
63	J.P. Morgan	90-Day Sterling Futures	6/2017	(12,159,317)	(12,169,431)	(10,114)
2,233	J.P. Morgan	Australia 10-Year Bond Futures	9/2015	(214,796,599)	(215,809,313)	(1,012,714)
127	J.P. Morgan	Australia 3-Year Bond Futures	9/2015	(10,926,480)	(10,910,201)	16,279
1,027	Goldman Sachs	Canadian 10-Year Bond Futures	9/2015	(114,294,371)	(115,116,092)	(821,721)
322	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(63,823,142)	(63,932,726)	(109,584)
159	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2016	(31,551,284)	(31,569,265)	(17,981)
546	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	6/2016	(108,248,650)	(108,374,880)	(126,230)
17	Morgan Stanley and Co., International PLC	CME Ultra Long Term U.S. Treasury Bond Futures	9/2015	(2,599,484)	(2,619,062)	(19,578)
275	Goldman Sachs	Euro - Bobl Futures	9/2015	(39,589,492)	(39,727,121)	(137,629)
410	Goldman Sachs	Euro - SCHATZ Futures	9/2015	(50,835,335)	(50,862,522)	(27,187)
28	Goldman Sachs	Euro-BTP Italian Government Bond Futures	9/2015	(4,116,884)	(4,064,609)	52,275
23	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	9/2015	(3,444,472)	(3,469,407)	(24,935)

				(3,036,552,829)	(3,034,867,586)	1,685,243

				$350,112,316	$340,835,477	$(9,276,839)

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	130,797,500	$100,130,656	$100,491,888	$361,232
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	130,797,500	100,129,649	100,491,888	362,239
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	111,164,500	34,687,714	34,770,643	82,929
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	111,164,500	34,687,715	34,770,643	82,928
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	66,508,000	53,313,886	53,193,804	(120,082)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	66,508,000	53,313,774	53,193,806	(119,968)
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	19,564,500	20,930,060	20,989,213	59,153
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	19,564,500	20,924,762	20,989,213	64,451
Colombian Peso, Expiring 09/16/15*	CitiBank	COP	1,450,000,000	567,017	551,882	(15,135)
Colombian Peso, Expiring 09/16/15*	Credit Suisse International	COP	1,550,000,000	605,567	589,943	(15,624)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Czech Republic Koruna, Expiring 09/16/15	CitiBank	CZK	349,027,000	$ 14,340,069	$ 14,284,498	$ (55,571)
Czech Republic Koruna, Expiring 09/16/15	Credit Suisse International	CZK	349,027,000	14,340,135	14,284,498	(55,637)
Euro, Expiring 09/16/15	CitiBank	EUR	159,703,000	178,697,006	178,239,192	(457,814)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	159,703,000	178,691,700	178,239,192	(452,508)
Euro, Expiring 04/05/16	Credit Suisse International	EUR	3,562	3,886	3,992	106
Euro, Expiring 04/05/17	Credit Suisse International	EUR	3,562	3,963	4,051	88
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	3,562	4,730	3,993	(737)
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	3,562	4,751	4,051	(700)
British Pound, Expiring 09/16/15	CitiBank	GBP	37,206,501	58,172,600	58,428,084	255,484
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	37,206,501	58,172,332	58,428,085	255,753
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	17,950,000	2,315,691	2,315,475	(216)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	17,950,000	2,315,591	2,315,475	(116)
Hungarian Forint, Expiring 09/16/15	CitiBank	HUF	150,000,000	536,389	529,476	(6,913)
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	150,000,000	536,675	529,476	(7,199)
Indonesian Rupiah, Expiring 09/16/15*	CitiBank	IDR	12,000,000,000	884,878	884,904	26
Indonesian Rupiah, Expiring 09/16/15*	Credit Suisse International	IDR	12,000,000,000	884,878	884,904	26
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	4,000,000	1,040,638	1,060,274	19,636
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	4,000,000	1,040,581	1,060,274	19,693
Indian Rupee, Expiring 09/16/15*	CitiBank	INR	411,100,000	6,335,254	6,356,333	21,079
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	411,100,000	6,335,253	6,356,332	21,079
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	7,152,927,735	58,034,855	58,505,683	470,828
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	7,375,120,664	59,808,679	60,323,057	514,378
Korean Won, Expiring 09/16/15*	CitiBank	KRW	27,896,500,000	25,114,867	24,965,024	(149,843)
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	27,896,499,999	25,114,865	24,965,024	(149,841)
Mexican Peso, Expiring 09/17/15	CitiBank	MXN	95,500,000	6,158,613	6,042,541	(116,072)
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	95,500,000	6,158,183	6,042,542	(115,641)
Malaysian Ringgit, Expiring 09/17/15*	CitiBank	MYR	4,290,000	1,148,425	1,130,260	(18,165)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Malaysian Ringgit, Expiring 09/17/15*	Credit Suisse International	MYR	4,290,000	$ 1,148,427	$ 1,130,260	$ (18,167)
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	119,669,500	15,386,581	15,235,526	(151,055)
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	119,669,500	15,385,218	15,235,526	(149,692)
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	39,971,000	28,152,930	26,907,980	(1,244,950)
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	39,970,998	28,153,083	26,907,978	(1,245,105)
Philippine Peso, Expiring 09/16/15*	CitiBank	PHP	90,000,000	1,988,024	1,987,632	(392)
Philippine Peso, Expiring 09/16/15*	Credit Suisse International	PHP	90,000,000	1,988,022	1,987,632	(390)
Poland Zloty, Expiring 09/16/15	CitiBank	PLN	84,295,000	22,617,760	22,372,199	(245,561)
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	84,295,000	22,617,547	22,372,199	(245,348)
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	315,808,000	38,610,205	38,157,633	(452,572)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	315,808,000	38,604,873	38,157,633	(447,240)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	49,366,000	36,495,354	36,612,636	117,282
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	49,566,000	36,641,323	36,760,966	119,643
Turkish Lira, Expiring 09/16/15	CitiBank	TRY	143,691,000	52,119,587	52,445,667	326,080
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	143,691,000	52,121,440	52,445,667	324,227
Taiwanese Dollar, Expiring 09/16/15*	CitiBank	TWD	737,299,999	23,950,882	23,908,245	(42,637)
Taiwanese Dollar, Expiring 09/16/15*	Credit Suisse International	TWD	737,299,998	23,950,886	23,908,244	(42,642)
South African Rand, Expiring 09/16/15	CitiBank	ZAR	147,940,000	11,813,505	11,996,359	182,854
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	147,939,998	11,813,317	11,996,358	183,041

				$1,589,045,251	$1,586,745,953	$(2,299,298)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	(60,183,000)	$(46,143,040)	$(46,238,677)	$(95,637)
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	(60,183,000)	(46,147,615)	(46,238,677)	(91,062)
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	(7,500,000)	(2,277,537)	(2,345,892)	(68,355)
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	(7,500,000)	(2,277,537)	(2,345,892)	(68,355)
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	(48,630,000)	(39,022,938)	(38,894,793)	128,145
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	(48,630,000)	(39,025,032)	(38,894,792)	130,240

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	(29,066,500)	$ (31,215,809)	$ (31,183,161)	$ 32,648
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(29,393,500)	(31,562,581)	(31,533,974)	28,607
Chilean Peso, Expiring 09/16/15*	CitiBank	CLP	(5,554,500,000)	(8,819,091)	(8,626,017)	193,074
Chilean Peso, Expiring 09/16/15*	Credit Suisse International	CLP	(5,554,500,000)	(8,819,287)	(8,626,017)	193,270
Colombian Peso, Expiring 09/16/15*	CitiBank	COP	(1,057,000,000)	(411,845)	(402,303)	9,542
Colombian Peso, Expiring 09/16/15*	Credit Suisse International	COP	(1,057,000,000)	(411,844)	(402,303)	9,541
Czech Republic Koruna, Expiring 09/16/15	CitiBank	CZK	(152,000,000)	(6,225,450)	(6,220,847)	4,603
Czech Republic Koruna, Expiring 09/16/15	Credit Suisse International	CZK	(152,000,000)	(6,225,569)	(6,220,845)	4,724
Euro, Expiring 09/16/15	CitiBank	EUR	(154,385,503)	(172,531,155)	(172,304,510)	226,645
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(154,385,502)	(172,532,787)	(172,304,508)	228,279
Euro, Expiring 04/05/16	Credit Suisse International	EUR	(3,562)	(4,730)	(3,992)	738
Euro, Expiring 04/05/17	Credit Suisse International	EUR	(3,562)	(4,751)	(4,051)	700
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(3,562)	(4,730)	(3,993)	737
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(3,562)	(4,751)	(4,051)	700
British Pound, Expiring 09/16/15	CitiBank	GBP	(21,615,002)	(33,002,754)	(33,943,615)	(940,861)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	(21,615,002)	(33,002,890)	(33,943,616)	(940,726)
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	(430,000)	(55,443)	(55,468)	(25)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(20,040,000)	(2,584,888)	(2,585,075)	(187)
Hungarian Forint, Expiring 09/16/15	CitiBank	HUF	(4,264,750,000)	(15,303,245)	(15,053,891)	249,354
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	(4,364,750,000)	(15,664,372)	(15,406,874)	257,498
Indonesian Rupiah, Expiring 09/16/15*	CitiBank	IDR	(31,050,000,000)	(2,286,928)	(2,289,690)	(2,762)
Indonesian Rupiah, Expiring 09/16/15*	Credit Suisse International	IDR	(31,050,000,000)	(2,286,928)	(2,289,690)	(2,762)
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	(62,712,501)	(16,329,719)	(16,623,122)	(293,403)
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	(62,712,500)	(16,329,722)	(16,623,122)	(293,400)
Indian Rupee, Expiring 09/16/15*	CitiBank	INR	(145,000,000)	(2,229,678)	(2,241,956)	(12,278)
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	(145,000,000)	(2,229,596)	(2,241,956)	(12,360)
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	(14,062,718,543)	(113,308,404)	(115,022,689)	(1,714,285)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	(14,242,944,838)	$ (114,760,262)	$ (116,496,806)	$ (1,736,544)
Korean Won, Expiring 09/16/15*	CitiBank	KRW	(25,650,000,000)	(22,913,140)	(22,954,595)	(41,455)
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	(25,650,000,000)	(22,913,365)	(22,954,595)	(41,230)
Mexican Peso, Expiring 09/17/15	CitiBank	MXN	(1,405,345,001)	(90,581,024)	(88,919,948)	1,661,076
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	(1,405,345,001)	(90,582,262)	(88,919,948)	1,662,314
Malaysian Ringgit, Expiring 09/17/15*	CitiBank	MYR	(50,000,000)	(13,265,492)	(13,173,183)	92,309
Malaysian Ringgit, Expiring 09/17/15*	Credit Suisse International	MYR	(50,000,000)	(13,265,326)	(13,173,183)	92,143
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	(685,947,999)	(87,511,639)	(87,330,339)	181,300
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	(685,947,999)	(87,513,690)	(87,330,339)	183,351
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	(79,605,500)	(55,790,795)	(53,589,431)	2,201,364
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	(79,605,500)	(55,806,005)	(53,589,431)	2,216,574
Philippine Peso, Expiring 09/16/15*	CitiBank	PHP	(170,000,000)	(3,751,748)	(3,754,416)	(2,668)
Philippine Peso, Expiring 09/16/15*	Credit Suisse International	PHP	(170,000,000)	(3,751,747)	(3,754,416)	(2,669)
Poland Zloty, Expiring 09/16/15	CitiBank	PLN	(54,500,000)	(14,526,202)	(14,464,497)	61,705
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	(54,500,000)	(14,526,775)	(14,464,497)	62,278
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	(175,976,999)	(20,951,192)	(21,262,495)	(311,303)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	(175,976,999)	(20,952,594)	(21,262,494)	(309,900)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	(4,950,000)	(3,660,851)	(3,671,202)	(10,351)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	(4,950,000)	(3,660,535)	(3,671,201)	(10,666)
Turkish Lira, Expiring 09/16/15	CitiBank	TRY	(49,000,000)	(17,447,371)	(17,884,473)	(437,102)
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	(49,000,000)	(17,445,364)	(17,884,473)	(439,109)
Taiwanese Dollar, Expiring 09/16/15*	CitiBank	TWD	(145,000,000)	(4,706,036)	(4,701,882)	4,154
Taiwanese Dollar, Expiring 09/16/15*	Credit Suisse International	TWD	(145,000,000)	(4,706,037)	(4,701,882)	4,155
South African Rand, Expiring 09/16/15	CitiBank	ZAR	(103,500,000)	(8,244,421)	(8,392,750)	(148,329)
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	(104,500,000)	(8,326,567)	(8,473,839)	(147,272)

				(1,669,843,086)	(1,667,896,374)	1,946,712

				$(80,797,835)	$(81,150,421)	$(352,586)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

*	Non-deliverable forward. (See Note 4).

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CLP	- Chilean Peso
COP	- Colombian Peso
CZK	- Czech Republic Koruna
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

Total Return Basket Swaps* Outstanding at June 30, 2015

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	66-67 months maturity 08/12/2019	$(329,341)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swaps as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Cayman Islands
Herbalife Ltd.	(22,591)	$(1,209,748)	$(34,790)

Net Cash and Other Receivables/ (Payables) (b)			(294,551)

Swaps, at Value			$(329,341)

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.

(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	37 months maturity 12/21/2015	$13,600,587

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
BHP Billiton PLC	152,710	$3,231,799	$(229,263)

Ireland
DCC PLC	67,349	3,740,304	1,548,628

Netherlands
Royal Dutch Shell PLC	249,726	8,070,270	(1,009,476)

South Africa
Investec PLC	599,855	4,601,644	788,043
Mondi PLC	109,534	1,893,075	465,112

			1,253,155

Switzerland
Wolseley PLC	61,196	3,770,102	132,634

United Kingdom
3i Group PLC	401,143	3,262,590	(7,640)
Amlin PLC	15,089	115,831	(2,934)
Associated British Foods PLC	36,862	1,705,994	(44,911)
AstraZeneca PLC	242,157	17,559,637	(2,233,459)
Aviva PLC	552,901	4,293,243	(10,813)
Babcock International Group PLC	23,803	448,206	(44,925)
BAE Systems PLC	429,458	3,045,780	(2,887)
Barratt Developments PLC	1,015,835	6,313,329	3,484,733
Berkeley Group Holdings PLC	86,680	3,430,633	1,124,307
Booker Group PLC	201,383	542,848	(10,372)
BP PLC	1,073,192	7,721,595	(599,163)
British American Tobacco PLC	3,130	178,883	(10,356)
Britvic PLC	68,721	790,739	(16,480)
BT Group PLC	2,316,997	15,760,895	646,558
Close Brothers Group PLC	69,413	1,706,885	(41,397)
Cobham PLC	45,698	229,596	(40,863)
Compass Group PLC	62,033	1,004,820	21,153

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Direct Line Insurance Group PLC	853,802	$4,415,886	$90,955
Dixons Carphone PLC	170,868	1,152,786	62,239
DS Smith PLC	602,253	3,029,542	622,632
G4S PLC	282,222	1,230,940	(40,942)
GKN PLC	970,458	5,052,918	45,696
Greene King PLC	9,412	124,482	445
Halma PLC	26,181	287,606	25,671
Hays PLC	1,322,653	2,956,543	435,531
Hikma Pharmaceuticals PLC	48,927	1,553,027	(66,835)
Howden Joinery Group PLC	211,763	1,553,586	165,247
HSBC Holdings PLC	59,684	557,219	(22,784)
Imperial Tobacco Group PLC	225,653	10,923,114	(55,164)
Inchcape PLC	576,262	5,610,105	1,725,426
Informa PLC	18,241	165,185	(8,522)
Inmarsat PLC	46,606	604,082	65,902
Intermediate Capital Group PLC	465,925	3,527,063	497,942
ITV PLC	549,858	1,739,357	535,646
KAZ Minerals PLC	93,185	360,562	(63,081)
Kingfisher PLC	780,944	4,311,709	(52,055)
Legal & General Group PLC	553,937	2,088,918	77,011
Lonmin PLC	128,221	296,704	(70,976)
Man Group PLC	344,198	885,169	(36,835)
Merlin Entertainments PLC	105,052	730,779	(26,210)
National Grid PLC	149,011	2,128,012	(210,117)
Next PLC	6,180	635,438	87,882
Persimmon PLC	104,091	2,588,802	640,722
Playtech PLC	68,191	841,723	35,144
Premier Oil PLC	1,069,854	2,796,602	(291,151)
Provident Financial PLC	41,963	1,466,947	462,340
Prudential PLC	15,641	427,784	(50,843)
Reckitt Benckiser Group PLC	30,633	2,544,148	97,468
Rentokil Initial PLC	1,024,085	2,009,638	368,742
Rio Tinto PLC	74,434	3,335,024	(273,331)
SABMiller PLC	219,457	12,083,362	(704,426)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Sage Group PLC/The	261,713	$2,033,518	$73,148
Severn Trent PLC	6,279	210,334	(5,159)
Shire PLC	73,560	6,283,381	(372,867)
Smith & Nephew PLC	33,771	622,028	(50,714)
Spectris PLC	10,981	389,011	(25,195)
SSE PLC	33,014	833,363	(36,867)
TalkTalk Telecom Group PLC	12,766	79,235	(2,575)
Taylor Wimpey PLC	2,381,616	5,706,006	1,239,448
Travis Perkins PLC	152,155	4,284,754	754,585
UBM PLC	44,119	378,961	(8,259)
United Utilities Group PLC	36,167	552,416	(45,848)
Vodafone Group PLC	1,633,776	5,993,968	(34,123)
WPP PLC	166,824	3,376,274	368,288

			8,133,782

Total of Long Equity Positions			9,829,460

Short Positions

Common Stocks
Ireland
Henderson Group PLC	(225,384)	(936,528)	11,834

Switzerland
Coca-Cola HBC AG	(24,764)	(465,733)	(65,731)
Glencore PLC	(1,340,378)	(6,355,598)	980,409

			914,678

United Kingdom
Aberdeen Asset Management PLC	(1,106,525)	(7,424,828)	406,097
Admiral Group PLC	(516,817)	(11,279,684)	18,082
Aggreko PLC	(249,963)	(6,432,260)	786,271
Amec Foster Wheeler PLC	(106,558)	(1,464,397)	95,852
Anglo American PLC	(371,167)	(6,025,435)	663,394
Antofagasta PLC	(451,186)	(5,121,599)	238,035
Ashtead Group PLC	(49,925)	(839,603)	(20,844)
ASOS PLC	(47,598)	(1,706,696)	(1,195,219)
Balfour Beatty PLC	(108,908)	(407,921)	(5,831)
Barclays PLC	(5,099)	(20,322)	(577)
BTG PLC	(51,210)	(523,456)	18,488
Bunzl PLC	(3,114)	(83,822)	(1,126)
Burberry Group PLC	(418,652)	(10,148,150)	(180,152)
Capita PLC	(70,646)	(1,231,311)	(141,385)
Centrica PLC	(2,645,843)	(10,755,444)	(223,436)
Croda International PLC	(89,306)	(3,316,586)	(544,926)
Daily Mail & General Trust PLC	(44,366)	(637,154)	(10,228)
Diageo PLC	(221,534)	(6,380,575)	(35,003)
Drax Group PLC	(695,279)	(4,169,835)	367,091
easyJet PLC	(71,416)	(2,024,531)	288,512
Essentra PLC	(14,475)	(227,016)	1,279

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Eurasian Natural Resources Corp. Ltd.	(2,433)	$(8,499)	$263
Experian PLC	(198,265)	(3,464,386)	(141,736)
GlaxoSmithKline PLC	(37,508)	(956,281)	176,417
Hargreaves Lansdown PLC	(626,180)	(10,325,399)	(1,019,745)
ICAP PLC	(224,886)	(1,440,003)	(430,595)
IMI PLC	(133,916)	(2,889,514)	522,215
International Consolidated Airlines Group SA	(54,619)	(498,795)	74,345
Intertek Group PLC	(148,336)	(6,367,576)	664,058
J Sainsbury PLC	(1,600,220)	(6,747,955)	86,674
John Wood Group PLC	(38,309)	(362,728)	(24,988)
Johnson Matthey PLC	(46,625)	(2,308,218)	84,758
Ladbrokes PLC	(1,110,842)	(1,943,716)	(321,491)
Lloyds Banking Group PLC	(2,992,180)	(3,759,859)	(256,243)
Marks & Spencer Group PLC	(1,016,025)	(7,317,041)	(1,254,079)
Meggitt PLC	(183,608)	(1,376,573)	32,062
Melrose Industries PLC	(61,835)	(276,068)	35,731
Ocado Group PLC	(285,183)	(1,723,210)	(273,267)
Old Mutual PLC	(827,294)	(2,681,436)	62,758
Pearson PLC	(68,149)	(1,270,380)	(19,985)
Pennon Group PLC	(308)	(3,719)	(205)
Petrofac Ltd.	(726,678)	(11,615,675)	1,041,993
Rolls-Royce Holdings PLC	(49,924)	(679,134)	(2,790)
Rolls-Royce Holdings PLC	(7,039,284)	(460)	(10,601)
Rolls-Royce Holdings PLC	(483,481)	(26)	(734)
Rotork PLC	(160,357)	(623,824)	37,627
Royal Bank of Scotland Group PLC	(378,225)	(2,081,893)	(9,507)
Royal Mail PLC	(254,153)	(2,063,128)	8,424
RSA Insurance Group PLC	(742,183)	(5,154,096)	525,994
Serco Group PLC	(587,599)	(1,253,996)	164,361
Sky PLC	(128,665)	(1,800,231)	(295,418)
Smiths Group PLC	(43,839)	(746,795)	(30,280)
Spirax-Sarco Engineering PLC	(12,021)	(557,185)	(83,959)
Sports Direct International PLC	(835,731)	(8,970,370)	(452,406)
St James’s Place PLC	(141,444)	(1,965,469)	(45,803)
Standard Chartered PLC	(574,027)	(9,457,582)	264,879
Standard Life PLC	(563,591)	(4,250,198)	320,256
Tate & Lyle PLC	(35,454)	(297,310)	7,853
Telecity Group PLC	(16,552)	(193,457)	(73,920)
Tesco PLC	(2,117,163)	(7,612,404)	558,478
Thomas Cook Group PLC	(78,770)	(174,684)	5,368

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Vedanta Resources PLC	(109,329)	$(771,604)	$(121,263)
Weir Group PLC/The	(227,659)	(6,968,705)	901,088
Whitbread PLC	(537)	(42,777)	1,057
William Hill PLC	(213,939)	(1,286,641)	(68,539)
WM Morrison Supermarkets PLC	(1,544,510)	(4,300,121)	(84,397)

			1,079,082

Total of Short Equity Positions			2,005,594

Total of Long and Short Equity Positions			11,835,054

Net Cash and Other Receivables/ (Payables) (b)			1,765,533

Swaps, at Value			$13,600,587

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the EUR/USD 1 Week Forward FX Swap rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12-37 months maturity ranging from 12/21/2015 -12/28/2015	$7,017,556

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	11,111	$1,149,430	$105,678
Air France-KLM	15,867	135,903	(23,958)
Airbus Group SE	21,391	1,143,757	249,596
Atos SE	62,333	4,189,016	468,713
BNP Paribas SA	6,641	414,055	(11,061)
Bouygues SA	52,526	2,080,879	(106,204)
Cap Gemini SA	34,479	1,884,037	1,174,821
Cie Generale des Etablissements Michelin	73,392	5,847,667	1,874,924
CNP Assurances	68,210	1,178,387	(36,773)
Credit Agricole SA	111,103	1,419,709	239,054
Dassault Systemes	9,316	726,998	(50,710)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Eiffage SA	26,290	$1,428,793	$35,101
Etablissements Maurel et Prom	57,907	515,584	(84,543)
GDF Suez	127,788	2,912,971	(533,769)
Groupe Eurotunnel SE	55,735	641,442	166,672
Havas SA	95,780	786,276	13,092
Hermes International	2,421	924,423	(20,471)
Iliad SA	31,580	6,749,933	271,645
Imerys SA	11,524	753,580	130,462
Ingenico Group	9,456	959,975	152,513
Lagardere SCA	241,777	6,780,450	294,150
Natixis SA	27,132	161,918	33,903
Neopost SA	2,571	113,217	(2,577)
Numericable-SFR SAS	4,201	234,770	(11,291)
Orange SA	382,118	5,700,197	205,192

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Orpea	3,396	$241,209	$(3,391)
Peugeot SA	307,050	5,645,823	686,114
Plastic Omnium SA	4,461	117,499	(3,378)
Rexel SA	177,307	3,341,211	(480,073)
Safran SA	641	35,976	7,586
Sanofi	19,943	1,683,804	289,156
SCOR SE	59,074	1,835,297	253,646
SEB SA	3,880	364,500	(2,045)
SES SA	131,430	4,175,261	243,152
Societe BIC SA	17,669	1,665,458	1,152,886
Societe Television Francaise 1	46,834	827,437	(21,704)
Sodexo SA	3,342	314,182	3,969
Suez Environnement Co.	262,573	3,630,072	1,271,907
Teleperformance	4,945	365,944	(16,348)
Thales SA	20,342	982,063	247,021
Total SA	18,302	998,762	(101,031)
Valeo SA	54,460	2,678,255	5,936,395
Vivendi SA	330,982	7,848,546	544,034

			14,542,055

Portugal
Galp Energia SGPS SA	33,449	407,169	(13,432)
NOS SGPS SA	40,120	301,461	20,110
Sonae SGPS SA	14	19	—

			6,678

Total of Long Equity Positions			14,548,733

Short Positions

Common Stocks
France
Accor SA	(42,800)	(1,422,325)	(743,790)
Air Liquide SA	(338)	(38,819)	(4,070)
Alcatel-Lucent	(1,388,586)	(1,617,607)	(3,446,891)
Arkema SA	(24,892)	(1,798,663)	(719)
AXA SA	(39,955)	(1,061,844)	48,911
Bollore SA	(276,902)	(1,560,974)	79,707
Bureau Veritas SA	(47,432)	(1,058,930)	(34,471)
Carrefour SA	(88,343)	(2,796,022)	(42,750)
Casino Guichard Perrachon SA	(28,015)	(2,410,796)	284,387
Christian Dior SE	(1,370)	(218,862)	(49,342)
Cie de Saint-Gobain	(102,103)	(3,847,822)	(761,250)
Danone SA	(187)	(13,307)	1,194
Edenred	(105,986)	(2,704,024)	85,241
Electricite de France SA	(124,139)	(3,159,955)	383,135
Essilor International SA	(31,683)	(3,169,772)	(625,869)
Eutelsat Communications SA	(22,931)	(483,261)	(257,485)
Faurecia	(48,478)	(1,732,441)	(271,694)
JCDecaux SA	(22,124)	(761,937)	(163,251)
Kering	(16,600)	(3,015,979)	48,112

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Legrand SA	(29,436)	$(1,361,534)	$(295,180)
LVMH Moet Hennessy Louis Vuitton SE	(28,936)	(4,214,211)	(873,040)
Pernod Ricard SA	(20,476)	(1,896,270)	(470,807)
Publicis Groupe SA	(22,154)	(1,642,446)	325
Remy Cointreau SA	(40,155)	(2,801,630)	(99,403)
Renault SA	(99,350)	(8,857,855)	(1,558,738)
Schneider Electric SE	(39,042)	(2,858,122)	154,892
Societe Generale SA	(19,739)	(827,431)	(98,798)
Technip SA	(102,121)	(6,661,393)	332,529
Vallourec SA	(202,922)	(6,147,627)	2,002,004
Veolia Environnement SA	(255,934)	(2,146,682)	(3,093,438)
Vinci SA	(14,980)	(776,894)	(92,512)
Zodiac Aerospace	(84,485)	(2,680,850)	(71,145)

			(9,634,206)

Portugal
EDP - Energias de Portugal SA	(191,588)	(743,987)	14,037
Jeronimo Martins SGPS SA	(196,059)	(2,620,984)	93,010

			107,047

Total of Short Equity Positions			(9,527,159)

Total of Long and Short Equity Positions			5,021,574

Net Cash and Other Receivables/ (Payables) (b)			1,995,982

Swaps, at Value			$7,017,556

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	24 months maturity 10/16/2015	$111,860

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
iiNET Ltd.	90,733	$593,600	$71,555
Recall Holdings Ltd.	176,282	970,982	(30,095)

			41,460

Total of Long Equity Positions			41,460

Short Positions

Common Stocks
Australia
Federation Centres	(7)	(17)	1

Total of Long and Short Equity Positions			41,461

Net Cash and Other Receivables/ (Payables) (b)			70,399

Swaps, at Value			$111,860

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	37 months maturity 12/21/2015	$(419,589)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Arab Emirates
Dragon Oil PLC Common	120,068	$1,367,887	$2,830

United Kingdom
BG Group PLC	718,469	13,240,840	(1,274,874)
CSR PLC	581,566	7,945,297	37,159
Greene King PLC	1,006	11,655	1,698
Pace Pld Ord	807,826	5,152,616	(429,927)
Rexam PLC	403,113	3,548,667	(52,449)
Synergy Health PLC	132,351	3,847,272	(269,246)
Telecity Group PLC	78,189	1,342,273	(79,230)
TSB Banking Group PLC	1,131,722	5,912,696	121,027

			(1,945,842)

Total of Long Equity Positions			(1,943,012)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Netherlands
Royal Dutch Shell PLC	(324,062)	$(10,436,308)	$1,210,093

Total of Long and Short Equity Positions			(732,919)

Net Cash and Other Receivables/ (Payables) (b)			313,330

Swaps, at Value			$(419,589)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity ranging from 11/20/2015 - 01/27/2016	$262,314

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United States
Eurasia Drilling Co., Ltd.	47,459	$909,768	$(128,728)

Short Positions

Common Stocks
United States
ARRIS Group, Inc.	(118,546)	(3,935,564)	308,056
Ball Corp.	(24,873)	(1,790,834)	45,992
Equinix, Inc.	(2,440)	(649,689)	29,929
Iron Mountain, Inc.	(2,823)	(89,851)	2,338
STERIS Corp.	(5,017)	(333,586)	10,291

			396,606

Total of Short Equity Positions			396,606

Total of Long and Short Equity Positions			267,878

Net Cash and Other Receivables/ (Payables) (b)			(5,564)

Swaps, at Value			$262,314

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of short position and pays the HKD/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	12 months maturity 01/22/2016	$(38,975)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Hong Kong
Cheung Kong Property Holdings Ltd.	(1,230)	$(1)	$(10,202)
CK Hutchison Holdings Ltd.	(1,230)	(27,281)	9,198

			(1,004)

Total of Short Equity Positions			(1,004)

Net Cash and Other Receivables/ (Payables) (b)			(37,971)

Swaps, at Value			$(38,975)

(a)	Notional value represents the market value (including any fees or commissions) of the short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays the EUR/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12 months maturity ranging from 04/26/2016 -06/27/2016	$19,767

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Alcatel-Lucent	580,747	$2,371,703	$(253,583)

Ireland
Aer Lingus Group PLC	1,830	4,943	(25)

Total of Long Equity Positions			(253,608)

Short Positions

Common Stocks
Finland
Nokia OYJ	(319,280)	(2,487,700)	311,179

Total of Long and Short Equity Positions			57,571

Net Cash and Other Receivables/ (Payables) (b)			(37,804)

Swaps, at Value			$19,767

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of short position and pays the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	11 -12 months maturity ranging from 04/25/2016 - 07/04/2016	$3,824,218

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
China
Agricultural Bank of China Ltd.	3,177,000	$1,826,855	$(120,126)
ANTA Sports Products Ltd.	1,197,000	2,727,887	173,993
Beijing Capital International Airport Co., Ltd.	1,690,000	1,860,288	85,607
China Everbright Bank Co., Ltd.	91,000	57,082	(2,578)
China International	164,300	419,779	2,439
China Life Insurance Co., Ltd.	108,000	539,810	(71,064)
China Medical System	288,000	512,636	(109,437)
China Railway Group Ltd.	74,000	77,285	2,493
China Shenhua Energy Co., Ltd.	233,500	570,349	(38,569)
Datang International Power Generation Co., Ltd.	154,000	88,055	(9,173)
Dongfeng Motor Group Co., Ltd.	1,318,000	2,182,317	(416,612)
Geely Automobile Holdings Ltd.	170,000	84,881	5,749
Great Wall Motor Co., Ltd.	128,500	973,108	(343,169)
Haitian International Holdings Ltd.	6,000	13,365	720
People’s Insurance Co. Group of China Ltd./The	2,458,000	1,647,739	(76,340)
Ping An Insurance Group Co. of China Ltd.	20,500	290,982	(14,324)
Shandong Weigao Group Medical Polymer Co., Ltd.	76,000	67,420	(10,710)
Sinopec Shanghai Petrochemical Co., Ltd.	4,281,000	2,167,356	147,938

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Sinopharm Group Co., Ltd.	20,400	$86,163	$4,427
Sinotrans Ltd.	358,000	280,657	(42,289)
Weichai Power Co., Ltd.	33,000	124,308	(14,462)
Zhuzhou CSR Times Electric Co., Ltd.	302,000	2,353,739	(96,276)

			(941,763)

Hong Kong
Air China Ltd.	2,154,000	2,670,450	(236,222)
China Resources Cement Holdings Ltd.	548,000	342,192	(36,752)
CITIC Ltd.	441,000	810,745	(19,882)
CSPC Pharmaceutical Group Ltd.	608,000	615,663	(15,329)
Far East Horizon Ltd.	452,000	458,327	(28,748)
Guangdong Investment Ltd.	1,342,000	1,930,876	(52,956)
Sino Biopharmaceutical Ltd.	2,712,000	3,282,129	(137,913)

			(527,802)

Total of Long Equity Positions			(1,469,565)

Short Positions

Common Stocks
China
AAC Technologies Holdings, Inc.	(65,000)	(363,510)	(3,045)
Anhui Conch Cement Co., Ltd.	(331,500)	(1,324,856)	163,367
BBMG Corp.	(310,500)	(348,639)	34,669
Byd Co., Ltd.	(618,000)	(3,894,990)	192,238
Cgn Power Co., Ltd.	(3,653,000)	(2,318,274)	409,094
China Cinda Asset Management Co., Ltd.	(3,133,000)	(1,860,553)	118,100
China COSCO Holdings Co., Ltd.	(301,000)	(231,363)	37,282
China Huishan Dairy	(3,908,000)	(865,616)	(26,012)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China Merchants Bank Co., Ltd.	(389,500)	$(1,276,838)	$145,473
China Oilfield Services Ltd.	(2,304,000)	(4,613,924)	949,928
China Pacific Insurance Group Co., Ltd.	(419,600)	(2,230,090)	219,922
China Shipping Container Lines Co., Ltd.	(6,029,000)	(2,871,544)	519,796
ENN Energy Holdings Ltd.	(400,000)	(2,979,998)	574,661
Huaneng Power International, Inc.	(56,000)	(76,716)	(1,222)
Shanghai Fosun Pharmaceutical Group Co., Ltd.	(661,000)	(2,527,188)	78,376
Tingyi Cayman Islands Holding Corp.	(274,000)	(582,248)	23,223
Uni-President China	(174,000)	(137,351)	(23,030)
Yanzhou Coal Mining Co.	(1,282,000)	(1,180,841)	178,842
Zijin Mining Group Co., Ltd.	(1,542,000)	(582,815)	40,028

			3,631,690

Hong Kong
Aluminum Corp of China Ltd.	(1,436,000)	(956,990)	238,791
Beijing Enterprises Holdings Ltd.	(116,500)	(1,080,680)	205,247
Beijing Enterprises Water Group Ltd.	(4,108,000)	(3,624,983)	260,253

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Brilliance China	(48,000)	$(70,578)	$(4,230)
China Agri-Industries Holdings Ltd.	(3,307,000)	(1,884,698)	2,593
China Gas Holdings Ltd.	(1,866,000)	(3,304,429)	318,742
China Resources	(518,000)	(1,604,841)	(63,582)
China Resources Gas Group Ltd.	(456,000)	(1,588,206)	237,876
Lee & Man Paper	(205,000)	(111,248)	(19,390)
Lenovo Group Ltd.	(866,000)	(1,494,686)	297,385
Want Want China Holdings Ltd.	(3,543,000)	(3,888,301)	147,491

			1,621,176

Total of Short Equity Positions			5,252,866

Total of Long and Short Equity Positions			3,783,301

Net Cash and Other Receivables/ (Payables) (b)			40,917

Swaps, at Value			$3,824,218

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in PLN based on the local currencies of the positions within the swaps.	12 months maturity ranging from 04/25/2016 - 07/01/2016	$(163,330)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Poland
Energa SA	140,529	$955,231	$(104,904)
Orange Polska SA	5,604	15,333	(3,196)
PGE Polska Grupa Energetyczna SA	659,263	3,726,629	(493,560)
Polski Koncern Naftowy Orlen SA	6,579	126,656	2,563
Polskie Gornictwo Naftowe i Gazownictwo SA	616,834	981,634	101,379

			(497,718)

Total of Long Equity Positions			(497,718)

Short Positions

Common Stocks
Poland
Bank Pekao SA	(11,136)	(569,583)	36,694
Bank Zachodni WBK SA	(142)	(13,973)	1,094
Eurocash SA	(89,336)	(869,658)	(17,292)
Mbank SA	(4,347)	(534,396)	57,830

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA	(207,740)	$(1,986,484)	$268,896

			347,222

Total of Short Equity Positions			347,222

Total of Long and Short Equity Positions			(150,496)

Net Cash and Other Receivables/ (Payables) (b)			(12,834)

Swaps, at Value			$(163,330)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	12 months maturity ranging from 04/25/2016 - 07/05/2016	$218,331

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Brazil
BRF SA	156,961	$3,292,740	$(10,686)
Cia Brasileira de Distribuicao	32,214	1,031,170	(268,665)
Cia Energetica de Minas Gerais	177,982	799,963	(121,852)
Cia Energetica de Sao Paulo	236,100	1,707,883	(218,732)
EDP - Energias do Brasil SA	127,700	464,127	8,623
Fibria Celulose SA	26,100	370,359	(15,138)
JBS SA	495,693	2,566,681	41,643
Porto Seguro SA	25,000	297,373	35,521
Qualicorp SA	8,000	64,522	(13,806)
Suzano Papel e Celulose SA	22,400	118,166	999

			(562,093)

Chile
Enersis SA	27,300	481,845	(49,686)

China
CNOOC Ltd.	6,376	909,792	(4,910)

Hong Kong
Bank of China Ltd.	4,804,000	3,387,773	(270,066)
Bank of Communications Co., Ltd.	1,485,000	1,487,141	58,564
China CITIC Bank Corp Ltd.	249,000	227,049	(28,795)
China Communications Construction Co., Ltd.	1,882,000	3,529,418	(719,276)
China Construction Bank Corp	3,414,000	3,421,736	(307,635)
China Mobile Ltd.	58,041	4,226,553	(506,681)
China Telecom Corp. Ltd.	3,894,000	2,876,604	(595,888)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
GOME Electrical Appliances Holding Ltd.	10,731,000	$2,470,690	$(105,919)
PICC Property & Casualty Co., Ltd.	1,094,000	2,463,477	26,903
Zhejiang Expressway Co., Ltd.	1,116,000	1,768,452	(220,735)

			(2,669,528)

Indonesia
Adaro Energy Tbk PT	350,200	26,422	(6,520)
Astra Agro Lestari Tbk PT	84,600	152,816	(7,501)
Bank Negara Indonesia Persero Tbk PT	1,384,000	768,188	(219,485)
Indofood Sukses Makmur Tbk PT	1,202,600	690,727	(98,958)
Telekomunikasi Indonesia Persero Tbk PT	12,301	535,463	(1,722)
United Tractors Tbk PT	170,800	295,133	(34,642)

			(368,828)

Korea, Republic of
Samsung Electronics Co., Ltd.	5,701	3,808,268	(558,792)

Malaysia
Tenaga Nasional Bhd	58,000	231,445	(37,152)

Mexico
America Movil SAB de CV	157,344	3,450,554	(97,553)

Poland
Powszechny Zaklad Ubezpieczen SA	806	106,036	(13,293)
Tauron Polska Energia SA	111,484	145,079	(15,269)

			(28,562)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Africa
Harmony Gold Mining Co.	316,791	$622,285	$(197,785)
Sasol Ltd.	37,375	1,413,522	(28,405)

			(226,190)

South Korea
Amorepacific Corp.	6,180	2,216,576	94,503
AMOREPACIFIC Group	17,940	2,717,055	285,190
CJ CheilJedang Corp.	839	302,877	28,556
Coway Co., Ltd.	228	17,862	805
Daewoo Securities Co., Ltd.	52,210	723,888	(12,179)
Dongbu Insurance Co., Ltd.	24,024	1,146,968	67,870
Hanssem Co., Ltd.	191	41,039	7,053
Hanwha Corp.	80,031	3,145,877	237,490
Hanwha Life Insurance Co., Ltd.	92,919	636,516	24,154
Hyosung Corp.	12,775	1,332,867	312,138
Hyundai Department Store Co., Ltd.	1,969	279,890	(20,743)
Hyundai Development Co-Engineering & Construction	21,180	1,179,393	75,315
Hyundai Engineering & Construction Co., Ltd.	15,971	842,138	(255,407)
Hyundai Marine & Fire Insurance Co., Ltd.	9,835	225,430	34,365
Hyundai Mobis Co., Ltd.	9,446	2,057,262	(263,962)
Hyundai Steel Co.	3,834	282,554	(49,952)
Kia Motors Corp.	1,034	46,297	(4,347)
Korea Electric Power Corp.	42,037	1,721,303	(3,037)
Korean Air Lines Co., Ltd.	66,792	2,979,102	(556,167)
LG Chem Ltd.	7,616	1,955,102	(55,777)
LG Display Co., Ltd.	103,900	1,472,263	(268,062)
Lotte Chemical Corp.	9,298	2,169,180	236,331
Lotte Shopping Co.	1,891	468,628	(71,519)
LS Corp	1,087	56,514	(14,227)
Mirae Asset Securities Co., Ltd.	11,149	613,936	(110,669)
NCSoft Corp.	9,597	1,756,818	(51,458)
Samsung Card Co., Ltd.	22,176	858,049	(123,565)
Samsung Life Insurance Co., Ltd.	274	26,546	(145)
SK Hynix, Inc.	86,445	3,627,365	(350,968)
SK Networks Co., Ltd.	97,401	735,925	47,406
SK Telecom Co., Ltd.	46,426	1,279,856	(128,956)

			(889,964)

Taiwan
Chicony Electronics Co., Ltd.	108,087	295,702	(5,587)
China Airlines Ltd.	1,946,000	1,019,611	(190,627)
Compal Electronics, Inc.	103,000	84,466	(6,120)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Eva Airways Corp.	529,000	$401,339	$(40,126)
Far EasTone Telecommunications Co., Ltd.	12,000	27,709	1,298
Foxconn Technology Co., Ltd.	40,000	136,808	8,321
Fubon Financial Holding Co., Ltd.	1,714,297	3,179,825	227,147
Inotera Memories, Inc.	1,656,000	2,126,848	(808,086)
Kinsus Interconnect Technology Corp.	61,000	190,803	(23,652)
Largan Precision Co., Ltd.	18,000	1,773,563	281,152
Pegatron Corp.	725,000	2,047,960	73,351
Powertech Technology, Inc.	191,000	343,853	69,439
President Chain Store Corp.	87,000	623,687	(12,038)
Wan Hai Lines Ltd.	754,000	674,963	(76,229)

			(501,757)

Total of Long Equity Positions			(5,995,015)

Short Positions

Common Stocks
Brazil
Cia de Saneamento Basico do Estado de Sao Paulo	(375,513)	(2,213,394)	268,237
Petroleo Brasileiro SA	(136,280)	(1,176,614)	64,569
Tim Participacoes SA	(174,318)	(2,704,352)	(147,490)
Vale SA	(35,019)	(195,241)	18,395

			203,711

Chile
Banco Santander Chile	(65,667)	(1,428,655)	98,898
Sociedad Quimica y Minera de Chile SA	(76,231)	(1,441,898)	220,677

			319,575

Hong Kong
Semiconductor Manufacturing International Corp.	(17,277,874)	(1,913,918)	30,524

Mexico
Alfa SAB de CV	(373,500)	(760,682)	47,070
Grupo Aeroportuario del Pacifico SAB de CV	(1,728)	(126,920)	8,569
Grupo Aeroportuario del Sureste SAB de CV	(836)	(127,183)	8,580

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico (continued)
Grupo Financiero Santander Mexico SAB de CV	(366,268)	$(3,630,496)	$279,144

			343,363

Singapore
Hyundai Merchant Marine	(37,200)	(334,266)	104,179

South Africa
Anglogold Ashanti Ltd.	(118,915)	(1,169,739)	105,450

South Korea
Daelim Industrial Co.	(16,093)	(1,229,755)	48,420
Daewoo Engineering & Construction	(308,817)	(2,086,258)	378,843
Doosan Corp.	(4,601)	(478,655)	29,316
GS Engineering & Construction	(30,078)	(771,686)	51,112
GS Hldgs	(14,789)	(686,534)	28,451
Hanwha Chemical Corp.	(161,574)	(2,666,122)	(38,029)
Hotel Shilla Co., Ltd.	(32,451)	(3,473,235)	229,110
Hyundai Glovis Co., Ltd.	(9,244)	(2,026,939)	355,565
Hyundai Heavy Industries Co., Ltd.	(33,387)	(4,196,581)	882,468
Hyundai Motor Co.	(7,828)	(967,223)	14,269
Kumho Petrochemical Co.	(11,017)	(883,231)	184,912
LG Household & Health Care Ltd.	(772)	(606,736)	71,590
NAVER Corp.	(4,822)	(3,022,163)	285,019
Oci Co., Ltd.	(12,382)	(1,005,050)	7,454
Orion Corp./Republic of Korea	(42)	(48,795)	9,410
POSCO	(3,480)	(829,404)	132,570
Samsung Heavy Industries	(205,218)	(3,585,608)	456,144
Samsung SDI	(36,336)	(4,084,811)	481,007
Samsung SDS Co., Ltd.	(12,106)	(2,935,423)	123,791
Samsung Securities Co., Ltd.	(30,151)	(1,849,837)	377,512

			4,108,934

Taiwan
Advanced Semiconductor Engineering, Inc.	(34,000)	(47,322)	1,255
Chang Hwa Commercial Bank Ltd.	(859,000)	(526,469)	33,796
China Steel Corp.	(317,000)	(268,474)	15,235
E.Sun Financial Holding Co., Ltd.	(1,972,000)	(1,380,491)	64,380
Epistar Corp.	(448,000)	(677,334)	78,575
Formosa Chemical & Fibre	(837,000)	(2,176,062)	162,770
Formosa Petrochemical	(218,000)	(580,517)	20,846

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Formosa Plastic TW	(103,000)	$(270,055)	$27,524
Hotai Motor Co., Ltd.	(41,000)	(681,109)	100,125
Hua Nan Financial Hldgs	(60,000)	(36,950)	2,436
MediaTek, Inc.	(164,000)	(2,152,203)	(89,610)
Mega Financial Holding Co., Ltd.	(639,000)	(577,651)	2,085
Quanta Computer, Inc.	(1,431,000)	(3,618,176)	234,313
SinoPac Financial Holdings Co., Ltd.	(885,000)	(403,329)	11,887
Taishin Financial Holding Co., Ltd.	(1,756,000)	(809,595)	77,994

			743,611

Total of Short Equity Positions			5,959,347

Total of Long and Short Equity Positions			(35,668)

Net Cash and Other Receivables/ (Payables) (b)			253,999

Swaps, at Value			$218,331

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in ZAR based on the local currencies of the positions within the swaps.	12-13 months maturity ranging from 04/29/2016 -07/06/2016	$(79,165)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
South Africa
FirstRand Ltd.	149,990	$706,138	$(49,000)
Foschini Group Ltd./The	204,277	3,057,729	(387,381)
MMI Holdings Ltd./South Africa	27,958	78,294	(8,976)
Netcare Ltd.	68,618	242,864	(26,982)
RMB Holdings Ltd.	174,306	1,037,533	(85,664)
Telkom SA SOC Ltd.	181,127	991,698	(37,212)

			(595,215)

Total of Long Equity Positions			(595,215)

Short Positions

Common Stocks
South Africa
African Rainbow Minerals Ltd.	(20,476)	(179,075)	39,809
Barloworld Ltd.	(7,068)	(56,144)	55
Discovery Ltd.	(35,646)	(362,870)	(7,333)
Impala Platinum Holdings Ltd.	(393,855)	(2,181,542)	424,041
Imperial Holdings Ltd.	(27,329)	(443,389)	27,236
Kumba Iron Ore Ltd.	(14,067)	(189,311)	14,825

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Africa (continued)
Massmart	(23,491)	$(294,810)	$5,778
MTN Group Ltd.	(153,536)	(3,021,668)	137,621
PPC Ltd.	(710,784)	(1,003,045)	(27,138)
Woolworths Holdings Ltd./South Africa	(118,538)	(902,508)	(58,016)

			556,878

Total of Short Equity Positions			556,878

Total of Long and Short Equity Positions			(38,337)

Net Cash and Other Receivables/ (Payables) (b)			(40,828)

Swaps, at Value			$(79,165)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in MXN based on the local currencies of the positions within the swaps.	12 months maturity ranging from 04/26/2016 - 06/09/2016	$(100,798)

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Mexico
Arca Continental SAB de CV	164,400	$1,016,692	$(82,643)
Genomma Lab Internacional SAB de CV	1,224,500	1,368,021	(148,780)
Gruma SAB de CV	167,600	2,115,695	37,966
Grupo Bimbo Sab De Cv	60,244	163,819	(7,972)
Grupo Mexico SAB de CV	66,800	201,452	(85)

			(201,514)

Total of Long Equity Positions			(201,514)

Short Positions

Common Stocks
Mexico
Grupo Carso Sab De Cv	(29,300)	(119,100)	(3,003)
Grupo Financiero Banorte SAB de CV	(380,500)	(2,113,839)	26,082
Grupo Financiero Inbursa SAB de CV	(536,500)	(1,278,271)	62,420

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico (continued)
Industrias Penoles Sab De	(19,245)	$(336,579)	$23,186
Kimberly-Clark de Mexico SAB de CV	(20,500)	(44,085)	(156)
Mexichem SAB de CV	(190,100)	(543,875)	(5,108)

			103,421

Total of Short Equity Positions			103,421

Total of Long and Short Equity Positions			(98,093)

Net Cash and Other Receivables/ (Payables) (b)			(2,705)

Swaps, at Value			$(100,798)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	6-21 months maturity ranging from 12/21/2015 -08/02/2016	$228,598

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Ageas	2,285	$88,114	$49
bpost SA	121,409	3,132,430	206,329
Delhaize Group	18,995	1,589,297	(44,295)
Proximus	132,123	4,641,512	33,917
Telenet Group Holding NV	7,496	408,914	(1,076)
Umicore SA	30,723	1,299,966	158,963

			353,887

Finland
Fortum OYJ	35,712	741,674	(107,251)
Kesko OYJ	86,914	3,202,171	(175,629)
Metso OYJ	27,989	744,616	24,634
Neste Oyj	17,678	495,371	(44,404)
Nokia OYJ	27,313	213,938	(27,746)
Orion Oyj	57,917	1,853,716	175,023
Sampo Oyj	40,827	1,710,531	213,523
Stora Enso OYJ	225,925	1,985,934	342,280
UPM-Kymmene OYJ	207,337	2,959,491	709,526
Wartsila OYJ Abp	34,862	1,446,050	187,481

			1,297,437

Germany
Aurubis AG	90,936	4,707,371	634,903
Axel Springer SE	6,483	393,957	(53,472)
Brenntag AG	53,251	2,563,204	492,415
Continental AG	7,650	1,327,631	483,716
Deutsche Lufthansa AG	187,358	2,808,691	(391,391)
Deutsche Post AG	316,411	8,551,521	693,791
E.ON SE	271,554	3,947,025	(325,996)
Evonik Industries AG	2	76	1
Freenet AG	53,469	1,851,544	(50,508)
GEA Group AG	53,526	2,343,759	44,195
Hannover Rueck SE	20,819	1,980,375	34,627
HeidelbergCement AG	97,327	6,264,360	1,449,474
HOCHTIEF AG	24,154	1,629,625	242,796
HUGO BOSS AG	8,649	1,007,166	(40,241)
KION Group AG	32,548	1,479,002	82,429
LANXESS AG	13,027	606,394	162,227

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Linde AG	1,136	$185,810	$29,478
Merck KGaA	53,407	4,625,610	698,548
MTU Aero Engines AG	10,853	1,071,772	(50,330)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,397	5,438,309	(49,090)
OSRAM Licht AG	66,525	3,202,060	(19,454)
Porsche Automobil Holding SE	61,942	4,547,422	675,316
ProSiebenSat.1 Media AG	127,310	4,763,676	1,524,692
Rheinmetall AG	2,762	140,631	(535)
RHOEN-KLINIKUM AG	85,111	2,224,745	57,304
Salzgitter AG	14,199	543,916	(36,306)
Symrise AG	20,537	1,231,125	44,328
Talanx AG	13,762	427,462	(5,060)
TUI AG	140,184	2,437,520	(172,285)
United Internet AG	56,791	2,378,904	145,175
Zalando SE	34,225	1,078,920	64,685

			6,365,432

Italy
Atlantia SpA	155,175	3,621,196	212,850
Autogrill SpA	170,436	1,663,017	(235,257)
Banca Generali SpA	9,802	312,923	32,238
Banca Popolare di Milano Scarl	9,304,444	9,688,624	124,124
Banco Popolare SC	139,793	2,314,568	(12,793)
Enel SpA	711,560	2,922,055	302,946
Eni SpA	352,210	5,744,461	511,360
FinecoBank Banca Fineco SpA	54,605	414,131	(9,679)
Finmeccanica SpA	473,929	5,644,842	316,757
Hera SpA	975,927	2,418,156	23,319
Luxottica Group SpA	2,813	152,532	34,583
Mediobanca SpA	650,970	5,212,928	1,169,613
Moncler SpA	35,524	680,445	(22,186)
Pirelli & C. SpA	289,721	3,874,465	1,015,199
Prysmian SpA	132,818	2,158,142	712,901
Snam SpA	717,072	3,279,858	132,705

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Italy (continued)
Terna Rete Elettrica Nazionale SpA	232,511	$994,613	$33,491
UniCredit SpA	362,730	2,079,514	358,351
Unione di Banche Italiane SCpA	637,470	4,586,719	528,450
Unipol Gruppo Finanziario SpA	15,387	84,784	(6,560)
Unipolsai SpA	313,973	—	—
Unipolsai SpA	313,973	—	—
UnipolSai SpA	324,579	954,421	(150,320)

			5,072,092

Netherlands
Aalberts Industries NV	925	30,006	(2,501)
Aegon NV	247,447	1,829,059	(3,347)
Akzo Nobel NV	15,784	977,863	174,512
Boskalis Westminster NV	80,429	3,920,847	27,225
Delta Lloyd NV	207,385	4,211,434	(808,345)
Heineken NV	2,067	168,047	(10,898)
Koninklijke Ahold NV	351,838	5,497,945	1,106,990
Koninklijke DSM NV	49,271	2,509,811	350,875
Koninklijke Philips NV	92,174	2,323,703	28,807
NN Group NV	3,244	91,235	124
Randstad Holding NV	32,019	1,982,434	100,962
Wolters Kluwer NV	157,406	4,415,194	269,804

			1,234,208

Spain
Abengoa SA	437,071	1,516,089	(137,802)
Acciona SA	3,475	273,245	(10,099)
Acerinox SA	78,001	1,023,026	56,674
ACS Actividades de Construccion y Servicios SA	183,699	5,813,351	112,037
Applus Services SA	3,099	36,445	156
Banco Santander SA	833,469	6,229,029	(366,392)
Bankinter SA	32,086	244,010	(6,031)
CaixaBank SA	79,032	386,742	(18,982)
Ebro Foods SA	46,095	771,686	121,373
Enagas SA	209,395	6,154,815	(454,567)
Endesa SA	398,633	6,932,198	702,289
Ferrovial SA	177,541	3,285,055	572,279
Gas Natural SDG SA	41,659	1,050,112	(104,150)
Iberdrola SA	140,900	893,818	57,476
Mapfre SA	184,968	641,157	(1,889)
Prosegur Cia de Seguridad SA	11,949	61,383	4,335
Red Electrica Corp. SA	37,054	2,923,763	51,668
Repsol SA	312,754	5,927,917	(415,428)
Telefonica SA	180,477	2,525,002	45,965

			208,912

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Fiat Chrysler Automobiles NV	191,413	$3,053,583	$(245,523)
Reed Elsevier NV	164,786	4,298,874	(379,324)

			(624,847)

Total of Long Equity Positions			13,907,121

Short Positions

Common Stocks
Belgium
Anheuser-Busch InBev NV	(10,111)	(1,253,332)	36,569
Colruyt SA	(4,210)	(195,670)	6,818
KBC Groep NV	(31,263)	(1,612,549)	(483,266)
Solvay SA	(661)	(85,241)	(5,822)
UCB SA	(20,472)	(1,501,456)	29,411

			(416,290)

Finland
Cargotec Oyj	(79,698)	(2,322,056)	(704,574)
Elisa OYJ	(37,008)	(946,448)	(226,080)
Kone OYJ	(97,785)	(3,884,719)	(84,379)
Nokian Renkaat OYJ	(255,850)	(6,830,112)	(1,185,774)
Outokumpu OYJ	(308,246)	(2,463,968)	910,988
YIT OYJ	(38,220)	(245,512)	(27,725)

			(1,317,544)

Germany
adidas AG	(62,036)	(4,473,556)	(273,090)
Allianz SE	(10,816)	(1,604,385)	(82,382)
BASF SE	(51,489)	(4,090,797)	(439,872)
Bayer AG	(53,350)	(8,194,062)	722,920
Bayerische Motoren Werke AG	(10,640)	(998,164)	(167,070)
Beiersdorf AG	(6,324)	(534,207)	4,317
Bilfinger SE	(47,748)	(2,562,228)	754,945
Commerzbank AG	(6,053)	(78,563)	1,183
Daimler AG	(20,899)	(1,440,849)	(462,958)
Deutsche Bank AG	(74,968)	(2,219,620)	(34,421)
Deutsche Telekom AG	(320,766)	(5,174,808)	(355,293)
Fraport AG Frankfurt Airport Services Worldwide	(21,505)	(1,169,154)	(181,624)
Fresenius Medical Care AG & Co. KGaA	(8,542)	(737,581)	30,420
FUCHS PETROLUB SE	(33,623)	(1,218,205)	(203,471)
Henkel AG & Co. KGaA	(1,726)	(195,575)	1,890
K+S AG	(190,722)	(5,210,442)	(2,831,890)
MAN SE	(16,025)	(1,629,467)	(21,519)
METRO AG	(30,896)	(930,100)	(45,724)
RWE AG	(96,552)	(2,521,814)	445,137
SAP SE	(188,087)	(11,574,891)	(1,605,551)
Siemens AG	(8,107)	(823,346)	3,149
Software AG	(163)	(3,937)	(529)
STADA Arzneimittel AG	(23,968)	(766,466)	(42,024)
Suedzucker AG	(11,756)	(152,208)	(43,599)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Telefonica Deutschland Holding AG	(410,999)	$(2,437,383)	$69,716
ThyssenKrupp AG	(242,485)	(5,462,212)	(845,900)
Volkswagen AG	(4,677)	(1,208,609)	123,176
Wacker Chemie AG	(27,776)	(2,991,082)	121,180
Wirecard AG	(26,577)	(1,076,526)	59,325

			(5,299,559)

Italy
A2A SpA	(51,280)	(48,309)	(12,894)
Assicurazioni Generali SpA	(127,299)	(2,396,323)	101,913
Azimut Holding SpA	(105,568)	(3,122,461)	32,291
Banca Popolare dell’Emilia Romagna SC	(812,797)	(6,745,391)	(506,633)
Buzzi Unicem SpA	(73,780)	(973,843)	(77,228)
Davide Campari-Milano SpA	(131,830)	(918,802)	(84,766)
Enel Green Power SpA	(1,835,160)	(3,559,993)	(27,391)
Intesa Sanpaolo SpA	(1,090,388)	(4,046,184)	86,456
Mediaset SpA	(938,005)	(3,390,169)	(1,125,594)
Mediolanum SpA	(183,170)	(1,523,993)	12,112
Saipem SpA	(201,910)	(2,479,413)	345,810
Salvatore Ferragamo SpA	(299,441)	(7,883,407)	(1,111,800)
Telecom Italia SpA	(4,876,054)	(4,900,926)	(1,295,621)
Tod’s SpA	(27,542)	(2,562,734)	(52,404)
World Duty Free SpA	(21,849)	(212,556)	(32,441)

			(3,748,190)

Luxembourg
Altice SA	(97,759)	(10,088,725)	(3,398,061)
ArcelorMittal	(1,421,627)	(14,698,142)	891,852
Tenaris SA	(512,307)	(7,821,283)	911,149

			(1,595,060)

Netherlands
Fugro NV	(174,382)	(4,547,929)	708,345
Gemalto NV	(13,387)	(957,545)	(239,090)
Koninklijke KPN NV	(131,913)	(500,778)	(4,955)
Koninklijke Vopak NV	(111,948)	(5,491,732)	(170,294)
OCI NV	(51,076)	(1,557,469)	109,893
QIAGEN NV	(64,141)	(1,383,905)	(192,471)
SBM Offshore NV	(422,404)	(4,907,157)	(127,827)

			83,601

Spain
Abertis Infraestructuras SA	(42,131)	(771,198)	79,317
Aena SA	(37,539)	(3,911,133)	(4,841)
Amadeus IT Holding SA	(46,792)	(1,724,308)	(143,639)
Atresmedia Corp. de Medios de Comunicacion SA	(101,926)	(1,622,675)	38,503
Banco Bilbao Vizcaya Argentaria SA	(194,267)	(1,976,679)	62,380

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain (continued)
Banco de Sabadell SA	(1,742,158)	$(4,138,499)	$(81,333)
Banco Popular Espanol SA	(1,939,111)	(9,059,492)	(375,489)
Bankia SA	(5,113,432)	(7,076,235)	566,173
Distribuidora Internacional de Alimentacion SA	(166,182)	(1,320,541)	46,992
Inditex SA	(35,468)	(881,896)	(274,975)
Indra Sistemas SA	(209,720)	(1,993,460)	(163,310)
Mediaset Espana Comunicacion SA	(10,967)	(127,998)	(15,984)
Obrascon Huarte Lain SA	(188,836)	(4,179,865)	954,846
Tecnicas Reunidas SA	(3,483)	(179,880)	430
Zardoya Otis SA	(72,469)	(732,028)	(58,907)

			630,163

United Kingdom
CNH Industrial NV	(669,940)	(5,082,671)	(1,030,494)

Total of Short Equity Positions			(12,693,373)

Total of Long and Short Equity Positions			1,213,748

Net Cash and Other Receivables/ (Payables) (b)			(985,150)

Swaps, at Value			$228,598

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR, plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	6-20 months maturity ranging from 12/28/2015 -06/29/2016	$(2,180,347)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Liechtenstein
Georg Fischer AG	452	$346,851	$(36,119)

Switzerland
Adecco SA	23,881	1,798,413	139,710
Aryzta AG	42,187	3,465,035	(1,389,293)
Baloise Holding AG	20,765	2,781,583	(249,688)
Bucher Industries AG	2,129	556,582	(26,932)
Chocoladefabriken Lindt & Sprungli AG	20	105,149	638
Clariant AG	27,395	605,038	(43,547)
Flughafen Zuerich AG	2,690	1,992,214	90,133
GAM Holding AG	51,940	1,018,696	72,482
Geberit AG	2,269	867,144	(110,671)
Givaudan SA	1,764	3,156,164	(102,140)
Helvetia Holding AG	1,455	750,109	81,561
Lonza Group AG	68,926	8,284,385	928,623
Nestle SA	28,087	2,147,066	(120,571)
Novartis AG	7,969	734,829	49,006
OC Oerlikon Corp. AG	329,458	4,287,016	(253,512)
Partners Group Holding AG	7,604	2,382,290	(109,548)
Schindler Holding AG	4,094	644,863	24,715
Sika AG	544	2,062,682	(144,056)
Straumann Holding AG	7,151	1,949,271	13,549
Sulzer AG	6,516	697,616	(27,368)
Swiss Life Holding AG	46,136	11,020,796	(456,538)
Swiss Re AG	71,002	6,311,798	(26,505)
Swisscom AG	3,016	1,826,657	(136,349)
Zurich Insurance Group AG	4,197	1,459,116	(181,425)

			(1,977,726)

Total of Long Equity Positions			(2,013,845)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Liechtenstein
Dufry AG	(3,007)	$—	$—

Switzerland
Barry Callebaut AG	(1,645)	(1,761,179)	(113,863)
Cie Financiere Richemont SA	(72,447)	(6,137,719)	249,381
Credit Suisse Group AG	(437,067)	(11,060,225)	(997,357)
DKSH Holding AG	(3,097)	(242,942)	19,095
Dufry AG	(4,574)	(670,800)	33,447
EMS-Chemie Holding AG	(618)	(238,939)	(22,162)
Galenica AG	(3,529)	(3,472,347)	(208,365)
Holcim Ltd.	(93,216)	(6,487,954)	(390,040)
Julius Baer Group Ltd.	(122,750)	(5,816,661)	(1,071,328)
Kuehne + Nagel International AG	(18,762)	(2,597,815)	106,538
Roche Holding AG	(5,159)	(1,525,810)	79,271
SGS SA	(805)	(1,491,211)	23,217
Sonova Holding AG	(19,824)	(3,079,869)	399,174
Swatch Group AG/The	(39,215)	(18,409,613)	3,128,388

			1,235,396

Total of Short Equity Positions			1,235,396

Total of Long and Short Equity Positions			(778,449)

Net Cash and Other Receivables/ (Payables) (b)			(1,401,898)

Swaps, at Value			$(2,180,347)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the Copenhagen Interbank Rate plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	6-13 months maturity ranging from 12/28/2015 -05/24/2016	$(1,490,688)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Denmark
AP Moeller - Maersk A/S	2,342	$4,243,611	$(9,177)
Coloplast A/S	23,881	1,828,575	(262,383)
Danske Bank A/S	42,758	1,031,073	225,884
DSV A/S	89,081	2,512,324	372,202
GN Store Nord A/S	45,535	867,059	72,612
ISS A/S	26,921	927,092	(40,436)
Jyske Bank A/S	18,192	858,594	54,947
Novo Nordisk A/S	94,275	4,372,363	800,966
Pandora A/S	65,290	6,098,286	907,606
TDC A/S	494,208	3,565,177	57,540
Tryg A/S	6,448	138,461	(4,020)

			2,175,741

Total of Long Equity Positions			2,175,741

Short Positions

Common Stocks
Denmark
Carlsberg A/S	(43,005)	(3,632,448)	(264,049)
Chr Hansen Holding A/S	(29,913)	(1,192,925)	(265,695)
FLSmidth & Co. A/S	(77,003)	(2,858,015)	(842,218)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Denmark (continued)
Novozymes A/S	(27,597)	$(1,172,032)	$(139,119)
Vestas Wind Systems A/S	(101,965)	(3,458,308)	(1,623,986)
William Demant Holding A/S	(16,749)	(1,141,983)	(134,669)

			(3,269,736)

Total of Short Equity Positions			(3,269,736)

Total of Long and Short Equity Positions			(1,093,995)

Net Cash and Other Receivables/ (Payables) (b)			(396,693)

Swaps, at Value			$(1,490,688)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap	6-21 months maturity ranging from 12/25/2015 -08/02/2016	$12,021,318

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Air Water, Inc.	5,000	$77,725	$13,686
Ajinomoto Co., Inc.	196,000	3,702,157	536,395
Alfresa Holdings Corp.	192,900	2,375,298	626,448
Amada Holdings Co., Ltd.	112,300	1,054,118	131,220
ANA Holdings, Inc.	351,000	877,060	74,617
Asahi Group Holdings Ltd.	17,400	517,774	34,819
Asahi Kasei Corp.	741,000	6,170,835	(92,721)
Astellas Pharma, Inc.	308,600	4,464,974	(68,706)
Bandai Namco Holdings, Inc.	344,900	7,113,631	(448,591)
Bank of Kyoto Ltd./The	75,000	722,661	140,074
Bank of Yokohama Ltd./The	491,000	2,711,852	295,020
Benesse Holdings, Inc.	34,900	1,046,441	(171,518)
Bridgestone Corp.	24,600	858,291	50,989
Brother Industries Ltd.	80,300	1,337,245	(201,277)
Calbee, Inc.	99,900	3,626,276	582,315
Canon, Inc.	11,100	335,608	24,458
Central Japan Railway Co.	15,500	2,227,151	569,895
Chiba Bank Ltd./The	400,000	2,764,752	281,168
Chubu Electric Power Co., Inc.	178,600	2,198,063	463,818
Chugai Pharmaceutical Co., Ltd.	78,000	2,069,870	620,614
Chugoku Bank Ltd./The	57,900	830,200	82,410
Citizen Holdings Co., Ltd.	181,200	1,325,872	(61,684)
Dai Nippon Printing Co., Ltd.	304,000	2,595,762	541,169
Daicel Corp.	316,300	3,707,129	351,693
Dai-ichi Life Insurance Co., Ltd./The	1,100	19,707	1,894
Dentsu, Inc.	11,100	417,787	156,445

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Don Quijote Holdings Co., Ltd.	107,400	$3,692,506	$877,255
East Japan Railway Co.	25,900	1,942,087	386,303
Eisai Co., Ltd.	16,400	1,060,061	39,471
FamilyMart Co., Ltd.	22,800	828,429	220,032
Fuji Electric Co., Ltd.	806,000	3,365,435	101,129
Fuji Heavy Industries Ltd.	99,900	3,475,503	197,898
FUJIFILM Holdings Corp.	102,700	3,373,466	291,694
Fujitsu Ltd.	1,591,000	8,700,664	188,807
Fukuoka Financial Group, Inc.	1,109,000	5,831,623	(83,554)
Gree, Inc.	275,800	1,717,360	(106,770)
GungHo Online Entertainment, Inc.	361,800	1,338,404	69,568
Gunma Bank Ltd./The	27,000	200,162	(947)
Hachijuni Bank Ltd./The	79,000	606,904	(11,240)
Hakuhodo DY Holdings, Inc.	133,300	1,245,822	179,745
Hamamatsu Photonics KK	900	26,778	(240)
Hikari Tsushin, Inc.	13,500	869,437	40,436
Hisamitsu Pharmaceutical Co., Inc.	4,700	168,730	13,726
Hitachi Chemical Co., Ltd.	2,700	54,505	(5,876)
Hitachi High-Technologies Corp.	125,800	3,567,982	(31,518)
Hokuhoku Financial Group, Inc.	217,000	515,255	(3,299)
Hokuriku Electric Power Co.	36,200	478,797	60,428
Hoshizaki Electric Co., Ltd.	34,000	2,066,603	(66,741)
Hoya Corp.	278,200	10,076,380	1,065,456

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Ibiden Co., Ltd.	13,500	$233,729	$(5,425)
Idemitsu Kosan Co., Ltd.	7,600	118,152	30,944
Isetan Mitsukoshi Holdings Ltd.	117,700	1,732,412	370,380
Isuzu Motors Ltd.	135,700	1,842,238	(61,913)
ITOCHU Corp.	159,700	1,709,157	400,035
Itochu Techno-Solutions Corp.	12,800	308,203	10,564
J Front Retailing Co., Ltd.	319,000	4,095,017	1,908,972
Japan Airlines Co., Ltd.	389,100	12,455,929	1,103,980
Japan Petroleum Exploration Co., Ltd.	37,300	1,158,114	28,027
JGC Corp.	74,000	1,506,101	(109,191)
Joyo Bank Ltd./The	85,000	461,469	14,482
JSR Corp.	43,000	722,000	37,092
JTEKT Corp.	350,200	5,380,288	1,242,144
Kajima Corp.	1,065,000	4,361,659	640,410
Kamigumi Co., Ltd.	86,000	800,183	7,087
Kaneka Corp.	59,000	345,317	85,557
Kansai Electric Power Co., Inc./The	19,000	189,024	21,316
Kao Corp.	75,800	2,779,665	745,565
Kawasaki Heavy Industries Ltd.	670,000	3,084,149	38,849
KDDI Corp.	57,900	1,224,101	173,139
Keihan Electric Railway Co., Ltd.	5,000	29,209	(92)
Keio Corp.	39,000	278,128	832
Keisei Electric Railway Co., Ltd.	122,000	1,358,106	92,403
Keyence Corp.	4,900	2,673,976	(32,989)
Kobayashi Pharmaceutical Co., Ltd.	2,100	117,832	24,787
Kobe Steel Ltd.	3,498,000	6,158,601	(273,522)
Koito Manufacturing Co., Ltd.	39,300	1,370,654	159,577
Konami Corp.	10,300	188,971	2,485
Konica Minolta, Inc.	863,900	9,712,043	356,848
Kurita Water Industries Ltd.	103,000	2,242,415	156,857
Kyowa Hakko Kirin Co., Ltd.	13,000	137,226	32,656
Mabuchi Motor Co., Ltd.	41,300	1,689,503	922,822
Marubeni Corp.	142,800	786,664	32,816
Medipal Holdings Corp.	200,700	2,373,456	895,467
MEIJI Holdings Co., Ltd.	43,100	4,309,300	1,251,897
Miraca Holdings, Inc.	39,200	1,501,941	456,655
Mitsubishi Chemical Holdings Corp.	712,400	3,703,527	775,068
Mitsubishi Electric Corp.	507,000	5,797,604	749,137
Mitsubishi Gas Chemical Co., Inc.	16,000	94,495	(4,907)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Heavy Industries Ltd.	322,000	$1,780,597	$176,827
Mitsubishi Motors Corp.	5,000	43,431	(911)
Mitsubishi Tanabe Pharma Corp.	107,400	1,616,090	(7,042)
Mitsubishi UFJ Lease & Finance Co., Ltd.	156,500	730,345	125,468
Mitsui & Co., Ltd.	114,100	1,509,625	40,552
Mixi, Inc.	62,800	2,700,241	415,450
Nagoya Railroad Co., Ltd.	157,000	614,853	(27,822)
Nankai Electric Railway Co., Ltd.	109,000	474,747	14,515
Nexon Co., Ltd.	64,000	765,460	115,660
NHK Spring Co., Ltd.	323,900	2,881,099	685,159
Nintendo Co., Ltd.	26,900	4,610,784	(123,123)
Nippon Express Co., Ltd.	425,000	2,033,325	54,881
Nippon Shokubai Co., Ltd.	123,000	1,658,652	23,871
Nisshin Seifun Group, Inc.	9,695	94,150	34,709
Nitto Denko Corp.	20,100	1,468,565	182,095
NOK Corp.	92,800	2,721,634	153,663
NSK Ltd.	145,100	1,683,395	553,934
NTT Data Corp.	200	7,293	1,441
Obayashi Corp.	225,000	1,471,057	169,677
Obic Co., Ltd.	25,500	1,049,560	87,300
Omron Corp.	122,300	5,341,211	(28,709)
Oracle Corp. Japan	5,000	184,092	24,936
Oriental Land Co., Ltd./Japan	34,100	2,549,948	(374,737)
ORIX Corp.	368,900	5,224,881	253,093
Osaka Gas Co., Ltd.	951,000	3,490,789	262,618
Otsuka Corp.	79,200	2,771,970	925,215
Otsuka Holdings Co., Ltd.	71,600	2,314,628	(33,223)
Panasonic Corp.	634,200	7,483,462	1,202,676
Resona Holdings, Inc.	1,399,900	7,276,718	358,517
Rohm Co., Ltd.	133,100	8,150,221	767,360
Sankyo Co., Ltd.	60,300	1,969,583	165,267
Sanrio Co., Ltd.	21,900	596,322	(1,289)
Santen Pharmaceutical Co., Ltd.	400,500	5,239,330	427,235
Secom Co., Ltd.	34,700	1,865,127	389,178
Sega Sammy Holdings, Inc.	136,600	1,853,062	(66,976)
Seiko Epson Corp.	230,000	4,321,236	(245,538)
Sekisui Chemical Co., Ltd.	424,000	4,918,605	286,434
Seven & i Holdings Co., Ltd.	138,400	4,939,833	1,001,074
Seven Bank Ltd.	170,600	761,684	28,060
Shimadzu Corp.	18,000	246,393	(2,094)
Shimamura Co., Ltd.	41,400	3,734,386	612,167
Shimizu Corp.	391,000	2,759,708	530,771

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Shin-Etsu Chemical Co., Ltd.	60,100	$3,812,789	$(85,933)
Shionogi & Co., Ltd.	117,100	2,928,505	1,609,500
Shizuoka Bank Ltd./The	48,000	499,678	1,380
Showa Shell Sekiyu KK	69,800	573,647	36,234
Sojitz Corp.	1,567,100	3,854,827	(48,883)
Sompo Japan Nipponkoa Holdings, Inc.	2,100	77,328	(433)
Sony Corp.	55,100	1,659,362	(94,695)
Sumitomo Chemical Co., Ltd.	434,000	2,469,677	137,971
Sumitomo Corp.	7,100	70,921	11,719
Sumitomo Electric Industries Ltd.	126,600	1,553,293	406,139
Sumitomo Heavy Industries Ltd.	1,724,000	9,597,181	443,992
Sumitomo Rubber Industries Ltd.	128,700	2,022,246	(28,643)
Suzuken Co., Ltd./Aichi Japan	23,920	553,681	211,592
Suzuki Motor Corp.	88,700	2,669,172	324,406
T&D Holdings, Inc.	1,400	15,217	5,654
Taiheiyo Cement Corp.	269,923	820,169	(30,810)
Taisei Corp.	949,000	4,893,485	554,721
Taisho Pharmaceutical Holdings Co., Ltd.	3,200	202,794	13,373
Takashimaya Co., Ltd.	424,000	3,517,042	326,262
Takeda Pharmaceutical Co., Ltd.	7,400	367,393	(10,205)
TDK Corp.	56,300	3,974,096	336,936
Teijin Ltd.	563,000	1,958,119	226,580
THK Co., Ltd.	129,700	2,943,844	(144,890)
Tobu Railway Co., Ltd.	46,000	211,946	(14,354)
Toho Co., Ltd./Tokyo	37,600	835,577	99,353
Toho Gas Co., Ltd.	42,000	230,658	17,987
Tohoku Electric Power Co., Inc.	240,000	2,884,635	364,843
Tokyo Electric Power Co., Inc.	582,700	2,183,114	991,378
Tokyo Gas Co., Ltd.	784,000	4,131,204	30,802
Tokyu Corp.	125,000	804,201	32,380
Toppan Printing Co., Ltd.	329,000	2,063,889	686,533
Toyo Seikan Group Holdings Ltd.	201,000	2,343,048	881,678
Toyo Suisan Kaisha Ltd.	46,000	1,595,000	81,095
Toyoda Gosei Co., Ltd.	24,800	564,702	33,084
Toyota Boshoku Corp.	47,700	640,020	163,816
Trend Micro, Inc./Japan	10,500	366,933	(7,763)
USS Co., Ltd.	225,200	3,495,325	566,182
West Japan Railway Co.	65,500	3,131,231	1,059,401
Yamaguchi Financial Group, Inc.	84,000	1,040,422	5,568
Yamaha Corp.	136,400	1,883,129	865,959

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Yamaha Motor Co., Ltd.	33,000	$733,033	$(11,993)
Yamazaki Baking Co., Ltd.	151,000	2,411,930	102,375

			39,545,854

Total of Long Equity Positions			39,545,854

Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(33,449)	(1,566,294)	(480,866)
Acom Co., Ltd.	(1,366,030)	(4,081,585)	(1,154,942)
Advantest Corp.	(387,696)	(4,394,129)	363,028
Aeon Co., Ltd.	(316,300)	(3,007,864)	(1,480,461)
AEON Financial Service Co., Ltd.	(361,300)	(7,273,735)	(2,750,365)
Aisin Seiki Co., Ltd.	(3,800)	(177,676)	16,103
Aozora Bank Ltd.	(261,000)	(873,850)	(110,907)
Asahi Glass Co., Ltd.	(202,000)	(949,185)	(263,530)
Asics Corp.	(181,800)	(4,482,819)	(213,657)
Casio Computer Co., Ltd.	(61,200)	(875,470)	(331,683)
Chiyoda Corp.	(213,000)	(1,796,662)	(88,580)
Chugoku Electric Power Co., Inc./The	(61,400)	(789,444)	(106,226)
COLOPL, Inc.	(39,200)	(827,508)	35,412
Credit Saison Co., Ltd.	(147,013)	(2,599,884)	(547,764)
Daido Steel Co., Ltd.	(208,000)	(735,481)	(130,939)
Daihatsu Motor Co., Ltd.	(91,000)	(1,288,369)	(6,851)
Daiichi Sankyo Co., Ltd.	(204,900)	(3,092,062)	(694,605)
Daikin Industries Ltd.	(154,600)	(9,129,997)	(1,983,946)
DeNA Co., Ltd.	(79,500)	(1,411,614)	(150,779)
Denso Corp.	(38,800)	(2,047,414)	116,994
Disco Corp.	(15,000)	(1,152,634)	(87,398)
Electric Power Development Co., Ltd.	(2,000)	(73,158)	2,506
FANUC Corp.	(13,200)	(2,119,228)	(581,698)
Fast Retailing Co., Ltd.	(29,800)	(10,673,637)	(2,839,801)
GS Yuasa Corp.	(984,853)	(4,421,258)	553,995
Hino Motors Ltd.	(7,800)	(96,591)	166
Hirose Electric Co., Ltd.	(1,300)	(187,543)	1,281
Hitachi Capital Corp.	(46,900)	(1,005,655)	(234,406)
Hitachi Construction Machinery Co., Ltd.	(137,595)	(2,772,371)	363,705
Hitachi Ltd.	(1,220,000)	(8,684,773)	647,962
Hitachi Metals Ltd.	(16,000)	(257,275)	11,300
Hokkaido Electric Power Co., Inc.	(206,495)	(1,607,134)	(735,390)
Honda Motor Co., Ltd.	(166,300)	(5,296,931)	(77,860)
IHI Corp.	(573,000)	(2,667,727)	(261)
Inpex Corp.	(312,200)	(3,773,675)	229,908
Japan Display, Inc.	(1,061,400)	(3,470,896)	(535,456)
Japan Steel Works Ltd./The	(102,000)	(342,657)	(78,850)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Japan Tobacco, Inc.	(13,000)	$(489,790)	$27,649
JFE Holdings, Inc.	(97,500)	(2,232,226)	72,026
JX Holdings, Inc.	(530,400)	(2,035,516)	(251,225)
Kakaku.com, Inc.	(377,600)	(5,373,087)	(90,285)
Kansai Paint Co., Ltd.	(177,000)	(2,611,194)	(131,104)
Keikyu Corp.	(137,000)	(1,030,951)	(2,491)
Kikkoman Corp.	(103,000)	(2,710,331)	(505,701)
Kintetsu Group Holdings Co., Ltd.	(366,000)	(1,226,530)	(19,843)
Kirin Holdings Co., Ltd.	(59,200)	(821,599)	6,168
Komatsu Ltd.	(114,500)	(2,539,403)	242,153
Kubota Corp.	(727,000)	(10,773,068)	(754,522)
Kuraray Co., Ltd.	(147,500)	(1,709,887)	(91,878)
Kyocera Corp.	(118,100)	(6,056,844)	(83,465)
Kyushu Electric Power Co., Inc.	(649,400)	(6,954,014)	(575,077)
Lawson, Inc.	(1,800)	(127,720)	4,544
LIXIL Group Corp.	(231,000)	(4,629,034)	47,000
M3, Inc.	(338,400)	(5,827,667)	(974,659)
Makita Corp.	(76,500)	(3,806,508)	(336,642)
Marui Group Co., Ltd.	(175,300)	(2,209,375)	(159,027)
Maruichi Steel Tube Ltd.	(19,000)	(483,289)	11,703
Mazda Motor Corp.	(428,000)	(9,568,000)	1,192,552
Minebea Co., Ltd.	(390,000)	(6,301,554)	(136,707)
Mitsubishi Logistics Corp.	(112,000)	(1,660,276)	190,326
Mitsubishi Materials Corp.	(416,000)	(1,470,122)	(127,201)
Mitsubishi UFJ Financial Group, Inc.	(249,100)	(1,844,187)	52,045
Mitsui Chemicals, Inc.	(1,583,025)	(4,244,628)	(1,636,747)
Mitsui OSK Lines Ltd.	(2,397,000)	(7,630,874)	(41,900)
Mizuho Financial Group, Inc.	(2,660,000)	(5,586,322)	(169,206)
MS&AD Insurance Group Holdings, Inc.	(1,700)	(48,227)	(4,691)
Murata Manufacturing Co., Ltd.	(200)	(35,034)	131
Nabtesco Corp.	(73,603)	(1,709,625)	(136,613)
NGK Insulators Ltd.	(250,000)	(5,311,561)	(1,121,206)
NGK Spark Plug Co., Ltd.	(108,400)	(3,107,286)	105,237
NH Foods Ltd.	(5,000)	(110,229)	(3,795)
Nidec Corp.	(173,400)	(10,674,608)	(2,302,269)
Nikon Corp.	(440,595)	(5,959,495)	867,673
Nippon Electric Glass Co., Ltd.	(235,000)	(1,171,279)	(17,113)
Nippon Paint Holdings Co., Ltd.	(113,700)	(3,268,133)	63,998
Nippon Steel & Sumitomo Metal Corp.	(597,000)	(1,529,008)	(18,926)
Nissan Motor Co., Ltd.	(660,000)	(6,159,891)	(735,099)
Nissin Foods Holdings Co., Ltd.	(3,700)	(160,408)	(1,701)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nitori Holdings Co., Ltd.	(2,900)	$(160,568)	$(75,865)
Nomura Holdings, Inc.	(45,900)	(282,918)	(26,992)
Nomura Research Institute Ltd.	(4,700)	(139,614)	(44,174)
NTT DOCOMO, Inc.	(13,500)	(246,140)	(13,040)
Odakyu Electric Railway Co., Ltd.	(48,000)	(456,062)	8,210
Oji Holdings Corp.	(228,000)	(1,036,086)	45,237
Olympus Corp.	(42,100)	(1,437,179)	(16,324)
Ono Pharmaceutical Co., Ltd.	(58,645)	(5,219,663)	(1,181,143)
Park24 Co., Ltd.	(4,900)	(94,077)	10,191
Rakuten, Inc.	(578,068)	(7,598,951)	(1,733,455)
Recruit Holdings Co., Ltd.	(35,800)	(1,179,077)	87,383
Ricoh Co., Ltd.	(806,000)	(8,436,908)	87,583
Rinnai Corp.	(22,500)	(1,648,867)	(122,898)
Seibu Holdings, Inc.	(7,200)	(167,785)	1,052
Sharp Corp./Japan	(1,075,000)	(2,290,141)	983,891
Shikoku Electric Power Co., Inc.	(321,273)	(3,998,078)	(811,336)
Shimano, Inc.	(10,400)	(1,302,128)	(117,061)
Shinsei Bank Ltd.	(2,192,000)	(3,974,673)	(442,782)
Shiseido Co., Ltd.	(51,400)	(1,051,289)	(114,530)
SMC Corp./Japan	(11,800)	(3,067,433)	(483,413)
SoftBank Corp.	(115,400)	(6,877,467)	80,062
Sony Financial Holdings, Inc.	(6,200)	(95,142)	(13,413)
Stanley Electric Co., Ltd.	(50,400)	(1,152,602)	102,930
Sumco Corp.	(276,700)	(3,546,020)	85,329
Sumitomo Dainippon Pharma Co., Ltd.	(42,600)	(455,140)	(14,325)
Sumitomo Metal Mining Co., Ltd.	(315,000)	(4,854,113)	63,286
Sumitomo Mitsui Financial Group, Inc.	(158,900)	(6,601,205)	(472,896)
Sumitomo Mitsui Trust Holdings, Inc.	(1,646,000)	(6,597,899)	(931,896)
Suruga Bank Ltd.	(20,300)	(373,591)	(61,258)
Sysmex Corp.	(41,000)	(1,673,552)	(768,306)
Taiyo Nippon Sanso Corp.	(330,916)	(3,751,732)	(252,927)
Terumo Corp.	(261,300)	(5,866,642)	(399,387)
TonenGeneral Sekiyu KK	(13,000)	(106,450)	(14,476)
Toray Industries, Inc.	(97,000)	(825,107)	5,196
Toshiba Corp.	(731,000)	(2,936,368)	429,552
TOTO Ltd.	(10,000)	(183,170)	2,932
Toyota Industries Corp.	(24,300)	(1,149,081)	(234,717)
Toyota Motor Corp.	(9,800)	(569,897)	(85,892)
Tsumura & Co.	(52,800)	(1,158,273)	22,403
Ube Industries Ltd.	(33,000)	(52,327)	(9,923)
Unicharm Corp.	(139,600)	(3,153,998)	(162,135)
Yahoo Japan Corp.	(3,630,100)	(13,135,427)	(1,515,830)
Yakult Honsha Co., Ltd.	(37,068)	(2,031,262)	(164,261)
Yamada Denki Co., Ltd.	(1,451,570)	(4,701,916)	(1,104,771)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Yamato Holdings Co., Ltd.	(70,700)	$(1,542,952)	$175,922
Yaskawa Electric Corp.	(918,100)	(11,246,302)	(496,615)
Yokogawa Electric Corp.	(165,500)	(1,870,105)	(261,404)
Yokohama Rubber Co., Ltd./The	(66,500)	(1,390,715)	56,350

			(30,770,685)

Total of Short Equity Positions			(30,770,685)

Total of Long and Short Equity Positions			8,775,169

Net Cash and Other Receivables/ (Payables) (b)			3,246,149

Swaps, at Value			$12,021,318

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the Norway Interbank Offered Rate plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	6-18 months maturity ranging from 12/28/2015 -07/29/2016	$3,232,818

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Norway
DNB ASA	265,148	$4,021,419	$394,254
Gjensidige Forsikring ASA	29,229	466,664	3,975
Marine Harvest ASA	18,844	211,434	4,378
Norsk Hydro ASA	875,968	4,179,692	(503,315)
Orkla ASA	216,691	1,531,697	168,484
Telenor ASA	45,285	917,241	75,626
Yara International ASA	57,301	2,354,766	631,082

			774,484

United Kingdom
Subsea 7 SA	168,320	1,765,971	(119,581)

Total of Long Equity Positions			654,903

Short Positions

Common Stocks
Norway
Aker Solutions ASA	(17,285)	(96,496)	(437)
DNO ASA	(133,052)	(193,648)	18,081
Petroleum Geo-Services ASA	(9,834)	(53,439)	539

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Norway (continued)
Schibsted ASA	(76,777)	$(2,310,475)	$(68,111)
Schibsted ASA	(55,596)	(1,647,518)	(33,029)
Seadrill Ltd.	(723,196)	(9,355,222)	1,844,426
Statoil ASA	(48,684)	(879,048)	8,431
TGS Nopec Geophysical Co. ASA	(146,158)	(3,372,655)	(41,741)

			1,728,159

Total of Short Equity Positions			1,728,159

Total of Long and Short Equity Positions			2,383,062

Net Cash and Other Receivables/ (Payables) (b)			849,756

Swaps, at Value			$3,232,818

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	13 months maturity 05/16/2016	$(449,410)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swaps as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
International Game Technology PLC	77,280	$1,495,878	$(123,385)

Net Cash and Other Receivables/ (Payables) (b)			(326,025)

Swaps, at Value			$(449,410)

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	6-21 months maturity ranging from 12/21/2015 -08/01/2016	$1,223,678

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Sweden
BillerudKorsnas AB	27,365	$465,097	$(35,157)
Boliden AB	503,290	8,110,622	1,064,707
Electrolux AB	388,028	10,767,227	1,390,907
Hennes & Mauritz AB	4,013	168,365	(13,910)
Hexpol AB	30,971	328,425	(9,158)
Holmen AB	9,229	313,644	(44,314)
Husqvarna AB	506,948	3,838,706	(20,046)
Meda AB	151,451	1,915,031	192,555

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
NCC AB	5,524	$193,477	$(24,766)
Nordea Bank AB	41,368	447,299	68,632
Securitas AB	218,295	2,405,237	477,769
Skandinaviska Enskilda Banken AB	356,598	4,045,805	515,562
Skanska AB	188,115	3,676,303	135,668
SKF AB	2,503	62,416	(5,302)
Svenska Cellulosa AB SCA	99,497	2,215,483	314,545
Swedbank AB	77,556	1,772,691	35,481
Swedish Match AB	71,568	2,092,546	(57,823)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Tele2 AB	146,409	$1,726,951	$(21,964)
Telefonaktiebolaget LM Ericsson	771,604	8,545,662	(509,301)
TeliaSonera AB	56,533	337,972	(4,781)
Trelleborg AB	58,081	852,974	221,102

			3,670,406

Total of Long Equity Positions			3,670,406

Short Positions

Common Stocks
Luxembourg
Millicom International Cellular SA	(12,665)	(946,041)	11,745

Sweden
Alfa Laval AB	(143,270)	(2,511,263)	(10,429)
Assa Abloy AB	(60,786)	(990,444)	(153,902)
Atlas Copco AB	(253,718)	(6,540,437)	(558,165)
Elekta AB	(553,011)	(5,162,384)	1,694,569
Getinge AB	(102,520)	(2,244,428)	(223,846)
Hexagon AB	(100,103)	(2,985,408)	(640,376)
Modern Times Group MTG AB	(66,155)	(1,923,055)	147,572

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Sandvik AB	(757,521)	$(7,179,809)	$(1,194,806)
SSAB AB	(240,718)	(1,466,942)	209,733
Svenska Handelsbanken AB	(48,626)	(685,475)	(24,380)
Volvo AB	(630,278)	(6,324,265)	(1,502,227)

			(2,256,257)

Total of Short Equity Positions			(2,244,512)

Total of Long and Short Equity Positions			1,425,894

Net Cash and Other Receivables/ (Payables) (b)			(202,216)

Swaps, at Value			$1,223,678

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Effective Overnight Index Average plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	10-24 months maturity 04/05/2016	$(20,583)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Delhaize Group	20,701	$1,851,206	$(167,443)

France
Alcatel-Lucent	20,082	74,860	(1,617)
Lafarge SA	114,302	7,603,387	(46,071)

			(47,688)

Italy
Ansaldo STS SpA	433,387	4,550,051	(39,637)
Pirelli & C. SpA	11,364	196,448	(4,656)
Sorin SpA	148,498	483,893	(68,187)
World Duty Free SpA	512,609	5,761,007	(13,014)

			(125,494)

Netherlands
TNT Express NV	1,807,753	15,404,274	(51,468)

United Kingdom
Jazztel PLC	1,197,458	17,063,051	231,864

Total of Long Equity Positions			(160,229)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
European Union
Koninklijke Ahold NV	(104,358)	$(2,090,163)	$131,086

Finland
Nokia OYJ	(11,045)	(77,312)	2,018

Total of Short Equity Positions			133,104

Total of Long and Short Equity Positions			(27,125)

Net Cash and Other Receivables/ (Payables) (b)			6,542

Swaps, at Value			$(20,583)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	1-25 months maturity ranging from 07/23/2015 -11/02/2016	$6,793,876

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Alcatel-Lucent	534,818	$2,134,202	$(198,161)

Ireland
Perrigo Co. PLC	6,100	1,149,953	(22,490)

United States
Advent Software, Inc.	373,312	16,380,003	124,121
Alexion Pharmaceuticals, Inc.	476	69,966	16,080
Altera Corp.	211,535	10,924,172	(93,580)
ANN, Inc.	239,318	11,374,194	182,472
Associated Estates Realty Corp.	421,521	12,009,218	58,928
Axis Capital Holdings Ltd.	25,938	1,428,750	(44,439)
Baker Hughes, Inc.	363,341	22,934,776	(516,636)
Broadcom Corp.	407,767	22,338,124	(1,342,202)
Catamaran Corp.	387,331	23,171,162	487,016
Cigna Corp.	10,301	1,707,785	(39,023)
City National Corp./CA	128,969	11,703,311	(45,803)
Cleco Corp.	255,999	13,805,510	(19,964)
Dealertrack Technologies, Inc.	107,599	6,761,538	(5,397)
DIRECTV	287,122	24,345,298	2,296,753
Dresser-Rand Group, Inc.	242,133	19,703,935	920,954
Excel Trust, Inc.	436,444	6,905,650	(22,928)
Family Dollar Stores, Inc.	398,045	31,314,140	55,786
Freescale Semiconductor Ltd.	628,660	26,197,660	(1,070,120)
GrafTech International Ltd.	226,132	1,121,506	108
Hawaiian Electric Industries, Inc.	399,159	13,231,902	(1,364,904)
HCC Insurance Holdings, Inc.	93,085	7,180,480	(27,829)
Home Loan Servicing Solutions Ltd.	183,051	3,368,373	(3,242,068)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Home Properties, Inc.	58,656	$4,313,873	$(29,052)
Hospira, Inc.	266,242	23,313,042	305,286
Hudson City Bancorp, Inc.	2,544,317	23,713,034	1,424,818
Hudson Valley Holding Corp.	135,367	3,472,925	345,778
IGATE Corp.	169,322	8,030,233	44,733
Informatica Corp.	210,569	10,080,109	126,170
Integrated Silicon Solution, Inc.	268,790	4,965,696	985,315
KYTHERA Biopharmaceuticals, Inc.	65,234	4,837,676	75,096
MeadWestvaco Corp.	141,527	7,169,629	(490,970)
Micrel, Inc.	195,765	2,721,239	(105)
Montpelier Re Holdings Ltd.	100,998	4,011,073	(21,652)
Mylan NV	23,345	1,716,369	(132,177)
Office Depot, Inc.	1,337,231	12,356,759	(776,339)
Omnicare, Inc.	121,712	11,593,370	(122,014)
Orbitz Worldwide, Inc.	938,463	10,939,176	(221,928)
Pall Corp.	90,079	11,197,692	12,640
PartnerRe Ltd.	15,548	2,034,265	(36,347)
Pepco Holdings, Inc.	839,233	22,823,478	(214,541)
Polypore International, Inc.	256,324	15,217,728	130,953
Reynolds American, Inc.	763	34,245	22,721
Rosetta Resources, Inc.	445,545	10,648,999	(339,087)
RTI International Metals, Inc.	151,711	5,636,688	(854,757)
Sigma-Aldrich Corp.	208,481	28,378,347	673,480
Square 1 Financial, Inc.	80,253	2,080,034	114,885
Standard Pacific Corp.	120,947	1,085,022	(7,384)
Susquehanna Bancshares, Inc.	1,176,290	15,563,271	1,045,943
Time Warner Cable, Inc.	56,249	8,657,174	1,364,711
Tornier NV	4,584	114,983	(429)
UIL Holdings Corp.	12,814	649,563	(62,426)

			(329,354)

Total Common Stocks			(550,005)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Rights

United States
Furiex Pharmaceuticals, Inc.	44,784	$447,840	$(7,928)

Total of Long Equity Positions and Rights			(557,933)

Short Positions

Common Stocks
Canada
Mitel Networks Corp.	(142,407)	(1,382,244)	124,790

Finland
Nokia OYJ	(294,483)	(2,272,898)	255,690

Israel
Teva Pharmaceutical Industries Ltd.	(15,122)	(919,439)	25,729

Singapore
Avago Technologies Ltd.	(80,522)	(11,378,568)	674,779

United States
Alcoa, Inc.	(432,699)	(5,763,919)	939,325
Ascena Retail Group, Inc.	(172,764)	(2,728,136)	(149,248)
AT&T, Inc.	(447,075)	(15,163,562)	(716,542)
BB&T Corp.	(297,160)	(11,174,577)	(803,943)
Charter Communications, Inc.	(28,143)	(4,947,843)	128,355

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cyberonics, Inc.	(7,009)	$(475,705)	$58,949
Dollar Tree, Inc.	(98,195)	(7,560,233)	(196,190)
Endurance Specialty Holdings Ltd.	(48,297)	(3,080,326)	(92,787)
Halliburton Co.	(404,692)	(18,587,904)	1,157,820
Iron Mountain, Inc.	(19,116)	(604,884)	12,288
M&T Bank Corp.	(213,609)	(25,308,394)	(1,377,778)
Monsanto Co.	(1,399)	(159,083)	9,964
NextEra Energy, Inc.	(98,344)	(10,381,034)	740,372
Noble Energy, Inc.	(236,715)	(10,535,560)	432,564
NXP Semiconductors NV	(216,288)	(22,226,792)	987,311
PacWest Bancorp	(48,128)	(2,170,494)	(79,972)
Rock-Tenn Co.	(109,153)	(7,153,831)	582,821
Ryland Group, Inc./The	(23,953)	(1,112,511)	1,810
Staples, Inc.	(292,586)	(4,802,486)	322,994
STERIS Corp.	(52,129)	(3,145,985)	(213,208)
Sterling Bancorp/DE	(264,094)	(3,592,190)	(289,992)
Wright Medical Group, Inc.	(4,460)	(116,980)	(139)

			1,454,774

Total of Short Equity Positions			2,535,762

Total of Long and Short Equity Positions and Rights			$1,977,829

Written Options

Call Options Written

NUMBER OF CONTRACTS	ISSUER	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
(1,600)	Perrigo Co. PLC (Exercise price $180)	August 21, 2015	$(28,960)	$(20,480)	$8,480
(1,600)	Perrigo Co. PLC (Exercise price $185)	August 21, 2015	(24,800)	(17,440)	7,360
(1,600)	Perrigo Co. PLC (Exercise price $175)	August 21, 2015	(33,760)	(24,800)	8,960

Total of Written Options					24,800

Total of Long and Short Equity Positions, Rights and Written Options					2,002,629

Net Cash and Other Receivables/ (Payables) (b)					4,791,247

Swaps, at Value					$6,793,876

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	19-24 months maturity ranging from 12/01/2016 -01/12/2017	$(366,746)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Alamos Gold, Inc.	51,622	$335,089	$(42,881)

Colombia
Pacific Rubiales Energy Corp.	755,343	3,603,475	(755,064)

Total of Long Equity Positions			(797,945)

Short Positions

Common Stocks
Canada
AuRico Gold, Inc.	(103,131)	(348,866)	54,088

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Canada (continued)
Royal Bank of Canada	(96,585)	$(5,971,250)	$64,795

			118,883

Total of Short Equity Positions			118,883

Total of Long and Short Equity Positions			(679,062)

Net Cash and Other Receivables/ (Payables) (b)			312,316

Swaps, at Value			$(366,746)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	1-3 months maturity 07/14/2015	$689,993

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	622	$274,949	$(21,159)

Short Positions

Common Stocks
Switzerland
Holcim Ltd.	(102,825)	(8,306,789)	719,790

Total of Long and Short Equity Positions			698,631

Net Cash and Other Receivables/ (Payables) (b)			(8,638)

Swaps, at Value			$689,993

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	25 months maturity 10/14/2015	$1,969,143

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Tokyo Electron Ltd.	43,555	$2,311,307	$456,922

Net Cash and Other Receivables/ (Payables) (b)			1,512,221

Swaps, at Value			$1,969,143

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	4-25 months maturity ranging from 07/23/2015 -07/24/2015	$9,603,157

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
Allegion PLC	6,702	$410,689	$(7,631)
Medtronic PLC	98,136	7,448,151	(176,273)

			(183,904)

Puerto Rico
Popular, Inc.	64,462	2,051,393	(191,019)

Singapore
Avago Technologies Ltd.	18,189	2,381,421	36,442

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Singapore (continued)
Flextronics International Ltd.	1,309,285	$14,912,213	$(104,200)

			(67,758)

Sweden
Autoliv, Inc.	17,044	1,696,730	293,157

Switzerland
ACE Ltd.	3,153	335,132	(14,535)
Allied World Assurance Co. Holdings AG	66,378	2,575,488	293,370

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland (continued)
TE Connectivity Ltd.	128,995	$8,355,458	$(61,080)
Transocean Ltd.	251,627	3,927,857	128,371
Weatherford International PLC	387,353	4,828,796	(75,975)

			270,151

United Kingdom
Aon PLC	49,798	4,727,420	236,444
Delphi Automotive PLC	157,460	11,915,490	1,482,782
International Game Technology PLC	148,493	2,839,968	(202,732)
Michael Kors Holdings Ltd.	18,136	794,045	(30,701)
Willis Group Holdings PLC	26,612	1,199,107	48,996

			1,534,789

United States
3M Co.	6,649	1,034,613	(8,672)
Abbott Laboratories	186,547	8,835,572	320,155
AbbVie, Inc.	53,732	3,361,858	248,395
Activision Blizzard, Inc.	256,567	6,193,469	18,018
Acuity Brands, Inc.	7,423	1,266,169	69,823
Acxiom Corp.	45,165	876,906	(82,905)
Adobe Systems, Inc.	56,764	4,308,172	290,280
Advanced Micro Devices, Inc.	321,055	865,257	(94,725)
AECOM	56,715	1,742,241	133,891
Aetna, Inc.	128,878	12,688,651	3,738,139
Aflac, Inc.	17,824	1,112,354	(3,702)
Agilent Technologies, Inc.	135,687	5,565,830	(331,025)
AGL Resources, Inc.	5,154	251,274	(11,304)
Air Lease Corp.	11,915	424,866	(20,947)
Air Products & Chemicals, Inc.	11,021	1,567,096	(59,092)
Akamai Technologies, Inc.	47,364	3,269,442	37,513
Alaska Air Group, Inc.	66,056	3,849,456	406,532
Alcoa, Inc.	108,674	1,519,734	(308,019)
Alere, Inc.	27,337	1,107,729	334,298
Alleghany Corp.	944	453,196	(10,687)
Alliant Energy Corp.	26,727	1,610,194	(67,512)
Allison Transmission Holdings, Inc.	8,126	254,236	(16,469)
Allstate Corp./The	137,003	9,208,825	(321,441)
Alnylam Pharmaceuticals, Inc.	8,470	780,418	234,881
Amdocs Ltd.	127,356	6,538,755	413,609
AMERCO	6,525	1,938,969	194,119
Ameren Corp.	44,402	1,822,764	(149,696)
American Electric Power Co., Inc.	170,381	9,538,241	(513,159)
American Financial Group, Inc./OH	57,633	3,514,331	234,120

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American International Group, Inc.	27,693	$1,540,226	$171,755
Ameriprise Financial, Inc.	28,923	3,774,994	(161,644)
AmerisourceBergen Corp.	111,575	12,065,781	(200,896)
Amgen, Inc.	94,160	14,893,548	(438,105)
Anadarko Petroleum Corp.	141,172	11,998,358	(978,472)
ANN, Inc.	21,183	850,852	172,075
Anthem, Inc.	71,384	9,750,445	1,966,525
AO Smith Corp.	52,661	2,907,748	882,791
Apache Corp.	11,073	710,387	(72,250)
Apollo Education Group, Inc.	99,367	2,359,638	(1,079,791)
Applied Materials, Inc.	200,330	3,874,703	(24,360)
Aramark	1,508	47,433	(731)
Archer-Daniels-Midland Co.	316,834	16,216,356	(938,620)
Arrow Electronics, Inc.	43,354	2,522,822	(103,669)
Arthur J Gallagher & Co.	34,100	1,635,777	(22,847)
Artisan Partners Asset Management, Inc.	9,083	415,392	6,604
Ashland, Inc.	47,431	5,960,798	(178,959)
Aspen Insurance Holdings Ltd.	26,193	1,215,967	38,678
Associated Banc-Corp.	5,741	110,488	5,882
Assurant, Inc.	114,335	7,772,205	(111,760)
Atmel Corp.	397,614	3,174,937	743,549
Atmos Energy Corp.	10,700	575,827	(27,131)
Autodesk, Inc.	74,681	4,534,041	(794,390)
Automatic Data Processing, Inc.	16,222	1,354,898	(53,407)
AutoNation, Inc.	9,740	612,433	992
Avery Dennison Corp.	20,761	1,285,347	(20,172)
Avnet, Inc.	74,144	3,246,687	(198,627)
Ball Corp.	9,604	624,069	49,652
Bank of America Corp.	298,444	4,919,423	160,094
Becton Dickinson and Co.	6,359	923,757	(23,005)
Bemis Co., Inc.	9,724	445,670	(7,993)
Best Buy Co., Inc.	149,644	5,470,638	(590,747)
Big Lots, Inc.	101,210	4,689,705	(136,267)
Biogen, Inc.	17,078	5,736,805	1,161,682
Booz Allen Hamilton Holding Corp.	100,647	2,740,627	(200,296)
Boston Scientific Corp.	599,166	10,464,813	140,425
Bristol-Myers Squibb Co.	40,809	2,779,459	(64,028)
Broadridge Financial Solutions, Inc.	60,187	2,841,527	168,425
Brocade Communications Systems, Inc.	1,361,136	15,952,211	218,085
Brown & Brown, Inc.	10,400	335,712	6,032

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bunge Ltd.	89,181	$7,689,788	$140,303
CA, Inc.	201,425	6,261,092	(361,354)
Cabot Corp.	42,408	1,893,212	(311,818)
California Resources Corp.	310,484	2,293,001	(417,678)
Cameron International Corp.	115,955	5,366,306	706,257
Capital One Financial Corp.	87,401	7,144,487	544,179
Cardinal Health, Inc.	78,339	6,375,732	177,325
Career Education Corp.	18,486	107,034	(46,030)
Carlisle Cos., Inc.	27,483	2,569,089	182,509
Carnival Corp.	214,726	10,114,361	490,956
Carter’s, Inc.	31,459	3,213,703	130,389
CBOE Holdings, Inc.	21,181	1,270,108	(58,131)
CBS Corp.	45,541	2,720,830	(193,305)
CDW Corp.	51,126	1,819,645	(67,046)
CEB, Inc.	12,767	1,074,506	36,989
Celgene Corp.	1,611	185,495	954
Centene Corp.	12,419	785,968	212,519
CenterPoint Energy, Inc.	71,442	1,465,669	(106,127)
CenturyLink, Inc.	50,469	1,562,469	(79,690)
CF Industries Holdings, Inc.	145,096	8,146,211	1,180,559
Charles River Laboratories International, Inc.	52,413	3,491,959	194,772
Charter Communications, Inc.	30,262	5,424,398	(242,030)
Chico’s FAS, Inc.	231,487	3,774,479	75,150
Cinemark Holdings, Inc.	52,143	1,969,499	125,086
Cintas Corp.	42,070	3,146,103	412,598
Cisco Systems, Inc.	431,716	12,034,692	(179,771)
Citigroup, Inc.	137,100	7,458,664	114,740
Citrix Systems, Inc.	117,763	7,571,480	690,772
Cleco Corp.	16,623	890,870	4,279
Cliffs Natural Resources, Inc.	460,043	2,284,725	(292,739)
Coca-Cola Enterprises, Inc.	80,001	3,528,237	(52,994)
Commercial Metals Co.	158,100	2,676,267	(134,019)
Computer Sciences Corp.	168,133	10,780,926	255,324
ConAgra Foods, Inc.	23,490	936,521	90,461
ConocoPhillips	79,331	5,629,390	(757,673)
Consolidated Edison, Inc.	98,699	6,010,482	(297,784)
Convergys Corp.	21,239	448,143	93,239
Con-way, Inc.	11,254	541,584	(109,768)
Copart, Inc.	19,547	682,201	11,327
CoreLogic, Inc.	52,700	1,764,923	326,740
Corning, Inc.	340,591	7,266,920	(547,060)
Costco Wholesale Corp.	14,575	2,034,018	(65,518)
CR Bard, Inc.	32,821	5,619,466	(16,921)
Crane Co.	56,555	3,476,620	(155,144)
Crown Holdings, Inc.	74,703	3,705,703	246,832

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CSX Corp.	473,205	$16,293,290	$(843,147)
Cummins, Inc.	15,326	2,202,343	(191,725)
CVS Health Corp.	91,669	8,662,991	951,254
Cytec Industries, Inc.	38,442	1,887,476	439,418
Deckers Outdoor Corp.	35,034	2,524,771	(3,374)
Delta Air Lines, Inc.	62,926	2,650,499	(65,499)
Deluxe Corp.	6,783	434,319	(13,773)
Devon Energy Corp.	155,053	9,451,610	(227,507)
Dick’s Sporting Goods, Inc.	91,720	5,018,080	(269,735)
Dillard’s, Inc.	57,620	6,943,886	(882,838)
Discover Financial Services	130,481	8,022,239	(503,924)
DISH Network Corp.	157,460	11,688,973	(1,027,356)
Dollar General Corp.	71,389	4,789,372	760,409
Dollar Tree, Inc.	68,053	5,085,014	290,493
Domino’s Pizza, Inc.	54,443	5,090,328	1,083,508
Dow Chemical Co./The	307,397	15,501,708	227,797
DR Horton, Inc.	148,663	3,726,807	340,613
Dr Pepper Snapple Group, Inc.	61,314	4,521,951	(52,160)
DST Systems, Inc.	51,074	5,463,624	970,678
DTE Energy Co.	73,434	5,770,811	(289,697)
East West Bancorp, Inc.	8,793	325,957	68,146
eBay, Inc.	128,721	7,081,327	672,826
EchoStar Corp.	18,688	962,621	(52,889)
Edison International	125,890	7,594,774	(597,808)
Edwards Lifesciences Corp.	117,183	15,967,200	723,175
EI du Pont de Nemours & Co.	6,345	407,465	(1,702)
Electronic Arts, Inc.	218,413	11,044,017	3,480,448
EMC Corp./MA	48,079	1,368,815	(100,010)
Emerson Electric Co.	29,385	1,798,700	(169,889)
Endurance Specialty Holdings Ltd.	8,833	555,044	25,284
Energen Corp.	37,146	2,473,380	63,692
Energizer Holdings, Inc.	14,789	1,889,199	56,294
Entergy Corp.	98,757	7,876,137	(913,769)
EOG Resources, Inc.	6,355	632,704	(76,324)
EP Energy Corp.	136,078	1,664,257	68,016
Equifax, Inc.	15,587	1,315,066	198,276
Estee Lauder Cos., Inc./The	6,400	476,969	77,655
Everest Re Group Ltd.	28,656	5,052,650	163,029
Expedia, Inc.	54,400	4,631,384	1,317,256
Fair Isaac Corp.	14,081	1,119,297	158,976
Fairchild Semiconductor International, Inc.	107,731	1,906,021	(33,656)
FedEx Corp.	22,000	3,861,660	(112,860)
Fidelity National Information Services, Inc.	68,760	4,177,139	72,229
Fifth Third Bancorp	46,730	950,956	21,963
FireEye, Inc.	103,614	4,781,288	286,473

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
First Solar, Inc.	66,625	$3,431,528	$(301,486)
FirstEnergy Corp.	156,034	5,391,280	(312,373)
Fiserv, Inc.	39,295	2,781,817	472,987
FleetCor Technologies, Inc.	19,013	2,966,979	190
Fluor Corp.	15,558	904,882	(80,152)
Foot Locker, Inc.	90,477	5,115,190	947,674
Fortinet, Inc.	58,960	1,769,537	667,280
Fulton Financial Corp.	40,899	500,686	33,455
GameStop Corp.	92,674	3,655,279	325,996
Gannett Co., Inc.	49,188	–	688,140
Gap, Inc./The	125,062	5,026,028	(252,411)
Gartner, Inc.	23,100	1,960,959	20,559
General Dynamics Corp.	153,607	21,430,564	334,012
General Electric Co.	92,214	2,453,336	(3,210)
General Motors Co.	109,422	3,780,308	(133,272)
Genpact Ltd.	56,694	1,212,994	(3,711)
Genworth Financial, Inc.	6,050	43,793	2,006
Gilead Sciences, Inc.	61,367	6,133,871	1,050,977
GNC Holdings, Inc.	20,298	909,797	(6,942)
Goldman Sachs Group, Inc./The	89,178	17,622,471	997,003
Goodyear Tire & Rubber Co./The	105,727	2,983,442	204,227
Google, Inc.	2,906	1,602,562	(33,205)
Graham Holdings Co.	5,835	5,450,629	822,287
Great Plains Energy, Inc.	16,294	410,252	(16,589)
Groupon, Inc.	542,155	3,833,893	(1,106,853)
Guess?, Inc.	62,671	1,285,429	(84,026)
H&R Block, Inc.	90,835	2,986,726	(293,469)
Hanover Insurance Group, Inc./The	31,632	2,258,902	82,815
Harman International Industries, Inc.	91,596	11,536,584	(642,156)
Harsco Corp.	64,518	1,255,481	(190,934)
Hartford Financial Services Group, Inc./The	47,299	1,960,288	5,931
Hasbro, Inc.	23,871	1,768,345	16,967
HCA Holdings, Inc.	127,580	9,088,821	2,485,236
HCC Insurance Holdings, Inc.	15,508	838,462	353,172
HD Supply Holdings, Inc.	153,494	4,705,455	694,464
Health Net, Inc./CA	214,609	11,504,620	2,256,109
Helix Energy Solutions Group, Inc.	203,932	3,804,639	(1,228,978)
Hess Corp.	78,185	6,055,519	(826,506)
Hewlett-Packard Co.	872,127	30,151,160	(3,978,629)
Hill-Rom Holdings, Inc.	34,876	1,616,983	277,830
Hilton Worldwide Holdings, Inc.	168,395	4,800,573	(161,290)
HNI Corp.	2,141	113,923	(4,411)
Home Depot, Inc./The	60,633	6,166,134	572,011
Honeywell International, Inc.	8,683	855,719	29,687
Hormel Foods Corp.	17,941	1,019,958	(8,623)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hubbell, Inc.	11,510	$1,267,677	$(21,374)
Humana, Inc.	74,055	10,548,452	3,616,789
Huntington Bancshares, Inc./OH	138,641	1,560,748	7,282
Huntington Ingalls Industries, Inc.	67,976	8,068,985	(415,567)
Hyatt Hotels Corp.	11,782	690,217	(22,295)
IAC/InterActiveCorp.	108,652	7,309,519	1,345,699
IDACORP, Inc.	1,031	58,788	(907)
IDEX Corp.	2,611	202,849	2,324
IHS, Inc.	670	82,885	3,298
Illinois Tool Works, Inc.	10,313	951,917	(5,287)
Informatica Corp.	7,237	350,738	40
Ingersoll-Rand PLC	82,811	5,284,774	298,343
Ingram Micro, Inc.	160,150	4,332,596	(324,041)
Ingredion, Inc.	23,822	1,948,620	(47,386)
Integrated Device Technology, Inc.	354,701	6,844,509	852,503
Intel Corp.	209,424	7,116,558	(746,927)
Intercontinental Exchange, Inc.	1,790	420,543	(20,281)
Interpublic Group of Cos., Inc./The	231,333	4,723,962	(266,175)
Intersil Corp.	125,569	1,660,058	(89,190)
Intuit, Inc.	26,049	2,477,178	147,779
Invesco Ltd.	134,315	5,324,678	(289,209)
Itron, Inc.	2,743	105,263	(10,794)
ITT Corp.	148,151	6,442,248	(243,610)
Jabil Circuit, Inc.	546,617	11,700,807	(63,331)
Jack Henry & Associates, Inc.	1,628	100,317	5,014
JC Penney Co., Inc.	15,144	132,200	(3,930)
JDS Uniphase Corp.	8,417	110,126	(12,657)
John Wiley & Sons, Inc.	22,503	1,305,780	(82,292)
Johnson & Johnson	13,896	1,485,204	(130,900)
Johnson Controls, Inc.	127,247	6,407,721	(105,177)
JPMorgan Chase & Co.	144,196	9,028,543	742,178
Juniper Networks, Inc.	115,084	2,660,629	328,102
KAR Auction Services, Inc.	10,147	368,328	11,169
Kate Spade & Co.	25,789	669,961	(114,466)
KBR, Inc.	378,535	6,608,931	764,930
Kemper Corp.	3,503	126,254	8,787
KeyCorp	284,962	3,991,854	288,275
Keysight Technologies, Inc.	41,186	1,376,852	(92,260)
Kimberly-Clark Corp.	48,681	5,381,195	(222,470)
Kosmos Energy Ltd.	17,113	144,776	(513)
Kroger Co./The	138,475	10,437,673	(396,851)
L Brands, Inc.	49,131	4,480,740	(268,740)
L-3 Communications Holdings, Inc.	63,731	7,804,870	(579,049)
Lear Corp.	73,120	7,181,601	1,026,850
Leidos Holdings, Inc.	50,098	2,137,696	(115,240)
Lennox International, Inc.	2,300	217,005	30,682

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Lexmark International, Inc.	13,239	$585,053	$111
Liberty Broadband Corp.	6,305	339,473	(16,909)
Liberty Interactive Corp. QVC Group	54,017	1,572,610	(73,639)
Liberty TripAdvisor Holdings, Inc.	19,584	614,615	16,382
Lincoln Electric Holdings, Inc.	18,801	1,249,660	(104,867)
Live Nation Entertainment, Inc.	106,464	2,820,553	106,142
Lockheed Martin Corp.	53,099	10,106,106	(235,002)
Loews Corp.	18,478	782,297	(70,709)
Lowe’s Cos., Inc.	168,281	11,001,624	268,155
LyondellBasell Industries NV	152,925	13,701,721	2,129,075
Macy’s, Inc.	101,755	6,642,036	223,374
Madison Square Garden Co./The	8,600	636,389	81,625
Mallinckrodt PLC	39,436	4,888,919	(246,513)
ManpowerGroup, Inc.	85,115	6,101,833	1,505,745
Marathon Oil Corp.	310,523	9,220,869	(979,589)
Marathon Petroleum Corp.	405,327	20,109,246	1,093,409
Marvell Technology Group Ltd.	774,591	10,995,928	(782,946)
Masco Corp.	328,572	8,606,992	156,023
Maxim Integrated Products, Inc.	86,372	2,914,813	71,499
McDonald’s Corp.	34,429	3,332,810	(59,645)
McGraw Hill Financial, Inc.	29,200	2,699,248	233,892
McKesson Corp.	64,030	13,924,331	470,253
Mead Johnson Nutrition Co.	22,120	2,039,125	(43,459)
Medivation, Inc.	75,530	8,729,255	(103,729)
Merck & Co., Inc.	323,860	18,862,026	(424,676)
MetLife, Inc.	66,196	3,440,661	265,653
Michaels Cos., Inc./The	9,970	278,209	(9,916)
Micron Technology, Inc.	170,704	4,989,096	(1,773,032)
Microsoft Corp.	331,188	14,563,481	58,469
Mohawk Industries, Inc.	31,048	5,551,291	375,772
Molson Coors Brewing Co.	10,100	752,437	(47,356)
Mondelez International, Inc.	239,213	9,057,011	784,212
Monster Beverage Corp.	70,495	8,219,542	1,228,198
Mosaic Co./The	81,809	3,784,386	48,365
Motorola Solutions, Inc.	54,000	3,254,863	(158,503)
MSCI, Inc.	2,684	161,463	3,738
Murphy USA, Inc.	77,034	4,950,675	(650,637)
Myriad Genetics, Inc.	8,400	285,138	378
Nabors Industries Ltd.	607,353	8,651,459	112,644
NASDAQ OMX Group, Inc./The	4,810	242,853	(8,077)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Navient Corp.	366,526	$7,612,761	$(938,323)
NetApp, Inc.	242,475	9,346,107	(1,693,596)
New York Times Co./The	18,086	230,932	15,942
Newell Rubbermaid, Inc.	62,911	2,263,981	322,291
Newfield Exploration Co.	310,515	9,105,119	2,110,683
News Corp.	185,552	2,863,308	(156,105)
NIKE, Inc.	73,503	7,194,429	745,365
NiSource, Inc.	7,400	306,138	31,228
Norfolk Southern Corp.	33,518	3,589,952	(661,820)
Northrop Grumman Corp.	104,409	15,425,533	1,136,866
NorthStar Asset Management Group, Inc.	103,291	2,165,213	(255,363)
Norwegian Cruise Line Holdings Ltd.	17,767	990,878	4,785
NVR, Inc.	217	270,953	19,827
Occidental Petroleum Corp.	52,320	3,996,621	72,305
Ocwen Financial Corp.	42,609	354,909	79,703
Oil States International, Inc.	98,181	4,664,174	(1,008,895)
Old Dominion Freight Line, Inc.	29,300	2,327,669	(317,543)
Omnicom Group, Inc.	34,616	2,560,510	(155,044)
ON Semiconductor Corp.	224,594	2,054,539	570,965
Oracle Corp.	147,090	6,174,302	(246,575)
Orbital ATK, Inc.	68,540	5,133,769	(105,675)
Owens-Illinois, Inc.	164,814	4,277,263	(496,430)
PACCAR, Inc.	15,801	1,042,789	(34,527)
Packaging Corp. of America	52,886	3,713,845	(408,999)
Parker-Hannifin Corp.	10,877	1,442,617	(177,295)
PepsiCo, Inc.	53,582	5,102,127	(100,783)
Pfizer, Inc.	411,841	13,121,292	687,736
PG&E Corp.	107,390	5,638,631	(365,782)
Phillips 66	124,349	9,802,716	214,839
Pilgrim’s Pride Corp.	251,903	7,271,847	(1,485,635)
Pinnacle Foods, Inc.	27,275	1,160,236	81,868
Pinnacle West Capital Corp.	44,556	2,661,421	(126,630)
PNC Financial Services Group, Inc./The	83,285	7,565,202	401,009
PNM Resources, Inc.	34,000	973,080	(136,680)
Polycom, Inc.	317,835	4,149,222	(513,190)
PPG Industries, Inc.	90,953	10,033,163	400,965
ProAssurance Corp.	10,100	463,590	3,131
Procter & Gamble Co./The	143,607	11,494,716	(258,904)
Prudential Financial, Inc.	56,445	4,880,204	59,862
PTC, Inc.	63,185	2,394,565	197,284
Public Service Enterprise Group, Inc.	181,871	7,498,030	(354,137)
PulteGroup, Inc.	339,096	7,301,138	(468,353)
PVH Corp.	15,999	1,909,555	(66,470)
Quanta Services, Inc.	23,678	699,904	(17,504)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Quintiles Transnational Holdings, Inc.	5,716	$400,762	$14,276
Rackspace Hosting, Inc.	59,554	2,736,103	(521,290)
Ralph Lauren Corp.	13,227	1,789,162	(38,436)
Rayonier Advanced Materials, Inc.	4,409	68,702	2,989
Raytheon Co.	65,321	6,888,688	(638,775)
Red Hat, Inc.	4,988	379,035	(296)
Regal Beloit Corp.	10,434	797,662	(40,258)
Regions Financial Corp.	126,057	1,283,260	22,690
Reinsurance Group of America, Inc.	36,984	3,222,988	285,684
Reliance Steel & Aluminum Co.	58,900	3,793,794	(231,522)
Republic Services, Inc.	42,271	1,688,564	(32,809)
Rite Aid Corp.	167,408	942,507	455,350
Robert Half International, Inc.	5,683	326,090	(10,684)
Rock-Tenn Co.	38,250	2,392,176	(89,526)
Rockwell Automation, Inc.	6,912	824,678	36,834
Ross Stores, Inc.	165,849	8,015,792	46,128
Rovi Corp.	43,274	952,291	(262,071)
Royal Caribbean Cruises Ltd.	65,550	5,261,606	(103,477)
RPM International, Inc.	21,600	1,030,752	27,000
Ryder System, Inc.	44,700	4,161,123	(255,684)
SandRidge Energy, Inc.	1,263,054	1,498,302	(390,604)
Santander Consumer USA Holdings, Inc.	234	6,021	(37)
SeaWorld Entertainment, Inc.	80,776	1,457,263	32,247
SEI Investments Co.	88,095	3,597,234	722,064
Sempra Energy	38,537	4,103,113	(290,262)
Sensient Technologies Corp.	3,434	234,911	(232)
Signature Bank	1,471	215,483	(143)
Signet Jewelers Ltd.	3,407	433,443	3,470
Skyworks Solutions, Inc.	66,666	4,929,044	2,010,886
SM Energy Co.	103,562	4,357,577	418,702
Snap-on, Inc.	13,400	1,829,100	304,850
Sonoco Products Co.	8,114	364,734	(16,968)
Southwest Airlines Co.	273,803	10,501,490	(1,441,348)
Spirit AeroSystems Holdings, Inc.	141,503	6,935,647	862,583
SPX Corp.	33,233	2,643,548	(237,811)
St Jude Medical, Inc.	14,290	1,053,013	(8,843)
StanCorp Financial Group, Inc.	460	35,258	(477)
Staples, Inc.	443,075	7,191,976	(408,498)
Starbucks Corp.	47,665	2,024,606	530,953
Starwood Hotels & Resorts Worldwide, Inc.	82,146	6,787,058	(125,839)
State Street Corp.	3,367	258,761	498
Steel Dynamics, Inc.	241,086	5,228,539	(234,443)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Stifel Financial Corp.	1,053	$56,275	$4,525
Stryker Corp.	10,369	977,210	13,755
SunTrust Banks, Inc.	96,679	3,933,797	225,333
Superior Energy Services, Inc.	523,134	11,842,101	(835,361)
SUPERVALU, Inc.	401,371	3,852,004	(604,912)
Symantec Corp.	255,033	6,381,565	(452,047)
Synopsys, Inc.	60,461	2,744,822	317,528
Tableau Software, Inc.	11,745	1,343,525	10,673
Target Corp.	43,088	3,496,382	20,891
Tech Data Corp.	45,320	2,827,789	(219,170)
TEGNA, Inc.	98,376	3,501,456	(346,538)
Teleflex, Inc.	11,928	1,441,835	173,812
Telephone & Data Systems, Inc.	65,745	1,721,500	211,403
Teradyne, Inc.	50,801	985,550	(5,598)
Terex Corp.	74,745	1,904,796	(166,974)
Textron, Inc.	96,494	4,344,435	(37,908)
Thermo Fisher Scientific, Inc.	39,159	5,080,171	1,101
Thomson Reuters Corp.	20,514	791,671	(10,703)
Time Warner, Inc.	83,300	6,798,782	482,471
Time, Inc.	26,550	594,712	16,203
Timken Co./The	131,163	5,573,480	(776,849)
TJX Cos., Inc./The	131,315	8,750,137	(61,023)
Toll Brothers, Inc.	85,499	3,162,971	102,236
Torchmark Corp.	18,299	1,018,631	46,737
Toro Co./The	7,742	514,248	10,504
Total System Services, Inc.	30,948	1,022,095	270,603
Towers Watson & Co.	12,414	1,419,203	142,478
Travelers Cos., Inc./The	79,212	8,147,669	(491,037)
Twitter, Inc.	58,511	2,987,039	(867,771)
Tyco International PLC	221,876	9,214,807	(677,019)
Tyler Technologies, Inc.	10,302	1,296,900	35,973
UGI Corp.	50,798	1,877,872	(127,881)
Ulta Salon Cosmetics & Fragrance, Inc.	7,947	1,206,119	21,295
Union Pacific Corp.	115,487	12,775,344	(1,761,349)
Unit Corp.	27,300	1,202,823	(462,448)
United Continental Holdings, Inc.	231,873	14,130,836	(1,839,248)
United States Steel Corp.	268,162	8,250,505	(2,721,004)
United Therapeutics Corp.	22,834	3,363,869	608,105
UnitedHealth Group, Inc.	51,891	6,218,774	111,928
Universal Health Services, Inc.	57,152	6,518,087	1,603,212
Unum Group	166,610	5,705,200	251,107
US Bancorp/MN	143,957	6,311,600	(63,866)
Valero Energy Corp.	379,127	21,078,981	2,654,370
Validus Holdings Ltd.	15,500	663,310	18,535
Valmont Industries, Inc.	3,343	429,621	(32,239)
Vectren Corp.	15,350	649,211	(58,543)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Verizon Communications, Inc.	80,189	$3,980,455	$(242,846)
Vertex Pharmaceuticals, Inc.	104,273	11,898,551	977,079
VF Corp.	60,031	4,286,331	(99,769)
Viacom, Inc.	38,647	2,778,443	(280,301)
Vishay Intertechnology, Inc.	7,647	98,142	(8,825)
Vista Outdoor, Inc.	3,234	96,981	48,226
Visteon Corp.	11,205	1,149,301	27,000
Voya Financial, Inc.	37,105	1,604,561	119,708
WABCO Holdings, Inc.	35,471	3,762,997	625,475
Walgreens Boots Alliance, Inc.	42,365	3,341,922	235,378
Wal-Mart Stores, Inc.	22,350	1,622,093	(36,807)
Washington Federal, Inc.	4,978	117,798	(1,562)
Waste Management, Inc.	95,190	4,824,034	(411,977)
Wells Fargo & Co.	251,922	13,902,303	265,791
Western Digital Corp.	137,014	13,700,755	(2,956,117)
Western Refining, Inc.	84,105	3,822,897	(154,237)
Westlake Chemical Corp.	37,709	2,430,949	155,512
Whirlpool Corp.	70,696	13,370,999	(1,137,056)
WhiteWave Foods Co./The	48,471	2,261,926	107,337
Whiting Petroleum Corp.	64,732	2,067,957	107,038
Williams-Sonoma, Inc.	15,277	1,114,937	141,902
Worthington Industries, Inc.	72,664	2,557,697	(373,418)
WPX Energy, Inc.	584,616	7,829,533	(650,448)
Wyndham Worldwide Corp.	28,965	2,411,799	(39,275)
Xcel Energy, Inc.	8,265	267,762	(1,794)
Xerox Corp.	788,996	9,956,193	(1,561,275)
Xilinx, Inc.	15,937	704,868	(1,090)
Yahoo!, Inc.	273,691	12,400,771	(1,647,452)
Yum! Brands, Inc.	41,309	3,503,105	218,009
Zimmer Biomet Holdings, Inc.	11,300	1,243,904	(9,605)
Zoetis, Inc.	197,486	9,106,008	416,767
zulily, Inc.	32,825	433,654	(5,616)
Zynga, Inc.	69,903	203,103	(3,181)

			9,645,374

Total of Long Equity Positions			11,300,790

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(141,121)	(8,215,208)	(999,994)
Restaurant Brands International, Inc.	(107,273)	(4,149,316)	50,415

			(949,579)

Ireland
Accenture PLC	(21,570)	(2,005,653)	(81,891)
Alkermes PLC	(33,580)	(2,280,495)	119,958

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Ireland (continued)
Endo International PLC	(121,568)	$(8,999,711)	$(683,180)
Seagate Technology PLC	(148,369)	(8,608,678)	1,561,150

			916,037

Netherlands
Chicago Bridge & Iron Co. NV	(53,813)	(2,133,175)	(559,628)
Core Laboratories NV	(114,478)	(13,055,080)	9
Frank’s International NV	(33,544)	(617,329)	(14,640)
QIAGEN NV	(14,688)	(376,678)	12,563
Sensata Technologies Holding NV	(197,476)	(10,179,284)	(235,600)

			(797,296)

Norway
Golar LNG Ltd.	(173,966)	(6,699,834)	(1,441,775)
Seadrill Ltd.	(438,742)	(6,213,223)	1,676,631

			234,856

Panama
Copa Holdings SA	(56,500)	(5,881,903)	1,215,568

Switzerland
Garmin Ltd.	(29,264)	(1,567,714)	282,147

United Kingdom
Ensco PLC	(129,007)	(4,730,518)	1,857,532
Liberty Global PLC	(8,874)	(418,054)	(61,763)
Noble Corp. PLC	(9,866)	(135,608)	(16,230)
Pentair PLC	(10,781)	(694,352)	(46,841)

			1,732,698

United States
Aaron’s, Inc.	(20,615)	(692,642)	(53,827)
Abercrombie & Fitch Co.	(103,071)	(2,661,763)	444,706
ACI Worldwide, Inc.	(134,871)	(2,689,586)	(624,194)
ADT Corp./The	(336,078)	(12,167,292)	885,153
ADTRAN, Inc.	(183,214)	(3,798,035)	820,807
Advance Auto Parts, Inc.	(14,657)	(2,225,385)	(109,329)
AGCO Corp.	(50,053)	(2,378,848)	(463,161)
Airgas, Inc.	(6,793)	(714,317)	(4,246)
Akorn, Inc.	(181,118)	(8,739,576)	831,964
Albemarle Corp.	(86,539)	(5,160,702)	377,692
Alexion Pharmaceuticals, Inc.	(46,728)	(8,403,839)	(43,181)
Align Technology, Inc.	(85,719)	(4,895,640)	(479,798)
Allegheny Technologies, Inc.	(246,954)	(7,892,817)	434,806
Allergan PLC	(44,012)	(13,621,257)	265,376
Alliance Data Systems Corp.	(57,940)	(16,425,084)	(489,920)
Allscripts Healthcare Solutions, Inc.	(131,970)	(1,616,298)	(189,052)
Ally Financial, Inc.	(49,317)	(1,093,701)	(12,479)
Altera Corp.	(79,427)	(2,906,255)	(1,160,408)
Amazon.com, Inc.	(3,468)	(1,076,229)	(429,195)
AMC Networks, Inc.	(72,400)	(4,498,466)	(1,427,474)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Airlines Group, Inc.	(66,250)	$(2,674,937)	$29,243
American Eagle Outfitters, Inc.	(49,521)	(692,115)	(160,637)
American Express Co.	(80,716)	(6,450,497)	177,250
AMETEK, Inc.	(46,909)	(2,434,937)	(134,738)
Amphenol Corp.	(91,566)	(4,983,218)	(324,863)
Analog Devices, Inc.	(33,915)	(1,967,638)	(209,196)
ANSYS, Inc.	(10,500)	(853,361)	(104,659)
Antero Resources Corp.	(83,804)	(3,242,396)	364,566
Apple, Inc.	(13,909)	(1,832,173)	87,636
AptarGroup, Inc.	(5,391)	(342,490)	(1,294)
Arch Capital Group Ltd.	(31,119)	(1,797,319)	(286,409)
Armstrong World Industries, Inc.	(7,690)	(415,968)	6,245
ARRIS Group, Inc.	(45,991)	(1,458,937)	51,612
Ascena Retail Group, Inc.	(86,242)	(1,122,791)	(313,569)
Assured Guaranty Ltd.	(133,500)	(3,378,676)	176,011
AT&T, Inc.	(173,195)	(6,043,570)	(108,316)
athenahealth, Inc.	(48,983)	(6,309,594)	697,122
Atwood Oceanics, Inc.	(193,704)	(6,150,570)	1,029,036
AutoZone, Inc.	(6,354)	(4,281,214)	43,731
Avis Budget Group, Inc.	(86,195)	(5,066,149)	1,266,673
Avon Products, Inc.	(49,262)	(369,891)	61,511
Axis Capital Holdings Ltd.	(3,393)	(186,381)	5,296
B/E Aerospace, Inc.	(155,466)	(8,947,203)	412,119
Babcock & Wilcox Co./The	(24,706)	(734,285)	(76,072)
BancorpSouth, Inc.	(75,428)	(1,756,956)	(186,070)
Bank of Hawaii Corp.	(13,100)	(761,810)	(111,698)
BankUnited, Inc.	(32,220)	(977,033)	(180,632)
Baxter International, Inc.	(111,317)	(7,688,838)	(95,560)
BB&T Corp.	(67,589)	(2,705,844)	(18,669)
Bed Bath & Beyond, Inc.	(54,077)	(3,911,733)	181,502
Belden, Inc.	(26,150)	(2,244,453)	120,288
BioMarin Pharmaceutical, Inc.	(41,700)	(3,667,098)	(2,036,628)
Bio-Rad Laboratories, Inc.	(367)	(49,782)	(5,492)
Bio-Techne Corp.	(27,048)	(2,600,524)	(62,893)
Black Hills Corp.	(22,076)	(1,177,249)	213,631
Boeing Co./The	(21,893)	(3,059,397)	22,400
BOK Financial Corp.	(2,479)	(156,268)	(16,220)
BorgWarner, Inc.	(140,053)	(8,354,285)	393,673
Boston Beer Co., Inc./The	(8,229)	(2,127,242)	218,196
Brinker International, Inc.	(3,423)	(198,031)	695
Brookdale Senior Living, Inc.	(294,229)	(10,669,188)	459,442
Brown-Forman Corp.	(38,945)	(3,664,436)	(237,074)
Bruker Corp.	(67,499)	(1,321,952)	(55,703)
Brunswick Corp./DE	(27,459)	(1,345,282)	(51,283)
Cabela’s, Inc.	(198,372)	(10,685,545)	770,913

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cablevision Systems Corp.	(98,601)	$(2,182,630)	$(177,878)
Cabot Oil & Gas Corp.	(290,663)	(9,688,286)	520,775
Cadence Design Systems, Inc.	(429,998)	(8,112,071)	(341,689)
Campbell Soup Co.	(102,369)	(4,677,111)	(200,771)
CarMax, Inc.	(239,793)	(14,203,593)	(1,673,102)
Carpenter Technology Corp.	(86,045)	(3,900,829)	572,609
Caterpillar, Inc.	(14,656)	(1,261,079)	17,957
Cathay General Bancorp	(10,320)	(311,048)	(23,836)
CDK Global, Inc.	(3,718)	(204,339)	3,642
Celanese Corp.	(4,695)	(337,825)	349
Cerner Corp.	(10,580)	(690,535)	(40,120)
CH Robinson Worldwide, Inc.	(122,148)	(8,379,146)	758,332
Charles Schwab Corp./The	(422,100)	(12,496,715)	(1,284,850)
Cheesecake Factory, Inc./The	(19,662)	(965,078)	(107,189)
Cheniere Energy, Inc.	(175,410)	(12,358,075)	209,178
Chesapeake Energy Corp.	(411,100)	(7,398,008)	2,806,021
Chevron Corp.	(17,741)	(1,726,389)	14,915
Chipotle Mexican Grill, Inc.	(6,915)	(4,203,227)	19,722
Chubb Corp./The	(21,684)	(2,129,675)	66,659
Church & Dwight Co., Inc.	(15,873)	(1,279,042)	(8,734)
Ciena Corp.	(679,684)	(11,437,384)	(4,657,533)
Cimarex Energy Co.	(14,291)	(1,608,995)	32,555
Cincinnati Financial Corp.	(47,671)	(2,430,482)	38,351
CIT Group, Inc.	(63,074)	(2,952,366)	20,056
CLARCOR, Inc.	(16,000)	(1,058,902)	63,062
Clean Harbors, Inc.	(59,618)	(3,016,614)	(187,257)
Clorox Co./The	(22,923)	(2,351,883)	(32,567)
CME Group, Inc./IL	(63,161)	(6,036,111)	158,349
CMS Energy Corp.	(43,989)	(1,475,006)	74,396
Coach, Inc.	(293,070)	(10,923,504)	780,352
Cobalt International Energy, Inc.	(166,475)	(1,627,349)	10,876
Coca-Cola Co./The	(143,058)	(5,924,194)	312,029
Cognex Corp.	(35,000)	(1,711,450)	27,950
Cognizant Technology Solutions Corp.	(31,859)	(2,015,473)	69,206
Colfax Corp.	(178,369)	(8,478,936)	247,207
Colgate-Palmolive Co.	(50,400)	(3,379,478)	82,814
Comcast Corp.	(534)	(31,511)	(604)
Comerica, Inc.	(31,052)	(1,442,670)	(150,919)
Commerce Bancshares, Inc./MO	(20,197)	(861,456)	(83,157)
Community Health Systems, Inc.	(67,124)	(3,255,583)	(971,215)
CommVault Systems, Inc.	(44,032)	(2,060,924)	193,527

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Compass Minerals International, Inc.	(11,992)	$(1,080,359)	$95,336
Concho Resources, Inc.	(105,534)	(12,029,118)	13,017
CONSOL Energy, Inc.	(467,762)	(15,647,288)	5,478,142
Constellation Brands, Inc.	(17,661)	(2,078,544)	29,514
Cooper Cos., Inc./The	(13,224)	(2,389,658)	36,182
CoStar Group, Inc.	(28,400)	(5,157,736)	(558,048)
Coty, Inc.	(30,292)	(616,578)	(351,858)
Covanta Holding Corp.	(67,427)	(1,641,495)	212,717
Cree, Inc.	(279,767)	(9,824,495)	2,542,160
CST Brands, Inc.	(2,940)	(118,698)	3,862
Cullen/Frost Bankers, Inc.	(47,849)	(3,449,209)	(310,765)
CVR Energy, Inc.	(28,410)	(1,308,341)	238,989
Cypress Semiconductor Corp	(388,473)	(5,012,955)	444,513
Dana Holding Corp.	(51,257)	(1,088,143)	33,274
Danaher Corp.	(25,180)	(2,190,884)	35,727
Darden Restaurants, Inc.	(36,608)	(2,063,227)	(538,870)
DaVita HealthCare Partners, Inc.	(31,990)	(2,633,747)	91,502
Dean Foods Co.	(173,444)	(3,034,227)	229,637
Deere & Co.	(13,304)	(1,189,549)	(101,604)
Denbury Resources, Inc.	(117,164)	(809,058)	63,895
DENTSPLY International, Inc.	(14,679)	(799,712)	43,009
DeVry Education Group, Inc.	(2,186)	(93,649)	28,113
Diamond Offshore Drilling, Inc.	(6,800)	(187,647)	12,139
Diebold, Inc.	(109,357)	(3,825,651)	(1,844)
Discovery Communications, Inc.	(401,863)	(13,346,753)	(19,211)
Dolby Laboratories, Inc.	(15,190)	(590,973)	(11,766)
Dominion Resources, Inc./VA	(135,262)	(9,432,526)	387,556
Donaldson Co., Inc.	(37,560)	(1,390,695)	46,047
Dover Corp.	(18,050)	(1,340,016)	73,267
DreamWorks Animation SKG, Inc.	(171,783)	(3,913,804)	(617,831)
Dril-Quip, Inc.	(40,727)	(2,979,430)	(85,277)
DSW, Inc.	(29,502)	(1,075,101)	90,619
Dun & Bradstreet Corp./The	(9,528)	(1,197,478)	35,062
Dunkin’ Brands Group, Inc.	(140,381)	(7,112,849)	(608,106)
E*TRADE Financial Corp.	(227,707)	(5,974,860)	(844,964)
Eastman Chemical Co.	(14,794)	(1,102,420)	(108,025)
Ecolab, Inc.	(94,703)	(10,865,602)	157,534
Eli Lilly & Co.	(28,205)	(2,220,979)	(133,856)
Envision Healthcare Holdings Inc	(106,121)	(4,101,058)	(88,599)
EQT Corp.	(23,366)	(2,023,118)	122,527

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Esterline Technologies Corp.	(2,598)	$(288,456)	$40,763
Eversource Energy	(48,022)	(2,343,495)	162,816
Exelon Corp.	(152,379)	(5,115,108)	327,359
Expeditors International of Washington, Inc.	(60,971)	(2,845,203)	34,135
Express Scripts Holding Co.	(99,271)	(8,854,103)	24,940
Exxon Mobil Corp.	(128,753)	(10,888,495)	176,245
F5 Networks, Inc.	(48,400)	(6,120,240)	295,300
Facebook, Inc.	(47,623)	(3,985,039)	(99,347)
FactSet Research Systems, Inc.	(14,600)	(2,025,174)	(347,472)
Fastenal Co.	(229,700)	(10,230,651)	541,905
Federated Investors, Inc.	(87,312)	(2,836,295)	(87,784)
FEI Co.	(50,389)	(4,091,387)	(87,372)
First American Financial Corp.	(57,497)	(1,932,807)	(206,657)
First Horizon National Corp.	(513,207)	(6,814,240)	(1,227,714)
First Niagara Financial Group, Inc.	(206,700)	(1,653,902)	(297,346)
First Republic Bank	(61,232)	(3,302,022)	(557,431)
FirstMerit Corp.	(144,459)	(2,719,849)	(289,232)
FLIR Systems, Inc.	(18,000)	(578,588)	23,828
Flowers Foods, Inc.	(124,950)	(2,436,184)	(206,508)
Flowserve Corp.	(73,565)	(4,066,866)	192,933
FMC Corp.	(144,665)	(8,204,305)	602,159
FMC Technologies, Inc.	(93,554)	(3,815,897)	(65,659)
FNF Group	(28,058)	(1,042,803)	4,937
Ford Motor Co.	(138,167)	(2,147,037)	73,150
Forest City Enterprises, Inc.	(226,692)	(4,864,810)	(145,083)
Fortune Brands Home & Security, Inc.	(69,105)	(3,163,173)	(3,218)
Fossil Group, Inc.	(78,405)	(6,254,904)	816,733
Franklin Resources, Inc.	(89,572)	(4,629,384)	237,669
Freeport-McMoRan, Inc.	(613,727)	(11,541,549)	113,952
Freescale Semiconductor Ltd.	(11,443)	(274,758)	(182,619)
Frontier Communications Corp.	(65,024)	(323,117)	1,248
FTI Consulting, Inc.	(95,408)	(3,796,723)	(137,903)
GATX Corp.	(50,503)	(3,173,014)	488,779
General Mills, Inc.	(51,117)	(2,765,752)	(82,487)
Genesee & Wyoming, Inc.	(54,473)	(5,092,636)	942,882
Gentex Corp./MI	(258,570)	(4,614,551)	368,832
Global Payments, Inc.	(30,498)	(2,829,144)	(325,874)
Graco, Inc.	(23,613)	(1,799,437)	122,206
Hain Celestial Group, Inc./The	(99,265)	(5,880,024)	(657,569)
Halliburton Co.	(28,700)	(1,231,925)	(4,184)
Halyard Health, Inc.	(17,549)	(850,049)	139,315
Hancock Holding Co.	(81,296)	(2,551,753)	(42,403)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hanesbrands, Inc.	(340)	$(11,471)	$142
Harley-Davidson, Inc.	(24,235)	(1,417,672)	52,030
Harris Corp.	(19,740)	(1,591,173)	72,970
Helmerich & Payne, Inc.	(85,793)	(6,070,933)	29,390
Henry Schein, Inc.	(15,460)	(2,198,976)	1,801
Herman Miller, Inc.	(3,864)	(115,803)	4,017
Hershey Co./The	(54,383)	(5,184,593)	353,751
Hertz Global Holdings, Inc.	(161,015)	(3,283,425)	365,833
Hexcel Corp.	(108,356)	(4,924,866)	(464,762)
HMS Holdings Corp.	(187,212)	(3,801,537)	587,107
HollyFrontier Corp.	(3,983)	(165,449)	(4,585)
Hologic, Inc.	(139,241)	(3,709,380)	(1,590,132)
HomeAway, Inc.	(138,930)	(4,074,192)	(249,309)
HSN, Inc.	(4,800)	(339,521)	2,609
Huntsman Corp.	(214,493)	(4,863,467)	129,607
IDEXX Laboratories, Inc.	(80,484)	(5,608,690)	446,446
Illumina, Inc.	(71,584)	(14,985,750)	(645,332)
Incyte Corp.	(64,910)	(4,974,471)	(1,789,800)
InterDigital, Inc./PA	(105,964)	(5,406,798)	(621,493)
International Business Machines Corp.	(25,721)	(4,033,005)	(150,773)
International Flavors & Fragrances, Inc.	(3,355)	(382,179)	15,511
Intuitive Surgical, Inc.	(18,565)	(9,474,234)	479,492
IPG Photonics Corp.	(96,443)	(7,567,243)	(647,290)
ITC Holdings Corp.	(62,350)	(2,272,346)	265,923
Jacobs Engineering Group, Inc.	(30,264)	(1,297,636)	68,313
Janus Capital Group, Inc.	(238,923)	(3,704,893)	(385,468)
Jarden Corp.	(23,911)	(1,273,385)	35,990
Jazz Pharmaceuticals PLC	(78,347)	(13,239,440)	(555,116)
JB Hunt Transport Services, Inc.	(115,249)	(9,699,757)	238,967
JetBlue Airways Corp.	(150,577)	(2,452,752)	(673,227)
JM Smucker Co./The	(37,063)	(4,128,967)	110,967
Joy Global, Inc.	(196,600)	(7,797,383)	680,463
Kansas City Southern	(73,794)	(7,621,561)	891,548
KB Home	(212,011)	(3,329,966)	(189,417)
Kellogg Co.	(7,423)	(468,437)	3,015
Kennametal, Inc.	(110,938)	(4,016,551)	231,347
Keurig Green Mountain, Inc.	(175,854)	(16,972,166)	3,496,473
Kinder Morgan, Inc.	(396,562)	(15,772,019)	548,004
KLA-Tencor Corp.	(9,696)	(573,296)	28,284
KLX, Inc.	(32,643)	(1,441,102)	566
Knowles Corp.	(35,442)	(712,920)	71,420
Kohl’s Corp.	(92,590)	(6,405,487)	608,427
Laboratory Corp. of America Holdings	(69,170)	(7,669,670)	(715,118)
Lam Research Corp.	(10,517)	(851,419)	(4,139)
Lancaster Colony Corp.	(395)	(36,844)	958
Landstar System, Inc.	(28,325)	(1,883,815)	(10,278)
Laredo Petroleum, Inc.	(519,300)	(6,911,689)	378,895

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Las Vegas Sands Corp.	(138,181)	$(7,349,572)	$85,397
Legg Mason, Inc.	(50,066)	(2,827,334)	247,434
Leggett & Platt, Inc.	(27,229)	(1,197,407)	(128,101)
Lennar Corp.	(234,216)	(11,547,325)	(407,060)
Leucadia National Corp.	(3,955)	(95,841)	(187)
Level 3 Communications, Inc.	(19,718)	(1,090,132)	51,585
LifePoint Health, Inc.	(17)	(1,292)	(186)
Lincoln National Corp.	(12)	(698)	(12)
Linear Technology Corp.	(89,790)	(4,097,108)	125,696
LinkedIn Corp.	(15,382)	(3,370,255)	191,872
Lions Gate Entertainment Corp.	(214,534)	(7,042,131)	(906,354)
LKQ Corp.	(8,718)	(227,266)	(36,410)
LPL Financial Holdings, Inc.	(27,608)	(1,243,551)	(39,945)
M&T Bank Corp.	(4,315)	(535,882)	(3,191)
Manitowoc Co., Inc./The	(135,459)	(2,736,864)	81,867
Markel Corp.	(2,652)	(1,951,332)	(172,071)
Marriott International, Inc./MD	(39,400)	(3,108,550)	177,584
Marsh & McLennan Cos., Inc.	(56,941)	(3,305,416)	76,861
MasterCard, Inc.	(104,336)	(9,366,683)	(386,646)
Mattel, Inc.	(289,396)	(7,988,590)	554,007
McCormick & Co., Inc./MD	(32,810)	(2,431,765)	(224,204)
MDC Holdings, Inc.	(110,408)	(2,972,017)	(336,911)
MDU Resources Group, Inc.	(20,186)	(442,508)	48,276
MEDNAX, Inc.	(152,189)	(10,172,800)	(1,105,927)
Mentor Graphics Corp.	(58,575)	(1,368,287)	(179,850)
Mercury General Corp.	(8,475)	(481,271)	9,638
Meredith Corp.	(16,300)	(860,746)	10,701
Mettler-Toledo International, Inc.	(10,300)	(3,057,625)	(459,413)
MGM Resorts International	(55,207)	(1,100,770)	93,242
Microchip Technology, Inc.	(99,040)	(4,661,681)	(35,291)
Middleby Corp./The	(14,817)	(1,542,363)	(120,549)
Minerals Technologies, Inc.	(2,116)	(141,408)	(2,755)
Monsanto Co.	(17,087)	(2,026,588)	205,285
Monster Worldwide, Inc.	(58,830)	(265,912)	(118,837)
Moody’s Corp.	(14,799)	(1,601,556)	3,856
MRC Global, Inc.	(16,653)	(256,914)	(208)
MSC Industrial Direct Co., Inc.	(69,144)	(5,320,611)	496,434
Murphy Oil Corp.	(19,111)	(796,865)	2,421
National Fuel Gas Co.	(29,785)	(1,843,474)	89,435
National Instruments Corp.	(15,200)	(495,572)	47,780
National Oilwell Varco, Inc.	(42,265)	(2,253,513)	212,959
Nationstar Mortgage Holdings, Inc.	(407)	(10,448)	3,611

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Navistar International Corp.	(241,782)	$(8,585,200)	$3,113,673
NCR Corp.	(66,050)	(1,864,078)	(124,027)
Netflix, Inc.	(17,127)	(6,612,786)	(4,638,626)
NetSuite, Inc.	(118,937)	(12,071,027)	1,158,558
NeuStar, Inc.	(42,228)	(1,150,080)	(83,399)
New York Community Bancorp, Inc.	(18,653)	(285,689)	(57,153)
NewMarket Corp.	(2,796)	(1,222,993)	(18,123)
NextEra Energy, Inc.	(23,443)	(2,359,007)	60,889
Nielsen NV	(116,204)	(5,255,229)	52,776
Noble Energy, Inc.	(109,768)	(4,854,174)	169,276
Nordson Corp.	(24,167)	(1,907,640)	25,273
Nordstrom, Inc.	(5,301)	(397,659)	2,734
Northern Trust Corp.	(5,000)	(327,353)	(54,947)
Nu Skin Enterprises, Inc.	(73,853)	(3,051,952)	(428,740)
Nuance Communications, Inc.	(459,600)	(7,023,689)	(1,023,907)
Nucor Corp.	(62,780)	(3,059,589)	292,875
NVIDIA Corp.	(212,190)	(4,431,493)	164,352
Oasis Petroleum, Inc.	(482,283)	(8,904,476)	1,260,291
Oceaneering International, Inc.	(23,897)	(1,249,642)	136,281
OGE Energy Corp.	(3,293)	(103,245)	9,164
Old Republic International Corp.	(32,536)	(485,808)	(22,730)
Olin Corp.	(71,993)	(1,932,419)	(7,793)
ONE Gas, Inc.	(14,164)	(587,066)	(15,754)
ONEOK, Inc.	(115,372)	(5,365,342)	810,456
O’Reilly Automotive, Inc.	(8,875)	(2,021,258)	15,686
Oshkosh Corp.	(18,509)	(847,913)	63,501
Owens & Minor, Inc.	(59,034)	(2,008,251)	1,095
Owens Corning	(60,271)	(2,235,331)	(250,848)
PacWest Bancorp	(35,802)	(1,626,813)	(47,288)
Palo Alto Networks, Inc.	(82,260)	(11,574,101)	(2,796,721)
Pandora Media, Inc.	(226,175)	(3,802,284)	287,525
Panera Bread Co.	(38,260)	(6,518,764)	(167,936)
Patterson Cos., Inc.	(29,100)	(1,398,890)	(16,825)
Patterson-UTI Energy, Inc.	(14,921)	(282,660)	1,922
Paychex, Inc.	(25,510)	(1,284,873)	88,965
PBF Energy, Inc.	(62,019)	(1,485,882)	(276,698)
Peabody Energy Corp.	(374,559)	(3,224,629)	2,404,345
Penske Automotive Group, Inc.	(8,368)	(401,867)	(34,189)
People’s United Financial, Inc.	(44,035)	(632,543)	(81,265)
PerkinElmer, Inc.	(30,807)	(1,633,439)	11,758
Pitney Bowes, Inc.	(9,714)	(239,256)	37,107
Plantronics, Inc.	(24,668)	(1,288,886)	(100,169)
Platform Specialty Products Corp.	(12,867)	(329,267)	129
Polaris Industries, Inc.	(6,278)	(928,016)	(1,818)
PolyOne Corp.	(10,700)	(407,771)	(11,348)
Post Holdings, Inc.	(266,113)	(11,067,214)	(3,284,260)
PPL Corp.	(48,718)	(1,550,381)	114,662

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Praxair, Inc.	(31,008)	$(3,791,938)	$84,932
Precision Castparts Corp.	(89,378)	(18,819,937)	955,956
Priceline Group, Inc./The	(5,270)	(6,253,705)	185,985
Primerica, Inc.	(5,275)	(253,075)	12,060
Principal Financial Group, Inc.	(92,955)	(4,932,201)	164,539
Progressive Corp./The	(261,520)	(7,192,412)	(85,690)
Prosperity Bancshares, Inc.	(32,100)	(1,753,461)	(99,993)
QEP Resources, Inc.	(8,365)	(164,496)	9,660
Qorvo, Inc.	(11,520)	(911,200)	(13,511)
QUALCOMM, Inc.	(398,573)	(26,413,644)	1,451,017
Quest Diagnostics, Inc.	(148,790)	(9,943,467)	(846,784)
Questar Corp.	(12,290)	(284,923)	27,939
Range Resources Corp.	(302,979)	(17,956,436)	2,995,333
Regal Entertainment Group	(44,026)	(996,217)	75,634
Regeneron Pharmaceuticals, Inc.	(55,868)	(24,411,346)	(4,088,597)
RenaissanceRe Holdings Ltd.	(13,226)	(1,347,070)	4,499
Rent-A-Center, Inc./TX	(153,225)	(4,946,239)	602,311
Rice Energy, Inc.	(177,111)	(3,758,145)	68,923
Rockwell Collins, Inc.	(73,667)	(6,496,138)	(307,009)
Roper Technologies, Inc.	(14,451)	(2,427,362)	(64,858)
Rosetta Resources, Inc.	(102,538)	(1,960,596)	(412,133)
Rowan Cos. PLC	(102,039)	(2,356,591)	202,547
RPC, Inc.	(134,400)	(1,716,481)	(142,271)
RR Donnelley & Sons Co.	(103,864)	(1,904,394)	94,044
Salesforce.com, Inc.	(202,168)	(12,050,476)	(2,026,481)
Sally Beauty Holdings, Inc.	(86,022)	(2,683,026)	(33,549)
SanDisk Corp.	(3,726)	(255,034)	38,107
SBA Communications Corp.	(53,919)	(6,336,784)	137,716
SCANA Corp.	(67,106)	(3,653,087)	254,168
Schlumberger Ltd.	(130,710)	(11,569,507)	303,612
Scotts Miracle-Gro Co./The	(4,624)	(278,735)	4,948
Scripps Networks Interactive, Inc.	(105,221)	(7,522,676)	644,379
Sealed Air Corp.	(100,984)	(4,224,731)	(963,827)
Seattle Genetics, Inc.	(145,314)	(5,230,722)	(1,802,476)
Semtech Corp.	(36,563)	(879,763)	153,988
Service Corp. International/US	(18,000)	(403,723)	(126,017)
ServiceNow, Inc.	(49,486)	(3,285,862)	(391,442)
Sherwin-Williams Co./The	(1,127)	(325,040)	15,092
Silgan Holdings, Inc.	(10,950)	(595,762)	18,040
Silicon Laboratories, Inc.	(24,819)	(1,175,598)	(164,877)
Sirius XM Holdings, Inc.	(1,838,752)	(6,917,051)	58,506

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sirona Dental Systems, Inc.	(26,357)	$(2,387,503)	$(259,267)
Six Flags Entertainment Corp.	(85,744)	(3,702,473)	(143,145)
SLM Corp.	(204,638)	(2,006,271)	(13,506)
SolarCity Corp.	(25,531)	(1,389,524)	22,339
SolarWinds, Inc.	(28,786)	(1,478,737)	150,839
Solera Holdings, Inc.	(57,476)	(2,892,526)	331,395
Sotheby’s	(248,763)	(10,491,168)	(762,870)
Southern Co./The	(189,692)	(8,229,592)	281,497
Southwestern Energy Co.	(584,775)	(14,665,581)	1,373,646
Spectra Energy Corp.	(298,674)	(10,312,114)	575,342
Spectrum Brands Holdings, Inc.	(10,169)	(993,296)	(43,841)
Spirit Airlines, Inc.	(16,283)	(1,009,292)	(1,882)
Splunk, Inc.	(170,117)	(10,949,694)	(893,852)
Sprint Corp.	(505,860)	(2,394,332)	87,611
Sprouts Farmers Market, Inc.	(183,299)	(5,637,735)	692,327
Stanley Black & Decker, Inc.	(5,623)	(535,647)	(56,118)
Stericycle, Inc.	(40,924)	(5,445,842)	(34,291)
STERIS Corp.	(36,042)	(2,417,015)	94,469
SunEdison, Inc.	(492,244)	(11,426,355)	(3,296,663)
SunPower Corp.	(56,900)	(1,387,893)	(228,636)
SVB Financial Group	(10,989)	(1,243,111)	(339,086)
Synchrony Financial	(4,063)	(131,546)	(2,249)
Synovus Financial Corp.	(199,112)	(5,216,734)	(919,897)
Sysco Corp.	(18,849)	(744,112)	63,663
T Rowe Price Group, Inc.	(48,110)	(3,923,980)	184,390
Targa Resources Corp.	(25,331)	(2,329,035)	69,003
Taylor Morrison Home Corp.	(21,513)	(407,748)	(30,256)
TCF Financial Corp.	(66,488)	(1,052,249)	(52,117)
TECO Energy, Inc.	(96,785)	(1,858,153)	148,930
Teekay Corp.	(5,794)	(255,042)	6,943
Tempur Sealy International, Inc.	(23,978)	(1,356,196)	(223,955)
Tenet Healthcare Corp.	(207,768)	(10,260,800)	(1,764,812)
Teradata Corp.	(86,141)	(3,518,477)	331,260
Tesla Motors, Inc.	(30,000)	(6,358,864)	(1,688,936)
Tesoro Corp.	(384)	(28,401)	(4,012)
Texas Instruments, Inc.	(4,002)	(221,914)	15,771
Thor Industries, Inc.	(20,740)	(1,202,236)	34,989
Thoratec Corp.	(103,534)	(3,791,023)	(823,487)
Tidewater, Inc.	(125,975)	(3,856,009)	992,597
Tiffany & Co.	(59,047)	(5,566,407)	145,892
TimkenSteel Corp.	(28,902)	(810,812)	30,747
T-Mobile US, Inc.	(311,844)	(9,207,642)	(2,882,550)
Tractor Supply Co.	(34,817)	(3,005,507)	(125,934)
TransDigm Group, Inc.	(36,756)	(7,750,860)	(507,110)
TreeHouse Foods, Inc.	(39,932)	(3,141,633)	(94,057)
Trimble Navigation Ltd.	(194,370)	(5,290,426)	730,506
Trinity Industries, Inc.	(10,201)	(299,905)	30,292
TripAdvisor, Inc.	(152,155)	(11,692,426)	(1,566,361)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Triumph Group, Inc.	(93,313)	$(6,306,941)	$149,216
Trustmark Corp.	(15,696)	(385,882)	(6,204)
Tupperware Brands Corp.	(24,417)	(1,635,526)	59,653
Twenty-First Century Fox, Inc.	(27,178)	(975,083)	90,575
Tyson Foods, Inc.	(13,267)	(573,587)	8,015
Ultimate Software Group, Inc./The	(17,075)	(2,916,636)	110,530
Umpqua Holdings Corp.	(134,675)	(2,287,984)	(134,819)
Under Armour, Inc.	(154,584)	(11,532,584)	(1,365,905)
United Natural Foods, Inc.	(89,228)	(6,492,331)	810,292
United Parcel Service, Inc.	(54,485)	(5,433,895)	153,753
United Rentals, Inc.	(88,459)	(9,038,448)	1,287,670
United Technologies Corp.	(53,822)	(6,291,242)	320,767
Urban Outfitters, Inc.	(121,114)	(4,383,508)	144,518
USG Corp.	(324,564)	(9,193,420)	173,786
Valley National Bancorp	(227,235)	(2,228,692)	(114,101)
Valspar Corp./The	(20,340)	(1,693,641)	29,422
Vantiv, Inc.	(85,055)	(2,876,710)	(371,541)
Varian Medical Systems, Inc.	(62,670)	(5,516,275)	231,314
VCA, Inc.	(31,895)	(1,489,815)	(245,432)
Veeva Systems, Inc.	(62,495)	(1,718,287)	(33,448)
VeriSign, Inc.	(45,453)	(2,733,948)	(71,412)
Verisk Analytics, Inc.	(23,878)	(1,740,465)	3,101
Visa, Inc.	(87,607)	(5,983,413)	100,603
VMware, Inc.	(79,157)	(6,565,888)	(221,033)
Wabtec Corp./DE	(888)	(83,689)	4
Waddell & Reed Financial, Inc.	(3,206)	(151,809)	133
Walt Disney Co./The	(4,274)	(487,126)	(708)
Waste Connections, Inc.	(17,285)	(790,365)	(24,104)
Waters Corp.	(29,206)	(3,411,576)	(337,890)
Watsco, Inc.	(16,900)	(1,733,602)	(357,604)
Webster Financial Corp.	(55,295)	(1,911,615)	(275,302)
WEC Energy Group, Inc.	(10,573)	(498,770)	23,302
WellCare Health Plans, Inc.	(58,095)	(4,576,606)	(351,593)
Wendy’s Co./The	(40,347)	(371,196)	(83,918)
Werner Enterprises, Inc.	(18,072)	(542,222)	67,832
WESCO International, Inc.	(28,692)	(2,304,663)	335,244
Westar Energy, Inc.	(62,798)	(2,415,066)	266,119
Western Union Co./The	(501,772)	(9,189,509)	(1,011,516)
WEX, Inc.	(13,839)	(1,508,515)	(68,716)
WGL Holdings, Inc.	(367)	(17,601)	(2,323)
Whole Foods Market, Inc.	(7,174)	(385,242)	102,299
Williams Cos., Inc./The	(25,529)	(1,326,747)	(138,362)
Woodward, Inc.	(42,648)	(2,272,087)	(73,127)
Workday, Inc.	(120,457)	(10,166,234)	964,523
World Fuel Services Corp.	(30,010)	(1,463,674)	24,694

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WR Berkley Corp.	(22,258)	$(1,151,165)	$(4,693)
WR Grace & Co.	(21,507)	(2,108,407)	(48,745)
WW Grainger, Inc.	(6,746)	(1,633,208)	36,767
Wynn Resorts Ltd.	(115,831)	(12,793,013)	1,363,968
Xylem, Inc.	(34,341)	(1,293,471)	20,450
Yelp, Inc.	(193,047)	(9,883,897)	1,577,084
Zebra Technologies Corp.	(24,035)	(2,519,720)	(149,367)
Zillow Group, Inc.	(85,062)	(8,332,693)	954,415
Zions Bancorporation	(306,301)	(8,985,384)	(735,078)

			(9,205,561)

Total Common Stocks			(6,571,130)

Rights

United States
Leap Wireless International, Inc.	(110,787)	(279,183)	(135,250)

Total of Short Equity Positions and Rights			(6,706,380)

Total of Long and Short Equity Positions and Rights			4,594,410

Net Cash and Other Receivables/ (Payables) (b)			5,008,747

Swaps, at Value			$9,603,157

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Money Market Funds	$3,730,201	$—	$3,730,201

Barclays Capital
Cash	—	49,588,780	49,588,780

Citibank
Cash	—	(53,785)	(53,785)
Money Market Funds	439	6,640,180	6,640,619

Credit Suisse International
Money Market Funds	690,060	—	690,060

Deutsche Bank
Money Market Funds	33,093,659	—	33,093,659

Goldman Sachs
Cash	—	13,764,610	13,764,610
Money Market Funds	21,770,000	—	21,770,000

J.P. Morgan
Cash	—	13,726,101	13,726,101
Money Market Funds	124,000,000	—	124,000,000

Morgan Stanley Capital Services, Inc.
Cash	—	2,300,613	2,300,613
Money Market Funds	335,961,585	—	335,961,585

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$6,540,003	$—	$6,540,003

Deutsche Bank
Money Market Funds	150,042	—	150,042

Merrill Lynch
Money Market Funds	1,450,049	—	1,450,049

Goldman Sachs
Cash	—	(959,617)	(959,617)
U.S. Treasury Bills	—	2,288,216	2,288,216

J.P. Morgan
Cash	—	1,615,238	1,615,238

Morgan Stanley Capital Services, Inc.
Cash	—	10,531,622	10,531,622

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

MONEY MARKET FUNDS - 53.3%	SHARES	VALUE (Note 5)
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (a)^	2,244,836	$2,244,836
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^	8,979,345	8,979,345
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^	18,285,808	18,285,808
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^	3,690,126	3,690,126
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^	11,224,181	11,224,181

TOTAL MONEY MARKET FUNDS (cost $44,424,296)		44,424,296

SHORT-TERM INVESTMENTS - 39.2%	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Bill, 0.071%, 12/3/2015 (c)^	$352	$351,935
U.S. Treasury Bill, 0.083%, 11/19/2015 (c)^	32,322	32,318,509

TOTAL SHORT-TERM INVESTMENTS (cost $32,663,389)		32,670,444

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 92.5% (cost $77,087,685)		77,094,740

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.5% (d)		6,283,406

NET ASSETS - 100.0%		$83,378,146

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Brent Crude August Futures^	9/2015	USD	(2,573,968)	$8,366
CitiBank	Brent Crude August Futures^	9/2015	USD	2,608,948	(43,335)
CitiBank	Brent Crude July Futures^	8/2015	USD	4,881,061	(302,546)
CitiBank	Brent Crude July Futures^	8/2015	USD	(4,639,800)	61,312
CitiBank	Cocoa September Futures^	8/2015	USD	579,534	41,565
CitiBank	Cocoa September Futures^	8/2015	USD	(611,875)	(9,233)
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	(1,994,522)	(41,115)
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	2,129,053	(93,374)
CitiBank	Corn December Futures^	11/2015	USD	1,727,415	257,138
CitiBank	Corn December Futures^	11/2015	USD	(260,892)	(41,103)
Deutsche Bank	Corn December Futures^	11/2015	USD	2,136,238	280,162
CitiBank	Corn September Futures^	8/2015	USD	4,294,684	494,834
CitiBank	Corn September Futures^	8/2015	USD	(4,212,582)	(576,906)
Deutsche Bank	Corn September Futures^	8/2015	USD	(888,725)	(145,175)
Deutsche Bank	Corn September Futures^	8/2015	USD	904,663	129,238
CitiBank	Cotton No. 2 December Futures^	11/2015	USD	820,313	28,527
CitiBank	Cotton No. 2 December Futures^	11/2015	USD	(193,950)	(9,768)
Deutsche Bank	Cotton No. 2 December Futures^	11/2015	USD	162,963	6,812
CitiBank	Gas Oil August Futures^	8/2015	USD	1,943,100	36,033
CitiBank	Gas Oil August Futures^	8/2015	USD	(2,013,650)	34,497
CitiBank	Gas Oil July Futures^	7/2015	USD	2,857,309	(16,038)
CitiBank	Gas Oil July Futures^	7/2015	USD	(2,789,746)	(51,520)
CitiBank	Gas Oil September Futures^	9/2015	USD	2,027,250	(36,485)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Gas Oil September Futures^	9/2015	USD	(2,020,675)	$ 29,913
Deutsche Bank	Gasoline RBOB July Futures^	7/2015	USD	(3,625,606)	(75,610)
Deutsche Bank	Gasoline RBOB July Futures^	7/2015	USD	3,605,414	95,802
CitiBank	Gold 100 OZ August Futures^	7/2015	USD	18,289,040	(284,687)
CitiBank	Gold 100 OZ August Futures^	7/2015	USD	(18,322,689)	318,395
Deutsche Bank	Heating Oil ULSD August Futures^	8/2015	USD	(245,763)	5,821
Deutsche Bank	Heating Oil ULSD August Futures^	8/2015	USD	246,559	(6,617)
CitiBank	Heating Oil ULSD August Futures^	9/2015	USD	(322,963)	3,039
CitiBank	Heating Oil ULSD August Futures^	9/2015	USD	311,338	8,581
Deutsche Bank	Heating Oil ULSD July Futures^	7/2015	USD	1,185,312	(74,050)
Deutsche Bank	Heating Oil ULSD July Futures^	7/2015	USD	(1,134,897)	23,636
Deutsche Bank	Lean Hogs August Futures^	8/2015	USD	(910,906)	48,156
Deutsche Bank	Lean Hogs August Futures^	8/2015	USD	30,390	(640)
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	(1,147,051)	110,731
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	1,086,925	(50,605)
Deutsche Bank	Live Cattle August Futures^	8/2015	USD	(1,690,260)	31,820
Deutsche Bank	Live Cattle August Futures^	8/2015	USD	7,639,651	(235,901)
CitiBank	LME Aluminum December Futures^	12/2015	USD	(1,826,125)	30,100
CitiBank	LME Aluminum December Futures^	12/2015	USD	6,552,700	(223,850)
CitiBank	LME Aluminum September Futures^	9/2015	USD	10,707,275	(893,606)
CitiBank	LME Aluminum September Futures^	9/2015	USD	(10,254,238)	440,569
CitiBank	LME Copper December Futures^	12/2015	USD	10,266,337	(301,875)
CitiBank	LME Copper December Futures^	12/2015	USD	(4,047,325)	3,775
CitiBank	LME Copper September Futures^	9/2015	USD	18,165,287	(731,456)
CitiBank	LME Copper September Futures^	9/2015	USD	(18,077,100)	643,269
CitiBank	LME Lead December Futures^	12/2015	USD	918,650	(80,156)
CitiBank	LME Lead December Futures^	12/2015	USD	(452,700)	11,387
CitiBank	LME Lead September Futures^	9/2015	USD	1,965,700	(119,538)
CitiBank	LME Lead September Futures^	9/2015	USD	(1,988,519)	142,356
CitiBank	LME Nickel December Futures^	12/2015	USD	(634,500)	57,636
CitiBank	LME Nickel December Futures^	12/2015	USD	230,280	(13,956)
CitiBank	LME Nickel September Futures^	9/2015	USD	2,570,928	(344,229)
CitiBank	LME Nickel September Futures^	9/2015	USD	(2,496,150)	269,451
CitiBank	LME Zinc December Futures^	12/2015	USD	(838,350)	35,950
CitiBank	LME Zinc December Futures^	12/2015	USD	2,847,000	(239,200)
CitiBank	LME Zinc September Futures^	9/2015	USD	4,954,588	(308,075)
CitiBank	LME Zinc September Futures^	9/2015	USD	(5,015,075)	368,562
CitiBank	Natural Gas August Futures^	9/2015	USD	(767,310)	(30)
CitiBank	Natural Gas August Futures^	9/2015	USD	775,710	(8,366)
CitiBank	Natural Gas July Futures^	8/2015	USD	(1,710,600)	39,713
CitiBank	Natural Gas July Futures^	8/2015	USD	1,753,100	(82,204)
CitiBank	Natural Gas June Futures^	7/2015	USD	2,503,390	130,958
CitiBank	Natural Gas June Futures^	7/2015	USD	(2,736,990)	102,638
CitiBank	Soybean January Futures^	12/2015	USD	6,690,420	812,337
Deutsche Bank	Soybean January Futures^	12/2015	USD	278,306	34,369
CitiBank	Soybean January Futures^	12/2015	USD	(1,884,570)	(199,576)
CitiBank	Soybean Meal December Futures^	11/2015	USD	(243,904)	(32,372)
CitiBank	Soybean Meal December Futures^	11/2015	USD	1,353,738	200,292
Deutsche Bank	Soybean Meal December Futures^	11/2015	USD	927,760	142,980
CitiBank	Soybean November Futures^	10/2015	USD	11,846,281	1,170,025
CitiBank	Soybean November Futures^	10/2015	USD	(11,507,409)	(1,508,555)
Deutsche Bank	Soybean November Futures^	10/2015	USD	(276,056)	(35,119)
Deutsche Bank	Soybean November Futures^	10/2015	USD	275,550	35,625
CitiBank	Wheat December Futures^	11/2015	USD	1,929,690	309,093
CitiBank	Wheat December Futures^	11/2015	USD	(897,181)	(191,061)
Deutsche Bank	Wheat December Futures^	11/2015	USD	871,819	154,481
CitiBank	Wheat September Futures^	8/2015	USD	(3,593,408)	(778,131)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Wheat September Futures^	8/2015	USD	3,597,021	$ 774,519
Deutsche Bank	Wheat September Futures^	8/2015	USD	51,725	9,850
Deutsche Bank	Wheat September Futures^	8/2015	USD	(51,944)	(9,631)
CitiBank	WTI Crude July Futures^	8/2015	USD	(4,364,950)	(95,287)
CitiBank	WTI Crude July Futures^	8/2015	USD	4,569,730	(109,465)

					$(426,133)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
14	Goldman Sachs	Brent Crude Futures^	8/2015	$900,226	$897,961	$(2,265)
3	Goldman Sachs	Brent Crude Futures^	9/2015	192,863	194,010	1,147
15	Morgan Stanley and Co., International PLC	Cocoa Futures^	9/2015	477,045	490,350	13,305
36	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	9/2015	1,759,986	1,787,400	27,414
29	Goldman Sachs	Gas Oil Futures^	9/2015	1,715,247	1,680,550	(34,697)
111	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	8/2015	13,217,911	13,006,980	(210,931)
50	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	8/2015	1,569,180	1,487,500	(81,680)
3	J.P. Morgan	LME Aluminum Futures^	7/2015	132,457	124,153	(8,304)
26	J.P. Morgan	LME Aluminum Futures^	7/2015	1,193,209	1,078,330	(114,879)
8	J.P. Morgan	LME Aluminum Futures^	7/2015	374,750	333,026	(41,724)
12	J.P. Morgan	LME Aluminum Futures^	8/2015	568,529	500,850	(67,679)
1	J.P. Morgan	LME Aluminum Futures^	8/2015	47,078	41,825	(5,253)
27	J.P. Morgan	LME Aluminum Futures^	8/2015	1,207,304	1,130,882	(76,422)
6	J.P. Morgan	LME Aluminum Futures^	8/2015	259,518	251,391	(8,127)
11	J.P. Morgan	LME Aluminum Futures^	8/2015	484,302	461,005	(23,297)
6	J.P. Morgan	LME Aluminum Futures^	9/2015	261,610	251,919	(9,691)
14	J.P. Morgan	LME Aluminum Futures^	9/2015	609,281	588,893	(20,388)
159	J.P. Morgan	LME Aluminum Futures^	9/2015	7,209,944	6,696,882	(513,062)
29	J.P. Morgan	LME Aluminum Futures^	9/2015	1,238,371	1,221,625	(16,746)
80	J.P. Morgan	LME Aluminum Futures^	12/2015	3,555,698	3,421,001	(134,697)
1	J.P. Morgan	LME Copper Futures^	7/2015	150,780	143,909	(6,871)
1	J.P. Morgan	LME Copper Futures^	7/2015	152,027	143,906	(8,121)
6	J.P. Morgan	LME Copper Futures^	7/2015	948,146	863,676	(84,470)
1	J.P. Morgan	LME Copper Futures^	8/2015	155,752	144,018	(11,734)
4	J.P. Morgan	LME Copper Futures^	8/2015	611,012	576,178	(34,834)
1	J.P. Morgan	LME Copper Futures^	8/2015	152,452	144,049	(8,403)
7	J.P. Morgan	LME Copper Futures^	9/2015	1,105,261	1,008,569	(96,692)
1	J.P. Morgan	LME Lead Futures^	7/2015	50,301	43,734	(6,567)
2	J.P. Morgan	LME Lead Futures^	7/2015	103,780	87,553	(16,227)
1	J.P. Morgan	LME Lead Futures^	8/2015	51,728	43,805	(7,923)
2	J.P. Morgan	LME Lead Futures^	8/2015	100,606	87,656	(12,950)
1	J.P. Morgan	LME Lead Futures^	8/2015	48,152	43,847	(4,305)
1	J.P. Morgan	LME Lead Futures^	8/2015	48,628	43,876	(4,752)
4	J.P. Morgan	LME Lead Futures^	9/2015	207,667	175,825	(31,842)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
9	J.P. Morgan	LME Zinc Futures^	7/2015	$ 513,503	$ 447,943	$ (65,560)
2	J.P. Morgan	LME Zinc Futures^	8/2015	108,781	99,841	(8,940)
4	J.P. Morgan	LME Zinc Futures^	8/2015	222,010	199,705	(22,305)
2	J.P. Morgan	LME Zinc Futures^	9/2015	106,006	99,982	(6,024)
42	J.P. Morgan	LME Zinc Futures^	9/2015	2,211,472	2,098,425	(113,047)
14	J.P. Morgan	LME Zinc Futures^	9/2015	726,284	699,496	(26,788)
36	J.P. Morgan	LME Zinc Futures^	12/2015	1,943,121	1,805,400	(137,721)
13	Morgan Stanley and Co., International PLC	Natural Gas Futures^	8/2015	360,914	369,460	8,546
51	Morgan Stanley and Co., International PLC	Silver Futures^	9/2015	4,078,160	3,973,155	(105,005)
11	Morgan Stanley and Co., International PLC	Soybean Meal Futures^	12/2015	329,220	379,940	50,720
119	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	2,368,905	2,432,598	63,693
311	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	9/2015	4,204,918	4,343,551	138,633
119	Morgan Stanley and Co., International PLC	WTI Crude Futures^	8/2015	7,261,968	7,119,770	(142,198)

				65,296,063	63,266,400	(2,029,663)

Short Contracts:
19	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	8/2015	$(1,575,057)	$(1,595,761)	$(20,704)
11	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	8/2015	(880,111)	(879,787)	324
3	J.P. Morgan	LME Aluminum Futures^	7/2015	(132,554)	(124,154)	8,400
26	J.P. Morgan	LME Aluminum Futures^	7/2015	(1,195,286)	(1,078,330)	116,956
8	J.P. Morgan	LME Aluminum Futures^	7/2015	(375,980)	(333,026)	42,954
12	J.P. Morgan	LME Aluminum Futures^	8/2015	(572,595)	(500,850)	71,745
1	J.P. Morgan	LME Aluminum Futures^	8/2015	(47,331)	(41,825)	5,506
27	J.P. Morgan	LME Aluminum Futures^	8/2015	(1,209,028)	(1,130,882)	78,146
6	J.P. Morgan	LME Aluminum Futures^	8/2015	(261,162)	(251,390)	9,772
11	J.P. Morgan	LME Aluminum Futures^	8/2015	(483,304)	(461,005)	22,299
6	J.P. Morgan	LME Aluminum Futures^	9/2015	(260,982)	(251,919)	9,063
14	J.P. Morgan	LME Aluminum Futures^	9/2015	(610,716)	(588,893)	21,823
159	J.P. Morgan	LME Aluminum Futures^	9/2015	(7,083,904)	(6,696,881)	387,023
29	J.P. Morgan	LME Aluminum Futures^	9/2015	(1,241,196)	(1,221,625)	19,571
29	J.P. Morgan	LME Aluminum Futures^	12/2015	(1,257,804)	(1,240,113)	17,691
1	J.P. Morgan	LME Copper Futures^	7/2015	(150,373)	(143,909)	6,464
1	J.P. Morgan	LME Copper Futures^	7/2015	(149,485)	(143,906)	5,579
6	J.P. Morgan	LME Copper Futures^	7/2015	(955,185)	(863,676)	91,509
1	J.P. Morgan	LME Copper Futures^	8/2015	(155,285)	(144,019)	11,266
4	J.P. Morgan	LME Copper Futures^	8/2015	(613,630)	(576,178)	37,452
1	J.P. Morgan	LME Copper Futures^	8/2015	(152,715)	(144,049)	8,666
7	J.P. Morgan	LME Copper Futures^	9/2015	(1,071,462)	(1,008,569)	62,893
1	J.P. Morgan	LME Lead Futures^	7/2015	(50,898)	(43,735)	7,163
2	J.P. Morgan	LME Lead Futures^	7/2015	(104,245)	(87,552)	16,693
1	J.P. Morgan	LME Lead Futures^	8/2015	(52,123)	(43,806)	8,317
2	J.P. Morgan	LME Lead Futures^	8/2015	(101,902)	(87,655)	14,247
1	J.P. Morgan	LME Lead Futures^	8/2015	(48,276)	(43,848)	4,428
1	J.P. Morgan	LME Lead Futures^	8/2015	(48,535)	(43,876)	4,659
4	J.P. Morgan	LME Lead Futures^	9/2015	(197,614)	(175,825)	21,789
9	J.P. Morgan	LME Zinc Futures^	7/2015	(512,528)	(447,944)	64,584
2	J.P. Morgan	LME Zinc Futures^	8/2015	(108,669)	(99,841)	8,828

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4	J.P. Morgan	LME Zinc Futures^	8/2015	$ (220,840)	$ (199,705)	$ 21,135
2	J.P. Morgan	LME Zinc Futures^	9/2015	(105,669)	(99,981)	5,688
42	J.P. Morgan	LME Zinc Futures^	9/2015	(2,265,333)	(2,098,425)	166,908
14	J.P. Morgan	LME Zinc Futures^	9/2015	(730,471)	(699,496)	30,975
16	J.P. Morgan	LME Zinc Futures^	12/2015	(835,972)	(802,400)	33,572
34	Morgan Stanley and Co., International PLC	Soybean Futures^	1/2016	(1,596,608)	(1,771,825)	(175,217)
3	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	(77,186)	(93,300)	(16,114)

				(27,492,014)	(26,259,961)	1,232,053

				$37,804,049	$37,006,439	$(797,610)

^	Represents positions held in the respective Subsidiary (See Note 2).

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$3,100,102	$—	$3,100,102

Deutsche Bank
Money Market Funds	590,024	—	590,024

Goldman Sachs
Cash	—	253,333	253,333

J.P. Morgan
Cash	—	558,222	558,222

Morgan Stanley and Co., International PLC
Cash	—	2,542,493	2,542,493

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 17.9%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Sovereign Debt - 17.9%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	17,538	$20,841,278
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	14,912	17,307,382
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	8,235	10,336,180
France Government Bond OAT (France)	0.250%	07/25/18	EUR	6,775	7,852,970
France Government Bond OAT (France)	0.250%	07/25/24	EUR	2,749	3,249,089
France Government Bond OAT (France)	1.100%	07/25/22	EUR	6,740	8,417,068
France Government Bond OAT (France)	1.300%	07/25/19	EUR	14,760	18,005,349
France Government Bond OAT (France)	2.100%	07/25/23	EUR	2,865	3,869,984
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	3,299	5,603,046
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	10,663	20,350,337

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $123,833,225)					115,832,683

U.S. TREASURY OBLIGATIONS - 24.4%
U.S. Treasury Inflation Protected Securities - 24.4%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	42,900	44,598,947
U.S. Treasury Inflation Protected Securities	0.125%	04/15/19	USD	40,300	41,219,855
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	14,000	13,604,534
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	20,900	20,477,813
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	15,300	15,611,109
U.S. Treasury Inflation Protected Securities	0.625%	01/15/24	USD	13,100	13,509,763
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	7,600	9,119,152

TOTAL U.S. TREASURY OBLIGATIONS (cost $158,492,113)					158,141,173

MONEY MARKET FUNDS - 34.5%				SHARES
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (a)^				14,616,967	14,616,967
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^				58,467,867	58,467,867
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^				60,549,605	60,549,605
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^				17,244,372	17,244,372
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^				73,085,678	73,085,678

TOTAL MONEY MARKET FUNDS (cost $223,964,489)					223,964,489

SHORT-TERM INVESTMENTS - 16.2%				PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.063%, 08/06/2015 (c)^				$66,832	66,836,000
U.S. Treasury Bill, 0.071%, 12/03/2015 (c)(d)^				3,306	3,306,395
U.S. Treasury Bill, 0.072%, 07/30/2015 (c)^				10,461	10,461,832
U.S. Treasury Bill, 0.083%, 10/01/2015 (c)				10,318	10,320,036
U.S. Treasury Bill, 0.085%, 11/27/2015 (c)^				4,190	4,190,392
U.S. Treasury Bill, 0.096%, 10/08/2015 (c)(d)				10,318	10,320,149

TOTAL SHORT-TERM INVESTMENTS (cost $105,424,765)					105,434,804

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 93.0% (cost $611,714,592)					603,373,149

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0% (e)					45,163,306

NET ASSETS - 100.0%					$648,536,455

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	A portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Credit default swap contracts sell protection as of June 30, 2015:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	iTraxx Europe Crossover Series 23.V1	5.000%	EUR	3.279%	$78,975,000	$9,019,158	06/20/2020	$(1,676,185)
CitiBank	iTraxx Europe Series 23.V1	1.000%	EUR	0.752%	161,000,000	3,789,274	06/20/2020	(1,518,940)
CitiBank	Markit CDX Emerging Market Index Series 23.V1	1.000%	USD	3.109%	25,500,000	(2,410,252)	06/20/2020	47,715
CitiBank	Markit CDX North America High Yield Index Series 24.V2	5.000%	USD	3.557%	57,800,000	3,816,090	06/20/2020	487,011
CitiBank	Markit CDX North America Investment Grade Index Series 24.V1	1.000%	USD	0.704%	181,125,000	3,260,418	06/20/2020	(618,551)

						$17,474,688		$(3,278,950)

Interest rate swap contracts outstanding as of June 30, 2015:

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	0.500%	(1)	CZK	20,000,000	$9,942	09/16/2020	$1,683
CitiBank	0.500%	(1)	CZK	10,000,000	(1,095)	09/16/2020	6,908
CitiBank	0.500%	(1)	CZK	10,000,000	875	09/16/2020	4,938
CitiBank	0.500%	(1)	CZK	10,000,000	6,209	09/16/2020	(396)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	2,973	09/16/2020	(8,786)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	(1,165)	09/16/2020	(4,648)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	1,654	09/16/2020	(7,467)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	$ 880	09/16/2020	$ (6,692)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	2,575	09/16/2020	(8,388)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	(2,893)	09/16/2020	(2,920)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	270,000,000	(54,715)	09/16/2020	(102,227)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	3,192	09/16/2020	(9,005)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	(3,660)	09/16/2020	(2,152)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	4,000,000	(1,450)	09/16/2020	(875)
CitiBank	6 Month Prague Interbank Offered Rate	0.500%	CZK	10,000,000	2,498	09/16/2020	(8,311)
CitiBank	1.500%	(2)	HKD	11,000,000	19,127	09/16/2020	(6,731)
CitiBank	1.500%	(2)	HKD	1,000,000	1,228	09/16/2020	(102)
CitiBank	1.500%	(2)	HKD	3,000,000	1,968	09/16/2020	1,412
CitiBank	1.500%	(2)	HKD	2,000,000	4,658	09/16/2020	(2,404)
CitiBank	1.500%	(2)	HKD	2,000,000	5,238	09/16/2020	(2,985)
CitiBank	1.500%	(2)	HKD	7,000,000	10,753	09/16/2020	(2,865)
CitiBank	1.500%	(2)	HKD	7,000,000	15,432	09/16/2020	(7,544)
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	4,000,000	244	09/16/2020	(4,752)
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	5,000,000	(506)	09/16/2020	(5,128)
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	6,000,000	(1,694)	09/16/2020	(5,067)
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	4,000,000	(3,612)	09/16/2020	(895)
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	5,000,000	(2,455)	09/16/2020	(3,179)
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	92,500,000	(203,651)	09/16/2020	99,418
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	3,000,000	(4,858)	09/16/2020	1,477
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	4,000,000	(4,279)	09/16/2020	(228)
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	4,000,000	(2,300)	09/16/2020	(2,207)
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	8,000,000	(5,640)	09/16/2020	(3,374)
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	92,500,000	(167,453)	09/16/2020	63,220
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	6,000,000	(726)	09/16/2020	(6,035)
CitiBank	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	3,000,000	(3,969)	09/16/2020	589
CitiBank	2.500%	(3)	HUF	30,000,000	50	09/16/2020	435
CitiBank	2.500%	(3)	HUF	200,000,000	4,001	09/16/2020	(762)
CitiBank	2.500%	(3)	HUF	200,000,000	8,075	09/16/2020	(4,835)
CitiBank	2.500%	(3)	HUF	200,000,000	(10,423)	09/16/2020	13,662

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CitiBank	6 Month Budapest Interbank Offered Rate	2.000%	HUF	3,400,000,000	$ (85,955)	09/16/2020	$ (252,701)
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	100,000,000	7,181	09/16/2020	(8,800)
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	100,000,000	4,199	09/16/2020	(5,818)
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	200,000,000	4,644	09/16/2020	(7,884)
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	100,000,000	(9)	09/16/2020	(1,610)
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	100,000,000	7,378	09/16/2020	(8,998)
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	200,000,000	270	09/16/2020	(3,510)
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	100,000,000	8,186	09/16/2020	(9,806)
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	100,000,000	6,311	09/16/2020	(7,931)
CitiBank	6 Month Budapest Interbank Offered Rate	2.500%	HUF	100,000,000	2,724	09/16/2020	(4,344)
CitiBank	2.000%	(5)	PLN	6,000,000	32,794	09/16/2020	11,777
CitiBank	2.000%	(5)	PLN	4,000,000	(2,952)	09/16/2020	32,666
CitiBank	2.000%	(5)	PLN	4,000,000	19,379	09/16/2020	10,335
CitiBank	2.000%	(5)	PLN	1,000,000	2,767	09/16/2020	4,662
CitiBank	2.500%	(5)	PLN	4,000,000	9,025	09/16/2020	(4,192)
CitiBank	6 Month Warsaw Interbank Offered Rate	1.500%	PLN	88,000,000	(336,568)	09/16/2020	(864,545)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	5,000,000	(8,231)	09/16/2020	(28,912)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	4,000,000	1,463	09/16/2020	(31,177)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	4,000,000	(21,734)	09/16/2020	(7,980)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	2,000,000	(3,574)	09/16/2020	(11,283)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	2,000,000	3,587	09/16/2020	(18,444)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	2,000,000	3,773	09/16/2020	(18,631)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	2,000,000	3,818	09/16/2020	(18,675)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	3,000,000	(1,699)	09/16/2020	(20,587)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	3,000,000	4,618	09/16/2020	(26,904)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	4,000,000	(18,452)	09/16/2020	(11,262)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.000%	PLN	1,000,000	2,934	09/16/2020	(10,362)
CitiBank	6 Month Warsaw Interbank Offered Rate	2.500%	PLN	1,000,000	(1,634)	09/16/2020	426
CitiBank	6 Month Warsaw Interbank Offered Rate	2.500%	PLN	1,000,000	(537)	09/16/2020	(671)
CitiBank	2.000%	(6)	SGD	2,000,000	26,309	09/16/2020	(4,773)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CitiBank	2.000%	(6)	SGD	1,000,000	$ 6,446	09/16/2020	$ 4,322
CitiBank	2.000%	(6)	SGD	3,000,000	33,644	09/16/2020	(1,340)
CitiBank	2.000%	(6)	SGD	1,000,000	10,200	09/16/2020	568
CitiBank	2.000%	(6)	SGD	3,000,000	30,348	09/16/2020	1,956
CitiBank	2.000%	(6)	SGD	2,000,000	11,080	09/16/2020	10,455
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	22,400,000	(130,001)	09/16/2020	(111,201)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	19,200,000	(159,126)	09/16/2020	(47,618)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	2,000,000	(13,014)	09/16/2020	(8,522)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	1,000,000	(11,571)	09/16/2020	803
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	2,000,000	(10,367)	09/16/2020	(11,169)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	1,000,000	2,942	09/16/2020	(13,710)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	1,000,000	318	09/16/2020	(11,086)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	1,000,000	427	09/16/2020	(11,195)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	2,000,000	461	09/16/2020	(21,997)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	1,000,000	(10,099)	09/16/2020	(669)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	1,000,000	(10,124)	09/16/2020	(643)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	1,000,000	(1,427)	09/16/2020	(9,341)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	2,000,000	(15,050)	09/16/2020	(6,485)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	22,400,000	(132,886)	09/16/2020	(108,316)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	3,000,000	(29,511)	09/16/2020	(2,793)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	2,000,000	6,464	09/16/2020	(28,000)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.000%	ZAR	310,000,000	(278,411)	09/16/2020	(595,211)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	10,000,000	7,954	09/16/2020	(19,457)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	10,000,000	1,591	09/16/2020	(13,094)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	10,000,000	3,595	09/16/2020	(15,098)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	10,000,000	538	09/16/2020	(12,041)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	20,000,000	5,283	09/16/2020	(28,288)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	10,000,000	(10,422)	09/16/2020	(1,081)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	20,000,000	(4,981)	09/16/2020	(18,024)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared (continued)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	10,000,000	$ (5,192)	09/16/2020	$ (6,311)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	4,000,000	(4,214)	09/16/2020	(387)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	10,000,000	(994)	09/16/2020	(10,508)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	10,000,000	1,934	09/16/2020	(13,437)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	8.000%	ZAR	10,000,000	2,225	09/16/2020	2,951
CitiBank	7.500%	(7)	ZAR	20,000,000	(6,554)	09/16/2020	29,560
CitiBank	7.500%	(7)	ZAR	20,000,000	18,359	09/16/2020	4,647
CitiBank	7.500%	(7)	ZAR	10,000,000	8,582	09/16/2020	2,921
CitiBank	8.000%	(7)	ZAR	2,000,000	(997)	09/16/2020	(38)
CitiBank	8.000%	(7)	ZAR	2,000,000	(997)	09/16/2020	(38)

Over the Counter
CitiBank	1.871%	(4)	KRW*	1,000,000,000	—	09/16/2020	6,506
CitiBank	1.990%	(4)	KRW*	2,000,000,000	—	09/16/2020	2,884
CitiBank	1.992%	(4)	KRW*	1,000,000,000	—	09/16/2020	1,378
CitiBank	2.015%	(4)	KRW*	1,000,000,000	—	09/16/2020	378
CitiBank	2.120%	(4)	KRW*	2,000,000,000	—	09/16/2020	(8,179)
CitiBank	2.185%	(4)	KRW*	1,000,000,000	—	09/16/2020	(6,856)
CitiBank	2.210%	(4)	KRW*	3,000,000,000	—	09/16/2020	(23,758)
CitiBank	3 Month Korean Certificate of Deposit	1.815%	KRW*	1,000,000,000	—	09/16/2020	(8,889)
CitiBank	3 Month Korean Certificate of Deposit	1.845%	KRW*	1,000,000,000	—	09/16/2020	(7,612)
CitiBank	3 Month Korean Certificate of Deposit	1.850%	KRW*	1,000,000,000	—	09/16/2020	(7,400)
CitiBank	3 Month Korean Certificate of Deposit	1.860%	KRW*	2,000,000,000	—	09/16/2020	(13,948)
CitiBank	3 Month Korean Certificate of Deposit	1.888%	KRW*	1,000,000,000	—	09/16/2020	(5,804)
CitiBank	3 Month Korean Certificate of Deposit	1.898%	KRW*	2,000,000,000	—	09/16/2020	(10,757)
CitiBank	3 Month Korean Certificate of Deposit	1.960%	KRW*	2,000,000,000	—	09/16/2020	(5,437)
CitiBank	3 Month Korean Certificate of Deposit	1.998%	KRW*	1,000,000,000	—	09/16/2020	(1,123)
CitiBank	3 Month Korean Certificate of Deposit	2.005%	KRW*	20,800,000,000	—	09/16/2020	(16,720)
CitiBank	3 Month Korean Certificate of Deposit	2.018%	KRW*	2,000,000,000	—	09/16/2020	(544)
CitiBank	3 Month Korean Certificate of Deposit	2.020%	KRW*	1,000,000,000	—	09/16/2020	(166)
CitiBank	3 Month Korean Certificate of Deposit	2.049%	KRW*	1,000,000,000	—	09/16/2020	1,068
CitiBank	3 Month Korean Certificate of Deposit	2.050%	KRW*	15,600,000,000	—	09/16/2020	17,332
CitiBank	3 Month Korean Certificate of Deposit	2.059%	KRW*	15,600,000,000	—	09/16/2020	23,307

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY†	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Over the Counter (continued)
CitiBank	3 Month Korean Certificate of Deposit	2.065%	KRW*	2,000,000,000	$ —	09/16/2020	$ 3,499

					$(1,388,504)		$(2,486,908)

†	Forward effective date swap. (See Note 4).
*	Non-deliverable swap. (See Note 4).
(1)	6 Month Prague Interbank Offered Rate
(2)	3 Month Hong Kong Interbank Offered Rate
(3)	6 Month Budapest Interbank Offered Rate
(4)	3 Month Korean Certificate of Deposit
(5)	6 Month Warsaw Interbank Offered Rate
(6)	6 Month Singapore Interbank Offered Rate
(7)	3 Month Johannesburg Interbank Agreed Rate

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International PLC	Bovespa Index August Futures	8/2015	BRL	10,842,642	$(26,358)
CitiBank	Brent Crude August Futures^	9/2015	USD	5,152,672	(85,587)
CitiBank	Brent Crude August Futures^	9/2015	USD	(5,078,120)	11,057
Merrill Lynch	Brent Crude August Futures^	9/2015	USD	(3,510,860)	47,294
Merrill Lynch	Brent Crude August Futures^	9/2015	USD	3,520,800	(57,229)
CitiBank	Brent Crude July Futures^	8/2015	USD	(5,355,940)	77,961
CitiBank	Brent Crude July Futures^	8/2015	USD	5,628,479	(350,469)
Merrill Lynch	Brent Crude July Futures^	8/2015	USD	(3,488,940)	55,076
Merrill Lynch	Brent Crude July Futures^	8/2015	USD	3,652,020	(218,143)
CitiBank	Cocoa September Futures^	8/2015	USD	(1,252,631)	(22,273)
CitiBank	Cocoa September Futures^	8/2015	USD	1,517,121	84,667
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	1,713,628	(75,155)
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	(1,605,347)	(33,093)
CitiBank	Corn December Futures^	11/2015	USD	788,603	117,548
CitiBank	Corn September Futures^	8/2015	USD	(2,155,655)	(249,652)
CitiBank	Corn September Futures^	8/2015	USD	2,240,813	164,527
CitiBank	Cotton No. 2 December Futures^	11/2015	USD	754,688	26,278
Merrill Lynch	Gas Oil August Futures^	8/2015	USD	2,498,085	(21,281)
Merrill Lynch	Gas Oil August Futures^	8/2015	USD	(2,558,500)	81,685
Merrill Lynch	Gas Oil July Futures^	7/2015	USD	2,348,875	118,243
Merrill Lynch	Gas Oil July Futures^	7/2015	USD	(2,484,825)	17,199
Merrill Lynch	Gas Oil September Futures^	9/2015	USD	2,574,625	(82,750)
Merrill Lynch	Gas Oil September Futures^	9/2015	USD	(2,543,450)	51,584
Deutsche Bank	Gasoline RBOB August Futures^	7/2015	USD	(2,097,453)	31,658
Deutsche Bank	Gasoline RBOB August Futures^	7/2015	USD	2,007,922	57,873
Merrill Lynch	Gold 100 OZ August Futures^	7/2015	USD	14,255,400	(202,474)
Merrill Lynch	Gold 100 OZ August Futures^	7/2015	USD	(14,278,800)	225,871
Bank of America	Hang Seng Index July Futures	7/2015	HKD	28,626,761	(143,507)
Deutsche Bank	Heating Oil ULSD July Futures^	7/2015	USD	(1,793,923)	47,655
Deutsche Bank	Heating Oil ULSD July Futures^	7/2015	USD	1,832,711	(86,443)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	H-SHARES Index July Futures	7/2015	HKD	27,733,521	$ (159,592)
Goldman Sachs	H-SHARES Index July Futures	7/2015	HKD	16,756,831	(77,466)
Morgan Stanley and Co., International PLC	H-SHARES Index July Futures	7/2015	HKD	56,142,563	(322,959)
Deutsche Bank	Lean Hogs August Futures^	8/2015	USD	1,259,831	(69,831)
Merrill Lynch	Lean Hogs August Futures^	8/2015	USD	349,228	(21,978)
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	1,349,510	(130,310)
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	(1,272,975)	53,775
Merrill Lynch	Lean Hogs July Futures^	7/2015	USD	(352,000)	16,719
Merrill Lynch	Lean Hogs July Futures^	7/2015	USD	362,900	(27,619)
Deutsche Bank	Live Cattle August Futures^	8/2015	USD	6,295,134	(194,444)
Merrill Lynch	Live Cattle August Futures^	8/2015	USD	3,537,820	(102,480)
CitiBank	LME Aluminum December Futures^	12/2015	USD	(563,225)	7,313
CitiBank	LME Aluminum December Futures^	12/2015	USD	11,465,675	(390,188)
CitiBank	LME Aluminum September Futures^	9/2015	USD	(12,534,550)	530,706
CitiBank	LME Aluminum September Futures^	9/2015	USD	13,050,775	(1,046,931)
CitiBank	LME Copper December Futures^	12/2015	USD	(3,217,825)	40,750
CitiBank	LME Copper December Futures^	12/2015	USD	13,390,875	(393,750)
CitiBank	LME Copper September Futures^	9/2015	USD	(13,682,275)	426,800
CitiBank	LME Copper September Futures^	9/2015	USD	13,700,125	(444,650)
CitiBank	LME Lead December Futures^	12/2015	USD	(227,750)	7,094
CitiBank	LME Lead December Futures^	12/2015	USD	1,063,700	(92,813)
CitiBank	LME Lead September Futures^	9/2015	USD	(1,108,888)	97,894
CitiBank	LME Lead September Futures^	9/2015	USD	1,065,775	(54,781)
CitiBank	LME Nickel December Futures^	12/2015	USD	403,380	(42,840)
CitiBank	LME Nickel September Futures^	9/2015	USD	1,768,788	(260,379)
CitiBank	LME Nickel September Futures^	9/2015	USD	(1,692,150)	183,741
CitiBank	LME Zinc December Futures^	12/2015	USD	(627,500)	25,700
CitiBank	LME Zinc December Futures^	12/2015	USD	5,310,750	(446,200)
CitiBank	LME Zinc September Futures^	9/2015	USD	5,084,400	(188,075)
CitiBank	LME Zinc September Futures^	9/2015	USD	(5,343,513)	447,188
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index July Futures	7/2015	USD	7,249,632	(129,792)
CitiBank	Natural Gas August Futures^	9/2015	USD	1,005,550	(10,845)
CitiBank	Natural Gas August Futures^	9/2015	USD	(970,550)	(24,140)
CitiBank	Natural Gas July Futures^	8/2015	USD	1,960,200	(91,063)
CitiBank	Natural Gas July Futures^	8/2015	USD	(1,873,530)	4,409
CitiBank	Natural Gas June Futures^	7/2015	USD	(2,584,670)	116,658
CitiBank	Natural Gas June Futures^	7/2015	USD	2,332,690	135,278
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index July Futures	7/2015	USD	2,455,045	9,998
CitiBank	Soybean January Futures^	12/2015	USD	(1,112,642)	(137,814)
CitiBank	Soybean January Futures^	12/2015	USD	6,643,959	806,696
CitiBank	Soybean Meal December Futures^	11/2015	USD	1,684,437	249,803
Deutsche Bank	Soybean Meal December Futures^	11/2015	USD	210,155	31,625
Merrill Lynch	Soybean Meal December Futures^	12/2015	USD	1,238,160	212,520
CitiBank	Soybean November Futures^	10/2015	USD	8,728,689	865,000
CitiBank	Soybean November Futures^	10/2015	USD	(8,521,795)	(1,071,685)
Morgan Stanley and Co., International PLC	Swiss Market Index September Futures	9/2015	CHF	4,087,687	(46,900)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International PLC	Taiwan Stock Exchange July Futures	7/2015	TWD	1,826,481	$ 516
CitiBank	Wheat December Futures^	11/2015	USD	964,845	154,755
Merrill Lynch	Wheat December Futures^	12/2015	USD	899,300	158,100
CitiBank	Wheat September Futures^	11/2015	USD	1,585,093	292,837
CitiBank	Wheat September Futures^	11/2015	USD	(1,545,276)	(332,639)
CitiBank	WTI Crude July Futures^	8/2015	USD	(10,089,360)	(198,922)
CitiBank	WTI Crude July Futures^	8/2015	USD	10,523,590	(235,247)

					$(2,308,696)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
144	Goldman Sachs	Brent Crude Futures^	8/2015	$9,282,307	$9,236,161	$(46,146)
36	Goldman Sachs	Brent Crude Futures^	9/2015	2,314,362	2,328,120	13,758
24	Morgan Stanley and Co., International PLC	Cocoa Futures^	9/2015	772,372	784,560	12,188
54	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	9/2015	2,679,420	2,681,100	1,680
298	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	5,649,207	6,429,350	780,143
25	Morgan Stanley and Co., International PLC	Cotton No. 2 Futures^	12/2015	813,431	848,875	35,444
5	Morgan Stanley and Co., International PLC	Feeder Cattle Futures^	8/2015	516,188	536,813	20,625
90	Goldman Sachs	Gas Oil Futures^	9/2015	5,311,895	5,215,500	(96,395)
35	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	8/2015	2,910,266	2,939,559	29,293
180	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	8/2015	21,404,093	21,092,400	(311,693)
31	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	8/2015	2,448,279	2,479,399	31,120
8	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	8/2015	249,186	238,000	(11,186)
15	Morgan Stanley and Co., International PLC	Live Cattle Futures^	8/2015	918,012	888,450	(29,562)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
59	Morgan Stanley and Co., International PLC	Natural Gas Futures^	8/2015	$ 1,656,753	$ 1,676,780	$ 20,027
51	Morgan Stanley and Co., International PLC	Silver Futures^	9/2015	4,079,453	3,973,155	(106,298)
8	Morgan Stanley and Co., International PLC	Soybean Futures^	1/2016	384,586	416,900	32,314
11	Morgan Stanley and Co., International PLC	Soybean Meal Futures^	12/2015	329,909	379,940	50,031
178	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	3,546,047	3,638,676	92,629
369	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	9/2015	4,997,353	5,153,602	156,249
86	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	2,277,628	2,674,600	396,972
353	Morgan Stanley and Co., International PLC	WTI Crude Futures^	8/2015	21,588,504	21,119,990	(468,514)
54	Barclays Capital	CAC40 Index Futures	7/2015	2,956,914	2,881,564	(75,350)
13	Barclays Capital	DAX Index Futures	9/2015	3,977,702	3,986,132	8,430
70	Barclays Capital	E-Mini Russell 2000 Futures	9/2015	8,815,846	8,752,800	(63,046)
281	Barclays Capital	Euro Stoxx 50 Index	9/2015	10,803,757	10,764,055	(39,702)
82	Barclays Capital	FTSE 100 Index Futures	9/2015	8,623,832	8,367,032	(256,800)
68	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2015	2,579,593	2,584,515	4,922
27	Barclays Capital	Hang Seng Index Futures	7/2015	4,725,611	4,563,655	(161,956)
16	Barclays Capital	H-SHARES Index Futures	7/2015	1,394,763	1,333,926	(60,837)
11	Barclays Capital	IBEX 35 Index Futures	7/2015	1,342,786	1,321,364	(21,422)
54	Barclays Capital	KOSPI Index 200 Futures	9/2015	6,161,934	6,105,832	(56,102)
3	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2015	103,082	102,690	(392)
862	Barclays Capital	S&P 500 E-Mini Futures	9/2015	89,876,460	88,544,640	(1,331,820)
69	Barclays Capital	S&P MID 400 E-Mini Futures	9/2015	10,523,116	10,336,890	(186,226)
18	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	2,465,394	2,432,377	(33,017)
39	Barclays Capital	SPI 200 Index Futures	9/2015	4,156,766	4,059,954	(96,812)
133	Barclays Capital	TOPIX Index Futures	9/2015	17,959,630	17,719,206	(240,424)
108	J.P. Morgan	Australia 10-Year Bond Futures	9/2015	10,386,883	10,437,709	50,826
139	Goldman Sachs	Canadian 10-Year Bond Futures	9/2015	15,490,460	15,580,464	90,004
408	Goldman Sachs	Euro - Bund Futures	9/2015	70,304,598	69,138,535	(1,166,063)
68	Goldman Sachs	Long Gilt Futures	9/2015	12,394,060	12,365,171	(28,889)
1,681	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	9/2015	213,477,707	212,094,922	(1,382,785)

				$592,650,145	$588,205,363	$(4,444,782)

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	32,850,000	$10,013,503	$10,275,003	$261,500
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	32,850,000	10,013,504	10,275,003	261,499
Chinese Renminbi, Expiring 09/16/15*	CitiBank	CNY	80,832,500	12,947,692	12,944,500	(3,192)
Chinese Renminbi, Expiring 09/16/15*	Credit Suisse International	CNY	80,832,500	12,948,090	12,944,500	(3,590)
Euro, Expiring 09/16/15	CitiBank	EUR	8,536,500	9,638,531	9,527,303	(111,228)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	10,011,608	11,304,937	11,173,622	(131,315)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	4,015,101	6,269,927	6,305,206	35,279
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	2,660,000	342,971	343,129	158
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	4,344,000	560,159	560,358	199
Hungarian Forint, Expiring 09/16/15	CitiBank	HUF	2,174,536,500	7,751,404	7,675,769	(75,635)
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	2,344,204,500	8,359,002	8,274,670	(84,332)
Indian Rupee, Expiring 09/16/15*	CitiBank	INR	489,490,500	7,534,646	7,568,387	33,741
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	489,490,500	7,534,646	7,568,387	33,741
Korean Won, Expiring 09/16/15*	CitiBank	KRW	13,017,659,500	11,709,995	11,649,712	(60,283)
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	13,017,659,499	11,709,996	11,649,712	(60,284)
Mexican Peso, Expiring 09/17/15	CitiBank	MXN	121,506,000	7,840,286	7,688,010	(152,276)
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	121,506,000	7,840,416	7,688,010	(152,406)
Poland Zloty, Expiring 09/16/15	CitiBank	PLN	45,373,000	12,165,203	12,042,158	(123,045)
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	45,373,000	12,165,232	12,042,157	(123,075)
Turkish Lira, Expiring 09/16/15	CitiBank	TRY	35,241,500	12,768,953	12,862,768	93,815
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	35,241,500	12,777,076	12,862,768	85,692
South African Rand, Expiring 09/16/15	CitiBank	ZAR	92,771,501	7,394,098	7,522,780	128,682
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	92,771,501	7,394,026	7,522,780	128,754

				$208,984,293	$208,966,692	$(17,601)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	(1,393,000)	$(423,066)	$(435,710)	$(12,644)
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	(1,393,000)	(423,066)	(435,710)	(12,644)
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	(34,500)	(37,028)	(37,012)	16
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(416,500)	(452,426)	(446,830)	5,596
Chinese Renminbi, Expiring 09/16/15*	CitiBank	CNY	(8,489,000)	(1,358,460)	(1,359,426)	(966)
Chinese Renminbi, Expiring 09/16/15*	Credit Suisse International	CNY	(8,489,000)	(1,358,443)	(1,359,426)	(983)
Euro, Expiring 09/16/15	CitiBank	EUR	(81,246,361)	(90,746,568)	(90,676,356)	70,212
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(83,262,114)	(93,013,317)	(92,926,069)	87,248
British Pound, Expiring 09/16/15	CitiBank	GBP	(9,573,131)	(14,571,047)	(15,033,386)	(462,339)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	(10,713,794)	(16,324,588)	(16,824,652)	(500,064)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(4,551,000)	(586,981)	(587,060)	(79)
Hungarian Forint, Expiring 09/16/15	CitiBank	HUF	(850,980,500)	(3,021,521)	(3,003,827)	17,694
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	(850,980,500)	(3,021,981)	(3,003,827)	18,154
Indian Rupee, Expiring 09/16/15*	CitiBank	INR	(54,117,500)	(830,910)	(836,752)	(5,842)
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	(54,117,500)	(830,910)	(836,752)	(5,842)
Korean Won, Expiring 09/16/15*	CitiBank	KRW	(3,462,481,500)	(3,098,117)	(3,098,629)	(512)
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	(3,462,481,500)	(3,098,266)	(3,098,629)	(363)
Mexican Peso, Expiring 09/17/15	CitiBank	MXN	(46,397,000)	(2,948,048)	(2,935,663)	12,385
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	(46,397,000)	(2,948,072)	(2,935,663)	12,409
Poland Zloty, Expiring 09/16/15	CitiBank	PLN	(17,752,000)	(4,735,209)	(4,711,445)	23,764
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	(18,316,000)	(4,887,855)	(4,861,133)	26,722
Turkish Lira, Expiring 09/16/15	CitiBank	TRY	(7,736,000)	(2,739,353)	(2,823,556)	(84,203)
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	(7,736,000)	(2,739,172)	(2,823,556)	(84,384)
South African Rand, Expiring 09/16/15	CitiBank	ZAR	(24,018,000)	(1,908,173)	(1,947,604)	(39,431)
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	(24,018,000)	(1,909,417)	(1,947,604)	(38,187)

				(258,011,994)	(258,986,277)	(974,283)

				$(49,027,701)	$(50,019,585)	$(991,884)

*	Non-deliverable forward. (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY FUND

BRL - Brazilian Real

CHF - Swiss Franc

CNY - Chinese Renminbi

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Money Market Funds	$542,082	$—	$542,082

Barclays Capital
Cash	—	13,974,020	13,974,020

Citibank
Cash	—	13,358,040	13,358,040
Money Market Funds	3,600,004	—	3,600,004

Credit Suisse International
Money Market Funds	1,260,015	—	1,260,015

Goldman Sachs
Cash	—	1,139,561	1,139,561
Money Market Funds	480,000	—	480,000
U.S. Treasury Bills	—	2,469,932	2,469,932

J.P. Morgan
Cash	—	255,092	255,092

Merrill Lynch
Money Market Funds	72	—	72

Morgan Stanley and Co., International PLC
Cash	—	3,828,438	3,828,438
Money Market Funds	4,971,660	—	4,971,660

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$4,220,136	$—	$4,220,136

Deutsche Bank
Money Market Funds	240,036	—	240,036

Goldman Sachs
Cash	—	488,531	488,531
U.S. Treasury Bills	—	1,094,312	1,094,312

J.P. Morgan
Cash	—	(18)	(18)

Merrill Lynch
Money Market Funds	1,260,363	—	1,260,363

Morgan Stanley and Co., International PLC
Cash	—	9,443,927	9,443,927

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

GOVERNMENT RELATED OBLIGATIONS - 25.1%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Sovereign Debt - 25.1%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	2,594	$3,083,029
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	2,247	2,608,470
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,164	1,460,847
France Government Bond OAT (France)	0.250%	07/25/18	EUR	948	1,099,416
France Government Bond OAT (France)	0.250%	07/25/24	EUR	407	481,346
France Government Bond OAT (France)	1.100%	07/25/22	EUR	870	1,086,073
France Government Bond OAT (France)	1.300%	07/25/19	EUR	2,214	2,700,802
France Government Bond OAT (France)	2.100%	07/25/23	EUR	331	446,536
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	362	614,528
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	1,242	2,370,216

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $16,984,810)					15,951,263

U.S. TREASURY OBLIGATIONS - 36.6%
U.S. Treasury Inflation Protected Securities - 36.6%
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/18	USD	6,340	6,591,080
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/19	USD	5,940	6,075,582
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	2,370	2,303,053
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	3,000	2,939,399
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	2,240	2,285,548
U.S. Treasury Inflation Protected Securities	0.625%	01/15/24	USD	1,740	1,794,426
U.S. Treasury Inflation Protected Securities (a)	2.125%	01/15/19	USD	1,070	1,283,881

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,325,916)					23,272,969

MONEY MARKET FUNDS - 36.3%				SHARES
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (b)^				240,016	240,016
Dreyfus Treasury Cash Management, Class I, 0.010% (b)^				960,066	960,066
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)^				19,481,299	19,481,299
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)(c)^				1,210,028	1,210,028
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)^				1,200,082	1,200,082

TOTAL MONEY MARKET FUNDS (cost $23,091,491)					23,091,491

SHORT-TERM INVESTMENTS - 16.3%				PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.063%, 08/06/2015 (d)				$1,113	1,113,000
U.S. Treasury Bill, 0.072%, 07/30/2015 (d)^				3,500	3,499,944
U.S. Treasury Bill, 0.083%, 10/01/2015 (d)				815	814,963
U.S. Treasury Bill, 0.083%, 11/19/2015 (d)(e)				1,361	1,360,853
U.S. Treasury Bill, 0.083%, 11/19/2015 (d)^				2,522	2,522,728
U.S. Treasury Bill, 0.085%, 11/27/2015 (d)^				250	249,964
U.S. Treasury Bill, 0.096%, 10/08/2015 (d)				815	814,972

TOTAL SHORT-TERM INVESTMENTS (cost $10,374,987)					10,376,424

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 114.3% (cost $73,777,204)					72,692,147

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.3%) (f)					(9,112,936)

NET ASSETS - 100.0%					$63,579,211

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

All securities are United States companies, unless noted otherwise in parentheses.

(a)	On June 30, 2015, securities valued at $13,950,543 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	A portion of the security is pledged as collateral to the brokers for futures contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Reverse repurchase agreements at June 30, 2015:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
BNP Paribas Corp.	6/12/2015	0.33%	7/15/2015	$1,278,650
CitiBank	6/25/2015	0.32%	7/15/2015	103,231
CitiBank	6/12/2015	0.32%	7/15/2015	6,330,770
CitiBank	6/18/2015	0.32%	7/15/2015	104,000
J.P. Morgan Securities, Inc.	6/18/2015	0.30%	7/15/2015	101,250
J.P. Morgan Securities, Inc.	6/25/2015	0.32%	7/15/2015	101,000
J.P. Morgan Securities, Inc.	6/12/2015	0.32%	7/15/2015	5,783,050

				$13,801,951

The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2015 was $13,562,186 at a net weighted average interest rate of 0.241%.

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index August Futures	8/2015	BRL	2,441,575	$(6,578)
Deutsche Bank	Brent Crude August Futures^	8/2015	USD	197,280	(4,860)
Deutsche Bank	Brent Crude August Futures^	8/2015	USD	(194,810)	2,390
CitiBank	Brent Crude August Futures^	9/2015	USD	1,174,027	(19,501)
CitiBank	Brent Crude August Futures^	9/2015	USD	(1,157,040)	2,519
Deutsche Bank	Brent Crude July Futures^	7/2015	USD	611,352	(39,042)
Deutsche Bank	Brent Crude July Futures^	7/2015	USD	(586,710)	14,400
CitiBank	Brent Crude July Futures^	8/2015	USD	1,220,634	(76,005)
CitiBank	Brent Crude July Futures^	8/2015	USD	(1,163,160)	18,538
CitiBank	Cocoa September Futures^	8/2015	USD	(64,330)	(1,050)
CitiBank	Cocoa September Futures^	8/2015	USD	128,080	2,679
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	207,713	(9,110)
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	(194,588)	(4,011)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Corn December Futures^	11/2015	USD	206,539	$ 30,786
CitiBank	Corn September Futures^	8/2015	USD	(353,905)	(46,978)
CitiBank	Corn September Futures^	8/2015	USD	373,469	27,421
CitiBank	Cotton No. 2 December Futures^	11/2015	USD	131,250	4,570
CitiBank	Gas Oil August Futures^	8/2015	USD	514,350	9,538
CitiBank	Gas Oil August Futures^	8/2015	USD	(533,025)	9,132
CitiBank	Gas Oil July Futures^	7/2015	USD	494,001	27,863
CitiBank	Gas Oil July Futures^	7/2015	USD	(511,200)	(10,665)
CitiBank	Gas Oil September Futures^	9/2015	USD	(534,375)	7,409
CitiBank	Gas Oil September Futures^	9/2015	USD	536,625	(9,658)
Deutsche Bank	Gasoline RBOB July Futures^	7/2015	USD	250,990	7,234
Deutsche Bank	Gasoline RBOB July Futures^	7/2015	USD	(262,282)	4,057
Barclays Capital	Gold 100 OZ August Futures^	7/2015	USD	(1,069,110)	14,486
Barclays Capital	Gold 100 OZ August Futures^	7/2015	USD	1,071,360	(16,736)
Bank of America	Hang Seng Index July Futures	7/2015	HKD	2,726,182	(13,645)
Goldman Sachs	Hang Seng Index July Futures	7/2015	HKD	2,725,203	(13,518)
Deutsche Bank	Heating Oil ULSD July Futures^	7/2015	USD	333,220	(15,717)
Deutsche Bank	Heating Oil ULSD July Futures^	7/2015	USD	(326,168)	8,665
Bank of America	H-SHARES Index July Futures	7/2015	HKD	4,058,107	(23,296)
Goldman Sachs	H-SHARES Index July Futures	7/2015	HKD	8,715,308	(40,509)
Deutsche Bank	Lean Hogs August Futures^	8/2015	USD	280,677	(12,927)
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	(254,490)	10,650
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	268,678	(24,838)
Deutsche Bank	Live Cattle August Futures^	8/2015	USD	1,161,449	(36,079)
CitiBank	LME Aluminum December Futures^	12/2015	USD	177,100	(6,050)
CitiBank	LME Aluminum September Futures^	9/2015	USD	(174,750)	6,275
CitiBank	LME Aluminum September Futures^	9/2015	USD	182,800	(14,325)
CitiBank	LME Copper December Futures^	12/2015	USD	446,362	(13,125)
CitiBank	LME Copper September Futures^	9/2015	USD	443,962	(11,719)
CitiBank	LME Copper September Futures^	9/2015	USD	(445,650)	13,406
CitiBank	LME Nickel September Futures^	9/2015	USD	84,228	(12,399)
CitiBank	LME Nickel September Futures^	9/2015	USD	(79,080)	7,251
CitiBank	LME Zinc December Futures^	12/2015	USD	219,000	(18,400)
CitiBank	LME Zinc September Futures^	9/2015	USD	207,700	(7,850)
CitiBank	LME Zinc September Futures^	9/2015	USD	(218,050)	18,200
Goldman Sachs	MSCI Taiwan Stock Index July Futures	7/2015	USD	864,977	(9,226)
CitiBank	Natural Gas August Futures^	9/2015	USD	229,840	(2,479)
CitiBank	Natural Gas August Futures^	9/2015	USD	(221,840)	(5,518)
CitiBank	Natural Gas July Futures^	8/2015	USD	237,600	(11,038)
CitiBank	Natural Gas July Futures^	8/2015	USD	(228,560)	2,000
CitiBank	Natural Gas June Futures^	7/2015	USD	209,680	12,160
CitiBank	Natural Gas June Futures^	7/2015	USD	(235,600)	13,760
Goldman Sachs	SGX S&P CNX Nifty Index July Futures	7/2015	USD	433,550	2,444
CitiBank	Soybean January Futures^	12/2015	USD	418,151	50,861
Deutsche Bank	Soybean January Futures^	12/2015	USD	463,844	57,281
CitiBank	Soybean Meal December Futures^	11/2015	USD	301,142	44,258
Deutsche Bank	Soybean Meal December Futures^	11/2015	USD	179,620	27,620
CitiBank	Soybean November Futures^	10/2015	USD	425,474	41,247
CitiBank	Soybean November Futures^	10/2015	USD	(414,788)	(51,923)
Deutsche Bank	Soybean November Futures^	10/2015	USD	(460,094)	(58,531)
Deutsche Bank	Soybean November Futures^	10/2015	USD	473,098	45,528
Goldman Sachs	Swiss Market Index September Futures	9/2015	CHF	892,103	(13,964)
Goldman Sachs	Taiwan Stock Exchange July Futures	7/2015	TWD	18,171,559	8,180
CitiBank	Wheat December Futures^	11/2015	USD	187,609	30,091
Deutsche Bank	Wheat December Futures^	11/2015	USD	132,000	23,500
CitiBank	Wheat September Futures^	8/2015	USD	204,123	42,162
CitiBank	Wheat September Futures^	8/2015	USD	(206,609)	(39,677)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	WTI Crude July Futures^	8/2015	USD	1,946,560	$ (43,514)
CitiBank	WTI Crude July Futures^	8/2015	USD	(1,866,240)	(36,795)

					$(132,695)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
28	Goldman Sachs	Brent Crude Futures^	8/2015	$1,798,825	$1,795,920	$(2,905)
7	Goldman Sachs	Brent Crude Futures^	9/2015	450,015	452,690	2,675
4	Morgan Stanley and Co., International PLC	Cocoa Futures^	9/2015	127,719	130,761	3,042
10	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	9/2015	504,033	496,500	(7,533)
55	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	1,041,379	1,186,625	145,246
6	Morgan Stanley and Co., International PLC	Cotton No. 2 Futures^	12/2015	195,095	203,730	8,635
1	Morgan Stanley and Co., International PLC	Feeder Cattle Futures^	8/2015	103,238	107,363	4,125
17	Goldman Sachs	Gas Oil Futures^	9/2015	1,004,532	985,150	(19,382)
7	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	8/2015	584,545	587,912	3,367
32	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	8/2015	3,801,689	3,749,760	(51,929)
6	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	8/2015	475,058	479,884	4,826
4	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	8/2015	125,288	119,000	(6,288)
13	Morgan Stanley and Co., International PLC	Live Cattle Futures^	8/2015	795,610	769,990	(25,620)
1	J.P. Morgan	LME Aluminum Futures^	7/2015	44,555	41,275	(3,280)
3	J.P. Morgan	LME Aluminum Futures^	7/2015	132,984	124,106	(8,878)
7	J.P. Morgan	LME Aluminum Futures^	7/2015	321,249	290,320	(30,929)
1	J.P. Morgan	LME Aluminum Futures^	7/2015	48,080	41,652	(6,428)
1	J.P. Morgan	LME Aluminum Futures^	8/2015	47,377	41,737	(5,640)
2	J.P. Morgan	LME Aluminum Futures^	8/2015	89,155	83,763	(5,392)
1	J.P. Morgan	LME Aluminum Futures^	9/2015	43,520	42,064	(1,456)
48	J.P. Morgan	LME Aluminum Futures^	9/2015	2,175,094	2,021,700	(153,394)
2	J.P. Morgan	LME Aluminum Futures^	9/2015	85,605	84,273	(1,332)
1	J.P. Morgan	LME Aluminum Futures^	9/2015	42,743	42,217	(526)
42	J.P. Morgan	LME Aluminum Futures^	12/2015	1,867,585	1,796,025	(71,560)
1	J.P. Morgan	LME Copper Futures^	7/2015	150,269	143,906	(6,363)
1	J.P. Morgan	LME Copper Futures^	7/2015	158,024	143,946	(14,078)
2	J.P. Morgan	LME Copper Futures^	8/2015	312,845	288,025	(24,820)
1	J.P. Morgan	LME Copper Futures^	8/2015	152,452	144,049	(8,403)
2	J.P. Morgan	LME Copper Futures^	9/2015	298,505	288,174	(10,331)
15	J.P. Morgan	LME Copper Futures^	9/2015	2,221,434	2,161,219	(60,215)
2	J.P. Morgan	LME Copper Futures^	9/2015	288,506	288,113	(393)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
14	J.P. Morgan	LME Copper Futures^	12/2015	$ 2,056,423	$ 2,021,775	$ (34,648)
1	J.P. Morgan	LME Lead Futures^	7/2015	50,301	43,734	(6,567)
4	J.P. Morgan	LME Lead Futures^	9/2015	186,424	175,826	(10,598)
1	J.P. Morgan	LME Lead Futures^	9/2015	45,265	43,963	(1,302)
4	J.P. Morgan	LME Lead Futures^	12/2015	192,822	176,525	(16,297)
3	J.P. Morgan	LME Nickel Futures^	9/2015	254,031	215,487	(38,544)
1	J.P. Morgan	LME Nickel Futures^	12/2015	80,960	72,108	(8,852)
1	J.P. Morgan	LME Zinc Futures^	7/2015	52,528	49,894	(2,634)
1	J.P. Morgan	LME Zinc Futures^	8/2015	58,703	49,837	(8,866)
1	J.P. Morgan	LME Zinc Futures^	9/2015	53,752	49,966	(3,786)
13	J.P. Morgan	LME Zinc Futures^	9/2015	673,866	649,512	(24,354)
1	J.P. Morgan	LME Zinc Futures^	9/2015	51,103	49,975	(1,128)
13	J.P. Morgan	LME Zinc Futures^	12/2015	700,366	651,950	(48,416)
14	Morgan Stanley and Co., International PLC	Natural Gas Futures^	8/2015	393,514	397,880	4,366
10	Morgan Stanley and Co., International PLC	Silver Futures^	9/2015	799,836	779,050	(20,786)
7	Morgan Stanley and Co., International PLC	Soybean Futures^	1/2016	327,698	364,787	37,089
5	Morgan Stanley and Co., International PLC	Soybean Meal Futures^	12/2015	149,050	172,700	23,650
33	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	657,495	674,586	17,091
69	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	9/2015	935,142	963,682	28,540
17	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	452,138	528,700	76,562
62	Morgan Stanley and Co., International PLC	WTI Crude Futures^	8/2015	3,793,001	3,709,460	(83,541)
12	Barclays Capital	CAC40 Index Futures	7/2015	654,767	640,347	(14,420)
3	Barclays Capital	DAX Index Futures	9/2015	928,447	919,877	(8,570)
15	Barclays Capital	E-Mini Russell 2000 Futures	9/2015	1,888,782	1,875,600	(13,182)
58	Barclays Capital	Euro Stoxx 50 Index	9/2015	2,235,169	2,221,762	(13,407)
19	Barclays Capital	FTSE 100 Index Futures	9/2015	1,991,360	1,938,702	(52,658)
15	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2015	568,795	570,113	1,318
4	Barclays Capital	Hang Seng Index Futures	7/2015	699,665	676,097	(23,568)
15	Barclays Capital	H-SHARES Index Futures	7/2015	1,303,034	1,250,556	(52,478)
2	Barclays Capital	IBEX 35 Index Futures	7/2015	241,424	240,248	(1,176)
12	Barclays Capital	KOSPI Index 200 Futures	9/2015	1,369,508	1,356,851	(12,657)
1	Barclays Capital	MSCI Taiwan Stock Index Futures	7/2015	34,361	34,230	(131)
184	Barclays Capital	S&P 500 E-Mini Futures	9/2015	19,198,439	18,900,480	(297,959)
15	Barclays Capital	S&P MID 400 E-Mini Futures	9/2015	2,287,264	2,247,150	(40,114)
4	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	546,943	540,529	(6,414)
5	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2015	83,630	83,845	215
9	Barclays Capital	SPI 200 Index Futures	9/2015	958,883	936,913	(21,970)
27	Barclays Capital	TOPIX Index Futures	9/2015	3,647,375	3,597,132	(50,243)
22	J.P. Morgan	Australia 10-Year Bond Futures	9/2015	2,115,826	2,126,200	10,374
28	Goldman Sachs	Canadian 10-Year Bond Futures	9/2015	3,120,051	3,138,511	18,460
98	Goldman Sachs	Euro - Bund Futures	9/2015	16,920,400	16,606,806	(313,594)
18	Goldman Sachs	Long Gilt Futures	9/2015	3,292,734	3,273,134	(19,600)
345	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	9/2015	43,802,618	43,529,297	(273,321)

				139,340,901	137,677,626	(1,663,275)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
1	J.P. Morgan	LME Aluminum Futures^	7/2015	$(44,498)	$(41,275)	$3,223
3	J.P. Morgan	LME Aluminum Futures^	7/2015	(133,091)	(124,107)	8,984
7	J.P. Morgan	LME Aluminum Futures^	7/2015	(321,808)	(290,320)	31,488
1	J.P. Morgan	LME Aluminum Futures^	7/2015	(47,747)	(41,652)	6,095
1	J.P. Morgan	LME Aluminum Futures^	8/2015	(47,716)	(41,737)	5,979
2	J.P. Morgan	LME Aluminum Futures^	8/2015	(88,998)	(83,763)	5,235
1	J.P. Morgan	LME Aluminum Futures^	9/2015	(43,623)	(42,064)	1,559
48	J.P. Morgan	LME Aluminum Futures^	9/2015	(2,114,323)	(2,021,700)	92,623
2	J.P. Morgan	LME Aluminum Futures^	9/2015	(85,908)	(84,273)	1,635
1	J.P. Morgan	LME Aluminum Futures^	9/2015	(43,073)	(42,218)	855
2	J.P. Morgan	LME Aluminum Futures^	12/2015	(86,845)	(85,525)	1,320
1	J.P. Morgan	LME Copper Futures^	7/2015	(152,023)	(143,907)	8,116
1	J.P. Morgan	LME Copper Futures^	7/2015	(159,198)	(143,946)	15,252
2	J.P. Morgan	LME Copper Futures^	8/2015	(313,270)	(288,025)	25,245
1	J.P. Morgan	LME Copper Futures^	8/2015	(152,715)	(144,049)	8,666
2	J.P. Morgan	LME Copper Futures^	9/2015	(297,983)	(288,174)	9,809
15	J.P. Morgan	LME Copper Futures^	9/2015	(2,204,368)	(2,161,218)	43,150
2	J.P. Morgan	LME Copper Futures^	9/2015	(289,070)	(288,113)	957
4	J.P. Morgan	LME Copper Futures^	12/2015	(588,014)	(577,650)	10,364
1	J.P. Morgan	LME Lead Futures^	7/2015	(50,898)	(43,735)	7,163
4	J.P. Morgan	LME Lead Futures^	9/2015	(191,990)	(175,825)	16,165
1	J.P. Morgan	LME Lead Futures^	9/2015	(45,361)	(43,962)	1,399
1	J.P. Morgan	LME Lead Futures^	12/2015	(45,497)	(44,131)	1,366
3	J.P. Morgan	LME Nickel Futures^	9/2015	(241,061)	(215,487)	25,574
1	J.P. Morgan	LME Zinc Futures^	7/2015	(52,998)	(49,894)	3,104
1	J.P. Morgan	LME Zinc Futures^	8/2015	(58,247)	(49,837)	8,410
1	J.P. Morgan	LME Zinc Futures^	9/2015	(53,720)	(49,966)	3,754
13	J.P. Morgan	LME Zinc Futures^	9/2015	(697,141)	(649,513)	47,628
1	J.P. Morgan	LME Zinc Futures^	9/2015	(50,899)	(49,975)	924
2	J.P. Morgan	LME Zinc Futures^	12/2015	(105,195)	(100,300)	4,895

				(8,807,278)	(8,406,341)	400,937

				$130,533,623	$129,271,285	$(1,262,338)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	24,000	$25,758	$25,748	$(10)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	24,000	25,758	25,748	(10)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	558,758	630,249	623,611	(6,638)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	726,034	1,136,909	1,140,144	3,235

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	406,500	$ 52,412	$ 52,436	$ 24
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	613,500	79,107	79,138	31

				$1,950,193	$1,946,825	$(3,368)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	(15,000)	$(4,530)	$(4,692)	$(162)
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	(15,000)	(4,530)	(4,692)	(162)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(20,000)	(21,770)	(21,457)	313
Euro, Expiring 09/16/15	CitiBank	EUR	(5,890,262)	(6,581,791)	(6,573,925)	7,866
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(6,337,601)	(7,086,047)	(7,073,184)	12,863
British Pound, Expiring 09/16/15	CitiBank	GBP	(1,281,131)	(1,949,980)	(2,011,853)	(61,873)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	(1,433,058)	(2,183,537)	(2,250,436)	(66,899)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(900,000)	(116,077)	(116,096)	(19)

				(17,948,262)	(18,056,335)	(108,073)

				$(15,998,069)	$(16,109,510)	$(111,441)

*	Non-deliverable forward. (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

TWD - Taiwanese Dollar

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$2,729,336	$2,729,336

BNP Paribas
U.S. Treasury Inflation Protected Securities	1,283,881	—	1,283,881

Citibank
Cash	500,000	—	500,000
U.S. Treasury Inflation Protected Securities	6,591,080	—	6,591,080

Credit Suisse International
Money Market Funds	70,000	—	70,000

Goldman Sachs
Cash	—	308,898	308,898
Money Market Funds	660,000	—	660,000
U.S. Treasury Bills	—	596,930	596,930

J.P. Morgan
Cash	—	54,727	54,727
U.S. Treasury Inflation Protected Securities	6,075,582	—	6,075,582

Morgan Stanley and Co., International PLC
Cash	—	775,896	775,896

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$270,009	$—	$270,009

Deutsche Bank
Money Market Funds	210,018	—	210,018

Goldman Sachs
Cash	—	301,245	301,245

J.P. Morgan
Cash	—	551,791	551,791

Morgan Stanley and Co., International PLC
Cash	—	944,348	944,348

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

GOVERNMENT RELATED OBLIGATIONS - 17.0%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Sovereign Debt - 17.0%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	2,698	$3,206,350
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	2,237	2,596,107
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,318	1,653,789
France Government Bond OAT (France)	0.250%	07/25/18	EUR	1,042	1,208,149
France Government Bond OAT (France)	0.250%	07/25/24	EUR	407	481,347
France Government Bond OAT (France)	1.100%	07/25/22	EUR	978	1,221,833
France Government Bond OAT (France)	1.300%	07/25/19	EUR	2,353	2,870,418
France Government Bond OAT (France)	2.100%	07/25/23	EUR	441	595,382
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	426	722,974
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	1,380	2,633,573

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $18,649,070)					17,189,922

U.S. TREASURY OBLIGATIONS - 24.3%
U.S. Treasury Inflation Protected Securities - 24.3%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	6,600	6,861,376
U.S. Treasury Inflation Protected Securities	0.125%	04/15/19	USD	6,300	6,443,799
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	2,500	2,429,381
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	3,300	3,233,339
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	2,400	2,448,802
U.S. Treasury Inflation Protected Securities	0.625%	01/15/24	USD	1,700	1,753,175
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	1,200	1,439,866

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,645,260)					24,609,738

MONEY MARKET FUNDS - 37.3%				SHARES
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (a)^				657,654	657,654
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^				2,630,616	2,630,616
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^				29,470,199	29,470,199
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^				1,660,038	1,660,038
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^				3,288,270	3,288,270

TOTAL MONEY MARKET FUNDS (cost $37,706,777)					37,706,777

SHORT-TERM INVESTMENTS - 16.8%				PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.063%, 08/06/2015 (c)^				$3,607	3,607,000
U.S. Treasury Bill, 0.072%, 07/30/2015 (c)^				7,470	7,469,880
U.S. Treasury Bill, 0.083%, 10/01/2015 (c)				2,940	2,940,868
U.S. Treasury Bill, 0.097%, 10/08/2015 (c)(d)				2,940	2,940,900

TOTAL SHORT-TERM INVESTMENTS (cost $16,956,939)					16,958,648

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 95.4% (cost $97,958,046)					96,465,085

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6% (e)					4,680,790

NET ASSETS - 100.0%					$101,145,875

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	A portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index August Futures	8/2015	BRL	2,441,575	$(6,578)
Deutsche Bank	Brent Crude August Futures^	8/2015	USD	197,280	(9,480)
Deutsche Bank	Brent Crude August Futures^	8/2015	USD	(194,810)	7,010
CitiBank	Brent Crude August Futures^	9/2015	USD	1,565,369	(26,001)
CitiBank	Brent Crude August Futures^	9/2015	USD	(1,542,720)	3,359
Deutsche Bank	Brent Crude July Futures^	7/2015	USD	475,496	(41,426)
Deutsche Bank	Brent Crude July Futures^	7/2015	USD	(457,420)	23,350
CitiBank	Brent Crude July Futures^	8/2015	USD	1,627,512	(101,340)
CitiBank	Brent Crude July Futures^	8/2015	USD	(1,550,880)	24,717
CitiBank	Cocoa September Futures^	8/2015	USD	(64,330)	(1,050)
CitiBank	Cocoa September Futures^	8/2015	USD	128,080	2,680
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	(194,588)	(4,011)
CitiBank	Coffee ‘C’ September Futures^	8/2015	USD	207,712	(9,110)
CitiBank	Corn December Futures^	11/2015	USD	319,196	47,579
CitiBank	Corn September Futures^	8/2015	USD	550,375	40,410
CitiBank	Corn September Futures^	8/2015	USD	(520,481)	(70,292)
CitiBank	Cotton No. 2 December Futures^	11/2015	USD	196,875	6,855
CitiBank	Gas Oil August Futures^	8/2015	USD	628,650	11,658
CitiBank	Gas Oil August Futures^	8/2015	USD	(651,475)	11,161
CitiBank	Gas Oil July Futures^	7/2015	USD	606,440	31,393
CitiBank	Gas Oil July Futures^	7/2015	USD	(624,800)	(13,035)
CitiBank	Gas Oil September Futures^	9/2015	USD	(653,125)	9,055
CitiBank	Gas Oil September Futures^	9/2015	USD	655,875	(11,804)
Deutsche Bank	Gasoline RBOB July Futures^	7/2015	USD	334,654	1,901
Deutsche Bank	Gasoline RBOB July Futures^	7/2015	USD	(350,213)	13,658
Barclays Capital	Gold 100 OZ August Futures^	7/2015	USD	(1,425,480)	19,315
Barclays Capital	Gold 100 OZ August Futures^	7/2015	USD	1,428,480	(22,314)
Bank of America	Hang Seng Index July Futures	7/2015	HKD	4,089,441	(20,489)
Goldman Sachs	Hang Seng Index July Futures	7/2015	HKD	2,725,203	(13,518)
Deutsche Bank	Heating Oil ULSD July Futures^	7/2015	USD	(326,168)	16,443
Deutsche Bank	Heating Oil ULSD July Futures^	7/2015	USD	333,220	(23,495)
Bank of America	H-SHARES Index July Futures	7/2015	HKD	5,411,590	(31,162)
Goldman Sachs	H-SHARES Index July Futures	7/2015	HKD	17,431,486	(81,129)
Deutsche Bank	Lean Hogs August Futures^	8/2015	USD	283,362	(15,612)
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	(286,335)	19,035
Deutsche Bank	Lean Hogs July Futures^	7/2015	USD	302,462	(35,162)
Deutsche Bank	Live Cattle August Futures^	8/2015	USD	1,405,794	(43,504)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	LME Aluminum December Futures^	12/2015	USD	132,825	$ (4,537)
CitiBank	LME Aluminum September Futures^	9/2015	USD	(131,063)	4,706
CitiBank	LME Aluminum September Futures^	9/2015	USD	137,100	(10,744)
CitiBank	LME Copper December Futures^	12/2015	USD	595,150	(17,500)
CitiBank	LME Copper September Futures^	9/2015	USD	591,950	(15,625)
CitiBank	LME Copper September Futures^	9/2015	USD	(594,200)	17,875
CitiBank	LME Lead December Futures^	12/2015	USD	48,350	(4,219)
CitiBank	LME Lead September Futures^	9/2015	USD	43,875	81
CitiBank	LME Lead September Futures^	9/2015	USD	(48,156)	4,200
CitiBank	LME Zinc December Futures^	12/2015	USD	54,750	(4,600)
CitiBank	LME Zinc September Futures^	9/2015	USD	(54,513)	4,550
CitiBank	LME Zinc September Futures^	9/2015	USD	51,925	(1,962)
Goldman Sachs	MSCI Taiwan Stock Index July Futures	7/2015	USD	1,141,624	(12,034)
CitiBank	Natural Gas August Futures^	9/2015	USD	258,570	(2,789)
CitiBank	Natural Gas August Futures^	9/3015	USD	(249,570)	(6,207)
CitiBank	Natural Gas July Futures^	8/2015	USD	(257,130)	2,250
CitiBank	Natural Gas July Futures^	8/2015	USD	267,300	(12,418)
CitiBank	Natural Gas June Futures^	7/2015	USD	235,890	13,680
CitiBank	Natural Gas June Futures^	7/2015	USD	(265,050)	15,480
Goldman Sachs	SGX S&P CNX Nifty Index July Futures	7/2015	USD	617,004	3,449
CitiBank	Soybean January Futures^	12/2015	USD	(48,941)	(3,166)
CitiBank	Soybean January Futures^	12/2015	USD	650,458	78,977
Deutsche Bank	Soybean January Futures^	12/2015	USD	556,144	69,206
CitiBank	Soybean Meal December Futures^	11/2015	USD	391,405	57,615
Deutsche Bank	Soybean Meal December Futures^	11/2015	USD	209,235	32,545
CitiBank	Soybean November Futures^	10/2015	USD	661,763	64,247
CitiBank	Soybean November Futures^	10/2015	USD	(645,225)	(80,768)
Deutsche Bank	Soybean November Futures^	10/2015	USD	(551,644)	(36,356)
Deutsche Bank	Soybean November Futures^	10/2015	USD	567,717	20,283
Goldman Sachs	Swiss Market Index September Futures	9/2015	CHF	981,313	(15,361)
Goldman Sachs	Taiwan Stock Exchange July Futures	7/2015	TWD	14,537,247	6,544
CitiBank	Wheat December Futures^	11/2015	USD	268,012	42,988
Deutsche Bank	Wheat December Futures^	11/2015	USD	158,400	28,200
CitiBank	Wheat September Futures^	8/2015	USD	283,806	54,836
CitiBank	Wheat September Futures^	8/2015	USD	(284,796)	(53,847)
CitiBank	WTI Crude July Futures^	8/2015	USD	(1,982,880)	(39,095)
CitiBank	WTI Crude July Futures^	8/2015	USD	2,068,220	(46,234)

					$(136,683)

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
31	Goldman Sachs	Brent Crude Futures^	9/2015	$1,992,634	$1,988,340	$(4,294)
7	Goldman Sachs	Brent Crude Futures^	9/2015	450,015	452,690	2,675
4	Morgan Stanley and Co., International PLC	Cocoa Futures^	9/2015	127,719	130,760	3,041
11	Morgan Stanley and Co., International PLC	Coffee ‘C’ Futures^	9/2015	554,226	546,150	(8,076)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
53	Morgan Stanley and Co., International PLC	Corn Futures^	12/2015	$ 1,004,612	$ 1,143,475	$ 138,863
5	Morgan Stanley and Co., International PLC	Cotton No. 2 Futures^	12/2015	162,489	169,775	7,286
1	Morgan Stanley and Co., International PLC	Feeder Cattle Futures^	8/2015	103,238	107,363	4,125
19	Goldman Sachs	Gas Oil Futures^	9/2015	1,124,691	1,101,050	(23,641)
7	Morgan Stanley and Co., International PLC	Gasoline RBOB Futures^	8/2015	584,346	587,912	3,566
34	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	8/2015	4,040,103	3,984,120	(55,983)
6	Morgan Stanley and Co., International PLC	Heating Oil ULSD Futures^	8/2015	476,270	479,883	3,613
4	Morgan Stanley and Co., International PLC	Lean Hogs Futures^	8/2015	124,460	119,000	(5,460)
8	Morgan Stanley and Co., International PLC	Live Cattle Futures^	8/2015	489,606	473,840	(15,766)
1	J.P. Morgan	LME Aluminum Futures^	7/2015	44,555	41,275	(3,280)
1	J.P. Morgan	LME Aluminum Futures^	7/2015	44,111	41,385	(2,726)
4	J.P. Morgan	LME Aluminum Futures^	7/2015	183,571	165,897	(17,674)
1	J.P. Morgan	LME Aluminum Futures^	7/2015	48,080	41,652	(6,428)
1	J.P. Morgan	LME Aluminum Futures^	8/2015	47,378	41,738	(5,640)
3	J.P. Morgan	LME Aluminum Futures^	8/2015	133,732	125,643	(8,089)
1	J.P. Morgan	LME Aluminum Futures^	9/2015	43,602	41,987	(1,615)
3	J.P. Morgan	LME Aluminum Futures^	9/2015	130,560	126,191	(4,369)
52	J.P. Morgan	LME Aluminum Futures^	9/2015	2,349,891	2,190,175	(159,716)
3	J.P. Morgan	LME Aluminum Futures^	9/2015	128,407	126,409	(1,998)
46	J.P. Morgan	LME Aluminum Futures^	12/2015	2,045,934	1,967,075	(78,859)
1	J.P. Morgan	LME Copper Futures^	7/2015	150,780	143,909	(6,871)
1	J.P. Morgan	LME Copper Futures^	7/2015	150,269	143,906	(6,363)
1	J.P. Morgan	LME Copper Futures^	7/2015	158,024	143,946	(14,078)
1	J.P. Morgan	LME Copper Futures^	8/2015	160,253	143,977	(16,276)
2	J.P. Morgan	LME Copper Futures^	8/2015	312,845	288,025	(24,820)
2	J.P. Morgan	LME Copper Futures^	9/2015	298,505	288,174	(10,331)
16	J.P. Morgan	LME Copper Futures^	9/2015	2,372,456	2,305,300	(67,156)
2	J.P. Morgan	LME Copper Futures^	9/2015	288,506	288,113	(393)
14	J.P. Morgan	LME Copper Futures^	12/2015	2,056,423	2,021,775	(34,648)
1	J.P. Morgan	LME Lead Futures^	7/2015	50,301	43,734	(6,567)
4	J.P. Morgan	LME Lead Futures^	9/2015	185,661	175,825	(9,836)
4	J.P. Morgan	LME Lead Futures^	12/2015	192,822	176,525	(16,297)
1	J.P. Morgan	LME Nickel Futures^	8/2015	79,322	71,745	(7,577)
5	J.P. Morgan	LME Nickel Futures^	9/2015	424,820	359,145	(65,675)
1	J.P. Morgan	LME Nickel Futures^	12/2015	80,960	72,108	(8,852)
1	J.P. Morgan	LME Zinc Futures^	7/2015	52,528	49,894	(2,634)
1	J.P. Morgan	LME Zinc Futures^	7/2015	53,993	49,894	(4,099)
1	J.P. Morgan	LME Zinc Futures^	9/2015	53,752	49,966	(3,786)
17	J.P. Morgan	LME Zinc Futures^	9/2015	875,730	849,363	(26,367)
1	J.P. Morgan	LME Zinc Futures^	9/2015	51,103	49,975	(1,128)
17	J.P. Morgan	LME Zinc Futures^	12/2015	917,064	852,550	(64,514)
15	Morgan Stanley and Co., International PLC	Natural Gas Futures^	8/2015	422,069	426,300	4,231
11	Morgan Stanley and Co., International PLC	Silver Futures^	9/2015	880,373	856,955	(23,418)
2	Morgan Stanley and Co., International PLC	Soybean Futures^	1/2016	93,540	104,225	10,685

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	Morgan Stanley and Co., International PLC	Soybean Meal Futures^	12/2015	$ 59,344	$ 69,080	$ 9,736
35	Morgan Stanley and Co., International PLC	Soybean Oil Futures^	12/2015	697,179	715,470	18,291
74	Morgan Stanley and Co., International PLC	Sugar #11 (World Markets) Futures^	9/2015	1,003,062	1,033,514	30,452
15	Morgan Stanley and Co., International PLC	Wheat Futures^	12/2015	398,254	466,500	68,246
66	Morgan Stanley and Co., International PLC	WTI Crude Futures^	8/2015	4,035,986	3,948,780	(87,206)
13	Barclays Capital	CAC40 Index Futures	7/2015	708,019	693,710	(14,309)
3	Barclays Capital	DAX Index Futures	9/2015	928,070	919,876	(8,194)
15	Barclays Capital	E-Mini Russell 2000 Futures	9/2015	1,888,782	1,875,600	(13,182)
61	Barclays Capital	Euro Stoxx 50 Index	9/2015	2,343,688	2,336,681	(7,007)
20	Barclays Capital	FTSE 100 Index Futures	9/2015	2,099,226	2,040,739	(58,487)
17	J.P. Morgan	FTSE/JSE Top 40 Index Futures	9/2015	644,634	646,128	1,494
3	Barclays Capital	Hang Seng Index Futures	7/2015	524,077	507,072	(17,005)
2	Barclays Capital	H-SHARES Index Futures	7/2015	172,676	166,741	(5,935)
3	Barclays Capital	IBEX 35 Index Futures	7/2015	362,136	360,372	(1,764)
12	Barclays Capital	KOSPI Index 200 Futures	9/2015	1,368,923	1,356,852	(12,071)
195	Barclays Capital	S&P 500 E-Mini Futures	9/2015	20,342,514	20,030,400	(312,114)
15	Barclays Capital	S&P MID 400 E-Mini Futures	9/2015	2,289,041	2,247,150	(41,891)
5	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	685,383	675,661	(9,722)
9	Barclays Capital	SPI 200 Index Futures	9/2015	960,873	936,912	(23,961)
29	Barclays Capital	TOPIX Index Futures	9/2015	3,918,898	3,863,586	(55,312)
23	J.P. Morgan	Australia 10-Year Bond Futures	9/2015	2,212,000	2,222,845	10,845
30	Goldman Sachs	Canadian 10-Year Bond Futures	9/2015	3,340,931	3,362,690	21,759
103	Goldman Sachs	Euro - Bund Futures	9/2015	17,726,428	17,454,091	(272,337)
19	Goldman Sachs	Long Gilt Futures	9/2015	3,462,635	3,454,975	(7,660)
366	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	9/2015	46,463,066	46,178,906	(284,160)

				145,432,154	143,713,445	(1,718,709)

Short Contracts:
1	J.P. Morgan	LME Aluminum Futures^	7/2015	$(44,497)	$(41,275)	$3,222
1	J.P. Morgan	LME Aluminum Futures^	7/2015	(44,147)	(41,384)	2,763
4	J.P. Morgan	LME Aluminum Futures^	7/2015	(183,890)	(165,897)	17,993
1	J.P. Morgan	LME Aluminum Futures^	7/2015	(47,747)	(41,652)	6,095
1	J.P. Morgan	LME Aluminum Futures^	8/2015	(47,716)	(41,737)	5,979
3	J.P. Morgan	LME Aluminum Futures^	8/2015	(133,496)	(125,643)	7,853
1	J.P. Morgan	LME Aluminum Futures^	9/2015	(43,497)	(41,986)	1,511
3	J.P. Morgan	LME Aluminum Futures^	9/2015	(130,868)	(126,192)	4,676
52	J.P. Morgan	LME Aluminum Futures^	9/2015	(2,292,289)	(2,190,175)	102,114
3	J.P. Morgan	LME Aluminum Futures^	9/2015	(128,863)	(126,410)	2,453
3	J.P. Morgan	LME Aluminum Futures^	12/2015	(130,268)	(128,288)	1,980
1	J.P. Morgan	LME Copper Futures^	7/2015	(150,372)	(143,908)	6,464
1	J.P. Morgan	LME Copper Futures^	7/2015	(152,022)	(143,906)	8,116
1	J.P. Morgan	LME Copper Futures^	7/2015	(159,197)	(143,945)	15,252
1	J.P. Morgan	LME Copper Futures^	8/2015	(160,138)	(143,976)	16,162
2	J.P. Morgan	LME Copper Futures^	8/2015	(313,270)	(288,025)	25,245
2	J.P. Morgan	LME Copper Futures^	9/2015	(297,983)	(288,174)	9,809
16	J.P. Morgan	LME Copper Futures^	9/2015	(2,363,260)	(2,305,300)	57,960
2	J.P. Morgan	LME Copper Futures^	9/2015	(289,070)	(288,113)	957
4	J.P. Morgan	LME Copper Futures^	12/2015	(588,014)	(577,650)	10,364
1	J.P. Morgan	LME Lead Futures^	7/2015	(50,897)	(43,734)	7,163

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4	J.P. Morgan	LME Lead Futures^	9/2015	$ (191,990)	$ (175,825)	$ 16,165
1	J.P. Morgan	LME Nickel Futures^	8/2015	(79,003)	(71,746)	7,257
5	J.P. Morgan	LME Nickel Futures^	9/2015	(406,079)	(359,145)	46,934
1	J.P. Morgan	LME Zinc Futures^	7/2015	(52,998)	(49,894)	3,104
1	J.P. Morgan	LME Zinc Futures^	7/2015	(54,323)	(49,894)	4,429
1	J.P. Morgan	LME Zinc Futures^	9/2015	(53,720)	(49,966)	3,754
17	J.P. Morgan	LME Zinc Futures^	9/2015	(912,880)	(849,363)	63,517
1	J.P. Morgan	LME Zinc Futures^	9/2015	(50,899)	(49,975)	924
2	J.P. Morgan	LME Zinc Futures^	12/2015	(105,195)	(100,300)	4,895

				(9,658,588)	(9,193,478)	465,110

				$135,773,566	$134,519,967	$(1,253,599)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	8,000	$8,585	$8,582	$(3)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	8,000	8,585	8,582	(3)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	93,195	105,301	104,012	(1,289)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	725,566	1,132,631	1,139,410	6,779
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	775,000	99,960	99,972	12
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	1,097,000	141,480	141,509	29

				$1,496,542	$1,502,067	$5,525

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	(25,000)	$(7,549)	$(7,820)	$(271)
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	(25,000)	(7,550)	(7,820)	(270)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(23,000)	(25,035)	(24,675)	360
Euro, Expiring 09/16/15	CitiBank	EUR	(6,014,467)	(6,720,576)	(6,712,546)	8,030
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(6,595,678)	(7,372,981)	(7,361,216)	11,765
British Pound, Expiring 09/16/15	CitiBank	GBP	(1,311,385)	(1,996,029)	(2,059,364)	(63,335)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	(1,615,237)	(2,463,141)	(2,536,525)	(73,384)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR RISK PARITY II MV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	(153,500)	$ (19,792)	$ (19,801)	$ (9)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(1,677,500)	(216,347)	(216,390)	(43)

				(18,829,000)	(18,946,157)	(117,157)

				$(17,332,458)	$(17,444,090)	$(111,632)

*	Non-deliverable forward. (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

TWD - Taiwanese Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$2,669,500	$2,669,500

Citibank
Cash	420,000	—	420,000

Credit Suisse International
Money Market Funds	70,000	—	70,000

Goldman Sachs
Cash	—	235,280	235,280
Money Market Funds	1,060,000	—	1,060,000
U.S. Treasury Bills	—	646,732	646,732

J.P. Morgan
Cash	—	59,598	59,598

Morgan Stanley and Co., International PLC
Cash	—	816,230	816,230

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Money Market Funds	$310,012	$—	$310,012

Deutsche Bank
Money Market Funds	220,026	—	220,026

Goldman Sachs
Cash	—	332,545	332,545

J.P. Morgan
Cash	—	582,130	582,130

Morgan Stanley and Co., International PLC
Cash	—	998,104	998,104

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

LONG INVESTMENTS - 127.9%	SHARES	VALUE (Note 5)
COMMON STOCKS - 45.8%

Belgium - 1.0%
Anheuser-Busch InBev NV (a)	2,441	$293,751
bpost SA (a)	124,327	3,419,004
Colruyt SA (a)	4,100	183,917
Delhaize Group (a)	24,672	2,006,754
Proximus (a)	100,457	3,554,866
Umicore SA (a)	1,541	73,177

		9,531,469

Denmark - 0.7%
AP Moeller - Maersk A/S, Class B (a)	685	1,238,509
Chr Hansen Holding A/S (a)	3,137	152,966
Coloplast A/S, Class B (a)	1,478	96,932
Danske Bank A/S (a)	15,139	445,041
GN Store Nord A/S (a)	6,851	141,379
ISS A/S (a)	18,427	606,902
Jyske Bank A/S †(a)	16,843	845,799
Novo Nordisk A/S, Class B (a)	4,129	226,578
Pandora A/S (a)	11,143	1,195,691
TDC A/S (a)	79,503	582,785
Tryg A/S (a)	19,808	412,997
William Demant Holding A/S †(a)	3,265	248,867

		6,194,446

Finland - 0.9%
Elisa OYJ (a)	12,483	395,500
Fortum OYJ (a)	37,242	661,603
Kesko OYJ, B Shares (a)	11,481	399,795
Kone OYJ, Class B (a)	3,101	125,870
Metso OYJ (a)	7,347	201,925
Neste OYJ (a)	64,167	1,636,903
Orion OYJ, Class B (a)	54,148	1,896,716
Sampo OYJ, A Shares (a)	8,740	411,890
Stora Enso OYJ, R Shares (a)	76,820	791,649
UPM-Kymmene OYJ (a)	107,084	1,894,949

		8,416,800

Germany - 3.5%
Allianz SE (a)	8,546	1,332,758
Aurubis AG (a)	40,107	2,356,191
Axel Springer SE (a)	7,137	374,833
Bayerische Motoren Werke AG (a)	5,980	654,897
Brenntag AG (a)	19,596	1,124,447
Continental AG (a)	204	48,303
Daimler AG (a)	6,318	575,542
Deutsche Post AG (a)	31,894	931,921
Evonik Industries AG (a)	13,717	523,761
Fraport AG Frankfurt Airport Services Worldwide (a)	436	27,386
Freenet AG (a)	20,220	681,085
Fresenius Medical Care AG & Co. KGaA (a)	58,741	4,862,951
GEA Group AG (a)	5,680	253,402
Hannover Rueck SE (a)	39,764	3,848,626
HeidelbergCement AG (a)	13,654	1,082,173
HOCHTIEF AG (a)	5,404	418,919
HUGO BOSS AG (a)	1,451	162,216
K+S AG (a)	27,819	1,173,067

	SHARES	VALUE (Note 5)
Germany - 3.5% (continued)
KION Group AG †(a)	14,591	$699,977
Linde AG (a)	7,667	1,453,001
MAN SE (a)	270	27,817
Merck KGaA (a)	27,648	2,756,236
MTU Aero Engines AG (a)	2,046	192,561
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	14,092	2,498,433
ProSiebenSat.1 Media AG (a)	6,305	311,430
RHOEN-KLINIKUM AG (a)	30,197	809,661
Siemens AG (a)	6,033	610,367
Symrise AG (a)	24,885	1,545,486
Talanx AG (a)	8,288	254,387
TUI AG (a)	31,759	513,194
United Internet AG (a)	747	33,200

		32,138,228

Italy - 1.7%
A2A SpA	294,937	352,008
Assicurazioni Generali SpA (a)	1,502	27,072
Atlantia SpA	26,829	662,888
Autogrill SpA †	57,876	484,833
Banca Generali SpA	4,074	143,459
Banca Popolare di Milano Scarl	977,383	1,030,778
Davide Campari-Milano SpA	29,777	226,680
Enel SpA	88,522	401,208
Eni SpA (a)	133,738	2,375,404
FinecoBank Banca Fineco SpA	272,273	2,016,688
Finmeccanica SpA †	17,743	223,191
Hera SpA	415,868	1,040,376
Intesa Sanpaolo SpA	287,848	1,045,316
Luxottica Group SpA	6,199	412,345
Mediobanca SpA	202,650	1,986,915
Pirelli & C. SpA	97,747	1,649,690
Snam SpA	134,186	638,594
Telecom Italia SpA †	35,093	44,596
Terna Rete Elettrica Nazionale SpA	187,188	827,698
UnipolSai SpA	78,789	195,189

		15,784,928

Japan - 27.9%
ABC-Mart, Inc. (a)	57,200	3,500,780
Air Water, Inc. (a)	99,000	1,809,950
Aisin Seiki Co., Ltd. (a)	36,300	1,543,449
Ajinomoto Co., Inc. (a)	15,000	324,379
Alfresa Holdings Corp. (a)	97,300	1,514,100
ANA Holdings, Inc. (a)	2,514,000	6,816,285
Aozora Bank Ltd. (a)	503,000	1,897,826
Asahi Group Holdings Ltd. (a)	8,100	257,241
Asahi Kasei Corp. (a)	376,000	3,084,171
Astellas Pharma, Inc. (a)	202,800	2,889,057
Bandai Namco Holdings, Inc. (a)	167,100	3,229,134
Bank of Kyoto Ltd./The (a)	4,000	46,013
Bank of Yokohama Ltd./The (a)	155,000	949,216
Benesse Holdings, Inc. (a)	57,500	1,441,491
Bridgestone Corp. (a)	15,400	569,224
Brother Industries Ltd. (a)	185,400	2,622,771
Calbee, Inc. (a)	35,300	1,487,120
Canon, Inc. (a)	46,000	1,492,165

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - 27.9% (continued)
Central Japan Railway Co. (a)	32,300	$5,828,682
Chiba Bank Ltd./The (a)	99,000	753,865
Chugoku Bank Ltd./The (a)	106,000	1,670,754
Dai Nippon Printing Co., Ltd. (a)	109,000	1,124,755
Daicel Corp. (a)	175,000	2,245,634
Daihatsu Motor Co., Ltd. (a)	30,600	435,535
Daiichi Sankyo Co., Ltd. (a)	49,700	918,484
Disco Corp. (a)	10,300	851,489
East Japan Railway Co. (a)	9,700	872,023
Electric Power Development Co., Ltd. (a)	47,600	1,681,514
FamilyMart Co., Ltd. (a)	49,000	2,253,273
Fuji Electric Co., Ltd. (a)	138,000	593,531
Fuji Heavy Industries Ltd. (a)	14,700	540,531
FUJIFILM Holdings Corp. (a)	73,800	2,633,776
Fujitsu Ltd. (a)	138,000	771,054
Fukuoka Financial Group, Inc. (a)	275,000	1,425,355
Gunma Bank Ltd./The (a)	191,000	1,409,266
Hachijuni Bank Ltd./The (a)	19,000	143,261
Hakuhodo DY Holdings, Inc. (a)	207,800	2,222,302
Hikari Tsushin, Inc. (a)	13,800	930,093
Hino Motors Ltd. (a)	15,800	195,324
Hisamitsu Pharmaceutical Co., Inc. (a)	600	23,292
Hitachi Chemical Co., Ltd. (a)	50,300	905,954
Hitachi High-Technologies Corp. (a)	76,600	2,153,363
Hitachi Metals Ltd. (a)	89,000	1,368,238
Hokuhoku Financial Group, Inc. (a)	989,000	2,333,292
Hokuriku Electric Power Co. (a)	11,000	163,853
Hoshizaki Electric Co., Ltd.	800	47,056
Hoya Corp. (a)	87,300	3,496,342
Ibiden Co., Ltd. (a)	20,800	351,757
Idemitsu Kosan Co., Ltd. (a)	65,500	1,284,975
ITOCHU Corp. (a)	144,100	1,903,160
Itochu Techno-Solutions Corp. (a)	132,500	3,299,736
Japan Airlines Co., Ltd. (a)	370,200	12,901,256
Japan Petroleum Exploration Co., Ltd. (a)	18,900	601,021
Joyo Bank Ltd./The (a)	45,000	251,974
JSR Corp. (a)	37,700	665,530
JTEKT Corp. (a)	19,700	372,535
Kamigumi Co., Ltd. (a)	53,000	497,504
Kaneka Corp. (a)	208,000	1,519,012
Kao Corp. (a)	16,200	753,413
KDDI Corp. (a)	199,400	4,811,911
Keyence Corp. (a)	1,500	808,465
Kobayashi Pharmaceutical Co., Ltd. (a)	6,300	427,857
Kobe Steel Ltd.	377,000	634,269
Komatsu Ltd. (a)	66,800	1,340,229
Konica Minolta, Inc. (a)	50,500	588,585
Kurita Water Industries Ltd. (a)	36,300	845,569
Lawson, Inc. (a)	15,300	1,046,998
Mabuchi Motor Co., Ltd. (a)	21,200	1,340,951
Makita Corp. (a)	17,800	964,027
Marubeni Corp. (a)	46,100	264,552
Maruichi Steel Tube Ltd. (a)	13,600	337,556
McDonald’s Holdings Co., Japan Ltd.	9,800	206,972
Medipal Holdings Corp. (a)	22,000	358,327
MEIJI Holdings Co., Ltd. (a)	8,800	1,135,465
Miraca Holdings, Inc. (a)	20,000	999,284

	SHARES	VALUE (Note 5)
Japan - 27.9% (continued)
Mitsubishi Chemical Holdings Corp. (a)	165,000	$1,037,294
Mitsubishi Corp. (a)	96,700	2,125,854
Mitsubishi Electric Corp. (a)	149,000	1,923,993
Mitsubishi Gas Chemical Co., Inc.	29,000	162,378
Mitsubishi Tanabe Pharma Corp. (a)	258,000	3,865,311
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	112,600	615,748
Mitsui & Co., Ltd. (a)	173,900	2,362,628
Mixi, Inc.	86,600	4,296,478
Murata Manufacturing Co., Ltd. (a)	10,200	1,780,058
Nabtesco Corp. (a)	6,700	168,061
Nagoya Railroad Co., Ltd. (a)	353,000	1,319,885
Nexon Co., Ltd. (a)	94,500	1,301,029
NH Foods Ltd. (a)	75,000	1,710,350
NHK Spring Co., Ltd. (a)	157,400	1,733,032
Nidec Corp. (a)	6,600	493,930
Nikon Corp. (a)	36,200	418,352
Nippon Express Co., Ltd. (a)	103,000	506,083
Nippon Shokubai Co., Ltd. (a)	94,000	1,285,830
Nippon Telegraph & Telephone Corp. (a)	116,200	4,208,271
Nippon Yusen KK (a)	13,000	36,193
Nisshin Seifun Group, Inc. (a)	16,100	213,990
Nissin Foods Holdings Co., Ltd. (a)	26,900	1,178,577
Nitori Holdings Co., Ltd. (a)	73,000	5,951,583
NOK Corp. (a)	84,600	2,621,230
Nomura Research Institute Ltd. (a)	25,300	989,328
NTT Data Corp. (a)	26,500	1,157,273
NTT DOCOMO, Inc. (a)	77,300	1,484,049
Obic Co., Ltd. (a)	9,200	410,161
Omron Corp. (a)	20,100	873,110
Oracle Corp. Japan (a)	17,800	744,141
Oriental Land Co., Ltd. (a)	54,200	3,457,373
ORIX Corp. (a)	257,200	3,819,287
Osaka Gas Co., Ltd. (a)	696,000	2,746,973
Otsuka Corp. (a)	58,400	2,726,207
Otsuka Holdings Co., Ltd. (a)	229,800	7,322,163
Park24 Co., Ltd. (a)	69,700	1,193,228
Resona Holdings, Inc. (a)	821,000	4,477,840
Rinnai Corp. (a)	1,400	110,243
Rohm Co., Ltd. (a)	33,300	2,231,070
Sankyo Co., Ltd. (a)	42,300	1,497,581
Santen Pharmaceutical Co., Ltd. (a)	179,200	2,535,452
Secom Co., Ltd. (a)	23,700	1,539,684
Seibu Holdings, Inc. (a)	12,400	287,152
Seiko Epson Corp. (a)	139,400	2,470,228
Sekisui Chemical Co., Ltd. (a)	197,000	2,418,379
Seven & I Holdings Co., Ltd. (a)	36,200	1,553,908
Seven Bank Ltd. (a)	253,800	1,174,894
Shimadzu Corp. (a)	22,000	298,588
Shimamura Co., Ltd. (a)	36,200	3,800,609
Shimano, Inc. (a)	9,700	1,323,666
SMC Corp. (a)	1,100	331,011
Sumitomo Corp. (a)	35,300	410,872
Sumitomo Heavy Industries Ltd. (a)	692,000	4,030,448
Sumitomo Rubber Industries Ltd. (a)	388,000	6,010,243
Suruga Bank Ltd. (a)	12,800	274,190
Suzuken Co., Ltd. (a)	13,410	429,026

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - 27.9% (continued)
Sysmex Corp. (a)	13,800	$821,894
Taisei Corp. (a)	123,000	706,143
Taisho Pharmaceutical Holdings Co., Ltd. (a)	8,800	594,458
Takashimaya Co., Ltd. (a)	12,000	108,773
TDK Corp. (a)	4,700	359,891
Teijin Ltd. (a)	84,000	325,959
THK Co., Ltd. (a)	23,500	507,135
Toho Gas Co., Ltd. (a)	336,000	1,989,163
Tohoku Electric Power Co., Inc. (a)	227,900	3,085,650
Tokio Marine Holdings, Inc. (a)	61,700	2,566,047
Tokyo Electron Ltd. (a)	3,200	203,383
Tokyo Gas Co., Ltd. (a)	623,000	3,307,308
TonenGeneral Sekiyu KK (a)	28,000	260,455
Toppan Printing Co., Ltd. (a)	51,000	426,357
Toyo Suisan Kaisha Ltd. (a)	69,600	2,536,006
Toyoda Gosei Co., Ltd. (a)	51,800	1,248,601
Toyota Industries Corp. (a)	6,400	364,457
Unicharm Corp. (a)	20,400	484,592
USS Co., Ltd. (a)	85,100	1,534,788
West Japan Railway Co. (a)	92,600	5,924,466
Yamada Denki Co., Ltd. (a)	57,200	228,816
Yamaguchi Financial Group, Inc. (a)	198,000	2,465,549
Yamaha Corp. (a)	25,900	522,004
Yamazaki Baking Co., Ltd. (a)	244,000	4,062,851
Yokohama Rubber Co., Ltd./The (a)	4,500	90,295

		256,148,709

Luxembourg - 0.0% (b)
Tenaris SA	18,623	251,192

Netherlands - 1.5%
Aalberts Industries NV (a)	2,410	71,661
Boskalis Westminster NV (a)	51,587	2,532,286
Delta Lloyd NV (a)	115,445	1,894,397
Heineken NV (a)	10,946	832,196
Koninklijke Ahold NV (a)	141,569	2,657,627
Koninklijke DSM NV (a)	9,372	544,140
Koninklijke Vopak NV (a)	19,953	1,009,169
NN Group NV (a)	23,799	670,234
QIAGEN NV †(a)	4,249	104,427
SBM Offshore NV †(a)	35,888	427,779
Wolters Kluwer NV (a)	98,325	2,926,524

		13,670,440

Norway - 1.3%
DNB ASA (a)	157,599	2,624,593
Gjensidige Forsikring ASA (a)	13,702	220,627
Marine Harvest ASA (a)	37,539	429,918
Norsk Hydro ASA	172,096	722,275
Orkla ASA (a)	43,237	339,242
Statoil ASA (a)	89,647	1,603,158
Telenor ASA (a)	38,726	849,062
Yara International ASA (a)	92,100	4,799,159

		11,588,034

Portugal - 0.0% (b)
EDP - Energias de Portugal SA	24,915	94,926

	SHARES	VALUE (Note 5)
Portugal - 0.0% (b) (continued)
NOS SGPS SA	3,850	$30,859

		125,785

Spain - 2.4%
Abengoa SA, B Shares	177,884	560,951
Acerinox SA	56,726	785,209
ACS Actividades de Construccion y Servicios SA (a)	17,735	572,060
Amadeus IT Holding SA, A Shares (a)	21,428	855,410
Banco de Sabadell SA	143,662	347,976
Banco Santander SA (a)	404,798	2,847,357
Bankinter SA (a)	18,423	136,642
Ebro Foods SA	67,646	1,310,595
Enagas SA (a)	46,568	1,267,696
Endesa SA (a)	187,770	3,596,109
Ferrovial SA (a)	98,839	2,147,419
Gas Natural SDG SA (a)	45,319	1,029,070
Iberdrola SA (a)	396,065	2,674,052
Prosegur Cia de Seguridad SA	88,279	485,520
Red Electrica Corp. SA (a)	5,945	477,383
Repsol SA (a)	25,900	456,504
Tecnicas Reunidas SA (a)	27,646	1,424,370
Telefonica SA (a)	86,999	1,239,335

		22,213,658

Sweden - 1.4%
Assa Abloy AB (a)	7,039	132,515
BillerudKorsnas AB	4,363	68,548
Boliden AB (a)	104,663	1,908,080
Electrolux AB, Series B (a)	12,757	399,717
Holmen AB, B Shares	1,341	39,134
Husqvarna AB, B Shares	111,919	843,046
ICA Gruppen AB	83,503	2,962,520
Nordea Bank AB (a)	2,209	27,550
Securitas AB, B Shares (a)	121,947	1,610,545
Skandinaviska Enskilda Banken AB, Class A (a)	129,577	1,657,464
Skanska AB, B Shares (a)	26,027	527,412
Svenska Cellulosa AB SCA, Class B (a)	10,500	266,996
Swedbank AB, A Shares (a)	3,698	86,217
Swedish Match AB (a)	5,543	157,591
Telefonaktiebolaget LM Ericsson, B Shares (a)	108,837	1,133,552
TeliaSonera AB (a)	177,072	1,043,616

		12,864,503

Switzerland - 2.5%
Baloise Holding AG (a)	1,909	232,766
Barry Callebaut AG †(a)	158	180,095
Bucher Industries AG (a)	2,384	593,089
Chocoladefabriken Lindt & Sprungli AG (a)	69	364,967
DKSH Holding AG †(a)	1,268	91,650
Flughafen Zuerich AG (a)	125	96,763
Galenica AG (a)	587	612,235
GAM Holding AG †(a)	4,704	98,824
Geberit AG (a)	236	78,681
Georg Fischer AG (a)	277	190,426

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Switzerland - 2.5% (continued)
Givaudan SA †(a)	1,455	$2,519,051
Helvetia Holding AG (a)	79	45,156
Lonza Group AG †(a)	1,126	150,507
Nestle SA (a)	40,022	2,887,613
Novartis AG (a)	22,427	2,205,930
Roche Holding AG (a)	1,459	409,091
Schindler Holding AG (a)	162	26,495
Sika AG (a)	33	116,387
Sonova Holding AG (a)	655	88,572
Straumann Holding AG (a)	2,555	701,302
Swiss Life Holding AG †(a)	8,246	1,888,176
Swiss Re AG (a)	57,953	5,130,159
Swisscom AG (a)	4,497	2,520,330
Zurich Insurance Group AG †(a)	4,015	1,222,285

		22,450,550

United Kingdom - 1.0%
Fiat Chrysler Automobiles NV †(a)	156,389	2,294,252
Reed Elsevier NV (a)	31,963	760,262
Unilever NV CVA (a)	147,490	6,166,431

		9,220,945

TOTAL COMMON STOCKS (cost $408,999,570)		420,599,687

PREFERRED STOCKS - 1.1%
Germany - 1.1%
FUCHS PETROLUB SE (a)	655	27,695
Henkel AG & Co. KGaA (a)	44,450	4,988,005
Porsche Automobil Holding SE	23,420	1,974,694
Volkswagen AG (a)	12,611	2,926,746

TOTAL PREFERRED STOCKS (cost $10,298,581)		9,917,140

MONEY MARKET FUNDS - 59.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (c)	203,913	203,913
Dreyfus Treasury Cash Management, Class I, 0.010% (c)	815,652	815,652
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)^	396,221,792	396,221,792
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)^	152,500,085	152,500,085
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (c)	1,019,565	1,019,565

TOTAL MONEY MARKET FUNDS (cost $550,761,007)		550,761,007

SHORT-TERM INVESTMENTS - 21.1%	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Bill, 0.083%, 11/19/2015 (e)^ (cost $194,431,770)	$194,495	$194,473,995

TOTAL INVESTMENTS IN SECURITIES, AT VALUE
(cost $1,164,490,928)		1,175,751,829

SECURITIES SOLD SHORT - (37.7)%	SHARES
COMMON STOCKS - (37.7)%

Belgium - (0.4)%
Telenet Group Holding NV †	(23,056)	(1,254,419)
UCB SA	(31,893)	(2,293,274)

		(3,547,693)

Denmark - (0.2)%
Carlsberg A/S, Class B	(1,100)	(99,666)
Novozymes A/S, B Shares	(11,484)	(545,613)
Vestas Wind Systems A/S	(26,545)	(1,323,096)

		(1,968,375)

Finland - (1.1)%
Nokia OYJ	(204,980)	(1,397,342)
Nokian Renkaat OYJ	(189,787)	(5,946,105)
Outokumpu OYJ †	(461,377)	(2,324,472)
Wartsila OYJ	(2,654)	(124,358)

		(9,792,277)

Germany - (3.7)%
adidas AG	(38,249)	(2,926,599)
Bayer AG	(2,780)	(389,312)
Beiersdorf AG	(1,413)	(118,396)
Bilfinger SE	(83,695)	(3,167,894)
Commerzbank AG †	(427,153)	(5,460,560)
Deutsche Bank AG	(69,478)	(2,088,975)
Deutsche Telekom AG	(58,700)	(1,012,006)
E.ON SE	(83,847)	(1,118,055)
LANXESS AG	(58,561)	(3,455,224)
METRO AG	(39,582)	(1,250,163)
Rheinmetall AG	(33,380)	(1,693,131)
Rocket Internet SE 144A †(f)	(22,203)	(981,516)
RWE AG	(100,007)	(2,150,989)
Salzgitter AG	(64,223)	(2,295,952)
STADA Arzneimittel AG	(30,027)	(1,012,873)
Telefonica Deutschland Holding AG	(218,170)	(1,256,825)
ThyssenKrupp AG	(86,007)	(2,237,424)
Wacker Chemie AG	(3,832)	(395,934)
Wirecard AG	(19,115)	(731,602)
Zalando SE 144A †(f)	(21,080)	(704,374)

		(34,447,804)

Italy - (1.5)%
Azimut Holding SpA	(19,743)	(577,914)
Banca Monte dei Paschi di Siena SpA †	(16,517)	(32,184)
Banca Popolare dell’Emilia Romagna SC	(435,996)	(3,890,090)
Banco Popolare SC †	(157,751)	(2,597,464)
Buzzi Unicem SpA	(8,938)	(127,331)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Italy - (1.5)% (continued)
Enel Green Power SpA	(139,449)	$(272,596)
Mediaset SpA	(354,194)	(1,705,168)
Mediolanum SpA	(376,801)	(3,110,107)
Salvatore Ferragamo SpA	(42,465)	(1,275,648)
Unipol Gruppo Finanziario SpA	(105,022)	(533,907)

		(14,122,409)

Japan - (22.2)%
Acom Co., Ltd. †	(1,081,800)	(4,146,962)
Advantest Corp.	(249,600)	(2,595,236)
Aeon Co., Ltd.	(280,600)	(3,981,739)
AEON Financial Service Co., Ltd.	(92,700)	(2,571,918)
Amada Holdings Co., Ltd.	(111,400)	(1,175,838)
Asahi Glass Co., Ltd.	(189,000)	(1,134,668)
Asics Corp.	(6,200)	(160,166)
Casio Computer Co., Ltd.	(49,800)	(982,291)
Chiyoda Corp.	(180,000)	(1,593,163)
Chugai Pharmaceutical Co., Ltd.	(54,600)	(1,883,338)
Chugoku Electric Power Co., Inc./The	(10,700)	(156,086)
Citizen Holdings Co., Ltd.	(79,000)	(551,163)
Credit Saison Co., Ltd.	(172,300)	(3,689,060)
Daido Steel Co., Ltd.	(61,000)	(254,094)
Dai-ichi Life Insurance Co., Ltd./The	(74,100)	(1,455,140)
Daikin Industries Ltd.	(39,100)	(2,810,836)
Daiwa Securities Group, Inc.	(60,000)	(448,842)
DeNA Co., Ltd.	(78,000)	(1,532,914)
Denso Corp.	(71,000)	(3,532,471)
Dentsu, Inc.	(58,900)	(3,047,048)
Eisai Co., Ltd.	(2,300)	(154,203)
FANUC Corp.	(7,800)	(1,596,002)
Fast Retailing Co., Ltd.	(6,000)	(2,720,826)
GS Yuasa Corp.	(598,000)	(2,348,192)
Hamamatsu Photonics KK	(1,600)	(47,179)
Hirose Electric Co., Ltd.	(6,300)	(902,656)
Hitachi Capital Corp.	(22,800)	(602,845)
Hitachi Construction Machinery Co., Ltd.	(29,000)	(507,659)
Hitachi Ltd.	(71,000)	(467,716)
Honda Motor Co., Ltd.	(3,100)	(100,192)
IHI Corp.	(746,000)	(3,473,505)
Inpex Corp.	(248,900)	(2,825,252)
Isetan Mitsukoshi Holdings Ltd.	(77,800)	(1,389,951)
J Front Retailing Co., Ltd.	(28,300)	(532,642)
Japan Display, Inc. †	(1,364,100)	(5,148,922)
Japan Steel Works Ltd./The	(83,000)	(342,991)
Japan Tobacco, Inc.	(117,800)	(4,187,705)
JFE Holdings, Inc.	(60,600)	(1,342,647)
JGC Corp.	(78,000)	(1,472,419)
JX Holdings, Inc.	(271,400)	(1,170,101)
Kajima Corp.	(117,000)	(549,523)
Kakaku.com, Inc.	(256,700)	(3,714,109)
Kansai Electric Power Co., Inc./The †	(168,600)	(1,866,493)
Kansai Paint Co., Ltd.	(26,000)	(402,823)
Kawasaki Heavy Industries Ltd.	(334,000)	(1,556,838)
Keihan Electric Railway Co., Ltd.	(29,000)	(168,878)
Keikyu Corp.	(73,000)	(550,666)
Keio Corp.	(11,000)	(78,681)
Keisei Electric Railway Co., Ltd.	(3,000)	(35,668)
Kikkoman Corp.	(127,000)	(3,965,399)
Kintetsu Group Holdings Co., Ltd.	(346,000)	(1,178,265)

	SHARES	VALUE (Note 5)
Japan - (22.2)% (continued)
Koito Manufacturing Co., Ltd.	(24,200)	$(942,280)
Konami Corp.	(48,700)	(905,235)
Kubota Corp.	(63,000)	(998,952)
Kyocera Corp.	(13,600)	(707,098)
Kyowa Hakko Kirin Co., Ltd.	(80,000)	(1,045,430)
Kyushu Electric Power Co., Inc. †	(642,200)	(7,445,614)
LIXIL Group Corp.	(34,600)	(686,313)
M3, Inc.	(23,000)	(462,333)
Marui Group Co., Ltd.	(131,700)	(1,779,341)
Mazda Motor Corp.	(150,400)	(2,943,148)
Minebea Co., Ltd.	(68,000)	(1,122,569)
Mitsubishi Heavy Industries Ltd.	(174,000)	(1,057,738)
Mitsubishi Logistics Corp.	(194,000)	(2,546,165)
Mitsubishi Materials Corp.	(583,000)	(2,238,557)
Mitsubishi UFJ Financial Group, Inc.	(141,900)	(1,020,895)
Mitsui Chemicals, Inc.	(514,000)	(1,909,652)
Mitsui OSK Lines Ltd.	(1,599,000)	(5,118,384)
Mizuho Financial Group, Inc.	(311,200)	(673,354)
NGK Insulators Ltd.	(59,000)	(1,518,133)
NGK Spark Plug Co., Ltd.	(141,200)	(3,910,419)
Nintendo Co., Ltd.	(25,900)	(4,320,834)
Nippon Electric Glass Co., Ltd.	(399,000)	(2,017,738)
Nippon Paint Holdings Co., Ltd.	(41,700)	(1,175,131)
Nippon Steel & Sumitomo Metal Corp.	(424,000)	(1,099,370)
Nissan Motor Co., Ltd.	(219,400)	(2,292,062)
Nitto Denko Corp.	(29,900)	(2,455,458)
Nomura Holdings, Inc.	(8,500)	(57,391)
NSK Ltd.	(33,000)	(508,834)
Obayashi Corp.	(120,000)	(875,058)
Odakyu Electric Railway Co., Ltd.	(130,000)	(1,212,931)
Oji Holdings Corp.	(34,000)	(147,758)
Olympus Corp.	(40,900)	(1,412,073)
Ono Pharmaceutical Co., Ltd.	(19,200)	(2,095,583)
Panasonic Corp.	(7,800)	(106,830)
Rakuten, Inc.	(222,300)	(3,588,840)
Recruit Holdings Co., Ltd.	(68,000)	(2,073,610)
Sega Sammy Holdings, Inc.	(20,100)	(262,814)
Sharp Corp. †	(1,422,000)	(1,727,895)
Shikoku Electric Power Co., Inc.	(123,800)	(1,853,269)
Shin-Etsu Chemical Co., Ltd.	(6,900)	(427,875)
Shinsei Bank Ltd.	(462,000)	(931,051)
Shionogi & Co., Ltd.	(8,600)	(333,278)
Shiseido Co., Ltd.	(16,000)	(362,901)
Shizuoka Bank Ltd./The	(81,000)	(845,536)
Showa Shell Sekiyu KK	(18,000)	(157,276)
SoftBank Corp.	(48,500)	(2,856,795)
Sojitz Corp.	(74,500)	(180,935)
Sony Corp. †	(78,100)	(2,217,795)
Sony Financial Holdings, Inc.	(24,500)	(428,966)
Sumco Corp.	(179,700)	(2,247,511)
Sumitomo Chemical Co., Ltd.	(151,000)	(907,269)
Sumitomo Dainippon Pharma Co., Ltd.	(24,600)	(271,099)
Sumitomo Electric Industries Ltd.	(7,700)	(119,176)
Sumitomo Metal Mining Co., Ltd.	(7,000)	(106,463)
Sumitomo Mitsui Financial Group, Inc.	(69,400)	(3,089,633)
Sumitomo Mitsui Trust Holdings, Inc.	(697,000)	(3,188,497)
Suzuki Motor Corp.	(19,400)	(654,740)
T&D Holdings, Inc.	(8,400)	(125,223)
Taiheiyo Cement Corp.	(132,000)	(386,019)
Taiyo Nippon Sanso Corp.	(131,800)	(1,595,009)
Takeda Pharmaceutical Co., Ltd.	(14,000)	(675,761)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - (22.2)% (continued)
Terumo Corp.	(63,100)	$(1,513,151)
Tobu Railway Co., Ltd.	(172,000)	(738,822)
Tokyo Electric Power Co., Inc. †	(29,200)	(159,079)
Tokyu Corp.	(205,000)	(1,371,993)
Toray Industries, Inc.	(83,000)	(701,573)
Toshiba Corp.	(449,000)	(1,539,754)
TOTO Ltd.	(28,000)	(504,669)
Toyo Seikan Group Holdings Ltd.	(185,700)	(2,979,262)
Toyota Boshoku Corp.	(43,600)	(734,744)
Toyota Tsusho Corp.	(19,900)	(533,980)
Trend Micro, Inc.	(9,800)	(335,226)
Yahoo Japan Corp.	(1,306,800)	(5,274,307)
Yakult Honsha Co., Ltd.	(9,800)	(580,450)
Yamaha Motor Co., Ltd.	(43,100)	(941,721)
Yamato Holdings Co., Ltd.	(195,300)	(3,776,251)
Yaskawa Electric Corp.	(311,100)	(3,979,111)
Yokogawa Electric Corp.	(375,500)	(4,836,143)

		(204,028,054)

Luxembourg - (0.9)%
Altice SA †	(17,207)	(2,373,870)
ArcelorMittal	(532,490)	(5,171,336)
Millicom International Cellular SA SDR	(11,438)	(843,780)

		(8,388,986)

Netherlands - (1.1)%
Aegon NV	(3,853)	(28,428)
Fugro NV CVA †	(221,390)	(4,874,618)
Gemalto NV	(6,592)	(589,244)
Koninklijke KPN NV	(900,231)	(3,451,342)
OCI NV †	(6,760)	(191,589)
Randstad Holding NV	(17,599)	(1,145,123)

		(10,280,344)

Norway - (0.9)%
Aker Solutions ASA	(54,294)	(304,479)
DNO ASA †	(2,200,039)	(2,903,039)
Schibsted ASA	(66,593)	(2,063,081)
Schibsted ASA †	(38,665)	(1,168,760)
Seadrill Ltd.	(156,559)	(1,625,953)

		(8,065,312)

Portugal - (0.3)%
Banco Espirito Santo SA (3)†(g)	(216,618)	(28,980)
Galp Energia SGPS SA	(4,510)	(53,088)
Jeronimo Martins SGPS SA	(163,989)	(2,114,465)
Sonae SGPS SA	(131,072)	(172,253)

		(2,368,786)

Spain - (2.5)%
Abertis Infraestructuras SA	(60,159)	(987,939)
Acciona SA †	(8,492)	(643,063)
Aena SA 144A †(f)	(30,556)	(3,187,525)
Applus Services SA †	(105,452)	(1,245,450)
Atresmedia Corp. de Medios de Comunicacion SA	(16,746)	(260,272)
Banco Bilbao Vizcaya Argentaria SA	(132,001)	(1,300,732)
Banco Popular Espanol SA	(224,048)	(1,090,133)
Bankia SA †	(1,731,207)	(2,204,051)
CaixaBank SA	(384,554)	(1,789,446)
Distribuidora Internacional de Alimentacion SA	(80,865)	(619,715)

	SHARES	VALUE (Note 5)
Spain - (2.5)% (continued)
Inditex SA	(42,995)	$(1,402,382)
Indra Sistemas SA	(344,347)	(3,541,280)
Mapfre SA	(358,074)	(1,237,541)
Mediaset Espana Comunicacion SA	(53,190)	(698,316)
Obrascon Huarte Lain SA	(70,750)	(1,208,298)
Sacyr SA †	(145,926)	(555,470)
Zardoya Otis SA	(119,234)	(1,301,334)

		(23,272,947)

Sweden - (0.7)%
Alfa Laval AB	(6,681)	(117,592)
Atlas Copco AB, A Shares	(16,454)	(460,355)
Elekta AB, B Shares	(347,362)	(2,178,233)
Getinge AB, B Shares	(32,956)	(793,449)
Hennes & Mauritz AB, B Shares	(8,086)	(311,220)
Hexagon AB, B Shares	(12,533)	(453,952)
Meda AB, A Shares	(39,222)	(545,812)
Modern Times Group MTG, B Shares	(14,462)	(388,135)
Sandvik AB	(106,685)	(1,179,434)
Trelleborg AB, B Shares	(16,117)	(298,047)

		(6,726,229)

Switzerland - (2.1)%
Adecco SA †	(7,825)	(635,057)
Aryzta AG †	(5,790)	(284,887)
Cie Financiere Richemont SA	(41,367)	(3,362,222)
Clariant AG †	(8,492)	(174,053)
Credit Suisse Group AG †	(155,075)	(4,278,130)
Dufry AG †	(5,071)	(706,605)
EMS-Chemie Holding AG	(1,551)	(655,289)
Holcim Ltd. †	(7,692)	(567,558)
Julius Baer Group Ltd. †	(11,360)	(637,455)
Kuehne + Nagel International AG	(1,307)	(173,548)
Partners Group Holding AG	(91)	(27,199)
SGS SA	(429)	(782,322)
Sulzer AG	(14,228)	(1,463,518)
Swatch Group AG/The	(5,019)	(1,955,794)
UBS Group AG †	(159,313)	(3,380,061)

		(19,083,698)

United Kingdom - (0.1)%
Subsea 7 SA †	(89,503)	(875,457)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $342,663,271)		(346,968,371)

RIGHTS - 0.0% (b)

Spain - 0.0% (b)
Sacyr SA † (Cost $ —)	(145,926)	(16,594)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $342,663,271)		(346,984,965)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 90.2% (cost $821,827,657)		828,766,864

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.8% (h)		90,172,432

NET ASSETS - 100.0%		$918,939,296

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2015, the value of these securities was $384,403,889.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(e)	The rate shown is the effective yield at the date of purchase.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Security fair valued as of June 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $(28,980) or (0.0)% of total net assets.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

SDR - Special Drawing Rights

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,408,250	0.4%
Consumer Staples	28,342,971	3.1
Energy	(3,458,334)	(0.4)
Financials	4,331,479	0.6
Health Care	24,019,372	2.6
Industrials	12,486,561	1.4
Information Technology	(9,841,762)	(1.1)
Materials	1,878,726	0.2
Telecommunication Services	11,994,659	1.3
Utilities	10,369,940	1.1
Money Market Funds	550,761,007	59.9
Short-Term Investments	194,473,995	21.1

Total Investments In Securities, At Value	828,766,864	90.2

Other Assets in Excess of Liabilities (h)	90,172,432	9.8

Net Assets	$918,939,296	100.0%

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	BIST 30 August Futures	8/2015	TRY	2,092,822	$(16,684)
Bank of America	Bovespa Index August Futures	8/2015	BRL	(76,359,042)	194,304
Bank of America	CNX Nifty Index July Futures	7/2015	INR	(67,440,831)	(36)
Bank of America	Hang Seng Index July Futures	7/2015	HKD	538,453,402	(2,698,997)
Bank of America	H-SHARES Index July Futures	7/2015	HKD	59,525,149	(342,480)
Bank of America	KOSPI Index 200 September Futures	9/2015	KRW	5,235,929,600	(56,566)
CitiBank	LME Copper September Futures^	9/2015	USD	2,678,850	(85,388)
Bank of America	SGX S&P CNX Nifty Index July Futures	7/2015	USD	(16,686,461)	(32,232)
CitiBank	Soybean November Futures^	10/2015	USD	10,131,419	1,432,472
CitiBank	Soybean November Futures^	10/2015	USD	(10,266,084)	(1,297,943)
Deutsche Bank	Soybean November Futures^	10/2015	USD	(139,425)	(16,163)
Deutsche Bank	Soybean November Futures^	10/2015	USD	9,099,956	1,168,819
Bank of America	Swiss Market Index September Futures	9/2015	CHF	(90,018,153)	1,509,149
Bank of America	Taiwan Stock Exchange July Futures	7/2015	TWD	169,220,633	68,792
Bank of America	Tel Aviv 25 Index July Futures	7/2015	ILS	35,997,426	(320,804)
Goldman Sachs	WIG20 Index September Futures	9/2015	PLN	6,751,518	(23,231)

					$(516,988)

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
54	Barclays Capital	KOSPI Index 200 Futures	9/2015	$6,163,148	$6,105,832	$(57,316)
243	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	8/2015	28,656,984	28,474,740	(182,244)
36	J.P. Morgan	LME Copper Futures^	7/2015	5,428,069	5,180,706	(247,363)
6	J.P. Morgan	LME Copper Futures^	7/2015	907,102	863,486	(43,616)
41	J.P. Morgan	LME Copper Futures^	7/2015	6,073,157	5,901,181	(171,976)
20	J.P. Morgan	LME Copper Futures^	7/2015	2,949,757	2,878,460	(71,297)
2	J.P. Morgan	LME Copper Futures^	8/2015	319,807	287,951	(31,856)
1	J.P. Morgan	LME Copper Futures^	8/2015	155,665	144,019	(11,646)
4	J.P. Morgan	LME Copper Futures^	8/2015	613,556	576,178	(37,378)
21	J.P. Morgan	LME Copper Futures^	8/2015	3,212,350	3,025,044	(187,306)
14	J.P. Morgan	LME Copper Futures^	9/2015	2,112,153	2,016,994	(95,159)
111	J.P. Morgan	LME Copper Futures^	9/2015	16,693,296	15,993,046	(700,250)
463	J.P. Morgan	LME Copper Futures^	9/2015	68,812,336	66,709,619	(2,102,717)
485	Morgan Stanley and Co., International PLC	Silver Futures^	9/2015	38,821,219	37,783,925	(1,037,294)
8	Morgan Stanley and Co., International PLC	Soybean Futures^	11/2015	380,994	414,900	33,906
401	Barclays Capital	Amsterdam Index Futures	7/2015	42,489,643	42,206,447	(283,196)
964	J.P. Morgan	BIST 30 Futures	8/2015	3,743,814	3,664,322	(79,492)
412	Barclays Capital	CAC40 Index Futures	7/2015	22,461,360	21,985,265	(476,095)
24	Barclays Capital	DAX Index Futures	9/2015	7,304,374	7,359,013	54,639
466	Barclays Capital	Hang Seng Index Futures	7/2015	81,567,510	78,765,305	(2,802,205)
65	Barclays Capital	H-SHARES Index Futures	7/2015	5,643,085	5,419,077	(224,008)
89	Barclays Capital	KOSPI Index 200 Futures	9/2015	10,143,082	10,063,315	(79,767)
167	Barclays Capital	MSCI Singapore Index Futures	7/2015	9,300,848	9,220,121	(80,727)
1,318	Barclays Capital	TOPIX Index Futures	9/2015	178,238,604	175,593,333	(2,645,271)
1,069	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	297,927,906	297,884,070	(43,836)
3,076	J.P. Morgan	90-Day EURODollar Futures	12/2015	764,456,384	764,885,850	429,466
3,085	J.P. Morgan	90-Day EURODollar Futures	3/2016	765,463,234	765,697,000	233,766
1,380	J.P. Morgan	90-Day EURODollar Futures	6/2016	341,572,690	341,808,750	236,060
49	Goldman Sachs	Euro - Bobl Futures	9/2015	7,110,718	7,078,650	(32,068)
915	Goldman Sachs	Euro - SCHATZ Futures	9/2015	113,521,755	113,510,262	(11,493)
2,092	Goldman Sachs	Long Gilt Futures	9/2015	384,288,188	380,410,869	(3,877,319)
386	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	9/2015	48,518,297	48,702,344	184,047
2,814	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	9/2015	614,991,551	616,090,125	1,098,574
32	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	9/2015	3,815,275	3,816,249	974

				3,883,857,911	3,870,516,448	(13,341,463)

Short Contracts:
558	Goldman Sachs	Brent Crude Futures^	7/2015	$(35,233,024)	$(35,483,220)	$(250,196)
119	Goldman Sachs	Brent Crude Futures^	8/2015	(7,584,689)	(7,632,660)	(47,971)
11	Morgan Stanley and Co., International PLC	Corn Futures^	9/2015	(200,731)	(232,100)	(31,369)
36	J.P. Morgan	LME Copper Futures^	7/2015	(5,413,412)	(5,180,706)	232,706
6	J.P. Morgan	LME Copper Futures^	7/2015	(907,485)	(863,485)	44,000
41	J.P. Morgan	LME Copper Futures^	7/2015	(6,082,485)	(5,901,181)	181,304
20	J.P. Morgan	LME Copper Futures^	7/2015	(2,949,941)	(2,878,460)	71,481
2	J.P. Morgan	LME Copper Futures^	8/2015	(320,995)	(287,952)	33,043

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J.P. Morgan	LME Copper Futures^	8/2015	$ (155,566)	$ (144,018)	$ 11,548
4	J.P. Morgan	LME Copper Futures^	8/2015	(609,288)	(576,178)	33,110
21	J.P. Morgan	LME Copper Futures^	8/2015	(3,196,194)	(3,025,045)	171,149
14	J.P. Morgan	LME Copper Futures^	9/2015	(2,109,584)	(2,016,994)	92,590
111	J.P. Morgan	LME Copper Futures^	9/2015	(16,710,778)	(15,993,046)	717,732
685	Morgan Stanley and Co., International PLC	Natural Gas Futures^	7/2015	(19,629,756)	(19,399,200)	230,556
386	Morgan Stanley and Co., International PLC	WTI Crude Futures^	7/2015	(23,406,472)	(22,955,420)	451,052
744	Barclays Capital	Euro Stoxx 50 Index	9/2015	(29,291,577)	(28,499,847)	791,730
55	Barclays Capital	FTSE 100 Index Futures	9/2015	(5,844,669)	(5,612,033)	232,636
29	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	7/2015	(651,415)	(653,134)	(1,719)
644	Barclays Capital	FTSE/JSE Top 40 Index Futures	9/2015	(24,429,849)	(24,476,870)	(47,021)
299	Barclays Capital	FTSE/MIB Index Futures	9/2015	(36,866,612)	(37,622,436)	(755,824)
161	Barclays Capital	IBEX 35 Index Futures	7/2015	(19,170,383)	(19,339,959)	(169,576)
51	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	9/2015	(1,455,233)	(1,462,914)	(7,681)
2,497	Barclays Capital	OMXS30 Index Futures	7/2015	(47,163,873)	(46,439,317)	724,556
195	Barclays Capital	S&P 500 E-Mini Futures	9/2015	(20,348,392)	(20,030,400)	317,992
282	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	(38,565,220)	(38,107,254)	457,966
626	Barclays Capital	SET50 Index Futures	9/2015	(3,650,408)	(3,605,262)	45,146
328	Barclays Capital	SGX S&P CNX Nifty Index Futures	7/2015	(5,494,188)	(5,500,232)	(6,044)
622	Barclays Capital	SPI 200 Index Futures	9/2015	(65,921,833)	(64,751,058)	1,170,775
271	Goldman Sachs	10-Year Japanese Government Bond Futures	9/2015	(324,628,944)	(325,439,147)	(810,203)
1,562	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	(435,249,059)	(435,240,125)	8,934
1,638	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	(456,371,037)	(456,371,282)	(245)
2,958	J.P. Morgan	90-Day Sterling Futures	12/2015	(576,744,004)	(576,728,598)	15,406
933	J.P. Morgan	90-Day Sterling Futures	3/2016	(181,799,237)	(181,671,122)	128,115
101	J.P. Morgan	Australia 10-Year Bond Futures	9/2015	(9,782,801)	(9,761,191)	21,610
275	J.P. Morgan	Australia 3-Year Bond Futures	9/2015	(23,605,910)	(23,624,451)	(18,541)
660	Goldman Sachs	Canadian 10-Year Bond Futures	9/2015	(73,631,056)	(73,979,183)	(348,127)
1,427	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(282,831,044)	(283,329,193)	(498,149)
1,302	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2016	(258,196,081)	(258,510,589)	(314,508)
375	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	6/2016	(74,349,164)	(74,433,297)	(84,133)
2,106	Goldman Sachs	Euro - Bund Futures	9/2015	(357,524,844)	(356,876,858)	647,986
146	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	9/2015	(26,393,367)	(24,193,850)	2,199,517
252	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	9/2015	(38,637,715)	(38,012,625)	625,090

				(3,543,108,315)	(3,536,841,892)	6,266,423

				$340,749,596	$333,674,556	$(7,075,040)

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	35,894,989	$27,541,375	$27,578,166	$36,791
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	26,500,000	8,252,959	8,288,816	35,857
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	98,905,350	79,035,987	79,105,550	69,563
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	5,459,000	5,928,029	5,856,532	(71,497)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	32,803,000	36,654,859	36,610,335	(44,524)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	24,850,249	37,832,919	39,024,159	1,191,240
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	21,881,000	2,821,710	2,822,558	848
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	1,851,000,000	6,588,241	6,533,738	(54,503)
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	300,000	78,351	79,521	1,170
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	1,810,248,690	27,859,910	27,989,641	129,731
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	5,057,390,000	41,159,925	41,365,729	205,804
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	3,100,000,000	2,792,211	2,774,239	(17,972)
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	116,000,000	7,461,897	7,339,631	(122,266)
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	44,706,000	5,690,270	5,691,671	1,401
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	11,865,857	8,358,343	7,987,947	(370,396)
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	57,990,450	15,537,500	15,390,875	(146,625)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	91,284,000	11,016,179	11,029,428	13,249
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	11,900,000	8,806,562	8,825,716	19,154
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	157,912,950	57,252,692	57,636,527	383,835
Taiwanese Dollar, Expiring 09/16/15*	Credit Suisse International	TWD	400,736,316	13,001,855	12,994,578	(7,277)
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	159,322,992	12,716,659	12,919,400	202,741

				$416,388,433	$417,844,757	$1,456,324

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	(15,577,000)	$(11,899,681)	$(11,967,829)	$(68,148)
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	(84,549,430)	(25,563,837)	(26,445,836)	(881,999)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	(9,546,000)	(7,725,423)	(7,634,992)	90,431
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(48,223,222)	(51,852,478)	(51,734,902)	117,576
Danish Krone, Expiring 09/16/15	Credit Suisse International	DKK	(27,030,423)	(4,040,122)	(4,048,471)	(8,349)
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(19,955,372)	(22,300,379)	(22,271,525)	28,854
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	(16,371,000)	(25,348,122)	(25,708,576)	(360,454)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(17,551,000)	(2,263,980)	(2,264,006)	(26)
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	(2,050,000,000)	(7,374,507)	(7,236,177)	138,330
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	(84,659,091)	(22,033,848)	(22,440,476)	(406,628)
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	(8,052,948,464)	(64,965,889)	(65,867,190)	(901,301)
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	(15,079,668,960)	(13,547,482)	(13,495,038)	52,444
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	(1,136,865,659)	(73,077,773)	(71,932,541)	1,145,232
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	(443,371,398)	(56,438,263)	(56,447,100)	(8,837)
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	(7,965,000)	(5,622,423)	(5,361,938)	260,485
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	(4,800,000)	(1,288,547)	(1,273,938)	14,609
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	(559,516,268)	(67,536,496)	(67,603,788)	(67,292)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	(9,744,499)	(7,204,097)	(7,227,076)	(22,979)
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	(39,100,000)	(13,891,456)	(14,271,078)	(379,622)
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	(12,000,000)	(948,973)	(973,072)	(24,099)

				(484,923,776)	(486,205,549)	(1,281,773)

				$(68,535,343)	$(68,360,792)	$174,551

*	Non-deliverable forward. (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at June 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	20-25 months maturity 02/23/2017	$(829,008)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
Accenture PLC	11,678	$1,111,236	$18,960
Alkermes PLC	3,987	277,864	(21,340)
Allegion PLC	3,700	216,672	5,846
Medtronic PLC	29,373	2,293,150	(116,611)

			(113,145)

Puerto Rico
Popular, Inc.	8,100	268,596	(34,830)

Singapore
Avago Technologies Ltd.	23,491	2,730,345	392,314
Flextronics International Ltd.	217,735	2,643,188	(180,605)

			211,709

Sweden
Autoliv, Inc.	4,502	505,395	20,214

Switzerland
ACE Ltd.	15,993	1,817,280	(191,112)
Allied World Assurance Co. Holdings AG	33,295	1,393,926	45,084
Garmin Ltd.	14,371	816,417	(185,098)
TE Connectivity Ltd.	35,882	2,549,057	(241,845)

			(572,971)

United Kingdom
Aon PLC	14,019	1,411,854	(14,440)
Delphi Automotive PLC	70,782	5,698,748	324,092
International Game Technology PLC	133,639	2,496,818	(123,389)
Noble Corp. PLC	62,037	909,836	44,913
Willis Group Holdings PLC	1,590	76,241	(1,670)

			229,506

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States
3M Co.	8,624	$1,439,518	$(108,835)
Abbott Laboratories	17,319	827,434	22,583
AbbVie, Inc.	34,663	2,026,052	302,955
Activision Blizzard, Inc.	108,972	2,544,931	93,281
Acuity Brands, Inc.	5,379	879,413	88,700
Advance Auto Parts, Inc.	6,315	948,702	57,214
Aetna, Inc.	48,951	4,891,222	1,348,073
Aflac, Inc.	42,173	2,662,618	(39,457)
AGCO Corp.	44,326	2,265,191	251,639
AGL Resources, Inc.	11,844	574,223	(22,766)
Air Lease Corp.	15,188	582,301	(67,428)
Akamai Technologies, Inc.	31,244	2,215,198	(33,742)
Alaska Air Group, Inc.	71,660	4,543,979	73,075
Allergan PLC	6,009	1,723,982	99,509
Alliant Energy Corp.	5,989	379,822	(34,137)
Allstate Corp./The	88,923	6,199,789	(431,354)
Amdocs Ltd.	64,969	3,518,431	28,227
AMERCO	5,071	1,637,425	20,336
Ameren Corp.	10,802	450,119	(43,100)
American Airlines Group, Inc.	47,689	2,244,222	(339,762)
American Eagle Outfitters, Inc.	96,441	1,618,627	42,087
American Electric Power Co., Inc.	111,620	6,333,786	(421,274)
American Express Co.	7,877	622,913	(10,713)
American Financial Group, Inc.	17,447	1,105,701	29,052
Ameriprise Financial, Inc.	39,647	5,292,607	(339,508)
AmerisourceBergen Corp.	36,960	4,098,853	(168,526)
Amgen, Inc.	33,396	5,164,464	(37,510)
Analog Devices, Inc.	1,527	89,803	8,208
ANSYS, Inc.	848	73,782	3,589
Anthem, Inc.	70,474	10,379,671	1,187,931
AO Smith Corp.	5,286	355,211	25,275

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Apollo Education Group, Inc.	14,012	$365,433	$(184,958)
Apple, Inc.	26,937	3,443,357	(64,783)
Applied Materials, Inc.	22,297	442,407	(13,859)
Arch Capital Group Ltd.	1,173	76,118	2,426
Archer-Daniels-Midland Co.	116,185	5,651,416	(48,975)
ARRIS Group, Inc.	62,600	1,656,396	259,164
Arrow Electronics, Inc.	13,340	827,184	(82,812)
Arthur J Gallagher & Co.	1,579	75,680	(993)
Ashland, Inc.	10,854	1,390,438	(67,336)
Aspen Insurance Holdings Ltd.	9,707	449,843	15,122
Associated Banc-Corp.	3,744	70,797	5,094
Assurant, Inc.	13,527	823,388	82,921
Assured Guaranty Ltd.	45,887	1,309,730	(208,901)
AT&T, Inc.	47,386	1,636,931	46,220
Atmos Energy Corp.	29,549	1,564,483	(49,210)
Atwood Oceanics, Inc.	60,754	2,015,606	(409,270)
Automatic Data Processing, Inc.	1,921	168,024	(13,902)
AutoNation, Inc.	15,183	958,924	(2,698)
AutoZone, Inc.	3,928	2,416,309	203,274
Avery Dennison Corp.	4,212	232,648	24,031
Avnet, Inc.	26,560	1,192,237	(100,355)
Babcock & Wilcox Co./The	6,618	197,481	19,589
Ball Corp.	19,250	1,432,008	(81,620)
BankUnited, Inc.	2,246	73,085	7,614
Baxter International, Inc.	1,748	119,140	3,097
BB&T Corp.	19,191	742,317	31,273
Becton Dickinson and Co.	11,861	1,697,767	(17,656)
Bed Bath & Beyond, Inc.	9,969	748,659	(60,997)
Bemis Co., Inc.	3,087	143,306	(4,361)
Best Buy Co., Inc.	123,413	4,656,851	(632,353)
Big Lots, Inc.	54,119	2,645,671	(210,857)
Biogen, Inc.	5,572	2,219,846	30,908
BioMarin Pharmaceutical, Inc.	618	75,757	8,773
Bio-Rad Laboratories, Inc.	977	145,610	1,536
BlackRock, Inc.	2,783	1,029,207	(66,345)
Boeing Co./The	2,621	387,460	(23,875)
Booz Allen Hamilton Holding Corp.	55,508	1,636,926	(235,904)
Boston Scientific Corp.	88,180	1,516,566	44,220
Brinker International, Inc.	58,720	3,330,294	54,914
Bristol-Myers Squibb Co.	9,400	617,806	7,670
Broadridge Financial Solutions, Inc.	41,994	2,206,509	(106,389)
Brocade Communications Systems, Inc.	393,903	4,858,806	(179,238)
Bunge Ltd.	60,823	5,517,349	(177,090)
CA, Inc.	63,240	2,023,704	(171,405)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cablevision Systems Corp.	119,686	$2,379,630	$485,653
Cabot Corp.	1,919	91,843	(20,284)
Cadence Design Systems, Inc.	32,000	572,122	56,998
California Resources Corp.	123,300	869,758	(125,026)
Capital One Financial Corp.	83,267	6,815,992	509,006
Cardinal Health, Inc.	18,825	1,626,668	(51,957)
Carlisle Cos., Inc.	1,628	152,169	10,826
Carnival Corp.	46,044	2,143,284	130,829
Carter’s, Inc.	14,895	1,464,113	119,225
Caterpillar, Inc.	16,009	1,366,848	(8,965)
CDW Corp.	40,465	1,463,920	(76,780)
Celanese Corp.	15,115	930,537	155,929
Celgene Corp.	12,339	1,446,576	(18,522)
Centene Corp.	39,382	2,411,770	754,543
CenturyLink, Inc.	17,200	669,227	(163,891)
CF Industries Holdings, Inc.	42,180	2,616,114	95,217
Charles River Laboratories International, Inc.	22,093	1,601,732	(47,711)
Cheesecake Factory, Inc./The	7,236	369,825	24,790
Chesapeake Energy Corp.	118,898	1,755,608	(427,518)
Chevron Corp.	22,593	2,539,453	(359,906)
Chubb Corp./The	4,282	433,167	(25,778)
Church & Dwight Co., Inc.	903	75,956	(2,695)
Cigna Corp.	33,742	4,212,538	1,253,666
Cimarex Energy Co.	3,626	408,070	(8,086)
Cinemark Holdings, Inc.	18,081	722,594	3,720
Cintas Corp.	31,228	2,579,797	61,779
Cisco Systems, Inc.	184,023	5,330,984	(277,713)
Cleco Corp.	1,393	75,283	(270)
Clorox Co./The	15,352	1,663,505	(66,589)
CMS Energy Corp.	32,505	1,097,507	(62,547)
Coca-Cola Enterprises, Inc.	7,407	325,019	(3,259)
Cognizant Technology Solutions Corp.	1,617	97,327	1,455
Comcast Corp.	86,533	5,039,881	164,213
Comerica, Inc.	2,825	131,730	13,249
Commerce Bancshares, Inc.	1,604	69,189	5,830
Commercial Metals Co.	41,394	641,760	23,856
Community Health Systems, Inc.	23,717	1,242,880	250,579
Computer Sciences Corp.	30,835	2,056,386	(32,377)
ConocoPhillips	85,942	5,809,292	(531,594)
Consolidated Edison, Inc.	144,410	8,832,990	(474,539)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Constellation Brands, Inc.	7,990	$945,591	$(18,591)
Convergys Corp.	44,880	1,080,117	63,875
Con-way, Inc.	20,874	921,587	(120,652)
Cooper Cos., Inc./The	5,171	862,914	57,368
CoreLogic, Inc.	7,808	300,648	9,252
Corning, Inc.	82,543	2,029,567	(400,994)
Costco Wholesale Corp.	18,021	2,612,037	(178,121)
CR Bard, Inc.	6,880	1,201,867	(27,451)
Crane Co.	4,851	332,002	(47,103)
Crown Holdings, Inc.	14,299	718,945	37,615
CST Brands, Inc.	49,671	2,066,852	(126,703)
CSX Corp.	52,401	1,857,388	(146,495)
Cullen/Frost Bankers, Inc.	973	69,480	6,978
Cummins, Inc.	14,423	2,006,440	(114,286)
CVR Energy, Inc.	2,600	107,874	(10,010)
CVS Health Corp.	53,731	5,543,861	91,446
Cytec Industries, Inc.	3,324	175,540	25,661
Danaher Corp.	2,336	202,765	(2,827)
Deckers Outdoor Corp.	31,505	2,358,200	(90,785)
Deere & Co.	13,336	1,219,519	74,740
Delta Air Lines, Inc.	83,112	3,720,093	(305,852)
Deluxe Corp.	41,146	2,724,272	(173,220)
Devon Energy Corp.	33,752	2,227,920	(220,014)
DeVry Education Group, Inc.	21,387	778,147	(136,965)
Diamond Offshore Drilling, Inc.	5,100	139,977	(8,346)
Dillard’s, Inc.	16,753	2,074,113	(311,865)
Discover Financial Services	41,347	2,435,752	(53,338)
DISH Network Corp.	6,700	514,091	(60,434)
Dolby Laboratories, Inc.	3,500	138,950	(70)
Dollar General Corp.	3,900	271,284	31,902
Dollar Tree, Inc.	16,530	1,295,072	10,633
Domino’s Pizza, Inc.	6,303	675,608	39,152
Dover Corp.	8,954	665,193	(36,801)
Dow Chemical Co./The	30,171	1,499,002	44,848
DR Horton, Inc.	8,077	221,067	(81)
Dr. Pepper Snapple Group, Inc.	82,340	6,363,588	(361,002)
DST Systems, Inc.	22,697	2,604,015	255,353
DTE Energy Co.	29,901	2,405,406	(173,595)
Dun & Bradstreet Corp./The	6,258	816,474	(52,998)
Eastman Chemical Co.	3,185	241,646	18,951
eBay, Inc.	42,529	2,399,274	162,673
Edison International	90,121	5,477,790	(468,864)
Edwards Lifesciences Corp.	35,552	4,622,668	441,003
EI du Pont de Nemours & Co.	4,386	335,222	(54,737)
Electronic Arts, Inc.	75,646	4,227,265	803,194
Eli Lilly & Co.	61,731	4,435,381	718,540
EMC Corp.	92,094	2,606,260	(175,900)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Endurance Specialty Holdings Ltd.	32,464	$2,014,003	$118,882
Energen Corp.	1,016	71,658	(2,265)
Energizer Holdings, Inc.	10,520	1,436,716	(52,810)
Entergy Corp.	76,197	5,889,773	(517,884)
EOG Resources, Inc.	9,252	892,725	(82,713)
EP Energy Corp.	161,966	1,940,341	121,486
Equifax, Inc.	20,958	2,070,260	(35,448)
Everest Re Group Ltd.	8,020	1,433,976	25,744
Eversource Energy	1,647	84,376	(9,586)
Exelon Corp.	50,900	1,684,281	(85,003)
Expedia, Inc.	44,898	3,982,004	927,593
Express Scripts Holding Co.	1,340	114,155	5,025
Exxon Mobil Corp.	13,536	1,259,525	(133,330)
FactSet Research Systems, Inc.	8,344	1,295,659	60,324
Fair Isaac Corp.	18,202	1,577,968	74,410
FedEx Corp.	23,268	4,115,924	(151,057)
Fidelity National Information Services, Inc.	10,832	724,265	(54,848)
Fifth Third BanCorp.	5,273	102,665	7,119
First American Financial Corp.	28,188	1,006,177	42,698
Fiserv, Inc.	35,837	2,841,130	127,248
FleetCor Technologies, Inc.	494	75,766	1,327
FLIR Systems, Inc.	8,684	282,230	(14,589)
FNF Group	10,423	385,153	394
Foot Locker, Inc.	96,918	5,199,651	1,294,824
Franklin Resources, Inc.	6,171	333,913	(31,349)
Frontier Communications Corp.	29,300	246,706	(101,671)
Fulton Financial Corp.	5,679	70,265	3,902
GameStop Corp.	33,571	1,303,283	138,927
Gannett Co., Inc.	112,182	1,589,486	(20,060)
Gap, Inc./The	47,518	1,943,961	(130,199)
Gartner, Inc.	3,700	299,108	18,278
GATX Corp.	5,799	347,418	(39,201)
General Dynamics Corp.	37,512	5,228,097	86,978
General Mills, Inc.	9,304	486,971	31,448
Genpact Ltd.	54,974	1,240,973	(68,378)
Gentex Corp.	9,929	173,851	(10,817)
Gilead Sciences, Inc.	43,989	4,638,570	511,662
Global Payments, Inc.	4,177	401,348	30,763
Google, Inc.	2,726	1,490,338	(18,189)
Graham Holdings Co.	5,473	5,575,229	308,520
Great Plains Energy, Inc.	9,054	239,840	(21,096)
H&R Block, Inc.	46,708	1,512,873	(127,981)
Halyard Health, Inc.	17,266	741,415	(42,142)
Hanesbrands, Inc.	89,560	2,711,540	272,599
Hanover Insurance Group, Inc./The	10,867	775,683	28,801
Harman International Industries, Inc.	21,065	2,582,687	(77,216)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Harris Corp.	10,074	$786,981	$(12,190)
Hartford Financial Services Group, Inc./The	43,669	1,823,141	(7,820)
Hasbro, Inc.	5,131	320,534	63,214
HCA Holdings, Inc.	55,175	3,958,561	1,046,915
HCC Insurance Holdings, Inc.	13,270	781,284	238,383
Health Net, Inc.	92,826	5,387,937	564,066
Helix Energy Solutions Group, Inc.	121,978	1,893,956	(353,373)
Helmerich & Payne, Inc.	20,673	1,470,677	(14,885)
Hess Corp.	34,717	2,685,013	(363,140)
Hewlett-Packard Co.	146,414	5,341,041	(947,157)
Hill-Rom Holdings, Inc.	10,622	523,927	53,166
Home Depot, Inc./The	13,786	1,545,300	(13,262)
Honeywell International, Inc.	12,337	1,283,048	(25,044)
Hormel Foods Corp.	29,520	1,667,037	(2,995)
HSN, Inc.	18,351	1,236,944	51,113
Hubbell, Inc.	683	77,352	(3,397)
Humana, Inc.	20,212	3,150,951	715,201
Huntington Ingalls Industries, Inc.	51,120	6,317,963	(562,362)
IAC/InterActiveCorp.	19,764	1,294,147	280,254
IDACORP, Inc.	11,012	656,727	(38,513)
IDEX Corp.	962	74,084	1,510
Illinois Tool Works, Inc.	2,197	215,723	(14,061)
Ingersoll-Rand PLC	3,716	251,519	(986)
Ingram Micro, Inc.	25,304	677,262	(43,903)
Ingredion, Inc.	23,512	1,912,924	(36,431)
Intel Corp.	164,873	5,505,986	(491,373)
InterDigital, Inc.	35,508	1,983,324	36,727
International Business Machines Corp.	4,432	713,375	7,534
International Flavors & Fragrances, Inc.	687	79,886	(4,804)
Interpublic Group of Cos., Inc./The	62,297	1,311,492	(111,029)
Intersil Corp.	5,773	84,600	(12,380)
Intuit, Inc.	4,866	454,209	36,138
ITT Corp.	6,810	280,534	4,396
Jabil Circuit, Inc.	63,856	1,420,606	(61,111)
Jack Henry & Associates, Inc.	2,679	177,146	(3,815)
Jarden Corp.	14,594	783,128	(27,888)
JetBlue Airways Corp.	181,072	3,520,094	238,961
JM Smucker Co./The	6,058	697,586	(40,838)
John Wiley & Sons, Inc.	1,297	78,773	(8,255)
Johnson & Johnson	16,283	1,635,465	(48,523)
Johnson Controls, Inc.	8,055	393,487	5,477
JPMorgan Chase & Co.	129,445	8,305,021	466,172
Kemper Corp.	2,091	77,151	3,457
KeyCorp.	31,482	445,470	27,389
Kimberly-Clark Corp.	15,409	1,714,559	(81,668)
KLA-Tencor Corp.	4,313	275,730	(33,296)
Kohl’s Corp.	60,585	4,299,614	(506,387)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kroger Co./The	116,770	$8,733,487	$(266,494)
L Brands, Inc.	29,895	2,675,339	(112,441)
L-3 Communications Holdings, Inc.	3,306	425,218	(50,384)
Lam Research Corp.	31,401	2,543,696	10,775
Landstar System, Inc.	4,400	301,092	(6,864)
Lear Corp.	60,767	6,836,258	(14,555)
Leggett & Platt, Inc.	4,185	198,697	5,029
Leidos Holdings, Inc.	9,830	433,331	(36,494)
Lennar Corp.	5,793	292,025	3,650
Lennox International, Inc.	4,886	542,581	(16,407)
Lexmark International, Inc.	51,169	2,284,696	(23,026)
Liberty Interactive Corp. QVC Group	30,700	874,499	(22,574)
LifePoint Health, Inc.	9,999	703,130	166,283
Lincoln Electric Holdings, Inc.	5,589	384,200	(43,886)
Lincoln National Corp.	64,190	3,758,601	42,731
Lockheed Martin Corp.	18,145	3,584,832	(211,676)
Lowe’s Cos., Inc.	53,899	3,863,877	(254,261)
LyondellBasell Industries NV	43,672	4,131,665	389,261
M&T Bank Corp.	4,522	560,864	4,070
Macy’s, Inc.	2,598	165,337	9,950
Mallinckrodt PLC	48,284	5,831,101	(147,108)
ManpowerGroup, Inc.	11,499	900,027	127,754
Marathon Oil Corp.	61,938	1,738,038	(94,203)
Marathon Petroleum Corp.	89,972	4,528,465	177,970
Marriott International, Inc.	25,098	2,057,595	(190,555)
Marsh & McLennan Cos., Inc.	24,024	1,357,596	4,565
Marvell Technology Group Ltd.	79,010	1,202,816	(161,070)
Maxim Integrated Products, Inc.	4,612	160,036	(577)
McDonald’s Corp.	2,286	215,684	1,646
McGraw Hill Financial, Inc.	8,104	846,574	(32,527)
McKesson Corp.	7,425	1,678,421	(9,207)
Medivation, Inc.	17,456	2,192,478	(199,003)
Mentor Graphics Corp.	37,807	954,108	45,131
Merck & Co., Inc.	50,991	2,991,290	(88,372)
Meredith Corp.	20,836	1,105,063	(18,466)
MetLife, Inc.	102,242	5,324,211	400,318
Microchip Technology, Inc.	3,713	189,029	(12,940)
Micron Technology, Inc.	200,065	6,182,983	(2,413,758)
Microsoft Corp.	106,136	4,461,759	224,145
Minerals Technologies, Inc.	11,674	816,071	(20,722)
Molson Coors Brewing Co.	7,700	576,628	(39,091)
Mondelez International, Inc.	4,500	167,175	17,955

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Monster Beverage Corp.	9,244	$1,160,036	$78,845
Moody’s Corp.	7,403	732,031	67,197
Morgan Stanley	92,455	3,490,583	95,746
MSCI, Inc.	12,973	808,561	(10,073)
Murphy Oil Corp.	40,835	1,997,255	(299,744)
Murphy USA, Inc.	86,911	5,847,197	(995,825)
Myriad Genetics, Inc.	36,647	1,231,522	14,109
NASDAQ OMX Group, Inc./The	51,277	2,618,088	(115,258)
National Oilwell Varco, Inc.	83,019	4,430,401	(422,244)
Navient Corp.	218,792	4,732,971	(748,769)
NetApp, Inc.	24,398	803,801	(33,800)
New York Community Bancorp., Inc.	16,662	274,090	32,158
Newfield Exploration Co.	85,122	2,764,644	309,963
NewMarket Corp.	223	104,606	(5,618)
NextEra Energy, Inc.	5,969	617,314	(32,173)
NiSource, Inc.	1,968	83,758	5,963
Norfolk Southern Corp.	18,542	2,052,043	(432,214)
Northern Trust Corp.	5,413	407,323	6,555
Northrop Grumman Corp.	61,572	10,044,194	(277,028)
Norwegian Cruise Line Holdings Ltd.	51,206	2,528,239	341,345
NVIDIA Corp.	29,967	658,156	(55,519)
Oil States International, Inc.	9,205	398,484	(55,782)
Old Dominion Freight Line, Inc.	5,892	448,618	(44,398)
Olin Corp.	12,527	340,381	(2,778)
Omnicom Group, Inc.	1,800	138,960	(13,878)
ON Semiconductor Corp.	117,448	1,461,171	(88,204)
ONE Gas, Inc.	2,000	81,645	3,475
Oracle Corp.	68,504	2,941,452	(180,741)
Orbital ATK, Inc.	35,346	2,584,272	8,711
O’Reilly Automotive, Inc.	9,136	1,879,275	185,278
PACCAR, Inc.	19,433	1,269,095	(29,075)
Packaging Corp. of America	13,077	1,066,001	(248,819)
Parker-Hannifin Corp.	6,354	773,356	(34,196)
Penske Automotive Group, Inc.	1,938	96,084	4,905
People’s United Financial, Inc.	16,370	245,877	19,480
PepsiCo, Inc.	8,934	878,748	(44,849)
Pfizer, Inc.	117,320	4,035,215	(101,475)
PG&E Corp.	186,279	9,848,937	(702,638)
Phillips 66	22,321	1,716,485	81,695
Pilgrim’s Pride Corp.	209,486	5,497,409	(685,515)
Pinnacle Foods, Inc.	59,336	2,374,157	328,005
Pinnacle West Capital Corp.	77,627	4,699,849	(283,649)
Plantronics, Inc.	1,340	67,422	8,033
PNC Financial Services Group, Inc./The	64,457	6,019,669	145,643

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Polaris Industries, Inc.	809	$125,743	$(5,922)
Polycom, Inc.	25,300	350,152	(60,720)
PPG Industries, Inc.	4,758	561,087	(15,249)
PPL Corp.	6,199	190,514	(7,829)
Primerica, Inc.	4,600	245,077	(34,903)
Procter & Gamble Co./The	7,366	629,719	(53,404)
Prosperity Bancshares, Inc.	1,316	70,334	5,652
PTC, Inc.	3,236	111,998	20,743
Public Service Enterprise Group, Inc.	194,950	8,019,433	(361,797)
PulteGroup, Inc.	64,346	1,474,810	(178,238)
Qorvo, Inc.	13,529	973,079	112,894
Quintiles Transnational Holdings, Inc.	58,352	3,914,629	322,310
Rackspace Hosting, Inc.	77,495	3,330,818	(448,779)
Raytheon Co.	41,861	4,451,188	(445,928)
Regal Beloit Corp.	987	76,276	(4,630)
Regal Entertainment Group	16,430	383,805	(40,254)
Reinsurance Group of America, Inc.	58,614	5,389,062	171,648
Reliance Steel & Aluminum Co.	28,571	1,579,982	147,992
RenaissanceRe Holdings Ltd.	3,639	375,472	(6,077)
Rent-A-Center, Inc.	4,412	132,713	(7,633)
Republic Services, Inc.	79,487	3,202,592	(89,086)
ResMed, Inc.	4,147	271,751	(37,985)
Rock-Tenn Co.	94,368	6,220,544	(539,590)
Rockwell Automation, Inc.	1,527	179,911	10,414
Ross Stores, Inc.	58,174	2,857,089	(29,251)
Rovi Corp.	5,037	121,190	(40,850)
Rowan Cos. PLC	49,587	1,105,116	(58,334)
Royal Caribbean Cruises Ltd.	63,936	4,821,002	210,122
RPM International, Inc.	1,515	75,568	(1,379)
RR Donnelley & Sons Co.	22,932	421,405	(21,700)
Ryder System, Inc.	27,244	2,567,745	(187,437)
SCANA Corp.	21,089	1,169,300	(101,142)
Scotts Miracle-Gro Co./The	2,875	190,066	(19,838)
Seagate Technology PLC	48,318	2,723,703	(428,598)
SEI Investments Co.	15,865	733,189	44,672
Sempra Energy	1,467	155,883	(10,738)
Sensient Technologies Corp.	8,770	590,265	9,077
Sherwin-Williams Co./The	4,860	1,388,390	(51,793)
Signature Bank	522	68,600	7,816
Signet Jewelers Ltd.	8,852	1,064,276	70,905
Skyworks Solutions, Inc.	39,971	3,427,626	733,355
SM Energy Co.	21,971	1,104,053	(90,751)
Snap-on, Inc.	13,690	2,008,375	171,758

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sonoco Products Co.	8,735	$406,956	$(32,574)
Southern Co./The	1,808	82,336	(6,581)
Southwest Airlines Co.	101,451	4,211,995	(854,982)
Spectra Energy Corp.	12,200	448,716	(50,996)
Spectrum Brands Holdings, Inc.	15,700	1,484,906	116,337
Spirit AeroSystems Holdings, Inc.	150,417	8,043,739	245,742
StanCorp Financial Group, Inc.	4,245	303,515	17,449
Staples, Inc.	41,631	689,706	(52,335)
State Street Corp.	46,824	3,706,005	(100,557)
Steel Dynamics, Inc.	114,545	2,258,827	113,972
STERIS Corp.	34,755	2,278,813	(39,201)
Stryker Corp.	3,833	364,403	1,917
SunTrust Banks, Inc.	37,852	1,612,618	15,775
Superior Energy Services, Inc.	150,374	3,550,952	(387,083)
SUPERVALU, Inc.	184,016	1,657,570	(168,880)
Symantec Corp.	131,711	3,222,410	(160,130)
Synchrony Financial	8,292	272,184	871
Synopsys, Inc.	33,562	1,580,988	118,927
Sysco Corp.	3,783	149,693	(13,127)
Target Corp.	89,131	7,148,653	127,111
Tech Data Corp.	13,873	848,165	(49,635)
TEGNA, Inc.	224,364	6,338,759	856,594
Teleflex, Inc.	12,469	1,520,291	168,635
Telephone & Data Systems, Inc.	9,865	276,918	13,113
Tesoro Corp.	54,842	4,778,820	(149,607)
Texas Instruments, Inc.	10,690	622,158	(71,516)
Textron, Inc.	12,264	540,842	6,500
Thermo Fisher Scientific, Inc.	2,845	364,245	4,922
Thomson Reuters Corp.	7,299	288,247	(10,374)
Time Warner, Inc.	18,824	1,589,260	56,146
Time, Inc.	91,249	2,060,190	39,450
Timken Co./The	2,421	102,989	(14,453)
TJX Cos., Inc./The	4,214	287,238	(8,397)
Torchmark Corp.	15,365	861,457	33,093
Toro Co./The	1,089	74,426	(613)
Total System Services, Inc.	38,244	1,543,289	54,163
Towers Watson & Co.	10,099	1,349,900	(79,446)
Tractor Supply Co.	857	72,970	4,108
Travelers Cos., Inc./The	66,570	7,198,594	(763,938)
Trinity Industries, Inc.	69,137	2,218,102	(390,812)
Tupperware Brands Corp.	3,563	258,460	(28,504)
Tyco International PLC	4,400	189,728	(20,416)
Tyler Technologies, Inc.	2,552	309,154	21,024
Tyson Foods, Inc.	59,713	2,432,620	112,945
UGI Corp.	57,442	1,931,732	47,145
Union Pacific Corp.	39,229	4,795,542	(1,054,272)
Unit Corp.	36,820	1,254,089	(255,531)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Parcel Service, Inc.	3,400	$348,534	$(19,040)
United States Steel Corp.	162,385	4,200,666	(852,288)
United Technologies Corp.	8,235	999,070	(85,562)
United Therapeutics Corp.	22,225	3,528,851	337,188
UnitedHealth Group, Inc.	58,898	6,670,238	515,318
Universal Health Services, Inc.	1,767	188,698	62,393
Unum Group	43,181	1,489,255	54,466
US Bancorp.	19,730	884,562	(28,280)
Valero Energy Corp.	118,989	6,988,511	460,200
Validus Holdings Ltd.	35,013	1,505,211	35,011
Valmont Industries, Inc.	3,084	386,394	(19,799)
Vectren Corp.	12,227	526,255	(55,760)
VeriSign, Inc.	48,944	3,081,760	(60,937)
Verizon Communications, Inc.	5,264	258,884	(13,528)
VF Corp.	10,728	808,850	(60,679)
Viacom, Inc.	11,409	791,100	(53,622)
Visa, Inc.	3,596	243,512	(2,041)
Voya Financial, Inc.	91,841	4,156,700	111,152
WABCO Holdings, Inc.	605	70,582	4,269
Wabtec Corp.	838	75,981	2,992
Walgreens Boots Alliance, Inc.	11,589	903,942	74,633
Wal-Mart Stores, Inc.	18,458	1,508,887	(199,661)
Walt Disney Co./The	17,953	1,901,561	147,594
Washington Federal, Inc.	3,280	70,602	5,986
Waste Connections, Inc.	1,797	83,848	827
Waste Management, Inc.	73,443	3,735,942	(331,859)
Waters Corp.	2,376	319,251	(14,220)
WEC Energy Group, Inc.	1,656	81,171	(6,701)
Wells Fargo & Co.	78,035	4,318,540	70,149
Werner Enterprises, Inc.	63,203	1,784,671	(125,593)
WESCO International, Inc.	1,377	95,757	(1,239)
Westar Energy, Inc.	22,064	853,211	(98,181)
Western Digital Corp.	29,749	3,065,726	(732,809)
Western Refining, Inc.	61,555	2,759,670	(74,641)
Western Union Co./The	61,597	1,356,137	(103,870)
WGL Holdings, Inc.	26,983	1,480,917	(16,010)
Whirlpool Corp.	32,052	6,455,348	(908,749)
Williams-Sonoma, Inc.	1,470	120,099	838
World Fuel Services Corp.	25,773	1,369,527	(133,712)
Worthington Industries, Inc.	7,502	230,762	(5,251)
WPX Energy, Inc.	58,420	736,092	(18,694)
WR Berkley Corp.	10,412	523,251	17,444
Wyndham Worldwide Corp.	24,790	2,197,122	(166,574)
Xcel Energy, Inc.	118,830	4,006,662	(182,713)
Xerox Corp.	68,993	888,357	(154,272)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Xilinx, Inc.	1,613	$67,902	$3,328
Yahoo!, Inc.	42,144	1,834,528	(178,691)
Zebra Technologies Corp.	2,000	178,980	43,120

			(11,803,077)

Total of Long Equity Positions			(12,062,594)

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(12,258)	(798,439)	(2,009)
Restaurant Brands International, Inc.	(25,349)	(1,026,399)	57,813

			55,804

Ireland
Endo International PLC	(71,296)	(6,086,540)	407,813
Jazz Pharmaceuticals PLC	(15,762)	(2,705,584)	(69,631)
Perrigo Co PLC	(3,920)	(595,448)	(129,086)

			209,096

Netherlands
Core Laboratories NV	(53,321)	(5,805,649)	(275,078)
QIAGEN NV	(29,287)	(728,411)	2,387
Sensata Technologies Holding NV	(48,730)	(2,633,868)	63,848

			(208,843)

Norway
Golar LNG Ltd.	(81,478)	(2,905,840)	(907,330)
Seadrill Ltd.	(217,333)	(2,486,197)	238,974

			(668,356)

Panama
Copa Holdings SA	(4,423)	(503,028)	137,732

Switzerland
Weatherford International PLC	(364,271)	(4,730,290)	260,685

United Kingdom
Ensco PLC	(23,498)	(638,684)	115,384
Liberty Global PLC	(16,090)	(850,839)	(19,147)
Michael Kors Holdings Ltd.	(44,657)	(2,978,773)	1,099,160
Pentair PLC	(33,437)	(2,224,502)	(74,292)

			1,121,105

United States
Aaron’s, Inc.	(12,096)	(420,633)	(17,363)
Abercrombie & Fitch Co.	(200,061)	(4,437,410)	134,098
ACI Worldwide, Inc.	(9,100)	(184,457)	(39,130)
Acxiom Corp.	(86,603)	(1,624,505)	102,024
Adobe Systems, Inc.	(2,484)	(191,760)	(9,469)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Advanced Micro Devices, Inc.	(598,355)	$(1,604,926)	$168,874
AECOM	(13,845)	(435,174)	(22,819)
Agilent Technologies, Inc.	(22,231)	(943,328)	85,656
Akorn, Inc.	(7,037)	(305,110)	(2,126)
Albemarle Corp.	(79,684)	(4,807,113)	402,979
Alcoa, Inc.	(58,892)	(927,549)	270,903
Alere, Inc.	(12,076)	(553,687)	(83,322)
Alexion Pharmaceuticals, Inc.	(3,634)	(606,008)	(50,910)
Align Technology, Inc.	(57,761)	(3,366,456)	(255,737)
Allegheny Technologies, Inc.	(121,147)	(3,942,655)	284,015
Alliance Data Systems Corp.	(8,666)	(2,457,126)	(72,826)
Allison Transmission Holdings, Inc.	(2,465)	(74,952)	2,826
Allscripts Healthcare Solutions, Inc.	(162,427)	(1,946,017)	(275,985)
Ally Financial, Inc.	(16,996)	(385,222)	4,002
Alnylam Pharmaceuticals, Inc.	(16,700)	(1,614,556)	(387,273)
Amazon.com, Inc.	(12,349)	(4,636,185)	(724,392)
AMC Networks, Inc.	(3,770)	(259,451)	(49,123)
American International Group, Inc.	(11,679)	(642,228)	(79,768)
AMETEK, Inc.	(6,502)	(340,224)	(15,955)
Anadarko Petroleum Corp.	(39,598)	(3,448,685)	357,665
Antero Resources Corp.	(46,100)	(1,725,532)	142,458
Apache Corp.	(39,315)	(2,467,333)	201,610
Armstrong World Industries, Inc.	(32,866)	(1,739,352)	(11,749)
Artisan Partners Asset Management, Inc.	(56,309)	(2,564,114)	(52,002)
Ascena Retail Group, Inc.	(25,009)	(360,881)	(55,644)
athenahealth, Inc.	(21,000)	(2,757,096)	350,916
Atmel Corp.	(252,669)	(2,134,352)	(355,701)
Autodesk, Inc.	(39,207)	(2,213,900)	250,609
Avis Budget Group, Inc.	(16,719)	(1,053,464)	316,491
Avon Products, Inc.	(346,327)	(2,848,313)	680,306
B/E Aerospace, Inc.	(173,142)	(10,343,400)	837,904
BancorpSouth, Inc.	(31,488)	(702,633)	(108,498)
Bank of America Corp.	(79,810)	(1,327,240)	(31,126)
Belden, Inc.	(2,584)	(223,967)	14,068
Bio-Techne Corp.	(8,765)	(869,738)	6,648
Black Hills Corp.	(7,730)	(372,168)	34,753
BorgWarner, Inc.	(70,359)	(4,276,159)	276,954
Brookdale Senior Living, Inc.	(151,306)	(5,654,626)	404,308
Brown & Brown, Inc.	(25,827)	(843,961)	(4,714)
Brown-Forman Corp.	(10,123)	(961,108)	(53,014)
Bruker Corp.	(130,760)	(2,506,851)	(161,960)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Brunswick Corp./DE	(7,600)	$(428,564)	$42,028
Cabela’s, Inc.	(31,031)	(1,648,439)	97,510
Cabot Oil & Gas Corp.	(50,449)	(1,416,608)	(174,554)
Cameron International Corp.	(17,817)	(866,084)	(66,992)
Campbell Soup Co.	(3,923)	(183,989)	(2,942)
CarMax, Inc.	(16,956)	(1,144,191)	21,534
Carpenter Technology Corp.	(54,518)	(2,283,770)	175,014
Cathay General Bancorp	(7,200)	(188,856)	(44,784)
CBOE Holdings, Inc.	(18,159)	(1,045,320)	6,262
CBS Corp.	(12,605)	(758,821)	59,244
CEB, Inc.	(10,800)	(849,993)	(90,255)
CenterPoint Energy, Inc.	(131,541)	(2,716,275)	213,049
Cerner Corp.	(28,763)	(1,993,427)	7,055
CH Robinson Worldwide, Inc.	(5,809)	(417,144)	54,721
Charles Schwab Corp./The	(270,286)	(8,332,392)	(492,446)
Cheniere Energy, Inc.	(53,014)	(4,030,600)	358,851
Chico’s FAS, Inc.	(78,925)	(1,422,848)	110,325
Chipotle Mexican Grill, Inc.	(1,454)	(902,290)	22,634
Ciena Corp.	(217,571)	(4,418,027)	(734,055)
Cincinnati Financial Corp.	(11,572)	(607,223)	26,540
CIT Group, Inc.	(14,742)	(684,618)	(737)
Citigroup, Inc.	(21,911)	(1,132,580)	(77,784)
Citrix Systems, Inc.	(6,242)	(400,487)	(37,452)
CLARCOR, Inc.	(1,213)	(78,238)	2,741
Clean Harbors, Inc.	(23,334)	(1,179,300)	(74,669)
Coach, Inc.	(109,207)	(4,309,308)	529,654
Cobalt International Energy, Inc.	(576,314)	(5,303,978)	(292,031)
Coca-Cola Co./The	(40,798)	(1,696,019)	95,513
Cognex Corp.	(6,255)	(300,225)	(640)
Colfax Corp.	(74,881)	(3,854,456)	398,698
Colgate-Palmolive Co.	(92,847)	(6,368,468)	295,346
CommVault Systems, Inc.	(49,364)	(2,170,408)	76,881
Compass Minerals International, Inc.	(5,819)	(535,728)	57,755
ConAgra Foods, Inc.	(6,857)	(231,492)	(68,296)
Concho Resources, Inc.	(5,722)	(676,112)	24,605
CONSOL Energy, Inc.	(168,956)	(5,072,812)	1,399,709
Copart, Inc.	(14,620)	(534,981)	16,263
CoStar Group, Inc.	(9,900)	(1,860,210)	(132,264)
Coty, Inc.	(30,100)	(670,929)	(291,368)
Covanta Holding Corp.	(46,277)	(1,013,287)	32,677
Cree, Inc.	(47,720)	(1,796,168)	554,016
Cypress Semiconductor Corp.	(64,064)	(838,633)	85,240
Dana Holding Corp.	(3,470)	(75,763)	4,351
Darden Restaurants, Inc.	(15,871)	(975,273)	(152,838)
DaVita HealthCare Partners, Inc.	(46,770)	(3,716,209)	(603)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Dean Foods Co.	(169,923)	$(2,762,948)	$15,293
Denbury Resources, Inc.	(17,798)	(161,428)	48,233
Dick’s Sporting Goods, Inc.	(3,504)	(188,130)	6,728
Diebold, Inc.	(65,538)	(2,282,821)	(11,009)
Discovery Communications, Inc.	(135,686)	(4,360,292)	(152,624)
Dominion Resources, Inc.	(87,259)	(6,143,493)	308,484
Donaldson Co., Inc.	(19,814)	(717,715)	8,374
DreamWorks Animation SKG, Inc.	(24,227)	(516,762)	(122,346)
Dril-Quip, Inc.	(9,082)	(685,496)	2,075
DSW, Inc.	(74,849)	(2,719,811)	222,100
Dunkin’ Brands Group, Inc.	(44,006)	(2,068,282)	(352,048)
E*TRADE Financial Corp.	(91,495)	(2,485,158)	(255,118)
East West Bancorp, Inc.	(1,800)	(73,584)	(7,092)
Ecolab, Inc.	(15,293)	(1,738,301)	9,122
Emerson Electric Co.	(51,328)	(3,010,871)	165,760
Envision Healthcare Holdings Inc	(203,966)	(7,562,728)	(489,850)
EQT Corp.	(8,600)	(701,674)	2,150
Estee Lauder Cos., Inc./The	(39,319)	(3,397,131)	(10,253)
Esterline Technologies Corp.	(6,326)	(663,543)	60,422
Expeditors International of Washington, Inc.	(62,388)	(2,953,027)	76,628
F5 Networks, Inc.	(13,131)	(1,498,402)	(81,914)
Facebook, Inc.	(28,044)	(2,214,919)	(190,275)
Fairchild Semiconductor International, Inc.	(22,456)	(369,626)	(20,660)
Fastenal Co.	(91,329)	(3,824,941)	(27,316)
Federated Investors, Inc.	(16,900)	(597,246)	31,265
FEI Co.	(39,563)	(3,101,966)	(178,994)
FireEye, Inc.	(99,600)	(4,267,178)	(604,258)
First Horizon National Corp.	(55,559)	(813,384)	(57,226)
First Niagara Financial Group, Inc.	(286,077)	(2,539,333)	(161,234)
First Republic Bank	(21,071)	(1,190,301)	(137,804)
First Solar, Inc.	(20,970)	(1,040,531)	55,361
FirstEnergy Corp.	(9,163)	(338,390)	40,134
FirstMerit Corp.	(24,200)	(443,828)	(60,258)
Flowers Foods, Inc.	(29,621)	(640,110)	13,626
Flowserve Corp.	(38,602)	(2,258,373)	225,592
Fluor Corp.	(61,442)	(3,600,502)	343,462
FMC Corp.	(92,795)	(5,637,641)	761,264
FMC Technologies, Inc.	(11,902)	(513,375)	19,561
Ford Motor Co.	(82,249)	(1,296,093)	61,536
Fortinet, Inc.	(46,496)	(1,534,368)	(387,312)
Fortune Brands Home & Security, Inc.	(14,009)	(658,283)	16,391
Fossil Group, Inc.	(3,866)	(382,632)	114,486
Freeport-McMoRan, Inc.	(269,688)	(5,338,162)	316,571

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FTI Consulting, Inc.	(13,848)	$(521,239)	$(49,853)
General Electric Co.	(109,764)	(2,989,306)	72,876
General Motors Co.	(11,329)	(421,892)	44,296
Genesee & Wyoming, Inc.	(42,005)	(3,730,726)	530,786
Genworth Financial, Inc.	(678,038)	(5,502,114)	369,366
GNC Holdings, Inc.	(34,962)	(1,701,683)	146,573
Goodyear Tire & Rubber Co./The	(2,545)	(67,748)	(8,984)
Graco, Inc.	(14,304)	(1,062,376)	46,363
Groupon, Inc.	(54,064)	(435,756)	163,814
Guess?, Inc.	(34,470)	(631,124)	(29,665)
Hain Celestial Group, Inc./The	(1,200)	(72,514)	(6,518)
Halliburton Co.	(33,258)	(1,532,253)	99,831
Harley-Davidson, Inc.	(23,694)	(1,413,061)	77,904
Harsco Corp.	(147,350)	(2,509,969)	78,695
Henry Schein, Inc.	(12,821)	(1,801,944)	(20,177)
Herman Miller, Inc.	(2,648)	(76,912)	305
Hershey Co./The	(21,369)	(2,004,541)	106,332
Hertz Global Holdings, Inc.	(260,745)	(5,784,454)	1,059,755
Hexcel Corp.	(25,969)	(1,191,198)	(100,500)
Hilton Worldwide Holdings, Inc.	(22,000)	(630,300)	24,200
HMS Holdings Corp.	(92,438)	(1,828,424)	241,263
HollyFrontier Corp.	(15,134)	(630,634)	(15,437)
Hologic, Inc.	(45,291)	(1,381,828)	(341,947)
HomeAway, Inc.	(79,528)	(2,390,642)	(84,269)
Huntington Bancshares, Inc.	(42,501)	(454,761)	(25,926)
Huntsman Corp.	(36,574)	(856,058)	48,869
IDEXX Laboratories, Inc.	(61,016)	(4,054,766)	141,200
IHS, Inc.	(3,949)	(491,865)	(16,095)
Illumina, Inc.	(23,008)	(4,470,831)	(553,196)
Incyte Corp.	(34,105)	(2,653,369)	(900,713)
Informatica Corp.	(7,847)	(344,169)	(36,175)
Integrated Device Technology, Inc.	(3,163)	(66,129)	(2,508)
Intuitive Surgical, Inc.	(8,209)	(4,160,016)	182,756
ITC Holdings Corp.	(148,636)	(5,196,491)	413,385
Itron, Inc.	(39,303)	(1,409,629)	56,034
Jacobs Engineering Group, Inc.	(8,998)	(390,259)	24,760
Janus Capital Group, Inc.	(54,942)	(947,749)	7,142
JB Hunt Transport Services, Inc.	(4,877)	(422,582)	22,229
JDS Uniphase Corp.	(257,948)	(3,386,394)	399,356
Joy Global, Inc.	(20,980)	(895,390)	135,914
Juniper Networks, Inc.	(52,127)	(1,417,938)	64,200
Kansas City Southern	(58,562)	(5,983,191)	642,336
Kate Spade & Co.	(161,699)	(4,791,278)	1,308,282
KB Home	(42,584)	(617,894)	(89,001)
KBR, Inc.	(313,785)	(5,532,146)	(580,385)
Kellogg Co.	(49,308)	(3,124,071)	32,460

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kennametal, Inc.	(20,717)	$(753,271)	$46,406
Keurig Green Mountain, Inc.	(86,442)	(8,673,530)	2,049,480
Keysight Technologies, Inc.	(3,033)	(102,159)	7,560
Kinder Morgan, Inc.	(39,927)	(1,643,719)	110,921
KLX, Inc.	(39,244)	(1,709,038)	(22,800)
Kosmos Energy Ltd.	(115,700)	(1,023,487)	48,136
Laboratory Corp. of America Holdings	(13,992)	(1,673,087)	(23,024)
Las Vegas Sands Corp.	(62,370)	(3,641,242)	362,451
Legg Mason, Inc.	(4,612)	(269,802)	32,146
Leucadia National Corp.	(42,717)	(1,035,972)	(1,196)
Level 3 Communications, Inc.	(39,544)	(2,154,341)	71,558
Liberty Broadband Corp.	(2,122)	(115,766)	7,204
Liberty TripAdvisor Holdings, Inc.	(7,204)	(212,860)	(19,252)
Linear Technology Corp.	(13,527)	(656,542)	58,243
LinkedIn Corp.	(9,739)	(2,477,454)	465,085
Lions Gate Entertainment Corp.	(58,610)	(1,878,125)	(293,376)
Live Nation Entertainment, Inc.	(77,311)	(2,022,154)	(103,126)
Loews Corp.	(56,576)	(2,334,129)	155,388
LPL Financial Holdings, Inc.	(27,411)	(1,182,385)	(91,953)
Madison Square Garden Co./The	(3,566)	(280,074)	(17,652)
Manitowoc Co., Inc./The	(174,337)	(3,633,915)	216,910
Markel Corp.	(150)	(111,750)	(8,352)
Masco Corp.	(35,635)	(953,949)	3,564
MasterCard, Inc.	(33,510)	(3,133,245)	731
Mattel, Inc.	(22,046)	(591,470)	25,108
MDC Holdings, Inc.	(12,500)	(345,750)	(28,875)
MDU Resources Group, Inc.	(137,996)	(2,870,481)	175,419
Mead Johnson Nutrition Co.	(13,422)	(1,329,519)	118,586
MEDNAX, Inc.	(3,383)	(239,840)	(10,874)
MGM Resorts International	(290,726)	(5,949,257)	643,508
Michaels Cos., Inc./The	(4,585)	(125,116)	1,734
Middleby Corp./The	(1,700)	(176,978)	(13,813)
Mohawk Industries, Inc.	(479)	(82,120)	(9,321)
Monsanto Co.	(23,007)	(2,793,210)	340,894
Mosaic Co./The	(14,839)	(771,776)	76,569
Motorola Solutions, Inc.	(64,413)	(4,199,428)	505,986
MRC Global, Inc.	(256,524)	(3,637,754)	(322,976)
MSC Industrial Direct Co., Inc.	(7,092)	(514,683)	19,874
Nabors Industries Ltd.	(48,479)	(733,761)	34,209
National Fuel Gas Co.	(11,722)	(755,276)	64,967
Navistar International Corp.	(89,861)	(2,565,802)	532,247
NCR Corp.	(94,005)	(2,754,490)	(75,060)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Netflix, Inc.	(7,991)	$(3,755,450)	$(1,494,157)
NetSuite, Inc.	(15,248)	(1,489,624)	90,620
New York Times Co./The	(72,544)	(1,025,244)	35,019
Newell Rubbermaid, Inc.	(1,855)	(73,691)	(2,568)
News Corp.	(13,446)	(230,061)	33,884
Nielsen NV	(47,156)	(2,143,400)	32,226
NIKE, Inc.	(6,977)	(640,907)	(112,748)
Noble Energy, Inc.	(45,147)	(2,224,932)	298,058
Nordson Corp.	(4,360)	(343,516)	3,916
Nordstrom, Inc.	(10,010)	(735,566)	(10,179)
NorthStar Asset Management Group, Inc.	(81,612)	(1,769,221)	260,215
Nuance Communications, Inc.	(34,154)	(489,476)	(108,560)
Nucor Corp.	(14,398)	(705,307)	70,787
Occidental Petroleum Corp.	(49,998)	(3,866,991)	(21,353)
Oceaneering International, Inc.	(5,061)	(262,970)	27,178
Ocwen Financial Corp.	(60,158)	(566,087)	(47,525)
OGE Energy Corp.	(203,821)	(6,313,034)	489,868
Old Republic International Corp.	(8,046)	(120,785)	(4,974)
ONEOK, Inc.	(94,669)	(4,306,816)	569,284
Oshkosh Corp.	(1,477)	(69,497)	6,902
Owens & Minor, Inc.	(23,084)	(776,630)	(8,226)
Owens Corning	(15,092)	(602,925)	(19,620)
Owens-Illinois, Inc.	(156,057)	(3,856,042)	276,094
PacWest Bancorp	(15,700)	(736,801)	2,669
Palo Alto Networks, Inc.	(14,652)	(2,005,712)	(553,992)
Pandora Media, Inc.	(73,195)	(1,108,751)	(28,699)
Panera Bread Co.	(2,108)	(323,957)	(44,458)
Patterson Cos., Inc.	(14,959)	(696,961)	(30,794)
Patterson-UTI Energy, Inc.	(126,382)	(2,441,599)	63,721
PBF Energy, Inc.	(52,600)	(1,576,948)	82,056
PerkinElmer, Inc.	(7,187)	(332,902)	(45,422)
Pitney Bowes, Inc.	(29,806)	(677,788)	57,526
PNM Resources, Inc.	(16,335)	(408,726)	6,885
PolyOne Corp.	(11,661)	(469,430)	12,669
Post Holdings, Inc.	(137,285)	(6,550,737)	(853,043)
Praxair, Inc.	(18,120)	(2,204,776)	38,530
Precision Castparts Corp.	(48,549)	(10,252,083)	548,595
Priceline Group, Inc./The	(1,768)	(2,095,047)	59,425
Principal Financial Group, Inc.	(6,109)	(316,385)	3,055
Progressive Corp./The	(28,213)	(754,416)	(30,752)
Prudential Financial, Inc.	(20,608)	(1,746,235)	(57,377)
PVH Corp.	(14,103)	(1,498,754)	(125,912)
QEP Resources, Inc.	(79,200)	(1,820,808)	354,816
QUALCOMM, Inc.	(53,151)	(3,662,398)	333,551
Quanta Services, Inc.	(47,708)	(1,393,155)	18,211
Quest Diagnostics, Inc.	(1,019)	(73,428)	(470)
Questar Corp.	(37,393)	(856,928)	75,040
Ralph Lauren Corp.	(659)	(89,848)	2,623

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Range Resources Corp.	(68,193)	$(3,576,041)	$208,671
Rayonier Advanced Materials, Inc.	(48,716)	(834,738)	42,616
Red Hat, Inc.	(9,133)	(626,524)	(66,945)
Regeneron Pharmaceuticals, Inc.	(2,104)	(874,730)	(198,583)
Regions Financial Corp.	(25,154)	(243,491)	(17,105)
Rice Energy, Inc.	(68,051)	(1,560,754)	143,252
Rite Aid Corp.	(150,784)	(1,249,659)	(9,387)
Robert Half International, Inc.	(1,333)	(79,139)	5,158
Rockwell Collins, Inc.	(2,096)	(186,146)	(7,420)
Roper Technologies, Inc.	(4,569)	(795,995)	8,025
RPC, Inc.	(68,300)	(934,217)	(10,372)
salesforce.com, Inc.	(61,200)	(3,798,684)	(462,672)
Sally Beauty Holdings, Inc.	(12,487)	(416,816)	22,477
SanDisk Corp.	(55,885)	(3,977,848)	724,224
Santander Consumer USA Holdings, Inc.	(22,000)	(484,405)	(78,135)
SBA Communications Corp.	(15,247)	(1,835,645)	82,698
Schlumberger Ltd.	(32,143)	(2,945,531)	175,126
Scripps Networks Interactive, Inc.	(16,748)	(1,188,974)	94,157
Sealed Air Corp.	(22,720)	(1,059,888)	(107,466)
Seattle Genetics, Inc.	(76,500)	(2,867,423)	(835,177)
SeaWorld Entertainment, Inc.	(123,813)	(2,390,077)	106,966
Semtech Corp.	(53,619)	(1,357,309)	292,971
Service Corp. International	(48,213)	(1,195,682)	(223,226)
ServiceNow, Inc.	(17,305)	(1,330,408)	44,474
Silicon Laboratories, Inc.	(4,443)	(222,833)	(17,133)
Sirius XM Holdings, Inc.	(966,066)	(3,753,709)	150,283
Sirona Dental Systems, Inc.	(3,412)	(310,772)	(31,861)
Six Flags Entertainment Corp.	(21,924)	(1,007,193)	23,901
SLM Corp.	(22,200)	(203,682)	(15,432)
SolarWinds, Inc.	(13,895)	(696,139)	55,163
Solera Holdings, Inc.	(52,446)	(2,693,477)	356,484
Sotheby’s	(78,232)	(3,430,653)	(108,563)
Southwestern Energy Co.	(30,116)	(813,264)	128,727
Spirit Airlines, Inc.	(43,329)	(3,046,679)	355,948
Splunk, Inc.	(50,766)	(3,236,750)	(297,579)
Sprint Corp.	(778,363)	(3,923,750)	374,415
Sprouts Farmers Market, Inc.	(164,157)	(5,112,237)	683,282
SPX Corp.	(17,837)	(1,345,299)	54,078
St. Jude Medical, Inc.	(2,747)	(199,207)	(1,517)
Stanley Black & Decker, Inc.	(5,274)	(518,540)	(36,496)
Starbucks Corp.	(25,988)	(1,195,838)	(197,509)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Starwood Hotels & Resorts Worldwide, Inc.	(4,442)	$(361,010)	$808
SunEdison, Inc.	(221,057)	(4,942,799)	(1,669,016)
SunPower Corp.	(9,778)	(300,393)	22,600
SVB Financial Group	(5,450)	(689,697)	(94,994)
Synovus Financial Corp.	(68,232)	(1,926,189)	(176,721)
T Rowe Price Group, Inc.	(957)	(78,253)	3,866
Tableau Software, Inc.	(14,000)	(1,375,261)	(238,939)
Targa Resources Corp.	(39,461)	(3,834,267)	313,557
Taylor Morrison Home Corp.	(65,676)	(1,271,792)	(65,371)
TCF Financial Corp.	(10,410)	(166,505)	(6,406)
Teekay Corp.	(49,727)	(2,271,781)	142,470
Tempur Sealy International, Inc.	(68,702)	(3,981,836)	(545,625)
Tenet Healthcare Corp.	(160,957)	(7,628,158)	(1,688,033)
Teradata Corp.	(14,561)	(642,951)	104,194
Terex Corp.	(26,358)	(670,548)	57,724
Tesla Motors, Inc.	(15,935)	(3,088,127)	(1,186,596)
Thor Industries, Inc.	(1,297)	(77,782)	4,787
Thoratec Corp.	(65,235)	(2,676,861)	(230,663)
Tiffany & Co.	(49,048)	(4,335,478)	(167,128)
TimkenSteel Corp.	(18,261)	(574,253)	81,388
T-Mobile US, Inc.	(134,870)	(4,515,377)	(713,533)
Toll Brothers, Inc.	(26,789)	(1,020,197)	(2,875)
TransDigm Group, Inc.	(3,414)	(710,727)	(56,297)
TreeHouse Foods, Inc.	(1,302)	(91,126)	(14,375)
Trimble Navigation Ltd.	(224,975)	(5,692,302)	414,389
TripAdvisor, Inc.	(46,596)	(3,834,468)	(225,908)
Triumph Group, Inc.	(12,146)	(723,294)	(78,220)
Twenty-First Century Fox, Inc.	(36,346)	(1,274,291)	91,410
Twitter, Inc.	(105,402)	(4,764,152)	946,491
Ulta Salon Cosmetics & Fragrance, Inc.	(10,002)	(1,359,372)	(185,437)
Umpqua Holdings Corp.	(120,163)	(2,032,232)	(129,500)
Under Armour, Inc.	(9,157)	(667,545)	(96,515)
United Continental Holdings, Inc.	(12,968)	(842,012)	154,579
United Natural Foods, Inc.	(10,037)	(719,009)	79,853
United Rentals, Inc.	(8,060)	(722,561)	16,344
Urban Outfitters, Inc.	(36,482)	(1,517,373)	240,503
USG Corp.	(166,406)	(4,735,558)	111,135
Valspar Corp./The	(1,348)	(117,883)	7,589
Vantiv, Inc.	(7,037)	(268,039)	(704)
Varian Medical Systems, Inc.	(1,060)	(98,378)	8,988
VCA, Inc.	(1,475)	(77,193)	(3,054)
Veeva Systems, Inc.	(3,700)	(92,653)	(11,058)
VeriFone Systems, Inc.	(142,112)	(5,136,644)	310,520
Verisk Analytics, Inc.	(9,467)	(639,591)	(49,228)
Vertex Pharmaceuticals, Inc.	(31,663)	(3,727,011)	(182,736)
Visteon Corp.	(35,770)	(3,855,170)	100,035
VMware, Inc.	(20,237)	(1,757,700)	22,579

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Waddell & Reed Financial, Inc.	(46,026)	$(2,255,802)	$78,312
Watsco, Inc.	(610)	(73,606)	(1,876)
Webster Financial Corp.	(7,157)	(246,129)	(36,930)
WellCare Health Plans, Inc.	(40,207)	(3,314,202)	(96,558)
Wendy’s Co./The	(72,627)	(801,802)	(17,430)
Westlake Chemical Corp.	(1,056)	(72,535)	104
WEX, Inc.	(7,265)	(768,744)	(59,248)
WhiteWave Foods Co./The	(46,700)	(2,051,889)	(230,807)
Whiting Petroleum Corp.	(81,049)	(3,007,366)	284,120
Williams Cos., Inc./The	(68,995)	(3,473,959)	(485,664)
Woodward, Inc.	(4,545)	(222,796)	(27,134)
Workday, Inc.	(34,300)	(3,010,962)	390,785
WR Grace & Co.	(52,082)	(5,148,323)	(75,502)
WW Grainger, Inc.	(1,105)	(263,152)	1,654
Wynn Resorts Ltd.	(40,141)	(4,699,939)	739,227
Xylem, Inc.	(16,325)	(587,219)	(17,948)
Yelp, Inc.	(66,500)	(3,217,296)	355,801
Yum! Brands, Inc.	(14,397)	(1,120,426)	(176,455)
Zillow Group, Inc.	(858)	(79,833)	5,410
Zions Bancorporation	(115,051)	(3,256,360)	(394,784)
Zoetis, Inc.	(13,100)	(605,220)	(26,462)
Zynga, Inc.	(833,343)	(1,991,023)	(392,338)

			9,769,427

Total of Short Equity Positions			10,676,650

Total of Long and Short Equity Positions			(1,385,944)

Net Cash and Other Receivables/ (Payables) (b)			556,936

Swaps, at Value			$(829,008)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at June 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	2-25 months maturity ranging from 07/21/2015 - 02/21/2017	$5,259,127

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
DCC PLC	26,497	$1,719,018	$361,797

Netherlands
Royal Dutch Shell PLC	9,587	298,589	(27,525)

South Africa
Investec PLC	139,931	1,265,955	(8,677)
Mondi PLC	91,093	1,842,810	118,356

			109,679

Switzerland
Wolseley PLC	11,149	682,839	28,181

United Kingdom
3i Group PLC	347,582	2,894,995	(74,649)
Amlin PLC	77,900	616,061	(33,207)
Ashtead Group PLC	118,219	2,027,802	9,678
Associated British Foods PLC	62,438	2,884,183	(70,588)
AstraZeneca PLC	12,589	901,867	(105,106)
Aviva PLC	423,394	3,616,989	(337,640)
Babcock International Group PLC	58,028	966,595	16,541
BAE Systems PLC	356,833	2,926,692	(398,379)
Barratt Developments PLC	490,758	3,909,818	823,705
Berkeley Group Holdings PLC	40,068	1,760,185	345,345
Britvic PLC	18,966	222,324	(8,640)
BT Group PLC	734,331	5,233,038	(32,988)
BTG PLC	4,584	51,634	(6,433)
Bunzl PLC	67,600	1,996,164	(152,073)
Close Brothers Group PLC	36,422	907,107	(33,201)
Cobham PLC	78,653	408,106	(83,269)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Compass Group PLC	106,729	$1,873,527	$(108,320)
Direct Line Insurance Group PLC	455,907	2,505,762	(99,232)
Dixons Carphone PLC	122,800	840,192	33,026
easyJet PLC	56,344	1,556,195	(186,554)
G4S PLC	227,720	1,006,138	(45,950)
GKN PLC	295,576	1,746,198	(193,294)
Greene King PLC	51,363	668,707	13,041
Hays PLC	58,579	145,558	4,674
Henderson Group PLC	55,003	224,140	1,523
Hikma Pharmaceuticals PLC	68,744	2,394,231	(306,084)
Howden Joinery Group PLC	35,222	277,452	8,437
HSBC Holdings PLC	292,021	2,779,021	(164,144)
ICAP PLC	45,351	354,152	23,076
Imperial Tobacco Group PLC	87,252	4,207,278	(5,027)
Inchcape PLC	152,700	1,774,514	169,282
Indivior PLC	338,533	1,229,208	(32,864)
Inmarsat PLC	100,038	1,415,735	22,361
Intermediate Capital Group PLC	211,481	1,745,583	81,346
International Consolidated Airlines Group SA	356,342	3,208,911	(439,739)
ITV PLC	380,636	1,500,583	74,275
Kingfisher PLC	178,602	961,628	12,556
Legal & General Group PLC	197,607	839,349	(66,693)
Man Group PLC	1,204,066	3,367,408	(399,786)
Marks & Spencer Group PLC	10,935	92,324	(77)
Meggitt PLC	19,145	167,537	(27,343)
Merlin Entertainments PLC	4,185	29,635	(1,566)
National Grid PLC	186,642	2,591,592	(189,354)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Next PLC	15,004	$1,703,132	$52,965
Pennon Group PLC	11,202	150,236	(7,535)
Persimmon PLC	152,314	4,141,868	583,821
Playtech PLC	69,820	930,512	(32,698)
Provident Financial PLC	58,099	2,492,736	178,419
Reckitt Benckiser Group PLC	8,406	751,849	(26,963)
Rentokil Initial PLC	499,225	1,003,423	156,000
Rexam PLC	47,938	413,622	2,146
Rightmove PLC	28,157	1,309,399	139,373
Rotork PLC	25,760	96,648	(2,480)
Royal Mail PLC	29,205	201,766	34,342
Sage Group PLC/The	50,893	374,018	35,647
Shire PLC	47,433	3,967,008	(155,787)
Sky PLC	222,670	3,293,286	333,483
Smith & Nephew PLC	25,517	471,857	(40,179)
SSE PLC	107,504	2,628,555	(34,913)
Taylor Wimpey PLC	1,712,592	4,556,578	437,816
Telecity Group PLC	13,168	226,867	(14,155)
Travis Perkins PLC	34,568	1,079,907	64,977
UBM PLC	8,043	67,572	8
United Utilities Group PLC	73,965	1,107,732	(71,750)
Vodafone Group PLC	618,722	2,352,056	(95,023)
Whitbread PLC	16,191	1,275,364	(17,497)
WPP PLC	71,964	1,673,496	(58,179)

			(501,496)

Total of Long Equity Positions			(29,364)

Short Positions

Common Stocks
Australia
BHP Billiton PLC	(84,516)	(1,911,646)	249,919

Switzerland
Coca-Cola HBC AG	(19,755)	(383,452)	(40,513)
Glencore PLC	(315,382)	(1,443,641)	178,895

			138,382

United Kingdom
Aberdeen Asset Management PLC	(75,523)	(539,776)	60,731
Admiral Group PLC	(75,828)	(1,698,717)	46,402
Aggreko PLC	(9,947)	(257,009)	32,333
Anglo American PLC	(226,110)	(3,708,849)	442,366
Antofagasta PLC	(76,844)	(899,200)	67,453
ASOS PLC	(74,526)	(3,816,896)	(726,743)
Barclays PLC	(124,450)	(502,347)	(7,730)
Booker Group PLC	(243,706)	(593,492)	(50,890)
British American Tobacco PLC	(31,203)	(1,772,815)	92,768
Burberry Group PLC	(110,985)	(3,177,928)	439,886
Capita PLC	(45,057)	(873,014)	(2,471)
Centrica PLC	(1,455,571)	(5,898,395)	(141,472)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Croda International PLC	(16,152)	$(704,160)	$5,762
Diageo PLC	(172,695)	(4,951,092)	(50,119)
Drax Group PLC	(737,194)	(4,604,864)	572,871
DS Smith PLC	(77,471)	(404,929)	(64,869)
Experian PLC	(175,578)	(3,256,473)	62,992
GlaxoSmithKline PLC	(73,524)	(1,701,137)	172,430
Hargreaves Lansdown PLC	(287,505)	(4,909,726)	(299,296)
IMI PLC	(153,253)	(3,420,129)	711,000
Intertek Group PLC	(29,992)	(1,199,057)	45,865
John Wood Group PLC	(42,978)	(446,735)	11,765
Johnson Matthey PLC	(9,708)	(524,741)	61,784
Kazakhmys PLC	(467,755)	(1,748,947)	255,698
Ladbrokes PLC	(711,108)	(1,349,850)	(100,228)
Lloyds Banking Group PLC	(1,969,497)	(2,423,696)	(219,762)
Lonmin PLC	(1,417)	(7)	(2,487)
Melrose Industries PLC	(364,351)	(1,722,873)	306,737
Ocado Group PLC	(191,467)	(1,102,047)	(238,354)
Old Mutual PLC	(745,118)	(2,620,519)	261,957
Petrofac Ltd.	(118,567)	(1,674,972)	(50,262)
Premier Oil PLC	(344,063)	(753,366)	(52,382)
Prudential PLC	(7,888)	(201,125)	11,027
Rio Tinto PLC	(24,839)	(1,132,603)	110,901
Rolls-Royce Holdings PLC	(2,402,640)	(157)	(3,618)
Rolls-Royce Holdings PLC	(62,237)	(977,762)	127,651
Rolls-Royce Holdings PLC	(1,068,480)	(76)	(1,603)
Royal Bank of Scotland Group PLC	(174,786)	(969,242)	2,761
RSA Insurance Group PLC	(187,160)	(1,287,590)	120,498
SABMiller PLC	(36,729)	(2,062,047)	157,634
Serco Group PLC	(1,215,929)	(2,836,577)	581,776
Severn Trent PLC	(11,850)	(378,819)	(8,396)
Spectris PLC	(2,554)	(90,838)	6,221
Spirax-Sarco Engineering PLC	(6,542)	(334,574)	(14,346)
Sports Direct International PLC	(103,448)	(1,100,423)	(65,942)
St. James’s Place PLC	(179,083)	(2,555,173)	8,690
Standard Chartered PLC	(31,937)	(542,027)	30,575
Standard Life PLC	(244,861)	(1,866,621)	159,196
Tesco PLC	(2,766,492)	(10,157,452)	940,104
Thomas Cook Group PLC	(692,749)	(1,565,617)	76,547
Vedanta Resources PLC	(113,946)	(972,861)	42,287
Weir Group PLC/The	(73,196)	(2,166,837)	216,001
William Hill PLC	(168,193)	(1,026,108)	(39,297)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
WM Morrison Supermarkets PLC	(662,622)	$(1,896,780)	$15,744

			4,118,146

Total of Short Equity Positions			4,506,447

Total of Long and Short Equity Positions			4,477,083

Net Cash and Other Receivables/ (Payables) (b)			782,044

Swaps, at Value			$5,259,127

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Total Return Basket Swaps Outstanding at June 30, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1-25 months maturity ranging from 07/17/2015 - 02/21/2017	$294,175

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Accor SA	605	$30,521	$98
Aeroports de Paris	6,084	710,730	(23,476)
Air Liquide SA	19,384	2,477,640	(17,993)
AtoS	3,566	271,552	(5,088)
BNP Paribas SA	1,459	80,758	7,778
Cap Gemini SA	14,185	1,107,007	151,437
Christian Dior SE	6,330	1,191,359	47,859
Cie Generale des Etablissements Michelin	19,786	1,853,881	228,079
CNP Assurances	8,021	141,783	(7,538)
Credit Agricole SA	69,309	927,690	107,090
Danone SA	6,506	420,949	473
Dassault Systemes	3,798	252,534	23,179
Eiffage SA	3,706	203,093	3,266
Electricite de France SA	88,693	2,326,945	(343,003)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Eutelsat Communications SA	36,682	$1,272,489	$(87,541)
GDF Suez	10,194	213,011	(23,216)
Havas SA	62,458	508,810	12,457
Imerys SA	11,089	818,749	31,922
Ingenico Group	704	73,683	9,142
Lagardere SCA	20,799	564,190	44,406
L’Oreal SA	38,440	7,317,259	(439,533)
Natixis SA	11,038	76,481	3,184
Neopost SA	15,336	780,805	(120,834)
Orange SA	19,514	348,901	(47,324)
Orpea	943	65,522	515
Pernod Ricard SA	1,437	166,712	(591)
Publicis Groupe SA	5,233	407,183	(19,297)
Rexel SA	26,532	470,418	(42,281)
Safran SA	8,406	568,486	2,781
Sanofi	25,481	2,500,992	19,842

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
SCOR SE	37,881	$1,190,416	$149,111
SEB SA	1,831	162,733	8,312
SES SA	17,827	640,156	(40,848)
Societe BIC SA	7,637	1,142,698	75,463
Societe Generale SA	22,574	1,031,449	27,808
Sodexo SA	3,164	307,527	(6,321)
Suez Environnement Co.	90,218	1,640,799	43,482
Teleperformance	11,182	818,469	(27,938)
Thales SA	11,363	651,854	34,710
TOTAL SA	22,764	1,205,075	(88,479)
Valeo SA	5,605	826,397	60,219
Vinci SA	18,456	1,081,749	(10,605)
Vivendi SA	37,100	941,233	(503)
Zodiac Aerospace	5,524	186,001	(6,063)

			(265,859)

Total of Long Equity Positions			(265,859)

Short Positions

Common Stocks
France
Airbus Group SE	(32,891)	(1,868,146)	(274,287)
Arkema SA	(11,355)	(825,431)	4,605
Bollore SA	(424,409)	(2,377,740)	107,395
Bouygues SA	(5,139)	(200,584)	7,387
Bureau Veritas SA	(48,868)	(1,113,657)	(12,847)
Carrefour SA	(12,704)	(421,783)	13,559
Casino Guichard Perrachon SA	(7,291)	(621,035)	67,630
Cie de Saint-Gobain	(35,322)	(1,560,800)	(33,685)
Edenred	(20,936)	(554,549)	37,247
Etablissements Maurel et Prom	(110,881)	(952,861)	127,499
Faurecia	(6,450)	(281,081)	14,431

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Hermes International	(2,691)	$(1,004,503)	$(262)
Iliad SA	(14,489)	(3,423,020)	201,499
JCDecaux SA	(8,520)	(310,411)	(45,881)
Legrand SA	(4,110)	(215,699)	(15,620)
Peugeot SA	(170,566)	(2,575,804)	(941,582)
Plastic Omnium SA	(33,140)	(956,093)	108,302
Remy Cointreau SA	(42,969)	(3,142,347)	38,014
Renault SA	(8,472)	(768,674)	(119,594)
Schneider Electric SE	(11,636)	(896,949)	91,283
Societe Television Francaise 1	(11,412)	(185,484)	(10,848)
Technip SA	(17,640)	(1,136,341)	43,117
Vallourec SA	(257,226)	(6,369,010)	1,113,976
Veolia Environnement SA	(30,763)	(562,204)	(67,653)

			453,685

Total of Short Equity Positions			453,685

Total of Long and Short Equity Positions			187,826

Net Cash and Other Receivables/ (Payables) (b)			106,349

Swaps, at Value			$294,175

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Money Market Funds	$3,900,068	$—	$3,900,068

Barclays Capital
Cash	—	40,489,111	40,489,111

Credit Suisse International
Money Market Funds	200,006	—	200,006

Goldman Sachs
Cash	—	22,265,052	22,265,052
Money Market Funds	148,400,000	—	148,400,000

J.P. Morgan
Cash	—	7,144,295	7,144,295

Morgan Stanley and Co., International PLC
Cash	—	243,672	243,672

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Citibank
Cash	$800,000	$—	$800,000

Deutsche Bank
Money Market Funds	10	—	10

Goldman Sachs
Cash	—	2,421,551	2,421,551

J.P. Morgan
Cash	—	8,270,175	8,270,175

Morgan Stanley and Co., International PLC
Cash	—	7,680,914	7,680,914

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

LONG INVESTMENTS - 109.8%	SHARES	VALUE (Note 5)
COMMON STOCKS - 23.2%

Belgium - 0.8%
bpost SA	7,250	$199,376
Colruyt SA	61	2,736
Delhaize Group	774	62,955
Proximus	2,148	76,011

		341,078

Denmark - 0.3%
AP Moeller - Maersk A/S, Class B (a)	11	19,888
Danske Bank A/S (a)	467	13,728
GN Store Nord A/S (a)	388	8,007
Jyske Bank A/S †(a)	1,319	66,236
Pandora A/S (a)	85	9,121
William Demant Holding A/S †(a)	44	3,354

		120,334

Finland - 0.5%
Elisa OYJ	24	760
Fortum OYJ	1,767	31,391
Kesko OYJ, B Shares	1,086	37,817
Metso OYJ	24	660
Neste OYJ	1,071	27,321
Orion OYJ, Class B	2,265	79,339
Stora Enso OYJ, R Shares	1,821	18,766
UPM-Kymmene OYJ	2,404	42,541
Wartsila OYJ	32	1,500

		240,095

Germany - 1.9%
Allianz SE (a)	105	16,375
Aurubis AG (a)	2,115	124,251
Axel Springer SE (a)	479	25,157
Bayerische Motoren Werke AG (a)	94	10,294
Brenntag AG (a)	246	14,116
Deutsche Telekom AG (a)	840	14,482
Fresenius Medical Care AG & Co. KGaA (a)	1,631	135,025
GEA Group AG (a)	51	2,275
Hannover Rueck SE (a)	1,243	120,306
HeidelbergCement AG (a)	136	10,779
HOCHTIEF AG (a)	567	43,954
K+S AG (a)	745	31,415
KION Group AG †(a)	23	1,103
MAN SE (a)	71	7,315
Merck KGaA (a)	1,044	104,077
MTU Aero Engines AG (a)	89	8,376
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	339	60,103
ProSiebenSat.1 Media AG (a)	71	3,507
RHOEN-KLINIKUM AG (a)	2,341	62,768
Software AG (a)	108	2,959
Symrise AG (a)	424	26,333
TUI AG (a)	38	614

		825,584

Italy - 1.1%
A2A SpA	565	674
Assicurazioni Generali SpA	761	13,716
Autogrill SpA †	2,903	24,319

	SHARES	VALUE (Note 5)
Italy - 1.1% (continued)
Banca Popolare di Milano Scarl	25,021	$26,388
Davide Campari-Milano SpA	4,582	34,881
Enel SpA	3,257	14,762
Eni SpA	4,869	86,481
FinecoBank Banca Fineco SpA	102	755
Finmeccanica SpA †	352	4,428
Hera SpA	25,489	63,766
Intesa Sanpaolo SpA	6,419	23,311
Mediobanca SpA	9,497	93,115
Pirelli & C. SpA	2,941	49,636
Snam SpA	4,752	22,615
Terna Rete Elettrica Nazionale SpA	3,214	14,211
UnipolSai SpA	252	624

		473,682

Japan - 14.1%
ABC-Mart, Inc. (a)	1,200	73,443
Air Water, Inc. (a)	1,000	18,282
Aisin Seiki Co., Ltd. (a)	1,000	42,519
Ajinomoto Co., Inc. (a)	1,000	21,625
Alfresa Holdings Corp. (a)	5,300	82,474
ANA Holdings, Inc. (a)	43,000	116,587
Aozora Bank Ltd. (a)	14,000	52,822
Asahi Group Holdings Ltd. (a)	400	12,703
Asahi Kasei Corp. (a)	14,000	114,836
Astellas Pharma, Inc. (a)	2,900	41,313
Bandai Namco Holdings, Inc. (a)	3,300	63,771
Bank of Yokohama Ltd./The (a)	4,000	24,496
Benesse Holdings, Inc. (a)	800	20,056
Brother Industries Ltd. (a)	6,300	89,123
Calbee, Inc. (a)	500	21,064
Canon, Inc. (a)	2,700	87,584
Central Japan Railway Co. (a)	600	108,273
Chiba Bank Ltd./The (a)	1,000	7,615
Chugoku Bank Ltd./The (a)	7,000	110,333
Citizen Holdings Co., Ltd. (a)	2,000	13,954
Dai Nippon Printing Co., Ltd. (a)	1,000	10,319
Daicel Corp. (a)	3,800	48,762
Daihatsu Motor Co., Ltd. (a)	1,900	27,043
Daiichi Sankyo Co., Ltd. (a)	1,400	25,873
Disco Corp. (a)	200	16,534
Don Quijote Holdings Co., Ltd. (a)	200	8,510
East Japan Railway Co. (a)	900	80,909
Eisai Co., Ltd. (a)	100	6,705
Electric Power Development Co., Ltd. (a)	600	21,196
FamilyMart Co., Ltd. (a)	800	36,788
FUJIFILM Holdings Corp. (a)	1,600	57,101
Fujitsu Ltd. (a)	4,000	22,349
Fukuoka Financial Group, Inc. (a)	12,000	62,197
Gunma Bank Ltd./The (a)	1,000	7,378
Hakuhodo DY Holdings, Inc. (a)	8,600	91,972
Hikari Tsushin, Inc. (a)	500	33,699
Hitachi Chemical Co., Ltd. (a)	1,000	18,011
Hitachi High-Technologies Corp. (a)	1,900	53,412
Hitachi Metals Ltd. (a)	3,000	46,120
Hokuhoku Financial Group, Inc. (a)	10,000	23,592
Hoshizaki Electric Co., Ltd. (a)	200	11,764
Hoya Corp. (a)	2,000	80,100

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Japan - 14.1% (continued)
Ibiden Co., Ltd. (a)	1,200	$20,294
Idemitsu Kosan Co., Ltd. (a)	1,700	33,351
ITOCHU Corp. (a)	2,800	36,980
Itochu Techno-Solutions Corp. (a)	4,800	119,538
Japan Airlines Co., Ltd. (a)	8,900	310,160
JSR Corp. (a)	600	10,592
JTEKT Corp. (a)	600	11,346
Kamigumi Co., Ltd. (a)	3,000	28,161
Kaneka Corp. (a)	3,000	21,909
Kao Corp. (a)	400	18,603
KDDI Corp. (a)	2,700	65,156
Keihan Electric Railway Co., Ltd. (a)	3,000	17,470
Kobayashi Pharmaceutical Co., Ltd. (a)	300	20,374
Kobe Steel Ltd.	1,000	1,682
Komatsu Ltd. (a)	1,900	38,120
Kuraray Co., Ltd. (a)	1,000	12,215
Kurita Water Industries Ltd. (a)	1,700	39,600
Mabuchi Motor Co., Ltd. (a)	600	37,952
Makita Corp. (a)	200	10,832
Maruichi Steel Tube Ltd. (a)	1,000	24,820
Medipal Holdings Corp. (a)	3,400	55,378
MEIJI Holdings Co., Ltd. (a)	100	12,903
Miraca Holdings, Inc. (a)	300	14,989
Mitsubishi Chemical Holdings Corp. (a)	3,900	24,518
Mitsubishi Corp. (a)	1,300	28,579
Mitsubishi Electric Corp. (a)	7,000	90,389
Mitsubishi Gas Chemical Co., Inc. (a)	1,000	5,599
Mitsubishi Tanabe Pharma Corp. (a)	5,800	86,895
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	800	4,375
Mitsui & Co., Ltd. (a)	3,800	51,627
Mixi, Inc.	1,800	89,303
Murata Manufacturing Co., Ltd. (a)	100	17,452
Nagoya Railroad Co., Ltd. (a)	7,000	26,173
Nexon Co., Ltd. (a)	2,200	30,289
NH Foods Ltd. (a)	2,000	45,609
NHK Spring Co., Ltd. (a)	2,900	31,930
Nippon Express Co., Ltd. (a)	3,000	14,740
Nippon Shokubai Co., Ltd. (a)	2,000	27,358
Nippon Telegraph & Telephone Corp. (a)	2,200	79,675
Nissin Foods Holdings Co., Ltd. (a)	700	30,669
Nitori Holdings Co., Ltd. (a)	1,500	122,293
NOK Corp. (a)	2,200	68,164
Nomura Research Institute Ltd. (a)	400	15,642
NTT Data Corp. (a)	300	13,101
NTT DOCOMO, Inc. (a)	1,800	34,557
Obic Co., Ltd. (a)	200	8,917
Oracle Corp. Japan (a)	100	4,181
Oriental Land Co., Ltd. (a)	1,300	82,926
ORIX Corp. (a)	4,600	68,308
Osaka Gas Co., Ltd. (a)	27,000	106,564
Otsuka Corp. (a)	1,500	70,023
Otsuka Holdings Co., Ltd. (a)	5,400	172,061
Park24 Co., Ltd. (a)	1,200	20,543
Resona Holdings, Inc. (a)	20,600	112,355
Rohm Co., Ltd. (a)	1,300	87,099
Sankyo Co., Ltd. (a)	700	24,783

	SHARES	VALUE (Note 5)
Japan - 14.1% (continued)
Santen Pharmaceutical Co., Ltd. (a)	5,300	$74,988
Secom Co., Ltd. (a)	200	12,993
Seiko Epson Corp. (a)	2,500	44,301
Sekisui Chemical Co., Ltd. (a)	7,000	85,932
Seven & I Holdings Co., Ltd. (a)	1,300	55,803
Shimamura Co., Ltd. (a)	1,000	104,989
Shimano, Inc. (a)	400	54,584
Sumitomo Heavy Industries Ltd. (a)	19,000	110,663
Sumitomo Rubber Industries Ltd. (a)	8,600	133,217
Suzuken Co., Ltd. (a)	770	24,635
Taisei Corp. (a)	1,000	5,741
Takashimaya Co., Ltd. (a)	1,000	9,064
TDK Corp. (a)	100	7,657
Teijin Ltd. (a)	3,000	11,641
THK Co., Ltd. (a)	700	15,106
Toho Gas Co., Ltd. (a)	22,000	130,243
Tohoku Electric Power Co., Inc. (a)	5,300	71,759
Tokio Marine Holdings, Inc. (a)	900	37,430
Tokyo Electron Ltd. (a)	100	6,356
Tokyo Gas Co., Ltd. (a)	19,000	100,865
TonenGeneral Sekiyu KK (a)	1,000	9,302
Toyo Suisan Kaisha Ltd. (a)	1,800	65,586
Toyoda Gosei Co., Ltd. (a)	1,100	26,515
Toyota Industries Corp. (a)	200	11,389
USS Co., Ltd. (a)	2,100	37,874
West Japan Railway Co. (a)	2,400	153,550
Yamada Denki Co., Ltd. (a)	5,000	20,001
Yamaguchi Financial Group, Inc. (a)	2,000	24,905
Yamazaki Baking Co., Ltd. (a)	7,000	116,557

		6,135,975

Netherlands - 0.9%
Boskalis Westminster NV	1,242	60,967
Delta Lloyd NV	2,031	33,328
Heineken NV	894	67,969
Koninklijke Ahold NV	5,386	101,110
Koninklijke DSM NV	223	12,947
NN Group NV	25	704
SBM Offshore NV †	920	10,966
Wolters Kluwer NV	3,546	105,542

		393,533

Norway - 0.5%
DNB ASA (a)	4,158	69,246
Marine Harvest ASA (a)	1,204	13,789
Norsk Hydro ASA	7,738	32,476
Yara International ASA (a)	2,457	128,029

		243,540

Portugal - 0.0% (b)
NOS SGPS SA	94	754

Spain - 1.1%
Abengoa SA, B Shares	5,101	16,086
Acerinox SA	1,180	16,334
ACS Actividades de Construccion y Servicios SA	22	710
Amadeus IT Holding SA, A Shares	83	3,313

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Spain - 0.0% (continued)
Banco de Sabadell SA	2,714	$6,574
Banco Santander SA	9,607	67,576
Ebro Foods SA	2,079	40,279
Enagas SA	1,371	37,322
Endesa SA	6,266	120,004
Ferrovial SA	1,284	27,897
Iberdrola SA	4,615	31,158
Prosegur Cia de Seguridad SA	3,440	18,919
Red Electrica Corp. SA	33	2,650
Repsol SA	650	11,457
Tecnicas Reunidas SA	1,534	79,034

		479,313

Sweden - 0.7%
Boliden AB (a)	3,349	61,055
Electrolux AB, Series B (a)	632	19,803
Holmen AB, B Shares	340	9,922
ICA Gruppen AB	1,996	70,814
Securitas AB, B Shares (a)	1,837	24,261
Skandinaviska Enskilda Banken AB, Class A (a)	2,812	35,969
Skanska AB, B Shares (a)	34	689
Swedish Match AB (a)	628	17,854
Tele2 AB, B Shares (a)	2,931	34,133
TeliaSonera AB (a)	5,211	30,712

		305,212

Switzerland - 1.0%
Aryzta AG †(a)	173	8,512
Bucher Industries AG (a)	270	67,170
Flughafen Zuerich AG (a)	1	774
Galenica AG (a)	8	8,344
Givaudan SA †(a)	21	36,357
Lonza Group AG †(a)	30	4,010
Nestle SA (a)	34	2,453
Novartis AG (a)	192	18,885
Straumann Holding AG (a)	17	4,666
Swiss Life Holding AG †(a)	330	75,564
Swiss Re AG (a)	1,074	95,074
Swisscom AG (a)	180	100,880
Zurich Insurance Group AG †(a)	22	6,698

		429,387

United Kingdom - 0.3%
Fiat Chrysler Automobiles NV †	4,451	65,297
Reed Elsevier NV	666	15,841
Unilever NV CVA	1,603	67,020

		148,158

TOTAL COMMON STOCKS (cost $9,547,311)		10,136,645

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA (a)	708	79,449
Porsche Automobil Holding SE	493	41,568
Volkswagen AG (a)	534	123,930

TOTAL PREFERRED STOCKS (cost $241,321)		244,947

MONEY MARKET FUNDS - 58.0%	SHARES	VALUE (Note 5)
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.010% (c)	134,587	$134,587
Dreyfus Treasury Cash Management, Class I, 0.010% (c)	536,558	536,558
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)^	20,770,100	20,770,100
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	3,060,002	3,060,002
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (c)	783,064	783,064

TOTAL MONEY MARKET FUNDS (cost $25,284,311)		25,284,311

SHORT-TERM INVESTMENTS - 28.1%	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.083%, 11/19/2015 (e)^ (cost $12,244,017)	$12,248	12,246,677

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $47,316,960)		47,912,580

SECURITIES SOLD SHORT - (18.9)%	SHARES
COMMON STOCKS - (18.9)%

Belgium - (0.4)%
KBC Groep NV	(857)	(57,452)
Telenet Group Holding NV †	(1,191)	(64,799)
UCB SA	(819)	(58,890)

		(181,141)

Denmark - (0.1)%
Vestas Wind Systems A/S	(686)	(34,193)

Finland - (0.4)%
Nokia OYJ	(135)	(920)
Nokian Renkaat OYJ	(4,458)	(139,671)
Outokumpu OYJ †	(12,462)	(62,785)

		(203,376)

Germany - (1.9)%
adidas AG	(819)	(62,665)
Bilfinger SE	(1,775)	(67,185)
Commerzbank AG †	(9,149)	(116,957)
Deutsche Bank AG	(2,244)	(67,470)
E.ON SE	(992)	(13,228)
LANXESS AG	(2,131)	(125,734)
METRO AG	(1,505)	(47,534)
Rheinmetall AG	(1,009)	(51,180)
Rocket Internet SE 144A †(f)	(268)	(11,847)
RWE AG	(3,175)	(68,289)
Salzgitter AG	(2,073)	(74,109)
Telefonica Deutschland Holding AG	(3,986)	(22,962)
ThyssenKrupp AG	(3,280)	(85,327)
Wirecard AG	(623)	(23,845)

		(838,332)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Italy - (1.0)%
Azimut Holding SpA	(26)	$(761)
Banca Monte dei Paschi di Siena SpA †	(1,528)	(2,977)
Banca Popolare dell’Emilia Romagna SC	(12,842)	(114,580)
Banco Popolare SC †	(5,749)	(94,661)
Buzzi Unicem SpA	(124)	(1,766)
Mediaset SpA	(16,266)	(78,308)
Mediolanum SpA	(15,803)	(130,438)
Salvatore Ferragamo SpA	(1,247)	(37,460)
Unipol Gruppo Finanziario SpA	(139)	(707)

		(461,658)

Japan - (11.2)%
Acom Co., Ltd. †	(23,700)	(90,851)
Advantest Corp.	(4,700)	(48,869)
Aeon Co., Ltd.	(12,600)	(178,795)
AEON Financial Service Co., Ltd.	(1,800)	(49,940)
Asahi Glass Co., Ltd.	(3,000)	(18,011)
Casio Computer Co., Ltd.	(200)	(3,945)
Chiyoda Corp.	(7,000)	(61,956)
Chugai Pharmaceutical Co., Ltd.	(100)	(3,449)
Chugoku Electric Power Co., Inc./The	(1,500)	(21,881)
Credit Saison Co., Ltd.	(4,500)	(96,348)
Dai-ichi Life Insurance Co., Ltd./The	(1,700)	(33,384)
Daikin Industries Ltd.	(300)	(21,567)
DeNA Co., Ltd.	(2,800)	(55,028)
Denso Corp.	(700)	(34,827)
Dentsu, Inc.	(1,400)	(72,426)
FANUC Corp.	(200)	(40,923)
Fast Retailing Co., Ltd.	(200)	(90,694)
GS Yuasa Corp.	(26,000)	(102,095)
Hitachi Capital Corp.	(200)	(5,288)
Hitachi Ltd.	(1,000)	(6,588)
IHI Corp.	(17,000)	(79,155)
Inpex Corp.	(5,600)	(63,565)
Isetan Mitsukoshi Holdings Ltd.	(2,300)	(41,091)
J Front Retailing Co., Ltd.	(400)	(7,528)
Japan Display, Inc. †	(29,200)	(110,218)
Japan Tobacco, Inc.	(2,900)	(103,093)
JFE Holdings, Inc.	(1,200)	(26,587)
JX Holdings, Inc.	(11,900)	(51,305)
Kakaku.com, Inc.	(6,500)	(94,046)
Kansai Electric Power Co., Inc./The †	(9,900)	(109,598)
Kansai Paint Co., Ltd.	(3,000)	(46,480)
Kawasaki Heavy Industries Ltd.	(7,000)	(32,628)
Keikyu Corp.	(7,000)	(52,804)
Keisei Electric Railway Co., Ltd.	(2,000)	(23,779)
Kikkoman Corp.	(3,000)	(93,671)
Kintetsu Group Holdings Co., Ltd.	(4,000)	(13,622)
Koito Manufacturing Co., Ltd.	(400)	(15,575)
Kubota Corp.	(4,000)	(63,426)
Kyocera Corp.	(600)	(31,195)
Kyushu Electric Power Co., Inc. †	(14,500)	(168,112)
LIXIL Group Corp.	(2,000)	(39,671)
M3, Inc.	(1,500)	(30,152)
Marui Group Co., Ltd.	(2,700)	(36,478)
Mazda Motor Corp.	(6,200)	(121,327)
Minebea Co., Ltd.	(1,000)	(16,508)
Mitsubishi Heavy Industries Ltd.	(5,000)	(30,395)

	SHARES	VALUE (Note 5)
Japan - (11.2)% (continued)
Mitsubishi Logistics Corp.	(5,000)	$(65,623)
Mitsubishi Materials Corp.	(25,000)	(95,993)
Mitsui Chemicals, Inc.	(25,000)	(92,882)
Mitsui OSK Lines Ltd.	(32,000)	(102,432)
Mizuho Financial Group, Inc.	(1,500)	(3,246)
NGK Insulators Ltd.	(3,000)	(77,193)
NGK Spark Plug Co., Ltd.	(3,300)	(91,391)
Nintendo Co., Ltd.	(600)	(100,097)
Nippon Electric Glass Co., Ltd.	(5,000)	(25,285)
Nippon Paint Holdings Co., Ltd.	(1,200)	(33,817)
Nissan Motor Co., Ltd.	(6,400)	(66,860)
Nitto Denko Corp.	(700)	(57,486)
NSK Ltd.	(1,500)	(23,129)
Odakyu Electric Railway Co., Ltd.	(3,000)	(27,991)
Olympus Corp.	(1,300)	(44,882)
Ono Pharmaceutical Co., Ltd.	(900)	(98,230)
Panasonic Corp.	(1,000)	(13,696)
Rakuten, Inc.	(5,100)	(82,335)
Recruit Holdings Co., Ltd.	(1,200)	(36,593)
Sharp Corp. †	(22,000)	(26,733)
Shikoku Electric Power Co., Inc.	(5,500)	(82,334)
Shinsei Bank Ltd.	(4,000)	(8,061)
Shiseido Co., Ltd.	(400)	(9,073)
Shizuoka Bank Ltd./The	(1,000)	(10,439)
SoftBank Corp.	(800)	(47,122)
Sony Corp. †	(1,600)	(45,435)
Sumco Corp.	(3,700)	(46,276)
Sumitomo Chemical Co., Ltd.	(2,000)	(12,017)
Sumitomo Mitsui Financial Group, Inc.	(1,700)	(75,683)
Sumitomo Mitsui Trust Holdings, Inc.	(24,000)	(109,790)
Taiyo Nippon Sanso Corp.	(1,900)	(22,993)
Takeda Pharmaceutical Co., Ltd.	(700)	(33,788)
Terumo Corp.	(2,100)	(50,358)
Tobu Railway Co., Ltd.	(3,000)	(12,886)
Tokyu Corp.	(5,000)	(33,463)
Toray Industries, Inc.	(1,000)	(8,453)
Toshiba Corp.	(14,000)	(48,010)
Toyo Seikan Group Holdings Ltd.	(4,000)	(64,174)
Toyota Boshoku Corp.	(200)	(3,370)
Yahoo Japan Corp.	(29,300)	(118,256)
Yamaha Motor Co., Ltd.	(200)	(4,370)
Yamato Holdings Co., Ltd.	(5,100)	(98,612)
Yaskawa Electric Corp.	(10,000)	(127,905)
Yokogawa Electric Corp.	(8,600)	(110,761)

		(4,888,397)

Luxembourg - (0.4)%
Altice SA †	(435)	(60,012)
ArcelorMittal	(12,781)	(124,124)
Millicom International Cellular SA SDR	(67)	(4,943)

		(189,079)

Netherlands - (0.7)%
Fugro NV CVA †	(5,347)	(117,732)
Gemalto NV	(15)	(1,341)
Koninklijke KPN NV	(24,446)	(93,722)
Koninklijke Vopak NV	(426)	(21,546)
OCI NV †	(24)	(680)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)
Netherlands - (0.7)% (continued)
Randstad Holding NV	(878)	$(57,129)

		(292,150)

Norway - (0.5)%
Aker Solutions ASA	(1,694)	(9,500)
DNO ASA †	(46,141)	(60,885)
Fred Olsen Energy ASA †	(1,589)	(11,065)
Schibsted ASA	(896)	(27,758)
Schibsted ASA †	(896)	(27,084)
Seadrill Ltd.	(6,613)	(68,680)
Statoil ASA	(37)	(662)

		(205,634)

Portugal - (0.1)%
Jeronimo Martins SGPS SA	(2,696)	(34,762)

Spain - (1.1)%
Abertis Infraestructuras SA	(1,565)	(25,701)
Acciona SA †	(131)	(9,920)
Aena SA 144A †(f)	(582)	(60,713)
Applus Services SA †	(1,607)	(18,980)
Atresmedia Corp. de Medios de Comunicacion SA	(181)	(2,813)
Banco Bilbao Vizcaya Argentaria SA	(636)	(6,267)
Bankia SA †	(24,619)	(31,343)
CaixaBank SA	(8,941)	(41,605)
Distribuidora Internacional de Alimentacion SA	(1,783)	(13,664)
Inditex SA	(908)	(29,617)
Indra Sistemas SA	(10,938)	(112,487)
Mapfre SA	(10,994)	(37,996)
Mediaset Espana Comunicacion SA	(1,348)	(17,697)
Telefonica SA	(2,424)	(34,531)
Zardoya Otis SA	(2,737)	(29,872)

		(473,206)

Sweden - (0.4)%
Alfa Laval AB	(524)	(9,223)
Elekta AB, B Shares	(8,575)	(53,772)
Getinge AB, B Shares	(836)	(20,128)
Hennes & Mauritz AB, B Shares	(18)	(693)
Hexagon AB, B Shares	(20)	(724)
Husqvarna AB, B Shares	(136)	(1,025)
Meda AB, A Shares	(1,270)	(17,673)
Modern Times Group MTG, B Shares	(264)	(7,085)
Sandvik AB	(1,325)	(14,648)
Telefonaktiebolaget LM Ericsson, B Shares	(700)	(7,291)
Trelleborg AB, B Shares	(1,569)	(29,015)

		(161,277)

Switzerland - (0.7)%
Adecco SA †	(282)	(22,886)
Credit Suisse Group AG †	(2,554)	(70,458)
Dufry AG †	(112)	(15,606)
GAM Holding AG †	(125)	(2,626)
Julius Baer Group Ltd. †	(488)	(27,384)
Panalpina Welttransport Holding AG	(292)	(36,880)
SGS SA	(6)	(10,942)
Sulzer AG	(660)	(67,889)

	SHARES	VALUE (Note 5)
Switzerland - (0.7)% (continued)
UBS Group AG †	(2,200)	$(46,676)

		(301,347)

United Kingdom - 0.0% (b)
Subsea 7 SA †	(295)	(2,886)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $8,111,988)		(8,267,438)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $8,111,988)		(8,267,438)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 90.9% (cost $39,204,972)		39,645,142

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.1% (g)		3,974,423

NET ASSETS - 100.0%		$43,619,565

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2015, the value of these securities was $8,048,125. In addition, $1,125,836 of cash collateral was pledged.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	The rate shown is the effective yield at the date of purchase.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

All securities are Level 2 with respect to ASC 820, (See Note 5)

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

SDR - Special Drawing Rights

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$339,680	0.8%
Consumer Staples	585,333	1.2
Energy	(149,912)	(0.3)
Financials	27,805	0.1
Health Care	682,560	1.5
Industrials	249,456	0.6
Information Technology	(152,499)	(0.3)
Materials	2,827	0.0
Telecommunication Services	233,087	0.5
Utilities	295,817	0.7
Money Market Funds	25,284,311	58.0
Short-Term Investments	12,246,677	28.1

Total Investments In Securities, At Value	39,645,142	90.9
Other Assets in Excess of Liabilities (g)	3,974,423	9.1

Net Assets	$43,619,565	100.0%

Total return swap contracts outstanding as of June 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	BIST 30 August Futures	8/2015	TRY	260,301	$(2,075)
Bank of America	Bovespa Index August Futures	8/2015	BRL	(1,901,715)	5,989
Bank of America	Hang Seng Index July Futures	7/2015	HKD	8,178,882	(40,977)
Bank of America	H-SHARES Index July Futures	7/2015	HKD	1,353,484	(7,866)
Morgan Stanley and Co. International PLC	KOSPI Index 200 September Futures	9/2015	KRW	127,201,069	(927)
Bank of America	SGX S&P CNX Nifty Index July Futures	7/2015	USD	(435,134)	(861)
CitiBank	Soybean November Futures^	10/2015	USD	500,039	70,378
CitiBank	Soybean November Futures^	10/2015	USD	(230,181)	(29,102)
Bank of America	Swiss Market Index September Futures	9/2015	CHF	(2,232,755)	37,606
Bank of America	Taiwan Stock Exchange July Futures	7/2015	TWD	3,633,071	1,676
Bank of America	Tel Aviv 25 Index July Futures	7/2015	ILS	853,360	(7,692)
Goldman Sachs	WIG20 Index September Futures	9/2015	PLN	140,813	(526)

					$25,623

^	Represents positions held in the respective Subsidiary (See Note 2).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Open futures contracts outstanding at June 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
2	J.P. Morgan	KOSPI Index 200 Futures	9/2015	$228,055	$226,142	$(1,913)
5	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	8/2015	589,578	585,900	(3,678)
1	J.P. Morgan	LME Copper Futures^	7/2015	150,002	143,868	(6,134)
1	J.P. Morgan	LME Copper Futures^	7/2015	151,678	143,931	(7,747)
3	J.P. Morgan	LME Copper Futures^	9/2015	451,170	432,244	(18,926)
11	Morgan Stanley and Co., International PLC	LME Copper Futures^	9/2015	1,636,697	1,584,894	(51,803)
11	Morgan Stanley and Co., International PLC	Silver Futures^	9/2015	880,374	856,956	(23,418)
11	Barclays Capital	Amsterdam Index Futures	7/2015	1,165,298	1,157,783	(7,515)
9	J.P. Morgan	BIST 30 Futures	8/2015	34,953	34,211	(742)
11	Barclays Capital	CAC40 Index Futures	7/2015	597,209	586,985	(10,224)
1	Barclays Capital	DAX Index Futures	9/2015	303,080	306,625	3,545
15	Barclays Capital	Hang Seng Index Futures	7/2015	2,626,616	2,535,364	(91,252)
1	Barclays Capital	H-SHARES Index Futures	7/2015	85,230	83,370	(1,860)
2	Barclays Capital	KOSPI Index 200 Futures	9/2015	228,141	226,142	(1,999)
3	J.P. Morgan	MSCI Singapore Index Futures	7/2015	167,120	165,631	(1,489)
31	Barclays Capital	TOPIX Index Futures	9/2015	4,187,444	4,130,041	(57,403)
28	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	7,803,238	7,802,389	(849)
75	J.P. Morgan	90-Day EURODollar Futures	12/2015	18,641,431	18,649,687	8,256
75	J.P. Morgan	90-Day EURODollar Futures	3/2016	18,609,632	18,615,000	5,368
34	J.P. Morgan	90-Day EURODollar Futures	6/2016	8,415,549	8,421,375	5,826
4	Goldman Sachs	Euro - Bobl Futures	9/2015	580,551	577,849	(2,702)
28	Goldman Sachs	Euro - SCHATZ Futures	9/2015	3,473,055	3,473,538	483
50	Goldman Sachs	Long Gilt Futures	9/2015	9,186,491	9,092,038	(94,453)
7	Morgan Stanley and Co., International PLC	U.S. Treasury 10-Year Note Futures	9/2015	879,866	883,204	3,338
69	Morgan Stanley and Co., International PLC	U.S. Treasury 2-Year Note Futures	9/2015	15,080,331	15,106,688	26,357
5	Morgan Stanley and Co., International PLC	U.S. Treasury 5-Year Note Futures	9/2015	595,989	596,289	300

				96,748,778	96,418,144	(330,634)

Short Contracts:
13	Goldman Sachs	Brent Crude Futures^	7/2015	$(820,154)	$(826,670)	$(6,516)
4	Goldman Sachs	Brent Crude Futures^	8/2015	(254,947)	(256,559)	(1,612)
2	Morgan Stanley and Co., International PLC	Corn Futures^	9/2015	(36,496)	(42,199)	(5,703)
1	J.P. Morgan	LME Copper Futures^	7/2015	(151,172)	(143,869)	7,303
1	J.P. Morgan	LME Copper Futures^	7/2015	(150,373)	(143,932)	6,441
3	J.P. Morgan	LME Copper Futures^	9/2015	(451,643)	(432,245)	19,398
17	Morgan Stanley and Co., International PLC	Natural Gas Futures^	7/2015	(486,967)	(481,439)	5,528
10	Morgan Stanley and Co., International PLC	WTI Crude Futures^	7/2015	(608,245)	(594,700)	13,545
16	Barclays Capital	Euro Stoxx 50 Index	9/2015	(616,698)	(612,900)	3,798
1	Barclays Capital	FTSE 100 Index Futures	9/2015	(105,479)	(102,037)	3,442
13	Barclays Capital	FTSE/JSE Top 40 Index Futures	9/2015	(493,149)	(494,098)	(949)
11	Barclays Capital	FTSE/MIB Index Futures	9/2015	(1,356,297)	(1,384,103)	(27,806)
3	Barclays Capital	IBEX 35 Index Futures	7/2015	(357,212)	(360,372)	(3,160)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
57	Barclays Capital	OMXS30 Index Futures	7/2015	$ (1,076,643)	$ (1,060,089)	$ 16,554
4	J.P. Morgan	S&P 500 E-Mini Futures	9/2015	(420,181)	(410,880)	9,301
7	J.P. Morgan	S&P/Toronto Stock Exchange 60 Index Futures	9/2015	(958,653)	(945,925)	12,728
15	J.P. Morgan	SET50 Index Futures	9/2015	(87,394)	(86,388)	1,006
7	J.P. Morgan	SGX S&P CNX Nifty Index Futures	7/2015	(117,501)	(117,383)	118
14	J.P. Morgan	SPI 200 Index Futures	9/2015	(1,479,558)	(1,457,420)	22,138
6	Goldman Sachs	10-Year Japanese Government Bond Futures	9/2015	(7,187,590)	(7,205,295)	(17,705)
43	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	(11,981,919)	(11,981,642)	277
40	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	(11,144,747)	(11,144,598)	149
74	J.P. Morgan	90-Day Sterling Futures	12/2015	(14,429,952)	(14,427,964)	1,988
20	J.P. Morgan	90-Day Sterling Futures	3/2016	(3,897,171)	(3,894,344)	2,827
2	J.P. Morgan	Australia 10-Year Bond Futures	9/2015	(193,761)	(193,290)	471
9	J.P. Morgan	Australia 3-Year Bond Futures	9/2015	(772,379)	(773,164)	(785)
16	Goldman Sachs	Canadian 10-Year Bond Futures	9/2015	(1,785,848)	(1,793,435)	(7,587)
34	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2015	(6,744,738)	(6,750,661)	(5,923)
30	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2016	(5,948,990)	(5,956,465)	(7,475)
9	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	6/2016	(1,784,338)	(1,786,399)	(2,061)
52	Goldman Sachs	Euro - Bund Futures	9/2015	(8,830,283)	(8,811,774)	18,509
4	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	9/2015	(723,106)	(662,845)	60,261
3	Goldman Sachs	SGX Japanese Government Bond Futures	9/2015	(359,383)	(360,191)	(808)
6	Morgan Stanley and Co., International PLC	U.S. Treasury Long Bond Futures	9/2015	(920,875)	(905,063)	15,812

				(86,733,842)	(86,600,338)	133,504

				$10,014,936	$9,817,806	$(197,130)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of June 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	453,000	$347,493	$348,041	$548
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	453,000	347,477	348,042	565
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	330,000	102,714	103,220	506
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	330,000	102,714	103,220	506
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	1,275,000	1,018,756	1,019,759	1,003

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	1,275,000	$ 1,018,756	$ 1,019,758	$ 1,002
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	46,500	50,338	49,886	(452)
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	130,500	141,837	140,003	(1,834)
Euro, Expiring 09/16/15	CitiBank	EUR	374,000	417,183	417,408	225
Euro, Expiring 09/16/15	Credit Suisse International	EUR	384,000	428,504	428,569	65
British Pound, Expiring 09/16/15	CitiBank	GBP	324,000	493,285	508,800	15,515
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	324,000	493,285	508,800	15,515
Hong Kong Dollar, Expiring 09/16/15	CitiBank	HKD	259,500	33,475	33,474	(1)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	332,500	42,885	42,891	6
Hungarian Forint, Expiring 09/16/15	CitiBank	HUF	21,000,000	74,793	74,127	(666)
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	24,000,000	85,538	84,717	(821)
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	5,000	1,306	1,325	19
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	5,000	1,306	1,325	19
Indian Rupee, Expiring 09/16/15*	CitiBank	INR	21,550,000	331,640	333,202	1,562
Indian Rupee, Expiring 09/16/15*	Credit Suisse International	INR	21,550,000	331,640	333,202	1,562
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	62,164,000	505,930	508,457	2,527
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	73,919,000	601,576	604,603	3,027
Korean Won, Expiring 09/16/15*	CitiBank	KRW	42,500,000	38,255	38,033	(222)
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	42,500,000	38,256	38,033	(223)
Mexican Peso, Expiring 09/17/15	CitiBank	MXN	1,550,000	99,726	98,073	(1,653)
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	1,550,000	99,730	98,073	(1,657)
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	791,000	100,592	100,705	113
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	873,000	111,115	111,145	30
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	168,500	118,691	113,432	(5,259)
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	168,500	118,692	113,432	(5,260)
Poland Zloty, Expiring 09/16/15	CitiBank	PLN	710,000	190,274	188,437	(1,837)
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	710,000	190,272	188,435	(1,837)
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	2,070,000	248,273	250,108	1,835

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	2,070,000	$ 248,232	$ 250,108	$ 1,876
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	145,000	107,280	107,540	260
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	145,000	107,283	107,540	257
Turkish Lira, Expiring 09/16/15	CitiBank	TRY	1,930,000	699,654	704,430	4,776
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	1,930,000	699,674	704,431	4,757
Taiwanese Dollar, Expiring 09/16/15*	CitiBank	TWD	4,800,000	155,750	155,646	(104)
Taiwanese Dollar, Expiring 09/16/15*	Credit Suisse International	TWD	4,800,000	155,750	155,646	(104)
South African Rand, Expiring 09/16/15	CitiBank	ZAR	1,930,000	154,051	156,502	2,451
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	1,930,000	154,048	156,502	2,454

				$10,808,029	$10,849,080	$41,051

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/16/15	CitiBank	AUD	(208,500)	$ (159,253)	$ (160,191)	$ (938)
Australian Dollar, Expiring 09/16/15	Credit Suisse International	AUD	(208,500)	(159,279)	(160,191)	(912)
Brazilian Real, Expiring 09/16/15*	CitiBank	BRL	(1,040,000)	(314,408)	(325,297)	(10,889)
Brazilian Real, Expiring 09/16/15*	Credit Suisse International	BRL	(1,040,000)	(314,408)	(325,297)	(10,889)
Canadian Dollar, Expiring 09/16/15	CitiBank	CAD	(209,500)	(169,296)	(167,560)	1,736
Canadian Dollar, Expiring 09/16/15	Credit Suisse International	CAD	(209,500)	(169,304)	(167,560)	1,744
Swiss Franc, Expiring 09/16/15	CitiBank	CHF	(590,000)	(634,400)	(632,964)	1,436
Swiss Franc, Expiring 09/16/15	Credit Suisse International	CHF	(656,000)	(705,521)	(703,770)	1,751
Danish Krone, Expiring 09/16/15	CitiBank	DKK	(282,500)	(42,210)	(42,311)	(101)
Danish Krone, Expiring 09/16/15	Credit Suisse International	DKK	(308,500)	(46,161)	(46,205)	(44)
Euro, Expiring 09/16/15	CitiBank	EUR	(300,000)	(335,251)	(334,820)	431
Euro, Expiring 09/16/15	Credit Suisse International	EUR	(313,000)	(349,657)	(349,329)	328
British Pound, Expiring 09/16/15	CitiBank	GBP	(222,500)	(344,319)	(349,408)	(5,089)
British Pound, Expiring 09/16/15	Credit Suisse International	GBP	(222,500)	(344,331)	(349,408)	(5,077)
Hong Kong Dollar, Expiring 09/16/15	Credit Suisse International	HKD	(323,000)	(41,665)	(41,666)	(1)
Hungarian Forint, Expiring 09/16/15	CitiBank	HUF	(25,000,000)	(89,916)	(88,247)	1,669

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Hungarian Forint, Expiring 09/16/15	Credit Suisse International	HUF	(25,000,000)	$ (89,935)	$ (88,247)	$ 1,688
Israeli Shekel, Expiring 09/16/15	CitiBank	ILS	(1,020,000)	(265,464)	(270,370)	(4,906)
Israeli Shekel, Expiring 09/16/15	Credit Suisse International	ILS	(1,040,000)	(270,699)	(275,671)	(4,972)
Japanese Yen, Expiring 09/16/15	CitiBank	JPY	(97,287,500)	(783,944)	(795,740)	(11,796)
Japanese Yen, Expiring 09/16/15	Credit Suisse International	JPY	(109,720,500)	(885,329)	(897,433)	(12,104)
Korean Won, Expiring 09/16/15*	CitiBank	KRW	(186,000,000)	(167,109)	(166,454)	655
Korean Won, Expiring 09/16/15*	Credit Suisse International	KRW	(186,000,000)	(167,109)	(166,454)	655
Mexican Peso, Expiring 09/17/15	CitiBank	MXN	(13,695,000)	(880,371)	(866,520)	13,851
Mexican Peso, Expiring 09/17/15	Credit Suisse International	MXN	(13,695,000)	(880,434)	(866,520)	13,914
Norwegian Krone, Expiring 09/16/15	CitiBank	NOK	(5,471,500)	(696,338)	(696,596)	(258)
Norwegian Krone, Expiring 09/16/15	Credit Suisse International	NOK	(5,471,500)	(696,337)	(696,596)	(259)
New Zealand Dollar, Expiring 09/16/15	CitiBank	NZD	(120,000)	(84,831)	(80,783)	4,048
New Zealand Dollar, Expiring 09/16/15	Credit Suisse International	NZD	(120,000)	(84,849)	(80,783)	4,066
Poland Zloty, Expiring 09/16/15	CitiBank	PLN	(70,000)	(18,710)	(18,578)	132
Poland Zloty, Expiring 09/16/15	Credit Suisse International	PLN	(80,000)	(21,407)	(21,232)	175
Swedish Krona, Expiring 09/16/15	CitiBank	SEK	(7,557,000)	(911,833)	(913,078)	(1,245)
Swedish Krona, Expiring 09/16/15	Credit Suisse International	SEK	(7,760,000)	(936,447)	(937,606)	(1,159)
Singapore Dollar, Expiring 09/16/15	CitiBank	SGD	(120,500)	(89,089)	(89,370)	(281)
Singapore Dollar, Expiring 09/16/15	Credit Suisse International	SGD	(120,500)	(89,090)	(89,370)	(280)
Turkish Lira, Expiring 09/16/15	CitiBank	TRY	(510,000)	(181,424)	(186,145)	(4,721)
Turkish Lira, Expiring 09/16/15	Credit Suisse International	TRY	(510,000)	(181,460)	(186,145)	(4,685)
South African Rand, Expiring 09/16/15	CitiBank	ZAR	(150,000)	(11,917)	(12,163)	(246)
South African Rand, Expiring 09/16/15	Credit Suisse International	ZAR	(150,000)	(11,925)	(12,163)	(238)

				(12,625,430)	(12,658,241)	(32,811)

				$(1,817,401)	$(1,809,161)	$8,240

*	Non-deliverable forward (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

Total Return Basket Swaps* Outstanding at June 30, 2015

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	6-12 months maturity ranging from 09/23/2015 - 06/15/2016	$467,082

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
Accenture PLC	300	$25,395	$3,639
Alkermes PLC	400	28,523	(2,787)

			852

Netherlands
QIAGEN NV	200	4,763	195

Singapore
Avago Technologies Ltd.	511	57,718	10,210
Flextronics International Ltd.	8,100	91,463	148

			10,358

Sweden
Autoliv, Inc.	200	19,907	3,443

Switzerland
ACE Ltd.	200	22,434	(2,098)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland (continued)
Allied World Assurance Co. Holdings AG	1,100	$40,975	$6,567
Garmin Ltd.	500	26,570	(4,605)
TE Connectivity Ltd.	1,300	82,621	969

			833

United Kingdom
Delphi Automotive PLC	900	63,225	13,356
International Game Technology PLC	3,242	58,987	(1,409)
Noble Corp. PLC	106	1,508	123

			12,070

United States
3M Co.	400	62,553	(833)
AbbVie, Inc.	1,000	66,769	421
Activision Blizzard, Inc.	2,700	55,790	9,577
Acuity Brands, Inc.	200	28,059	7,937
Advance Auto Parts, Inc.	200	31,365	493
Aetna, Inc.	1,700	150,804	65,878

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Aflac, Inc.	332	$21,274	$(623)
AGCO Corp.	621	31,072	4,188
AGL Resources, Inc.	800	42,044	(4,796)
Akamai Technologies, Inc.	700	44,477	4,397
Alaska Air Group, Inc.	2,100	107,705	27,598
Allergan PLC	100	26,098	4,248
Alliant Energy Corp.	100	6,604	(832)
Allstate Corp./The	808	55,079	(2,664)
Amdocs Ltd.	1,728	90,724	3,608
AMERCO	300	82,422	15,651
Ameren Corp.	1,000	38,250	(570)
American Airlines Group, Inc.	1,800	92,201	(20,318)
American Eagle Outfitters, Inc.	5,398	90,544	2,410
American Electric Power Co., Inc.	2,200	130,541	(14,007)
American Financial Group, Inc.	1,300	78,486	6,066
American International Group, Inc.	1,124	67,020	2,466
Ameriprise Financial, Inc.	1,000	133,237	(8,307)
AmerisourceBergen Corp.	700	62,742	11,696
Amgen, Inc.	799	126,449	(3,787)
Anthem, Inc.	1,600	201,203	61,421
AO Smith Corp.	500	31,582	4,408
Apple, Inc.	800	87,229	13,111
AptarGroup, Inc.	100	6,204	173
Archer-Daniels-Midland Co.	2,100	109,768	(8,506)
ARRIS Group, Inc.	2,900	88,092	648
Arrow Electronics, Inc.	700	42,268	(3,208)
Aspen Insurance Holdings Ltd.	700	30,517	3,013
Associated Banc-Corp.	300	5,564	517
Assurant, Inc.	400	26,254	546
Assured Guaranty Ltd.	1,534	43,762	(6,961)
AT&T, Inc.	400	14,057	151
Atmos Energy Corp.	900	46,825	(673)
Atwood Oceanics, Inc.	472	15,862	(3,382)
AutoNation, Inc.	800	48,036	2,348
AutoZone, Inc.	100	62,515	4,175
Avnet, Inc.	300	13,302	(969)
Baxter International, Inc.	200	14,539	(553)
BB&T Corp.	1,100	42,605	1,736
Becton Dickinson and Co.	400	45,985	10,675
Bed Bath & Beyond, Inc.	200	12,873	923
Bemis Co., Inc.	100	3,902	599
Best Buy Co., Inc.	2,444	88,728	(9,029)
Big Lots, Inc.	2,000	78,445	11,535
Biogen, Inc.	172	61,341	8,137

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
BioMarin Pharmaceutical, Inc.	88	$10,753	$1,284
Booz Allen Hamilton Holding Corp.	2,000	53,791	(3,311)
Boston Scientific Corp.	993	17,505	71
Brinker International, Inc.	1,388	80,634	(616)
Broadridge Financial Solutions, Inc.	1,600	69,861	10,155
Brocade Communications Systems, Inc.	11,706	134,213	4,854
Bunge Ltd.	1,686	154,109	(6,078)
CA, Inc.	1,100	31,660	559
Cablevision Systems Corp.	5,400	108,592	20,684
Cabot Corp.	300	16,595	(5,408)
Cadence Design Systems, Inc.	100	1,787	179
California Resources Corp.	1,500	10,581	(1,521)
Capital One Financial Corp.	2,200	183,450	10,084
Cardinal Health, Inc.	1,000	76,925	6,725
Carlisle Cos., Inc.	100	9,143	869
Carnival Corp.	1,200	55,053	4,215
Carter’s, Inc.	317	33,350	347
Celanese Corp.	500	30,529	5,411
Celgene Corp.	300	29,886	4,834
Centene Corp.	1,400	68,944	43,616
CenturyLink, Inc.	1,300	52,597	(14,403)
CF Industries Holdings, Inc.	595	38,087	160
Charles River Laboratories International, Inc.	800	48,683	7,589
Charter Communications, Inc.	171	31,147	(1,863)
Chesapeake Energy Corp.	1,600	26,818	(8,946)
Chevron Corp.	600	66,412	(8,530)
Cigna Corp.	441	46,049	25,393
Cinemark Holdings, Inc.	1,600	56,758	7,514
Cintas Corp.	700	50,795	8,418
Cisco Systems, Inc.	3,550	99,060	(1,577)
CMS Energy Corp.	100	2,944	240
Comcast Corp.	376	21,952	661
Commercial Metals Co.	2,600	43,782	(1,974)
Community Health Systems, Inc.	265	13,564	3,123
Compass Minerals International, Inc.	100	8,466	(252)
Computer Sciences Corp.	900	57,903	1,173
ConocoPhillips	3,000	186,614	(2,384)
Consolidated Edison, Inc.	2,363	141,009	(4,238)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Convergys Corp.	2,622	$54,238	$12,597
Con-way, Inc.	800	35,337	(4,641)
CoreLogic, Inc.	163	6,276	193
Corning, Inc.	4,300	94,306	(9,467)
Costco Wholesale Corp.	115	16,044	(512)
CR Bard, Inc.	500	75,592	9,758
Crown Holdings, Inc.	700	35,997	1,040
CST Brands, Inc.	1,117	47,536	(3,906)
CSX Corp.	1,400	49,458	(3,748)
Cummins, Inc.	600	85,411	(6,697)
CVR Energy, Inc.	200	7,970	(442)
CVS Health Corp.	1,100	105,167	10,201
Darden Restaurants, Inc.	278	17,916	1,844
Deckers Outdoor Corp.	1,500	131,611	(23,656)
Deere & Co.	600	54,178	4,052
Delta Air Lines, Inc.	700	33,311	(4,555)
Deluxe Corp.	1,100	68,991	(791)
Denbury Resources, Inc.	1,125	8,701	(1,546)
Devon Energy Corp.	1,600	102,188	(7,004)
DeVry Education Group, Inc.	500	24,505	(9,515)
Diamond Offshore Drilling, Inc.	100	2,745	(164)
Dillard’s, Inc.	300	36,566	(5,009)
Discover Financial Services	300	18,924	(1,638)
Dollar General Corp.	200	13,779	1,769
Dollar Tree, Inc.	176	11,726	2,176
Domino’s Pizza, Inc.	73	8,179	99
Dow Chemical Co./The	200	8,734	1,500
DR Horton, Inc.	600	14,956	1,460
Dr. Pepper Snapple Group, Inc.	2,200	152,454	7,926
DST Systems, Inc.	712	69,167	20,531
DTE Energy Co.	800	60,606	(894)
Dun & Bradstreet Corp./The	100	11,721	479
Eastman Chemical Co.	100	7,409	773
eBay, Inc.	300	16,573	1,499
EchoStar Corp.	200	10,502	(766)
Edison International	1,116	71,059	(9,032)
Edwards Lifesciences Corp.	599	77,532	7,784
EI du Pont de Nemours & Co.	300	21,851	(2,666)
Electronic Arts, Inc.	2,400	122,733	36,867
Eli Lilly & Co.	1,500	104,609	20,626
Endurance Specialty Holdings Ltd.	691	40,930	4,468
Energizer Holdings, Inc.	600	77,542	1,388
Entergy Corp.	2,000	164,795	(23,795)
EOG Resources, Inc.	400	39,532	(4,512)
EP Energy Corp.	2,780	37,713	(2,324)
Equifax, Inc.	250	20,499	3,774
Everest Re Group Ltd.	500	82,094	8,911

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Exelon Corp.	1,400	$53,065	$(9,077)
Expedia, Inc.	900	76,924	21,491
Fair Isaac Corp.	271	23,434	1,167
Fairchild Semiconductor International, Inc.	2,200	34,551	3,685
FedEx Corp.	400	66,999	1,161
Fidelity National Information Services, Inc.	600	34,854	2,226
Fiserv, Inc.	900	65,082	9,465
Foot Locker, Inc.	3,700	206,795	41,142
GameStop Corp.	472	20,423	(146)
Gannett Co., Inc.	2,474	34,084	528
Gap, Inc./The	2,600	109,764	(10,522)
Gartner, Inc.	200	17,185	(29)
GATX Corp.	400	24,515	(3,255)
General Dynamics Corp.	800	113,717	(365)
General Mills, Inc.	200	10,168	976
Genpact Ltd.	670	14,869	(578)
Gilead Sciences, Inc.	900	89,433	15,939
Goodyear Tire & Rubber Co./The	583	17,100	477
Google, Inc.	100	59,605	(5,601)
Graham Holdings Co.	202	164,025	53,135
H&R Block, Inc.	600	19,331	(1,541)
Halyard Health, Inc.	709	30,360	(1,646)
Hanesbrands, Inc.	1,306	35,243	8,273
Hanover Insurance Group, Inc./The	200	13,434	1,372
Harman International Industries, Inc.	534	62,922	592
Hartford Financial Services Group, Inc./The	833	34,667	(40)
Hasbro, Inc.	300	16,588	5,849
HCA Holdings, Inc.	1,270	97,221	17,994
HCC Insurance Holdings, Inc.	500	27,272	11,148
Health Net, Inc.	2,100	107,010	27,642
Helix Energy Solutions Group, Inc.	5,600	122,140	(51,412)
Helmerich & Payne, Inc.	100	6,863	179
Herman Miller, Inc.	800	23,837	(693)
Hess Corp.	800	58,473	(4,969)
Hewlett-Packard Co.	4,700	182,665	(41,618)
Hill-Rom Holdings, Inc.	179	9,328	397
Home Depot, Inc./The	200	20,198	2,028
Hormel Foods Corp.	700	36,574	2,885
HSN, Inc.	105	7,075	295
Humana, Inc.	954	132,956	49,525
Huntington Ingalls Industries, Inc.	1,242	140,293	(456)
IAC/InterActiveCorp.	1,000	65,338	14,322
Illinois Tool Works, Inc.	400	38,369	(1,653)
Ingram Micro, Inc.	1,600	44,492	(4,444)
Ingredion, Inc.	600	49,905	(2,019)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Integrated Device Technology, Inc.	720	$14,741	$883
Intel Corp.	4,100	149,565	(24,863)
InterDigital, Inc.	1,400	75,052	4,594
International Flavors & Fragrances, Inc.	100	10,016	913
Interpublic Group of Cos., Inc./The	200	3,840	14
ITT Corp.	300	12,810	(258)
Jabil Circuit, Inc.	2,600	57,055	(1,701)
Janus Capital Group, Inc.	3,268	57,578	(1,629)
Jarden Corp.	150	6,143	1,619
JetBlue Airways Corp.	3,868	68,659	11,641
JM Smucker Co./The	100	9,968	873
Johnson & Johnson	500	52,596	(3,866)
JPMorgan Chase & Co.	1,999	127,641	7,811
Kimberly-Clark Corp.	400	45,473	(3,085)
KLA-Tencor Corp.	200	16,064	(4,822)
Kohl’s Corp.	1,066	72,168	(5,425)
Kroger Co./The	2,439	179,515	(2,663)
L Brands, Inc.	500	45,689	(2,824)
L-3 Communications Holdings, Inc.	100	11,584	(246)
Lam Research Corp.	1,100	87,010	2,475
Landstar System, Inc.	500	37,145	(3,710)
Lear Corp.	1,300	128,267	17,671
Legg Mason, Inc.	600	31,441	(523)
Lennar Corp.	100	4,349	755
Lexmark International, Inc.	1,000	42,343	1,857
LifePoint Health, Inc.	500	37,005	6,470
Lincoln Electric Holdings, Inc.	200	13,357	(1,179)
Lincoln National Corp.	2,029	117,695	2,463
Lockheed Martin Corp.	500	95,091	(2,141)
Lowe’s Cos., Inc.	829	56,610	(1,092)
LyondellBasell Industries NV	519	54,513	(786)
M&T Bank Corp.	100	12,741	(248)
Mallinckrodt PLC	1,319	141,765	13,507
Marathon Oil Corp.	1,600	58,859	(16,395)
Marathon Petroleum Corp.	1,202	60,936	1,941
Marriott International, Inc.	267	20,956	(1,094)
Marsh & McLennan Cos., Inc.	1,500	84,110	940
Marvell Technology Group Ltd.	1,167	16,237	(850)
Masco Corp.	1,200	31,453	551
McGraw Hill Financial, Inc.	200	17,310	2,780
McKesson Corp.	200	39,229	5,733
Medivation, Inc.	411	50,766	(3,830)
Mentor Graphics Corp.	1,187	30,077	1,296

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Merck & Co., Inc.	1,100	$63,792	$(1,169)
Meredith Corp.	309	16,517	(403)
MetLife, Inc.	2,787	145,086	10,958
Micron Technology, Inc.	3,959	125,195	(50,607)
Microsoft Corp.	4,300	188,958	887
Minerals Technologies, Inc.	83	5,900	(245)
Monster Beverage Corp.	200	21,654	5,150
Moody’s Corp.	400	38,704	4,480
Morgan Stanley	1,835	69,369	1,810
MSCI, Inc.	290	17,892	(42)
Murphy Oil Corp.	1,100	59,636	(13,909)
Murphy USA, Inc.	1,918	118,882	(11,820)
Myriad Genetics, Inc.	1,400	51,802	(4,216)
NASDAQ OMX Group, Inc./The	860	43,621	(1,645)
National Oilwell Varco, Inc.	2,500	169,459	(48,759)
Navient Corp.	8,200	177,588	(28,266)
Newfield Exploration Co.	2,100	58,325	17,527
Nordstrom, Inc.	400	29,714	86
Norfolk Southern Corp.	800	87,801	(17,913)
Northrop Grumman Corp.	1,000	144,414	14,216
Norwegian Cruise Line Holdings Ltd.	1,499	69,782	14,222
NVIDIA Corp.	1,400	29,061	(907)
Oil States International, Inc.	100	6,290	(2,567)
Omnicom Group, Inc.	300	21,190	(343)
ON Semiconductor Corp.	2,008	22,790	683
Oracle Corp.	2,300	96,341	(3,651)
Orbital ATK, Inc.	470	29,561	4,918
O’Reilly Automotive, Inc.	200	38,878	6,318
PACCAR, Inc.	500	34,026	(2,121)
Packaging Corp. of America	100	7,934	(1,685)
Parker-Hannifin Corp.	600	71,508	(1,710)
PartnerRe Ltd.	271	31,222	3,602
Penske Automotive Group, Inc.	400	17,711	3,133
People’s United Financial, Inc.	1,000	15,019	1,191
PepsiCo, Inc.	600	57,316	(1,312)
Pfizer, Inc.	1,636	53,222	1,633
PG&E Corp.	2,470	132,182	(10,905)
Phillips 66	600	51,574	(3,238)
Pilgrim’s Pride Corp.	4,968	154,184	(40,069)
Pinnacle Foods, Inc.	1,361	50,528	11,452
Pinnacle West Capital Corp.	1,607	98,855	(7,432)
PNC Financial Services Group, Inc./The	1,900	171,010	10,725
Polycom, Inc.	3,100	41,396	(5,932)
PPG Industries, Inc.	400	40,706	5,182

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Procter & Gamble Co./The	100	$8,989	$(1,165)
Public Service Enterprise Group, Inc.	3,292	137,394	(8,084)
PulteGroup, Inc.	1,600	33,990	(1,750)
Qorvo, Inc.	315	24,298	987
Quintiles Transnational Holdings, Inc.	851	59,068	2,723
Rackspace Hosting, Inc.	2,193	90,191	(8,633)
Raytheon Co.	1,100	116,202	(10,954)
Regal Entertainment Group	1,300	26,686	498
Reinsurance Group of America, Inc.	1,800	157,427	13,339
Reliance Steel & Aluminum Co.	1,700	107,573	(4,757)
RenaissanceRe Holdings Ltd.	100	10,197	(46)
Republic Services, Inc.	1,800	72,590	(2,084)
Rock-Tenn Co.	1,730	107,603	(3,457)
Ross Stores, Inc.	1,600	71,930	5,846
Rovi Corp.	1,100	23,999	(6,454)
Rowan Cos. PLC	1,292	28,794	(1,520)
Royal Caribbean Cruises Ltd.	1,630	121,308	6,956
RR Donnelley & Sons Co.	200	3,432	54
Ryder System, Inc.	1,200	112,220	(7,376)
SCANA Corp.	400	22,166	(1,906)
Seagate Technology PLC	734	41,294	(6,429)
SEI Investments Co.	800	31,000	8,224
Sensient Technologies Corp.	109	6,156	1,293
Service Corp. International	580	16,675	395
Sherwin-Williams Co./The	200	51,259	3,745
Skyworks Solutions, Inc.	1,009	74,118	30,919
SM Energy Co.	267	13,508	(1,194)
Snap-on, Inc.	900	124,856	18,469
Southwest Airlines Co.	2,800	104,767	(12,115)
Spectra Energy Corp.	400	14,826	(1,786)
Spectrum Brands Holdings, Inc.	900	86,075	5,716
Spirit AeroSystems Holdings, Inc.	3,215	172,893	4,285
StanCorp Financial Group, Inc.	158	12,165	(218)
Stanley Black & Decker, Inc.	200	19,252	1,796
Staples, Inc.	1,200	20,337	(1,965)
Steel Dynamics, Inc.	2,400	45,472	4,244
STERIS Corp.	967	61,192	1,121
SunTrust Banks, Inc.	100	4,018	284
Superior Energy Services, Inc.	3,280	71,498	(2,486)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SUPERVALU, Inc.	4,294	$39,410	$(4,671)
Symantec Corp.	3,500	85,784	(4,409)
Synopsys, Inc.	800	33,995	6,525
Sysco Corp.	400	15,369	(929)
Target Corp.	1,689	135,521	2,352
Tech Data Corp.	900	59,000	(7,196)
TEGNA, Inc.	4,949	135,923	22,792
Teleflex, Inc.	800	90,433	17,927
Tesoro Corp.	960	85,606	(4,572)
Texas Instruments, Inc.	200	9,784	518
Textron, Inc.	800	34,320	1,384
Time, Inc.	1,508	35,077	(378)
Total System Services, Inc.	1,076	40,047	4,898
Towers Watson & Co.	49	6,779	(615)
Travelers Cos., Inc./The	1,400	144,009	(8,685)
Trinity Industries, Inc.	2,300	74,938	(14,149)
Tyco International PLC	100	4,480	(632)
Tyler Technologies, Inc.	24	2,903	202
Tyson Foods, Inc.	600	23,748	1,830
UGI Corp.	2,000	77,576	(8,676)
Union Pacific Corp.	800	92,473	(16,177)
Unit Corp.	1,693	58,626	(12,712)
United States Steel Corp.	2,692	64,607	(9,098)
United Therapeutics Corp.	509	66,288	22,253
UnitedHealth Group, Inc.	1,300	131,632	26,968
Unum Group	107	3,701	125
US Bancorp.	1,100	47,397	343
Valero Energy Corp.	2,535	134,970	23,721
Validus Holdings Ltd.	939	39,482	1,824
Valmont Industries, Inc.	200	27,523	(3,749)
Valspar Corp./The	300	25,976	(1,430)
Vectren Corp.	900	39,414	(4,782)
VeriSign, Inc.	1,100	63,889	4,003
Verizon Communications, Inc.	100	4,959	(298)
Vishay Intertechnology, Inc.	300	4,505	(1,001)
Voya Financial, Inc.	565	26,589	(333)
Wabtec Corp.	400	37,528	168
Wal-Mart Stores, Inc.	100	7,631	(538)
Walt Disney Co./The	200	18,445	4,383
Waste Management, Inc.	1,439	69,852	(3,154)
Wells Fargo & Co.	2,700	144,955	6,893
Werner Enterprises, Inc.	500	12,752	373
Westar Energy, Inc.	1,400	55,706	(7,798)
Western Digital Corp.	700	76,272	(21,378)
Western Refining, Inc.	1,371	60,849	(1,046)
Western Union Co./The	1,569	34,325	(2,428)
WGL Holdings, Inc.	260	14,318	(203)
Whirlpool Corp.	618	115,888	(8,944)
Woodward, Inc.	600	29,465	3,529
World Fuel Services Corp.	2,100	97,709	2,986

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WPX Energy, Inc.	3,400	$44,679	$(2,927)
WR Berkley Corp.	400	20,786	(14)
Wyndham Worldwide Corp.	200	16,386	(4)
Xcel Energy, Inc.	1,388	46,811	(2,145)
Yahoo!, Inc.	900	42,020	(6,659)
Zebra Technologies Corp.	100	7,551	3,554

			381,253

Total of Long Equity Positions			409,004

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(100)	(5,483)	(1,047)
Restaurant Brands International, Inc.	(366)	(15,057)	1,072

			25

Ireland
Endo International PLC	(1,400)	(102,645)	(8,865)
Jazz Pharmaceuticals PLC	(700)	(117,604)	(5,645)
Perrigo Co PLC	(300)	(49,951)	(5,498)

			(20,008)

Netherlands
Core Laboratories NV	(1,200)	(140,373)	3,525
Sensata Technologies Holding NV	(1,947)	(104,944)	2,260

			5,785

Norway
Golar LNG Ltd.	(2,087)	(89,715)	(7,956)
Seadrill Ltd.	(4,641)	(45,128)	(2,860)

			(10,816)

Switzerland
Weatherford International PLC	(9,132)	(139,594)	27,545

United Kingdom
Aon PLC	(625)	(61,867)	(433)
Ensco PLC	(537)	(13,198)	1,239
Michael Kors Holdings Ltd.	(1,000)	(71,911)	29,821
Pentair PLC	(900)	(59,514)	(2,361)

			28,266

United States
Aaron’s, Inc.	(500)	(15,312)	(2,793)
Abercrombie & Fitch Co.	(5,538)	(124,630)	5,507
ACI Worldwide, Inc.	(600)	(11,521)	(3,221)
Acxiom Corp.	(3,257)	(63,203)	5,945
Adobe Systems, Inc.	(100)	(7,290)	(811)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Advanced Micro Devices, Inc.	(10,119)	$(23,464)	$(822)
Agilent Technologies, Inc.	(61)	(2,589)	236
Albemarle Corp.	(1,607)	(97,874)	9,055
Alcoa, Inc.	(1,900)	(29,717)	8,532
Align Technology, Inc.	(1,100)	(62,439)	(6,542)
Allegheny Technologies, Inc.	(2,708)	(95,036)	13,254
Alliance Data Systems Corp.	(151)	(40,412)	(3,671)
Allison Transmission Holdings, Inc.	(200)	(5,983)	131
Allscripts Healthcare Solutions, Inc.	(2,283)	(30,039)	(1,192)
Ally Financial, Inc.	(100)	(2,141)	(102)
Alnylam Pharmaceuticals, Inc.	(900)	(76,374)	(31,509)
Amazon.com, Inc.	(200)	(59,560)	(27,258)
AMC Networks, Inc.	(300)	(18,825)	(5,730)
AMETEK, Inc.	(200)	(10,035)	(921)
Anadarko Petroleum Corp.	(774)	(66,709)	6,290
ANN, Inc.	(78)	(2,930)	(836)
Antero Resources Corp.	(47)	(2,001)	387
Apache Corp.	(660)	(41,627)	3,591
Armstrong World Industries, Inc.	(1,700)	(87,392)	(3,184)
Artisan Partners Asset Management, Inc.	(1,906)	(96,140)	7,587
Ascena Retail Group, Inc.	(1,000)	(13,823)	(2,832)
athenahealth, Inc.	(900)	(122,600)	19,478
Atmel Corp.	(7,400)	(62,999)	(9,928)
Autodesk, Inc.	(631)	(34,703)	3,106
Avis Budget Group, Inc.	(100)	(6,431)	2,023
Avon Products, Inc.	(8,295)	(70,008)	18,081
B/E Aerospace, Inc.	(4,053)	(231,850)	9,340
BancorpSouth, Inc.	(2,300)	(51,375)	(7,873)
Bank of America Corp.	(4,100)	(69,934)	152
BankUnited, Inc.	(1,788)	(52,355)	(11,888)
Belden, Inc.	(100)	(7,108)	(1,015)
Bio-Techne Corp.	(64)	(6,342)	40
Black Hills Corp.	(300)	(15,347)	2,252
BorgWarner, Inc.	(1,322)	(78,117)	2,974
Brookdale Senior Living, Inc.	(4,700)	(168,535)	5,445
Brown & Brown, Inc.	(200)	(6,413)	(159)
Bruker Corp.	(4,600)	(91,141)	(2,745)
Brunswick Corp./DE	(400)	(18,621)	(1,723)
Cabela’s, Inc.	(1,300)	(72,746)	7,772
Cabot Oil & Gas Corp.	(2,800)	(87,463)	(849)
CarMax, Inc.	(700)	(43,768)	(2,579)
Carpenter Technology Corp.	(2,200)	(108,724)	23,628
Cathay General Bancorp	(300)	(7,862)	(1,873)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CBS Corp.	(900)	$(50,105)	$155
CEB, Inc.	(700)	(50,458)	(10,484)
CenterPoint Energy, Inc.	(1,000)	(24,211)	5,181
Cerner Corp.	(200)	(11,698)	(2,114)
Charles Schwab Corp./The	(4,551)	(138,518)	(10,072)
Cheniere Energy, Inc.	(1,132)	(80,539)	2,137
Chico’s FAS, Inc.	(2,100)	(33,383)	(1,540)
Ciena Corp.	(5,800)	(110,030)	(27,314)
Cincinnati Financial Corp.	(1,300)	(64,012)	(1,222)
Clean Harbors, Inc.	(800)	(38,394)	(4,598)
Cleco Corp.	(1,000)	(54,887)	1,037
Coach, Inc.	(3,000)	(110,281)	6,451
Cobalt International Energy, Inc.	(13,700)	(125,542)	(7,485)
Colfax Corp.	(2,400)	(124,972)	14,212
Colgate-Palmolive Co.	(1,288)	(87,910)	3,662
CommVault Systems, Inc.	(2,300)	(115,653)	18,110
Concho Resources, Inc.	(300)	(28,391)	(5,767)
CONSOL Energy, Inc.	(2,600)	(93,236)	36,712
Copart, Inc.	(400)	(14,131)	(61)
CoStar Group, Inc.	(500)	(87,605)	(13,025)
Coty, Inc.	(400)	(8,338)	(4,450)
Covanta Holding Corp.	(1,329)	(28,415)	254
Cree, Inc.	(900)	(31,417)	7,990
DaVita HealthCare Partners, Inc.	(1,183)	(90,756)	(3,257)
Dean Foods Co.	(2,772)	(51,342)	6,519
Diebold, Inc.	(1,434)	(47,924)	(2,266)
Discovery Communications, Inc.	(2,292)	(80,127)	3,895
Donaldson Co., Inc.	(700)	(27,411)	2,351
Dover Corp.	(435)	(32,663)	2,135
Dril-Quip, Inc.	(800)	(61,167)	967
DSW, Inc.	(1,900)	(69,823)	6,420
Dunkin’ Brands Group, Inc.	(1,700)	(75,919)	(17,581)
E*TRADE Financial Corp.	(3,200)	(77,471)	(18,369)
Ecolab, Inc.	(405)	(41,720)	(4,074)
EMC Corp.	(200)	(5,181)	(97)
Emerson Electric Co.	(810)	(51,455)	6,557
Energen Corp.	(400)	(30,207)	2,887
Envision Healthcare Holdings Inc	(4,620)	(169,729)	(12,669)
EQT Corp.	(600)	(50,307)	1,503
Estee Lauder Cos., Inc./The	(900)	(68,333)	(9,661)
Esterline Technologies Corp.	(69)	(6,469)	(109)
Expeditors International of Washington, Inc.	(1,168)	(53,788)	(63)
Exxon Mobil Corp.	(887)	(78,556)	4,757
Facebook, Inc.	(600)	(47,132)	(4,327)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fastenal Co.	(1,706)	$(78,725)	$6,766
FEI Co.	(1,300)	(118,421)	10,612
FireEye, Inc.	(1,700)	(72,688)	(10,459)
First Horizon National Corp.	(500)	(6,454)	(1,381)
First Niagara Financial Group, Inc.	(8,342)	(71,274)	(7,475)
First Republic Bank	(800)	(40,143)	(10,281)
First Solar, Inc.	(1,000)	(51,924)	4,944
FLIR Systems, Inc.	(354)	(11,554)	644
Flowers Foods, Inc.	(2,100)	(41,233)	(3,182)
Flowserve Corp.	(1,200)	(72,975)	9,783
Fluor Corp.	(896)	(52,607)	5,110
FMC Corp.	(2,282)	(129,771)	9,852
Fortinet, Inc.	(700)	(18,678)	(10,253)
Fortune Brands Home & Security, Inc.	(1,200)	(52,053)	(2,931)
Fossil Group, Inc.	(200)	(22,143)	8,271
Freeport-McMoRan, Inc.	(7,583)	(147,650)	6,455
Genesee & Wyoming, Inc.	(1,229)	(105,815)	12,190
Genworth Financial, Inc.	(20,300)	(168,092)	14,421
GNC Holdings, Inc.	(1,300)	(57,792)	(32)
Graco, Inc.	(700)	(54,472)	4,751
Groupon, Inc.	(2,500)	(19,810)	7,235
Guess?, Inc.	(1,100)	(22,073)	986
Halliburton Co.	(427)	(19,765)	1,374
Harley-Davidson, Inc.	(335)	(20,806)	1,929
Harsco Corp.	(6,886)	(134,703)	21,084
Henry Schein, Inc.	(370)	(52,558)	(26)
Hershey Co./The	(305)	(28,874)	1,781
Hertz Global Holdings, Inc.	(5,694)	(132,431)	29,255
Hexcel Corp.	(1,700)	(68,538)	(16,020)
Hilton Worldwide Holdings, Inc.	(2,500)	(63,838)	(5,037)
HMS Holdings Corp.	(5,800)	(127,315)	27,729
HollyFrontier Corp.	(1,300)	(49,678)	(5,819)
HomeAway, Inc.	(3,300)	(98,187)	(4,509)
Huntsman Corp.	(516)	(11,726)	338
IDEX Corp.	(186)	(14,231)	(385)
IDEXX Laboratories, Inc.	(1,368)	(88,813)	1,069
Illumina, Inc.	(419)	(79,808)	(11,685)
Incyte Corp.	(900)	(65,071)	(28,718)
Informatica Corp.	(300)	(11,510)	(3,031)
Intersil Corp.	(500)	(6,983)	728
Intuitive Surgical, Inc.	(155)	(74,359)	(739)
ITC Holdings Corp.	(956)	(31,784)	1,020
Itron, Inc.	(1,144)	(41,329)	1,930
JB Hunt Transport Services, Inc.	(77)	(6,764)	443
JDS Uniphase Corp.	(6,843)	(92,909)	13,667
Joy Global, Inc.	(500)	(27,763)	9,663
Juniper Networks, Inc.	(269)	(7,285)	299
Kansas City Southern	(1,427)	(150,323)	20,181

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kate Spade & Co.	(4,054)	$(115,013)	$27,690
KBR, Inc.	(7,923)	(149,402)	(4,938)
Kellogg Co.	(742)	(47,398)	874
Kennametal, Inc.	(700)	(25,607)	1,723
Keurig Green Mountain, Inc.	(2,058)	(200,573)	42,868
KLX, Inc.	(351)	(15,493)	3
Kosmos Energy Ltd.	(4,680)	(40,043)	591
Laboratory Corp. of America Holdings	(295)	(35,607)	(153)
Las Vegas Sands Corp.	(1,300)	(74,947)	6,606
Leucadia National Corp.	(691)	(16,827)	50
Level 3 Communications, Inc.	(382)	(21,540)	1,420
Liberty Broadband Corp.	(52)	(2,748)	88
Linear Technology Corp.	(600)	(27,442)	904
LinkedIn Corp.	(200)	(44,662)	3,336
Lions Gate Entertainment Corp.	(3,100)	(99,972)	(14,883)
Live Nation Entertainment, Inc.	(1,400)	(36,956)	(1,530)
Loews Corp.	(556)	(22,474)	1,062
LPL Financial Holdings, Inc.	(300)	(13,470)	(477)
Manitowoc Co., Inc./The	(4,021)	(86,803)	7,991
ManpowerGroup, Inc.	(90)	(7,595)	(449)
MasterCard, Inc.	(311)	(27,011)	(2,061)
MDU Resources Group, Inc.	(2,559)	(56,330)	6,352
Mead Johnson Nutrition Co.	(206)	(19,797)	1,212
MEDNAX, Inc.	(600)	(41,283)	(3,183)
MGM Resorts International	(4,949)	(103,162)	12,843
Michaels Cos., Inc./The	(100)	(2,800)	109
Middleby Corp./The	(300)	(27,698)	(5,971)
Monsanto Co.	(307)	(36,917)	4,194
Motorola Solutions, Inc.	(1,600)	(104,183)	12,439
MRC Global, Inc.	(7,005)	(107,825)	(332)
MSC Industrial Direct Co., Inc.	(49)	(3,551)	132
Nabors Industries Ltd.	(396)	(5,981)	267
National Fuel Gas Co.	(300)	(20,415)	2,748
Navistar International Corp.	(3,100)	(105,852)	35,699
NCR Corp.	(3,300)	(102,464)	3,134
Netflix, Inc.	(164)	(54,780)	(52,958)
NetSuite, Inc.	(700)	(66,098)	1,873
New York Times Co./The	(3,000)	(36,326)	(4,624)
News Corp.	(600)	(10,072)	1,318
Nielsen NV	(500)	(22,246)	(139)
Noble Energy, Inc.	(1,400)	(70,056)	10,304
Nordson Corp.	(300)	(23,913)	546
NorthStar Asset Management Group, Inc.	(1,859)	(38,455)	4,082

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Nuance Communications, Inc.	(300)	$(4,563)	$(690)
Nucor Corp.	(362)	(17,735)	1,781
Occidental Petroleum Corp.	(952)	(74,254)	217
Ocwen Financial Corp.	(5,500)	(98,208)	42,108
OGE Energy Corp.	(4,351)	(133,201)	8,893
Old Republic International Corp.	(1,400)	(20,310)	(1,572)
ONEOK, Inc.	(2,246)	(108,571)	19,899
Oshkosh Corp.	(200)	(9,599)	1,123
Owens & Minor, Inc.	(807)	(27,027)	(411)
Owens Corning	(200)	(6,976)	(1,274)
Owens-Illinois, Inc.	(3,617)	(96,150)	13,176
PacWest Bancorp	(300)	(13,874)	(154)
Palo Alto Networks, Inc.	(100)	(9,831)	(7,639)
Pandora Media, Inc.	(700)	(12,037)	1,159
Patterson-UTI Energy, Inc.	(3,454)	(63,153)	(1,834)
PBF Energy, Inc.	(300)	(7,984)	(542)
Pitney Bowes, Inc.	(2,200)	(51,690)	5,908
Platform Specialty Products Corp.	(900)	(24,302)	1,280
PolyOne Corp.	(500)	(18,122)	(1,463)
Post Holdings, Inc.	(3,800)	(151,954)	(52,980)
Praxair, Inc.	(654)	(79,388)	1,202
Precision Castparts Corp.	(941)	(200,269)	12,191
Priceline Group, Inc./The	(23)	(27,697)	1,215
Prudential Financial, Inc.	(300)	(27,517)	1,261
PVH Corp.	(234)	(28,605)	1,648
QEP Resources, Inc.	(1,900)	(36,544)	1,375
QUALCOMM, Inc.	(649)	(44,323)	3,676
Range Resources Corp.	(2,600)	(146,188)	17,800
Rayonier Advanced Materials, Inc.	(594)	(10,178)	520
Regeneron Pharmaceuticals, Inc.	(100)	(35,989)	(15,024)
Rice Energy, Inc.	(1,273)	(29,706)	3,189
Rite Aid Corp.	(2,000)	(15,211)	(1,489)
RPC, Inc.	(5,400)	(71,756)	(2,926)
salesforce.com, Inc.	(1,800)	(107,339)	(17,995)
Sally Beauty Holdings, Inc.	(200)	(5,576)	(740)
SanDisk Corp.	(1,132)	(76,457)	10,552
Santander Consumer USA Holdings, Inc.	(2,200)	(48,440)	(7,814)
SBA Communications Corp.	(361)	(41,148)	(356)
Schlumberger Ltd.	(463)	(42,291)	2,385
Scripps Networks Interactive, Inc.	(466)	(32,177)	1,714
Sealed Air Corp.	(400)	(14,567)	(5,985)
Seattle Genetics, Inc.	(1,900)	(67,715)	(24,245)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SeaWorld Entertainment, Inc.	(2,691)	$(51,154)	$1,532
Semtech Corp.	(2,069)	(52,541)	11,472
ServiceNow, Inc.	(800)	(54,350)	(5,098)
Sirius XM Holdings, Inc.	(36,000)	(126,551)	(7,729)
Six Flags Entertainment Corp.	(1,600)	(66,175)	(5,585)
SLM Corp.	(1,300)	(13,351)	520
Solera Holdings, Inc.	(1,181)	(60,737)	8,112
Sotheby’s	(2,700)	(110,021)	(12,127)
Southwestern Energy Co.	(381)	(11,934)	3,274
Spirit Airlines, Inc.	(721)	(49,871)	5,097
Splunk, Inc.	(1,300)	(78,314)	(12,192)
Sprint Corp.	(19,783)	(91,700)	1,489
Sprouts Farmers Market, Inc.	(3,470)	(95,308)	1,688
SPX Corp.	(384)	(28,691)	893
Starwood Hotels & Resorts Worldwide, Inc.	(300)	(24,379)	52
SunEdison, Inc.	(9,000)	(181,287)	(87,903)
SVB Financial Group	(100)	(11,838)	(2,560)
Synovus Financial Corp.	(900)	(23,134)	(4,604)
Tableau Software, Inc.	(900)	(67,798)	(35,972)
Targa Resources Corp.	(1,124)	(106,945)	6,662
Taylor Morrison Home Corp.	(4,541)	(84,400)	(8,054)
Teekay Corp.	(1,200)	(61,600)	10,216
Tempur Sealy International, Inc.	(1,340)	(78,452)	(9,854)
Tenet Healthcare Corp.	(4,309)	(211,542)	(37,863)
Tesla Motors, Inc.	(200)	(47,351)	(6,301)
Thoratec Corp.	(2,800)	(93,562)	(31,234)
Tiffany & Co.	(967)	(93,600)	4,830
TimkenSteel Corp.	(327)	(10,171)	1,346
T-Mobile US, Inc.	(2,657)	(82,179)	(20,833)
Toll Brothers, Inc.	(900)	(30,512)	(3,859)
Tractor Supply Co.	(300)	(22,558)	(4,424)
Trimble Navigation Ltd.	(6,113)	(160,714)	17,303
TripAdvisor, Inc.	(1,300)	(102,505)	(10,777)
Triumph Group, Inc.	(100)	(6,830)	231
Twitter, Inc.	(2,152)	(93,932)	15,987
Umpqua Holdings Corp.	(5,100)	(88,074)	(3,675)
Under Armour, Inc.	(400)	(27,816)	(5,560)
United Continental Holdings, Inc.	(800)	(42,428)	20
United Natural Foods, Inc.	(400)	(26,563)	1,091
United Rentals, Inc.	(266)	(23,846)	539
United Technologies Corp.	(43)	(5,089)	319
Urban Outfitters, Inc.	(1,200)	(43,177)	1,177
USG Corp.	(3,885)	(110,199)	2,235
Vantiv, Inc.	(100)	(3,167)	(652)
VCA, Inc.	(100)	(4,176)	(1,265)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
VeriFone Systems, Inc.	(3,701)	$(134,141)	$8,455
Verisk Analytics, Inc.	(600)	(38,636)	(5,020)
Vertex Pharmaceuticals, Inc.	(700)	(74,066)	(12,370)
Viacom, Inc.	(243)	(16,165)	458
Visteon Corp.	(758)	(81,333)	1,758
VMware, Inc.	(600)	(50,483)	(961)
Waddell & Reed Financial, Inc.	(1,200)	(59,140)	2,368
WellCare Health Plans, Inc.	(1,323)	(109,920)	(2,310)
Wendy’s Co./The	(3,800)	(33,547)	(9,317)
Westlake Chemical Corp.	(200)	(11,524)	(2,194)
WhiteWave Foods Co./The	(1,200)	(44,263)	(14,393)
Whiting Petroleum Corp.	(1,336)	(43,836)	(1,054)
Williams Cos., Inc./The	(1,057)	(50,173)	(10,488)
Workday, Inc.	(1,000)	(82,910)	6,520
Worthington Industries, Inc.	(341)	(9,574)	(676)
WR Grace & Co.	(1,249)	(122,605)	(2,669)
Wynn Resorts Ltd.	(727)	(93,300)	21,567
Xylem, Inc.	(700)	(25,889)	(60)
Yelp, Inc.	(1,676)	(88,612)	16,493
Yum! Brands, Inc.	(400)	(28,520)	(7,512)
Zions Bancorporation	(2,800)	(81,105)	(7,753)
Zynga, Inc.	(12,903)	(34,576)	(2,327)

			(25,038)

Total of Short Equity Positions			5,759

Total of Long and Short Equity Positions			414,763

Net Cash and Other Receivables/ (Payables) (b)			52,319

Swaps, at Value			$467,082

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	2-12 months maturity ranging from 07/21/2015 -06/14/2016	$226,824

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
DCC PLC	1,056	$58,551	$24,376

South Africa
Investec PLC	4,222	37,072	862
Mondi PLC	2,583	43,564	12,046

			12,908

Switzerland
Wolseley PLC	564	32,614	3,354

United Kingdom
3i Group PLC	808	6,365	191
Amlin PLC	2,220	15,677	933
Ashtead Group PLC	722	13,021	(578)
Associated British Foods PLC	813	38,124	(1,489)
AstraZeneca PLC	111	7,965	(940)
Aviva PLC	13,329	103,829	(591)
Barratt Developments PLC	10,680	83,935	19,077
Berkeley Group Holdings PLC	559	21,394	7,981
Britvic PLC	62	729	(30)
BT Group PLC	7,365	47,207	4,948
Bunzl PLC	1,811	50,310	(907)
Close Brothers Group PLC	723	17,353	(5)
Compass Group PLC	4,266	73,455	(2,899)
Direct Line Insurance Group PLC	16,127	80,855	4,272
Dixons Carphone PLC	11,778	79,314	4,438
DS Smith PLC	131	753	42
easyJet PLC	1,636	43,628	(3,860)
G4S PLC	9,663	42,427	(1,683)
Greene King PLC	56	724	20

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Hikma Pharmaceuticals PLC	1,846	$52,374	$3,699
HSBC Holdings PLC	6,665	64,877	(5,196)
Imperial Tobacco Group PLC	3,023	137,394	8,200
Inchcape PLC	11,248	128,280	14,901
Indivior PLC	771	2,819	(94)
Inmarsat PLC	3,988	51,345	5,985
Intermediate Capital Group PLC	16,308	115,351	25,530
International Consolidated Airlines Group SA	6,488	57,150	(6,731)
ITV PLC	4,716	17,481	2,031
John Wood Group PLC	3,875	42,130	(2,912)
Kingfisher PLC	321	1,686	64
Legal & General Group PLC	8,137	31,283	533
Man Group PLC	9,747	26,851	(2,828)
Meggitt PLC	1,039	8,427	(818)
National Grid PLC	7,260	104,716	(11,274)
Next PLC	101	11,015	806
Persimmon PLC	2,885	70,263	19,247
Playtech PLC	567	7,583	(292)
Provident Financial PLC	2,940	111,326	23,843
Reckitt Benckiser Group PLC	73	5,980	315
Rentokil Initial PLC	41,499	80,040	16,339
Rexam PLC	1,142	8,701	1,203
Rightmove PLC	408	15,345	5,648
Sage Group PLC/The	2,220	13,149	4,721
Shire PLC	1,145	95,384	(3,384)
Sky PLC	6,649	94,768	13,529
Smith & Nephew PLC	583	9,893	(30)
SSE PLC	1,244	31,904	(1,891)
Taylor Wimpey PLC	27,709	76,847	3,960
Telecity Group PLC	40	689	(43)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Travis Perkins PLC	1,710	$46,722	$9,913
United Utilities Group PLC	5,302	77,730	(3,469)
Whitbread PLC	140	9,715	1,162
WPP PLC	1,288	27,665	1,246

			152,833

Total of Long Equity Positions			193,471

Short Positions

Common Stocks
Australia
BHP Billiton PLC	(519)	(12,097)	1,893

Switzerland
Coca-Cola HBC AG	(112)	(2,179)	(225)
Glencore PLC	(669)	(3,151)	468

			243

United Kingdom
Aberdeen Asset Management PLC	(2,214)	(15,114)	1,070
Admiral Group PLC	(3,246)	(66,639)	(4,092)
Aggreko PLC	(541)	(12,865)	645
Anglo American PLC	(5,898)	(96,333)	11,128
Antofagasta PLC	(1,667)	(18,869)	825
ASOS PLC	(1,963)	(88,386)	(31,292)
Barclays PLC	(352)	(1,293)	(150)
Booker Group PLC	(2,549)	(6,048)	(692)
British American Tobacco PLC	(797)	(45,290)	2,378
Burberry Group PLC	(2,402)	(63,692)	4,434
Capita PLC	(1,301)	(25,142)	(137)
Centrica PLC	(32,122)	(133,355)	65
Croda International PLC	(763)	(28,364)	(4,627)
Diageo PLC	(4,442)	(125,626)	(3,013)
Drax Group PLC	(23,758)	(153,084)	23,143
Experian PLC	(5,544)	(95,986)	(4,851)
GlaxoSmithKline PLC	(1,476)	(34,172)	3,483
Hargreaves Lansdown PLC	(7,800)	(124,113)	(17,208)
ICAP PLC	(1,020)	(7,254)	(1,230)
IMI PLC	(4,996)	(99,281)	10,964
Informa PLC	(392)	(3,026)	(341)
Intertek Group PLC	(751)	(31,348)	2,472
Kazakhmys PLC	(14,384)	(50,626)	4,707
Ladbrokes PLC	(602)	(1,164)	(64)
Lloyds Banking Group PLC	(28,107)	(32,790)	(4,935)
Lonmin PLC	(6)	–	(11)
Melrose Industries PLC	(15,574)	(68,446)	7,914
Ocado Group PLC	(8,437)	(48,193)	(10,871)
Old Mutual PLC	(18,764)	(60,185)	790
Petrofac Ltd.	(1,996)	(25,628)	(3,415)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

United Kingdom (continued)
Premier Oil PLC	(3,856)	$(8,415)	$(615)
Prudential PLC	(111)	(2,838)	163
Rio Tinto PLC	(16)	(749)	91
Rolls-Royce Holdings PLC	(39,330)	(3)	(59)
Royal Bank of Scotland Group PLC	(140)	(773)	(1)
RSA Insurance Group PLC	(1,886)	(13,366)	1,606
SABMiller PLC	(829)	(46,536)	3,552
Serco Group PLC	(29,951)	(65,577)	10,037
Smiths Group PLC	(522)	(9,402)	149
Spirax-Sarco Engineering PLC	(567)	(26,348)	(3,893)
Sports Direct International PLC	(3,281)	(36,206)	(786)
St. James’s Place PLC	(6,530)	(82,778)	(10,076)
Standard Chartered PLC	(60)	(1,023)	62
Standard Life PLC	(3,932)	(30,456)	3,038
Tesco PLC	(66,441)	(229,384)	8,017
Thomas Cook Group PLC	(16,708)	(37,860)	1,946
UBM PLC	(3,309)	(25,006)	(2,797)
Vedanta Resources PLC	(5,539)	(48,765)	3,529
Vodafone Group PLC	(11,133)	(39,684)	(928)
Weir Group PLC/The	(797)	(23,799)	2,557
William Hill PLC	(1,013)	(5,715)	(702)
WM Morrison Supermarkets PLC	(10,491)	(29,865)	83

			2,062

Total of Short Equity Positions			4,198

Total of Long and Short Equity Positions			197,669

Net Cash and Other Receivables/ (Payables) (b)			29,155

Swaps, at Value			$226,824

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1-12 months maturity ranging from 07/17/2015 - 06/14/2016	$24,900

**	The maturity dates are measured from the commencement of investment in each underlying swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	659	$72,696	$1,746
Atos SE	222	15,048	1,540
AXA SA	1,180	30,537	(622)
Bouygues SA	159	6,482	(505)
Cap Gemini SA	296	19,899	6,361
Christian Dior SE	304	48,093	11,420
Cie Generale des Etablissements Michelin	635	55,856	10,961
Credit Agricole SA	2,267	26,742	7,104
Dassault Systemes	348	20,458	4,805
Electricite de France SA	2,352	61,134	(8,523)
Havas SA	797	6,825	(173)
Imerys SA	1,156	77,479	11,202
Lagardere SCA	985	24,158	4,664
L’Oreal SA	530	96,442	(1,614)
Neopost SA	293	15,187	(2,578)
Orange SA	1,577	22,194	2,177
Publicis Groupe SA	170	10,991	1,610
Sanofi	349	31,208	3,318
SCOR SE	2,777	75,777	22,422
Societe BIC SA	431	51,372	17,376
Societe Generale SA	647	31,409	(1,049)
Teleperformance	10	748	(41)
Thales SA	546	26,258	6,731
Vinci SA	931	47,895	6,138
Vivendi SA	27	664	20

			104,490

Total of Long Equity Positions			104,490

Short Positions

Common Stocks
France
Airbus Group SE	(259)	(14,477)	(2,394)
Arkema SA	(626)	(39,374)	(5,878)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Bollore SA	(4,193)	$(23,441)	$1,011
Bureau Veritas SA	(1,302)	(26,332)	(3,682)
Carrefour SA	(108)	(3,003)	(468)
Casino Guichard Perrachon SA	(17)	(1,437)	147
Cie de Saint-Gobain	(1,688)	(68,359)	(7,840)
Edenred	(628)	(15,352)	(166)
Etablissements Maurel et Prom	(3,931)	(33,799)	4,538
Hermes International	(50)	(18,634)	(35)
Iliad SA	(133)	(31,055)	1,483
JCDecaux SA	(478)	(15,101)	(4,888)
Peugeot SA	(5,175)	(58,116)	(48,602)
Plastic Omnium SA	(1,059)	(29,839)	2,748
Remy Cointreau SA	(1,070)	(70,331)	(6,972)
Renault SA	(465)	(31,085)	(17,669)
Societe Television Francaise 1	(1,494)	(19,286)	(6,417)
Technip SA	(16)	(1,055)	64
Vallourec SA	(6,100)	(159,435)	34,814
Veolia Environnement SA	(1,646)	(25,433)	(8,268)

			(68,474)

Total of Short Equity Positions			(68,474)

Total of Long and Short Equity Positions			36,016

Net Cash and Other Receivables/ (Payables) (b)			(11,116)

Swaps, at Value			$24,900

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2015

Consolidated Schedule of Investments	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$1,017,418	$1,017,418

Citibank
Money Market Funds	120,002	—	120,002

Goldman Sachs
Cash	—	523,891	523,891
Money Market Funds	2,940,000	—	2,940,000

J.P. Morgan
Cash	—	237,366	237,366

Morgan Stanley and Co., International PLC
Cash	—	8,340	8,340

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at June 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$59,613	$59,613

J.P. Morgan
Cash	—	209,222	209,222

Morgan Stanley and Co., International PLC
Cash	—	177,105	177,105

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Assets and Liabilities	June 30, 2015 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND**	AQR LONG-SHORT EQUITY FUND
ASSETS:
Investments in securities, at cost	$2,335,607,342	$26,986,057	$100,881,358	$129,470,651

Investments in securities, at value	$2,226,434,848	$26,967,419	$100,892,241	$130,085,915
Cash	11,681,560	—	6,336	23,253
Foreign currency, at value‡	2,290,151	65,530	21,646	298,933
Due from brokers	139,604,308	8,761,461	1,545,396	18,008,925
Unrealized appreciation on forward foreign currency exchange contracts	72,444	603	—	250,683
OTC swaps, at value	13,263,077	1,245,822	—	3,174,234
Deposits with brokers for futures contracts	5,235,010	169,727	6,567,275	3,453,824
Variation margin on derivative instruments	170,412	11,184	350,135	12,439
Receivables:
Securities sold	164,089,550	—	9,976	7,935,139
Foreign tax reclaim	64,372	6,270	—	22,338
Dividends and interest	10,067,366	1,193	—	6,684
Capital shares sold	3,648,027	335,976	221,954	1,564,232
Prepaid expenses	111,295	40,607	46,043	44,908
Total Assets	2,576,732,420	37,605,792	109,661,002	164,881,507
LIABILITIES:
Securities sold short, at value (proceeds $862,652,411, $8,870,185, $— and $30,127,140, respectively)	839,990,964	8,789,405	—	30,379,366
Options written, at value (proceeds $2,596,673, $—, $— and $— respectively)	285,932	—	—	—
Due to custodian	—	406,177	—	—
Due to brokers	—	—	70,661	190,000
Unrealized depreciation on forward foreign currency exchange contracts	17,268	—	47,381	—
OTC swaps, at value	127,228	—	745,883	—
Variation margin on derivative instruments	420,214	—	441,068	—
Payables:
Securities purchased	132,186,424	—	9,977	9,442,386
Accrued investment advisory fees	1,190,729	8,567	109,423	106,467
Accrued distribution fees—Class N	66,484	1,737	16,616	3,602
Accrued Trustee fees	—	65	245	112
Capital shares redeemed	2,662,551	119	101,761	85,801
Dividends and interest payable on securities sold short	1,328,440	10,455	—	34,656
Other accrued expenses and liabilities	991,157	55,816	87,383	83,396
Total Liabilities	979,267,391	9,272,341	1,630,398	40,325,786
Net Assets	$1,597,465,029	$28,333,451	$108,030,604	$124,555,721

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,808,933,407	$27,710,295	$109,545,727	$121,724,754
Undistributed (accumulated) net investment income (loss)	353,614	(441,724)	(1,801,915)	(3,934,932)
Undistributed (accumulated) net realized gain (loss)	(141,902,173)	(202,470)	2,697,261	4,143,030
Net unrealized appreciation (depreciation)	(69,919,819)	1,267,350	(2,410,469)	2,622,869
Net Assets	$1,597,465,029	$28,333,451	$108,030,604	$124,555,721

NET ASSETS:
Class I	$1,278,279,254	$16,263,606	$28,015,385	$105,298,042
Class N	318,273,019	8,715,296	79,912,962	17,863,706
Class R6	912,756	3,354,549	102,257	1,393,973
SHARES OUTSTANDING:
Class I	126,135,917	1,556,297	2,824,825	9,278,903
Class N	31,550,091	834,924	8,079,602	1,579,427
Class R6	90,098	320,778	10,307	122,737
NET ASSET VALUE:
Class I	$10.13	$10.45	$9.92	$11.35
Class N	$10.09	$10.44	$9.89	$11.31
Class R6	$10.13	$10.46	$9.92	$11.36

‡ Foreign currency at cost	$2,350,944	$66,626	$21,639	$299,611

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Assets and Liabilities	June 30, 2015 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK- BALANCED COMMODITIES STRATEGY FUND**
ASSETS:
Investments in securities, at cost	$8,101,257,955	$236,657,293	$1,766,224,035	$77,087,685

Investments in securities, at value	$8,102,206,883	$236,674,190	$1,821,736,950	$77,094,740
Cash	370,584	17,535	1,068,308	—
Foreign currency, at value‡	752,066	49,224	18,804,349	—
Due from brokers	193,326,021	4,653,245	414,171,204	54
OTC swaps, at value	—	—	57,837,192	476,135
Deposits with brokers for futures contracts	201,911,598	17,976,348	82,294,766	2,408,259
Variation margin on derivative instruments	9,583,237	435,737	2,172,211	172,466
Receivables:
Securities sold	6,157,365	281,888	13,617,537	—
Foreign tax reclaim	—	—	1,728,357	—
Dividends and interest	6,906	—	3,136,937	269
Capital shares sold	26,735,925	359,990	6,842,298	4,505,308
Prepaid expenses	335,475	45,908	104,830	37,098
Total Assets	8,541,386,060	260,494,065	2,423,514,939	84,694,329
LIABILITIES:
Securities sold short, at value (proceeds $—, $—, $443,226,481 and $—, respectively)	—	—	465,768,443	—
Due to brokers	7,381,846	332,435	2,691,638	238,319
Unrealized depreciation on forward foreign currency exchange contracts	40,331,364	1,870,902	352,586	—
OTC swaps, at value	100,188,375	4,868,658	7,855,826	902,268
Deposits from brokers for futures contracts	2,254,910	139,208	298,301	—
Variation margin on derivative instruments	16,872,600	677,223	2,617,137	24,288
Payables:
Securities purchased	6,157,883	281,912	31,222,973	—
Accrued investment advisory fees	7,314,467	299,579	2,823,705	20,202
Accrued distribution fees—Class N	301,220	3,594	17,649	638
Accrued Trustee fees	1,806	72	97	—
Capital shares redeemed	7,918,359	495,747	1,053,119	14,114
Dividends and interest payable on securities sold short	—	—	475,456	—
Other accrued expenses and liabilities	3,725,228	153,620	821,746	116,354
Total Liabilities	192,448,058	9,122,950	515,998,676	1,316,183
Net Assets	$8,348,938,002	$251,371,115	$1,907,516,263	$83,378,146

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$8,547,326,291	$251,944,430	$1,962,685,212	$98,811,262
Undistributed (accumulated) net investment income (loss)	(401,853,005)	(14,961,730)	(130,820,500)	(3,316,250)
Undistributed (accumulated) net realized gain (loss)	375,562,506	22,597,224	4,063,186	(10,900,178)
Net unrealized appreciation (depreciation)	(172,097,790)	(8,208,809)	71,588,365	(1,216,688)
Net Assets	$8,348,938,002	$251,371,115	$1,907,516,263	$83,378,146

NET ASSETS:
Class I	$6,849,936,237	$121,146,109	$1,768,572,317	$64,240,377
Class N	1,435,525,746	16,455,911	83,700,353	3,154,591
Class R6	63,476,019	113,769,095	55,243,593	15,983,178
SHARES OUTSTANDING:
Class I	647,058,822	10,869,156	180,755,394	10,068,127
Class N	136,878,792	1,481,134	8,581,129	498,110
Class R6	5,997,027	10,206,160	5,645,090	2,501,479
NET ASSET VALUE:
Class I	$10.59	$11.15	$9.78	$6.38
Class N	$10.49	$11.11	$9.75	$6.33
Class R6	$10.58	$11.15	$9.79	$6.39

‡ Foreign currency at cost	$704,335	$48,640	$18,087,712	$—

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Assets and Liabilities	June 30, 2015 (Unaudited)

	AQR RISK PARITY FUND**	AQR RISK PARITY II HV FUND**	AQR RISK PARITY II MV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**
ASSETS:
Investments in securities, at cost	$611,714,592	$73,777,204	$97,958,046	$1,164,490,928

Investments in securities, at value	$603,373,149	$72,692,147	$96,465,085	$1,175,751,829
Cash	—	2,106	13,127	534,801
Foreign currency, at value‡	1,791,300	115,689	110,215	2,043,402
Due from brokers	21,762,310	544,836	466,354	958,619
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	174,551
OTC swaps, at value	250,337	9,331	36,594	5,886,176
Deposits with brokers for futures contracts	23,119,644	4,113,451	4,206,974	82,573,339
Variation margin on derivative instruments	4,336,042	397,171	364,742	2,060,399
Receivables:
Securities sold	312,550	41,743	55,492	2,264,286
Foreign tax reclaim	—	—	—	519,475
Dividends and interest	668,952	93,075	102,174	243,670
Capital shares sold	477,562	46,460	59,295	5,492,161
Prepaid expenses	45,242	29,596	29,223	54,370
Total Assets	656,137,088	78,085,605	101,909,275	1,278,557,078
LIABILITIES:
Securities sold short, at value (proceeds $—, $—, $— and $342,663,271, respectively)	—	—	—	346,984,965
Due to custodian	127,665	—	—	—
Reverse repurchase agreements, at value	—	13,801,951	—	—
Due to brokers	921,713	123,317	137,123	3,146,654
Unrealized depreciation on forward foreign currency exchange contracts	991,884	111,441	111,632	—
OTC swaps, at value	2,619,874	142,026	173,277	1,678,870
Deposits from brokers for futures contracts	199,743	59,529	79,812	—
Variation margin on derivative instruments	113,021	47,190	52,118	3,194,008
Payables:
Securities purchased	312,553	41,742	55,490	2,264,397
Accrued investment advisory fees	399,757	35,808	46,560	1,006,051
Accrued distribution fees—Class N	7,552	2,091	1,673	7,446
Accrued Trustee fees	15	—	—	277
Capital shares redeemed	1,622,944	38,464	—	722,047
Dividends and interest payable on securities sold short	—	—	—	341,051
Interest payable for reverse repurchase agreements	—	1,702	—	—
Other accrued expenses and liabilities	283,912	101,133	105,715	272,016
Total Liabilities	7,600,633	14,506,394	763,400	359,617,782
Net Assets	$648,536,455	$63,579,211	$101,145,875	$918,939,296

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$645,356,916	$63,052,065	$100,078,949	$942,774,192
Undistributed (accumulated) net investment income (loss)	(1,237,161)	359,723	523,554	(31,476,217)
Undistributed (accumulated) net realized gain (loss)	24,468,947	2,762,505	3,526,394	3,276,068
Net unrealized appreciation (depreciation)	(20,052,247)	(2,595,082)	(2,983,022)	4,365,253
Net Assets	$648,536,455	$63,579,211	$101,145,875	$918,939,296

NET ASSETS:
Class I	$608,852,537	$50,745,840	$92,865,940	$713,080,236
Class N	36,498,386	10,002,810	8,182,053	36,786,740
Class R6	3,185,532	2,830,561	97,882	169,072,320
SHARES OUTSTANDING:
Class I	59,183,881	5,213,879	9,263,363	73,385,911
Class N	3,550,885	1,028,158	819,789	3,787,640
Class R6	309,668	290,827	9,763	17,382,620
NET ASSET VALUE:
Class I	$10.29	$9.73	$10.03	$9.72
Class N	$10.28	$9.73	$9.98	$9.71
Class R6	$10.29	$9.73	$10.03	$9.73

‡ Foreign currency at cost	$1,570,827	$116,159	$110,619	$1,994,945

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Assets and Liabilities	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND**
ASSETS:
Investments in securities, at cost	$47,316,960

Investments in securities, at value	$47,912,580
Cash	39,671
Foreign currency, at value‡	124,630
Due from brokers	1,125,836
Unrealized appreciation on forward foreign currency exchange contracts	8,240
OTC swaps, at value	760,082
Deposits with brokers for futures contracts	2,067,940
Variation margin on derivative instruments	58,990
Receivables:
Securities sold	38,962
Foreign tax reclaim	5,873
Dividends and interest	6,478
Capital shares sold	15,000
Prepaid expenses	38,826
Total Assets	52,203,108
LIABILITIES:
Securities sold short, at value (proceeds $8,111,988)	8,267,438
Due to brokers	89,737
OTC swaps, at value	15,653
Variation margin on derivative instruments	91,107
Payables:
Securities purchased	38,964
Accrued investment advisory fees	889
Accrued distribution fees—Class N	2,076
Dividends and interest payable on securities sold short	6,814
Other accrued expenses and liabilities	70,865
Total Liabilities	8,583,543
Net Assets	$43,619,565

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$44,210,114
Undistributed (accumulated) net investment income (loss)	(966,597)
Undistributed (accumulated) net realized gain (loss)	(624,289)
Net unrealized appreciation (depreciation)	1,000,337
Net Assets	$43,619,565

NET ASSETS:
Class I	$13,016,003
Class N	10,184,995
Class R6	20,418,567
SHARES OUTSTANDING:
Class I	1,286,501
Class N	1,008,533
Class R6	2,017,053
NET ASSET VALUE:
Class I	$10.12
Class N	$10.10
Class R6	$10.12

‡ Foreign currency at cost	$122,951

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Operations	June 30, 2015 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND**	AQR LONG-SHORT EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2015
INVESTMENT INCOME:
Dividend income†	$11,430,552	$158,226	$—	$451,272
Interest income	18,748,925	547	3,768	3,526
Total Income	30,179,477	158,773	3,768	454,798

EXPENSES:
Investment advisory fees	9,219,153	104,525	361,553	462,959
Custody fees	81,089	1,986	8,309	3,707
Administration & accounting fees	264,738	3,282	8,383	14,908
Legal fees	78,548	9,647	6,966	2,071
Audit & tax fees	121,109	28,056	36,882	24,050
Shareholder reporting fees	135,707	1,343	2,591	4,451
Transfer agent fees	965,343	10,135	11,554	26,314
Trustee fees	46,988	319	1,102	1,560
Offering costs	—	16,567	23,348	—
Distribution fees—Class N	530,255	6,722	29,334	17,368
Dividends and interest on securities sold short	10,118,629	139,093	—	325,920
Registration fees	161,048	30,007	27,155	24,789
Pricing fee	131,353	10,661	14,014	15,474
Other expenses	95,135	1,959	3,451	4,085
Total Expenses	21,949,095	364,302	534,642	927,656

Less fee waivers and/or reimbursements	(179,079)	(96,520)	(85,570)	(36,755)
Net Expenses	21,770,016	267,782	449,072	890,901
Net Investment Income (Loss)	8,409,461	(109,009)	(445,304)	(436,103)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	13,497,339	50,319	5,934	133,213
Foreign currency and foreign currency transactions	(228,396)	(7,949)	39,050	(30,617)
Forward foreign currency exchange contracts	11,912,111	45,242	593,737	(571,265)
Futures contracts	(13,113,850)	(35,607)	1,276,602	2,477,787
Securities sold short	(58,208,661)	(30,737)	—	(259,555)
Swap contracts	1,642,670	(228,855)	222,106	2,950,811
Written options	435,375	—	—	—
Net realized gain (loss)	(44,063,412)	(207,587)	2,137,429	4,700,374

Net change in unrealized appreciation (depreciation) on:
Investments in securities	6,405,077	(9,827)	10,883	615,264
Foreign currency and foreign currency translations	281,840	(2,568)	(24,375)	16,295
Forward foreign currency exchange contracts	(6,410,907)	(6,608)	(285,449)	396,318
Futures contracts	12,955,335	(27,921)	(1,827,336)	(1,989,805)
Securities sold short	27,778,385	61,397	—	(252,226)
Swap contracts	(6,752,467)	916,015	(1,076,172)	(349,717)
Written options	712,434	—	—	—
Net change in unrealized appreciation (depreciation)	34,969,697	930,488	(3,202,449)	(1,563,871)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(9,093,715)	722,901	(1,065,020)	3,136,503
Net increase (decrease) in net assets resulting from operations	$(684,254)	$613,892	$(1,510,324)	$2,700,400

† Net of foreign taxes withheld of	$48,069	$22,434	$—	$76,333

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Operations	June 30, 2015 (Unaudited)

	AQR MANAGED FUTURES STRATEGY FUND**	AQR MANAGED FUTURES STRATEGY HV FUND**	AQR MULTI- STRATEGY ALTERNATIVE FUND**	AQR RISK- BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2015
INVESTMENT INCOME:
Dividend income†	$32,988	$2	$3,705,141	$1,165
Interest income	2,473,589	36,129	4,653,274	3,179
Total Income	2,506,577	36,131	8,358,415	4,344

EXPENSES:
Investment advisory fees	41,758,767	1,756,293	15,734,932	279,439
Custody fees	433,727	8,731	119,967	6,380
Administration & accounting fees	1,539,422	46,667	337,785	13,405
Legal fees	113,199	3,602	34,117	1,439
Audit & tax fees	61,322	59,455	112,583	59,987
Shareholder reporting fees	550,484	16,367	115,377	4,610
Transfer agent fees	3,741,018	69,892	614,965	35,628
Trustee fees	175,532	5,201	38,657	1,473
Distribution fees—Class N	1,763,856	19,420	109,033	4,417
Dividends and interest on securities sold short	—	—	3,763,871	—
Recoupment of waiver	15,571	—	81,767	—
Registration fees	185,708	25,253	63,161	42,536
Pricing fee	—	—	13,008	—
Other expenses	235,809	8,603	50,679	3,851
Total Expenses	50,574,415	2,019,484	21,189,902	453,165

Less fee waivers and/or reimbursements	—	(26,151)	(14,841)	(106,813)
Net Expenses	50,574,415	1,993,333	21,175,061	346,352
Net Investment Income (Loss)	(48,067,838)	(1,957,202)	(12,816,646)	(342,008)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	37,436	1,153	56,650,020	(376)
Foreign currency and foreign currency transactions	(1,246,473)	(26,426)	(3,753,890)	—
Forward foreign currency exchange contracts	69,455,380	1,935,088	(16,201,326)	—
Futures contracts	363,292,585	14,635,277	(2,451,974)	(2,455,072)
Securities sold short	—	—	(49,323,627)	—
Swap contracts	(38,941,979)	300,504	46,880,450	(8,432,100)
Written options	—	—	103,616	—
Net realized gain (loss)	392,596,949	16,845,596	31,903,269	(10,887,548)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	654,499	13,533	(30,723,137)	7,053
Foreign currency and foreign currency translations	727,463	29,619	(140,611)	—
Forward foreign currency exchange contracts	(106,898,915)	(4,610,478)	(5,424,810)	—
Futures contracts	(242,279,184)	(9,533,125)	(2,543,571)	(75,439)
Securities sold short	—	—	46,883,668	—
Swap contracts	(106,095,048)	(6,985,603)	(29,295,195)	4,935,410
Written options	—	—	135,144	—
Net change in unrealized appreciation (depreciation)	(453,891,185)	(21,086,054)	(21,108,512)	4,867,024
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(61,294,236)	(4,240,458)	10,794,757	(6,020,524)
Net increase (decrease) in net assets resulting from operations	$(109,362,074)	$(6,197,660)	$(2,021,889)	$(6,362,532)

† Net of foreign taxes withheld of	$—	$—	$168,135	$—

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Operations	June 30, 2015 (Unaudited)

	AQR RISK PARITY FUND**	AQR RISK PARITY II HV FUND**	AQR RISK PARITY II MV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2015	FOR THE SIX MONTHS ENDED JUNE 30, 2015
INVESTMENT INCOME:
Dividend income†	$6,287	$94	$287	$4,919,890
Interest income	297,024	59,018	11,465	15,639
Total Income	303,311	59,112	11,752	4,935,529

EXPENSES:
Investment advisory fees	2,446,635	294,709	395,655	4,726,222
Custody fees	32,513	10,287	7,959	9,348
Administration & accounting fees	128,417	11,880	20,879	128,258
Legal fees	15,565	1,647	2,924	19,954
Audit & tax fees	76,108	59,987	59,987	52,864
Shareholder reporting fees	44,455	4,097	7,171	42,692
Transfer agent fees	204,560	18,868	46,513	87,906
Trustee fees	15,317	1,342	2,437	14,086
Distribution fees—Class N	46,652	12,178	10,304	40,878
Dividends and interest on securities sold short and reverse repurchase agreements	—	8,987	—	4,083,740
Recoupment of waiver	—	—	—	74,349
Registration fees	68,881	23,912	33,602	42,509
Pricing fee	759	4	4	16,121
Other expenses	23,905	3,068	5,172	15,100
Total Expenses	3,103,767	450,966	592,607	9,354,027

Less fee waivers and/or reimbursements	(516)	(73,435)	(80,049)	(35,651)
Net Expenses	3,103,251	377,531	512,558	9,318,376
Net Investment Income (Loss)	(2,799,940)	(318,419)	(500,806)	(4,382,847)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(107,822)	9,876	(146,549)	230,678
Foreign currency and foreign currency transactions	(483,386)	(16,551)	(9,514)	(9,734)
Forward foreign currency exchange contracts	2,576,781	737,948	1,054,882	(19,164,630)
Futures contracts	13,686,701	2,096,375	3,253,780	22,355,086
Securities sold short	—	—	—	(6,009,972)
Swap contracts	5,512,129	(593,581)	(1,315,468)	12,590,881
Net realized gain (loss)	21,184,403	2,234,067	2,837,131	9,992,309

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(1,763,001)	(227,516)	(130,481)	20,246,283
Foreign currency and foreign currency translations	1,089,891	2,451	20,179	30,970
Forward foreign currency exchange contracts	891,662	(249,205)	(315,425)	(2,288,203)
Futures contracts	(9,255,735)	(1,968,882)	(2,423,742)	(3,917,337)
Securities sold short	—	—	—	(12,651,239)
Swap contracts	(470,206)	1,434,793	2,280,414	(12,173,604)
Net change in unrealized appreciation (depreciation)	(9,507,389)	(1,008,359)	(569,055)	(10,753,130)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	11,677,014	1,225,708	2,268,076	(760,821)
Net increase (decrease) in net assets resulting from operations	$8,877,074	$907,289	$1,767,270	$(5,143,668)

† Net of foreign taxes withheld of	$—	$—	$—	$693,476

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Operations	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND**
FOR THE SIX MONTHS ENDED JUNE 30, 2015
INVESTMENT INCOME:
Dividend income†	$146,234
Interest income	1,158
Total Income	147,392

EXPENSES:
Investment advisory fees	149,176
Custody fees	534
Administration & accounting fees	8,781
Legal fees	10,688
Audit & tax fees	57,287
Shareholder reporting fees	3,789
Transfer agent fees	15,471
Trustee fees	999
Offering costs	20,512
Distribution fees—Class N	12,130
Dividends and interest on securities sold short	121,335
Registration fees	31,057
Pricing fee	11,040
Other expenses	5,119
Total Expenses	447,918

Less fee waivers and/or reimbursements	(129,395)
Net Expenses	318,523
Net Investment Income (Loss)	(171,131)

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	111,678
Foreign currency and foreign currency transactions	1,078
Forward foreign currency exchange contracts	(1,101,495)
Futures contracts	602,595
Securities sold short	(398,218)
Swap contracts	(388,326)
Net realized gain (loss)	(1,172,688)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	1,077,462
Foreign currency and foreign currency translations	2,983
Forward foreign currency exchange contracts	(87,953)
Futures contracts	(67,550)
Securities sold short	(649,531)
Swap contracts	398,351
Net change in unrealized appreciation (depreciation)	673,762
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(498,926)
Net increase (decrease) in net assets resulting from operations	$(670,057)

† Net of foreign taxes withheld of	$22,347

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR DIVERSIFIED ARBITRAGE FUND		AQR EQUITY MARKET NEUTRAL FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE PERIOD 10/07/14*- 12/31/14
OPERATIONS:
Net investment income (loss)	$8,409,461	$55,467,850	$(109,009)	$(13,080)
Net realized gain (loss)	(44,063,412)	(75,174,297)	(207,587)	(14,861)
Net change in unrealized appreciation (depreciation)	34,969,697	(126,353,990)	930,488	336,862
Net increase (decrease) in net assets resulting from operations	(684,254)	(146,060,437)	613,892	308,921

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(30,805,978)	—	(84,782)
Class N	—	(11,376,648)	—	(66,536)
Class R6	—	(1,920)	—	(176,241)
Total	—	(42,184,546)	—	(327,559)
Return of capital:
Class I	—	—	—	(708)
Class N	—	—	—	(613)
Class R6	—	—	—	(1,779)
Total	—	—	—	(3,100)
Total distributions	—	(42,184,546)	—	(330,659)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	258,382,143	761,610,218	18,752,588	1,787,490
Reinvestment of distributions	—	23,069,874	—	85,490
Cost of shares redeemed	(527,065,388)	(978,469,368)	(4,192,123)	(412,526)
Net increase (decrease) from capital transactions	(268,683,245)	(193,789,276)	14,560,465	1,460,454
CLASS N
Proceeds from shares sold	41,808,650	197,396,546	8,463,379	1,175,276
Reinvestment of distributions	—	10,346,737	—	67,149
Cost of shares redeemed	(401,104,467)	(313,338,405)	(1,192,916)	(530)
Net increase (decrease) from capital transactions	(359,295,817)	(105,595,122)	7,270,463	1,241,895
CLASS R6
Proceeds from shares sold	878,692	100,000 (a)	—	3,030,000
Reinvestment of distributions	—	1,920	—	178,020
Cost of shares redeemed	(58,237)	—	—	—
Net increase (decrease) from capital transactions	820,455	101,920	—	3,208,020
Net increase (decrease) in net assets resulting from capital transactions	(627,158,607)	(299,282,478)	21,830,928	5,910,369
Total increase (decrease) in net assets	(627,842,861)	(487,527,461)	22,444,820	5,888,631

NET ASSETS:
Beginning of period	2,225,307,890	2,712,835,351	5,888,631	—
End of period	$1,597,465,029	$2,225,307,890	$28,333,451	$5,888,631

Undistributed accumulated net investment income (loss)	$353,614	$(8,055,847)	$(441,724)	$(332,715)

The accompanying notes are an integral part of these financial statements.	(continued on p. 279)

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR DIVERSIFIED ARBITRAGE FUND		AQR EQUITY MARKET NEUTRAL FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE PERIOD 10/07/14*- 12/31/14
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	152,568,773	172,057,279	144,471	—
Shares sold	25,487,844	69,963,023	1,825,673	177,332
Shares issued on reinvestment of distributions	—	2,279,632	—	8,506
Shares redeemed	(51,920,700)	(91,731,161)	(413,847)	(41,367)
Shares outstanding, end of period	126,135,917	152,568,773	1,556,297	144,471
CLASS N
Shares outstanding, beginning of period	67,172,038	76,969,086	123,239	—
Shares sold	4,138,725	18,245,229	826,733	116,610
Shares issued on reinvestment of distributions	—	1,025,444	—	6,682
Shares redeemed	(39,760,672)	(29,067,721)	(115,048)	(53)
Shares outstanding, end of period	31,550,091	67,172,038	834,924	123,239
CLASS R6
Shares outstanding, beginning of period	9,281	— (a)	320,778	—
Shares sold	86,554	9,091	—	303,065
Shares issued on reinvestment of distributions	—	190	—	17,713
Shares redeemed	(5,737)	—	—	—
Shares outstanding, end of period	90,098	9,281	320,778	320,778

*	Commencement of operations.
(a)	Commencement of offering class of shares effective September 2, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR GLOBAL MACRO FUND**		AQR LONG-SHORT EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE PERIOD 4/08/14*- 12/31/14	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014
OPERATIONS:
Net investment income (loss)	$(445,304)	$(328,106)	$(436,103)	$(258,798)
Net realized gain (loss)	2,137,429	(295,608)	4,700,374	(18,912)
Net change in unrealized appreciation (depreciation)	(3,202,449)	791,980	(1,563,871)	3,842,313
Net increase (decrease) in net assets resulting from operations	(1,510,324)	168,266	2,700,400	3,564,603

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	(2,729,179)
Class N	—	—	—	(654,639)
Class R6	—	—	—	(27,208)
Total	—	—	—	(3,411,026)
Net realized gain:
Class I	—	(63,628)	—	(354,882)
Class N	—	(1,903)	—	(84,612)
Class R6	—	(187)	—	(3,512)
Total	—	(65,718)	—	(443,006)
Return of capital:
Class I	—	—	—	(117,680)
Class N	—	—	—	(18,740)
Class R6	—	—	—	(1,022)
Total	—	—	—	(137,442)
Total distributions	—	(65,718)	—	(3,991,474)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	4,378,206	48,818,406	67,100,478	43,091,168
Reinvestment of distributions	—	62,389	—	3,161,208
Cost of shares redeemed	(11,909,291)	(13,522,273)	(7,641,654)	(7,568,381)
Net increase (decrease) from capital transactions	(7,531,085)	35,358,522	59,458,824	38,683,995
CLASS N
Proceeds from shares sold	83,420,848	1,083,274	10,822,164	11,177,580
Reinvestment of distributions	—	1,903	—	749,097
Cost of shares redeemed	(2,967,404)	(27,865)	(4,148,667)	(2,007,478)
Net increase (decrease) from capital transactions	80,453,444	1,057,312	6,673,497	9,919,199
CLASS R6
Proceeds from shares sold	—	100,000 (a)	1,075,481	417,885 (a)
Reinvestment of distributions	—	187	—	31,742
Cost of shares redeemed	—	—	(134,628)	—
Net increase (decrease) from capital transactions	—	100,187	940,853	449,627
Net increase (decrease) in net assets resulting from capital transactions	72,922,359	36,516,021	67,073,174	49,052,821
Total increase (decrease) in net assets	71,412,035	36,618,569	69,773,574	48,625,950

NET ASSETS:
Beginning of period	36,618,569	—	54,782,147	6,156,197
End of period	$108,030,604	$36,618,569	$124,555,721	$54,782,147

Undistributed accumulated net investment income (loss)	$(1,801,915)	$(1,356,611)	$(3,934,932)	$(3,498,829)

The accompanying notes are an integral part of these financial statements.	(continued on p. 281)

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR GLOBAL MACRO FUND**		AQR LONG-SHORT EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE PERIOD 4/08/14*- 12/31/14	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	3,569,196	—	4,018,314	513,771
Shares sold	435,261	4,933,146	5,942,264	3,887,179
Shares issued on reinvestment of distributions	—	6,308	—	288,168
Shares redeemed	(1,179,632)	(1,370,258)	(681,675)	(670,804)
Shares outstanding, end of period	2,824,825	3,569,196	9,278,903	4,018,314
CLASS N
Shares outstanding, beginning of period	105,875	—	985,542	89,144
Shares sold	8,269,109	108,567	965,225	1,003,577
Shares issued on reinvestment of distributions	—	193	—	68,411
Shares redeemed	(295,382)	(2,885)	(371,340)	(175,590)
Shares outstanding, end of period	8,079,602	105,875	1,579,427	985,542
CLASS R6
Shares outstanding, beginning of period	10,307	— (a)	39,315	— (a)
Shares sold	—	10,288	95,259	36,421
Shares issued on reinvestment of distributions	—	19	—	2,894
Shares redeemed	—	—	(11,837)	—
Shares outstanding, end of period	10,307	10,307	122,737	39,315

*	Commencement of operations.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
(a)	Commencement of offering class of shares effective September 2, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR MANAGED FUTURES STRATEGY FUND**		AQR MANAGED FUTURES STRATEGY HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014
OPERATIONS:
Net investment income (loss)	$(48,067,838)	$(78,263,966)	$(1,957,202)	$(2,137,166)
Net realized gain (loss)	392,596,949	682,159,727	16,845,596	27,982,546
Net change in unrealized appreciation (depreciation)	(453,891,185)	25,849,767	(21,086,054)	10,799,494
Net increase (decrease) in net assets resulting from operations	(109,362,074)	629,745,528	(6,197,660)	36,644,874

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(220,437,134)	—	(13,390,213)
Class N	—	(46,941,973)	—	(636,578)
Class R6	—	(4,374)	—	(8,393)
Total	—	(267,383,481)	—	(14,035,184)
Net realized gain:
Class I	—	(263,407,986)	—	(4,057,424)
Class N	—	(60,693,546)	—	(198,548)
Class R6	—	(5,125)	—	(2,529)
Total	—	(324,106,657)	—	(4,258,501)
Total distributions	—	(591,490,138)	—	(18,293,685)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	2,130,126,079	2,628,023,103	69,924,711	186,205,825
Reinvestment of distributions	—	376,407,901	—	12,480,048
Cost of shares redeemed	(822,408,138)	(1,916,986,986)	(93,179,170)	(106,972,499)
Net increase (decrease) from capital transactions	1,307,717,941	1,087,444,018	(23,254,459)	91,713,374
CLASS N
Proceeds from shares sold	332,577,590	501,774,445	13,046,682	9,131,352
Reinvestment of distributions	—	106,513,303	—	835,126
Cost of shares redeemed	(194,864,542)	(703,673,411)	(5,311,684)	(2,754,447)
Net increase (decrease) from capital transactions	137,713,048	(95,385,663)	7,734,998	7,212,031
CLASS R6
Proceeds from shares sold	69,995,457	100,000 (a)	72,191,100	45,055,679 (a)
Reinvestment of distributions	—	9,499	—	10,922
Cost of shares redeemed	(1,815,923)	—	(167,464)	—
Net increase (decrease) from capital transactions	68,179,534	109,499	72,023,636	45,066,601
Net increase (decrease) in net assets resulting from capital transactions	1,513,610,523	992,167,854	56,504,175	143,992,006
Total increase (decrease) in net assets	1,404,248,449	1,030,423,244	50,306,515	162,343,195

NET ASSETS:
Beginning of period	6,944,689,553	5,914,266,309	201,064,600	38,721,405
End of period	$8,348,938,002	$6,944,689,553	$251,371,115	$201,064,600

Undistributed accumulated net investment income (loss)	$(401,853,005)	$(353,785,167)	$(14,961,730)	$(13,004,528)

The accompanying notes are an integral part of these financial statements.	(continued on p. 283)

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR MANAGED FUTURES STRATEGY FUND**		AQR MANAGED FUTURES STRATEGY HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	530,096,760	425,328,151	13,022,456	3,432,251
Shares sold	190,865,113	256,868,757	5,759,160	18,621,473
Shares issued on reinvestment of distributions	—	36,088,959	—	1,142,862
Shares redeemed	(73,903,051)	(188,189,107)	(7,912,460)	(10,174,130)
Shares outstanding, end of period	647,058,822	530,096,760	10,869,156	13,022,456
CLASS N
Shares outstanding, beginning of period	124,354,461	133,922,115	835,483	152,311
Shares sold	30,115,911	49,711,170	1,088,167	867,382
Shares issued on reinvestment of distributions	—	10,291,143	—	76,617
Shares redeemed	(17,591,580)	(69,569,967)	(442,516)	(260,827)
Shares outstanding, end of period	136,878,792	124,354,461	1,481,134	835,483
CLASS R6
Shares outstanding, beginning of period	10,639	— (a)	4,047,305	— (a)
Shares sold	6,148,418	9,728	6,173,113	4,046,305
Shares issued on reinvestment of distributions	—	911	—	1,000
Shares redeemed	(162,030)	—	(14,258)	—
Shares outstanding, end of period	5,997,027	10,639	10,206,160	4,047,305

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
(a)	Commencement of offering class of shares effective September 2, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR MULTI-STRATEGY ALTERNATIVE FUND**		AQR RISK-BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014
OPERATIONS:
Net investment income (loss)	$(12,816,646)	$(22,634,499)	$(342,008)	$(546,638)
Net realized gain (loss)	31,903,269	152,291,322	(10,887,548)	(8,047,811)
Net change in unrealized appreciation (depreciation)	(21,108,512)	(21,553,831)	4,867,024	(5,345,941)
Net increase (decrease) in net assets resulting from operations	(2,021,889)	108,102,992	(6,362,532)	(13,940,390)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(103,622,431)	—	—
Class N	—	(5,415,268)	—	—
Class R6	—	(7,433)	—	—
Total	—	(109,045,132)	—	—
Total distributions	—	(109,045,132)	—	—

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	507,579,073	590,215,635	33,434,572	69,600,700
Reinvestment of distributions	—	88,204,896	—	—
Cost of shares redeemed	(180,826,656)	(687,354,210)	(11,036,439)	(40,288,267)
Net increase (decrease) from capital transactions	326,752,417	(8,933,679)	22,398,133	29,312,433
CLASS N
Proceeds from shares sold	19,159,580	47,448,202	1,254,857	12,707,985
Reinvestment of distributions	—	5,370,558	—	—
Cost of shares redeemed	(20,032,522)	(43,303,801)	(2,533,254)	(9,284,044)
Net increase (decrease) from capital transactions	(872,942)	9,514,959	(1,278,397)	3,423,941
CLASS R6
Proceeds from shares sold	21,396,299	35,242,596 (a)	2,586,228	15,656,186 (a)
Reinvestment of distributions	—	7,433	—	—
Cost of shares redeemed	(1,244,757)	—	(654,046)	—
Net increase (decrease) from capital transactions	20,151,542	35,250,029	1,932,182	15,656,186
Net increase (decrease) in net assets resulting from capital transactions	346,031,017	35,831,309	23,051,918	48,392,560
Total increase (decrease) in net assets	344,009,128	34,889,169	16,689,386	34,452,170

NET ASSETS:
Beginning of period	1,563,507,135	1,528,617,966	66,688,760	32,236,590
End of period	$1,907,516,263	$1,563,507,135	$83,378,146	$66,688,760

Undistributed accumulated net investment income (loss)	$(130,820,500)	$(118,003,854)	$(3,316,250)	$(2,974,242)

The accompanying notes are an integral part of these financial statements.	(continued on p. 285)

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR MULTI-STRATEGY ALTERNATIVE FUND**		AQR RISK-BALANCED COMMODITIES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	147,968,675	148,651,004	6,649,535	3,422,135
Shares sold	51,027,159	60,196,339	5,088,156	8,654,189
Shares issued on reinvestment of distributions	—	9,130,942	—	—
Shares redeemed	(18,240,440)	(70,009,610)	(1,669,564)	(5,426,789)
Shares outstanding, end of period	180,755,394	147,968,675	10,068,127	6,649,535
CLASS N
Shares outstanding, beginning of period	8,674,153	7,646,878	686,315	467,151
Shares sold	1,930,676	4,877,478	192,244	1,401,956
Shares issued on reinvestment of distributions	—	557,112	—	—
Shares redeemed	(2,023,700)	(4,407,315)	(380,449)	(1,182,792)
Shares outstanding, end of period	8,581,129	8,674,153	498,110	686,315
CLASS R6
Shares outstanding, beginning of period	3,611,564	— (a)	2,214,833	— (a)
Shares sold	2,159,032	3,610,795	388,515	2,214,833
Shares issued on reinvestment of distributions	—	769	—	—
Shares redeemed	(125,506)	—	(101,869)	—
Shares outstanding, end of period	5,645,090	3,611,564	2,501,479	2,214,833

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
(a)	Commencement of offering class of shares effective September 2, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR RISK PARITY FUND**		AQR RISK PARITY II HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014
OPERATIONS:
Net investment income (loss)	$(2,799,940)	$(2,906,307)	$(318,419)	$(130,646)
Net realized gain (loss)	21,184,403	86,083,279	2,234,067	5,493,583
Net change in unrealized appreciation (depreciation)	(9,507,389)	(23,418,545)	(1,008,359)	(1,961,715)
Net increase (decrease) in net assets resulting from operations	8,877,074	59,758,427	907,289	3,401,222

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(15,918,499)	—	(210,221)
Class N	—	(829,910)	—	(9,382)
Class R6	—	(2,479)	—	(567)
Total	—	(16,750,888)	—	(220,170)
Net realized gain:
Class I	—	(60,212,532)	—	(4,493,162)
Class N	—	(3,765,221)	—	(889,329)
Class R6	—	(9,157)	—	(10,388)
Total	—	(63,986,910)	—	(5,392,879)
Total distributions	—	(80,737,798)	—	(5,613,049)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	97,551,375	152,916,166	22,127,813	36,625,458
Reinvestment of distributions	—	73,481,484	—	4,581,805
Cost of shares redeemed	(81,129,996)	(476,525,839)	(14,596,199)	(14,267,310)
Net increase (decrease) from capital transactions	16,421,379	(250,128,189)	7,531,614	26,939,953
CLASS N
Proceeds from shares sold	3,520,176	11,002,195	3,910,500	2,602,504
Reinvestment of distributions	—	4,401,999	—	898,711
Cost of shares redeemed	(3,722,227)	(58,203,755)	(1,808,362)	(4,362,269)
Net increase (decrease) from capital transactions	(202,051)	(42,799,561)	2,102,138	(861,054)
CLASS R6
Proceeds from shares sold	3,439,017	100,000 (a)	3,081,553	100,000 (a)
Reinvestment of distributions	—	11,636	—	10,955
Cost of shares redeemed	(253,770)	—	(250,448)	—
Net increase (decrease) from capital transactions	3,185,247	111,636	2,831,105	110,955
Net increase (decrease) in net assets resulting from capital transactions	19,404,575	(292,816,114)	12,464,857	26,189,854
Total increase (decrease) in net assets	28,281,649	(313,795,485)	13,372,146	23,978,027

NET ASSETS:
Beginning of period	620,254,806	934,050,291	50,207,065	26,229,038
End of period	$648,536,455	$620,254,806	$63,579,211	$50,207,065

Undistributed accumulated net investment income (loss)	$(1,237,161)	$1,562,779	$359,723	$678,142

The accompanying notes are an integral part of these financial statements.	(continued on p. 287)

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR RISK PARITY FUND**		AQR RISK PARITY II HV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	57,585,796	79,392,512	4,427,252	1,780,470
Shares sold	9,325,667	13,463,455	2,231,430	3,475,987
Shares issued on reinvestment of distributions	—	7,232,430	—	477,769
Shares redeemed	(7,727,582)	(42,502,601)	(1,444,803)	(1,306,974)
Shares outstanding, end of period	59,183,881	57,585,796	5,213,879	4,427,252
CLASS N
Shares outstanding, beginning of period	3,571,499	7,343,876	819,606	877,168
Shares sold	333,855	966,513	388,959	249,127
Shares issued on reinvestment of distributions	—	433,268	—	93,616
Shares redeemed	(354,469)	(5,172,158)	(180,407)	(400,305)
Shares outstanding, end of period	3,550,885	3,571,499	1,028,158	819,606
CLASS R6
Shares outstanding, beginning of period	9,472	— (a)	9,937	— (a)
Shares sold	324,207	8,327	305,982	8,795
Shares issued on reinvestment of distributions	—	1,145	—	1,142
Shares redeemed	(24,011)	—	(25,092)	—
Shares outstanding, end of period	309,668	9,472	290,827	9,937

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
(a)	Commencement of offering class of shares effective September 2, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR RISK PARITY II MV FUND**		AQR STYLE PREMIA ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014
OPERATIONS:
Net investment income (loss)	$(500,806)	$(294,310)	$(4,382,847)	$(4,735,914)
Net realized gain (loss)	2,837,131	6,194,745	9,992,309	49,452,901
Net change in unrealized appreciation (depreciation)	(569,055)	(2,721,264)	(10,753,130)	14,840,794
Net increase (decrease) in net assets resulting from operations	1,767,270	3,179,171	(5,143,668)	59,557,781

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(165,150)	—	(44,246,577)
Class N	—	—	—	(2,622,452)
Class R6	—	(232)	—	(3,291,780)
Total	—	(165,382)	—	(50,160,809)
Net realized gain:
Class I	—	(6,594,470)	—	(14,958,495)
Class N	—	(477,309)	—	(680,314)
Class R6	—	(6,436)	—	(300,202)
Total	—	(7,078,215)	—	(15,939,011)
Total distributions	—	(7,243,597)	—	(66,099,820)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	12,987,303	89,277,763	427,882,130	576,188,151
Reinvestment of distributions	—	5,960,913	—	52,644,301
Cost of shares redeemed	(28,273,234)	(22,497,423)	(97,512,017)	(589,197,151)
Cost of shares redeemed on in kind	—	—	—	(52,771,157)
Net increase (decrease) from capital transactions	(15,285,931)	72,741,253	330,370,113	(13,135,856)
CLASS N
Proceeds from shares sold	1,487,147	6,316,708	15,288,434	19,158,791
Reinvestment of distributions	—	477,309	—	3,302,766
Cost of shares redeemed	(1,187,327)	(8,457,919)	(4,613,115)	(11,013,561)
Net increase (decrease) from capital transactions	299,820	(1,663,902)	10,675,319	11,447,996
CLASS R6
Proceeds from shares sold	—	100,000 (a)	94,133,317	74,748,363 (a)
Reinvestment of distributions	—	6,668	—	3,591,982
Cost of shares redeemed	—	—	(228,663)	(192,537)
Net increase (decrease) from capital transactions	—	106,668	93,904,654	78,147,808
Net increase (decrease) in net assets resulting from capital transactions	(14,986,111)	71,184,019	434,950,086	76,459,948
Total increase (decrease) in net assets	(13,218,841)	67,119,593	429,806,418	69,917,909

NET ASSETS:
Beginning of period	114,364,716	47,245,123	489,132,878	419,214,969
End of period	$101,145,875	$114,364,716	$918,939,296	$489,132,878

Undistributed accumulated net investment income (loss)	$523,554	$1,024,360	$(31,476,217)	$(27,093,370)

The accompanying notes are an integral part of these financial statements.	(continued on p. 289)

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR RISK PARITY II MV FUND**		AQR STYLE PREMIA ALTERNATIVE FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	10,758,104	3,779,116	39,308,249	39,620,574
Shares sold	1,275,828	8,554,703	44,268,059	56,129,013
Shares issued on reinvestment of distributions	—	600,898	—	5,292,887
Shares redeemed	(2,770,569)	(2,176,613)	(10,190,397)	(56,706,868)
Shares redeemed in kind	—	—	—	(5,027,357)
Shares outstanding, end of period	9,263,363	10,758,104	73,385,911	39,308,249
CLASS N
Shares outstanding, beginning of period	790,138	940,172	2,694,354	1,568,834
Shares sold	146,972	606,458	1,571,598	1,868,292
Shares issued on reinvestment of distributions	—	48,262	—	333,070
Shares redeemed	(117,321)	(804,754)	(478,312)	(1,075,842)
Shares outstanding, end of period	819,789	790,138	3,787,640	2,694,354
CLASS R6
Shares outstanding, beginning of period	9,763	— (a)	7,587,508	— (a)
Shares sold	—	9,091	9,818,705	7,239,589
Shares issued on reinvestment of distributions	—	672	—	365,410
Shares redeemed	—	—	(23,593)	(17,491)
Shares outstanding, end of period	9,763	9,763	17,382,620	7,587,508

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
(a)	Commencement of offering class of shares effective September 2, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE PERIOD 9/17/14*- 12/31/14
OPERATIONS:
Net investment income (loss)	$(171,131)	$(37,387)
Net realized gain (loss)	(1,172,688)	482,110
Net change in unrealized appreciation (depreciation)	673,762	326,575
Net increase (decrease) in net assets resulting from operations	(670,057)	771,298

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(38,445)
Class N	—	(75,553)
Class R6	—	(218,868)
Total	—	(332,866)
Net realized gain:
Class I	—	(13,618)
Class N	—	(27,510)
Class R6	—	(76,360)
Total	—	(117,488)
Total distributions	—	(450,354)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	12,134,405	28,178,979
Reinvestment of distributions	—	52,063
Cost of shares redeemed	(26,782,598)	(140,561)
Net increase (decrease) from capital transactions	(14,648,193)	28,090,481
CLASS N
Proceeds from shares sold	2,037,167	8,671,505
Reinvestment of distributions	—	103,063
Cost of shares redeemed	(358,254)	(115,319)
Net increase (decrease) from capital transactions	1,678,913	8,659,249
CLASS R6
Proceeds from shares sold	—	23,000,000
Reinvestment of distributions	—	295,228
Cost of shares redeemed	(3,107,000)	—
Net increase (decrease) from capital transactions	(3,107,000)	23,295,228
Net increase (decrease) in net assets resulting from capital transactions	(16,076,280)	60,044,958
Total increase (decrease) in net assets	(16,746,337)	60,365,902

NET ASSETS:
Beginning of period	60,365,902	—
End of period	$43,619,565	$60,365,902

Undistributed accumulated net investment income (loss)	$(966,597)	$(795,466)

The accompanying notes are an integral part of these financial statements.	(continued on p. 291)

AQR Funds	Semi-Annual Report	June 2015

Statements of Changes in Net Assets	June 30, 2015

	AQR STYLE PREMIA ALTERNATIVE LV FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	FOR THE PERIOD 9/17/14*- 12/31/14
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	2,760,295	—
Shares sold	1,202,449	2,768,876
Shares issued on reinvestment of distributions	—	5,114
Shares redeemed	(2,676,243)	(13,695)
Shares outstanding, end of period	1,286,501	2,760,295
CLASS N
Shares outstanding, beginning of period	843,532	—
Shares sold	200,667	844,737
Shares issued on reinvestment of distributions	—	10,134
Shares redeemed	(35,666)	(11,339)
Shares outstanding, end of period	1,008,533	843,532
CLASS R6
Shares outstanding, beginning of period	2,329,001	—
Shares sold	—	2,300,000
Shares issued on reinvestment of distributions	—	29,001
Shares redeemed	(311,948)	—
Shares outstanding, end of period	2,017,053	2,329,001

*	Commencement of operations.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Cash Flows	June 30, 2015 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR LONG-SHORT EQUITY FUND	AQR MULTI- STRATEGY ALTERNATIVE FUND**
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(684,254)	$613,892	$2,700,400	$(2,021,889)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities:
Payments to purchase securities	(1,767,170,971)	(7,937,631)	(38,867,101)	(477,499,614)
Payments to cover short securities	(944,284,586)	(3,085,280)	(11,856,435)	(306,395,925)
Proceeds from sale of securities	2,224,113,068	460,934	2,765,206	586,793,250
Proceeds from securities sold short	848,401,785	10,043,288	41,724,020	343,253,915
Proceeds from written options	698,973	—	—	—
Payments to close written options	(7,057)	—	—	(821)
(Purchases) sales of short-term investments, net	168,681,947	(14,059,355)	(43,404,937)	(553,912,105)
Realized (gain) loss on investments in securities	(13,497,339)	(50,319)	(133,213)	(56,650,020)
Realized (gain) loss on securities sold short	58,208,661	30,737	259,555	49,323,627
Realized (gain) loss on written options	(435,375)	—	—	(103,616)
Realized (gain) loss on paydowns	(20,718)	—	—	—
Change in unrealized (appreciation) depreciation on investments in securities	(6,405,077)	9,827	(615,264)	30,723,137
Change in unrealized (appreciation) depreciation on securities sold short	(27,778,385)	(61,397)	252,226	(46,883,668)
Change in unrealized (appreciation) depreciation on written options	(712,434)	—	—	(135,144)
Amortization (accretion) of bond premium (discount)	(376,921)	(543)	(3,526)	(65,761)
(Increases) decreases in operating assets:
Due from brokers	122,368,080	(6,779,792)	(17,517,779)	128,603,336
Due from custodian	2,320,125	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	6,393,639	6,608	(250,683)	5,072,224
OTC swaps, at value	10,351,670	(916,015)	316,881	26,556,907
Deposits with brokers for futures contracts	(4,925,207)	(169,727)	(2,523,583)	(80,005,088)
Variation margin on derivative instruments	(170,412)	(11,184)	(12,439)	(2,172,211)
Receivable for securities sold	(144,641,094)	6,194	(7,878,390)	(11,972,622)
Foreign tax reclaim	38,473	(6,174)	(22,338)	(542,460)
Dividends and interest	3,289,651	(1,161)	(6,529)	(1,201,130)
Expense reimbursement due from Advisor	—	22,189	—	—
Prepaid expenses	145,553	21,754	(16,592)	7,343
Increases (decreases) in operating liabilities
Due to brokers	(11,290,000)	—	190,000	(6,134,262)
Unrealized depreciation on forward foreign currency exchange contracts	17,268	—	(145,635)	352,586
OTC swaps, at value	(13,408,483)	—	—	5,521,280
Deposits from brokers for futures contracts	(12,413,572)	(7,134)	—	(8,724,645)
Variation margin on derivative instruments	420,214	—	—	2,617,137
Payable for securities purchased	118,485,933	(6,171)	9,385,635	30,180,449
Accrued investment advisory fees	(756,890)	8,567	80,893	523,399
Accrued distribution fees—Class N	(80,351)	1,487	1,439	338
Accrued Trustees fees	—	40	112	97
Dividends and Interest payable on securities sold short and reverse repurchase agreements	11,572	9,691	34,656	119,472
Other accrued expenses and liabilities	(306,711)	18,163	10,777	67,678
Net cash used in operating activities	$614,580,775	$(21,838,512)	$(65,532,644)	$(344,704,806)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	299,855,378	26,892,491	77,796,593	549,078,148
Payments on shares redeemed	(935,894,354)	(5,384,920)	(12,075,638)	(205,827,483)
Due to custodian	—	371,841	(3,597)	—
Net cash provided by financing activities	$(636,038,976)	$21,879,412	$65,717,358	$343,250,665
Net change in cash and foreign currency	(21,458,201)	40,900	184,714	(1,454,141)
Cash, beginning of period	35,429,912	24,630	137,472	21,326,798
Cash, end of period	$13,971,711	$65,530	$322,186	$19,872,657

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $4,576,987, $21,714, $51,065 and $873,618 respectively.

**	Consolidated financial statements, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Statements of Cash Flows	June 30, 2015 (Unaudited)

	AQR RISK PARITY II HV FUND**	AQR STYLE PREMIA ALTERNATIVE FUND**	AQR STYLE PREMIA ALTERNATIVE LV FUND**
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$907,289	$(5,143,668)	$(670,057)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities:
Payments to purchase securities	(27,190,742)	(255,984,170)	(2,951,246)
Payments to cover short securities	—	(69,659,968)	(7,193,320)
Proceeds from sale of securities	8,628,044	41,233,851	6,757,479
Proceeds from securities sold short	—	236,420,781	3,712,731
(Purchases) sales of short-term investments, net	(4,982,009)	(355,860,823)	16,954,102
Realized (gain) loss on investments in securities	(9,876)	(230,678)	(111,678)
Realized (gain) loss on securities sold short	—	6,009,972	398,218
Change in unrealized (appreciation) depreciation on investments in securities	227,516	(20,246,283)	(1,077,462)
Change in unrealized (appreciation) depreciation on securities sold short	—	12,651,239	649,531
Amortization (accretion) of bond premium (discount)	95,477	(18,386)	(1,158)
(Increases) decreases in operating assets:
Due from brokers	1,116,811	35,722,639	3,516,818
Unrealized appreciation on forward foreign currency exchange contracts	137,764	2,288,203	87,953
OTC swaps, at value	567,770	11,181,750	(414,004)
Deposits with brokers for futures contracts	(2,914,668)	(80,335,057)	(1,930,793)
Variation margin on derivative instruments	(397,171)	(2,060,399)	(58,990)
Receivable for securities sold	(34,281)	(698,607)	3,650,460
Foreign tax reclaim	—	(241,640)	(5,250)
Dividends and interest	(44,646)	(97,846)	284
Due from investment advisor	—	—	16,780
Prepaid expenses	1,644	(2,566)	25,693
Increases (decreases) in operating liabilities
Due to brokers	(189,421)	(689,519)	87,537
Unrealized depreciation on forward foreign currency exchange contracts	111,441	—	—
OTC swaps, at value	(2,002,563)	991,855	15,653
Deposits from brokers for futures contracts	(432,710)	(5,395,985)	(266,727)
Variation margin on derivative instruments	47,190	3,194,008	91,107
Payable for securities purchased	34,278	1,388,288	(3,684,792)
Accrued investment advisory fees	14,305	580,038	889
Accrued distribution fees—Class N	375	2,056	318
Accrued Trustees fees	—	277	(72)
Dividends on securities sold short	—	178,239	—
Dividends and Interest payable on securities sold short and reverse repurchase agreements	1,702	—	910
Other accrued expenses and liabilities	(22,279)	73,038	(64,252)
Net cash used in operating activities	$(26,328,760)	$(444,749,361)	$17,536,662

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	29,281,479	588,385,229	14,364,368
Net change in reverse repurchase agreements	13,801,951	—	—
Payments on shares redeemed	(16,680,896)	(141,753,645)	(30,274,056)
Due to custodian	—	—	(1,462,673)
Net cash provided by financing activities	$26,402,534	$446,631,584	$(17,372,361)
Net change in cash and foreign currency	73,774	1,882,223	164,301
Cash, beginning of period	44,021	695,980	—
Cash, end of period	$117,795	$2,578,203	$164,301

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $8,987, $969,566 and $33,649 respectively.

**	Consolidated financial statements, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Financial Highlights	June 30, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.14	0.05	(0.06)	(0.01)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.91	0.23	(0.80)	(0.57)	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.05	0.17	0.02	0.19	(0.18)	(0.06)	(0.09)	(0.33)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.89	0.10 [6]	0.24	0.34	(0.13)	(0.05)	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011	$11.15	0.13	(0.02)	0.11	(0.09)	(0.28)	—	(0.37)
FOR THE YEAR ENDED DECEMBER 31, 2010†,^	$10.80	0.06	0.46	0.52	(0.04)	(0.13)	—	(0.17)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.10	0.03	(0.04)	(0.01)	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.87	0.21	(0.81)	(0.60)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.01	0.13	0.04	0.17	(0.16)	(0.06)	(0.09)	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.85	0.06 [6]	0.24	0.30	(0.09)	(0.05)	—	(0.14)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$11.12	0.10	(0.02)	0.08	(0.07)	(0.28)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2010†,^	$10.78	0.05	0.43	0.48	(0.01)	(0.13)	—	(0.14)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.13	0.08	(0.08)	—	—	—	—	—
FOR THE PERIOD 9/02/14[8]—12/31/14	$11.00	0.16	(0.82)	(0.66)	(0.21)	—	—	(0.21)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.01	(0.05)	0.49	0.44	—	—	—	—
FOR THE PERIOD 10/07/14[10]—12/31/14	$10.00	(0.02)	0.62	0.60	(0.59)	—	(0.00)[13]	(0.59)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.01	(0.06)	0.49	0.43	—	—	—	—
FOR THE PERIOD 10/07/14[10]—12/31/14	$10.00	(0.03)	0.62	0.59	(0.58)	—	(0.00)[13]	(0.58)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.01	(0.08)	0.53	0.45	—	—	—	—
FOR THE PERIOD 10/07/14[10]—12/31/14	$10.00	(0.02)	0.62	0.60	(0.59)	—	(0.00)[13]	(0.59)
AQR GLOBAL MACRO FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.94	(0.08)	0.06 [11]	(0.02)	—	—	—	—
FOR THE PERIOD 4/08/14[10]—12/31/14	$10.00	(0.10)	0.06	(0.04)	—	(0.02)	—	(0.02)
AQR GLOBAL MACRO FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.92	(0.07)	0.04 [11]	(0.03)	—	—	—	—
FOR THE PERIOD 4/08/14[10]—12/31/14	$10.00	(0.12)	0.06	(0.06)	—	(0.02)	—	(0.02)
AQR GLOBAL MACRO FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.94	(0.07)	0.05 [11]	(0.02)	—	—	—	—
FOR THE PERIOD 9/02/14[8]—12/31/14	$9.72	(0.04)	0.28	0.24	—	(0.02)	—	(0.02)
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.87	(0.05)	0.53	0.48	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.21	(0.14)	1.67	1.53	(0.74)	(0.10)	(0.03)	(0.87)
FOR THE PERIOD 7/16/13[10]—12/31/13	$10.00	(0.06)	1.17	1.11	(0.67)	(0.23)	—	(0.90)
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.84	(0.08)	0.55	0.47	—	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.21	(0.20)	1.70	1.50	(0.74)	(0.10)	(0.03)	(0.87)
FOR THE PERIOD 7/16/13[10]—12/31/13	$10.00	(0.07)	1.17	1.10	(0.66)	(0.23)	—	(0.89)
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.87	(0.07)	0.56	0.49	—	—	—	—
FOR THE PERIOD 9/02/14[8]—12/31/14	$11.05	(0.08)	0.78	0.70	(0.75)	(0.10)	(0.03)	(0.88)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Financial Highlights	June 30, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.13	(0.10)%	$1,278,279	2.30%	1.20%	2.32%	1.03%	136%
$10.14	(5.25)%	$1,546,685	1.88%	1.20%	1.88%	2.07%	380%
$10.91	1.75%	$1,876,481	1.64%	1.20%	1.64%	1.52%	349%
$11.05	3.13%	$1,752,724	2.30%	1.21%	2.32%	0.88%[6]	312%
$10.89	0.99%	$1,456,748	2.75%	1.20%	2.84%	1.18%	298%
$11.15	4.81%[7]	$824,238	2.59%	1.20%	2.62%	1.13%	361%

$10.09	(0.10)%	$318,273	2.56%	1.46%	2.57%	0.51%	136%
$10.10	(5.51)%	$678,528	2.12%	1.44%	2.12%	1.99%	380%
$10.87	1.51%	$836,355	1.88%	1.44%	1.88%	1.21%	349%
$11.01	2.83%	$761,371	2.62%	1.52%	2.62%	0.57%[6]	312%
$10.85	0.68%	$651,791	3.05%	1.50%	3.08%	0.89%	298%
$11.12	4.52%[7]	$382,758	2.89%	1.50%	2.92%	0.85%	361%

$10.13	0.00%	$913	2.20%	1.10%	2.23%	1.54%	136%
$10.13	(5.99)%	$94	1.94%	1.10%	1.94%	4.69%	380%

$10.45	4.40%	$16,264	2.77%	1.30%	3.60%[9]	(1.01)%	158%
$10.01	5.93%	$1,445	1.63%	1.30%	4.57%[9]	(1.04)%	152%

$10.44	4.30%	$8,715	3.02%	1.55%	3.88%[9]	(1.19)%	158%
$10.01	5.88%	$1,233	1.88%	1.55%	4.83%[9]	(1.29)%	152%

$10.46	4.50%	$3,355	2.67%	1.20%	3.98%[9]	(1.50)%	158%
$10.01	5.95%	$3,210	1.53%	1.20%	4.49%[9]	(0.95)%	152%

$9.92	(0.20)%	$28,015	1.45%	1.45%	1.86%[9]	(1.60)%	0%
$9.94	(0.42)%	$35,466	1.45%	1.45%	2.24%[9]	(1.44)%	0%

$9.89	(0.30)%	$79,913	1.70%	1.70%	1.74%[9]	(1.46)%	0%
$9.92	(0.62)%	$1,050	1.70%	1.70%	2.49%[9]	(1.69)%	0%

$9.92	(0.20)%	$102	1.35%	1.35%	1.82%[9]	(1.47)%	0%
$9.94	2.45%	$102	1.35%	1.35%	2.02%[9]	(1.37)%	0%

$11.35	4.42%	$105,298	2.08%	1.30%	2.16%	(0.97)%	190%
$10.87	14.91%	$43,667	1.30%	1.30%	2.34%	(1.26)%	0%
$10.21	11.17%	$5,246	1.30%	1.30%	3.56%[9]	(1.29)%	0%

$11.31	4.34%	$17,864	2.33%	1.55%	2.42%	(1.35)%	190%
$10.84	14.55%	$10,688	1.55%	1.55%	2.46%	(1.81)%	0%
$10.21	11.04%	$910	1.55%	1.55%	5.49%[9]	(1.54)%	0%

$11.36	4.51%	$1,394	1.98%	1.20%	2.12%	(1.20)%	190%
$10.87	6.19%	$427	1.20%	1.20%	1.99%	(2.21)%	0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Financial Highlights	June 30, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.63	(0.06)	0.02	[11]	(0.04)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.59	(0.12)	1.13		1.01	(0.44)	(0.53)	(0.97)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.78	(0.12)	1.04		0.92	—	(0.11)	(0.11)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.57	(0.12)	0.40		0.28	(0.07)	—	(0.07)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.30	(0.12)	(0.53)		(0.65)	(0.04)	(0.04)	(0.08)
FOR THE PERIOD 1/06/10[10]—12/31/10†	$10.00	(0.12)	0.66		0.54	(0.09)	(0.15)	(0.24)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.54	(0.08)	0.03	[11]	(0.05)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.51	(0.15)	1.11		0.96	(0.40)	(0.53)	(0.93)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.73	(0.15)	1.04		0.89	—	(0.11)	(0.11)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.55	(0.14)	0.39		0.25	(0.07)	—	(0.07)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.28	(0.15)	(0.52)		(0.67)	(0.02)	(0.04)	(0.06)
FOR THE PERIOD 1/06/10[10]—12/31/10†	$10.00	(0.15)	0.66		0.51	(0.08)	(0.15)	(0.23)
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.62	(0.04)	0.00	[11,13]	(0.04)	—	—	—
FOR THE PERIOD 9/02/14[8]-12/31/14	$10.28	(0.04)	1.36		1.32	(0.45)	(0.53)	(0.98)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$11.23	(0.10)	0.02	[11]	(0.08)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.80	(0.17)	1.72		1.55	(0.86)	(0.26)	(1.12)
FOR THE PERIOD 7/16/13[10]—12/31/13	$10.00	(0.08)	0.89		0.81	—	(0.01)	(0.01)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$11.21	(0.11)	0.01	[11]	(0.10)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.79	(0.19)	1.71		1.52	(0.84)	(0.26)	(1.10)
FOR THE PERIOD 7/16/13[10]—12/31/13	$10.00	(0.09)	0.89		0.80	—	(0.01)	(0.01)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$11.23	(0.09)	0.01	[11]	(0.08)	—	—	—
FOR THE PERIOD 9/02/14[8]-12/31/14	$10.33	(0.06)	2.09		2.03	(0.87)	(0.26)	(1.13)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.76	(0.07)	0.09		0.02	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.78	(0.14)	0.85		0.71	(0.73)	—	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.90	(0.17)	0.61		0.44	(0.44)	(0.12)	(0.56)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.70	(0.17)	0.40		0.23	(0.01)	(0.02)	(0.03)
FOR THE PERIOD 7/18/11[10]—12/31/11	$10.00	(0.05)	(0.21)		(0.26)	(0.04)	—	(0.04)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.74	(0.09)	0.10		0.01	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.76	(0.17)	0.85		0.68	(0.70)	—	(0.70)
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.89	(0.20)	0.61		0.41	(0.42)	(0.12)	(0.54)
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.69	(0.23)	0.45		0.22	—	(0.02)	(0.02)
FOR THE PERIOD 7/18/11[10]—12/31/11	$10.00	(0.06)	(0.21)		(0.27)	(0.04)	—	(0.04)
AQR MULTI-STRATEGY ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.75	(0.06)	0.10		0.04	—	—	—
FOR THE PERIOD 9/02/14[8]—12/31/14	$9.88	(0.11)	0.71		0.60	(0.73)	—	(0.73)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Financial Highlights	June 30, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.59	(0.38)%	$6,849,936	1.22%	1.22%	1.22%	(1.16)%	0%
$10.63	9.69%	$5,633,607	1.23%	1.23%	1.23%	(1.20)%	0%
$10.59	9.40%	$4,506,181	1.23%	1.23%	1.23%	(1.22)%	0%
$9.78	2.99%	$2,136,959	1.25%	1.25%	1.25%	(1.24)%	0%
$9.57	(6.37)%	$1,078,662	1.25%	1.25%	1.30%	(1.22)%	0%
$10.30	5.41%	$657,237	1.25%	1.25%	1.28%	(1.27)%	0%

$10.49	(0.47)%	$1,435,526	1.49%	1.49%	1.49%	(1.43)%	0%
$10.54	9.34%	$1,310,969	1.50%	1.50%	1.50%	(1.47)%	0%
$10.51	9.14%	$1,408,085	1.50%	1.50%	1.50%	(1.48)%	0%
$9.73	2.68%	$527,318	1.50%	1.50%	1.52%	(1.48)%	0%
$9.55	(6.59)%	$476,854	1.50%	1.50%	1.57%	(1.47)%	0%
$10.28	5.12%	$271,043	1.50%	1.50%	1.56%	(1.54)%	0%

$10.58	(0.38)%	$63,476	1.14%	1.14%	1.14%	(0.81)%	0%
$10.62	12.99%	$113	1.15%	1.15%	1.16%	(1.11)%	0%

$11.15	(0.71)%	$121,146	1.65%	1.65%	1.66%	(1.62)%	0%
$11.23	14.68%	$146,261	1.65%	1.65%	1.76%[9]	(1.62)%	0%
$10.80	8.14%	$37,078	1.68%	1.65%	2.51%[9]	(1.66)%	0%

$11.11	(0.89)%	$16,456	1.90%	1.90%	1.95%	(1.87)%	0%
$11.21	14.37%	$9,367	1.90%	1.90%	2.12%[9]	(1.88)%	0%
$10.79	8.04%	$1,644	1.93%	1.90%	4.03%[9]	(1.92)%	0%

$11.15	(0.71)%	$113,769	1.55%	1.55%	1.60%	(1.52)%	0%
$11.23	19.94%	$45,436	1.55%	1.55%	1.68%	(1.52)%	0%

$9.78	0.20%	$1,768,572	2.41%	1.98%	2.41%	(1.46)%	106%
$9.76	7.31%	$1,443,799	3.65%	1.98%	3.67%	(1.46)%	204%
$9.78	4.46%	$1,453,977	3.34%	1.98%	3.37%	(1.67)%	137%
$9.90	2.36%	$808,262	3.52%	1.98%	3.60%	(1.73)%	208%
$9.70	(2.57)%[12]	$257,168	2.23%	1.98%	2.59%	(1.09)%	133%

$9.75	0.10%	$83,700	2.66%	2.23%	2.68%	(1.77)%	106%
$9.74	7.03%	$84,480	3.91%	2.23%	3.96%	(1.75)%	204%
$9.76	4.16%	$74,641	3.59%	2.23%	3.66%	(1.95)%	137%
$9.89	2.22%	$43,104	3.76%	2.23%	3.93%	(2.32)%	208%
$9.69	(2.73)%[12]	$44,676	2.48%	2.23%	2.85%	(1.37)%	133%

$9.79	0.41%	$55,244	2.31%	1.88%	2.33%	(1.16)%	106%
$9.75	6.19%	$35,228	3.14%	1.88%	3.21%	(3.41)%	204%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Financial Highlights	June 30, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$6.98	(0.03)	(0.57)	(0.60)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$8.29	(0.08)	(1.23)	(1.31)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.87	(0.09)	(1.49)	(1.58)	—	—	—
FOR THE PERIOD 7/09/12[10]—12/31/12	$10.00	(0.05)	(0.08)	(0.13)	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$6.94	(0.04)	(0.57)	(0.61)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$8.27	(0.11)	(1.22)	(1.33)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2013	$9.86	(0.11)	(1.48)	(1.59)	—	—	—
FOR THE PERIOD 7/09/12[10]—12/31/12	$10.00	(0.06)	(0.08)	(0.14)	—	—	—
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$6.99	(0.03)	(0.57)	(0.60)	—	—	—
FOR THE PERIOD 9/02/14[8]—12/31/14	$8.60	(0.02)	(1.59)	(1.61)	—	—	—
AQR RISK PARITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.14	(0.04)	0.19	0.15	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.77	(0.04)	0.81	0.77	(0.30)	(1.10)	(1.40)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.49	(0.07)	0.08 [11]	0.01	(0.27)	(0.46)	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.62	—	1.49	1.49	(0.14)	(0.48)	(0.62)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.28	0.04	0.51	0.55	(0.21)	(0.00)[13]	(0.21)
FOR THE PERIOD 9/30/10[10]—12/31/10	$10.00	0.02	0.38	0.40	(0.12)	—	(0.12)
AQR RISK PARITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.14	(0.06)	0.20	0.14	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.76	(0.07)	0.80	0.73	(0.25)	(1.10)	(1.35)
FOR THE YEAR ENDED DECEMBER 31, 2013	$11.47	(0.11)	0.08 [11]	(0.03)	(0.22)	(0.46)	(0.68)
FOR THE YEAR ENDED DECEMBER 31, 2012	$10.59	(0.03)	1.50	1.47	(0.11)	(0.48)	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.27	0.03	0.49	0.52	(0.20)	(0.00)[13]	(0.20)
FOR THE PERIOD 9/30/10[10]—12/31/10†	$10.00	0.01	0.38	0.39	(0.12)	—	(0.12)
AQR RISK PARITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.14	(0.01)	0.16	0.15	—	—	—
FOR THE PERIOD 9/02/14[8]—12/31/14	$12.01	(0.04)	(0.43)[11]	(0.47)	(0.30)	(1.10)	(1.40)
AQR RISK PARITY II HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.55	(0.05)	0.23	0.18	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.87	(0.03)	0.95	0.92	(0.06)	(1.18)	(1.24)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.21	(0.06)	(0.23)	(0.29)	(0.03)	(0.02)	(0.05)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	0.01	0.23	0.24	(0.03)	—	(0.03)
AQR RISK PARITY II HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.56	(0.06)	0.23	0.17	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.86	(0.04)	0.93	0.89	(0.01)	(1.18)	(1.19)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.23	(0.09)	(0.23)	(0.32)	(0.03)	(0.02)	(0.05)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	(0.01)	0.25	0.24	(0.01)	—	(0.01)
AQR RISK PARITY II HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.55	0.00 [13]	0.18	0.18	—	—	—
FOR THE PERIOD 9/02/14[8]—12/31/14	$11.37	(0.05)	(0.53)[11]	(0.58)	(0.06)	(1.18)	(1.24)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Financial Highlights	June 30, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$6.38	(8.60)%	$64,240	1.00%	1.00%	1.31%	(0.99)%	0%
$6.98	(15.80)%	$46,443	1.01%	1.01%	1.34%	(1.00)%	0%
$8.29	(16.01)%	$28,375	1.05%	1.05%	1.32%	(1.05)%	0%
$9.87	(1.30)%	$63,331	1.05%	1.05%	1.72%	(1.04)%	0%

$6.33	(8.79)%	$3,155	1.25%	1.25%	1.55%	(1.24)%	0%
$6.94	(16.08)%	$4,764	1.26%	1.26%	1.59%	(1.25)%	0%
$8.27	(16.13)%	$3,861	1.30%	1.30%	1.70%	(1.28)%	0%
$9.86	(1.40)%	$2,206	1.30%	1.30%	4.00%	(1.30)%	0%

$6.39	(8.58)%	$15,983	0.90%	0.90%	1.20%	(0.89)%	0%
$6.99	(18.72)%	$15,482	0.90%	0.90%	1.31%	(0.89)%	0%

$10.29	1.48%	$608,853	0.94%	0.94%	0.94%	(0.84)%	23%
$10.14	7.04%	$583,927	0.90%	0.90%	0.90%	(0.34)%	94%
$10.77	0.12%	$855,024	0.89%	0.88%	0.89%	(0.64)%	167%
$11.49	14.05%	$868,661	0.95%	0.95%	0.95%	(0.03)%	72%
$10.62	5.45%[14]	$337,526	0.95%	0.95%	1.06%	0.41%	66%
$10.28	3.98%	$12,748	0.95%	0.95%	3.80%	0.44%	19%

$10.28	1.38%	$36,498	1.20%	1.20%	1.20%	(1.13)%	23%
$10.14	6.69%	$36,232	1.20%	1.20%	1.20%	(0.65)%	94%
$10.76	(0.23)%	$79,026	1.20%	1.20%	1.20%	(0.92)%	167%
$11.47	13.89%	$170,953	1.20%	1.20%	1.23%	(0.26)%	72%
$10.59	5.12%[14]	$51,560	1.20%	1.20%	1.42%	0.30%	66%
$10.27	3.88%	$11,235	1.20%	1.20%	3.96%	0.22%	19%

$10.29	1.48%	$3,186	0.85%	0.85%	0.88%	(0.14)%	23%
$10.14	(3.96)%	$96	0.85%	0.85%	0.86%	(0.99)%	94%

$9.73	1.88%	$50,746	1.18%	1.15%	1.41%	(1.05)%	26%
$9.55	9.23%	$42,279	1.20%	1.15%	1.54%	(0.28)%	108%
$9.87	(2.83)%	$17,577	1.23%	1.15%	1.85%	(0.62)%	257%
$10.21	2.44%	$16,254	1.28%	1.15%	2.26%	0.53%	0%

$9.73	1.78%	$10,003	1.43%	1.40%	1.71%	(1.11)%	26%
$9.56	9.02%	$7,834	1.45%	1.40%	1.86%	(0.37)%	108%
$9.86	(3.12)%	$8,652	1.48%	1.40%	2.22%	(0.84)%	257%
$10.23	2.38%	$5,805	1.53%	1.40%	3.44%	(0.62)%	0%

$9.73	1.88%	$2,831	1.08%	1.05%	1.37%	0.05%	26%
$9.55	(5.10)%	$95	1.10%	1.05%	1.47%	(1.49)%	108%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Financial Highlights	June 30, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR RISK PARITY II MV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.90	(0.05)	0.18	0.13	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.02	(0.04)	0.65	0.61	(0.02)	(0.71)	(0.73)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.17	(0.06)	(0.08)	(0.14)	(0.01)	(0.00)[13]	(0.01)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	—	0.19	0.19	(0.02)	—	(0.02)
AQR RISK PARITY II MV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.87	(0.06)	0.17	0.11	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$9.99	(0.06)	0.65	0.59	—	(0.71)	(0.71)
FOR THE YEAR ENDED DECEMBER 31, 2013	$10.18	(0.07)	(0.11)	(0.18)	(0.01)	(0.00)[13]	(0.01)
FOR THE PERIOD 11/05/12[10]—12/31/12	$10.00	—	0.18	0.18	—	—	—
AQR RISK PARITY II MV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.89	(0.04)	0.18	0.14	—	—	—
FOR THE PERIOD 9/02/14[8]-12/31/14	$11.00	(0.04)	(0.33)[11]	(0.37)	(0.03)	(0.71)	(0.74)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.86	(0.06)	(0.08)	(0.14)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.18	(0.10)	1.24	1.14	(1.16)	(0.30)	(1.46)
FOR THE PERIOD 10/30/13[10]—12/31/13	$10.00	(0.03)	0.44	0.41	(0.20)	(0.03)	(0.23)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.87	(0.07)	(0.09)	(0.16)	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2014	$10.18	(0.16)	1.28	1.12	(1.13)	(0.30)	(1.43)
FOR THE PERIOD 10/30/13[10]—12/31/13	$10.00	(0.04)	0.45	0.41	(0.20)	(0.03)	(0.23)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$9.87	(0.06)	(0.08)	(0.14)	—	—	—
FOR THE PERIOD 9/02/14[8]—12/31/14	$10.35	(0.07)	0.86	0.79	(1.16)	(0.11)	(1.27)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.18	(0.04)	(0.02)	(0.06)	—	—	—
FOR THE PERIOD 9/17/14[10]—12/31/14	$10.00	(0.02)	0.32	0.30	(0.09)	(0.03)	(0.12)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.17	(0.05)	(0.02)	(0.07)	—	—	—
FOR THE PERIOD 9/17/14[10]—12/31/14	$10.00	(0.03)	0.32	0.29	(0.09)	(0.03)	(0.12)
AQR STYLE PREMIA ALTERNATIVE LV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2015 (Unaudited)	$10.17	(0.03)	(0.02)	(0.05)	—	—	—
FOR THE PERIOD 9/17/14[10]—12/31/14	$10.00	(0.01)	0.31	0.30	(0.10)	(0.03)	(0.13)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Financial Highlights	June 30, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.03	1.31%	$92,866	0.95%	0.95%	1.10%	(0.94)%	31%
$9.90	6.04%	$106,473	0.95%	0.95%	1.12%	(0.34)%	128%
$10.02	(1.32)%	$37,848	0.95%	0.95%	1.18%	(0.61)%	234%
$10.17	1.87%	$29,993	0.95%	0.95%	2.07%	0.18%	0%

$9.98	1.11%	$8,182	1.20%	1.20%	1.38%	(1.11)%	31%
$9.87	5.87%	$7,795	1.20%	1.20%	1.44%	(0.54)%	128%
$9.99	(1.71)%	$9,397	1.20%	1.20%	1.59%	(0.71)%	234%
$10.18	1.80%	$2,259	1.20%	1.20%	2.81%	(0.29)%	0%

$10.03	1.42%	$98	0.85%	0.85%	1.03%	(0.77)%	31%
$9.89	(3.44)%	$97	0.85%	0.85%	1.03%	(1.13)%	128%

$9.72	(1.42)%	$713,080	2.66%	1.50%	2.66%	(1.26)%	87%
$9.86	11.30%	$387,666	2.56%	1.50%	2.56%	(0.95)%	145%
$10.18	4.08%	$403,243	2.07%	1.50%	2.11%[9]	(1.77)%	133%

$9.71	(1.62)%	$36,787	2.92%	1.75%	2.97%	(1.55)%	87%
$9.87	11.08%	$26,594	2.81%	1.75%	2.92%	(1.50)%	145%
$10.18	4.05%	$15,972	2.44%	1.75%	2.70%[9]	(2.05)%	133%

$9.73	(1.42)%	$169,072	2.57%	1.40%	2.62%	(1.15)%	87%
$9.87	7.67%	$74,872	2.46%	1.40%	2.57%	(1.94)%	145%

$10.12	(0.59)%	$13,016	1.38%	0.85%	1.86%[9]	(0.81)%	91%
$10.18	3.07%	$28,094	1.01%	0.85%	1.49%[9]	(0.68)%	191%

$10.10	(0.69)%	$10,185	1.63%	1.10%	2.15%[9]	(0.95)%	91%
$10.17	2.94%	$8,577	1.32%	1.10%	1.92%[9]	(0.91)%	191%

$10.12	(0.49)%	$20,419	1.28%	0.75%	1.83%[9]	(0.60)%	91%
$10.17	2.98%	$23,695	1.00%	0.75%	1.75%[9]	(0.32)%	191%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Financial Highlights	June 30, 2015

*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
^	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on the SEC method.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]

For the period ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Diversified Arbitrage Fund—Class I	$0.08	0.73%
AQR Diversified Arbitrage Fund—Class N	0.04	0.42

[7]

For the year ended December 31, 2010, the Advisor contributed $544,199 into the Fund to compensate the Fund for a loss incurred due to trade processing errors. The impact of the Advisor’s contribution increased the total return by 0.08%.

[8]	Commencement of offering of shares.
[9]	Certain expenses incurred by the Fund were not annualized for the period.
[10]	Commencement of operations.
[11]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

[12]

For the year ended December 31, 2011, the Adviser contributed $208,438 into the Fund to compensate the Fund for a loss incurred due to a trade processing error. The impact of the Adviser’s contribution increased the Fund’s total return by 0.14%.

[13]	Amount is less than $.005 per share.
[14]

For the year ended December 31, 2011, a service provider contributed $354,026 into the Fund to compensate the Fund for a loss incurred due to a valuation error. The impact of this contribution increased the Fund’s total return by 0.21%.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As of June 30, 2015, the Trust consists of thirty-three active series, thirteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series, which have a separate fiscal year-end of September 30th, are reported in a separate book. AQR Capital Management, LLC (the “Advisor”) serves as the investment advisor of each Fund. The Advisor has retained CNH Partners, LLC (the “Sub-Advisor”), an affiliate of the Advisor, to serve as an investment sub-advisor to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each of these funds offer Class I, Class N, and Class R6 shares.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, of Cash Flows, where applicable, and the Financial Highlights of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“CFC Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd., and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation for the CFC Funds.

The CFC Funds may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to affect certain investment strategies consistent with the CFC Funds’ investment objectives and policies. The CFC Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT JUNE 30, 2015	% OF TOTAL NET ASSETS AT JUNE 30, 2015	NET REALIZED GAIN(LOSS) ON INVESTMENTS HELD IN SUBSIDIARY
AQR Global Macro Offshore Fund Ltd.	April 8, 2014	$24,205,391	22.5%	$390,731
AQR Managed Futures Strategy Offshore Fund Ltd.	January 6, 2010	1,903,130,991	22.8%	128,627,181
AQR Managed Futures Strategy HV Offshore Fund Ltd.	July 16, 2013	56,269,423	22.4%	5,517,474
AQR Multi-Strategy Alternative Offshore Fund Ltd.	July 18, 2011	299,803,883	15.8%	9,197,690
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	July 9, 2012	18,804,402	23.8%	(9,467,877)
AQR Risk Parity Offshore Fund Ltd.	September 30, 2010	130,402,130	20.1%	(13,316,130)
AQR Risk Parity II HV Offshore Fund Ltd.	November 5, 2012	14,889,516	23.4%	(1,839,299)
AQR Risk Parity II MV Offshore Fund Ltd.	November 5, 2012	15,822,378	15.6%	(2,682,029)
AQR Style Premia Alternative Offshore Fund Ltd.	October 30, 2013	209,129,076	22.9%	3,829,622
AQR Style Premia Alternative LV Offshore Fund Ltd.	September 17, 2014	9,847,234	22.6%	192,993

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Advisor to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Cash and Cash Equivalents: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) on foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translation reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Interest purchased and interest sold on bonds is included in interest receivable and interest payable, respectively, in the Statements of Assets and Liabilities. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund, such as advisory fees and registration costs. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and the offering of the initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Advisor evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the prior three fiscal years, or since inception if shorter, are open for examination. As of June 30, 2015, the Funds had no examinations in progress.

The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months.

For federal tax purposes, taxable income for each CFC Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”) and each Subsidiary’s taxable income is included in the calculation of the relevant CFC Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the CFC Funds either in the current period or future periods. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest into Inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked to market daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

As of June 30, 2015, AQR Diversified Arbitrage Fund’s unfunded commitment was as follows:

LOAN TYPE	BORROWER	INTEREST RATE		MATURITY DATE	PRINCIPAL AMOUNT	VALUE
Term Loan	GT Advanced Technologies Inc., Debtor-in-Possession (3)	3.0	% PIK, 9.5%	6/29/2016	$3,292,841	$3,194,056

(3)	Level 3 security (See note 5).

Defaulted Securities: The AQR Diversified Arbitrage Fund held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedule of Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security (short sale). When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

FUND
AQR Diversified Arbitrage Fund	$2,550,086
AQR Equity Market Neutral Fund	17,432
AQR Long-Short Equity Fund	43,401
AQR Multi-Strategy Alternative Fund	526,303
AQR Style Premia Alternative Fund	606,054
AQR Style Premia Alternative LV Fund	21,609

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Customer Account Agreements govern cleared derivatives transactions and exchange traded futures and options transactions. Cleared derivative transactions and exchange traded futures contracts require posting of cash or securities, referred to as initial margin, as determined by each relevant clearing organization. Securities deposited as initial margin are designated on the Schedules of Investments. Cash deposited as initial margin is reflected in Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. Subsequent payments, referred to as “variation margin”, are periodically made or received by the Fund and are based on fluctuation in the market value of the open futures contracts. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Such collateral is segregated at an account held at a broker registered with the Commodity Futures Trading Commission (“CFTC”), or other applicable regulator.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option transactions or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing arrangements for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.

ISDA Master Agreements contain termination events applicable to the Fund or the counterparty. Such events may include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level, respectively. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC swap and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place (“initial margin”) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government and other securities or money market funds as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund’s custodian and, with respect to those amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

Upon entering into an exchange traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. Exchange traded futures or centrally cleared swaps are marked to market daily and based on such movements in the price of the contracts, in an appropriate payable or receivable for the daily change in value (“variation margin”). Variation margin is exchanged daily, but may not be netted between futures and cleared derivatives.

The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net only within a derivative type when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the OTC market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability on the Fund’s Statement of Assets and Liabilities. An up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses) on swap contracts in the Statements of Operations.

The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly, including: market risk related to unfavorable changes in interest rates or in the price(s) of the underlying security(ies); credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Funds to close out their position(s).

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gains (losses) on swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations. Credit default contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities with a maturity of up to 30 days in the amount of $13,950,543.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period for the AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund were as follows:

	CALL OPTIONS
AQR DIVERSIFIED ARBITRAGE FUND	NUMBER OF CONTRACTS SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2014	(5,716)	$(2,340,132)
Options written	(8,311)	(698,973)
Options expired	2,523	143,265
Options exercised	4,004	299,167
Options outstanding, June 30, 2015	(7,500)	$(2,596,673)

	CALL OPTIONS
AQR MULTI-STRATEGY ALTERNATIVE FUND	NUMBER OF CONTRACTS SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2014	(829)	$(104,437)
Options written	—	—
Options terminated	—	—
Options expired	—	—
Options exercised	829	104,437
Options outstanding, June 30, 2015	—	$—

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Advisor. The Advisor monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Advisor has established a Valuation Committee (the “VC”) whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and determine in good faith the fair value of portfolio holdings after consideration of all relevant factors. The Advisor performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) monthly review of third party model prices against internal model prices, and (iv) review the quarterly results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Advisor determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

Fixed income securities (other than certain short-term investments maturing in less than 60 days) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 60 days are generally valued at amortized cost which approximates fair market value.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of estimated future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the “mid-market” price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services that aggregates valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

Quantitative Information

The following tables represent each Funds’ valuation inputs as presented on the Schedule of Investments.

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$432,297,955	$132,956,930	$29,301,740	$594,556,625
Convertible Preferred Stocks†	217,379,990	37,423,742	25,728,672	280,532,404
Corporate Bonds†	—	64,256,469	27,273,549	91,530,018
Convertible Bonds†	—	683,015,187	208,339	683,223,526
Closed End Funds	93,974,632	1,068,720	—	95,043,352
Loan Participations†	—	7,555,977	1,813,641	9,369,618
Preferred Stocks†	2,194,969	—	661,944	2,856,913
Rights†	1,252,119	520,661	3,308,935	5,081,715
Short-Term Investments	—	118,237,229	—	118,237,229
Warrants†	15,550,966	6,660,029	738,663	22,949,658
Money Market Funds	—	320,729,249	—	320,729,249
Purchased Options	2,324,540	—	—	2,324,540
Futures Contracts*	1,163,154	—	—	1,163,154
Forward Foreign Currency Exchange Contracts*	—	72,444	—	72,444
Total Return Basket Swap Contracts*	—	12,649,048	614,029	13,263,077

Total Assets	$766,138,325	$1,385,145,685	$89,649,512	$2,240,933,522

LIABILITIES
Common Stocks (Sold Short)†	$(806,742,843)	$—	$(453)	$(806,743,296)
Convertible Bonds (Sold Short)†	—	(28,612,188)	—	(28,612,188)
U.S. Treasury Obligations (Sold Short)	—	(4,635,480)	—	(4,635,480)
Written Options (Sold Short)*	(285,932)	—	—	(285,932)
Futures Contracts*	(311,588)	—	—	(311,588)
Forward Foreign Currency Exchange Contracts*	—	(17,268)	—	(17,268)
Credit Default Swap Contracts*	—	(6,124,821)	—	(6,124,821)
Total Return Basket Swap Contracts*	—	(127,228)	—	(127,228)

Total Liabilities	$(807,340,363)	$(39,516,985)	$(453)	$(846,857,801)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$2,168,445	$7,330,988	$—	$9,499,433
Preferred Stocks†	—	72,259	—	72,259
Short-Term Investments	—	5,733,381	—	5,733,381
Money Market Funds	—	11,662,346	—	11,662,346
Forward Foreign Currency Exchange Contracts*	—	603	—	603
Total Return Basket Swap Contracts*	—	1,245,822	—	1,245,822

Total Assets	$2,168,445	$26,045,399	$—	$28,213,844

LIABILITIES
Common Stocks (Sold Short)†	$(2,582,539)	$(6,206,866)	$—	$(8,789,405)
Futures Contracts*	(35,055)	—	—	(35,055)

Total Liabilities	$(2,617,594)	$(6,206,866)	$—	$(8,824,460)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$50,121,586	$—	$50,121,586
Money Market Funds	—	50,770,655	—	50,770,655
Futures Contracts*	68,760	—	—	68,760

Total Assets	$68,760	$100,892,241	$—	$100,961,001

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS

LIABILITIES
Futures Contracts*	$(1,503,154)	$—	$—	$(1,503,154)
Forward Foreign Currency Exchange Contracts*	—	(47,381)	—	(47,381)
Interest Rate Swap Contracts*	—	(2,125,257)	—	(2,125,257)
Total Return Swap Contracts*	—	(745,883)	—	(745,883)

Total Liabilities	$(1,503,154)	$(2,918,521)	$—	$(4,421,675)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$10,063,012	$26,463,835	$—	$36,526,847
Preferred Stocks†	—	315,428	—	315,428
Short-Term Investments	—	37,301,971	—	37,301,971
Money Market Funds	—	55,941,669	—	55,941,669
Forward Foreign Currency Exchange Contracts*	—	250,683	—	250,683
Total Return Basket Swap Contracts*	—	3,210,718	—	3,210,718

Total Assets	$10,063,012	$123,484,304	$—	$133,547,316

LIABILITIES
Common Stocks (Sold Short)†	$(11,568,513)	$(18,810,853)	$—	$(30,379,366)
Futures Contracts*	(1,059,564)	—	—	(1,059,564)
Total Return Swap Contracts*	—	(36,484)	—	(36,484)

Total Liabilities	$(12,628,077)	$(18,847,337)	$—	$(31,475,414)

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$6,497,943,779	$—	$6,497,943,779
Money Market Funds	—	1,604,263,104	—	1,604,263,104
Futures Contracts*	21,564,868	—	—	21,564,868

Total Assets	$21,564,868	$8,102,206,883	$—	$8,123,771,751

LIABILITIES
Futures Contracts*	$(54,380,236)	$—	$—	$(54,380,236)
Forward Foreign Currency Exchange Contracts*	—	(40,331,364)	—	(40,331,364)
Total Return Swap Contracts*	—	(100,188,375)	—	(100,188,375)

Total Liabilities	$(54,380,236)	$(140,519,739)	$—	$(194,899,975)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$110,914,874	$—	$110,914,874
Money Market Funds	—	125,759,316	—	125,759,316
Futures Contracts*	1,124,109	—	—	1,124,109

Total Assets	$1,124,109	$236,674,190	$—	$237,798,299

LIABILITIES
Futures Contracts*	$(2,622,244)	$—	$—	$(2,622,244)
Forward Foreign Currency Exchange Contracts*	—	(1,870,902)	—	(1,870,902)
Total Return Swap Contracts*	—	(4,868,658)	—	(4,868,658)

Total Liabilities	$(2,622,244)	$(6,739,560)	$—	$(9,361,804)

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$33,372,657	$4,061,868	$464,238	$37,898,763
Convertible Preferred Stocks†	147,086,993	2,596,677	—	149,683,670
Corporate Bonds†	—	3,348,219	—	3,348,219
Convertible Bonds†	—	423,924,024	425,340	424,349,364
Short-Term Investments	—	80,118,073	—	80,118,073
Money Market Funds	—	1,126,338,862	—	1,126,338,862
Futures Contracts*	663,881	—	—	663,881
Credit Default Swap Contracts*	—	3,796,207	—	3,796,207
Total Return Basket Swap Contracts*	—	55,507,583	—	55,507,583
Total Return Swap Contracts*	—	2,353,360	—	2,353,360

Total Assets	$181,123,531	$1,702,044,873	$889,578	$1,884,057,982

LIABILITIES
Common Stocks (Sold Short)†	$(465,339,675)	$(428,768)	$—	$(465,768,443)
Futures Contracts*	(9,940,720)	—	—	(9,940,720)
Forward Foreign Currency Exchange Contracts*	—	(352,586)	—	(352,586)
Total Return Basket Swap Contracts*	—	(329,341)	—	(329,341)
Total Return Swap Contracts*	—	(7,550,236)	—	(7,550,236)

Total Liabilities	$(475,280,395)	$(8,660,931)	$—	$(483,941,326)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$32,670,444	$—	$32,670,444
Money Market Funds	—	44,424,296	—	44,424,296
Total Return Swap Contracts*	—	476,135	—	476,135

Total Assets	$—	$77,570,875	$—	$77,570,875

LIABILITIES
Futures Contracts*	$(797,610)	$—	$—	$(797,610)
Total Return Swap Contracts*	—	(902,268)	—	(902,268)

Total Liabilities	$(797,610)	$(902,268)	$—	$(1,699,878)

AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Government Related Obligations	$—	$115,832,683	$—	$115,832,683
Short-Term Investments	—	105,434,804	—	105,434,804
U.S. Treasury Obligations	—	158,141,173	—	158,141,173
Money Market Funds	—	223,964,489	—	223,964,489
Futures Contracts*	787,210	—	—	787,210
Credit Default Swap Contracts*	—	14,195,738	—	14,195,738
Total Return Swap Contracts*	—	250,337	—	250,337

Total Assets	$787,210	$617,819,224	$—	$618,606,434

LIABILITIES
Futures Contracts*	$(5,231,992)	$—	$—	$(5,231,992)
Forward Foreign Currency Exchange Contracts*	—	(991,884)	—	(991,884)
Interest Rate Swap Contracts*	—	(3,875,412)	—	(3,875,412)
Total Return Swap Contracts*	—	(2,559,033)	—	(2,559,033)

Total Liabilities	$(5,231,992)	$(7,426,329)	$—	$(12,658,321)

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Government Related Obligations	$—	$15,951,263	$—	$15,951,263
Short-Term Investments	—	10,376,424	—	10,376,424
U.S. Treasury Obligations	—	23,272,969	—	23,272,969
Money Market Funds	—	23,091,491	—	23,091,491
Futures Contracts*	172,534	—	—	172,534
Total Return Swap Contracts*	—	9,331	—	9,331

Total Assets	$172,534	$72,701,478	$—	$72,874,012

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(13,801,951)	$—	$(13,801,951)
Futures Contracts*	(1,434,872)	—	—	(1,434,872)
Forward Foreign Currency Exchange Contracts*	—	(111,441)	—	(111,441)
Total Return Swap Contracts*	—	(142,026)	—	(142,026)

Total Liabilities	$(1,434,872)	$(14,055,418)	$—	$(15,490,290)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Government Related Obligations	$—	$17,189,922	$—	$17,189,922
Short-Term Investments	—	16,958,648	—	16,958,648
U.S. Treasury Obligations	—	24,609,738	—	24,609,738
Money Market Funds	—	37,706,777	—	37,706,777
Futures Contracts*	118,565	—	—	118,565
Total Return Swap Contracts*	—	36,594	—	36,594

Total Assets	$118,565	$96,501,679	$—	$96,620,244

LIABILITIES
Futures Contracts*	$(1,372,164)	$—	$—	$(1,372,164)
Forward Foreign Currency Exchange Contracts*	—	(111,632)	—	(111,632)
Total Return Swap Contracts*	—	(173,277)	—	(173,277)

Total Liabilities	$(1,372,164)	$(284,909)	$—	$(1,657,073)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$420,599,687	$—	$420,599,687
Preferred Stocks†	—	9,917,140	—	9,917,140
Short-Term Investments	—	194,473,995	—	194,473,995
Money Market Funds	—	550,761,007	—	550,761,007
Futures Contracts*	1,935,457	—	—	1,935,457
Forward Foreign Currency Exchange Contracts*	—	174,551	—	174,551
Total Return Basket Swap Contracts*	—	4,724,294	—	4,724,294
Total Return Swap Contracts*	—	1,201,797	—	1,201,797

Total Assets	$1,935,457	$1,181,852,471	$—	$1,183,787,928

LIABILITIES
Common Stocks (Sold Short)†	$—	$(346,939,391)	$(28,980)	$(346,968,371)
Rights (Sold Short)†	—	(16,594)	—	(16,594)
Futures Contracts*	(9,010,497)	—	—	(9,010,497)
Total Return Swap Contracts*	—	(1,718,785)	—	(1,718,785)

Total Liabilities	$(9,010,497)	$(348,674,770)	$(28,980)	$(357,714,247)

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$10,136,645	$—	$10,136,645
Preferred Stocks†	—	244,947	—	244,947
Short-Term Investments	—	12,246,677	—	12,246,677
Money Market Funds	—	25,284,311	—	25,284,311
Futures Contracts*	79,546	—	—	79,546
Forward Foreign Currency Exchange Contracts*	—	8,240	—	8,240
Total Return Basket Swaps Contracts*	—	718,806	—	718,806
Total Return Swap Contracts*	—	41,276	—	41,276

Total Assets	$79,546	$48,680,902	$—	$48,760,448

LIABILITIES
Common Stocks (Sold Short)†	$—	$(8,267,438)	$—	$(8,267,438)
Futures Contracts*	(276,676)	—	—	(276,676)
Total Return Swap Contracts*	—	(15,653)	—	(15,653)

Total Liabilities	$(276,676)	$(8,283,091)	$—	$(8,559,767)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and option contracts are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended, the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund and AQR Multi-Strategy Alternative Fund had twenty-two investments, one investment and two investments, respectively, which transferred levels between 1 and 2. There were no transfers of investments between levels for any of the remaining Funds.

There were no Level 3 securities held at period end, except where noted in AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund. Securities classified as Level 3 in the Schedule of Investments are considered quantitatively insignificant in the aggregate for AQR Style Premia Alternative Fund.

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCK	CONVER TIBLE PREFERRED STOCK	LOAN PARTICI PATIONS/ CORPORATE BONDS	CONVERTIBLE BOND	PREFERRED STOCK	RIGHTS	WARRANT	SHORT COMMON STOCKS	TOTAL RETURN BASKET SWAP CONTRACTS
Balance as of December 31, 2014	$70,436,249	$24,872,000	$79,701,483	$354,963	$853,511	$3,286,022	$1,270,739	$(453)	$—
Net amortization/(accretion)	—	—	(108,109)	1,094	—	—	—	—	—
Realized gain/(loss)	256,855	—	(4,832,533)	—	—	—	(27,116)	—	—
Change in unrealized appreciation/(depreciation)	(953,071)	856,672	(2,863,119)	(180,218)	(191,567)	73,131	(1,490,547)	—	(67,704)
Purchases [1]	4,665,316	—	6,924,440	—	—	—	1,408,680	—	— (a)
Sales [2]	(29,894,062)	—	(50,742,181)	—	—	—	(480)	—	—
Transfers in to Level 3	14,233,598	—	20,321,190	32,500	—	—	74,623	—	681,733
Transfers out of Level 3	(29,443,145)	—	(19,313,981)	—	—	(50,218)	(497,236)	—	—
Balance as of June 30, 2015	$29,301,740	$25,728,672	$29,087,190	$208,339	$661,944	$3,308,935	$738,663	$(453)	$614,029
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2015	$(55,779)	$856,672	$(14,080,916)	$(180,218)	$(191,567)	$73,131	$(1,247,542)	$—	$(67,704)

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	COMMON STOCK	CONVERTIBLE BOND	RIGHTS
Balance as of December 31, 2014	$—	$—	$—(a)
Net amortization/(accretion)	—	3,846	—
Realized gain/(loss)	114,365	—	—
Change in unrealized appreciation/(depreciation)	(287,468)	(8,277)	—
Purchases [1]	—	—	—
Sales [2]	(412,279)	—	—	(a)
Transfers in to Level 3	1,049,620	429,771	—
Transfers out of Level 3	—	—	—
Balance as of June 30, 2015	$464,238	$425,340	$—
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2015	$(78,532)	$(8,277)	$—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

At June 30, 2015, all of the investments classified within Level 3 of the fair value hierarchy held by the AQR Multi-Strategy Alternative Fund are valued by vendor pricing or brokers. The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended June 30, 2015 for the AQR Diversified Arbitrage Fund:

Quantitative Information about Level 3 Fair Value Measurements*

INVESTMENT TYPE	FAIR VALUE AT 06/30/15	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE

Common Stocks	$541,094	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	18.3%—24.1%	21.7%
			Revenue Multiple	1.05x—1.15x	1.10x
			Multiple of EBITDA	6.5x—7.5x	7.0x
			Volatility	44.8%—52.2%	47.9%
	$1,621,980	Fundamental Analysis	Discount for Lack of Marketability**	19.5%	N/A
			Volatility	36.2%	N/A
	$1,624,585	Probability Weighted Expected Return	Discount for Lack of Marketability**	43.5%	N/A
			Equity Cost of Capital	25.0%	N/A
			Scenario Probability	55.0%	N/A
			Volatility	83.3%	N/A

Convertible Bonds	$154,804	Liquidation Analysis	Recovery Probability	2.5%—5.9%	4.5%
			Discount for Lack of Marketability**	1.7%	N/A
			Volatility	30.5%	N/A
			Expected Remaining Distributions	4.7%	N/A
			Liquidation Cost (% of capital)	28.1%	N/A

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

INVESTMENT TYPE	FAIR VALUE AT 06/30/15	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE

Convertible Preferred Stocks	$25,727,751	Discounted Cash Flow Analysis	Discount Rate	5.4%	N/A
	$1,188,219	Options Pricing Model	Multiple of EBITDA	3.3x—3.8x	3.6x
			Discount Rate	16.5%—18.5%	17.5%
			Asset Volatility	38.3%	N/A
			Equity Volatility	43.8%	N/A
			Discount for Lack of Marketability**	23.5%	N/A

Corporate Bonds	$47,102	Income Approach	Discount Rate	13.8%	N/A
			Multiple of EBITDA	5.5x—6.5x	6.0x
	$27,650	Liquidation Analysis	Recovery Probability	2.5%	N/A
			Liquidation Cost (% of capital)	28.1%	N/A

Preferred Stocks	$661,944	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	7.5%	N/A
			Multiple of Net Income	4.8x—5.8x	5.3x
			Volatility	43.9%	N/A

Rights	$275,280	Options Pricing Model	Discount for Lack of Marketability**	39.6%	N/A
			Volatility	75.0%	N/A
	$3,030,819	Probability Weighted Expected Return	Discount for Lack of Marketability**	14.0%—39.6%	16.8%
			Equity Cost of Capital	12.7%—21.0%	13.7%
			Scenario Probability	10.0%—75.0%	28.9%
			Volatility	48.6%—79.9%	62.1%

Total Return Basket Swaps	$614,029	Liquidation Analysis	Discount for Lack of Marketability**	7.5%	N/A
			Liquidation Cost (% of capital)	14.3%—47.1%	30.7%
			Volatility	43.9%	N/A

Warrants	$98,477	Options Pricing Model	Multiple of EBITDA	3.3x—3.8x	3.6x
			Discount Rate	16.5%—18.5%	17.5%
			Asset Volatility	38.3%	N/A
			Discount for Lack of Marketability**	21.1%—34.1%	23.5%
			Volatility	43.8%—117.5%	43.9%

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At June 30, 2015, the value of these securities was $54,035,325. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

6. Federal Income Tax Matters

At June 30, 2015, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Diversified Arbitrage Fund	$2,339,262,750	$109,028,660	$(221,856,562)	$(112,827,902)
AQR Equity Market Neutral Fund	26,987,329	399,559	(419,469)	(19,910)
AQR Global Macro Fund	100,881,358	10,883	—	10,883
AQR Long-Short Equity Fund	129,470,818	1,591,244	(976,147)	615,097
AQR Managed Futures Strategy Fund	8,101,257,955	950,866	(1,938)	948,928
AQR Managed Futures Strategy HV Fund	236,657,293	16,897	—	16,897
AQR Multi-Strategy Alternative Fund	1,768,910,741	71,230,402	(18,404,193)	52,826,209
AQR Risk-Balanced Commodities Strategy Fund	77,087,685	7,055	—	7,055
AQR Risk Parity Fund	614,049,421	—	(10,676,272)	(10,676,272)
AQR Risk Parity II HV Fund	73,995,213	—	(1,303,066)	(1,303,066)
AQR Risk Parity II MV Fund	98,343,986	—	(1,878,901)	(1,878,901)
AQR Style Premia Alternative Fund	1,164,565,139	24,155,854	(12,969,164)	11,186,690
AQR Style Premia Alternative LV Fund	47,317,700	825,759	(230,879)	594,880

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on passive foreign investment companies (“PFIC”), non-taxable dividends, and deemed taxable dividends.

As of December 31, 2014, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG TERM
AQR Diversified Arbitrage Fund	$55,968,355	$—
AQR Equity Market Neutral Fund	1,143	2,606
AQR Risk-Balanced Commodities Strategy Fund	12,630	—

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law.

7. Investment Transactions

During the period ended June 30, 2015, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Diversified Arbitrage Fund	$1,770,366,800	$2,107,926,726	$845,289,402	$877,703,829
AQR Equity Market Neutral Fund	7,934,660	455,203	10,041,311	3,080,619
AQR Global Macro Fund	—	—	—	—
AQR Long-Short Equity Fund	38,857,537	2,740,810	41,719,236	11,846,684
AQR Managed Futures Strategy Fund	—	—	—	—
AQR Managed Futures Strategy HV Fund	—	—	—	—
AQR Multi-Strategy Alternative Fund	475,676,262	564,556,483	343,253,914	290,189,656
AQR Risk-Balanced Commodities Strategy Fund	—	—	—	—
AQR Risk Parity Fund	125,230,723	57,030,443	—	—
AQR Risk Parity II HV Fund	26,939,799	8,445,265	—	—
AQR Risk Parity II MV Fund	23,296,630	11,240,096	—	—
AQR Style Premia Alternative Fund	255,947,666	41,036,330	236,375,302	69,399,484
AQR Style Premia Alternative LV Fund	2,948,119	6,753,315	3,711,931	7,179,776

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

During the period ended June 30, 2015, the Funds had purchases and sales of long-term U.S. Government obligations as follows:

FUND	PURCHASES	SALES
AQR Diversified Arbitrage Fund	$4,615,605	$2,876,573
AQR Multi-Strategy Alternative Fund	—	1,725,944
AQR Risk Parity Fund	66,500,112	26,531,888
AQR Risk Parity II HV Fund	15,178,917	3,824,686
AQR Risk Parity II MV Fund	12,757,240	5,364,671

8. Derivative Instruments and Activities

Certain funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at June 30, 2015, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities across derivative types that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All financial instruments held by the Funds were subject to a master netting agreement or similar arrangement. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at June 30, 2015.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$814,958	$17,479,642	$—	$—	$4,862,215	$—	$285,932
AQR Equity Market Neutral Fund	4,651	1,245,822	—	39,706	—	—	—
AQR Global Macro Fund	283,785	20,439	—	512,729	23,396	—	—
AQR Long-Short Equity Fund	53,970	3,210,718	—	1,113,534	36,484	—	—
AQR Managed Futures Strategy Fund	4,500,663	14,681	—	60,265,882	7,154,536	—	—
AQR Managed Futures Strategy HV Fund	206,669	1,241	—	2,755,189	322,358	—	—
AQR Multi-Strategy Alternative Fund	2,801,645	62,509,438	—	7,815,085	7,809,273	—	—
AQR Risk Parity Fund	13,352	10,514	—	2,623,906	906,574	—	—
AQR Risk Parity II HV Fund	1,533	10,624	—	608,947	93,573	—	—
AQR Risk Parity II MV Fund	1,494	9,993	—	580,954	180,271	—	—
AQR Style Premia Alternative Fund	3,795,440	7,325,547	—	7,715,941	4,320,038	—	—
AQR Style Premia Alternative LV Fund	72,630	764,077	—	206,312	60,924	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	153,385	—	—	98,209	—
AQR Equity Market Neutral Fund	—	—	11,266	—	—	10,663	—
AQR Global Macro Fund	—	—	867,305	—	—	914,686	—
AQR Long-Short Equity Fund	—	—	260,953	—	—	10,270	—
AQR Managed Futures Strategy Fund	—	—	132,823,854	—	—	173,155,218	—
AQR Managed Futures Strategy HV Fund	—	—	6,105,165	—	—	7,976,067	—
AQR Multi-Strategy Alternative Fund	—	—	13,966,003	—	—	14,318,589	—
AQR Risk Parity Fund	—	—	1,337,260	—	—	2,329,144	—
AQR Risk Parity II HV Fund	—	—	24,332	—	—	135,773	—
AQR Risk Parity II MV Fund	—	—	26,975	—	—	138,607	—
AQR Style Premia Alternative Fund	—	—	4,139,344	—	—	3,964,793	—
AQR Style Premia Alternative LV Fund	—	—	111,260	—	—	103,020	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	348,196	614,029	—	311,588	95,607	—	—
AQR Global Macro Fund	341,021	5,717,127	—	1,013,984	7,842,384	—	—
AQR Managed Futures Strategy Fund	20,028,738	—	—	10,915,120	—	—	—
AQR Managed Futures Strategy HV Fund	775,221	—	—	532,548	—	—	—

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
AQR Multi-Strategy Alternative Fund	$1,544,483	$—	$—	$6,103,092	$108,026	$—	$—
AQR Risk Parity Fund	140,830	440,971	—	2,577,737	4,316,383	—	—
AQR Risk Parity II HV Fund	28,834	—	—	606,515	—	—	—
AQR Risk Parity II MV Fund	32,604	—	—	564,157	—	—	—
AQR Style Premia Alternative Fund	5,829,545	—	—	6,038,622	—	—	—
AQR Style Premia Alternative LV Fund	150,222	—	—	140,348	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	6,124,821	—	—
AQR Multi-Strategy Alternative Fund	—	3,796,207	—	—	—	—	—
AQR Risk Parity Fund	—	16,558,275	—	—	2,362,537	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	228,414	108,269	—	760,901	851,195	—	—
AQR Managed Futures Strategy Fund	78,701,772	30,356,187	—	64,865,539	123,404,707	—	—
AQR Managed Futures Strategy HV Fund	3,479,804	1,543,489	—	2,672,092	6,091,030	—	—
AQR Multi-Strategy Alternative Fund	5,891,008	2,660,023	—	5,595,798	7,270,796	—	—
AQR Risk-Balanced Commodities Strategy Fund	1,747,546	7,974,313	—	2,545,156	8,400,446	—	—
AQR Risk Parity Fund	1,672,473	6,081,537	—	1,069,794	7,494,173	—	—
AQR Risk Parity II HV Fund	760,151	637,937	—	837,394	687,683	—	—
AQR Risk Parity II MV Fund	769,920	801,298	—	912,506	767,703	—	—
AQR Style Premia Alternative Fund	2,304,175	2,601,291	—	5,249,638	1,399,494	—	—
AQR Style Premia Alternative LV Fund	52,215	70,378	—	125,537	29,102	—	—

Netting:
AQR Diversified Arbitrage Fund	(311,588)	(11,082,643)	(98,209)	(311,588)	(11,082,643)	(98,209)	—
AQR Equity Market Neutral Fund	(4,651)	—	(10,663)	(4,651)	—	(10,663)	—
AQR Global Macro Fund	(853,220)	(5,845,835)	(867,305)	(853,220)	(5,845,835)	(867,305)	—
AQR Long-Short Equity Fund	(53,970)	(36,484)	(10,270)	(53,970)	(36,484)	(10,270)	—
AQR Managed Futures Strategy Fund	(103,231,173)	(30,370,868)	(132,823,854)	(103,231,173)	(30,370,868)	(132,823,854)	—
AQR Managed Futures Strategy HV Fund	(4,461,694)	(1,544,730)	(6,105,165)	(4,461,694)	(1,544,730)	(6,105,165)	—
AQR Multi-Strategy Alternative Fund	(10,237,136)	(15,188,095)	(13,966,003)	(10,237,136)	(15,188,095)	(13,966,003)	—
AQR Risk-Balanced Commodities Strategy Fund	(1,747,546)	(7,974,313)	—	(1,747,546)	(7,974,313)	—	—
AQR Risk Parity Fund	(1,826,655)	(15,079,667)	(1,337,260)	(1,826,655)	(15,079,667)	(1,337,260)	—
AQR Risk Parity II HV Fund	(790,518)	(648,561)	(24,332)	(790,518)	(648,561)	(24,332)	—
AQR Risk Parity II MV Fund	(804,018)	(811,291)	(26,975)	(804,018)	(811,291)	(26,975)	—
AQR Style Premia Alternative Fund	(11,929,160)	(5,719,532)	(3,964,793)	(11,929,160)	(5,719,532)	(3,964,793)	—
AQR Style Premia Alternative LV Fund	(275,067)	(90,026)	(103,020)	(275,067)	(90,026)	(103,020)	—

Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	851,566	7,011,028	55,176	—	—	—	285,932
AQR Equity Market Neutral Fund	—	1,245,822	603	35,055	—	—	—
AQR Global Macro Fund	—	—	—	1,434,394	2,871,140	47,381	—
AQR Long-Short Equity Fund	—	3,174,234	250,683	1,059,564	—	—	—
AQR Managed Futures Strategy Fund	—	—	—	32,815,368	100,188,375	40,331,364	—
AQR Managed Futures Strategy HV Fund	—	—	—	1,498,135	4,868,658	1,870,902	—
AQR Multi-Strategy Alternative Fund	—	53,777,573	—	9,276,839	—	352,586	—
AQR Risk-Balanced Commodities Strategy Fund	—	—	—	797,610	797,610	—	—
AQR Risk Parity Fund	—	8,011,630	—	4,444,782	—	991,884	—
AQR Risk Parity II HV Fund	—	—	—	1,262,338	132,695	111,441	—
AQR Risk Parity II MV Fund	—	—	—	1,253,599	41,387	111,632	—
AQR Style Premia Alternative Fund	—	4,207,306	174,551	7,075,041	—	—	—
AQR Style Premia Alternative LV Fund	—	744,429	8,240	197,130	—	—	—

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

*	May include cumulative appreciation (depreciation) of futures as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange traded derivatives.

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended June 30, 2015:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$(11,193,416)	$7,391,286	$—	$435,375	$12,992,806	$(10,184,680)	$—	$712,434
AQR Equity Market Neutral Fund	(35,607)	(228,855)	—	—	(27,921)	916,015	—	—
AQR Global Macro Fund	169,351	(92,984)	—	—	(391,633)	(8,986)	—	—
AQR Long-Short Equity Fund	2,477,787	2,950,811	—	—	(1,989,805)	(252,226)	—	—
AQR Managed Futures Strategy Fund	164,955,053	(26,910,046)	—	—	(78,088,941)	(13,839,149)	—	—
AQR Managed Futures Strategy HV Fund	7,272,856	(1,222,642)	—	—	(3,497,594)	(608,349)	—	—
AQR Multi-Strategy Alternative Fund	(7,984,727)	27,495,211	—	103,616	3,114,867	(6,749,292)	—	135,144
AQR Risk Parity Fund	13,888,810	2,150,649	—	—	(7,260,404)	(1,484,246)	—	—
AQR Risk Parity II HV Fund	2,735,742	297,226	—	—	(1,354,444)	(203,911)	—	—
AQR Risk Parity II MV Fund	3,263,994	493,610	—	—	(1,657,448)	(310,484)	—	—
AQR Style Premia Alternative Fund	18,891,478	12,988,991	—	—	(172,293)	(13,373,329)	—	—
AQR Style Premia Alternative LV Fund	744,346	(390,018)	—	—	(26,125)	377,494	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	11,912,111	—	—	—	(6,410,907)	—
AQR Equity Market Neutral Fund	—	—	45,242	—	—	—	(6,608)	—
AQR Global Macro Fund	—	—	593,737	—	—	—	(285,449)	—
AQR Long-Short Equity Fund	—	—	(571,265)	—	—	—	396,318	—
AQR Managed Futures Strategy Fund	—	—	69,455,380	—	—	—	(106,898,915)	—
AQR Managed Futures Strategy HV Fund	—	—	1,935,088	—	—	—	(4,610,478)	—
AQR Multi-Strategy Alternative Fund	—	—	(16,201,326)	—	—	—	(5,424,810)	—
AQR Risk Parity Fund	—	—	2,576,781	—	—	—	891,662	—
AQR Risk Parity II HV Fund	—	—	737,948	—	—	—	(249,205)	—
AQR Risk Parity II MV Fund	—	—	1,054,882	—	—	—	(315,425)	—
AQR Style Premia Alternative Fund	—	—	(19,164,630)	—	—	—	(2,288,203)	—
AQR Style Premia Alternative LV Fund	—	—	(1,101,495)	—	—	—	(87,953)	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	(1,920,434)	(91,748)	—	—	(37,471)	(320,366)	—	—
AQR Global Macro Fund	801,074	192,381	—	—	(696,723)	(236,392)	—	—
AQR Managed Futures Strategy Fund	78,320,525	12,616,292	—	—	(75,972,669)	(2,864,195)	—	—
AQR Managed Futures Strategy HV Fund	3,086,093	610,603	—	—	(3,448,248)	(1,513)	—	—
AQR Multi-Strategy Alternative Fund	4,774,034	5,818,794	—	—	(3,711,717)	(4,952,796)	—	—
AQR Risk Parity Fund	(392,122)	19,154,723	—	—	(2,621,631)	(13,411,797)	—	—
AQR Risk Parity II HV Fund	249,937	1,200,333	—	—	(1,029,433)	(483,301)	—	—
AQR Risk Parity II MV Fund	1,188,479	1,346,117	—	—	(1,359,620)	(457,135)	—	—
AQR Style Premia Alternative Fund	(7,396)	(741,583)	—	—	1,077,229	147,948	—	—
AQR Style Premia Alternative LV Fund	(344,685)	90,088	—	—	150,894	(19,252)	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	(5,656,868)	—	—	—	3,752,579	—	—
AQR Global Macro Fund	—	(8,749)	—	—	—	—	—	—
AQR Multi-Strategy Alternative Fund	—	1,430,655	—	—	—	(764,712)	—	—
AQR Risk Parity Fund	—	6,972,345	—	—	—	(4,640,308)	—	—

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS
Commodity Risk Exposure:
AQR Global Macro Fund	$306,177	$131,458	$—	$—	$(738,980)	$(830,794)	$—	$—
AQR Managed Futures Strategy Fund	120,017,007	(24,648,225)	—	—	(88,217,574)	(89,391,704)	—	—
AQR Managed Futures Strategy HV Fund	4,276,328	912,543	—	—	(2,587,283)	(6,375,741)	—	—
AQR Multi-Strategy Alternative Fund	758,719	12,135,790	—	—	(1,946,721)	(16,828,395)	—	—
AQR Risk-Balanced Commodities Strategy Fund	(2,455,072)	(8,432,100)	—	—	(75,439)	4,935,410	—	—
AQR Risk Parity Fund	190,013	(22,765,588)	—	—	626,300	19,066,145	—	—
AQR Risk Parity II HV Fund	(889,304)	(2,091,140)	—	—	414,995	2,122,005	—	—
AQR Risk Parity II MV Fund	(1,198,693)	(3,155,195)	—	—	593,326	3,048,033	—	—
AQR Style Premia Alternative Fund	3,471,004	343,473	—	—	(4,822,275)	1,051,777	—	—
AQR Style Premia Alternative LV Fund	202,934	(88,396)	—	—	(192,319)	40,109	—	—

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of June 30, 2015.

AQR DIVERSIFIED ARBITRAGE FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$20,613	$(20,613)	$—	$—	$—	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	124,294	(51,850)	72,444	—	—	72,444
Deutsche Bank	Total Return Basket Swaps Contracts	17,384,035	(4,734,987)	12,649,048	—	—	12,649,048
J.P. Morgan	Total Return Basket Swap Contracts	614,029	—	614,029	—	—	614,029
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	8,478	(8,478)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		18,151,449	(4,815,928)	13,335,521	—	—	13,335,521

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Bank of America	Total Return Basket Swaps Contracts	$127,228	$—	$127,228	$—	$(127,228)	$—
CitiBank	Forward Foreign Currency Exchange Contracts	37,881	(20,613)	17,268	—	(17,268)	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	51,850	(51,850)	—	—	—	—
Deutsche Bank	Total Return Basket Swaps Contracts	4,734,987	(4,734,987)	—	—	—	—
J.P. Morgan	Written Options	285,932	—	285,932	(285,932)	—	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	8,478	(8,478)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		5,246,356	(4,815,928)	430,428	(285,932)	(144,496)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $87,112,275.

AQR EQUITY MARKET NEUTRAL FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Credit Suisse International	Forward Foreign Currency Exchange Contracts	$11,266	$(10,663)	$603	$—	$—	$603
Morgan Stanley Capital Services, Inc.	Total Return Basket Swaps Contracts	1,245,822	—	1,245,822	—	—	1,245,822
Total financial instruments subject to a master netting arrangement or similar arrangement		1,257,088	(10,663)	1,246,425	—	—	1,246,425

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Credit Suisse International	Forward Foreign Currency Exchange Contracts	$10,663	$(10,663)	$—	$—	$—	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		10,663	(10,663)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $4,510,0000.

AQR GLOBAL MACRO FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Bank of America	Total Return Swap Contracts	$20,439	$(20,439)	$—	$—	$—	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	867,305	(867,305)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		887,744	(887,744)	—	—	—	—

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Bank of America	Total Return Swap Contracts	$23,396	$(20,439)	$2,957	$—	$—	$2,957
Credit Suisse International	Forward Foreign Currency Exchange Contracts	914,686	(867,305)	47,381	—	(30,000)	17,381
Total financial instruments subject to a master netting arrangement or similar arrangement		938,082	(887,744)	50,338	—	(30,000)	20,338

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

AQR GLOBAL MACRO OFFSHORE FUND LTD.

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Total Return Swap Contracts	$108,269	$(108,269)	$—	$—	$—	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		108,269	(108,269)	—	—	—	—

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CitiBank	Total Return Swap Contracts	$851,195	$(108,269)	$742,926	$—	$(742,926)	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		851,195	(108,269)	742,926	—	(742,926)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $107,074.

AQR LONG-SHORT EQUITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Citibank	Forward Foreign Currency Exchange Contracts	$122,916	$(2,878)	$120,038	$—	$—	$120,038
Credit Suisse International	Forward Foreign Currency Exchange Contracts	138,037	(7,392)	130,645	—	(130,645)	—
Deutsche Bank	Total Return Basket Swaps Contracts	2,510,894	—	2,510,894	—	—	2,510,894
Goldman Sachs	Total Return Basket Swaps Contracts	699,824	(36,484)	663,340	—	—	663,340
Total financial instruments subject to a master netting arrangement or similar arrangement		3,471,671	(46,754)	3,424,917	—	(130,645)	3,294,272

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Citibank	Forward Foreign Currency Exchange Contracts	$2,878	$(2,878)	$—	$—	$—	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	7,392	(7,392)	—	—	—	—
Goldman Sachs	Total Return Swap Contracts	36,484	(36,484)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		46,754	(46,754)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $59,355.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $27,873,548.

AQR MANAGED FUTURES STRATEGY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Bank of America	Total Return Swap Contracts	$14,681	$(14,681)	$—	$—	$—	$—
CitiBank	Forward Foreign Currency Exchange Contracts	66,136,968	(66,136,968)	—	—	—	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	66,686,886	(66,686,886)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		132,838,535	(132,838,535)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$7,154,536	$(14,681)	$7,139,855	$—	$(7,139,855)	$—
CitiBank	Forward Foreign Currency Exchange Contracts	86,702,168	(66,136,968)	20,565,200	—	(20,565,200)	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	86,453,050	(66,686,886)	19,766,164	—	(18,350,030)	1,416,134
Total financial instruments subject to a master netting arrangement or similar arrangement		180,309,754	(132,838,535)	47,471,219	—	(46,055,085)	1,416,134

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $81,635,677.

AQR MANAGED FUTURES STRATEGY OFFSHORE FUND LTD.

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Total Return Swap Contracts	$27,543,482	$(27,543,482)	$—	$—	$—	$—
Merrill Lynch	Total Return Swap Contracts	2,812,705	(2,812,705)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		30,356,187	(30,356,187)	—	—	—	—

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CitiBank	Total Return Swap Contracts	$119,175,182	$(27,543,482)	$91,631,700	$—	$(91,631,700)	$—
Merrill Lynch	Total Return Swap Contracts	4,229,525	(2,812,705)	1,416,820	—	(1,416,820)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		123,404,707	(30,356,187)	93,048,520	—	(93,048,520)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $24,882,947.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Bank of America	Total Return Swap Contracts	$1,241	$(1,241)	$—	$—	$—	$—
CitiBank	Forward Foreign Currency Exchange Contracts	3,039,929	(3,039,929)	—	—	—	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	3,065,236	(3,065,236)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		6,106,406	(6,106,406)	—	—	—	—

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$322,358	$(1,241)	$321,117	$—	$(321,117)	$—
CitiBank	Forward Foreign Currency Exchange Contracts	3,993,616	(3,039,929)	953,687	—	(953,687)	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	3,982,451	(3,065,236)	917,215	—	(860,002)	57,213
Total financial instruments subject to a master netting arrangement or similar arrangement		8,298,425	(6,106,406)	2,192,019	—	(2,134,806)	57,213

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,745,201.

AQR MANAGED FUTURES STRATEGY HV OFFSHORE FUND LTD.

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Total Return Swap Contracts	$1,500,718	$(1,500,718)	$—	$—	$—	$—
Deutsche Bank	Total Return Swap Contracts	42,771	(42,771)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,543,489	(1,543,489)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CitiBank	Total Return Swap Contracts	$5,948,003	$(1,500,718)	$4,447,285	$—	$(4,447,285)	$—
Deutsche Bank	Total Return Swap Contracts	143,027	(42,771)	100,256	—	(50,007)	50,249
Total financial instruments subject to a master netting arrangement or similar arrangement		6,091,030	(1,543,489)	4,547,541	—	(4,497,292)	50,249

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $42,735.

AQR MULTI-STRATEGY ALTERNATIVE FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$6,942,502	$(6,942,502)	$—	$—	$—	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	7,022,064	(7,022,064)	—	—	—	—
Deutsche Bank	Total Return Basket Swaps Contracts	21,012,084	(458,564)	20,553,520	—	—	20,553,520
Goldman Sachs	Total Return Basket Swaps Contracts	4,042,549
	Total Return Swap Contracts	53,827
	Total Goldman Sachs	4,096,376	(420,871)	3,675,505	—	—	3,675,505
J.P. Morgan	Total Return Basket Swap Contracts	16,706,412	(4,120,445)	12,585,967	—	—	12,585,967
Morgan Stanley and Co., International PLC	Total Return Swap Contracts	1,638,397	(442,872)	1,195,525	—	—	1,195,525
Morgan Stanley Capital Services, Inc.	Total Return Basket Swaps Contracts	19,056,169	(387,329)	18,668,840	—	—	18,668,840
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	1,437	(1,437)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		76,475,441	(19,796,084)	56,679,357	—	—	56,679,357

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Bank of America	Total Return Basket Swap Contracts	$329,341
	Total Return Swap Contracts	1,757,877
	Total Bank of America	2,087,218	$—	$2,087,218	$—	$(2,087,218)	$—
CitiBank	Forward Foreign Currency Exchange Contracts	7,155,792	(6,942,502)	213,290	—	(439)	212,851
Credit Suisse International	Forward Foreign Currency Exchange Contracts	7,161,360	(7,022,064)	139,296	—	(139,296)	—
Deutsche Bank	Total Return Basket Swaps Contracts	458,564	(458,564)	—	—	—	—
Goldman Sachs	Total Return Basket Swaps Contracts	343,293
	Total Return Swap Contracts	77,578
	Total Goldman Sachs	420,871	(420,871)	—	—	—	—
J.P. Morgan	Total Return Basket Swap Contracts	4,120,445	(4,120,445)	—	—	—	—
Morgan Stanley and Co., International PLC	Total Return Swap Contracts	442,872	(442,872)	—	—	—	—
Morgan Stanley Capital Services, Inc.	Total Return Basket Swaps Contracts	387,329	(387,329)	—	—	—	—
The Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	1,437	(1,437)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		22,235,888	(19,796,084)	2,439,804	—	(2,226,953)	212,851

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $517,018,991.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE OFFSHORE FUND LTD.

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Total Return Swap Contracts	$1,217,874	$(1,217,874)	$—	$—	$—	$—
Deutsche Bank	Total Return Swap Contracts	150,325	(118,568)	31,757	—	—	31,757
Merrill Lynch	Total Return Swap Contracts	1,291,824	(165,746)	1,126,078	—	—	1,126,078
Total financial instruments subject to a master netting arrangement or similar arrangement		2,660,023	(1,502,188)	1,157,835	—	—	1,157,835

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CitiBank	Total Return Swap Contracts	$6,986,482	$(1,217,874)	$5,768,608	$—	$(5,768,608)	$—
Deutsche Bank	Total Return Swap Contracts	118,568	(118,568)	—	—	—	—
Merrill Lynch	Total Return Swap Contracts	165,746	(165,746)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		7,270,796	(1,502,188)	5,768,608	—	(5,768,608)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,371,486.

AQR RISK-BALANCED COMMODITIES STRATEGY OFFSHORE FUND LTD.

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Total Return Swap Contracts	$6,864,830	$(6,864,830)	$—	$—	$—	$—
Deutsche Bank	Total Return Swap Contracts	1,109,483	(633,348)	476,135	—	—	476,135
Total financial instruments subject to a master netting arrangement or similar arrangement		7,974,313	(7,498,178)	476,135	—	—	476,135

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CitiBank	Total Return Swap Contracts	$7,767,098	$(6,864,830)	$902,268	$—	$(902,268)	$—
Deutsche Bank	Total Return Swap Contracts	633,348	(633,348)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		8,400,446	(7,498,178)	902,268	—	(902,268)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,787,858.

AQR RISK PARITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$641,967	$(641,967)	$—	$—	$—	$—
	Interest Rate Swap Contracts	56,352	(56,352)	—	—	—	—
	Total CitiBank	698,319	(698,319)	—	—	—	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	695,293	(695,293)	—	—	—	—
Morgan Stanley	Total Return Swap Contracts	10,514	(10,514)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,404,126	(1,404,126)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$303,099	$—	$303,099	$—	$(303,099)	$—
CitiBank	Forward Foreign Currency Exchange Contracts	1,131,596	(641,967)	489,629	—	—	489,629
	Interest Rate Swap Contracts	117,193	(56,352)	60,841	—	(60,841)	—
	Total CitiBank	1,248,789	(698,319)	550,470	—	(60,841)	489,629
Credit Suisse International	Forward Foreign Currency Exchange Contracts	1,197,548	(695,293)	502,255	—	(502,255)	—
Goldman Sachs	Total Return Swaps Contracts	77,466	—	77,466	—	(77,466)	—
Morgan Stanley and Co., International PLC	Total Return Swaps Contracts	526,009	(10,514)	515,495	—	(515,495)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		3,352,911	(1,404,126)	1,948,785	—	(1,459,156)	489,629

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $9,394,677.

AQR RISK PARITY OFFSHORE FUND LTD.

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Total Return Swap Contracts	$4,874,660	$(4,874,660)	$—	$—	$—	$—
Deutsche Bank	Total Return Swap Contracts	222,586	(222,586)	—	—	—	—
Merrill Lynch	Total Return Swap Contracts	984,291	(733,954)	250,337	—	—	250,337
Total financial instruments subject to a master netting arrangement or similar arrangement		6,081,537	(5,831,200)	250,337	—	—	250,337

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CitiBank	Total Return Swap Contracts	$6,279,191	$(4,874,660)	$1,404,531	$—	$(1,404,531)	$—
Deutsche Bank	Total Return Swap Contracts	481,028	(222,586)	258,442	—	(240,036)	18,406
Merrill Lynch	Total Return Swap Contracts	733,954	(733,954)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		7,494,173	(5,831,200)	1,662,973	—	(1,644,567)	18,406

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $4,075,968.

AQR RISK PARITY II HV FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$7,890	$(7,890)	$—	$—	$—	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	16,442	(16,442)	—	—	—	—
Goldman Sachs	Total Return Swap Contracts	10,624	(10,624)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		34,956	(34,956)	—	—	—	—

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$36,941	$—	$36,941	$—	$—	$36,941
BNP Paribas	Reverse Repurchase Agreements	1,278,650	—	1,278,650	(1,278,650)	—	—
CitiBank	Forward Foreign Currency Exchange Contracts	62,045	(7,890)	54,155	—	(54,155)	—
	Reverse Repurchase Agreements	6,538,001	—	6,538,001	(6,538,001)	—	—
	Total CitiBank	6,600,046	(7,890)	6,592,156	(6,538,001)	(54,155)	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	73,728	(16,442)	57,286	—	(57,286)	—
Goldman Sachs	Total Return Swaps Contracts	83,795	(10,624)	73,171	—	(73,171)	—
J.P. Morgan	Reverse Repurchase Agreements	5,985,300	—	5,985,300	(5,985,300)	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		14,058,460	(34,956)	14,023,504	(13,801,951)	(184,612)	36,941

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,045,388.

AQR RISK PARITY II HV OFFSHORE FUND LTD.

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Barclays	Total Return Swap Contracts	$14,486	$(14,486)	$—	$—	$—	$—
CitiBank	Total Return Swap Contracts	422,126	(422,126)	—	—	—	—
Deutsche Bank	Total Return Swap Contracts	201,325	(191,994)	9,331	—	—	9,331
Total financial instruments subject to a master netting arrangement or similar arrangement		637,937	(628,606)	9,331	—	—	9,331

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Barclays	Total Return Swap Contracts	$16,736	$(14,486)	$2,250	$—	$—	$2,250
CitiBank	Total Return Swap Contracts	451,790	(422,126)	29,664	—	(29,664)	—
Deutsche Bank	Total Return Swap Contracts	191,994	(191,994)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		660,520	(628,606)	31,914	—	(29,664)	2,250

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $450,363.

AQR RISK PARITY II MV FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$8,042	$(8,042)	$—	$—	$—	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	18,933	(18,933)	—	—	—	—
Goldman Sachs	Total Return Swap Contracts	9,993	(9,993)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		36,968	(36,968)	—	—	—	—

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$51,651	$—	$51,651	$—	$—	$51,651
CitiBank	Forward Foreign Currency Exchange Contracts	63,618	(8,042)	55,576	—	(55,576)	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	74,989	(18,933)	56,056	—	(56,056)	—
Goldman Sachs	Total Return Swaps Contracts	128,620	(9,993)	118,627	—	(118,627)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		318,878	(36,968)	281,910	—	(230,259)	51,651

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,319,741.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

AQR RISK PARITY II MV OFFSHORE FUND LTD.

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Barclays Capital	Total Return Swap Contracts	$19,315	$(19,315)	$—	$—	$—	$—
CitiBank	Total Return Swap Contracts	550,352	(540,354)	9,998	—	—	9,998
Deutsche Bank	Total Return Swap Contracts	231,631	(205,035)	26,596	—	—	26,596
Total financial instruments subject to a master netting arrangement or similar arrangement		801,298	(764,704)	36,594	—	—	36,594

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Barclays Capital	Total Return Swap Contracts	$22,314	$(19,315)	$2,999	$—	$—	$2,999
CitiBank	Total Return Swap Contracts	540,354	(540,354)	—	—	—	—
Deutsche Bank	Total Return Swap Contracts	205,035	(205,035)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		767,703	(764,704)	2,999	—	—	2,999

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $530,038.

AQR STYLE PREMIA ALTERNATIVE FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Bank of America	Total Return Swap Contracts	$1,772,245	$(1,772,245)	$—	$—	$—	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	4,139,345	(3,964,794)	174,551	—	—	174,551
Goldman Sachs	Total Return Basket Swap Contracts	5,553,302	(868,923)	4,684,379	—	—	4,684,379
Total financial instruments subject to a master netting arrangement or similar arrangement		11,464,892	(6,605,962)	4,858,930	—	—	4,858,930

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$3,451,115	$(1,772,245)	$1,678,870	$—	$(1,678,870)	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	3,964,794	(3,964,794)	—	—		—
Goldman Sachs	Total Return Basket Swaps Contracts	829,008
	Total Return Swap Contracts	39,915
	Total Goldman Sachs	868,923	(868,923)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		8,284,832	(6,605,962)	1,678,870	—	(1,678,870)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $150,821,204.

AQR STYLE PREMIA ALTERNATIVE OFFSHORE FUND LTD.

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Total Return Swap Contracts	$1,432,472	$(1,383,331)	$49,141	$—	$—	$49,141
Deutsche Bank	Total Return Swap Contracts	1,168,819	(16,163)	1,152,656	—	—	1,152,656
Total financial instruments subject to a master netting arrangement or similar arrangement		2,601,291	(1,399,494)	1,201,797	—	—	1,201,797

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CitiBank	Total Return Swap Contracts	$1,383,331	$(1,383,331)	$—	$—	$—	$—
Deutsche Bank	Total Return Swap Contracts	16,163	(16,163)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,399,494	(1,399,494)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $800,010.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Bank of America	Total Return Swap Contracts	$45,271	$(45,271)	$—	$—	$—	$—
CitiBank	Forward Foreign Currency Exchange Contracts	55,298	(50,664)	4,634	—	—	4,634
Credit Suisse International	Forward Foreign Currency Exchange Contracts	55,962	(52,356)	3,606	—	—	3,606
Goldman Sachs	Total Return Basket Swap Contracts	718,806	(2,601)	716,205	—	—	716,205
Total financial instruments subject to a master netting arrangement or similar arrangement		875,337	(150,892)	724,445	—	—	724,445

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Bank of America	Total Return Swap Contracts	$57,396	$(45,271)	$12,125	$—	$—	$12,125
CitiBank	Forward Foreign Currency Exchange Contracts	50,664	(50,664)	—	—	—	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	52,356	(52,356)	—	—	—	—
Goldman Sachs	Total Return Swap Contracts	2,601	(2,601)	—	—	—	—
Morgan Stanley and Co., International PLC	Total Return Swap Contracts	927	—	927	—	—	927
Total financial instruments subject to a master netting arrangement or similar arrangement		163,944	(150,892)	13,052	—	—	13,052

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,060,002.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV OFFSHORE FUND LTD.

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CitiBank	Total Return Swap Contracts	$70,378	$(29,102)	$41,276	$—	$—	$41,276
Total financial instruments subject to a master netting arrangement or similar arrangement		70,378	(29,102)	41,276	—	—	41,276

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
CitiBank	Total Return Swap Contracts	$29,102	$(29,102)	$—	$—	$—	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		29,102	(29,102)	—	—	—	—

For the period ended June 30, 2015, the quarterly average values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND	AQR LONG- SHORT EQUITY FUND	AQR MANAGED FUTURES STRATEGY FUND	AQR MANAGED FUTURES STRATEGY HV FUND	AQR MULTI- STRATEGY ALTERNATIVE FUND	AQR RISK- BALANCED COMMODITIES STRATEGY FUND
Futures Contracts:
Average Notional Balance—Long	$—	$1,378,881	$350,346,087	$51,523,201	$31,408,184,510	$1,395,439,560	$2,711,218,419	$39,992,598
Average Notional Balance—Short	465,975,047	831,146	450,171,681	2,386,059	6,179,478,078	271,046,900	1,872,317,996	21,246,050
Ending Notional Balance—Long	—	2,242,643	733,971,332	75,617,323	26,096,801,757	1,185,930,173	3,375,703,063	63,266,400
Ending Notional Balance—Short	297,641,131	1,086,483	928,181,783	3,217,725	12,950,691,947	588,317,869	3,034,867,586	26,259,961
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	42,643,963	576,832	44,937,244	16,596,324	10,438,176,460	468,785,566	1,258,180,385	—
Average Settlement Value—Sold	113,491,832	1,060,132	46,021,235	3,482,718	13,935,155,541	623,789,407	1,533,490,121	—
Ending Value—Purchased	9,303,595	1,029,151	84,809,920	22,929,704	16,883,871,727	780,094,076	1,589,045,251	—
Ending Value—Sold	72,778,682	1,779,427	80,550,769	4,455,801	18,606,339,011	858,252,982	1,669,843,086	—
Exchange-Traded Options:
Average Number of Contracts—Written	7,314	—	—	—	—	—	829	—
Ending Number of Contracts—Written	7,500	—	—	—	—	—	—	—

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

	AQR DIVERSIFIED ARBITRAGE FUND	AQR EQUITY MARKET NEUTRAL FUND	AQR GLOBAL MACRO FUND	AQR LONG- SHORT EQUITY FUND	AQR MANAGED FUTURES STRATEGY FUND	AQR MANAGED FUTURES STRATEGY HV FUND	AQR MULTI- STRATEGY ALTERNATIVE FUND	AQR RISK- BALANCED COMMODITIES STRATEGY FUND
Credit Default Swaps:
Average Notional Balance—Buy Protection	$164,941,667	$—	$—	$—	$—	$—	$—	$—
Average Notional Balance—Sell Protection	25,525,000	—	—	—	—	—	60,883,333	—
Ending Notional Balance—Buy Protection	100,275,000	—	—	—	—	—	—	—
Ending Notional Balance—Sell Protection	—	—	—	—	—	—	60,475,000	—
Total Return Swaps:
Average Notional Balance—Long	—	—	6,250,344	1,770,551	4,495,927,242	225,766,725	540,546,581	161,662,388
Average Notional Balance—Short	—	—	4,510,483	—	1,294,213,125	75,705,549	449,950,521	110,725,197
Ending Notional Balance—Long	—	—	3,803,670	2,575,198	843,397,855	41,005,276	106,460,173	156,070,145
Ending Notional Balance—Short	—	—	7,924,003	—	997,283,650	49,315,648	275,817,835	123,264,924
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	—	—	415,567,918	—	—	—	—	—
Average Notional Balance—Receives Fixed rate	—	—	435,584,097	—	—	—	—	—
Ending Notional Balance—Pays Fixed Rate	—	—	745,051,809	—	—	—	—	—
Ending Notional Balance—Receives Fixed Rate	—	—	806,383,922	—	—	—	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	789,694,834	26,110,553	—	147,882,810	—	—	3,251,248,718	—
Average Notional of Underlying Positions—Short	274,578,887	25,174,151	—	140,521,019	—	—	2,691,704,024	—
Ending Notional Balance—Long	610,868,410	44,217,328	—	229,452,004	—	—	3,872,392,924	—
Ending Notional Balance—Short	197,341,056	42,049,639	—	215,532,752	—	—	3,274,489,443	—

	AQR RISK PARITY FUND	AQR RISK PARITY II HV FUND	AQR RISK PARITY II MV FUND	AQR STYLE PREMIA ALTERNATIVE FUND	AQR STYLE PREMIA ALTERNATIVE LV FUND
Futures Contracts:
Average Notional Balance—Long	$342,730,586	$109,133,661	$141,299,915	$2,578,222,488	$86,684,280
Average Notional Balance—Short	—	8,142,778	10,249,674	2,215,858,244	76,230,443
Ending Notional Balance—Long	588,205,363	137,677,626	143,713,445	3,870,516,448	96,418,144
Ending Notional Balance—Short	—	8,406,341	9,193,478	3,536,841,892	86,600,338
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	208,069,589	935,466	885,469	374,910,204	13,410,256
Average Settlement Value—Sold	255,090,298	14,426,938	16,289,103	439,696,514	15,611,068
Ending Value—Purchased	208,984,293	1,950,193	1,496,542	416,388,433	10,808,029
Ending Value—Sold	258,011,994	17,948,262	18,829,000	484,923,776	12,625,430
Credit Default Swaps:
Average Notional Balance—Buy Protection	—	—	—	—	—
Average Notional Balance—Sell Protection	540,609,178	—	—	—	—
Ending Notional Balance—Buy Protection	—	—	—	—	—
Ending Notional Balance—Sell Protection	531,961,125	—	—	—	—
Total Return Swaps:
Average Notional Balance—Long	639,031,184	63,023,352	61,590,126	252,953,836	9,969,452
Average Notional Balance—Short	126,717,124	10,382,017	13,348,171	558,933,291	20,369,202
Ending Notional Balance—Long	202,019,698	22,309,482	27,370,232	121,206,272	2,322,195
Ending Notional Balance—Short	115,524,917	11,756,451	13,955,992	148,854,579	3,665,133

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

	AQR RISK PARITY FUND	AQR RISK PARITY II HV FUND	AQR RISK PARITY II MV FUND	AQR STYLE PREMIA ALTERNATIVE FUND	AQR STYLE PREMIA ALTERNATIVE LV FUND
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	$79,419,811	$—	$—	$—	$—
Average Notional Balance—Receives Fixed rate	296,450,691	—	—	—	—
Ending Notional Balance—Pays Fixed Rate	36,790,775	—	—	—	—
Ending Notional Balance—Receives Fixed Rate	254,527,274	—	—	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	—	—	702,125,127	23,851,303
Average Notional of Underlying Positions—Short	—	—	—	575,229,934	19,565,648
Ending Notional Balance—Long	—	—	—	1,054,813,290	24,518,233
Ending Notional Balance—Short	—	—	—	873,891,024	20,686,262

*	Values as of each quarter end are used to calculate the average represented.

9. Investment Advisory and Other Agreements

The Advisor serves as the investment advisor to each of the Funds pursuant to an Investment Advisory Agreement, dated December 4, 2008, as amended, entered into by the Trust, on behalf of the Funds (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Advisor is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Advisor provides persons satisfactory to the Funds’ Board to serve as officers of the Funds. Pursuant to the Advisory Agreement, the Funds pay the Advisor an Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Diversified Arbitrage Fund	1.00%
AQR Equity Market Neutral Fund	1.10
AQR Global Macro Fund	1.25
AQR Long-Short Equity Fund	1.10
AQR Managed Futures Strategy Fund	1.05
AQR Managed Futures Strategy HV Fund	1.45
AQR Multi-Strategy Alternative Fund	1.80
AQR Risk-Balanced Commodities Strategy Fund	0.80
AQR Risk Parity Fund	0.75	(a)
AQR Risk Parity II HV Fund	0.95	(b)
AQR Risk Parity II MV Fund	0.75	(c)
AQR Style Premia Alternative Fund	1.35
AQR Style Premia Alternative LV Fund	0.65

(a)	The AQR Risk Parity Fund Advisory Fee is based on the following two tier structure. The first tier charges 0.75% on the first $1 billion of net assets and the second tier charges 0.70% on net assets in excess of $1 billion.
(b)	The AQR Risk Parity II HV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.95% of the first $1 billion of net assets; the second tier charges 0.925% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.90% on net assets in excess of $3 billion.
(c)	The AQR Risk Parity II MV Fund Advisory Fee is based on the following three tier structure. The first tier charges 0.75% of the first $1 billion of net assets; the second tier charges 0.725% on net assets in excess of the $1 billion, up to $3 billion; and the third tier charges 0.70% on net assets in excess of $3 billion.

The Trust and the Advisor have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Advisor has agreed to waive its fee and/or reimburse each Fund at least through April 30, 2016 for Class I, N and R6 respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement the Advisor has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios (including the consolidated expenses of the Subsidiaries), exclusive of interest, taxes, borrowing

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Diversified Arbitrage Fund	1.20%	1.45%	1.10%
AQR Equity Market Neutral Fund	1.30	1.55	1.20
AQR Global Macro Fund	1.45	1.70	1.35
AQR Long-Short Equity Fund	1.30	1.55	1.20
AQR Managed Futures Strategy Fund	1.25	1.50	1.15
AQR Managed Futures Strategy HV Fund	1.65	1.90	1.55
AQR Multi-Strategy Alternative Fund	1.98	2.23	1.88
AQR Risk-Balanced Commodities Strategy Fund	1.00	1.25	0.90
AQR Risk Parity Fund	0.95	1.20	0.85
AQR Risk Parity II HV Fund	1.15	1.40	1.05
AQR Risk Parity II MV Fund	0.95	1.20	0.85
AQR Style Premia Alternative Fund	1.50	1.75	1.40
AQR Style Premia Alternative LV Fund	0.85	1.10	0.75

Prior to May 1, 2015, the Fee Waiver and Expense Reimbursement Agreement for the AQR Diversified Arbitrage Fund was as follows:

FUND	CLASS N
AQR Diversified Arbitrage Fund	1.50%

For the period ended June 30, 2015 the Funds’ Advisor waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY AND SHAREHOLDER SERVICES FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Diversified Arbitrage Fund	$120,195	$58,884	$179,079
AQR Equity Market Neutral Fund	83,872	12,648	96,520
AQR Global Macro Fund	11,547	74,023	85,570
AQR Long-Short Equity Fund	35,844	911	36,755
AQR Managed Futures Strategy HV Fund	11,213	14,938	26,151
AQR Multi Strategy Alternative Fund	—	14,841	14,841
AQR Risk-Balanced Commodity Fund	104,748	2,065	106,813
AQR Risk Parity Fund	—	516	516
AQR Risk Parity II HV Fund	70,362	3,073	73,435
AQR Risk Parity II MV Fund	78,935	1,114	80,049
AQR Style Premia Alternative Fund	—	35,651	35,651
AQR Style Premia Alternative LV Fund	112,298	17,097	129,395

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Advisor. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Advisor waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

For the period ended June 30, 2015, the amounts waived and reimbursed by the Advisor, as well as the amounts available for potential future recoupment by the Advisor and the expiration schedule at June 30, 2015 are as follows:

	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED JUNE 30, 2015	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2015	POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
			2015	2016	2017	2018

AQR DIVERSIFIED ARBITRAGE FUND
Class I	$151,079	$385,428	$227,590	$—	$6,759	$151,079
Class N	27,912	27,912	—	—	—	27,912
Class R6	88	89	—	—	1	88

Totals	$179,079	$413,429	$227,590	$—	$6,760	$179,079

AQR EQUITY MARKET NEUTRAL FUND
Class I	$47,702	$64,919	$—	$—	$17,217	$47,702
Class N	25,439	40,368	—	—	14,929	25,439
Class R6	23,379	66,831	—	—	43,452	23,379

Totals	$96,520	$172,118	$—	$—	$75,598	$96,520

AQR GLOBAL MACRO FUND
Class I	$80,629	$292,050	$—	$—	$211,421	$80,629
Class N	4,670	11,681	—	—	7,011	4,670
Class R6	271	636	—	—	365	271

Totals	$85,570	$304,367	$—	$—	$218,797	$85,570

AQR LONG-SHORT EQUITY FUND
Class I	$29,652	$284,582	$—	$81,653	$173,277	$29,652
Class N	6,607	52,469	—	21,781	24,081	6,607
Class R6	496	873	—	—	377	496

Totals	$36,755	$337,924	$—	$103,434	$197,735	$36,755

AQR MANAGED FUTURES STRATEGY FUND
Class I	$—	$—	$—	$—	$—	$—
Class N	—	77,598	77,598	—	—	—
Class R6	—	—	—	—	—	—

Totals	$—	$77,598	$77,598	$—	$—	$—

AQR MANAGED FUTURES STRATEGY HV FUND
Class I	$8,156	$320,590	$—	$180,370	$132,064	$8,156
Class N	3,997	34,521	—	16,709	13,815	3,997
Class R6	13,998	14,185	—	—	187	13,998

Totals	$26,151	$369,296	$—	$197,079	$146,066	$26,151

AQR MULTI-STRATEGY ALTERNATIVE FUND
Class I	$—	$826,112	$368,184	$263,977	$193,951	$—
Class N	9,808	144,930	55,557	39,810	39,755	9,808
Class R6	5,033	5,122	—	—	89	5,033

Totals	$14,841	$976,164	$423,741	$303,787	$233,795	$14,841

AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I	$77,779	$556,256	$181,810	$150,384	$146,283	$77,779
Class N	5,304	68,862	19,100	17,595	26,863	5,304
Class R6	23,730	24,096	—	—	366	23,730

Totals	$106,813	$649,214	$200,910	$167,979	$173,512	$106,813

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED JUNE 30, 2015	TOTAL POTENTIAL RECOUPMENT AMOUNT JUNE 30, 2015	POTENTIAL RECOUPMENT AMOUNTS EXPIRING DECEMBER 31
			2015	2016	2017	2018

AQR RISK PARITY FUND
Class I	$—	$—	$—	$—	$—	$—
Class N	191	35,124	34,933	—	—	191
Class R6	325	326	—	—	1	325

Totals	$516	$35,450	$34,933	$—	$1	$516

AQR RISK PARITY II HV FUND
Class I	$56,987	$396,442	$79,653	$141,678	$118,124	$56,987
Class N	13,541	184,228	36,272	95,743	38,672	13,541
Class R6	2,907	3,029	—	—	122	2,907

Totals	$73,435	$583,699	$115,925	$237,421	$156,918	$73,435

AQR RISK PARITY II MV FUND
Class I	$72,680	$432,035	$102,338	$130,853	$126,164	$72,680
Class N	7,281	95,443	13,557	58,403	16,202	7,281
Class R6	88	145	—	—	57	88

Totals	$80,049	$527,623	$115,895	$189,256	$142,423	$80,049

AQR STYLE PREMIA ALTERNATIVE FUND
Class I	$—	$36,676	$—	$36,676	$—	$—
Class N	7,826	41,030	—	9,672	23,532	7,826
Class R6	27,825	31,550	—	—	3,725	27,825

Totals	$35,651	$109,256	$—	$46,348	$27,257	$35,651

AQR STYLE PREMIA ALTERNATIVE LV FUND
Class I	$39,606	$52,046	$—	$—	$12,440	$39,606
Class N	27,210	39,978	—	—	12,768	27,210
Class R6	62,579	175,683	—	—	113,104	62,579

Totals	$129,395	$267,707	$—	$—	$138,312	$129,395

During the period ended June 30, 2015, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Managed Futures Strategy Fund	$—	$15,567	$4
AQR Multi-Strategy Alternative Fund	81,767	—	—
AQR Style Premia Alternative Fund	74,349	—	—

Pursuant to the Sub-Advisory Agreements between the Sub-Advisor, the Advisor and the Trust, the Advisor will pay the Sub-Advisor an annual fee, payable monthly, at the annual rate of 1.00% and 0.35% of the average daily nets assets for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund, respectively.

JPMorgan Chase Bank, N.A., serves as the Funds’ Administrator, Accounting Agent and Custodian.

State Street Bank and Trust Company, together with JPMorgan Chase Bank, N.A., serve as Custodian of the AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

10. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

11. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for OTC derivative transactions. A number of each Fund’s derivative agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Advisor relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

12. Line of Credit

Effective February 27, 2015 and terminating on February 28, 2016, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. For the period ended June 30, 2015, the maximum loan amount outstanding per Fund was the lesser of an amount which did not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and did not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Funds with less than $25,000,000 in assets are ineligible to draw upon the line of credit. The line of credit is in the amount of $225,000,000. Prior to February 27, 2015, the line of credit available was $200,000,000, subject to substantially similar terms. The Funds did not have any outstanding borrowings under this agreement for the period ended June 30, 2015.

13. Principal Ownership

As of June 30, 2015, the Funds had individual shareholder accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF SHAREHOLDERS	TOTAL PERCENTAGE INTEREST HELD
AQR Equity Market Neutral Fund*	1	11.05%
AQR Global Macro Fund*	1	7.36%
AQR Risk Parity Fund	1	13.34%
AQR Risk Parity II HV Fund*	2	27.69%
AQR Risk Parity II MV Fund	2	46.36%
AQR Risk-Balanced Commodities Strategy Fund	1	25.73%
AQR Style Premia Alterative LV Fund*	1	46.79%

*	The percentage shown is owned by the Advisor and/or affiliates.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

14. Redemption in Kind

On July 25, 2014, one shareholder redeemed their investment in the AQR Style Premia Alternative Fund. The redemption represented 70.1% of the Fund’s net assets and was paid partially in cash and in-kind. The amount of redemption proceeds paid in-kind was $52,771,157. The realized gain (loss) associated with the portion redeemed in-kind was $19,331,459.

15. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU No. 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”), which expands the existing secured borrowing accounting for certain repurchase agreements and sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare similar transactions accounted for

AQR Funds	Semi-Annual Report	June 2015

Notes to Financial Statements	June 30, 2015 (Unaudited)

as secured borrowings. The Funds are required to apply ASU 2014-11 for annual reporting periods beginning on or after December 15, 2014, and interim periods within those fiscal years. Management has evaluated the impact and does not believe the adoption will have a material impact on the Funds’ financial statements.

In May 2015, the FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820)—Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). The amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the Net Asset Value per Share practical expedient. The Funds are required to apply ASU 2015-07 for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Management is currently evaluating the impact of ASU 2015-07.

16. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

AQR Funds	Semi-Annual Report	June 2015

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 6/30/15” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/15

AQR Diversified Arbitrage Fund

Class I
Actual Return	$1,000.00	$999.00	1.20%	$5.95
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

Class N
Actual Return	$1,000.00	$999.00	1.46%	$7.24
Hypothetical Return	$1,000.00	$1,017.55	1.46%	$7.30

Class R6
Actual Return	$1,000.00	$1,000.00	1.10%	$5.45
Hypothetical Return	$1,000.00	$1,019.34	1.10%	$5.51

AQR Equity Market Neutral Fund

Class I
Actual Return	$1,000.00	$1,044.00	1.30%	$6.59
Hypothetical Return	$1,000.00	$1,018.35	1.30%	$6.51

Class N
Actual Return	$1,000.00	$1,043.00	1.55%	$7.85
Hypothetical Return	$1,000.00	$1,017.11	1.55%	$7.75

Class R6
Actual Return	$1,000.00	$1,045.00	1.20%	$6.08
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

AQR Funds	Semi-Annual Report	June 2015

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/15

AQR Global Macro Fund

Class I
Actual Return	$1,000.00	$998.00	1.45%	$7.18
Hypothetical Return	$1,000.00	$1,017.60	1.45%	$7.25

Class N
Actual Return	$1,000.00	$997.00	1.70%	$8.42
Hypothetical Return	$1,000.00	$1,016.36	1.70%	$8.50

Class R6
Actual Return	$1,000.00	$998.00	1.35%	$6.69
Hypothetical Return	$1,000.00	$1,018.10	1.35%	$6.76

AQR Long-Short Equity Fund

Class I
Actual Return	$1,000.00	$1,044.20	1.30%	$6.59
Hypothetical Return	$1,000.00	$1,018.35	1.30%	$6.51

Class N
Actual Return	$1,000.00	$1,043.40	1.55%	$7.85
Hypothetical Return	$1,000.00	$1,017.11	1.55%	$7.75

Class R6
Actual Return	$1,000.00	$1,045.10	1.20%	$6.08
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

AQR Managed Futures Strategy Fund

Class I
Actual Return	$1,000.00	$996.20	1.22%	$6.04
Hypothetical Return	$1,000.00	$1,018.74	1.22%	$6.11

Class N
Actual Return	$1,000.00	$995.30	1.49%	$7.37
Hypothetical Return	$1,000.00	$1,017.41	1.49%	$7.45

Class R6
Actual Return	$1,000.00	$996.20	1.13%	$5.59
Hypothetical Return	$1,000.00	$1,019.19	1.13%	$5.66

AQR Managed Futures Strategy HV Fund

Class I
Actual Return	$1,000.00	$992.90	1.65%	$8.15
Hypothetical Return	$1,000.00	$1,016.61	1.65%	$8.25

Class N
Actual Return	$1,000.00	$991.10	1.90%	$9.38
Hypothetical Return	$1,000.00	$1,015.37	1.90%	$9.49

Class R6
Actual Return	$1,000.00	$992.90	1.55%	$7.66
Hypothetical Return	$1,000.00	$1,017.11	1.55%	$7.75

AQR Multi-Strategy Alternative Fund

Class I
Actual Return	$1,000.00	$1,002.00	1.98%	$9.83
Hypothetical Return	$1,000.00	$1,014.98	1.98%	$9.89

Class N
Actual Return	$1,000.00	$1,001.00	2.23%	$11.06
Hypothetical Return	$1,000.00	$1,013.74	2.23%	$11.13

Class R6
Actual Return	$1,000.00	$1,004.10	1.88%	$9.34
Hypothetical Return	$1,000.00	$1,015.47	1.88%	$9.39

AQR Funds	Semi-Annual Report	June 2015

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/15

AQR Risk-Balanced Commodities Strategy Fund

Class I
Actual Return	$1,000.00	$914.00	1.00%	$4.75
Hypothetical Return	$1,000.00	$1,019.84	1.00%	$5.01

Class N
Actual Return	$1,000.00	$912.10	1.25%	$5.93
Hypothetical Return	$1,000.00	$1,018.60	1.25%	$6.26

Class R6
Actual Return	$1,000.00	$914.20	0.90%	$4.27
Hypothetical Return	$1,000.00	$1,020.33	0.90%	$4.51

AQR Risk Parity Fund

Class I
Actual Return	$1,000.00	$1,014.80	0.93%	$4.65
Hypothetical Return	$1,000.00	$1,020.18	0.93%	$4.66

Class N
Actual Return	$1,000.00	$1,013.80	1.20%	$5.99
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

Class R6
Actual Return	$1,000.00	$1,014.80	0.85%	$4.25
Hypothetical Return	$1,000.00	$1,020.58	0.85%	$4.26

AQR Risk Parity II HV Fund

Class I
Actual Return	$1,000.00	$1,018.80	1.15%	$5.76
Hypothetical Return	$1,000.00	$1,019.09	1.15%	$5.76

Class N
Actual Return	$1,000.00	$1,017.80	1.40%	$7.00
Hypothetical Return	$1,000.00	$1,017.85	1.40%	$7.00

Class R6
Actual Return	$1,000.00	$1,018.80	1.05%	$5.26
Hypothetical Return	$1,000.00	$1,019.59	1.05%	$5.26

AQR Risk Parity II MV Fund

Class I
Actual Return	$1,000.00	$1,013.10	0.95%	$4.74
Hypothetical Return	$1,000.00	$1,020.08	0.95%	$4.76

Class N
Actual Return	$1,000.00	$1,011.10	1.20%	$5.98
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01

Class R6
Actual Return	$1,000.00	$1,014.20	0.85%	$4.24
Hypothetical Return	$1,000.00	$1,020.58	0.85%	$4.26

AQR Style Premia Alternative Fund

Class I
Actual Return	$1,000.00	$985.80	1.50%	$7.39
Hypothetical Return	$1,000.00	$1,017.36	1.50%	$7.50

Class N
Actual Return	$1,000.00	$983.80	1.75%	$8.61
Hypothetical Return	$1,000.00	$1,016.12	1.75%	$8.75

Class R6
Actual Return	$1,000.00	$985.80	1.40%	$6.89
Hypothetical Return	$1,000.00	$1,017.85	1.40%	$7.00

AQR Funds	Semi-Annual Report	June 2015

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/15

AQR Style Premia Alternative LV Fund

Class I
Actual Return	$1,000.00	$994.10	0.85%	$4.20
Hypothetical Return	$1,000.00	$1,020.58	0.85%	$4.26

Class N
Actual Return	$1,000.00	$993.10	1.10%	$5.44
Hypothetical Return	$1,000.00	$1,019.34	1.10%	$5.51

Class R6
Actual Return	$1,000.00	$995.10	0.75%	$3.71
Hypothetical Return	$1,000.00	$1,021.08	0.75%	$3.76

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	June 2015

Investment Advisor

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Sub-Advisor

CNH Partners, LLC

Two Greenwich Plaza, 3rd Floor,

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248

p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
August 28, 2015

By: /s/ Heather Bonner
Heather Bonner,
Principal Financial Officer
August 28, 2015